UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 to June 30, 2023

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2023
Classes ADV, I, S and S2
Voya Variable Product Index Funds
■ Voya Emerging Markets Index Portfolio	■ Voya Russell™ Mid Cap Growth Index Portfolio
■ Voya International Index Portfolio	■ Voya Russell™ Mid Cap Index Portfolio
■ Voya Russell™ Large Cap Growth Index Portfolio	■ Voya Russell™ Small Cap Index Portfolio
■ Voya Russell™ Large Cap Index Portfolio	■ Voya U.S. Bond Index Portfolio
■ Voya Russell™ Large Cap Value Index Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Emerging Markets Index Portfolio
Class I	$1,000.00	$1,047.00	0.57%	$2.89	$1,000.00	$1,021.97	0.57%	$2.86
Class S	1,000.00	1,045.80	0.82	4.16	1,000.00	1,020.73	0.82	4.11
Voya International Index Portfolio
Class ADV	$1,000.00	$1,114.90	0.95%	$4.98	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,117.90	0.46	2.42	1,000.00	1,022.51	0.46	2.31
Class S	1,000.00	1,117.70	0.71	3.73	1,000.00	1,021.27	0.71	3.56
Class S2	1,000.00	1,116.40	0.86	4.51	1,000.00	1,020.53	0.86	4.31
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV	$1,000.00	$1,315.30	0.93%	$5.34	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,318.50	0.43	2.47	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,317.10	0.68	3.91	1,000.00	1,021.42	0.68	3.41
Voya Russell™ Large Cap Index Portfolio
Class ADV	$1,000.00	$1,189.20	0.86%	$4.67	$1,000.00	$1,020.53	0.86%	$4.31
Class I	1,000.00	1,191.80	0.36	1.96	1,000.00	1,023.01	0.36	1.81
Class S	1,000.00	1,190.20	0.61	3.31	1,000.00	1,021.77	0.61	3.06
Class S2	1,000.00	1,189.50	0.76	4.13	1,000.00	1,021.03	0.76	3.81

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Russell™ Large Cap Value Index Portfolio
Class ADV	$1,000.00	$1,045.40	0.85%	$4.31	$1,000.00	$1,020.58	0.85%	$4.26
Class I	1,000.00	1,048.10	0.35	1.78	1,000.00	1,023.06	0.35	1.76
Class S	1,000.00	1,046.80	0.60	3.04	1,000.00	1,021.82	0.60	3.01
Voya Russell™ Mid Cap Growth Index Portfolio
Class I	$1,000.00	$1,156.60	0.40%	$2.14	$1,000.00	$1,022.81	0.40%	$2.01
Class S	1,000.00	1,155.20	0.65	3.47	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	1,154.60	0.80	4.27	1,000.00	1,020.83	0.80	4.01
Voya Russell™ Mid Cap Index Portfolio
Class ADV	$1,000.00	$1,085.90	0.91%	$4.71	$1,000.00	$1,020.28	0.91%	$4.56
Class I	1,000.00	1,088.50	0.41	2.12	1,000.00	1,022.76	0.41	2.06
Class S	1,000.00	1,085.90	0.66	3.41	1,000.00	1,021.52	0.66	3.31
Class S2	1,000.00	1,085.60	0.81	4.19	1,000.00	1,020.78	0.81	4.06
Voya Russell™ Small Cap Index Portfolio
Class ADV	$1,000.00	$1,076.40	0.95%	$4.89	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,079.60	0.45	2.32	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	1,078.10	0.70	3.61	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,077.30	0.85	4.38	1,000.00	1,020.58	0.85	4.26
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$1,016.60	0.86%	$4.30	$1,000.00	$1,020.53	0.86%	$4.31
Class I	1,000.00	1,019.10	0.36	1.80	1,000.00	1,023.01	0.36	1.81
Class S	1,000.00	1,017.90	0.61	3.05	1,000.00	1,021.77	0.61	3.06
Class S2	1,000.00	1,018.20	0.76	3.80	1,000.00	1,021.03	0.76	3.81

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$93,108,127	$1,109,176,570	$1,468,229,710	$2,117,885,061
Short-term investments at fair value†	2,178,624	81,612,852	4,982,000	4,457,000
Cash	3,092	18,841	402,707	643,661
Cash collateral for futures contracts	123,109	1,053,805	212,800	324,800
Foreign currencies at value‡	1,989,486	1,770,915	—	—
Receivables:
Investment securities sold	964,453	—	—	1,181,036
Fund shares sold	6,862	1,700,777	25,061	670,114
Dividends	674,552	1,555,360	421,990	1,128,952
Interest	1,346,289	113	243	407
Foreign tax reclaims	21,055	8,792,668	—	—
Variation margin on futures contracts	38,708	398,147	49,875	76,125
Prepaid expenses	7,178	327	180	324
Reimbursement due from Investment Adviser	109,163	164,247	27,168	79,987
Other assets	19,203	84,311	26,807	83,503
Total assets	100,589,901	1,206,328,933	1,474,378,541	2,126,530,970
LIABILITIES:
Payable for investment securities purchased	108,746	—	666,264	—
Payable for fund shares redeemed	32,054	129,319	2,995,100	3,847,286
Payable upon receipt of securities loaned	686,624	64,145,852	—	—
Unrealized depreciation on forward foreign currency contracts	179	—	—	—
Payable for investment management fees	152,597	422,488	449,490	578,947
Payable for distribution and shareholder service fees	1	191,154	152,122	362,504
Payable for directors fees	1,623	4,256	3,254	5,031
Payable to directors under the deferred compensation plan (Note 6)	19,203	84,311	26,807	83,503
Payable for foreign capital gains tax	185,988	—	—	—
Other accrued expenses and liabilities	739,604	779,806	378,272	407,806
Total liabilities	1,926,619	65,757,186	4,671,309	5,285,077
NET ASSETS	$98,663,282	$1,140,571,747	$1,469,707,232	$2,121,245,893
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$233,430,267	$772,084,970	$427,300,479	$1,194,088,533
Total distributable earnings (loss)	(134,766,985)	368,486,777	1,042,406,753	927,157,360
NET ASSETS	$98,663,282	$1,140,571,747	$1,469,707,232	$2,121,245,893
+ Including securities loaned at value	$620,542	$60,415,876	$—	$—
* Cost of investments in securities	$119,751,807	$654,865,840	$478,413,474	$1,134,886,774
† Cost of short-term investments	$2,178,624	$81,612,852	$4,982,000	$4,457,000
‡ Cost of foreign currencies	$1,990,517	$1,771,935	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
Class ADV
Net assets	n/a	$412,099,921	$9,298	$152,540,079
Shares authorized	n/a	250,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	39,842,496	164	5,068,560
Net asset value and redemption price per share	n/a	$10.34	$56.77	$30.10
Class I
Net assets	$98,660,408	$597,458,332	$711,676,867	$470,876,050
Shares authorized	100,000,000	200,000,000	100,000,000	400,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,440,292	56,690,464	12,388,085	15,252,158
Net asset value and redemption price per share	$9.45	$10.54	$57.45	$30.87
Class S
Net assets	$2,874	$129,333,053	$758,021,067	$1,497,684,049
Shares authorized	100,000,000	100,000,000	100,000,000	200,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	12,357,047	13,283,106	48,892,456
Net asset value and redemption price per share	$9.58	$10.47	$57.07	$30.63
Class S2
Net assets	n/a	$1,680,441	n/a	$145,715
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	160,702	n/a	4,594
Net asset value and redemption price per share	n/a	$10.46	n/a	$31.72
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$1,320,257,084	$995,356,085	$953,905,178	$590,087,281
Investments in affiliates at fair value**	—	—	658,011	—
Short-term investments at fair value†	1,934,000	6,430,685	12,236,973	43,207,429
Cash	426,967	373,372	466,690	323,347
Cash collateral for futures contracts	212,800	144,000	172,800	892,800
Receivables:
Investment securities sold	1,494,075	834,295	134,774	184,840
Fund shares sold	2,168,251	917	136,730	27,361
Dividends	1,147,264	289,110	1,017,343	639,859
Interest	526	217	290	155
Foreign tax reclaims	575	772	1,516	10,573
Variation margin on futures contracts	49,875	16,500	19,800	40,523
Prepaid expenses	209	154	199	3,717
Reimbursement due from Investment Adviser	—	27,475	112,503	68,372
Other assets	21,961	20,449	70,048	40,443
Total assets	1,327,713,587	1,003,494,031	968,932,855	635,526,700
LIABILITIES:
Payable for investment securities purchased	—	—	—	34,947
Payable for fund shares redeemed	30,997	1,171,951	193,618	71,697
Payable upon receipt of securities loaned	—	4,636,685	10,045,973	32,437,429
Payable for investment management fees	297,910	311,206	311,849	205,574
Payable for distribution and shareholder service fees	234,620	196,231	109,565	99,172
Payable for directors fees	3,150	2,422	2,757	1,720
Payable to directors under the deferred compensation plan (Note 6)	21,961	20,449	70,048	40,443
Other accrued expenses and liabilities	535,697	309,647	385,617	291,775
Total liabilities	1,124,335	6,648,591	11,119,427	33,182,757
NET ASSETS	$1,326,589,252	$996,845,440	$957,813,428	$602,343,943
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,081,262,193	$990,158,076	$322,271,417	$330,136,391
Total distributable earnings	245,327,059	6,687,364	635,542,011	272,207,552
NET ASSETS	$1,326,589,252	$996,845,440	$957,813,428	$602,343,943
+ Including securities loaned at value	$—	$4,504,013	$9,755,304	$31,342,876
* Cost of investments in securities	$1,097,459,080	$860,658,599	$500,155,167	$365,986,536
** Cost of investments in affiliates	$—	$—	$249,730	$—
† Cost of short-term investments	$1,934,000	$6,430,685	$12,236,973	$43,207,429
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
Class ADV
Net assets	$5,354	n/a	$174,957,175	$104,305,440
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	200	n/a	18,034,959	8,551,630
Net asset value and redemption price per share	$26.82	n/a	$9.70	$12.20
Class I
Net assets	$164,993,546	$18,885,209	$588,109,513	$217,850,789
Shares authorized	100,000,000	100,000,000	300,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,097,474	521,512	56,738,854	17,071,376
Net asset value and redemption price per share	$27.06	$36.21	$10.37	$12.76
Class S
Net assets	$1,161,590,352	$976,087,682	$187,980,425	$275,169,352
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	43,312,995	27,117,887	18,511,319	21,799,323
Net asset value and redemption price per share	$26.82	$35.99	$10.15	$12.62
Class S2
Net assets	n/a	$1,872,549	$6,766,315	$5,018,362
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	52,294	683,969	406,915
Net asset value and redemption price per share	n/a	$35.81	$9.89	$12.33
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$1,610,258,791
Short-term investments at fair value†	47,023,919
Cash	40,189
Cash collateral for futures contracts	1,277,150
Cash pledged for centrally cleared swaps (Note 2)	1,200,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	254,000
Receivables:
Investment securities sold	1,324,198
Investment securities sold on a delayed-delivery or when-issued basis	19,879,789
Fund shares sold	7,093,732
Dividends	18,032
Interest	8,344,455
Variation margin on futures contracts	165,500
Prepaid expenses	419
Reimbursement due from Investment Adviser	62,182
Other assets	145,335
Total assets	1,697,087,691
LIABILITIES:
Income distribution payable	4,983,645
Payable for investment securities purchased	147,853
Payable for investment securities purchased on a delayed-delivery or when-issued basis	32,381,273
Payable for fund shares redeemed	598,135
Payable upon receipt of securities loaned	21,658,767
Variation margin payable on centrally cleared swaps	59,157
Payable for investment management fees	500,008
Payable for distribution and shareholder service fees	35,447
Payable for directors fees	5,723
Payable to directors under the deferred compensation plan (Note 6)	145,335
Other accrued expenses and liabilities	311,338
Total liabilities	60,826,681
NET ASSETS	$1,636,261,010
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,025,210,199
Total distributable loss	(388,949,189)
NET ASSETS	$1,636,261,010
+ Including securities loaned at value	$21,212,561
* Cost of investments in securities	$1,730,346,192
† Cost of short-term investments	$47,028,093
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$19,617,509
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,155,028
Net asset value and redemption price per share	$9.10
Class I
Net assets	$1,483,990,892
Shares authorized	700,000,000
Par value	$0.001
Shares outstanding	162,365,742
Net asset value and redemption price per share	$9.14
Class S
Net assets	$131,724,325
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	14,453,177
Net asset value and redemption price per share	$9.11
Class S2
Net assets	$928,284
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	101,828
Net asset value and redemption price per share	$9.12
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,358,200	$22,559,665	$6,946,789	$16,595,254
Interest, net of foreign taxes withheld*	13,760	28,897	11,922	23,807
Securities lending income, net	40,610	232,577	—	484
Other	1,381	3,133	3,036	4,750
Total investment income	6,413,951	22,824,271	6,961,747	16,624,295
EXPENSES:
Investment management fees	946,497	2,941,236	3,119,653	3,387,634
Distribution and shareholder service fees:
Class ADV	—	1,000,416	20	339,331
Class S	7	158,977	832,432	1,764,003
Class S2	—	3,042	—	255
Transfer agent fees:
Class ADV	—	90,637	2	18,527
Class I	536	125,638	119,591	60,645
Class P2(1)	270	217	—	—
Class S	—	28,806	127,281	191,820
Class S2	—	344	—	18
Shareholder reporting expense	1,810	16,290	23,892	26,245
Professional fees	29,865	43,440	30,227	57,920
Custody and accounting expense	511,144	304,985	76,590	144,800
Directors fees	8,117	21,283	16,273	25,152
Licensing fee (Note 7)	74,722	191,229	78,566	113,721
Miscellaneous expense	27,062	101,449	31,368	44,802
Interest expense	11,336	8,540	—	12,682
Total expenses	1,611,366	5,036,529	4,455,895	6,187,555
Waived and reimbursed fees	(670,914)	(1,243,597)	(832,767)	(460,230)
Net expenses	940,452	3,792,932	3,623,128	5,727,325
Net investment income	5,473,499	19,031,339	3,338,619	10,896,970
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(76,130,187)	181,709,479	49,733,734	(28,305,317)
Forward foreign currency contracts	130,902	7,476	—	—
Foreign currency related transactions	(641,430)	(334,438)	—	—
Futures	283,771	1,968,844	275,225	421,113
Net realized gain (loss)	(76,356,944)	183,351,361	50,008,959	(27,884,204)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	89,498,748	(7,439,946)	314,994,428	368,079,404
Forward foreign currency contracts	(179)	—	—	—
Foreign currency related transactions	(57,937)	101,480	—	—
Futures	132,649	1,065,303	221,446	387,966
Net change in unrealized appreciation (depreciation)	89,573,281	(6,273,163)	315,215,874	368,467,370
Net realized and unrealized gain	13,216,337	177,078,198	365,224,833	340,583,166
Increase in net assets resulting from operations	$18,689,836	$196,109,537	$368,563,452	$351,480,136
* Foreign taxes withheld	$605,978	$2,610,357	$—	$207
^ Foreign capital gains taxes withheld	$1,726,617	$—	$—	$—
# Change in foreign capital gains taxes accrued	$1,880,700	$—	$—	$—

(1)
Class P2 of Emerging Markets Index Portfolio and International Index Portfolio were fully redeemed on close of business March 30, 2023 and February 3, 2023, respectively.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$14,979,274	$3,935,237	$8,162,453	$5,390,292
Interest	12,810	4,121	8,961	20,479
Securities lending income, net	—	125,027	280,755	393,122
Other	3,001	2,304	2,407	1,532
Total investment income	14,995,085	4,066,689	8,454,576	5,805,425
EXPENSES:
Investment management fees	2,434,298	2,354,130	2,029,601	1,354,639
Distribution and shareholder service fees:
Class ADV	14	—	424,430	252,169
Class S	1,450,071	1,176,422	227,624	337,479
Class S2	—	3,519	13,186	9,639
Transfer agent fees:
Class ADV	—	—	75,714	59,530
Class I	7,276	367	260,450	127,636
Class P2(1)	—	—	38	31
Class S	94,539	19,837	81,212	159,788
Class S2	—	37	2,940	2,852
Shareholder reporting expense	31,675	9,231	17,195	13,575
Professional fees	45,250	20,634	30,770	24,616
Custody and accounting expense	90,500	81,450	84,165	67,290
Directors fees	15,745	12,108	13,785	8,600
Licensing fee (Note 7)	76,449	61,996	63,482	45,481
Miscellaneous expense	31,593	24,734	35,221	34,108
Interest expense	1,824	186	8,704	—
Total expenses	4,279,234	3,764,651	3,368,517	2,497,433
Waived and reimbursed fees	(624,668)	(650,319)	(760,347)	(526,817)
Net expenses	3,654,566	3,114,332	2,608,170	1,970,616
Net investment income	11,340,519	952,357	5,846,406	3,834,809
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	23,359,787	7,309,172	188,979,529	54,159,425
Foreign currency related transactions	—	—	—	(4)
Futures	335,280	41,254	99,385	1,612,045
Net realized gain	23,695,067	7,350,426	189,078,914	55,771,466
Net change in unrealized appreciation (depreciation) on:
Investments	22,875,997	131,527,697	(92,784,089)	4,418,420
Affiliates	—	—	(433,462)	—
Futures	268,234	123,231	182,093	696,445
Net change in unrealized appreciation (depreciation)	23,144,231	131,650,928	(93,035,458)	5,114,865
Net realized and unrealized gain	46,839,298	139,001,354	96,043,456	60,886,331
Increase in net assets resulting from operations	$58,179,817	$139,953,711	$101,889,862	$64,721,140
* Foreign taxes withheld	$—	$1,026	$3,611	$4,396

(1)
Class P2 of Russell Mid Cap Index Portfolio and Russell Small Cap Index Portfolio were fully redeemed on close of business January 27, 2023 and January 20, 2023, respectively.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends	$413,857
Interest	34,667,495
Securities lending income, net	141,318
Other	4,669
Total investment income	35,227,369
EXPENSES:
Investment management fees	3,474,977
Distribution and shareholder service fees:
Class ADV	49,503
Class S	166,556
Class S2	1,904
Transfer agent fees:
Class ADV	484
Class I	36,302
Class P2(1)	184
Class S	3,260
Class S2	48
Shareholder reporting expense	7,240
Professional fees	60,635
Custody and accounting expense	157,470
Directors fees	28,612
Miscellaneous expense	65,428
Total expenses	4,052,603
Waived and reimbursed fees	(654,943)
Net expenses	3,397,660
Net investment income	31,829,709
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(52,128,307)
Futures	(526,381)
Swaps	(21,790)
Net realized loss	(52,676,478)
Net change in unrealized appreciation (depreciation) on:
Investments	86,537,106
Futures	87,711
Swaps	(598,185)
Net change in unrealized appreciation (depreciation)	86,026,632
Net realized and unrealized gain	33,350,154
Increase in net assets resulting from operations	$65,179,863

(1)
Class P2 of U.S. Bond Index Portfolio was fully redeemed on close of business February 14, 2023.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$5,473,499	$20,277,746	$19,031,339	$59,437,017
Net realized gain (loss)	(76,356,944)	(16,811,839)	183,351,361	(81,497,210)
Net change in unrealized appreciation (depreciation)	89,573,281	(197,897,801)	(6,273,163)	(331,748,439)
Increase (decrease) in net assets resulting from operations	18,689,836	(194,431,894)	196,109,537	(353,808,632)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(18,227,601)	(11,994,066)
Class I	(20,977,589)	(12,544,359)	(28,769,026)	(16,731,055)
Class P2(1)	—	(31,943,320)	—	(40,212,938)
Class S	(216)	(539)	(6,128,825)	(2,292,745)
Class S2	—	—	(75,800)	(40,311)
Total distributions	(20,977,805)	(44,488,218)	(53,201,252)	(71,271,115)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	590,251,280	345,128,712	101,250,857	446,718,218
Proceeds from shares issued in merger (Note 16)	—	—	—	150,216,244
Reinvestment of distributions	20,977,589	44,488,037	53,201,252	71,271,115
	611,228,869	389,616,749	154,452,109	668,205,577
Cost of shares redeemed	(1,160,698,928)	(313,782,822)	(1,143,642,022)	(602,711,147)
Net increase (decrease) in net assets resulting from capital share transactions	(549,470,059)	75,833,927	(989,189,913)	65,494,430
Net decrease in net assets	(551,758,028)	(163,086,185)	(846,281,628)	(359,585,317)
NET ASSETS:
Beginning of year or period	650,421,310	813,507,495	1,986,853,375	2,346,438,692
End of year or period	$98,663,282	$650,421,310	$1,140,571,747	$1,986,853,375

(1)
Class P2 of Emerging Markets Index Portfolio and International Index Portfolio were fully redeemed on close of business March 30, 2023 and February 3, 2023, respectively.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Growth Index Portfolio		Voya Russell™ Large Cap Index Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$3,338,619	$5,399,313	$10,896,970	$22,428,255
Net realized gain (loss)	50,008,959	64,079,267	(27,884,204)	(36,569,764)
Net change in unrealized appreciation (depreciation)	315,215,874	(561,502,377)	368,467,370	(522,489,430)
Increase (decrease) in net assets resulting from operations	368,563,452	(492,023,797)	351,480,136	(536,630,939)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(414)	(695)	(1,187,571)	(5,899,456)
Class I	(34,357,076)	(49,628,386)	(5,823,303)	(21,862,968)
Class S	(35,414,779)	(63,384,350)	(14,827,158)	(71,354,687)
Class S2	—	—	(1,156)	(5,730)
Total distributions	(69,772,269)	(113,013,431)	(21,839,188)	(99,122,841)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	304,774,429	46,793,952	28,722,647	60,864,125
Reinvestment of distributions	69,772,269	113,013,431	21,839,188	99,122,841
	374,546,698	159,807,383	50,561,835	159,986,966
Cost of shares redeemed	(280,050,036)	(177,136,347)	(223,507,152)	(294,710,745)
Net increase (decrease) in net assets resulting from capital share transactions	94,496,662	(17,328,964)	(172,945,317)	(134,723,779)
Net increase (decrease) in net assets	393,287,845	(622,366,192)	156,695,631	(770,477,559)
NET ASSETS:
Beginning of year or period	1,076,419,387	1,698,785,579	1,964,550,262	2,735,027,821
End of year or period	$1,469,707,232	$1,076,419,387	$2,121,245,893	$1,964,550,262
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Value Index Portfolio		Voya Russell™ Mid Cap Growth Index Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$11,340,519	$23,834,720	$952,357	$1,926,362
Net realized gain (loss)	23,695,067	(4,493,643)	7,350,426	(131,845,696)
Net change in unrealized appreciation (depreciation)	23,144,231	(107,925,314)	131,650,928	(263,313,800)
Increase (decrease) in net assets resulting from operations	58,179,817	(88,584,237)	139,953,711	(393,233,134)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(87)	(44)	—	—
Class I	(1,825,432)	(1,211,722)	(84,692)	(1,757,478)
Class S	(21,663,685)	(15,328,430)	(1,911,922)	(107,754,474)
Class S2	—	—	(1,342)	(182,723)
Total distributions	(23,489,204)	(16,540,196)	(1,997,956)	(109,694,675)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	88,242,691	23,486,977	4,367,693	11,496,327
Reinvestment of distributions	23,489,204	16,540,196	1,997,956	109,694,675
	111,731,895	40,027,173	6,365,649	121,191,002
Cost of shares redeemed	(116,637,321)	(194,213,079)	(81,408,687)	(175,213,454)
Net decrease in net assets resulting from capital share transactions	(4,905,426)	(154,185,906)	(75,043,038)	(54,022,452)
Net increase (decrease) in net assets	29,785,187	(259,310,339)	62,912,717	(556,950,261)
NET ASSETS:
Beginning of year or period	1,296,804,065	1,556,114,404	933,932,723	1,490,882,984
End of year or period	$1,326,589,252	$1,296,804,065	$996,845,440	$933,932,723
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap Index Portfolio		Voya Russell™ Small Cap Index Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$5,846,406	$15,363,766	$3,834,809	$9,740,118
Net realized gain	189,078,914	89,542,702	55,771,466	28,336,757
Net change in unrealized appreciation (depreciation)	(93,035,458)	(394,707,989)	5,114,865	(278,406,331)
Increase (decrease) in net assets resulting from operations	101,889,862	(289,801,521)	64,721,140	(240,329,456)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(20,148,595)	(16,553,124)	(5,847,205)	(9,998,701)
Class I	(67,327,051)	(64,413,331)	(12,780,079)	(22,345,692)
Class P2(1)	—	(24,217,584)	—	(29,585,736)
Class S	(20,885,480)	(18,168,027)	(15,431,789)	(28,658,419)
Class S2	(754,069)	(767,708)	(277,086)	(486,190)
Total distributions	(109,115,195)	(124,119,774)	(34,336,159)	(91,074,738)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	83,327,347	108,037,275	27,386,735	143,134,459
Reinvestment of distributions	109,115,195	124,119,774	34,336,159	91,074,738
	192,442,542	232,157,049	61,722,894	234,209,197
Cost of shares redeemed	(442,275,663)	(253,079,281)	(389,155,151)	(156,044,694)
Net increase (decrease) in net assets resulting from capital share transactions	(249,833,121)	(20,922,232)	(327,432,257)	78,164,503
Net decrease in net assets	(257,058,454)	(434,843,527)	(297,047,276)	(253,239,691)
NET ASSETS:
Beginning of year or period	1,214,871,882	1,649,715,409	899,391,219	1,152,630,910
End of year or period	$957,813,428	$1,214,871,882	$602,343,943	$899,391,219

(1)
Class P2 of Russell Mid Cap Index Portfolio and Russell Small Cap Index Portfolio were fully redeemed on close of business January 27, 2023 and January 20, 2023, respectively.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$31,829,709	$78,032,566
Net realized loss	(52,676,478)	(194,481,686)
Net change in unrealized appreciation (depreciation)	86,026,632	(324,258,546)
Increase (decrease) in net assets resulting from operations	65,179,863	(440,707,666)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(307,292)	(382,044)
Class I	(26,597,240)	(32,112,300)
Class P2(1)	(5,277,270)	(34,041,368)
Class S	(2,232,841)	(2,949,162)
Class S2	(15,250)	(17,187)
Total distributions	(34,429,893)	(69,502,061)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	580,596,363	871,998,669
Reinvestment of distributions	28,443,781	69,493,092
	609,040,144	941,491,761
Cost of shares redeemed	(1,814,426,778)	(916,578,826)
Net increase (decrease) in net assets resulting from capital share transactions	(1,205,386,634)	24,912,935
Net decrease in net assets	(1,174,636,664)	(485,296,792)
NET ASSETS:
Beginning of year or period	2,810,897,674	3,296,194,466
End of year or period	$1,636,261,010	$2,810,897,674

(1)
Class P2 of U.S. Bond Index Portfolio was fully redeemed on close of business February 14, 2023.

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Index Portfolio
Class I
06-30-23+	9.81	0.11•	0.34	0.45	0.81	—	—	0.81	—	9.45	4.70	0.74	0.57	0.57	2.20	98,660	17
12-31-22	13.18	0.26•	(3.01)	(2.75)	0.23	0.39	—	0.63	—	9.81	(20.90)	0.84	0.57	0.57	2.38	126,040	33
12-31-21	13.81	0.23•	(0.73)	(0.50)	0.13	—	—	0.13	—	13.18	(3.65)	0.78	0.51	0.51	1.66	256,340	21
12-31-20	12.24	0.18•	1.79	1.97	0.40	—	—	0.40	—	13.81	17.58	0.80	0.53	0.53	1.56	250,721	27
12-31-19	10.66	0.21•	1.65	1.86	0.28	—	—	0.28	—	12.24	17.76	0.87	0.60	0.60	1.88	321,682	20
12-31-18	12.85	0.25	(2.14)	(1.89)	0.30	—	—	0.30	—	10.66	(15.07)	0.81	0.54	0.54	2.05	499,268	12
Class S
06-30-23+	9.86	0.10•	0.34	0.44	0.72	—	—	0.72	—	9.58	4.58	0.99	0.82	0.82	1.90	3	17
12-31-22	13.24	0.23•	(3.01)	(2.78)	0.21	0.39	—	0.60	—	9.86	(21.07)	1.09	0.82	0.82	2.16	10	33
12-31-21	13.90	0.22•	(0.76)	(0.54)	0.12	—	—	0.12	—	13.24	(3.91)	1.03	0.76	0.76	1.55	12	21
12-31-20	12.31	0.15•	1.81	1.96	0.37	—	—	0.37	—	13.90	17.27	1.05	0.78	0.78	1.30	4	27
12-31-19	10.71	0.21	1.64	1.85	0.25	—	—	0.25	—	12.31	17.55	1.12	0.85	0.85	1.83	4	20
12-31-18	12.91	0.21	(2.14)	(1.93)	0.27	—	—	0.27	—	10.71	(15.26)	1.06	0.79	0.79	1.71	3	12
Voya International Index Portfolio
Class ADV
06-30-23+	9.71	0.16•	0.95	1.11	0.48	—	—	0.48	—	10.34	11.49	1.12	0.95	0.95	3.14	412,100	5
12-31-22	11.79	0.22•	(2.00)	(1.78)	0.30	—	—	0.30	—	9.71	(15.03)	1.05	0.94	0.94	2.27	390,657	17
12-31-21	10.86	0.19•	0.93	1.12	0.19	—	—	0.19	—	11.79	10.41	1.04	0.94	0.94	1.63	490,645	4
12-31-20	10.39	0.16	0.53	0.69	0.22	—	—	0.22	—	10.86	7.28	1.04	0.95	0.95	1.43	508,888	12
12-31-19	8.83	0.23•	1.58	1.81	0.25	—	—	0.25	—	10.39	20.86	1.03	0.94	0.94	2.39	542,257	15
12-31-18	10.51	0.21•	(1.66)	(1.45)	0.23	—	—	0.23	—	8.83	(14.11)	1.04	0.94	0.94	2.11	524,307	3
Class I
06-30-23+	9.91	0.19•	0.97	1.16	0.53	—	—	0.53	—	10.54	11.79	0.62	0.46	0.46	3.64	597,458	5
12-31-22	12.04	0.27•	(2.04)	(1.77)	0.36	—	—	0.36	—	9.91	(14.59)	0.55	0.45	0.45	2.70	530,382	17
12-31-21	11.09	0.25•	0.94	1.19	0.24	—	—	0.24	—	12.04	10.86	0.54	0.45	0.45	2.11	564,827	4
12-31-20	10.61	0.21	0.54	0.75	0.27	—	—	0.27	—	11.09	7.90	0.54	0.46	0.46	1.98	580,413	12
12-31-19	9.02	0.24•	1.66	1.90	0.31	—	—	0.31	—	10.61	21.44	0.53	0.45	0.45	2.38	700,568	15
12-31-18	10.74	0.26•	(1.69)	(1.43)	0.29	—	—	0.29	—	9.02	(13.73)	0.54	0.45	0.45	2.58	299,378	3
Class S
06-30-23+	9.83	0.18•	0.97	1.15	0.51	—	—	0.51	—	10.47	11.77	0.87	0.71	0.71	3.39	129,333	5
12-31-22	11.95	0.22•	(2.01)	(1.79)	0.33	—	—	0.33	—	9.83	(14.87)	0.80	0.70	0.70	2.26	123,750	17
12-31-21	11.01	0.22•	0.94	1.16	0.22	—	—	0.22	—	11.95	10.62	0.79	0.70	0.70	1.87	79,437	4
12-31-20	10.53	0.18	0.54	0.72	0.24	—	—	0.24	—	11.01	7.62	0.79	0.71	0.71	1.66	75,948	12
12-31-19	8.96	0.27	1.58	1.85	0.28	—	—	0.28	—	10.53	21.04	0.78	0.70	0.70	2.60	77,950	15
12-31-18	10.66	0.24	(1.68)	(1.44)	0.26	—	—	0.26	—	8.96	(13.86)	0.79	0.70	0.70	2.33	68,720	3
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International Index Portfolio (continued)
Class S2
06-30-23+	9.82	0.17•	0.97	1.14	0.50	—	—	0.50	—	10.46	11.64	1.02	0.86	0.86	3.26	1,680	5
12-31-22	11.94	0.24•	(2.04)	(1.80)	0.32	—	—	0.32	—	9.82	(14.98)	0.95	0.85	0.85	2.40	1,400	17
12-31-21	11.00	0.20•	0.94	1.14	0.20	—	—	0.20	—	11.94	10.49	0.94	0.85	0.85	1.72	1,290	4
12-31-20	10.51	0.15	0.56	0.71	0.22	—	—	0.22	—	11.00	7.40	0.94	0.86	0.86	1.49	1,209	12
12-31-19	8.94	0.25•	1.59	1.84	0.27	—	—	0.27	—	10.51	20.93	0.93	0.85	0.85	2.57	1,136	15
12-31-18	10.65	0.22•	(1.68)	(1.46)	0.25	—	—	0.25	—	8.94	(14.07)	0.94	0.85	0.85	2.19	1,289	3
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-23+	45.41	0.02•	14.00	14.02	0.02	2.64	—	2.66	—	56.77	31.53	1.06	0.93	0.93	0.08	9	32
12-31-22	71.86	0.04•	(21.57)	(21.53)	—	4.92	—	4.92	—	45.41	(30.40)	1.05	0.93	0.93	0.07	7	21
12-31-21	55.65	(0.08)•	16.67	16.59	0.10	0.28	—	0.38	—	71.86	29.98	1.04	0.93	0.93	(0.14)	10	22
12-31-20	42.54	0.06	15.22	15.28	0.10	2.07	—	2.17	—	55.65	37.80	1.05	0.93	0.93	0.15	8	13
12-31-19	33.18	0.17•	11.14	11.31	0.20	1.75	—	1.95	—	42.54	35.19	1.04	0.93	0.93	0.45	6	19
12-31-18	35.05	0.17	(0.57)	(0.40)	0.23	1.24	—	1.47	—	33.18	(1.44)	1.03	0.93	0.93	0.49	4	9
Class I
06-30-23+	46.04	0.16•	14.17	14.33	0.28	2.64	—	2.92	—	57.45	31.85	0.56	0.43	0.43	0.64	711,677	32
12-31-22	72.73	0.31•	(21.83)	(21.52)	0.25	4.92	—	5.16	—	46.04	(30.03)	0.55	0.43	0.43	0.56	472,316	21
12-31-21	56.25	0.23•	16.85	17.08	0.32	0.28	—	0.60	—	72.73	30.67	0.54	0.43	0.43	0.36	722,412	22
12-31-20	42.96	0.31	15.33	15.64	0.28	2.07	—	2.35	—	56.25	38.47	0.55	0.43	0.43	0.65	590,681	13
12-31-19	33.49	0.36	11.24	11.60	0.38	1.75	—	2.13	—	42.96	35.84	0.54	0.43	0.43	0.96	446,528	19
12-31-18	35.35	0.37•	(0.60)	(0.23)	0.39	1.24	—	1.63	—	33.49	(0.97)	0.53	0.43	0.43	1.00	329,022	9
Class S
06-30-23+	45.68	0.10•	14.07	14.17	0.14	2.64	—	2.78	—	57.07	31.71	0.81	0.68	0.68	0.41	758,021	32
12-31-22	72.15	0.17•	(21.65)	(21.48)	0.07	4.92	—	4.99	—	45.68	(30.21)	0.80	0.68	0.68	0.31	604,096	21
12-31-21	55.81	0.07•	16.75	16.82	0.20	0.28	—	0.47	—	72.15	30.36	0.79	0.68	0.68	0.11	976,363	22
12-31-20	42.68	0.21	15.21	15.42	0.22	2.07	—	2.29	—	55.81	38.13	0.80	0.68	0.68	0.40	876,025	13
12-31-19	33.29	0.26•	11.16	11.42	0.28	1.75	—	2.03	—	42.68	35.47	0.79	0.68	0.68	0.69	700,395	19
12-31-18	35.15	0.27•	(0.59)	(0.32)	0.30	1.24	—	1.54	—	33.29	(1.21)	0.78	0.68	0.68	0.75	321,604	9
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-23+	25.53	0.11•	4.70	4.81	0.24	—	—	0.24	—	30.10	18.92	0.91	0.86	0.86	0.80	152,540	7
12-31-22	33.57	0.20•	(7.04)	(6.84)	0.07	1.13	—	1.19	—	25.53	(20.48)	0.89	0.86	0.86	0.72	127,078	13
12-31-21	27.91	0.16•	7.04	7.20	0.25	1.29	—	1.54	—	33.57	26.81	0.92	0.86	0.86	0.53	163,976	23
12-31-20	24.38	0.22•	4.56	4.78	0.29	0.96	—	1.25	—	27.91	21.24	0.94	0.86	0.86	0.90	105,733	6
12-31-19	19.55	0.26•	5.57	5.83	0.30	0.70	—	1.00	—	24.38	30.66	0.89	0.86	0.86	1.16	78,254	5
12-31-18	20.60	0.24•	(1.03)	(0.79)	0.26	—	—	0.26	—	19.55	(3.92)	0.88	0.86	0.86	1.13	54,275	5
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Index Portfolio (continued)
Class I
06-30-23+	26.25	0.18•	4.82	5.00	0.38	—	—	0.38	—	30.87	19.18	0.41	0.36	0.36	1.31	470,876	7
12-31-22	34.46	0.35•	(7.23)	(6.88)	0.20	1.13	—	1.32	—	26.25	(20.07)	0.39	0.36	0.36	1.22	448,139	13
12-31-21	28.58	0.32•	7.21	7.53	0.36	1.29	—	1.65	—	34.46	27.41	0.42	0.36	0.36	1.03	565,026	23
12-31-20	24.92	0.34•	4.67	5.01	0.39	0.96	—	1.35	—	28.58	21.86	0.44	0.36	0.36	1.39	457,743	6
12-31-19	19.94	0.36	5.70	6.06	0.38	0.70	—	1.08	—	24.92	31.34	0.39	0.36	0.36	1.66	347,630	5
12-31-18	20.99	0.35•	(1.05)	(0.70)	0.35	—	—	0.35	—	19.94	(3.46)	0.38	0.36	0.36	1.62	260,309	5
Class S
06-30-23+	26.01	0.15•	4.77	4.92	0.30	—	—	0.30	—	30.63	19.02	0.66	0.61	0.61	1.05	1,497,684	7
12-31-22	34.20	0.28•	(7.18)	(6.90)	0.16	1.13	—	1.29	—	26.01	(20.26)	0.64	0.61	0.61	0.97	1,389,220	13
12-31-21	28.37	0.24•	7.17	7.41	0.29	1.29	—	1.58	—	34.20	27.13	0.67	0.61	0.61	0.78	2,005,750	23
12-31-20	24.73	0.28•	4.64	4.92	0.32	0.96	—	1.28	—	28.37	21.58	0.69	0.61	0.61	1.16	596,783	6
12-31-19	19.80	0.32•	5.63	5.95	0.32	0.70	—	1.02	—	24.73	30.96	0.64	0.61	0.61	1.42	592,415	5
12-31-18	20.84	0.29•	(1.04)	(0.75)	0.29	—	—	0.29	—	19.80	(3.69)	0.63	0.61	0.61	1.37	516,424	5
Class S2
06-30-23+	26.90	0.13•	4.95	5.08	0.26	—	—	0.26	—	31.72	18.95	0.81	0.76	0.76	0.90	146	7
12-31-22	35.29	0.24•	(7.41)	(7.17)	0.09	1.13	—	1.22	—	26.90	(20.40)	0.79	0.76	0.76	0.79	114	13
12-31-21	29.26	0.21•	7.38	7.59	0.27	1.29	—	1.56	—	35.29	26.92	0.82	0.76	0.76	0.66	276	23
12-31-20	25.47	0.25•	4.79	5.04	0.29	0.96	—	1.25	—	29.26	21.37	0.84	0.76	0.76	0.99	1,107	6
12-31-19	20.35	0.29•	5.81	6.10	0.28	0.70	—	0.98	—	25.47	30.80	0.79	0.76	0.76	1.26	1,012	5
12-31-18	21.38	0.27•	(1.07)	(0.80)	0.23	—	—	0.23	—	20.35	(3.81)	0.78	0.76	0.76	1.22	779	5
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-23+	26.10	0.19•	0.97	1.16	0.44	—	—	0.44	—	26.82	4.54	0.95	0.85	0.85	1.47	5	27
12-31-22	28.00	0.38•	(2.05)	(1.67)	0.23	—	—	0.23	—	26.10	(5.96)	0.95	0.85	0.85	1.47	5	26
12-31-21	23.26	0.35•	4.83	5.18	0.44	—	—	0.44	—	28.00	22.44	0.95	0.85	0.85	1.34	5	39
12-31-20	23.99	0.39•	(0.35)	0.04	0.12	0.65	—	0.77	—	23.26	1.00	0.95	0.85	0.85	1.87	4	19
12-31-19	20.34	0.40	4.57	4.97	0.45	0.87	—	1.32	—	23.99	25.30	1.01	0.91	0.91	1.87	4	24
12-31-18	23.13	0.38	(1.96)	(1.58)	0.44	0.77	—	1.21	—	20.34	(7.18)	1.01	0.91	0.91	1.73	4	14
Class I
06-30-23+	26.39	0.27•	0.97	1.24	0.57	—	—	0.57	—	27.06	4.81	0.45	0.35	0.35	2.04	164,994	27
12-31-22	28.31	0.52•	(2.08)	(1.56)	0.36	—	—	0.36	—	26.39	(5.48)	0.45	0.35	0.35	1.97	86,683	26
12-31-21	23.50	0.48•	4.88	5.36	0.55	—	—	0.55	—	28.31	22.99	0.45	0.35	0.35	1.83	99,517	39
12-31-20	24.26	0.50•	(0.37)	0.13	0.24	0.65	—	0.89	—	23.50	1.48	0.45	0.35	0.35	2.37	88,235	19
12-31-19	20.57	0.53•	4.60	5.13	0.57	0.87	—	1.44	—	24.26	25.92	0.51	0.41	0.41	2.38	97,086	24
12-31-18	23.34	0.50•	(1.97)	(1.47)	0.53	0.77	—	1.30	—	20.57	(6.62)	0.51	0.41	0.41	2.24	85,885	14
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Value Index Portfolio (continued)
Class S
06-30-23+	26.12	0.23•	0.97	1.20	0.50	—	—	0.50	—	26.82	4.68	0.70	0.60	0.60	1.80	1,161,590	27
12-31-22	28.04	0.45•	(2.06)	(1.61)	0.31	—	—	0.31	—	26.12	(5.71)	0.70	0.60	0.60	1.72	1,210,116	26
12-31-21	23.28	0.41•	4.84	5.25	0.49	—	—	0.49	—	28.04	22.72	0.70	0.60	0.60	1.58	1,456,592	39
12-31-20	24.08	0.45•	(0.38)	0.07	0.22	0.65	—	0.87	—	23.28	1.20	0.70	0.60	0.60	2.13	777,063	19
12-31-19	20.42	0.46•	4.58	5.04	0.51	0.87	—	1.38	—	24.08	25.61	0.76	0.66	0.66	2.05	894,317	24
12-31-18	23.17	0.45•	(1.96)	(1.51)	0.47	0.77	—	1.24	—	20.42	(6.85)	0.76	0.66	0.66	1.99	265,120	14
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-23+	31.46	0.07•	4.84	4.91	0.16	—	—	0.16	—	36.21	15.66	0.54	0.40	0.40	0.45	18,885	39
12-31-22	48.49	0.15•	(13.40)	(13.25)	—	3.78	—	3.78	—	31.46	(26.97)	0.53	0.40	0.40	0.43	16,213	38
12-31-21	44.95	0.04•	5.22	5.26	0.11	1.61	—	1.72	—	48.49	12.29	0.54	0.40	0.40	0.09	24,089	63
12-31-20	35.97	0.10	11.35	11.45	0.11	2.36	—	2.47	—	44.95	34.83	0.55	0.40	0.40	0.26	32,555	35
12-31-19	29.71	0.18•	9.69	9.87	0.29	3.32	—	3.61	—	35.97	34.87	0.54	0.40	0.40	0.52	22,121	38
12-31-18	35.21	0.27•	(1.68)	(1.41)	0.23	3.86	—	4.09	—	29.71	(5.14)	0.53	0.40	0.40	0.78	15,151	31
Class S
06-30-23+	31.22	0.03•	4.81	4.84	0.07	—	—	0.07	—	35.99	15.52	0.79	0.65	0.65	0.19	976,088	39
12-31-22	48.28	0.06•	(13.34)	(13.28)	—	3.78	—	3.78	—	31.22	(27.16)	0.78	0.65	0.65	0.18	916,043	38
12-31-21	44.76	(0.05)•	5.19	5.14	0.01	1.61	—	1.62	—	48.28	12.03	0.79	0.65	0.65	(0.11)	1,464,517	63
12-31-20	35.86	0.01	11.31	11.32	0.06	2.36	—	2.42	—	44.76	34.52	0.80	0.65	0.65	0.01	655,413	35
12-31-19	29.62	0.10•	9.65	9.75	0.19	3.32	—	3.51	—	35.86	34.53	0.79	0.65	0.65	0.31	586,966	38
12-31-18	35.11	0.19	(1.68)	(1.49)	0.14	3.86	—	4.00	—	29.62	(5.36)	0.78	0.65	0.65	0.53	244,214	31
Class S2
06-30-23+	31.04	0.01•	4.79	4.80	0.03	—	—	0.03	—	35.81	15.46	0.94	0.80	0.80	0.04	1,873	39
12-31-22	48.10	0.01•	(13.29)	(13.28)	—	3.78	—	3.78	—	31.04	(27.27)	0.93	0.80	0.80	0.03	1,676	38
12-31-21	44.66	(0.14)•	5.19	5.05	—	1.61	—	1.61	—	48.10	11.84	0.94	0.80	0.80	(0.30)	2,277	63
12-31-20	35.77	(0.05)	11.30	11.25	—	2.36	—	2.36	—	44.66	34.31	0.95	0.80	0.80	(0.14)	2,327	35
12-31-19	29.55	0.04	9.65	9.69	0.15	3.32	—	3.47	—	35.77	34.36	0.94	0.80	0.80	0.13	1,859	38
12-31-18	35.05	0.14	(1.68)	(1.54)	0.10	3.86	—	3.96	—	29.55	(5.54)	0.93	0.80	0.80	0.39	1,462	31
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-23+	10.17	0.04•	0.74	0.78	0.15	1.10	—	1.25	—	9.70	8.59	1.05	0.91	0.91	0.87	174,957	17
12-31-22	13.70	0.08•	(2.56)	(2.48)	0.06	0.99	—	1.05	—	10.17	(18.07)	1.03	0.90	0.90	0.69	167,537	18
12-31-21	12.59	0.05•	2.51	2.56	0.09	1.36	—	1.45	—	13.70	21.60	1.02	0.90	0.90	0.39	219,999	33
12-31-20	13.08	0.09	1.24	1.33	0.12	1.70	—	1.82	—	12.59	16.01	1.05	0.90	0.90	0.81	188,952	16
12-31-19	12.51	0.10	3.23	3.33	0.16	2.60	—	2.76	—	13.08	29.32	0.95	0.90	0.90	0.86	189,561	8
12-31-18	15.79	0.12	(1.45)	(1.33)	0.15	1.80	—	1.95	—	12.51	(9.80)(a)	0.95	0.91	0.91	0.81(b)	152,323	11
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio (continued)
Class I
06-30-23+	10.82	0.07•	0.79	0.86	0.21	1.10	—	1.31	—	10.37	8.85	0.55	0.41	0.41	1.36	588,110	17
12-31-22	14.50	0.14•	(2.70)	(2.56)	0.13	0.99	—	1.12	—	10.82	(17.61)	0.53	0.40	0.40	1.19	591,369	18
12-31-21	13.24	0.13•	2.63	2.76	0.14	1.36	—	1.50	—	14.50	22.17	0.52	0.40	0.40	0.89	857,792	33
12-31-20	13.65	0.16	1.31	1.47	0.18	1.70	—	1.88	—	13.24	16.67	0.55	0.40	0.40	1.31	726,726	16
12-31-19	12.96	0.18•	3.34	3.52	0.23	2.60	—	2.83	—	13.65	29.95	0.45	0.40	0.40	1.35	754,716	8
12-31-18	16.28	0.20•	(1.49)	(1.29)	0.23	1.80	—	2.03	—	12.96	(9.31)(a)	0.45	0.41	0.41	1.28(b)	765,511	11
Class S
06-30-23+	10.61	0.06•	0.75	0.81	0.17	1.10	—	1.27	—	10.15	8.59	0.80	0.66	0.66	1.12	187,980	17
12-31-22	14.22	0.11•	(2.64)	(2.53)	0.09	0.99	—	1.08	—	10.61	(17.77)	0.78	0.65	0.65	0.94	184,295	18
12-31-21	13.02	0.09•	2.58	2.67	0.11	1.36	—	1.47	—	14.22	21.80	0.77	0.65	0.65	0.64	254,761	33
12-31-20	13.45	0.15	1.27	1.42	0.15	1.70	—	1.85	—	13.02	16.32	0.80	0.65	0.65	1.06	240,792	16
12-31-19	12.79	0.16	3.29	3.45	0.19	2.60	—	2.79	—	13.45	29.74	0.70	0.65	0.65	1.10	275,980	8
12-31-18	16.09	0.16•	(1.48)	(1.32)	0.18	1.80	—	1.98	—	12.79	(9.57)(a)	0.70	0.66	0.66	1.06(b)	250,242	11
Class S2
06-30-23+	10.35	0.05•	0.74	0.79	0.15	1.10	—	1.25	—	9.89	8.56	0.95	0.81	0.81	0.95	6,766	17
12-31-22	13.90	0.09•	(2.59)	(2.50)	0.06	0.99	—	1.06	—	10.35	(17.91)	0.93	0.80	0.80	0.78	7,155	18
12-31-21	12.74	0.06•	2.54	2.60	0.08	1.36	—	1.44	—	13.90	21.68	0.92	0.80	0.80	0.48	10,244	33
12-31-20	13.21	0.13	1.23	1.36	0.13	1.70	—	1.83	—	12.74	16.11	0.95	0.80	0.80	0.91	12,343	16
12-31-19	12.60	0.12	3.26	3.38	0.17	2.60	—	2.77	—	13.21	29.56	0.85	0.80	0.80	0.96	14,835	8
12-31-18	15.89	0.13•	(1.46)	(1.33)	0.16	1.80	—	1.96	—	12.60	(9.75)(a)	0.85	0.81	0.81	0.91(b)	12,327	11
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-23+	12.06	0.06•	0.80	0.86	0.19	0.53	—	0.72	—	12.20	7.64	1.11	0.95	0.95	0.94	104,305	7
12-31-22	16.95	0.07•	(3.66)	(3.59)	0.04	1.26	—	1.30	—	12.06	(21.02)	1.07	0.95	0.95	0.53	98,127	14
12-31-21	14.94	0.02•	2.04	2.06	0.05	—	—	0.05	—	16.95	13.81	1.04	0.95	0.95	0.14	131,976	36
12-31-20	13.75	0.06	2.04	2.10	0.08	0.83	—	0.91	—	14.94	18.93	1.05	0.95	0.95	0.46	113,940	41
12-31-19	12.53	0.07	2.84	2.91	0.09	1.60	—	1.69	—	13.75	24.57	0.98	0.95	0.95	0.54	111,010	22
12-31-18	15.15	0.06	(1.67)	(1.61)	0.10	0.91	—	1.01	—	12.53	(11.68)(c)	0.96	0.96	0.96	0.41(d)	97,210	17
Class I
06-30-23+	12.61	0.09•	0.84	0.93	0.25	0.53	—	0.78	—	12.76	7.96	0.61	0.45	0.45	1.43	217,851	7
12-31-22	17.69	0.14•	(3.83)	(3.69)	0.13	1.26	—	1.39	—	12.61	(20.69)	0.57	0.45	0.45	1.04	217,487	14
12-31-21	15.57	0.11•	2.12	2.23	0.11	—	—	0.11	—	17.69	14.34	0.54	0.45	0.45	0.64	274,932	36
12-31-20	14.30	0.13	2.12	2.25	0.15	0.83	—	0.98	—	15.57	19.56	0.55	0.45	0.45	0.97	252,530	41
12-31-19	12.98	0.14•	2.95	3.09	0.17	1.60	—	1.77	—	14.30	25.17	0.48	0.45	0.45	1.04	390,842	22
12-31-18	15.66	0.14•	(1.74)	(1.60)	0.17	0.91	—	1.08	—	12.98	(11.27)(c)	0.46	0.46	0.46	0.90(d)	386,854	17
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class S
06-30-23+	12.46	0.07•	0.84	0.91	0.22	0.53	—	0.75	—	12.62	7.81	0.86	0.70	0.70	1.18	275,169	7
12-31-22	17.47	0.11•	(3.79)	(3.68)	0.07	1.26	—	1.33	—	12.46	(20.89)	0.82	0.70	0.70	0.77	271,895	14
12-31-21	15.39	0.07•	2.09	2.16	0.08	—	—	0.08	—	17.47	14.04	0.79	0.70	0.70	0.37	398,676	36
12-31-20	14.15	0.10	2.10	2.20	0.13	0.83	—	0.96	—	15.39	19.34	0.80	0.70	0.70	0.71	420,955	41
12-31-19	12.86	0.11•	2.90	3.01	0.12	1.60	—	1.72	—	14.15	24.77	0.73	0.70	0.70	0.84	429,300	22
12-31-18	15.51	0.10•	(1.71)	(1.61)	0.13	0.91	—	1.04	—	12.86	(11.43)(c)	0.71	0.71	0.71	0.65(d)	191,769	17
Class S2
06-30-23+	12.18	0.06•	0.82	0.88	0.20	0.53	—	0.73	—	12.33	7.73	1.01	0.85	0.85	1.03	5,018	7
12-31-22	17.11	0.08•	(3.70)	(3.62)	0.05	1.26	—	1.31	—	12.18	(21.01)	0.97	0.85	0.85	0.63	4,945	14
12-31-21	15.07	0.04•	2.06	2.10	0.06	—	—	0.06	—	17.11	13.95	0.94	0.85	0.85	0.23	6,614	36
12-31-20	13.86	0.09	2.04	2.13	0.09	0.83	—	0.92	—	15.07	19.03	0.95	0.85	0.85	0.56	6,495	41
12-31-19	12.62	0.09	2.86	2.95	0.11	1.60	—	1.71	—	13.86	24.70	0.88	0.85	0.85	0.64	7,379	22
12-31-18	15.24	0.09	(1.70)	(1.61)	0.10	0.91	—	1.01	—	12.62	(11.60)(c)	0.86	0.86	0.86	0.51(d)	6,975	17
Voya U.S. Bond Index Portfolio
Class ADV
06-30-23+	9.09	0.13•	0.02	0.15	0.14	—	—	0.14	—	9.10	1.66	0.90	0.86	0.86	2.83	19,618	166
12-31-22	10.71	0.20•	(1.65)	(1.45)	0.17	—	—	0.17	—	9.09	(13.60)	0.88	0.86	0.86	2.05	19,965	464
12-31-21	11.27	0.10•	(0.35)	(0.25)	0.12	0.19	—	0.30	—	10.71	(2.29)	0.89	0.88	0.88	0.91	25,037	488
12-31-20	10.85	0.13	0.59	0.72	0.23	0.07	—	0.30	—	11.27	6.69	0.88	0.88	0.88	1.23	30,573	377
12-31-19	10.27	0.21	0.58	0.79	0.21	—	—	0.21	—	10.85	7.69	0.88	0.88	0.88	1.97	26,983	222
12-31-18	10.55	0.20	(0.29)	(0.09)	0.19	—	—	0.19	—	10.27	(0.84)	0.91	0.90	0.90	1.93	27,118	234
Class I
06-30-23+	9.13	0.15•	0.03	0.18	0.17	—	—	0.17	—	9.14	1.91	0.40	0.36	0.36	3.34	1,483,991	166
12-31-22	10.75	0.25•	(1.65)	(1.40)	0.22	—	—	0.22	—	9.13	(13.10)	0.38	0.36	0.36	2.54	1,300,764	464
12-31-21	11.32	0.15•	(0.36)	(0.21)	0.17	0.19	—	0.36	—	10.75	(1.87)	0.39	0.38	0.38	1.42	1,682,328	488
12-31-20	10.90	0.20	0.58	0.78	0.29	0.07	—	0.36	—	11.32	7.20	0.38	0.38	0.38	1.73	1,811,026	377
12-31-19	10.31	0.27•	0.58	0.85	0.26	—	—	0.26	—	10.90	8.30	0.38	0.38	0.38	2.48	1,808,834	222
12-31-18	10.59	0.25	(0.29)	(0.04)	0.24	—	—	0.24	—	10.31	(0.33)	0.41	0.40	0.40	2.44	2,146,798	234
Class S
06-30-23+	9.10	0.14•	0.02	0.16	0.15	—	—	0.15	—	9.11	1.79	0.65	0.61	0.61	3.08	131,724	166
12-31-22	10.72	0.22•	(1.65)	(1.43)	0.19	—	—	0.19	—	9.10	(13.37)	0.63	0.61	0.61	2.29	136,210	464
12-31-21	11.29	0.13•	(0.37)	(0.24)	0.14	0.19	—	0.33	—	10.72	(2.13)	0.64	0.63	0.63	1.16	174,357	488
12-31-20	10.86	0.16	0.60	0.76	0.26	0.07	—	0.33	—	11.29	7.05	0.63	0.63	0.63	1.47	205,870	377
12-31-19	10.28	0.24	0.57	0.81	0.23	—	—	0.23	—	10.86	7.95	0.63	0.63	0.63	2.22	177,236	222
12-31-18	10.56	0.23	(0.29)	(0.06)	0.22	—	—	0.22	—	10.28	(0.58)	0.66	0.65	0.65	2.18	170,552	234
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Bond Index Portfolio (continued)
Class S2
06-30-23+	9.10	0.13•	0.04	0.17	0.15	—	—	0.15	—	9.12	1.82	0.80	0.76	0.76	2.91	928	166
12-31-22	10.72	0.21•	(1.65)	(1.44)	0.18	—	—	0.18	—	9.10	(13.50)	0.78	0.76	0.76	2.12	910	464
12-31-21	11.29	0.11•	(0.36)	(0.25)	0.13	0.19	—	0.31	—	10.72	(2.27)	0.79	0.78	0.78	1.02	1,356	488
12-31-20	10.87	0.15•	0.58	0.73	0.24	0.07	—	0.31	—	11.29	6.79	0.78	0.78	0.78	1.33	1,370	377
12-31-19	10.28	0.21	0.60	0.81	0.22	—	—	0.22	—	10.87	7.89	0.78	0.78	0.78	2.07	1,462	222
12-31-18	10.56	0.21•	(0.29)	(0.08)	0.20	—	—	0.20	—	10.28	(0.73)	0.81	0.80	0.80	2.03	1,146	234

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Russell™ Mid Cap Index Portfolio would have been (9.81)%, (9.32)%, (9.16)%, (9.58)% and (9.76)% for Classes ADV, I, P2, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya Russell™ Mid Cap Index Portfolio would have been 0.80%, 1.27%, 1.54%, 1.05% and 0.90% for Class ADV, I, P2, S and S2, respectively.

(c)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Russell™ Small Cap Index Portfolio would have been (11.72)%, (11.31)%, (11.02)%, (11.47)% and (11.64)% for Classes ADV, I, P2, S and S2, respectively.

(d)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya RusseII™ Small Cap Index Portfolio would have been 0.37%, 0.86%, 1.14%, 0.61% and 0.47% for Classes ADV, I, P2, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The nine series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya International Index Portfolio (“International Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified. However, in seeking to track the performance of an index, a Portfolio may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of an index. As a result, whether at any time a Portfolio will be considered diversified or non-diversified will depend largely on the make-up of an index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
Russia’s large-scale invasion of Ukraine on February 24, 2022 created circumstances that significantly impacted Emerging Markets Index’s operations. The combination of market closures, Western sanctions, retaliatory Russian sanctions, and capital controls as a result of Russia’s invasion have rendered Emerging Markets Index’s investments in Russian securities, including depository receipts, illiquid. In addition, U.S. and non-U.S. exchanges have halted trading in certain ADRs and GDRs of Russian companies. Consequently, the Russian equity market has become largely restricted and it is uncertain when these restrictions on trading Russian securities will be relieved. As a result, Russian securities held by Emerging Markets Index were fair valued at $0. (see Note 2.A for additional information on security valuation procedures) Subsequent to February 24, 2022, certain Russian securities held by Emerging Markets Index had declared dividends, however there is no assurance these dividends can be collected by Emerging Markets Index. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2023. Any currency denominated in Rubles cannot be repatriated and such currency is valued at $0 as of June 30, 2023.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges.The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
For the period ended June 30, 2023, certain Portfolios have entered into forward foreign currency contracts with

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
During the period ended June 30, 2023, Emerging Markets Index had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables within the respective Portfolio of Investments for open forward foreign currency contracts as of June 30, 2023.
	Purchased	Sold
Emerging Markets Index	$—	$79,124
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2023, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2023, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.
	Purchased	Sold
Emerging Markets Index	$14,153,582	$—
International Index	31,554,862	—
Russell™ Large Cap Growth Index	3,696,817	—
Russell™ Large Cap Index	5,961,809	—
Russell™ Large Cap Value Index	4,147,267	—
Russell™ Mid Cap Growth Index	2,538,800	—
Russell™ Mid Cap Index	3,535,080	—
Russell™ Small Cap Index	14,756,342	—
U.S. Bond Index	61,493,088	33,464,112
Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2023.
J. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2023, U.S. Bond Index had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. U.S. Bond Index used CDX swaps to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2023, U.S. Bond Index had bought credit protection with an average notional amount of $60,000,000 on credit default swaps. Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2023.
K. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At June 30, 2023, U.S. Bond Index had pledged $254,000 in cash collateral with certain counterparties for open delayed-delivery or when-issued transactions.
N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:
	Purchases	Sales
Emerging Markets Index	$78,822,693	$635,686,603
International Index	73,743,274	1,087,789,271
Russell™ Large Cap Growth Index	448,036,101	417,571,263
Russell™ Large Cap Index	140,835,524	322,271,155
Russell™ Large Cap Value Index	338,337,491	357,246,386
Russell™ Mid Cap Growth Index	379,645,529	454,734,278
Russell™ Mid Cap Index	169,759,291	521,492,294
Russell™ Small Cap Index	45,902,070	392,270,870
U.S. Bond Index	3,310,408	326,074,664
U.S. government securities not included above were as follows:
	Purchases	Sales
U.S. Bond Index	$3,327,994,919	$4,201,689,356
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Emerging Markets Index(1)	0.38%
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; 0.42% on the next $500 million; and 0.40% thereafter
Russell™ Large Cap Growth Index(2)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter
Russell™ Large Cap Value Index(2)	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter
Russell™ Mid Cap Growth Index(2)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index	0.39% on the first $500 million; 0.37% on the next $500 million; 0.35% on the next $1 billion; 0.33% on the next $2 billion; 0.31% on the next $2 billion; and 0.29% thereafter

(1)
Effective January 1, 2023, the 0.27% management fee waiver was terminated by the Board. Any fees waived or reimbursed were not eligible for recoupment. Prior to January 1, 2023, the management fee was 0.65%. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S2 shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. This waiver is not eligble for recoupment. Termination or modification of this waiver requires approval by the Board.
Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	17.77%
Voya Institutional Trust Company	Russell™ Large Cap Growth Index	16.44
	Russell™ Large Cap Index	9.63
	Russell™ Large Cap Value Index	5.03
	Russell™ Mid Cap Index	22.36
	Russell™ Small Cap Index	20.25
Voya Retirement Conservative Portfolio	U.S. Bond Index	10.24
Voya Retirement Growth Portfolio	Emerging Markets Index	56.16
	International Index	18.03
	Russell™ Mid Cap Index	15.81
	Russell™ Small Cap Index	6.24
	U.S. Bond Index	16.10
Voya Retirement Insurance and Annuity Company	International Index	10.88
	Russell™ Large Cap Growth Index	17.99
	Russell™ Large Cap Index	19.77
	Russell™ Mid Cap Index	35.62
	Russell™ Small Cap Index	29.55
Voya Retirement Moderate Growth Portfolio	Emerging Markets Index	25.58
	International Index	7.82
	Russell™ Mid Cap Index	6.74
	U.S. Bond Index	23.53
Voya Retirement Moderate Portfolio	Emerging Markets Index	14.45
	U.S. Bond Index	19.49
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Emerging Markets Index	$231
International Index	243,615
Russell™ Large Cap Growth Index	245,422
Russell™ Large Cap Index	269,124
Russell™ Large Cap Value Index	99,957
Russell™ Mid Cap Growth Index	19,208
Russell™ Mid Cap Index	419,405
Russell™ Small Cap Index	349,193
U.S. Bond Index	38,448
The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the period ended June 30, 2023, International Index, Russell™ Mid Cap Index, Russell™ Small Cap Index, and U.S. Bond Index engaged in such transactions amounting to $970,848,267, $324,959,617, $323,491,160, and $1,019,141,936 of in-kind sales, resulting in a net realized gain/(loss) of $167,789,057, $122,093,502, $27,291,872, and $(47,595,664), respectively.
NOTE 7 — LICENSING FEES
The following Portfolios pay an annual licensing fee to the licensor listed below:
Portfolio	Licensor
Emerging Markets Index	MSCI Inc.
International Index	MSCI Inc.
Russell™ Large Cap Growth Index, Russell™ Large Cap Index, Russell™ Large Cap Value Index, Russell™ Mid Cap Growth Index, Russell™ Mid Cap Index, and Russell™ Small Cap Index	Frank Russell Company
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the
Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class S	Class S2
Emerging Markets Index(1)	N/A	0.55%	0.80%	N/A
International Index(2)	1.00%	0.50%	0.75%	0.90%
Russell™ Large Cap Growth Index(3)	N/A	N/A	N/A	N/A
Russell™ Large Cap Index(4)	0.87%	0.37%	0.62%	0.77%
Russell™ Large Cap Value Index(3)	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index(5)	N/A	0.43%	0.68%	0.83%
Russell™ Mid Cap Index(6)	0.93%	0.43%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index(7)	0.88%	0.38%	0.63%	0.78%

(1)
Prior to January 1, 2023, there was no expense limitation agreement. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement through May 1, 2024, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement, through May 1, 2024, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
Pursuant to a side letter agreement through May 1, 2024, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(5)
Pursuant to a side letter agreement through May 1, 2024, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.Termination or modification of this obligation requires approval by the Board.

(6)
Pursuant to a side letter agreement through May 1, 2024, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(7)
Pursuant to a side letter agreement through May 1, 2024, the Investment Adviser has further lowered the expense limits for U.S Bond Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2023, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2024	2025	2026	Total
Emerging Markets Index	$—	$—	$185,109	$185,109
International Index	994,218	895,935	1,440,679	3,330,832
Russell™ Small Cap Index	727,961	677,201	916,234	2,321,396
The Expense Limitation Agreement is contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2023:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Emerging Markets Index	6	$11,508,333	5.91%
International Index	9	6,199,889	5.51
Russell™ Large Cap Index	9	9,026,000	5.62
Russell™ Large Cap Value Index	2	6,136,000	5.35
Russell™ Mid Cap Growth Index	1	1,254,000	5.33
Russell™ Mid Cap Index	6	9,178,667	5.69

NOTE 10 — CAPITAL SHARES
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Emerging Markets Index
Class I
6/30/2023	48,751,856	—	2,255,655	(53,409,295)	(2,401,784)	497,230,007	—	20,977,589	(527,298,627)	(9,091,031)
12/31/2022	3,759,310	—	1,253,183	(11,618,211)	(6,605,718)	40,351,161	—	12,544,359	(121,445,600)	(68,550,080)
Class P2(1)
6/30/2023	8,661,688	—	—	(60,744,013)	(52,082,325)	93,021,052	—	—	(633,392,456)	(540,371,404)
12/31/2022	26,546,192	—	3,122,514	(19,026,883)	10,641,823	304,775,574	—	31,943,320	(192,336,599)	144,382,295
Class S
6/30/2023	21	—	—	(776)	(755)	221	—	—	(7,845)	(7,624)
12/31/2022	184	—	36	(51)	169	1,977	—	358	(623)	1,712
International Index
Class ADV
6/30/2023	1,141,929	—	1,774,839	(3,316,761)	(399,993)	11,798,371	—	18,227,601	(34,032,938)	(4,006,966)
12/31/2022	1,048,324	2,145,246	1,274,608	(5,832,649)	(1,364,471)	10,639,388	19,687,882	11,994,066	(57,669,096)	(15,347,760)
Class I
6/30/2023	7,154,416	—	2,750,385	(6,754,316)	3,150,485	77,204,454	—	28,769,026	(71,152,426)	34,821,054
12/31/2022	11,015,910	3,791,158	1,748,282	(9,912,449)	6,642,901	107,536,002	35,422,761	16,731,055	(99,723,144)	59,966,674

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
International Index (continued)
Class P2(2)
6/30/2023	724,773	—	—	(94,018,251)	(93,293,478)	7,841,712	—	—	(1,025,583,895)	(1,017,742,183)
12/31/2022	29,812,328	—	4,137,134	(39,716,019)	(5,766,557)	317,688,782	—	40,212,938	(393,078,941)	(35,177,221)
Class S
6/30/2023	399,221	—	589,877	(1,215,922)	(226,824)	4,091,694	—	6,128,825	(12,680,533)	(2,460,014)
12/31/2022	966,580	10,241,142	240,835	(5,509,921)	5,938,636	10,281,159	95,105,601	2,292,745	(51,996,929)	55,682,576
Class S2
6/30/2023	29,500	—	7,303	(18,652)	18,151	314,626	—	75,800	(192,230)	198,196
12/31/2022	54,076	—	4,239	(23,762)	34,553	572,887	—	40,311	(243,037)	370,161
Russell™ Large Cap Growth Index
Class ADV
6/30/2023	—	—	8	—	8	—	—	414	—	414
12/31/2022	—	—	14	—	14	—	—	695	—	695
Class I
6/30/2023	5,807,452	—	665,061	(4,343,455)	2,129,058	283,551,896	—	34,357,076	(226,447,920)	91,461,052
12/31/2022	394,143	—	1,012,618	(1,080,241)	326,520	21,591,497	—	49,628,386	(60,309,933)	10,909,950
Class S
6/30/2023	405,621	—	689,943	(1,036,055)	59,509	21,222,533	—	35,414,779	(53,602,116)	3,035,196
12/31/2022	495,429	—	1,301,260	(2,105,086)	(308,397)	25,202,455	—	63,384,350	(116,826,414)	(28,239,609)
Russell™ Large Cap Index
Class ADV
6/30/2023	305,112	—	42,734	(256,281)	91,565	8,588,642	—	1,187,571	(7,057,919)	2,718,294
12/31/2022	412,747	—	225,342	(546,195)	91,894	11,922,035	—	5,899,456	(14,887,360)	2,934,131
Class I
6/30/2023	550,107	—	204,398	(2,573,178)	(1,818,673)	15,726,942	—	5,823,303	(71,790,847)	(50,240,602)
12/31/2022	1,336,149	—	814,870	(1,475,917)	675,102	39,739,873	—	21,862,968	(42,633,608)	18,969,233
Class S
6/30/2023	151,904	—	524,298	(5,198,698)	(4,522,496)	4,397,745	—	14,827,158	(144,658,331)	(125,433,428)
12/31/2022	327,091	—	2,679,485	(8,241,789)	(5,235,213)	9,183,412	—	71,354,687	(237,049,151)	(156,511,052)
Class S2
6/30/2023	324	—	39	(2)	361	9,318	—	1,156	(55)	10,419
12/31/2022	617	—	208	(4,401)	(3,576)	18,805	—	5,730	(140,626)	(116,091)
Russell™ Large Cap Value Index
Class ADV
6/30/2023	—	—	3	—	3	—	—	87	—	87
12/31/2022	—	—	2	—	2	—	—	44	—	44
Class I
6/30/2023	2,960,766	—	70,535	(218,767)	2,812,534	78,954,300	—	1,825,432	(5,818,367)	74,961,365
12/31/2022	206,566	—	47,130	(483,801)	(230,105)	5,604,830	—	1,211,722	(12,941,612)	(6,125,060)
Class S
6/30/2023	352,154	—	844,259	(4,218,051)	(3,021,638)	9,288,391	—	21,663,685	(110,818,954)	(79,866,878)
12/31/2022	686,850	—	601,351	(6,894,299)	(5,606,098)	17,882,147	—	15,328,430	(181,271,467)	(148,060,890)
Russell™ Mid Cap Growth Index
Class I
6/30/2023	29,711	—	2,536	(26,181)	6,066	996,788	—	84,692	(882,305)	199,175
12/31/2022	38,341	—	58,369	(78,012)	18,698	1,389,338	—	1,757,478	(2,976,834)	169,982
Class S
6/30/2023	103,658	—	57,588	(2,388,421)	(2,227,175)	3,328,076	—	1,911,922	(80,423,773)	(75,183,775)
12/31/2022	298,613	—	3,600,216	(4,889,581)	(990,752)	10,001,948	—	107,754,474	(172,158,397)	(54,401,975)
Class S2
6/30/2023	1,281	—	41	(3,038)	(1,716)	42,829	—	1,342	(102,609)	(58,438)
12/31/2022	2,878	—	6,136	(2,349)	6,665	105,041	—	182,723	(78,223)	209,541
Russell™ Mid Cap Index
Class ADV
6/30/2023	366,607	—	2,226,364	(1,023,846)	1,569,125	3,805,675	—	20,148,595	(10,353,039)	13,601,231
12/31/2022	758,414	—	1,632,458	(1,983,185)	407,687	8,557,197	—	16,553,124	(21,880,304)	3,230,017
Class I
6/30/2023	2,874,403	—	6,969,674	(7,769,155)	2,074,922	30,718,895	—	67,327,051	(84,710,160)	13,335,786
12/31/2022	2,582,756	—	5,991,938	(13,078,724)	(4,504,030)	31,162,835	—	64,413,331	(146,065,828)	(50,489,662)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Mid Cap Index (continued)
Class P2(3)
6/30/2023	3,641,280	—	—	(27,629,002)	(23,987,722)	41,935,454	—	—	(327,659,621)	(285,724,167)
12/31/2022	4,382,183	—	2,213,673	(3,442,854)	3,153,002	52,987,497	—	24,217,584	(41,594,409)	35,610,672
Class S
6/30/2023	628,048	—	2,205,436	(1,698,223)	1,135,261	6,474,850	—	20,885,480	(18,162,972)	9,197,358
12/31/2022	1,244,453	—	1,720,457	(3,498,425)	(533,515)	14,371,440	—	18,168,027	(41,259,190)	(8,719,723)
Class S2
6/30/2023	37,535	—	81,698	(126,637)	(7,404)	392,473	—	754,069	(1,389,871)	(243,329)
12/31/2022	82,861	—	74,462	(202,700)	(45,377)	958,306	—	767,708	(2,279,550)	(553,536)
Russell™ Small Cap Index
Class ADV
6/30/2023	276,702	—	520,214	(385,133)	411,783	3,426,119	—	5,847,205	(4,718,499)	4,554,825
12/31/2022	452,793	—	844,485	(943,790)	353,488	6,154,322	—	9,998,701	(12,578,925)	3,574,098
Class I
6/30/2023	768,556	—	1,086,741	(2,024,407)	(169,110)	9,782,080	—	12,780,079	(26,593,200)	(4,031,041)
12/31/2022	2,108,572	—	1,809,368	(2,221,769)	1,696,171	30,918,654	—	22,345,692	(30,641,106)	22,623,240
Class P2(4)
6/30/2023	679,695	—	—	(24,614,360)	(23,934,665)	8,805,325	—	—	(334,890,783)	(326,085,458)
12/31/2022	6,627,273	—	2,361,192	(4,053,890)	4,934,575	97,972,485	—	29,585,736	(57,667,417)	69,890,804
Class S
6/30/2023	391,312	—	1,326,895	(1,732,068)	(13,861)	4,929,263	—	15,431,789	(22,195,503)	(1,834,451)
12/31/2022	523,560	—	2,345,206	(3,878,990)	(1,010,224)	7,191,669	—	28,658,419	(53,944,064)	(18,093,976)
Class S2
6/30/2023	35,129	—	24,370	(58,429)	1,070	443,948	—	277,086	(757,166)	(36,132)
12/31/2022	67,359	—	40,651	(88,767)	19,243	897,329	—	486,190	(1,213,182)	170,337
U.S. Bond Index
Class ADV
6/30/2023	95,376	—	27,858	(164,823)	(41,589)	878,135	—	257,200	(1,517,717)	(382,382)
12/31/2022	200,618	—	40,422	(382,636)	(141,596)	1,965,521	—	382,044	(3,658,362)	(1,310,797)
Class I
6/30/2023	59,569,886	—	2,372,572	(42,115,023)	19,827,435	551,247,829	—	21,993,201	(387,688,938)	185,552,092
12/31/2022	17,914,766	—	3,370,548	(35,225,085)	(13,939,771)	173,025,688	—	32,110,883	(340,741,060)	(135,604,489)
Class P2(5)
6/30/2023	2,453,186	—	459,880	(151,294,908)	(148,381,842)	22,848,464	—	4,313,669	(1,412,970,915)	(1,385,808,782)
12/31/2022	69,189,017	—	3,572,730	(55,860,599)	16,901,148	683,941,743	—	34,033,816	(543,218,481)	174,757,078
Class S
6/30/2023	601,822	—	201,992	(1,319,672)	(515,858)	5,560,151	—	1,867,026	(12,192,284)	(4,765,107)
12/31/2022	1,302,204	—	310,960	(2,908,472)	(1,295,308)	12,716,359	—	2,949,162	(28,317,628)	(12,652,107)
Class S2
6/30/2023	6,681	—	1,372	(6,208)	1,845	61,784	—	12,685	(56,924)	17,545
12/31/2022	36,247	—	1,813	(64,514)	(26,454)	349,358	—	17,187	(643,295)	(276,750)

(1)
Class P2 was fully redeemed on close of business on March 30, 2023

(2)
Class P2 was fully redeemed on close of business on February 3, 2023

(3)
Class P2 was fully redeemed on close of business on January 27, 2023

(4)
Class P2 was fully redeemed on close of business on January 20, 2023

(5)
Class P2 was fully redeemed on close of business on February 14, 2023

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2023:
Emerging Markets Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$9,334	$(9,334)	$—
BMO Capital Markets Corp	31,310	(31,310)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Arbitrage	$44,371	$(44,371)	$—
HSBC Bank PLC	25,162	(25,162)	—
JP Morgan Securities Plc.	116,657	(116,657)	—
Macquarie Bank Limited	50,456	(50,456)	—
Merrill Lynch International	80,811	(80,811)	—
Morgan Stanley & Co. LLC	141,502	(141,502)	—
Scotia Capital (USA) INC	104,708	(104,708)	—
State Street Bank and Trust Company	16,231	(16,231)	—
Total	$620,542	$(620,542)	$—

(1)
Cash collateral with a fair value of $686,624 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,196	$(2,196)	$—
BMO Capital Markets Corp	1,969,196	(1,969,196)	—
BNP Paribas Arbitrage	92,265	(92,265)	—
BofA Securities Inc	722,865	(722,865)	—
Citigroup Global Markets Inc.	9,629	(9,629)	—
Citigroup Global Markets Limited	5,384,120	(5,384,120)	—
Daiwa Capital Markets America Inc.	1,033,383	(1,033,383)	—
Goldman Sachs International	3,575,589	(3,575,589)	—
Goldman, Sachs & Co. LLC	230,408	(230,408)	—
HSBC Bank PLC	1,899,942	(1,899,942)	—
J.P. Morgan Securities LLC	758,922	(758,922)	—
Jefferies LLC	770,612	(770,612)	—
JP Morgan Securities Plc.	12,844,418	(12,844,418)	—
Merrill Lynch International	4,804,251	(4,804,251)	—
Morgan Stanley & Co. International PLC	7,300,700	(7,300,700)	—
Morgan Stanley & Co. LLC	1,128,548	(1,128,548)	—
Nomura International PLC	66,702	(66,702)	—
Scotia Capital (USA) INC	260,381	(260,381)	—
Societe Generale	208,407	(208,407)	—
State Street Bank and Trust Company	16,147,399	(16,147,399)	—
TD Prime Services LLC	1,205,943	(1,205,943)	—
Total	$60,415,876	$(60,415,876)	$—

(1)
Cash collateral with a fair value of $64,145,852 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$672,890	$(672,890)	$—
Barclays Capital Inc.	447,287	(447,287)	—
BofA Securities Inc	1,137,729	(1,137,729)	—
Citigroup Global Markets Inc.	265,480	(265,480)	—
Cowen Excecution Services LLC	64,906	(64,906)	—
Goldman, Sachs & Co. LLC	93,397	(93,397)	—
J.P. Morgan Securities LLC	47,274	(47,274)	—
Morgan Stanley & Co. LLC	230,059	(230,059)	—
National Financial Services LLC	348,778	(348,778)	—
TD Prime Services LLC	1,196,213	(1,196,213)	—
Total	$4,504,013	$(4,504,013)	$—

(1)
Cash collateral with a fair value of $4,636,685 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$39,524	$(39,524)	$—
Barclays Capital Inc.	1,322,113	(1,322,113)	—
BMO Capital Markets Corp	635,860	(635,860)	—
BofA Securities Inc	917,062	(917,062)	—
CIBC World Markets Corporation	47,206	(47,206)	—
Citigroup Global Markets Inc.	276,314	(276,314)	—
Cowen Excecution Services LLC	21,768	(21,768)	—
Goldman Sachs International	245,625	(245,625)	—
Goldman, Sachs & Co. LLC	1,363,994	(1,363,994)	—
J.P. Morgan Securities LLC	13,077	(13,077)	—
Janney Montgomery Scott LLC	57,470	(57,470)	—
Jefferies LLC	10,151	(10,151)	—
Mirae Asset Securities (USA) INC.	23,439	(23,439)	—
Morgan Stanley & Co. LLC	2,291,431	(2,291,431)	—
National Bank of Canada Financial Inc	306,446	(306,446)	—
National Financial Services LLC	192,626	(192,626)	—
Nomura Securities International, Inc.	638,586	(638,586)	—
TD Prime Services LLC	1,065,257	(1,065,257)	—
Wells Fargo Securities LLC	287,355	(287,355)	—
Total	$9,755,304	$(9,755,304)	$—

(1)
Cash collateral with a fair value of $10,045,973 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,242,734	$(1,242,734)	$—
BMO Capital Markets Corp	1,276,943	(1,276,943)	—
BNP Paribas Prime Brokerage Intl Ltd	297,851	(297,851)	—
BNP Paribas Securities Corp.	348,637	(348,637)	—
BofA Securities Inc	3,240,852	(3,240,852)	—
Cantor Fitzgerald & Co	56,662	(56,662)	—
CIBC World Markets Corporation	104,685	(104,685)	—
Citadel Clearing LLC	220,768	(220,768)	—
Citadel Securities LLC	344,411	(344,411)	—
Citigroup Global Markets Inc.	1,498,031	(1,498,031)	—
Cowen Excecution Services LLC	116,827	(116,827)	—
Goldman Sachs International	507,188	(507,188)	—
Goldman, Sachs & Co. LLC	2,425,441	(2,425,441)	—
HSBC Bank PLC	589,055	(589,055)	—
J.P. Morgan Securities LLC	820,063	(820,063)	—
Janney Montgomery Scott LLC	693,503	(693,503)	—
Morgan Stanley & Co. LLC	5,101,515	(5,101,515)	—
National Bank of Canada Financial Inc	542,382	(542,382)	—
National Financial Services LLC	3,460,127	(3,460,127)	—
Raymond James & Associates, Inc.	82,648	(82,648)	—
RBC Capital Markets, LLC	112,887	(112,887)	—
Scotia Capital (USA) INC	704,554	(704,554)	—
State Street Bank and Trust Company	3,789,673	(3,789,673)	—
TD Prime Services LLC	1,954,160	(1,954,160)	—
Wells Fargo Bank NA	653,267	(653,267)	—
Wells Fargo Securities LLC	1,158,012	(1,158,012)	—
Total	$31,342,876	$(31,342,876)	$—

(1)
Cash collateral with a fair value of $32,437,429 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$267,221	$(267,221)	$—
Barclays Capital Inc.	14,411,203	(14,411,203)	—
BofA Securities Inc	5,727,023	(5,727,023)	—
Citigroup Global Markets Inc.	509,668	(509,668)	—
Goldman, Sachs & Co. LLC	112,902	(112,902)	—
National Bank of Canada Financial Inc	184,544	(184,544)	—
Total	$21,212,561	$(21,212,561)	$—

(1)
Cash collateral with a fair value of $21,658,767 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydown gains and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Emerging Markets Index	$16,630,440	$27,857,778	$8,623,374	$—
International Index	71,271,115	—	47,990,166	—
Russell™ Large Cap Growth Index	26,042,952	86,970,479	6,134,829	6,865,635
Russell™ Large Cap Index	18,588,313	80,534,528	15,642,536	47,515,304
Russell™ Large Cap Value Index	16,540,196	—	17,540,803	—
Russell™ Mid Cap Growth Index	28,307,742	81,386,933	197,134	22,687,961
Russell™ Mid Cap Index	33,408,161	90,711,613	22,956,037	144,337,753
Russell™ Small Cap Index	21,255,020	69,819,718	6,744,410	—
U.S. Bond Index	69,502,061	—	105,104,570	11,528,834
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards				Total Distributable Earnings/ (Loss)
				Amount	Character	Expiration	Other
Emerging Markets Index	$20,977,771	$—	$(145,404,429)	$(5,985,670)	Short-term	None	$(2,066,688)	$(132,479,016)
International Index	53,200,192	—	375,777,878	(22,097,173)	Short-term	None	—	225,578,492
				(181,302,405)	Long-term	None
				$(203,399,578)
Russell™ Large Cap Growth Index	5,283,069	64,242,238	674,090,263	—	—	—	—	743,615,570
Russell™ Large Cap Index	22,202,082	—	606,523,859	(30,211,251)	Short-term	None	—	597,516,412
				(998,278)	Long-term	None
				$(31,209,529)
Russell™ Large Cap Value Index	23,707,311	—	189,843,023	(2,913,888)	Short-term	None	—	210,636,446
Russell™ Mid Cap Growth Index	2,066,064	—	(9,883,584)	(123,450,871)	Short-term	None	—	(131,268,391)
Russell™ Mid Cap Index	15,759,676	92,600,125	534,407,543	—	—	—	—	642,767,344
Russell™ Small Cap Index	9,964,337	24,231,783	207,626,451	—	—	—	—	241,822,571
U.S. Bond Index	10,223,241	—	(212,895,378)	(25,685,094)	Short-term	None	—	(419,699,159)
				(191,341,928)	Long-term	None
				$(217,027,022)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as
the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 15 — MARKET DISRUPTION (continued)

to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 16 — REORGANIZATIONS
On July 8, 2022, International Index (“Acquiring Portfolio”) acquired all of the assets and assumed all liabilities of VY® T. Rowe Price International Stock Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value;
however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2022, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2022, are as follows (Unaudited):
Net investment income	$59,185,609
Net realized and unrealized loss on investments	$(450,244,231)
Net decrease in net assets resulting from operations	$(391,058,622)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 8, 2022. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio’s (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$150,216	$1,995,297	$—	$2,320	1.2903
The net assets of the Acquiring Portfolio after the acquisition of the Acquired Portfolio were $2,145,513,244.
NOTE 17 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 18 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2023, the following Portfolio declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0241	August 1, 2023	Daily
Class I	$0.0280	August 1, 2023	Daily
Class S	$0.0260	August 1, 2023	Daily
Class S2	$0.0249	August 1, 2023	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 92.2%
	Brazil: 3.9%
66,092	Ambev SA	$212,844	0.2
6,892	Atacadao Distribuicao Comercio e Industria Ltd.	16,135	0.0
81,133	B3 SA - Brasil Bolsa Balcao	247,557	0.3
21,474	Banco Bradesco SA	65,792	0.1
16,529	Banco BTG Pactual SA - Unit	108,946	0.1
12,098	Banco do Brasil S.A.	125,068	0.1
4,497	Banco Santander Brasil SA - Unit	28,852	0.0
9,672	BB Seguridade Participacoes SA	62,114	0.1
14,723	CCR SA	43,140	0.0
17,072	Centrais Eletricas Brasileiras SA	141,868	0.1
4,732	Cia de Saneamento Basico do Estado de Sao Paulo	56,074	0.1
8,299	Cia Siderurgica Nacional S.A.	21,111	0.0
17,290	Cosan SA	64,600	0.1
2,498	CPFL Energia SA	17,863	0.0
2,591	Energisa SA - Unit	27,273	0.0
11,323 (1)	Eneva SA	29,016	0.0
2,390	Engie Brasil Energia SA	22,826	0.0
14,606	Equatorial Energia SA	97,949	0.1
1,083 (1)	Equatorial Energia SA	7,233	0.0
74,560 (1)(2)	Hapvida Participacoes e Investimentos S/A	68,359	0.1
5,772	Hypera S.A.	55,620	0.1
10,307	JBS SA	37,692	0.0
10,893	Klabin SA - Unit	49,663	0.1
12,479	Localiza Rent a Car SA (RENT3)	178,498	0.2
13,759	Lojas Renner SA	57,643	0.1
39,361 (1)	Magazine Luiza SA	27,785	0.0
12,204 (1)	Natura & Co. Holding SA	42,743	0.0
51,913	Petroleo Brasileiro SA	359,408	0.4
10,466 (1)	PRIO SA/Brazil	81,289	0.1
18,202	Raia Drogasil SA	112,256	0.1
8,024 (2)	Rede D’Or Sao Luiz SA	55,334	0.1
18,406	Rumo SA	85,568	0.1
18,767	Sendas Distribuidora SA	54,010	0.1
11,280	Suzano SA	104,291	0.1
5,963	Telefonica Brasil SA-VIVT3	54,123	0.1
11,037	TIM SA/Brazil	33,746	0.0
7,073	Totvs S.A.	44,478	0.0
9,680	Ultrapar Participacoes SA	38,330	0.0
47,417	Vale SA	637,251	0.6
16,468	Vibra Energia SA	62,595	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Brazil (continued)
23,505	Weg S.A.	$185,656	0.2
		3,822,599	3.9
	Chile: 0.3%
640,492	Banco de Chile	66,857	0.1
685	Banco de Credito e Inversiones SA	20,930	0.0
892,677	Banco Santander Chile	42,242	0.1
17,628	Cencosud SA	34,165	0.0
1,345	Cia Cervecerias Unidas SA	10,845	0.0
175,101	Cia Sud Americana de Vapores SA	11,892	0.0
14,699	Empresas CMPC SA	28,124	0.0
5,254	Empresas COPEC SA	38,991	0.1
289,765	Enel Americas SA	38,668	0.0
331,791	Enel Chile SA	21,561	0.0
9,751	Falabella SA	23,412	0.0
		337,687	0.3
	China: 27.8%
5,700 (1)	360 Security Technology, Inc. - A Shares	9,859	0.0
2,400	37 Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	11,545	0.0
26,000 (2)	3SBio, Inc.	26,163	0.0
9,500	AAC Technologies Holdings, Inc.	22,454	0.0
497 (1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	10,760	0.0
2,500	AECC Aviation Power Co. Ltd. - A Shares	14,572	0.0
73,900	Agricultural Bank of China Ltd. - A Shares	35,934	0.1
413,000	Agricultural Bank of China Ltd. - H Shares	162,651	0.2
7,696	Aier Eye Hospital Group Co. Ltd. - A Shares	19,696	0.0
28,000 (1)	Air China Ltd. - H Shares	20,002	0.0
7,000 (1)(2)	Akeso, Inc.	31,752	0.1
229,700 (1)	Alibaba Group Holding Ltd.	2,391,138	2.4
66,000 (1)	Alibaba Health Information Technology Ltd.	39,940	0.1
15,900	Aluminum Corp. of China Ltd. - A Shares	12,058	0.0
46,000	Aluminum Corp. of China Ltd. - H Shares	19,910	0.0
1,000	Angel Yeast Co. Ltd. - A Shares	4,991	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,000	Anhui Conch Cement Co., Ltd. - A Shares	$13,091	0.0
17,500	Anhui Conch Cement Co., Ltd. - H Shares	46,560	0.1
300	Anhui Gujing Distillery Co. Ltd. - A Shares	10,225	0.0
1,600	Anhui Gujing Distillery Co. Ltd. - B Shares	27,590	0.0
700	Anhui Kouzi Distillery Co. Ltd. - A Shares	4,768	0.0
700	Anhui Yingjia Distillery Co. Ltd. - A Shares	6,160	0.0
300	Anjoy Foods Group Co. Ltd. - A Shares	6,075	0.0
17,200	Anta Sports Products Ltd.	176,746	0.2
380	Asymchem Laboratories Tianjin Co. Ltd. - A Shares	6,179	0.0
1,030	Autohome, Inc. ADR	30,035	0.0
1,900	Avary Holding Shenzhen Co. Ltd. - A Shares	6,362	0.0
9,500	AVIC Industry-Finance Holdings Co. Ltd. - A Shares	5,016	0.0
31,000	AviChina Industry & Technology Co. Ltd. - H Shares	15,081	0.0
31,450 (1)	Baidu, Inc.	536,404	0.6
19,100	Bank of Beijing Co. Ltd. - A Shares	12,185	0.0
4,000	Bank of Chengdu Co. Ltd. - A Shares	6,732	0.0
28,000	Bank of China Ltd. - A Shares	15,075	0.0
1,109,000	Bank of China Ltd. - H Shares	445,255	0.5
34,200	Bank of Communications Co. Ltd. - A Shares	27,335	0.0
124,000	Bank of Communications Co., Ltd. - H Shares	82,273	0.1
5,826	Bank of Hangzhou Co. Ltd. - A Shares	9,438	0.0
13,270	Bank of Jiangsu Co. Ltd. - A Shares	13,452	0.0
9,357	Bank of Nanjing Co. Ltd. - A Shares	10,318	0.0
5,200	Bank of Ningbo Co. Ltd. - A Shares	18,146	0.0
13,600	Bank of Shanghai Co. Ltd. - A Shares	10,774	0.0
20,500	Baoshan Iron & Steel Co. Ltd. - A Shares	15,873	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
9,700 (1)	BeiGene Ltd.	$133,002	0.2
24,000 (1)	Beijing Capital International Airport Co., Ltd. - H Shares	15,576	0.0
7,000	Beijing Enterprises Holdings Ltd.	25,397	0.0
50,000	Beijing Enterprises Water Group Ltd.	11,894	0.0
366	Beijing Kingsoft Office Software, Inc. - A Shares	23,848	0.0
1,900	Beijing New Building Materials PLC - A Shares	6,414	0.0
2,300	Beijing Tiantan Biological Products Corp. Ltd. - A Shares	8,612	0.0
1,300	Beijing Tongrentang Co. Ltd. - A Shares	10,313	0.0
913	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - A Shares	8,407	0.0
30,400	Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	22,041	0.0
2,720 (1)	Bilibili, Inc.	40,935	0.1
601	Bloomage Biotechnology Corp. Ltd. - A Shares	7,389	0.0
36,100	BOE Technology Group Co. Ltd. - A Shares	20,370	0.0
58,000	Bosideng International Holdings Ltd.	24,501	0.0
1,636	BYD Co. Ltd. - A Shares	58,346	0.1
14,000	Byd Co., Ltd. - H Shares	448,905	0.5
11,500	BYD Electronic International Co. Ltd.	34,983	0.1
1,900	By-health Co. Ltd. - A Shares	6,278	0.0
8,000	C&D International Investment Group Ltd.	18,244	0.0
5,820	Caitong Securities Co. Ltd. - A Shares	5,812	0.0
340 (1)	Cambricon Technologies Corp. Ltd. - A Shares	8,841	0.0
150,000 (2)	CGN Power Co. Ltd. - H Shares	36,225	0.1
400	Changchun High & New Technology Industry Group, Inc. - A Shares	7,524	0.0
6,900	Changjiang Securities Co. Ltd. - A Shares	5,517	0.0
2,100	Chaozhou Three-Circle Group Co. Ltd. - A Shares	8,498	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
105,000	China Cinda Asset Management Co. Ltd. - H Shares	$10,496	0.0
128,000	China CITIC Bank Corp. Ltd. - H Shares	60,180	0.1
26,000	China Coal Energy Co. - H Shares	19,360	0.0
30,000	China Communications Services Corp., Ltd. - H Shares	14,812	0.0
21,500	China Conch Venture Holdings Ltd.	28,091	0.0
1,338,000	China Construction Bank - H Shares	866,253	0.9
10,700	China Construction Bank Corp. - A Shares	9,228	0.0
3,800	China CSSC Holdings Ltd. - A Shares	17,254	0.0
11,000 (1)	China Eastern Airlines Corp. Ltd. - A Shares	7,215	0.0
31,700	China Energy Engineering Corp. Ltd. - A Shares	10,221	0.0
39,200	China Everbright Bank Co. Ltd. - A Shares	16,576	0.0
24,000	China Everbright Bank Co. Ltd. - H Shares	6,903	0.0
46,000	China Everbright Environment Group Ltd.	18,182	0.0
420,000 (1)	China Evergrande Group	168	0.0
49,000 (2)	China Feihe Ltd.	27,350	0.0
52,000	China Galaxy Securities Co. Ltd. - H Shares	27,835	0.0
41,200	China Gas Holdings Ltd.	47,252	0.1
3,400	China Greatwall Technology Group Co. Ltd. - A Shares	6,480	0.0
32,000	China Hongqiao Group Ltd.	26,137	0.0
1,300	China International Capital Corp. Ltd. - A Shares	6,364	0.0
20,800 (2)	China International Capital Corp. Ltd. - H Shares	36,669	0.1
76,000	China Jinmao Holdings Group Ltd.	11,205	0.0
4,603	China Jushi Co. Ltd. - A Shares	8,987	0.0
14,000	China Lesso Group Holdings Ltd.	9,226	0.0
2,200	China Life Insurance Co. Ltd. - A Shares	10,607	0.0
105,000	China Life Insurance Co., Ltd. - H Shares	175,768	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
5,400 (1)(2)	China Literature Ltd.	$22,775	0.0
48,000	China Longyuan Power Group Corp. Ltd. - H Shares	49,578	0.1
19,000	China Medical System Holdings Ltd.	31,002	0.1
10,000	China Meidong Auto Holdings Ltd.	11,588	0.0
45,000	China Mengniu Dairy Co., Ltd.	170,068	0.2
17,800	China Merchants Bank Co. Ltd. - A Shares	80,471	0.1
54,880	China Merchants Bank Co., Ltd. - H Shares	250,313	0.3
7,900	China Merchants Energy Shipping Co. Ltd. - A Shares	6,300	0.0
17,583	China Merchants Port Holdings Co. Ltd.	24,874	0.0
6,970	China Merchants Securities Co. Ltd. - A Shares	13,047	0.0
6,600	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	11,849	0.0
29,180	China Minsheng Banking Corp. Ltd. - A Shares	15,076	0.0
80,100	China Minsheng Banking Corp. Ltd. - H Shares	29,655	0.1
56,000	China National Building Material Co., Ltd. - H Shares	34,605	0.1
5,600	China National Chemical Engineering Co. Ltd. - A Shares	6,393	0.0
17,800	China National Nuclear Power Co. Ltd. - A Shares	17,297	0.0
970	China National Software & Service Co. Ltd. - A Shares	6,271	0.0
3,700	China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	12,242	0.0
24,000	China Oilfield Services Ltd. - H Shares	24,852	0.0
55,000	China Overseas Land & Investment Ltd.	120,321	0.1
15,000	China Overseas Property Holdings Ltd.	15,159	0.0
5,703	China Pacific Insurance Group Co. Ltd. - A Shares	20,430	0.0
37,800	China Pacific Insurance Group Co., Ltd. - H Shares	98,135	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
27,352	China Petroleum & Chemical Corp. - A Shares	$23,969	0.0
349,600	China Petroleum & Chemical Corp. - H Shares	205,544	0.2
66,000	China Power International Development Ltd. - H Shares	24,346	0.0
17,700	China Railway Group Ltd. - A Shares	18,506	0.0
56,000	China Railway Group Ltd. - H Shares	37,054	0.1
1,300	China Rare Earth Resources And Technology Co. Ltd. - A Shares	5,308	0.0
24,000	China Resources Beer Holdings Co Ltd.	158,597	0.2
30,000	China Resources Cement Holdings Ltd. - H Shares	12,409	0.0
13,400	China Resources Gas Group Ltd.	45,954	0.1
44,444	China Resources Land Ltd.	189,139	0.2
1,024	China Resources Microelectronics Ltd. - A Shares	7,405	0.0
9,800 (2)	China Resources Mixc Lifestyle Services Ltd.	48,815	0.1
19,500 (2)	China Resources Pharmaceutical Group Ltd.	17,021	0.0
28,000	China Resources Power Holdings Co.	63,419	0.1
900	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	7,516	0.0
68,000 (1)(3)	China Ruyi Holdings Ltd.	16,027	0.0
5,670	China Shenhua Energy Co. Ltd. - A Shares	24,023	0.0
48,000	China Shenhua Energy Co., Ltd. - H Shares	147,102	0.2
12,400 (1)	China Southern Airlines Co. Ltd. - A Shares	10,300	0.0
18,000 (1)	China Southern Airlines Co. Ltd. - H Shares	10,190	0.0
36,140	China State Construction Engineering Corp. Ltd. - A Shares	28,575	0.0
28,000	China State Construction International Holdings Ltd.	32,005	0.1
17,628	China Taiping Insurance Holdings Co., Ltd.	18,364	0.0
25,700	China Three Gorges Renewables Group Co. Ltd. - A Shares	19,021	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,703	China Tourism Group Duty Free Corp. Ltd. - A Shares	$25,993	0.0
1,100 (1)(2)(3)	China Tourism Group Duty Free Corp. Ltd. - H Shares	14,925	0.0
646,000 (2)	China Tower Corp. Ltd. - H Shares	71,945	0.1
36,000	China Traditional Chinese Medicine Holdings Co. Ltd.	16,811	0.0
25,900	China United Network Communications Ltd. - A Shares	17,130	0.0
8,600	China Vanke Co. Ltd. - A Shares	16,604	0.0
29,000	China Vanke Co. Ltd. - H Shares	39,066	0.1
21,100	China Yangtze Power Co. Ltd. - A Shares	64,091	0.1
600	China Zhenhua Group Science & Technology Co. Ltd. - A Shares	7,933	0.0
36,000	Chinasoft International Ltd.	22,704	0.0
500	Chongqing Brewery Co. Ltd. - A Shares	6,349	0.0
7,560	Chongqing Changan Automobile Co. Ltd. - A Shares	13,518	0.0
2,000	Chongqing Zhifei Biological Products Co. Ltd. - A Shares	12,199	0.0
29,000	Chow Tai Fook Jewellery Group Ltd.	52,293	0.1
84,000	CITIC Ltd.	100,577	0.1
11,060	CITIC Securities Co. Ltd. - A Shares	30,180	0.1
26,825	CITIC Securities Co. Ltd. - H Shares	48,776	0.1
20,100	CMOC Group Ltd. - A Shares	14,789	0.0
42,000	CMOC Group Ltd. - H Shares	22,113	0.0
3,753	Contemporary Amperex Technology Co. Ltd. - A Shares	118,581	0.1
3,400 (1)	COSCO SHIPPING Energy Transportation Co. Ltd. - A Shares	5,916	0.0
18,000 (1)	COSCO Shipping Energy Transportation Co. Ltd. - H Shares	18,114	0.0
11,760	COSCO SHIPPING Holdings Co. Ltd. - A Shares	15,255	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
43,650	COSCO SHIPPING Holdings Co., Ltd. - H Shares	$39,458	0.1
24,000	COSCO Shipping Ports, Ltd.	14,328	0.0
173,133 (1)(3)	Country Garden Holdings Co. Ltd.	35,318	0.1
31,000	Country Garden Services Holdings Co. Ltd. - H Shares	40,227	0.1
22,100	CRRC Corp. Ltd. - A Shares	19,806	0.0
58,000	CRRC Corp. Ltd. - H Shares	31,793	0.1
3,700	CSC Financial Co. Ltd. - A Shares	12,360	0.0
129,360	CSPC Pharmaceutical Group Ltd.	112,579	0.1
30,000 (2)	Dali Foods Group Co. Ltd.	13,420	0.0
12,900	Daqin Railway Co. Ltd. - A Shares	13,206	0.0
822 (1)	Daqo New Energy Corp. ADR	32,633	0.0
3,100	Dongfang Electric Corp. Ltd. - A Shares	7,973	0.0
34,000	Dongfeng Motor Group Co., Ltd. - H Shares	15,585	0.0
19,000	Dongyue Group Ltd.	14,271	0.0
5,000 (1)(2)(3)	East Buy Holding Ltd	16,339	0.0
13,443	East Money Information Co. Ltd. - A Shares	26,372	0.0
700	Ecovacs Robotics Co. Ltd. - A Shares	7,511	0.0
11,300	ENN Energy Holdings Ltd.	141,341	0.2
3,200	ENN Natural Gas Co. Ltd. - A Shares	8,361	0.0
1,745	Eve Energy Co. Ltd. - A Shares	14,581	0.0
3,800	Everbright Securities Co. Ltd. - A Shares	8,332	0.0
18,000	Far East Horizon Ltd.	14,278	0.0
1,800	Flat Glass Group Co. Ltd. - A Shares	9,563	0.0
4,000	Flat Glass Group Co. Ltd. - H Shares	13,715	0.0
12,800	Focus Media Information Technology Co. Ltd. - A Shares	12,004	0.0
3,969	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	25,644	0.0
31,968	Fosun International Ltd.	22,028	0.0
8,400	Foxconn Industrial Internet Co. Ltd. - A Shares	29,137	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
2,400	Fuyao Glass Industry Group Co. Ltd. - A Shares	$11,861	0.0
8,000 (2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	33,184	0.1
1,580	Ganfeng Lithium Co. Ltd. - A Shares	13,322	0.0
5,040 (2)	Ganfeng Lithium Co. Ltd.- H Shares	33,057	0.1
294,000	GCL Technology Holdings Ltd	68,254	0.1
16,700 (1)	GD Power Development Co. Ltd. - A Shares	8,812	0.0
11,000 (1)	GDS Holdings Ltd.	15,083	0.0
87,000	Geely Automobile Holdings Ltd.	106,823	0.1
16,000 (1)	Genscript Biotech Corp. - H Shares	36,194	0.1
6,600	GF Securities Co. Ltd. - A Shares	13,403	0.0
10,800	GF Securities Co. Ltd. - H Shares	14,931	0.0
560	GigaDevice Semiconductor, Inc. - A Shares	8,222	0.0
400 (1)	Ginlong Technologies Co. Ltd. - A Shares	5,751	0.0
3,200	GoerTek, Inc. - A Shares	7,842	0.0
1,900 (1)	Gotion High-tech Co. Ltd. - A Shares	7,245	0.0
2,400	Great Wall Motor Co. Ltd. - A Shares	8,338	0.0
35,500 (3)	Great Wall Motor Co. Ltd. - H Shares	40,886	0.1
2,500	Gree Electric Appliances, Inc. of Zhuhai - A Shares	12,584	0.0
11,000	Greentown China Holdings Ltd. - H Shares	11,064	0.0
18,000	Greentown Service Group Co. Ltd.	8,625	0.0
1,600	Guangdong Haid Group Co. Ltd. - A Shares	10,327	0.0
42,000	Guangdong Investment Ltd.	36,277	0.1
6,600	Guanghui Energy Co. Ltd. - A Shares	6,246	0.0
5,300	Guangzhou Automobile Group Co. Ltd. - A Shares	7,616	0.0
37,200	Guangzhou Automobile Group Co. Ltd. - H Shares	22,239	0.0
1,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	7,025	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
500	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	$5,205	0.0
700	Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	6,451	0.0
1,840	Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	10,470	0.0
5,900	Guosen Securities Co. Ltd. - A Shares	7,106	0.0
7,200	Guotai Junan Securities Co. Ltd. - A Shares	13,895	0.0
2,765 (1)	H World Group Ltd. ADR	107,227	0.1
24,000 (2)(3)	Haidilao International Holding Ltd.	53,074	0.1
5,500	Haier Smart Home Co. Ltd. - A Shares	17,800	0.0
35,000	Haier Smart Home Co. Ltd. - H Shares	110,374	0.1
50,300 (1)	Hainan Airlines Holding Co. Ltd. - A Shares	10,953	0.0
15,300 (1)	Hainan Airport Infrastructure Co. Ltd. - A Shares	8,561	0.0
8,000	Haitian International Holdings Ltd.	18,763	0.0
9,400	Haitong Securities Co. Ltd. - A Shares	11,951	0.0
34,400	Haitong Securities Co. Ltd. - H Shares	21,125	0.0
1,740	Hangzhou First Applied Material Co. Ltd. - A Shares	8,922	0.0
1,500	Hangzhou Silan Microelectronics Co. Ltd. - A Shares	6,265	0.0
500	Hangzhou Tigermed Consulting Co. Ltd. - A Shares	4,450	0.0
1,500 (2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	8,571	0.0
16,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	25,797	0.0
2,700	Henan Shenhuo Coal & Power Co. Ltd. - A Shares	4,840	0.0
3,300	Henan Shuanghui Investment & Development Co. Ltd. - A Shares	11,139	0.0
9,000	Hengan International Group Co., Ltd.	37,948	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
5,720 (1)	Hengli Petrochemical Co. Ltd. - A Shares	$11,309	0.0
400	Hithink RoyalFlush Information Network Co. Ltd. - A Shares	9,676	0.0
900	Hoshine Silicon Industry Co. Ltd. - A Shares	8,695	0.0
500	Hoyuan Green Energy Co. Ltd.	5,143	0.0
8,000 (1)(2)	Hua Hong Semiconductor Ltd.	26,324	0.0
7,600	Huadian Power International Corp. Ltd. - A Shares	7,007	0.0
1,640	Huadong Medicine Co. Ltd. - A Shares	9,803	0.0
6,400	Huafon Chemical Co. Ltd. - A Shares	6,052	0.0
2,030	Hualan Biological Engineering, Inc. - A Shares	6,276	0.0
8,900 (1)	Huaneng Power International, Inc. - A Shares	11,345	0.0
54,000 (1)	Huaneng Power International, Inc. - H Shares	33,856	0.1
7,500	Huatai Securities Co. Ltd. - A Shares	14,252	0.0
16,600 (2)	Huatai Securities Co. Ltd. - H Shares	20,564	0.0
11,400	Huaxia Bank Co. Ltd. - A Shares	8,500	0.0
3,400	Huayu Automotive Systems Co. Ltd. - A Shares	8,655	0.0
500	Huizhou Desay Sv Automotive Co. Ltd. - A Shares	10,746	0.0
1,700	Humanwell Healthcare Group Co. Ltd. - A Shares	6,313	0.0
1,663	Hundsun Technologies, Inc. - A Shares	10,159	0.0
4,600 (2)(3)	Hygeia Healthcare Holdings Co. Ltd.	24,985	0.0
1,800	Iflytek Co. Ltd. - A Shares	16,862	0.0
227	Imeik Technology Development Co. Ltd. - A Shares	13,925	0.0
788,000	Industrial & Commercial Bank of China - H Shares	421,116	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
54,900	Industrial & Commercial Bank of China Ltd. - A Shares	$36,458	0.1
18,200	Industrial Bank Co. Ltd. - A Shares	39,298	0.1
9,320	Industrial Securities Co. Ltd. - A Shares - A Shares	7,869	0.0
500	Ingenic Semiconductor Co. Ltd. - A Shares	6,096	0.0
46,000 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	11,356	0.0
10,800	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	6,104	0.0
5,700	Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	22,242	0.0
14,500 (1)	Inner Mongolia Yitai Coal Co. - A Shares	19,857	0.0
17,000 (1)(2)	Innovent Biologics, Inc.	64,572	0.1
1,368	Inspur Electronic Information Industry Co. Ltd. - A Shares	9,134	0.0
5,989 (1)	iQIYI, Inc. ADR	31,981	0.0
2,624	JA Solar Technology Co. Ltd. - A Shares	15,075	0.0
1,700	JCET Group Co. Ltd. - A Shares	7,315	0.0
16,000 (1)(2)	JD Health International, Inc. - H Shares	101,629	0.1
29,200 (1)(2)	JD Logistics, Inc.	45,720	0.1
32,659	JD.com, Inc. - Class A	556,985	0.6
4,300	Jiangsu Eastern Shenghong Co. Ltd. - A Shares	7,011	0.0
14,000	Jiangsu Expressway Co. Ltd. - H Shares	12,911	0.0
1,220	Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	10,819	0.0
5,677	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - A Shares	37,478	0.1
1,100	Jiangsu King’s Luck Brewery JSC Ltd. - A Shares	8,009	0.0
400	Jiangsu Pacific Quartz Co. Ltd. - A Shares	6,273	0.0
1,276	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	23,101	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,200	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	$5,948	0.0
3,400	Jiangsu Zhongtian Technology Co. Ltd. - A Shares	7,457	0.0
17,000	Jiangxi Copper Co., Ltd. - H Shares	26,278	0.0
5,733	Jinko Solar Co. Ltd. - A Shares	11,123	0.0
400	JiuGui Liquor Co. Ltd. - A Shares	4,977	0.0
13,000 (2)	Jiumaojiu International Holdings Ltd.	21,379	0.0
577	JOYY, Inc. ADR	17,720	0.0
2,572 (1)	Kanzhun Ltd. ADR	38,709	0.1
9,359 (1)	KE Holdings, Inc. ADR	138,981	0.2
8,500	Kingboard Holdings Ltd.	23,249	0.0
12,000	Kingboard Laminates Holdings Ltd.	11,313	0.0
39,000 (1)	Kingdee International Software Group Co., Ltd.	52,371	0.1
13,800	Kingsoft Corp. Ltd.	54,545	0.1
32,600 (1)(2)	Kuaishou Technology	224,065	0.2
2,600	Kuang-Chi Technologies Co. Ltd. - A Shares	5,474	0.0
56,000	Kunlun Energy Co. Ltd.	44,115	0.1
1,400	Kunlun Tech Co. Ltd. - A Shares	7,765	0.0
1,100	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	256,415	0.3
2,800	LB Group Co. Ltd. - A Shares	6,369	0.0
844 (1)	Legend Biotech Corp. ADR	58,261	0.1
104,000	Lenovo Group Ltd.	108,979	0.1
4,500	Lens Technology Co. Ltd. - A Shares	7,301	0.0
2,100	Lepu Medical Technology Beijing Co. Ltd. - A Shares	6,540	0.0
15,800 (1)	Li Auto, Inc.	273,561	0.3
33,500	Li Ning Co. Ltd.	180,906	0.2
8,200 (1)	Lingyi iTech Guangdong Co. - A Shares - A Shares	7,811	0.0
27,500 (2)	Longfor Group Holdings Ltd.	67,153	0.1
6,244	LONGi Green Energy Technology Co. Ltd. - A Shares	24,705	0.0
8,467	Lufax Holding Ltd. ADR	12,108	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
5,966	Luxshare Precision Industry Co. Ltd. - A Shares	$26,778	0.0
1,300	Luzhou Laojiao Co. Ltd. - A Shares	37,559	0.1
1,690	Mango Excellent Media Co. Ltd. - A Shares	7,984	0.0
536	Maxscend Microelectronics Co. Ltd. - A Shares	7,150	0.0
70,340 (1)(2)	Meituan Class B	1,102,996	1.1
16,100	Metallurgical Corp. of China Ltd. - A Shares	8,812	0.0
11,800 (1)(3)	Microport Scientific Corp.	21,464	0.0
3,300	Ming Yang Smart Energy Group Ltd. - A Shares	7,684	0.0
1,206	MINISO Group Holding Ltd. ADR	20,490	0.0
10,000	Minth Group Ltd.	27,495	0.0
946	Montage Technology Co. Ltd. - A Shares	7,502	0.0
4,612	Muyuan Foods Co. Ltd. - A Shares	26,778	0.0
7,461	NARI Technology Co. Ltd. - A Shares	23,758	0.0
2,900 (1)	National Silicon Industry Group Co. Ltd. - A Shares	8,359	0.0
400	NAURA Technology Group Co. Ltd. - A Shares	17,562	0.0
27,500	NetEase, Inc.	532,645	0.6
1,900	New China Life Insurance Co. Ltd. - A Shares	9,637	0.0
11,200	New China Life Insurance Co. Ltd. - H Shares	29,597	0.1
4,800 (1)	New Hope Liuhe Co. Ltd. - A Shares	7,724	0.0
22,100 (1)	New Oriental Education & Technology Group, Inc.	87,113	0.1
21,000	Nine Dragons Paper Holdings Ltd.	12,966	0.0
1,500	Ninestar Corp. - A Shares	7,084	0.0
360	Ningbo Deye Technology Co. Ltd. - A Shares	7,434	0.0
2,793	Ningbo Shanshan Co. Ltd. - A Shares	5,833	0.0
1,000	Ningbo Tuopu Group Co. Ltd. - A Shares	11,129	0.0
7,100	Ningxia Baofeng Energy Group Co. Ltd. - A Shares	12,358	0.0
19,394 (1)(3)	NIO, Inc. ADR	187,928	0.2
25,200 (2)	Nongfu Spring Co. Ltd. - H Shares	139,470	0.2
420	Oppein Home Group, Inc. - A Shares	5,549	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,500	Orient Overseas International Ltd.	$20,149	0.0
6,620	Orient Securities Co. Ltd./China - A Shares	8,864	0.0
10,300 (1)	Pangang Group Vanadium Titanium & Resources Co. Ltd. - A Shares	5,555	0.0
7,044 (1)	PDD Holdings, Inc. ADR	487,022	0.5
128,000	Peoples Insurance Co. Group of China Ltd. - H Shares	46,492	0.1
17,500	PetroChina Co. Ltd. - A Shares	18,022	0.0
298,000	PetroChina Co., Ltd. - H Shares	206,919	0.2
1,150	Pharmaron Beijing Co. Ltd. - A Shares	6,069	0.0
2,250 (2)	Pharmaron Beijing Co. Ltd. - H Shares	6,976	0.0
99,244	PICC Property & Casualty Co., Ltd. - H Shares	110,504	0.1
16,400	Ping An Bank Co. Ltd. - A Shares	25,420	0.0
6,400 (1)(2)(3)	Ping An Healthcare and Technology Co. Ltd.	15,512	0.0
9,500	Ping An Insurance Group Co. of China Ltd. - A Shares	60,742	0.1
88,500	Ping An Insurance Group Co. of China Ltd. - H Shares	565,242	0.6
9,700	Poly Developments and Holdings Group Co. Ltd. - A Shares	17,407	0.0
6,800 (2)	Pop Mart International Group Ltd.	15,160	0.0
23,700	Postal Savings Bank of China Co. Ltd. - A Shares	15,976	0.0
113,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	69,682	0.1
14,600	Power Construction Corp. of China Ltd. - A Shares	11,551	0.0
242	Pylon Technologies Co. Ltd. - A Shares	6,620	0.0
1,497	Qifu Technology, Inc. ADR	25,868	0.0
5,226 (1)	Qinghai Salt Lake Industry Co. Ltd. - A Shares	13,816	0.0
8,550	Rongsheng Petrochemical Co. Ltd. - A Shares	13,730	0.0
7,200	SAIC Motor Corp. Ltd. - A Shares	14,067	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,700	Sanan Optoelectronics Co. Ltd. - A Shares	$11,189	0.0
300 (1)	Sangfor Technologies, Inc. - A Shares	4,690	0.0
14,000	Sany Heavy Equipment International Holdings Co. Ltd.	18,387	0.0
7,500	Sany Heavy Industry Co. Ltd. - A Shares	17,195	0.0
3,755	Satellite Chemical Co. Ltd. - A Shares	7,745	0.0
9,200	SDIC Power Holdings Co. Ltd. - A Shares	16,037	0.0
2,700 (1)	Seazen Holdings Co. Ltd. - A Shares	5,364	0.0
1,900 (1)	Seres Group Co. Ltd. - A Shares	9,647	0.0
4,300	SF Holding Co. Ltd. - A Shares	26,726	0.0
420	SG Micro Corp. - A Shares	4,761	0.0
7,900	Shaanxi Coal Industry Co. Ltd. - A Shares	19,803	0.0
4,164	Shandong Gold Mining Co. Ltd. - A Shares	13,521	0.0
7,750 (2)	Shandong Gold Mining Co. Ltd. - H Shares	14,245	0.0
2,010	Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	8,486	0.0
14,530	Shandong Nanshan Aluminum Co. Ltd. - A Shares	6,055	0.0
35,600	Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	46,713	0.1
2,100	Shanghai Aiko Solar Energy Co. Ltd. - A Shares	8,906	0.0
1,000 (1)	Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	5,015	0.0
1,476	Shanghai Baosight Software Co. Ltd. - A Shares	10,345	0.0
8,316 (1)	Shanghai Baosight Software Co., Ltd. - Class B	21,984	0.0
14,700 (1)	Shanghai Electric Group Co. Ltd. - A Shares	9,260	0.0
2,600	Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	11,091	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
5,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	$13,395	0.0
4,000 (3)	Shanghai Fudan Microelectronics Group Co. Ltd. - H Shares	9,869	0.0
1,100 (1)	Shanghai International Airport Co. Ltd. - A Shares	6,892	0.0
8,000	Shanghai International Port Group Co. Ltd. - A Shares	5,791	0.0
900	Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	5,255	0.0
1,117 (1)	Shanghai Junshi Biosciences Co. Ltd. - A Shares	5,933	0.0
18,533 (1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	11,529	0.0
1,000	Shanghai M&G Stationery, Inc. - A Shares	6,154	0.0
11,100	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	22,035	0.0
24,800	Shanghai Pudong Development Bank Co. Ltd. - A Shares	24,748	0.0
1,926	Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	10,159	0.0
7,200	Shanghai RAAS Blood Products Co. Ltd. - A Shares	7,451	0.0
4,100	Shanxi Coking Coal Energy Group Co. Ltd. - A Shares	5,147	0.0
2,850	Shanxi Lu’an Environmental Energy Development Co. Ltd. - A Shares	6,411	0.0
5,700	Shanxi Meijin Energy Co. Ltd. - A Shares	5,930	0.0
1,080	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	27,550	0.0
400	Shede Spirits Co. Ltd. - A Shares	6,847	0.0
2,800	Shengyi Technology Co. Ltd. - A Shares	5,480	0.0
620	Shennan Circuits Co. Ltd. - A Shares	6,444	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
21,300	Shenwan Hongyuan Group Co. Ltd. - A Shares	$13,572	0.0
1,800	Shenzhen Inovance Technology Co. Ltd. - A Shares	15,955	0.0
18,493	Shenzhen International Holdings Ltd.	16,315	0.0
1,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	45,520	0.1
780	Shenzhen New Industries Biomedical Engineering Co. Ltd. - A Shares	6,335	0.0
9,600 (1)	Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	5,825	0.0
400	Shenzhen SC New Energy Technology Corp. - A Shares	6,200	0.0
618	Shenzhen Transsion Holdings Co. Ltd. - A Shares	12,527	0.0
11,800	Shenzhou International Group Holdings Ltd.	113,333	0.1
1,660	Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	5,883	0.0
150,500 (1)(3)(4)	Shimao Group Holdings Ltd.	28,863	0.0
4,200	Sichuan Chuantou Energy Co. Ltd. - A Shares	8,711	0.0
1,600	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	6,545	0.0
6,420	Sichuan Road and Bridge Group Co. Ltd. - A Shares	8,674	0.0
5,000	Silergy Corp.	62,286	0.1
151,250	Sino Biopharmaceutical Ltd.	66,085	0.1
19,600	Sinopharm Group Co. - H Shares	61,358	0.1
579 (1)	Skshu Paint Co. Ltd. - A Shares	5,221	0.0
24,000 (2)(3)	Smoore International Holdings Ltd.	24,495	0.0
3,040	Songcheng Performance Development Co. Ltd. - A Shares	5,207	0.0
1,300 (1)	Spring Airlines Co. Ltd. - A Shares	10,301	0.0
200	StarPower Semiconductor Ltd. - A Shares	5,942	0.0
1,200	Sungrow Power Supply Co. Ltd. - A Shares	19,330	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
10,200	Sunny Optical Technology Group Co. Ltd.	$102,272	0.1
1,900	Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	6,792	0.0
348	Suzhou Maxwell Technologies Co. Ltd. - A Shares	8,125	0.0
6,340 (1)	TAL Education Group ADR	37,786	0.1
3,900	TBEA Co. Ltd. - A Shares	11,992	0.0
17,720 (1)	TCL Technology Group Corp. - A Shares	9,627	0.0
3,325	TCL Zhonghuan Renewable Energy Technology Co. Ltd. - A Shares	15,218	0.0
86,300	Tencent Holdings Ltd.	3,659,222	3.8
10,320 (1)	Tencent Music Entertainment Group ADR	76,162	0.1
500	Thunder Software Technology Co. Ltd. - A Shares	6,652	0.0
1,300	Tianqi Lithium Corp. - A Shares	12,562	0.0
28,000	Tingyi Cayman Islands Holding Corp.	43,599	0.1
17,200 (1)	Tongcheng Travel Holdings Ltd.	36,128	0.1
13,600	Tongling Nonferrous Metals Group Co. Ltd. - A Shares	5,431	0.0
3,700	Tongwei Co. Ltd. - A Shares	17,514	0.0
500 (1)	Topchoice Medical Corp. - A Shares	6,679	0.0
24,000 (2)	Topsports International Holdings Ltd. - H Shares	20,881	0.0
12,000	Travelsky Technology Ltd. - H Shares	20,443	0.0
1,791	Trina Solar Co. Ltd. - A Shares	10,526	0.0
7,700 (1)	Trip.com Group Ltd.	268,802	0.3
700	Tsingtao Brewery Co. Ltd. - A Shares	10,003	0.0
10,000	Tsingtao Brewery Co., Ltd. - H Shares	91,300	0.1
759	Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	9,769	0.0
16,000	Uni-President China Holdings Ltd.	13,493	0.0
2,400	Unisplendour Corp. Ltd. - A Shares	10,550	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
600 (1)	Verisilicon Microelectronics Shanghai Co. Ltd. - A Shares	$5,957	0.0
5,000	Vinda International Holdings Ltd.	12,464	0.0
5,143 (1)	Vipshop Holdings Ltd. ADR	84,860	0.1
1,840	Walvax Biotechnology Co. Ltd. - A Shares	6,704	0.0
2,900	Wanhua Chemical Group Co. Ltd. - A Shares	35,091	0.1
68,000	Want Want China Holdings Ltd.	45,227	0.1
904	Weibo Corp. ADR	11,851	0.0
7,900	Weichai Power Co. Ltd. - A Shares	13,580	0.0
26,000	Weichai Power Co. Ltd. - H Shares	38,253	0.1
5,420	Wens Foodstuffs Group Co. Ltd. - A Shares	13,709	0.0
5,900	Western Securities Co. Ltd. - A Shares	5,167	0.0
761	Western Superconducting Technologies Co. Ltd. - A Shares	5,848	0.0
1,060	Will Semiconductor Co. Ltd. Shanghai - A Shares	14,364	0.0
1,200	Wingtech Technology Co. Ltd. - A Shares	8,106	0.0
5,238	Wuhan Guide Infrared Co. Ltd. - A Shares	5,612	0.0
3,400	Wuliangye Yibin Co. Ltd. - A Shares	76,756	0.1
1,930	WUS Printed Circuit Kunshan Co. Ltd. - A Shares	5,575	0.0
2,276	WuXi AppTec Co. Ltd. - A Shares	19,574	0.0
4,841 (2)	WuXi AppTec Co. Ltd. - H Shares	38,798	0.1
53,500 (1)(2)	Wuxi Biologics Cayman, Inc.	257,124	0.3
11,800	XCMG Construction Machinery Co. Ltd. - A Shares	11,013	0.0
3,600	Xiamen C & D, Inc. - A Shares	5,413	0.0
214,600 (1)(2)	Xiaomi Corp. - B Shares	295,061	0.3
1,700	Xinjiang Daqo New Energy Co. Ltd. - A Shares	9,488	0.0
4,400	Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	6,444	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
70,000	Xinyi Solar Holdings Ltd.	$81,270	0.1
15,000 (1)(3)	XPeng, Inc.	99,643	0.1
17,000	Xtep International Holdings Ltd.	17,401	0.0
16,000 (2)	Yadea Group Holdings Ltd.	36,499	0.1
2,400	Yankuang Energy Group Co. Ltd. - A Shares	9,894	0.0
22,000	Yankuang Energy Group Co. Ltd. - H Shares	63,165	0.1
1,200	Yealink Network Technology Corp. Ltd. - A Shares	5,800	0.0
1,060	Yifeng Pharmacy Chain Co. Ltd. - A Shares	5,409	0.0
6,000	Yihai International Holding Ltd.	12,923	0.0
1,400	Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	7,724	0.0
3,018	Yonyou Network Technology Co. Ltd. - A Shares	8,527	0.0
3,500	YTO Express Group Co. Ltd. - A Shares	7,023	0.0
28,760	Yuexiu Property Co. Ltd.	33,510	0.1
5,837	Yum China Holdings, Inc.	329,791	0.3
3,900	Yunnan Aluminium Co. Ltd. - A Shares	6,867	0.0
1,800	Yunnan Baiyao Group Co. Ltd. - A Shares	13,018	0.0
600	Yunnan Botanee Bio-Technology Group Co. Ltd. - A Shares	7,355	0.0
800 (1)	Yunnan Energy New Material Co. Ltd. - A Shares	10,652	0.0
12,500 (1)	Zai Lab Ltd.	34,392	0.1
1,900	Zangge Mining Co. Ltd. - A Shares	5,915	0.0
500	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	19,750	0.0
16,000	Zhaojin Mining Industry Co. Ltd. - H Shares	20,189	0.0
7,180 (1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	7,513	0.0
6,800	Zhejiang China Commodities City Group Co. Ltd. - A Shares	7,996	0.0
2,300	Zhejiang Chint Electrics Co. Ltd. - A Shares	8,770	0.0
3,000	Zhejiang Dahua Technology Co. Ltd. - A Shares	8,178	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
16,000	Zhejiang Expressway Co., Ltd. - H Shares	$12,175	0.0
1,520	Zhejiang Huayou Cobalt Co. Ltd. - A Shares	9,633	0.0
1,100	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	10,775	0.0
3,080	Zhejiang Juhua Co. Ltd. - A Shares	5,850	0.0
3,612	Zhejiang NHU Co. Ltd. - A Shares	7,666	0.0
2,200	Zhejiang Sanhua Intelligent Controls Co. Ltd. - A Shares	9,188	0.0
870	Zhejiang Supcon Technology Co. Ltd. - A Shares	7,545	0.0
15,200 (1)	Zhejiang Zheneng Electric Power Co. Ltd. - A Shares	10,619	0.0
4,700	Zheshang Securities Co. Ltd. - A Shares	6,403	0.0
9,500 (1)(2)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	25,941	0.0
700	Zhongji Innolight Co. Ltd. - A Shares	14,235	0.0
6,900	Zhongjin Gold Corp. Ltd. - A Shares	9,852	0.0
10,500	Zhongsheng Group Holdings Ltd.	40,308	0.1
6,900	Zhongtai Securities Co. Ltd. - A Shares	6,571	0.0
7,800	Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	29,135	0.0
19,500	Zijin Mining Group Co. Ltd. - A Shares	30,649	0.1
78,000	Zijin Mining Group Co., Ltd. - H Shares	115,509	0.1
8,100	Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	7,536	0.0
3,600	ZTE Corp. - A Shares	22,602	0.0
9,840	ZTE Corp. - H Shares	39,548	0.1
6,005	ZTO Express Cayman, Inc. ADR	150,605	0.2
		27,394,688	27.8
	Colombia: 0.1%
2,998	Bancolombia SA	22,278	0.0
5,507	Interconexion Electrica SA ESP	22,296	0.1
		44,574	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Czech Republic: 0.1%
2,315	CEZ AS	$95,636	0.1
992	Komercni Banka AS	30,245	0.0
3,749 (2)	Moneta Money Bank AS	13,733	0.0
		139,614	0.1
	Egypt: 0.1%
35,840	Commercial International Bank Egypt SAE	59,442	0.1
13,896	Eastern Co. SAE	9,597	0.0
12,414 (1)	Egyptian Financial Group-Hermes Holding	7,601	0.0
		76,640	0.1
	Greece: 0.4%
30,922 (1)	Alpha Services and Holdings SA	50,649	0.1
36,321 (1)	Eurobank Ergasias Services and Holdings SA	59,842	0.1
4,349 (1)(4)	FF Group	—	—
2,756	Hellenic Telecommunications Organization SA	47,246	0.0
1,608	Jumbo SA	44,217	0.0
733	Motor Oil Hellas Corinth Refineries SA	18,557	0.0
1,458	Mytilineos SA	51,475	0.1
7,528 (1)	National Bank of Greece SA	48,935	0.1
2,622	OPAP S.A.	45,724	0.0
2,783 (1)	Public Power Corp.	31,740	0.0
661	Terna Energy SA	14,563	0.0
		412,948	0.4
	Hungary: 0.2%
6,023	MOL Hungarian Oil & Gas PLC	52,733	0.1
3,377	OTP Bank Nyrt	120,054	0.1
1,982	Richter Gedeon Nyrt	48,931	0.0
		221,718	0.2
	India: 13.8%
716	ABB India Ltd.	38,674	0.0
782 (1)	ACC Ltd.	17,328	0.0
2,424	Adani Enterprises Ltd.	70,814	0.1
4,415 (1)	Adani Green Energy Ltd.	50,906	0.1
7,457	Adani Ports & Special Economic Zone, Ltd.	67,370	0.1
10,224 (1)	Adani Power Ltd.	31,242	0.0
8,323 (1)	Ambuja Cements Ltd.	43,332	0.0
1,420	Apollo Hospitals Enterprise Ltd.	88,391	0.1
5,381	Asian Paints Ltd.	220,965	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
1,864 (2)	AU Small Finance Bank Ltd.	$17,175	0.0
3,394	Aurobindo Pharma Ltd.	30,142	0.0
2,279 (1)(2)	Avenue Supermarts Ltd.	108,302	0.1
31,640	Axis Bank Ltd.	381,779	0.4
935	Bajaj Auto Ltd.	53,574	0.1
3,786	Bajaj Finance Ltd.	331,601	0.3
5,335	Bajaj Finserv Ltd.	99,648	0.1
332	Bajaj Holdings and Investment Ltd.	28,384	0.0
983	Balkrishna Industries Ltd.	28,453	0.0
9,860 (1)(2)	Bandhan Bank Ltd.	29,174	0.0
13,095	Bank of Baroda	30,495	0.0
3,091	Berger Paints India Ltd.	25,591	0.0
51,845	Bharat Electronics Ltd.	79,620	0.1
3,368	Bharat Forge Ltd.	34,426	0.0
10,878	Bharat Petroleum Corp. Ltd.	48,406	0.1
31,048	Bharti Airtel Ltd.	333,042	0.3
1,528	Britannia Industries Ltd.	93,693	0.1
5,757	Cholamandalam Investment and Finance Co. Ltd.	80,320	0.1
7,398	Cipla Ltd.	91,664	0.1
21,502	Coal India Ltd.	60,659	0.1
1,603	Colgate-Palmolive India Ltd.	33,026	0.0
3,502	Container Corp. Of India Ltd.	28,307	0.0
8,209	Crompton Greaves Ltd.	37,956	0.0
8,657	Dabur India Ltd.	60,557	0.1
1,691	Divis Laboratories Ltd.	73,996	0.1
8,472	DLF Ltd.	50,788	0.1
1,526	Dr Reddys Laboratories Ltd.	96,108	0.1
1,930	Eicher Motors Ltd.	84,383	0.1
31,283	GAIL India Ltd.	40,125	0.0
5,784 (1)	Godrej Consumer Products Ltd.	76,317	0.1
1,613 (1)	Godrej Properties Ltd.	30,918	0.0
3,770	Grasim Industries Ltd.	79,864	0.1
3,539	Havells India Ltd.	55,447	0.1
13,204	HCL Technologies Ltd.	191,954	0.2
13,515 (2)	HDFC Life Insurance Co., Ltd.	107,365	0.1
1,526	Hero Motocorp Ltd.	54,245	0.1
17,555	Hindalco Industries Ltd.	90,527	0.1
1,178	Hindustan Aeronautics Ltd.	54,559	0.1
7,622	Hindustan Petroleum Corp. Ltd.	25,481	0.0
11,450	Hindustan Unilever Ltd.	374,358	0.4
24,154	Housing Development Finance Corp.	833,320	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
71,720	ICICI Bank Ltd.	$821,121	0.8
3,277 (2)	ICICI Lombard General Insurance Co. Ltd.	53,755	0.1
4,525 (2)	ICICI Prudential Life Insurance Co. Ltd.	31,637	0.0
11,836	Indian Hotels Co. Ltd.	56,751	0.1
37,932	Indian Oil Corp. Ltd.	42,275	0.0
2,960	Indian Railway Catering & Tourism Corp. Ltd.	22,972	0.0
3,881	Indraprastha Gas Ltd.	22,426	0.0
980	Info Edge India Ltd.	53,740	0.1
46,074	Infosys Ltd.	750,448	0.8
1,852 (1)(2)	InterGlobe Aviation Ltd.	59,389	0.1
41,638	ITC Ltd.	229,593	0.2
4,831	Jindal Steel & Power Ltd.	34,334	0.0
8,649	JSW Steel Ltd.	82,995	0.1
5,160	Jubilant Foodworks Ltd.	31,610	0.0
15,185	Kotak Mahindra Bank Ltd.	342,475	0.4
9,611	Larsen & Toubro Ltd.	290,613	0.3
1,245 (2)	LTIMindtree Ltd	79,195	0.1
2,607	Lupin Ltd.	28,725	0.0
13,016	Mahindra & Mahindra Ltd.	231,260	0.2
7,044	Marico Ltd.	45,656	0.1
1,897	Maruti Suzuki India Ltd.	226,879	0.2
10,977 (1)	Max Healthcare Institute Ltd.	80,321	0.1
969	Mphasis Ltd.	22,474	0.0
25	MRF Ltd.	30,898	0.0
1,325	Muthoot Finance Ltd.	20,057	0.0
474	Nestle India Ltd.	132,466	0.1
61,398	NTPC Ltd.	141,804	0.1
44,441	Oil & Natural Gas Corp., Ltd.	86,988	0.1
82	Page Industries Ltd.	37,705	0.0
9,617	Petronet LNG Ltd.	26,157	0.0
1,070	PI Industries Ltd.	51,229	0.1
2,184	Pidilite Industries Ltd.	69,272	0.1
49,044	Power Grid Corp. of India Ltd.	152,892	0.2
42,265	Reliance Industries Ltd.	1,317,446	1.3
32,453	Samvardhana Motherson International Ltd.	34,011	0.0
3,814	SBI Cards & Payment Services Ltd.	39,468	0.0
6,296 (2)	SBI Life Insurance Co. Ltd.	100,446	0.1
133	Shree Cement Ltd.	38,785	0.0
3,089	Shriram Finance Ltd.	65,480	0.1
1,236	Siemens, Ltd.	56,846	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
5,398 (2)	Sona Blw Precision Forgings Ltd.	$34,036	0.0
2,117	SRF Ltd.	59,223	0.1
24,863	State Bank of India	174,138	0.2
13,431	Sun Pharmaceutical Industries Ltd.	172,320	0.2
12,707	Tata Consultancy Services Ltd.	513,456	0.5
7,878	Tata Consumer Products Ltd.	82,832	0.1
460	Tata Elxsi Ltd.	42,715	0.0
23,236 (1)	Tata Motors Ltd.	169,352	0.2
20,232	Tata Power Co. Ltd.	54,857	0.1
103,497	Tata Steel Ltd.	141,803	0.1
7,497	Tech Mahindra Ltd.	103,798	0.1
4,964	Titan Co., Ltd.	184,832	0.2
1,299	Torrent Pharmaceuticals Ltd.	30,208	0.0
2,521	Trent Ltd.	54,306	0.1
1,469	Tube Investments of India Ltd.	56,980	0.1
3,377	TVS Motor Co. Ltd.	54,720	0.1
1,626	Ultratech Cement Ltd.	164,637	0.2
3,903 (1)	United Spirits Ltd.	43,497	0.0
6,974	UPL Ltd.	58,568	0.1
6,357	Varun Beverages Ltd.	62,336	0.1
10,032	Vedanta Ltd.	34,169	0.0
19,218	Wipro Ltd.	91,486	0.1
178,987 (1)	Yes Bank Ltd.	35,517	0.0
59,145 (1)	Zomato Ltd.	54,267	0.1
		13,611,418	13.8
	Indonesia: 1.9%
195,500	Adaro Energy Indonesia Tbk PT	29,096	0.0
107,100	Aneka Tambang Tbk	13,974	0.0
289,400	Astra International Tbk PT	131,266	0.1
774,400	Bank Central Asia Tbk PT	474,938	0.5
526,900	Bank Mandiri Persero TBK PT	183,365	0.2
106,900	Bank Negara Indonesia Persero Tbk PT	65,589	0.1
954,238	Bank Rakyat Indonesia	348,384	0.4
349,996	Barito Pacific Tbk PT	17,442	0.0
100,900	Charoen Pokphand Indonesia Tbk PT	35,467	0.1
11,977,700 (1)	GoTo Gojek Tokopedia Tbk PT	88,392	0.1
32,700	Indah Kiat Pulp & Paper Tbk PT	18,587	0.0
27,600	Indofood CBP Sukses Makmur TBK PT	20,848	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
57,100	Indofood Sukses Makmur Tbk PT	$27,999	0.0
297,500	Kalbe Farma Tbk PT	40,713	0.1
169,256 (1)	Merdeka Copper Gold Tbk PT	34,649	0.0
242,500	Sarana Menara Nusantara Tbk PT	17,187	0.0
42,287	Semen Indonesia Persero Tbk PT	17,221	0.0
231,200	Sumber Alfaria Trijaya Tbk PT	39,838	0.1
700,400	Telkom Indonesia Persero Tbk PT	187,373	0.2
101,000	Unilever Indonesia Tbk PT	28,755	0.0
22,200	United Tractors Tbk PT	34,430	0.0
31,000	Vale Indonesia Tbk PT	13,083	0.0
		1,868,596	1.9
	Kuwait: 0.8%
21,193 (1)	Agility Public Warehousing Co. KSC	43,298	0.1
18,811	Boubyan Bank KSCP	39,321	0.0
24,746	Gulf Bank KSCP	21,414	0.0
113,177	Kuwait Finance House KSCP	275,903	0.3
7,673	Mabanee Co. KPSC	21,140	0.0
28,103	Mobile Telecommunications Co. KSCP	47,532	0.1
104,916	National Bank of Kuwait SAKP	319,966	0.3
		768,574	0.8
	Malaysia: 1.2%
20,500	AMMB Holdings Bhd	15,927	0.0
34,600	Axiata Group Bhd	19,678	0.0
51,400	CELCOMDIGI BHD	45,300	0.1
91,600	CIMB Group Holdings Bhd	99,429	0.1
46,442	Dialog Group BHD	20,543	0.0
23,600	Gamuda BHD	22,272	0.0
27,400	Genting Bhd	23,878	0.0
36,900	Genting Malaysia BHD	19,480	0.0
8,872	Hong Leong Bank BHD	36,088	0.1
2,292	Hong Leong Financial Group Bhd	8,672	0.0
30,700	IHH Healthcare Bhd	38,773	0.1
32,200	Inari Amertron Bhd	18,992	0.0
33,100	IOI Corp. Bhd	26,499	0.0
6,000	Kuala Lumpur Kepong Bhd	28,289	0.0
76,900	Malayan Banking BHD	142,267	0.2
7,500	Malaysia Airports Holdings Bhd	11,065	0.0
31,100	Maxis Bhd	27,351	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
18,100	MISC Bhd	$27,790	0.0
48,800 (2)	MR DIY Group M Bhd	16,650	0.0
900	Nestle Malaysia Bhd	25,260	0.0
41,200	Petronas Chemicals Group Bhd	53,041	0.1
3,600	Petronas Dagangan BHD	17,123	0.0
11,200	Petronas Gas BHD	40,073	0.1
8,380	PPB Group Bhd	28,259	0.0
54,400	Press Metal Aluminium Holdings Bhd	54,906	0.1
205,600	Public Bank BHD	169,752	0.2
11,900	QL Resources Bhd	13,666	0.0
18,476	RHB Bank Bhd	21,516	0.0
30,800	Sime Darby Bhd	13,538	0.0
27,000	Sime Darby Plantation Bhd	24,047	0.0
13,900	Telekom Malaysia BHD	14,642	0.0
38,000	Tenaga Nasional BHD	73,724	0.1
67,600 (1)	Top Glove Corp. Bhd	11,760	0.0
		1,210,250	1.2
	Mexico: 2.8%
38,392	Alfa SA de CV	23,752	0.0
440,193	America Movil SAB de CV	477,817	0.5
7,474	Arca Continental SAB de CV	76,709	0.1
10,222 (2)	Banco del Bajio SA	31,227	0.0
214,727 (1)	Cemex SA de CV - Unit	151,790	0.2
7,492	Coca-Cola Femsa SAB de CV - Unit	62,564	0.1
41,360	Fibra Uno Administracion SA de CV	60,384	0.1
27,230	Fomento Economico Mexicano SAB de CV - Unit	301,316	0.3
2,667	Gruma SAB de CV	42,824	0.0
5,481	Grupo Aeroportuario del Pacifico SA de CV	98,640	0.1
2,776	Grupo Aeroportuario del Sureste SA de CV	77,601	0.1
18,929	Grupo Bimbo SAB de CV	101,673	0.1
7,959	Grupo Carso SAB de CV	57,518	0.1
36,208	Grupo Financiero Banorte	297,880	0.3
30,388 (1)	Grupo Financiero Inbursa SA	71,918	0.1
43,802	Grupo Mexico SA de CV Series B	210,604	0.2
33,403	Grupo Televisa S.A. - Unit	34,267	0.0
2,823 (1)	Industrias Penoles, S.A. de C.V.	39,567	0.0
21,251	Kimberly-Clark de Mexico SA de CV	47,413	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
15,138	Operadora De Sites Mexicanos SAB de CV	$14,345	0.0
13,782	Orbia Advance Corp. SAB de CV	29,509	0.0
2,770	Promotora y Operadora de Infraestructura SAB de CV	27,799	0.0
1,223	Southern Copper Corp.	87,738	0.1
73,221	Wal-Mart de Mexico SAB de CV	290,411	0.3
		2,715,266	2.8
	Peru: 0.2%
2,672 (3)	Cia de Minas Buenaventura SAA ADR	19,639	0.0
948	Credicorp Ltd.	139,963	0.2
		159,602	0.2
	Philippines: 0.6%
21,360	Aboitiz Equity Ventures, Inc.	21,070	0.0
95,595 (1)	ACEN Corp.	9,368	0.0
4,245	Ayala Corp.	48,277	0.1
99,790	Ayala Land, Inc.	44,145	0.0
27,943	Bank of the Philippine Islands	55,177	0.1
34,099	BDO Unibank, Inc.	85,387	0.1
14,580	International Container Terminal Services, Inc.	53,850	0.1
39,379	JG Summit Holdings, Inc.	31,813	0.0
5,640	Jollibee Foods Corp.	24,469	0.0
3,550	Manila Electric Co.	21,569	0.0
21,862	Metropolitan Bank & Trust Co.	22,118	0.0
1,080	PLDT, Inc.	25,585	0.0
3,512	SM Investments Corp.	59,034	0.1
146,400	SM Prime Holdings, Inc.	87,370	0.1
11,500	Universal Robina Corp.	28,707	0.0
		617,939	0.6
	Poland: 0.8%
6,791 (1)(2)	Allegro.eu SA	53,511	0.1
2,626	Bank Polska Kasa Opieki SA	71,629	0.1
890	CD Projekt SA	33,919	0.0
2,886	Cyfrowy Polsat SA	11,724	0.0
709 (1)(2)	Dino Polska SA	82,835	0.1
2,042	KGHM Polska Miedz SA	56,541	0.1
16	LPP SA	55,154	0.1
160 (1)	mBank SA	15,994	0.0
8,260	ORLEN SA	130,919	0.1
11,112 (1)	PGE Polska Grupa Energetyczna SA	19,841	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland (continued)
12,435	Powszechna Kasa Oszczednosci Bank Polski SA	$110,672	0.1
8,648	Powszechny Zaklad Ubezpieczen SA	83,883	0.1
488	Santander Bank Polska SA	46,730	0.0
		773,352	0.8
	Qatar: 0.8%
24,807	Barwa Real Estate Co.	17,834	0.0
45,771	Commercial Bank PQSC	73,473	0.1
24,603	Dukhan Bank	26,674	0.0
21,595	Industries Qatar QSC	67,190	0.1
78,002	Masraf Al Rayan	55,259	0.1
59,838	Mesaieed Petrochemical Holding Co.	31,550	0.0
10,529	Ooredoo QPSC	31,645	0.0
5,535	Qatar Electricity & Water Co. QSC	26,458	0.0
8,162	Qatar Fuel QSC	38,336	0.1
33,984	Qatar Gas Transport Co. Ltd.	38,027	0.0
13,085	Qatar International Islamic Bank QSC	36,210	0.0
23,220	Qatar Islamic Bank SAQ	113,625	0.1
64,349	Qatar National Bank QPSC	273,704	0.3
		829,985	0.8
	Russia: —%
292,495 (1)(4)	Alrosa PJSC	—	—
1,334,323 (4)	Gazprom PJSC	—	—
4,339,761 (4)	Inter RAO UES PJSC	—	—
46,982 (4)	Lukoil PJSC	—	—
7,931 (1)(4)	Magnit OJSC	—	—
2 (4)	Magnit PJSC GDR	—	—
7,016 (4)	MMC Norilsk Nickel OJSC	—	—
98,282 (4)	Mobile Telesystems OJSC	—	—
170,929 (4)	Moscow Exchange MICEX-RTS PJ	—	—
101,990 (4)	Novatek PJSC	—	—
166,658 (1)(4)	Novolipetsk Steel PJSC	—	—
5,981 (1)(4)	Ozon Holdings PLC ADR	—	—
5,194 (4)	PhosAgro PJSC	—	—
100 (1)(4)	PhosAgro PJSC NPV	—	—
40,645 (1)(4)	Polymetal International PLC	—	—
3,794 (1)(4)	Polyus PJSC	—	—
126,916 (4)	Rosneft Oil Co. PJSC	—	—
1,201,542 (4)	Sberbank of Russia PJSC	—	—
23,691 (1)(4)	Severstal PAO	—	—
770,779 (4)	Surgutneftegas PJSC	—	—
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Russia (continued)
160,492 (4)	Tatneft PJSC	$—	—
13,582 (1)(4)	TCS Group Holding PLC GDR	—	—
344,289 (4)	United Co. RUSAL International PJSC	—	—
13,851 (1)(4)	VK Co. Ltd. GDR	—	—
377,182,805 (1)(4)	VTB Bank PJSC	—	—
2,448 (1)(4)	X5 Retail Group N.V. - FIVEL GDR	—	—
10,806 (1)(4)	X5 Retail Group NV - FIVE GDR	—	—
34,476 (1)	Yandex NV	—	—
		—	—
	Saudi Arabia: 4.0%
1,113	ACWA Power Co.	49,752	0.1
1,559	Advanced Petrochemical Co.	18,488	0.0
27,249	Al Rajhi Bank	533,322	0.5
13,747	Alinma Bank	123,557	0.1
3,467	Almarai Co. JSC	56,161	0.1
9,557	Arab National Bank	67,391	0.1
300	Arabian Internet & Communications Services Co.	25,873	0.0
6,905	Bank AlBilad	71,631	0.1
5,002	Bank Al-Jazira	24,490	0.0
8,314	Banque Saudi Fransi	92,876	0.1
1,031	Bupa Arabia for Cooperative Insurance Co.	51,018	0.1
414	Dallah Healthcare Co.	18,601	0.0
6,887 (1)	Dar Al Arkan Real Estate Development Co.	28,446	0.0
1,242	Dr Sulaiman Al Habib Medical Services Group Co.	95,025	0.1
330	Elm Co.	51,386	0.1
4,543 (1)	Emaar Economic City	11,383	0.0
5,344	Etihad Etisalat Co.	68,554	0.1
7,890	Jarir Marketing Co.	34,874	0.0
5,368 (1)	Mobile Telecommunications Co. Saudi Arabia	20,266	0.0
675	Mouwasat Medical Services Co.	43,763	0.1
472	Nahdi Medical Co.	21,489	0.0
3,969 (1)	National Industrialization Co.	15,886	0.0
4,918 (1)	Rabigh Refining & Petrochemical Co.	15,201	0.0
20,542	Riyad Bank	185,486	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
3,324	SABIC Agri-Nutrients Co.	$115,455	0.1
5,107	Sahara International Petrochemical Co.	51,003	0.1
18,194 (1)	Saudi Arabian Mining Co.	205,542	0.2
37,169 (2)	Saudi Arabian Oil Co.	321,960	0.3
704	Saudi Aramco Base Oil Co.	25,884	0.0
14,100	Saudi Awwal Bank	143,563	0.2
12,611	Saudi Basic Industries Corp.	298,525	0.3
11,773	Saudi Electricity Co.	71,234	0.1
5,079	Saudi Industrial Investment Group	36,211	0.0
6,144	Saudi Investment Bank/The	28,036	0.0
10,229 (1)	Saudi Kayan Petrochemical Co.	37,847	0.0
40,907	Saudi National Bank	403,455	0.4
447 (1)	Saudi Research & Media Group	22,564	0.0
627	Saudi Tadawul Group Holding Co.	31,563	0.0
27,891	Saudi Telecom Co.	325,202	0.3
3,494	Savola Group/The	38,862	0.1
4,069	Yanbu National Petrochemical Co.	51,740	0.1
		3,933,565	4.0
	Singapore: 0.0%
2,700 (2)	BOC Aviation Ltd.	21,884	0.0

	South Africa: 3.1%
11,898	Absa Group Ltd.	106,193	0.1
1,319	African Rainbow Minerals Ltd.	13,916	0.0
971	Anglo American Platinum Ltd.	43,893	0.0
5,936	AngloGold Ashanti Ltd.	125,649	0.1
5,309	Aspen Pharmacare Holdings Ltd.	51,795	0.1
4,739	Bid Corp. Ltd.	104,062	0.1
4,116	Bidvest Group Ltd.	57,216	0.1
1,223	Capitec Bank Holdings Ltd.	101,877	0.1
3,389	Clicks Group Ltd.	47,048	0.1
7,222 (1)	Discovery Ltd.	55,965	0.1
3,225	Exxaro Resources Ltd.	28,147	0.0
70,347	FirstRand Ltd.	256,329	0.3
3,994	Foschini Group Ltd./The	19,980	0.0
12,586	Gold Fields Ltd.	174,975	0.2
45,887	Growthpoint Properties Ltd.	28,428	0.0
7,629	Harmony Gold Mining Co., Ltd.	32,134	0.0
12,234	Impala Platinum Holdings Ltd.	81,503	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
801	Kumba Iron Ore Ltd.	$18,834	0.0
3,326 (3)	Mr Price Group Ltd.	25,371	0.0
23,743	MTN Group Ltd.	174,448	0.2
4,273	MultiChoice Group	21,679	0.0
2,728	Naspers Ltd.	492,844	0.5
6,487	Nedbank Group Ltd.	78,783	0.1
6,322	NEPI Rockcastle NV	37,107	0.0
4,786 (1)	Northam Platinum Holdings Ltd.	31,908	0.0
63,607	Old Mutual Ltd.	40,960	0.0
8,824	OUTsurance Group Ltd.	15,936	0.0
2,137 (1)(2)	Pepco Group NV	19,365	0.0
24,359 (2)	Pepkor Holdings Ltd.	21,350	0.0
1,852	Reinet Investments SCA	41,028	0.0
7,373	Remgro Ltd.	57,605	0.1
25,099 (3)	Sanlam Ltd.	77,812	0.1
8,131	Sasol Ltd.	100,737	0.1
7,135	Shoprite Holdings Ltd.	85,581	0.1
40,871 (3)	Sibanye Stillwater Ltd.	63,037	0.1
18,756	Standard Bank Group Ltd.	177,085	0.2
8,763	Vodacom Group Pty Ltd.	54,605	0.1
13,433	Woolworths Holdings Ltd./South Africa	50,923	0.1
		3,016,108	3.1
	South Korea: 11.1%
402	Amorepacific Corp.	29,923	0.0
90	BGF retail Co. Ltd.	11,955	0.0
1,553	Celltrion Healthcare Co. Ltd.	77,753	0.1
222 (1)	Celltrion Pharm, Inc.	12,948	0.0
1,552	Celltrion, Inc.	181,150	0.2
107	CJ CheilJedang Corp.	21,927	0.0
174	CJ Corp.	9,029	0.0
329 (1)	CosmoAM&T Co. Ltd.	46,989	0.1
734	Coway Co. Ltd.	24,528	0.0
628	DB Insurance Co. Ltd.	35,669	0.0
678 (1)	Doosan Bobcat, Inc.	30,307	0.0
6,462 (1)	Doosan Enerbility Co. Ltd.	89,289	0.1
697	Ecopro BM Co. Ltd.	132,590	0.1
238	E-Mart, Inc.	13,936	0.0
220	F&F Co. Ltd. / New	20,053	0.0
519	GS Holdings Corp.	14,466	0.0
4,202	Hana Financial Group, Inc.	125,440	0.1
965	Hankook Tire & Technology Co. Ltd.	25,318	0.0
89	Hanmi Pharm Co. Ltd.	20,911	0.0
2,121	Hanon Systems Corp.	14,789	0.0
524	Hanwha Aerospace Co. Ltd.	50,749	0.1
1,505 (1)	Hanwha Solutions Corp.	48,533	0.1
619	HD Hyundai Co. Ltd.	28,252	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
613 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	$54,493	0.1
1,544 (1)	HLB, Inc.	38,334	0.0
3,663	HMM Co. Ltd.	52,671	0.1
422	Hotel Shilla Co. Ltd.	23,616	0.0
269 (1)	HYBE Co. Ltd.	58,014	0.1
1,060	Hyundai Engineering & Construction Co. Ltd.	30,813	0.0
259	Hyundai Glovis Co., Ltd.	38,994	0.0
317 (1)	Hyundai Heavy Industries Co. Ltd.	31,858	0.0
303 (1)	Hyundai Mipo Dockyard Co., Ltd.	19,407	0.0
872	Hyundai Mobis Co. Ltd.	154,385	0.2
1,931	Hyundai Motor Co.	303,735	0.3
1,212	Hyundai Steel Co.	31,232	0.0
3,258	Industrial Bank Of Korea	25,629	0.0
4,414	Kakao Corp.	165,790	0.2
445 (1)	Kakao Games Corp.	11,199	0.0
2,395	KakaoBank Corp.	43,540	0.0
318 (1)	Kakaopay Corp.	11,434	0.0
1,092	Kangwon Land, Inc.	14,461	0.0
5,470 (1)	KB Financial Group, Inc.	198,532	0.2
3,712	Kia Corp.	250,044	0.3
1,065	Korea Aerospace Industries Ltd.	43,253	0.0
3,728 (1)	Korea Electric Power Corp.	58,345	0.1
502	Korea Investment Holdings Co., Ltd.	19,799	0.0
122	Korea Zinc Co., Ltd.	45,315	0.1
2,605	Korean Air Lines Co. Ltd.	48,326	0.1
426 (1)	Krafton, Inc.	63,444	0.1
911	KT Corp.	20,622	0.0
1,488	KT&G Corp.	93,471	0.1
232	Kumho Petrochemical Co. Ltd.	23,459	0.0
366	L&F Co. Ltd.	68,119	0.1
693	LG Chem Ltd.	352,780	0.4
1,367	LG Corp.	91,672	0.1
3,290 (1)	LG Display Co., Ltd.	39,541	0.0
1,514	LG Electronics, Inc.	146,538	0.2
496 (1)	LG Energy Solution Ltd.	209,110	0.2
135	LG H&H Co. Ltd.	47,178	0.1
203	LG Innotek Co. Ltd.	48,089	0.1
2,729	LG Uplus Corp.	22,267	0.0
298	Lotte Chemical Corp.	35,072	0.0
282	Lotte Energy Materials Corp.	10,396	0.0
1,476	Meritz Financial Group, Inc.	46,798	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
2,959	Mirae Asset Securities Co. Ltd.	$16,320	0.0
1,843	NAVER Corp.	257,992	0.3
213	NCSoft Corp.	47,966	0.1
258 (1)(2)	Netmarble Corp.	9,689	0.0
1,468	NH Investment & Securities Co., Ltd.	10,678	0.0
320	Orion Corp./Republic of Korea	29,184	0.0
3,259	Pan Ocean Co. Ltd.	12,883	0.0
346 (1)	Pearl Abyss Corp.	13,922	0.0
445	POSCO Chemical Co., Ltd.	120,059	0.1
1,012	POSCO Holdings, Inc.	299,503	0.3
695	Posco International Corp.	21,154	0.0
253 (1)(2)	Samsung Biologics Co. Ltd.	143,243	0.1
1,214	Samsung C&T Corp.	97,708	0.1
806	Samsung Electro-Mechanics Co. Ltd.	88,985	0.1
66,278	Samsung Electronics Co., Ltd. 005930	3,649,484	3.7
2,242 (1)	Samsung Engineering Co. Ltd.	48,349	0.1
445	Samsung Fire & Marine Insurance Co. Ltd.	77,655	0.1
8,869 (1)	Samsung Heavy Industries Co., Ltd.	45,126	0.0
1,132	Samsung Life Insurance Co. Ltd.	57,895	0.1
769	Samsung SDI Co., Ltd.	392,678	0.4
569	Samsung SDS Co. Ltd.	53,337	0.1
735	Samsung Securities Co. Ltd.	20,174	0.0
6,070	Shinhan Financial Group Co., Ltd.	156,923	0.2
414 (1)	SK Biopharmaceuticals Co. Ltd.	25,512	0.0
303 (1)	SK Bioscience Co. Ltd.	18,380	0.0
7,608	SK Hynix, Inc.	668,472	0.7
331 (1)(2)	SK IE Technology Co. Ltd.	24,522	0.0
796 (1)	SK Innovation Co. Ltd.	96,502	0.1
1,415 (1)	SK Square Co. Ltd.	47,794	0.1
539	SK, Inc.	61,141	0.1
266	SKC Co., Ltd.	19,841	0.0
627	S-Oil Corp.	31,858	0.0
7,861	Woori Financial Group, Inc.	70,614	0.1
754	Yuhan Corp.	34,612	0.0
		10,928,434	11.1
	Taiwan: 14.7%
7,000	Accton Technology Corp.	78,737	0.1
40,462	Acer, Inc.	40,827	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
6,659	Advantech Co. Ltd.	$87,670	0.1
1,603	Airtac International Group	52,977	0.1
43,243	ASE Technology Holding Co. Ltd.	153,778	0.2
33,356	Asia Cement Corp.	47,621	0.0
10,000	Asustek Computer, Inc.	101,240	0.1
95,400	AUO Corp.	57,253	0.1
9,000	Catcher Technology Co., Ltd.	50,779	0.1
134,545	Cathay Financial Holding Co., Ltd.	186,781	0.2
20,914	Chailease Holding Co. Ltd.	137,505	0.1
67,228	Chang Hwa Commercial Bank Ltd.	40,300	0.0
24,650	Cheng Shin Rubber Industry Co. Ltd.	31,842	0.0
40,000	China Airlines Ltd.	33,778	0.0
228,100 (1)	China Development Financial Holding Corp.	90,918	0.1
168,535	China Steel Corp.	159,371	0.2
54,000	Chunghwa Telecom Co., Ltd.	202,252	0.2
60,000	Compal Electronics, Inc.	56,432	0.1
248,170	CTBC Financial Holding Co. Ltd.	198,454	0.2
27,703	Delta Electronics, Inc.	307,014	0.3
12,000	E Ink Holdings, Inc.	87,292	0.1
189,501	E.Sun Financial Holding Co., Ltd.	158,770	0.2
2,386	Eclat Textile Co. Ltd.	38,368	0.0
1,000	eMemory Technology, Inc.	71,575	0.1
37,000	Eva Airways Corp.	47,468	0.0
14,656	Evergreen Marine Corp. Taiwan Ltd.	44,181	0.0
44,685	Far Eastern New Century Corp.	48,050	0.1
23,000	Far EasTone Telecommunications Co., Ltd.	58,087	0.1
5,891	Feng TAY Enterprise Co., Ltd.	37,267	0.0
150,393	First Financial Holding Co., Ltd.	133,758	0.1
50,600	Formosa Chemicals & Fibre Co.	109,136	0.1
16,000	Formosa Petrochemical Corp.	43,373	0.0
54,600	Formosa Plastics Corp.	150,405	0.2
104,332	Fubon Financial Holding Co., Ltd.	204,221	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
4,015	Giant Manufacturing Co., Ltd.	$29,794	0.0
1,000	Global Unichip Corp.	51,758	0.1
3,000	Globalwafers Co. Ltd.	48,146	0.1
174,170	HON HAI Precision Industry Co., Ltd.	633,237	0.6
4,000	Hotai Motor Co. Ltd.	104,678	0.1
127,320	Hua Nan Financial Holdings Co. Ltd.	90,902	0.1
131,962	Innolux Corp.	64,952	0.1
37,000	Inventec Co., Ltd.	51,439	0.1
1,000	Largan Precision Co. Ltd.	68,598	0.1
28,538	Lite-On Technology Corp.	95,030	0.1
20,820	MediaTek, Inc.	460,869	0.5
156,921	Mega Financial Holdings Co., Ltd.	192,587	0.2
10,000	Micro-Star International Co., Ltd.	56,862	0.1
1,000	momo.com, Inc.	22,161	0.0
67,890	Nan Ya Plastics Corp.	158,363	0.2
3,000	Nan Ya Printed Circuit Board Corp.	25,596	0.0
17,000	Nanya Technology Corp.	38,756	0.0
2,000	Nien Made Enterprise Co. Ltd.	22,046	0.0
8,000	Novatek Microelectronics Corp., Ltd.	109,841	0.1
1,000	Parade Technologies Ltd.	34,665	0.0
29,000	Pegatron Corp.	69,820	0.1
3,000 (1)	PharmaEssentia Corp.	32,725	0.0
29,000	Pou Chen Corp.	29,395	0.0
42,000	Powerchip Semiconductor Manufacturing Corp.	41,926	0.0
8,000	President Chain Store Corp.	72,648	0.1
38,000	Quanta Computer, Inc.	185,587	0.2
6,760	Realtek Semiconductor Corp.	84,288	0.1
23,578	Ruentex Development Co. Ltd.	27,296	0.0
55,152	Shanghai Commercial & Savings Bank Ltd./The	80,470	0.1
186,529 (1)	Shin Kong Financial Holding Co., Ltd.	53,426	0.1
148,598	SinoPac Financial Holdings Co., Ltd.	82,921	0.1
17,800	Synnex Technology International Corp.	33,199	0.0
155,057	Taishin Financial Holdings Co., Ltd.	94,387	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
83,000	Taiwan Business Bank	$38,044	0.0
88,389	Taiwan Cement Corp.	108,182	0.1
139,552	Taiwan Cooperative Financial Holding Co. Ltd.	125,921	0.1
24,000	Taiwan High Speed Rail Corp.	24,790	0.0
25,000	Taiwan Mobile Co., Ltd.	76,790	0.1
342,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,317,880	6.4
20,000	Unimicron Technology Corp.	113,733	0.1
68,209	Uni-President Enterprises Corp.	167,236	0.2
158,000	United Microelectronics Corp.	248,252	0.3
12,000	Vanguard International Semiconductor Corp.	34,079	0.0
1,000	Voltronic Power Technology Corp.	63,242	0.1
38,374	Walsin Lihwa Corp.	50,714	0.1
8,645	Wan Hai Lines Ltd.	16,460	0.0
5,000	Win Semiconductors Corp.	26,483	0.0
41,000	Winbond Electronics Corp.	36,264	0.0
38,000	Wistron Corp.	110,875	0.1
1,000	Wiwynn Corp.	45,702	0.0
22,280	WPG Holdings Ltd.	39,201	0.0
4,856	Yageo Corp.	76,931	0.1
25,000	Yang Ming Marine Transport Corp.	50,771	0.1
143,011	Yuanta Financial Holding Co., Ltd.	106,360	0.1
9,000	Zhen Ding Technology Holding Ltd.	30,434	0.0
		14,504,192	14.7
	Thailand: 1.8%
17,100	Advanced Info Service PCL - Foreign	103,322	0.1
61,400 (1)	Airports of Thailand PCL - Foreign	124,775	0.1
93,300	Asset World Corp. PCL - Foreign	13,020	0.0
11,100	B Grimm Power PCL - Foreign	10,905	0.0
158,900	Bangkok Dusit Medical Services PCL - Foreign	124,606	0.1
100,800	Bangkok Expressway & Metro PCL - Foreign	24,338	0.0
109,700	Banpu PCL	27,437	0.0
13,500	Berli Jucker PCL - Foreign	13,260	0.0
102,900	BTS Group Holdings PCL - Foreign	21,653	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
8,600	Bumrungrad Hospital PCL - Foreign	$54,881	0.1
3,800	Carabao Group PCL - Foreign	7,034	0.0
29,100	Central Pattana PCL - Foreign	53,879	0.1
24,000	Central Retail Corp. PCL - Foreign	26,469	0.0
52,200 (3)	Charoen Pokphand Foods PCL - Foreign	29,023	0.0
83,100	CP ALL PCL - Foreign	146,693	0.2
28,300 (3)	CP Axtra PCL	28,184	0.0
44,200	Delta Electronics Thailand PCL	115,055	0.1
2,900 (3)	Electricity Generating PCL - Foreign	10,686	0.0
24,200	Energy Absolute PCL - Foreign	38,970	0.1
8,100	Global Power Synergy PCL - Foreign	12,426	0.0
42,400	Gulf Energy Development PCL - Foreign	56,008	0.1
82,551	Home Product Center PCL - Foreign	32,670	0.1
22,100	Indorama Ventures PCL - Foreign	21,394	0.0
14,200	Intouch Holdings PCL - Foreign	29,673	0.0
8,000	Kasikornbank PCL - Foreign	29,281	0.0
44,500	Krung Thai Bank PCL - Foreign	24,388	0.0
14,500	Krungthai Card PCL - Foreign	20,287	0.0
113,200	Land & Houses PCL - Foreign	27,014	0.0
44,900	Minor International PCL - Foreign	43,478	0.1
9,200	Muangthai Capital PCL - Foreign	10,227	0.0
17,800	Osotspa PCL - Foreign	14,956	0.0
20,200	PTT Exploration & Production PCL - Foreign	85,591	0.1
32,200	PTT Global Chemical PCL - Foreign	33,912	0.1
39,200	PTT Oil & Retail Business PCL - Foreign	23,460	0.0
142,900	PTT PCL - Foreign	135,260	0.2
12,300	Ratch Group PCL - Foreign	12,414	0.0
48,900 (4)	Robinson PCL - Foreign	—	—
11,400	SCB X PCL - Foreign	34,324	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
16,600	SCG Packaging PCL - Foreign	$17,471	0.0
11,200	Siam Cement PCL - Foreign	101,832	0.1
8,500	Srisawad Corp. PCL - Foreign	11,373	0.0
15,900	Thai Oil PCL - Foreign	19,894	0.0
152,207	True Corp. PCL - Foreign	28,210	0.0
		1,799,733	1.8
	Turkey: 0.5%
41,450	Akbank TAS	32,213	0.0
8,427	Aselsan Elektronik Sanayi Ve Ticaret AS	17,669	0.0
6,408	BIM Birlesik Magazalar AS	41,986	0.1
19,361 (1)	Eregli Demir ve Celik Fabrikalari TAS	27,481	0.0
879	Ford Otomotiv Sanayi AS	25,711	0.0
12,662	Haci Omer Sabanci Holding AS	22,407	0.0
14,065 (1)	Hektas Ticaret TAS	16,266	0.0
10,546	KOC Holding AS	42,232	0.1
12,661	Koza Altin Isletmeleri AS	12,145	0.0
542 (1)	Pegasus Hava Tasimaciligi AS	12,871	0.0
14,176 (1)	Sasa Polyester Sanayi AS	31,032	0.1
1,756	Tofas Turk Otomobil Fabrikasi AS	17,094	0.0
7,904 (1)	Turk Hava Yollari	58,876	0.1
18,755	Turk Sise Ve Cam Fabrikalari	32,109	0.0
15,278	Turkcell Iletisim Hizmet AS	21,317	0.0
43,982	Turkiye Is Bankasi	23,689	0.0
13,431	Turkiye Petrol Rafinerileri AS	41,299	0.1
34,860	Yapi ve Kredi Bankasi AS	17,418	0.0
		493,815	0.5
	United Arab Emirates: 1.2%
41,234	Abu Dhabi Commercial Bank PJSC	91,045	0.1
20,318	Abu Dhabi Islamic Bank PJSC	58,857	0.1
43,832	Abu Dhabi National Oil Co. for Distribution PJSC	46,541	0.0
54,917	Aldar Properties PJSC	76,806	0.1
34,551	Americana Restaurants International PLC	39,791	0.0
40,805	Dubai Islamic Bank PJSC	60,996	0.1
93,089	Emaar Properties PJSC	163,625	0.2
26,623	Emirates NBD Bank PJSC	108,375	0.1
48,539	Emirates Telecommunications Group Co. PJSC	297,853	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
61,658	First Abu Dhabi Bank PJSC	$229,799	0.2
55,067 (1)	Multiply Group PJSC	47,722	0.0
		1,221,410	1.2
	Total Common Stock (Cost $117,723,915)	90,924,591	92.2
PREFERRED STOCK: 2.2%
	Brazil: 1.4%
74,045	Banco Bradesco SA	255,466	0.3
3,151	Centrais Eletricas Brasileiras SA	29,363	0.0
19,344	Cia Energetica de Minas Gerais	51,873	0.1
16,522	Gerdau SA	86,471	0.1
67,442	Itau Unibanco Holding S.A.	400,015	0.4
71,243	Itausa SA	143,284	0.1
66,301	Petroleo Brasileiro SA	409,033	0.4
		1,375,505	1.4
	Chile: 0.2%
2,017	Sociedad Quimica y Minera de Chile SA	146,916	0.2

	Colombia: 0.0%
6,709	Bancolombia SA	45,013	0.0

	Russia: —%
773,978 (4)	Surgutneftegas	—	—

	South Korea: 0.6%
256	Hyundai Motor Co.	21,188	0.0
511	Hyundai Motor Co. - Series 2	42,679	0.1
102	LG Chem Ltd.	27,402	0.0
11,481	Samsung Electronics Co., Ltd.	521,000	0.5
		612,269	0.6
	Total Preferred Stock (Cost $2,023,490)	2,179,703	2.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	India: 0.0%
INR 320,334	Britannia Industries Ltd., 5.500%, 06/03/2024	3,833	0.0
	Total Corporate Bonds/ Notes (Cost $4,402)	3,833	0.0
	Total Long-Term Investments (Cost $119,751,807)	93,108,127	94.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 0.7%
686,624 (5)	RBC Dominion Securities
Inc., Repurchase
Agreement dated 06/30/23,
5.06%, due 07/03/23
(Repurchase Amount
$686,910, collateralized by
various U.S. Government/
U.S. Government Agency
Obligations, 0.000%-
7.500%, Market Value plus
accrued interest $700,356,
due 07/31/23-05/20/53)
(Cost $686,624)	$686,624	0.7
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
1,492,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $1,492,000)	1,492,000	1.5
	Total Short-Term Investments (Cost $2,178,624)	2,178,624	2.2
	Total Investments in Securities (Cost $121,930,431)	$95,286,751	96.6
	Assets in Excess of Other Liabilities	3,376,531	3.4
	Net Assets	$98,663,282	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2023.

Currency Abbreviations:
INR
Indian Rupee

Sector Diversification	Percentage of Net Assets
Financials	20.6%
Information Technology	19.9
Consumer Discretionary	12.5
Communication Services	9.2
Materials	7.7
Consumer Staples	6.0
Industrials	6.0
Energy	4.7
Health Care	3.6
Utilities	2.5
Real Estate	1.7
Consumer, Non-cyclical	0.0
Short-Term Investments	2.2
Assets in Excess of Other Liabilities	3.4
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Brazil	$3,822,599	$—	$—	$3,822,599
Chile	337,687	—	—	337,687
China	1,928,625	25,437,200	28,863	27,394,688
Colombia	44,574	—	—	44,574
Czech Republic	109,369	30,245	—	139,614
Egypt	9,597	67,043	—	76,640
Greece	44,217	368,731	—	412,948
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Hungary	$—	$221,718	$—	$221,718
India	50,906	13,560,512	—	13,611,418
Indonesia	20,848	1,847,748	—	1,868,596
Kuwait	—	768,574	—	768,574
Malaysia	133,053	1,077,197	—	1,210,250
Mexico	2,715,266	—	—	2,715,266
Peru	159,602	—	—	159,602
Philippines	—	617,939	—	617,939
Poland	—	773,352	—	773,352
Qatar	58,103	771,882	—	829,985
Russia	—	—	—	—
Saudi Arabia	71,284	3,862,281	—	3,933,565
Singapore	—	21,884	—	21,884
South Africa	947,113	2,068,995	—	3,016,108
South Korea	—	10,928,434	—	10,928,434
Taiwan	—	14,504,192	—	14,504,192
Thailand	—	1,799,733	—	1,799,733
Turkey	78,060	415,755	—	493,815
United Arab Emirates	236,234	985,176	—	1,221,410
Total Common Stock	10,767,137	80,128,591	28,863	90,924,591
Preferred Stock	1,567,434	612,269	—	2,179,703
Corporate Bonds/Notes	—	3,833	—	3,833
Short-Term Investments	1,492,000	686,624	—	2,178,624
Total Investments, at fair value	$13,826,571	$81,431,317	$28,863	$95,286,751
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(179)	$—	$(179)
Futures	(51,883)	—	—	(51,883)
Total Liabilities	$(51,883)	$(179)	$—	$(52,062)

(1)
For the year ended June 30, 2023, certain securities have transferred in and out of the fair value hierarchy. At June 30, 2023, securities valued at $2,064,570 and $24,213,986 were transferred from Level 1 to Level 3 and Level 2 to Level 3, respectively, within the fair value hierarchy due to significant unobservable inputs.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 25,507	EGP 789,961	The Bank of New York Mellon	07/05/23	$(58)
USD 32,855	EGP 1,017,508	The Bank of New York Mellon	07/05/23	(74)
USD 20,762	EGP 642,989	The Bank of New York Mellon	07/05/23	(47)
				$(179)
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	86	09/15/23	$4,290,970	$(51,883)
			$4,290,970	$(51,883)
Currency Abbreviations
EGP − Egyptian Pound
USD − United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$179
Equity contracts	Variation margin payable on futures contracts*	51,883
Total Liabiity Derivatives		$52,062

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$130,902	$—	$130,902
Equity contracts	—	283,771	283,771
Total	$130,902	$283,771	$414,673
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(179)	$—	$(179)
Equity contracts	—	132,649	132,649
Total	$(179)	$132,649	$132,470
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $154,904,112.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,175,057
Gross Unrealized Depreciation	(62,886,905)
Net Unrealized Depreciation	$(57,711,848)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.7%
	Australia: 7.0%
16,874 (1)	Ampol Ltd.	$337,083	0.0
213,350	ANZ Group Holdings Ltd.	3,377,293	0.3
83,547	APA Group - Stapled Security	540,547	0.1
42,047	Aristocrat Leisure Ltd.	1,087,877	0.1
13,708	ASX Ltd.	576,875	0.1
130,338	Aurizon Holdings Ltd.	340,992	0.0
75,159	BHP Group Ltd.	2,259,432	0.2
284,702	BHP Group Ltd. British	8,496,947	0.7
32,855	BlueScope Steel Ltd.	452,179	0.0
98,726	Brambles Ltd.	949,309	0.1
4,658	Cochlear Ltd.	713,645	0.1
95,075	Coles Group Ltd.	1,167,418	0.1
119,987	Commonwealth Bank of Australia	8,032,764	0.7
40,743	Computershare Ltd.	635,837	0.1
34,266	CSL Ltd.	6,345,351	0.6
76,159	Dexus	396,623	0.0
10,888	EBOS Group Ltd.	246,010	0.0
101,454 (1)	Endeavour Group Ltd./ Australia	426,989	0.0
120,296	Fortescue Metals Group Ltd.	1,785,043	0.2
120,225	Goodman Group	1,616,169	0.1
135,639	GPT Group	375,326	0.0
17,795 (1)	IDP Education Ltd.	263,524	0.0
48,259 (1)	IGO Ltd.	492,570	0.0
174,550	Insurance Australia Group Ltd.	663,795	0.1
48,801 (1)	Lendlease Corp., Ltd. - Stapled Security	253,202	0.0
157,604	Lottery Corp. Ltd./The	540,309	0.1
26,081	Macquarie Group Ltd.	3,103,329	0.3
195,007	Medibank Pvt Ltd.	458,068	0.0
12,334	Mineral Resources Ltd.	590,711	0.1
279,401	Mirvac Group	421,924	0.0
223,234	National Australia Bank Ltd.	3,926,218	0.3
63,524	Newcrest Mining Ltd.	1,133,170	0.1
82,088	Northern Star Resources Ltd.	668,762	0.1
32,063	Orica Ltd.	317,641	0.0
121,985	Origin Energy Ltd.	685,625	0.1
191,673 (1)	Pilbara Minerals Ltd.	629,966	0.1
65,439 (2)	Qantas Airways Ltd.	271,187	0.0
105,732	QBE Insurance Group Ltd.	1,103,933	0.1
12,965	Ramsay Health Care Ltd.	487,099	0.0
3,742	REA Group Ltd.	359,470	0.0
16,009 (1)	Reece Ltd.	199,432	0.0
26,370	Rio Tinto Ltd.	2,019,411	0.2
234,528	Santos Ltd.	1,173,461	0.1
367,524	Scentre Group	649,972	0.1
23,861	Seek Ltd.	348,576	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
31,693	Sonic Healthcare Ltd.	$753,714	0.1
324,804	South32 Ltd. - AUD	817,728	0.1
169,032	Stockland	454,407	0.0
89,971	Suncorp Group Ltd.	808,411	0.1
286,354	Telstra Group Ltd.	821,465	0.1
218,833	Transurban Group - Stapled Security	2,083,594	0.2
51,113	Treasury Wine Estates Ltd.	383,305	0.0
273,989	Vicinity Centres	337,424	0.0
16,667 (1)	Washington H Soul Pattinson & Co. Ltd.	353,825	0.0
80,593	Wesfarmers Ltd.	2,657,101	0.2
249,274	Westpac Banking Corp.	3,549,325	0.3
11,787	WiseTech Global Ltd.	632,236	0.1
83,436	Woodside Energy Group Ltd.	1,930,012	0.2
51,446	Woodside Energy Group Ltd. (WDSL)	1,191,150	0.1
86,573	Woolworths Group Ltd.	2,293,863	0.2
		79,988,624	7.0
	Austria: 0.2%
24,347	Erste Group Bank AG	854,043	0.1
10,428	OMV AG	442,797	0.1
4,822	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	386,850	0.0
8,218	Voestalpine AG	295,325	0.0
		1,979,015	0.2
	Belgium: 0.7%
11,419 (1)	Ageas SA/NV	462,919	0.0
61,703 (1)	Anheuser-Busch InBev SA/NV	3,497,177	0.3
1,545	D’ieteren Group	273,443	0.0
2,089	Elia Group SA/NV	265,416	0.0
7,042	Groupe Bruxelles Lambert NV	555,148	0.1
17,781	KBC Group NV	1,241,131	0.1
1,091 (1)	Sofina SA	226,186	0.0
5,248	Solvay S.A.	586,833	0.1
8,952	UCB S.A.	793,673	0.1
14,830 (1)	Umicore SA	414,636	0.0
11,555	Warehouses De Pauw CVA	317,332	0.0
		8,633,894	0.7
	China: 0.5%
262,917	BOC Hong Kong Holdings Ltd.	805,401	0.1
121,900 (3)	Budweiser Brewing Co. APAC Ltd.	315,436	0.0
3,908 (1)(2)	Futu Holdings Ltd. ADR	155,304	0.0
56,938	Prosus NV	4,169,816	0.4
		5,445,957	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Denmark: 3.0%
220	AP Moller - Maersk A/S - Class A	$383,614	0.0
356	AP Moller - Maersk A/S - Class B	625,936	0.1
6,995	Carlsberg A/S	1,120,118	0.1
7,469	Chr Hansen Holding A/S	519,234	0.0
8,439	Coloplast A/S	1,056,024	0.1
48,998 (2)	Danske Bank A/S	1,193,416	0.1
6,525 (2)	Demant A/S	276,183	0.0
13,255 (1)	DSV A/S	2,784,101	0.2
4,687 (2)	Genmab A/S	1,776,175	0.2
117,597	Novo Nordisk A/S	18,996,601	1.7
14,483 (1)	Novozymes A/S	675,764	0.1
13,438 (3)	Orsted A/S	1,273,954	0.1
6,424	Pandora A/S	574,188	0.1
644 (1)	ROCKWOOL A/S	166,543	0.0
25,495	Tryg A/S	552,120	0.0
71,738 (1)(2)	Vestas Wind Systems A/S	1,907,322	0.2
		33,881,293	3.0
	Finland: 1.1%
10,071	Elisa OYJ	537,635	0.1
31,767 (1)	Fortum OYJ	425,123	0.0
19,340	Kesko OYJ	364,216	0.0
24,145	Kone Oyj	1,261,449	0.1
46,959	Metso Outotec Oyj	566,643	0.1
30,053	Neste Oyj	1,157,141	0.1
380,097	Nokia OYJ - Finland	1,592,556	0.2
230,467	Nordea Bank Abp	2,510,403	0.2
7,570	Orion Oyj	314,164	0.0
32,669	Sampo OYJ	1,467,248	0.1
41,327	Stora Enso OYJ	479,475	0.1
37,915	UPM-Kymmene OYJ	1,129,749	0.1
33,519	Wartsila OYJ	377,961	0.0
		12,183,763	1.1
	France: 11.1%
13,080	Accor S.A.	486,727	0.1
2,102 (1)	Aeroports de Paris	302,041	0.0
37,195	Air Liquide SA	6,670,385	0.6
22,972 (1)	Alstom SA	685,733	0.1
4,331 (3)	Amundi SA	255,870	0.0
3,998	Arkema SA	376,998	0.0
130,322	AXA S.A.	3,851,196	0.3
2,965 (1)	BioMerieux	311,318	0.0
78,915	BNP Paribas	4,980,019	0.4
62,674	Bollore SE	390,853	0.0
14,631 (1)	Bouygues SA	491,506	0.1
20,819	Bureau Veritas SA	571,172	0.1
11,714	Capgemini SE	2,217,964	0.2
42,041 (1)	Carrefour S.A.	796,710	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
34,808 (1)	Cie de Saint-Gobain	$2,119,339	0.2
48,192	Cie Generale des Etablissements Michelin SCA	1,425,587	0.1
3,356	Covivio SA/France	158,538	0.0
86,176 (1)	Credit Agricole SA	1,023,244	0.1
45,609	Danone	2,795,084	0.3
1,773	Dassault Aviation SA	355,223	0.0
47,427	Dassault Systemes SE	2,101,542	0.2
17,730	Edenred	1,187,635	0.1
5,221	Eiffage SA	545,119	0.1
129,747	Engie SA	2,160,672	0.2
20,670 (1)	EssilorLuxottica SA	3,897,758	0.3
3,085	Eurazeo SE	217,202	0.0
3,255	Gecina S.A.	347,240	0.0
25,396	Getlink SE	432,187	0.0
2,250	Hermes International	4,890,881	0.4
2,671	Ipsen SA	321,526	0.0
5,302	Kering SA	2,927,767	0.3
15,234 (1)	Klepierre SA	378,477	0.0
7,438 (3)	La Francaise des Jeux SAEM	292,751	0.0
18,954	Legrand S.A.	1,880,314	0.2
17,108	L’Oreal S.A.	7,980,493	0.7
19,615	LVMH Moet Hennessy Louis Vuitton SE	18,495,271	1.6
132,274	Orange SA	1,545,816	0.1
14,659 (1)	Pernod Ricard SA	3,239,277	0.3
16,259	Publicis Groupe	1,304,890	0.1
1,650	Remy Cointreau SA	264,860	0.0
13,611	Renault S.A.	574,298	0.1
24,281	Safran S.A.	3,805,078	0.3
80,609	Sanofi	8,678,047	0.8
1,958	Sartorius Stedim Biotech	489,019	0.1
38,540	Schneider Electric SE	7,001,838	0.6
1,763 (1)	SEB SA	182,320	0.0
51,671	Societe Generale	1,343,772	0.1
6,265	Sodexo SA	689,887	0.1
4,186	Teleperformance	702,221	0.1
7,466	Thales S.A.	1,118,625	0.1
168,056	TotalEnergies SE	9,647,217	0.9
8,352 (1)(2)	Unibail-Rodamco-Westfield	440,522	0.0
14,656	Valeo	314,948	0.0
48,223	Veolia Environnement	1,526,525	0.1
37,754	Vinci SA	4,386,852	0.4
51,022	Vivendi SE	468,407	0.0
1,887	Wendel SE	193,807	0.0
16,938 (2)(3)	Worldline SA/France	620,272	0.1
		126,860,840	11.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany: 7.8%
11,508	Adidas AG	$2,234,031	0.2
28,650	Allianz SE	6,673,281	0.6
63,497	BASF SE	3,084,896	0.3
69,789	Bayer AG	3,863,185	0.3
23,520	Bayerische Motoren Werke AG	2,893,134	0.3
5,799	Bechtle AG	230,294	0.0
7,161	Beiersdorf AG	948,287	0.1
10,975	Brenntag SE	856,251	0.1
2,850	Carl Zeiss Meditec AG	308,212	0.0
75,376	Commerzbank AG	835,609	0.1
7,789	Continental AG	588,463	0.1
13,680 (1)(2)(3)	Covestro AG	711,809	0.1
35,076	Daimler Truck Holding AG	1,264,217	0.1
12,318 (2)(3)	Delivery Hero SE	543,472	0.1
137,686	Deutsche Bank AG	1,447,465	0.1
13,497	Deutsche Boerse AG	2,491,749	0.2
42,325 (2)	Deutsche Lufthansa AG	433,983	0.0
230,245	Deutsche Telekom AG	5,023,617	0.5
71,495	DHL Group	3,493,416	0.3
159,487	E.ON AG	2,037,357	0.2
14,849	Evonik Industries AG	282,945	0.0
14,543	Fresenius Medical Care AG & Co. KGaA	695,028	0.1
30,008	Fresenius SE & Co. KGaA	832,327	0.1
10,725	GEA Group AG	449,015	0.0
4,283	Hannover Rueck SE	909,277	0.1
10,254	Heidelberg Materials AG	843,277	0.1
11,565 (2)	HelloFresh SE	286,034	0.0
7,358	Henkel AG & Co. KGaA	517,962	0.1
92,769	Infineon Technologies AG	3,820,446	0.3
5,136	Knorr-Bremse AG	392,615	0.0
5,248 (2)	LEG Immobilien SE	302,804	0.0
60,798	Mercedes-Benz Group AG	4,893,722	0.4
9,181	Merck KGaA	1,519,734	0.1
3,805	MTU Aero Engines AG	986,902	0.1
9,952	Muenchener Rueckversicherungs- Gesellschaft AG	3,736,116	0.3
4,089	Nemetschek SE	305,272	0.0
7,476	Puma SE	450,506	0.0
362	Rational AG	262,125	0.0
3,094	Rheinmetall AG	847,610	0.1
44,914	RWE AG	1,957,191	0.2
74,179	SAP SE	10,133,426	0.9
5,328 (3)	Scout24 SE	337,613	0.0
53,988	Siemens AG	8,999,868	0.8
36,907 (2)	Siemens Energy AG	652,584	0.1
20,032 (3)	Siemens Healthineers AG	1,135,323	0.1
9,433	Symrise AG	989,076	0.1
4,499	Talanx AG	258,291	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
63,391	Telefonica Deutschland Holding AG	$178,415	0.0
2,089	Volkswagen AG	349,175	0.0
50,881	Vonovia SE	993,690	0.1
1,297 (1)	Wacker Chemie AG	178,175	0.0
15,859 (2)(3)	Zalando SE	457,362	0.0
		88,916,634	7.8
	Hong Kong: 2.2%
827,299	AIA Group Ltd.	8,402,462	0.7
140,199	CK Asset Holdings Ltd.	779,052	0.1
190,199	CK Hutchison Holdings Ltd.	1,160,850	0.1
44,402	CK Infrastructure Holdings Ltd.	235,512	0.0
116,365	CLP Holdings Ltd.	906,320	0.1
141,200 (1)(3)	ESR Group Ltd.	243,182	0.0
127,823	Hang Lung Properties Ltd.	197,802	0.0
54,136	Hang Seng Bank Ltd.	771,742	0.1
103,059	Henderson Land Development Co., Ltd.	306,911	0.0
267,867	HKT Trust & HKT Ltd. - Stapled Security	311,897	0.0
793,181 (1)	Hong Kong & China Gas	686,887	0.1
85,588	Hong Kong Exchanges and Clearing Ltd.	3,242,845	0.3
74,233	Hongkong Land Holdings Ltd. - HKHGF	290,270	0.0
4,600	Hongkong Land Holdings Ltd. - HKL	17,987	0.0
600	Jardine Matheson Holdings Ltd.	30,108	0.0
10,704	Jardine Matheson Holdings Ltd. (SGX:J36)	542,802	0.1
179,632	Link REIT	1,000,033	0.1
109,644	MTR Corp.	504,754	0.1
107,273	New World Development Co. Ltd.	265,131	0.0
98,345	Power Assets Holdings Ltd.	516,260	0.1
260,626	Sino Land Co.	320,859	0.0
95,000	SITC International Holdings Co. Ltd.	173,961	0.0
102,971	Sun Hung Kai Properties Ltd.	1,300,998	0.1
30,620	Swire Pacific Ltd. - Class A	235,244	0.0
82,825	Swire Properties Ltd.	204,070	0.0
97,500	Techtronic Industries Co., Ltd.	1,066,222	0.1
590,500 (3)	WH Group Ltd.	314,485	0.0
118,361 (1)	Wharf Real Estate Investment Co. Ltd.	593,860	0.1
117,000	Xinyi Glass Holding Co. Ltd.	182,908	0.0
		24,805,414	2.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland: 0.8%
94,955	AIB Group PLC	$399,629	0.0
75,788	Bank of Ireland Group PLC	723,583	0.1
39,526	CRH PLC	2,180,549	0.2
6,990	DCC PLC	391,032	0.0
12,533 (2)	Flutter Entertainment PLC	2,522,408	0.2
31,556 (1)(2)	James Hardie Industries SE	841,789	0.1
11,321	Kerry Group PLC - KYG	1,104,967	0.1
10,982	Kingspan Group Plc	731,006	0.1
18,480	Smurfit Kappa PLC	616,773	0.0
		9,511,736	0.8
	Israel: 0.6%
3,005	Azrieli Group Ltd.	169,770	0.0
89,927	Bank Hapoalim BM	741,592	0.1
109,315	Bank Leumi Le-Israel BM	819,163	0.1
6,863 (2)	Check Point Software Technologies	862,130	0.1
2,915 (2)	CyberArk Software Ltd.	455,702	0.0
1,884	Elbit Systems Ltd.	394,345	0.0
54,951	ICL Group Ltd.	301,614	0.0
87,591	Israel Discount Bank Ltd.	437,590	0.1
10,925	Mizrahi Tefahot Bank Ltd.	365,329	0.0
1,356 (2)	Monday.com Ltd.	232,174	0.0
4,513 (2)	Nice Ltd.	928,853	0.1
78,643 (2)	Teva Pharmaceutical Industries Ltd. ADR	592,182	0.1
7,811 (2)	Tower Semiconductor Ltd.	288,532	0.0
3,835 (2)	Wix.com Ltd.	300,050	0.0
		6,889,026	0.6
	Italy: 2.1%
8,817 (1)	Amplifon S.p.A.	323,407	0.0
71,998	Assicurazioni Generali S.p.A.	1,464,153	0.1
37,013	Davide Campari-Milano NV	512,972	0.1
1,783	DiaSorin SpA	185,734	0.0
577,769	Enel S.p.A.	3,895,574	0.3
164,910	ENI S.p.A.	2,374,115	0.2
25,448	Ermenegildo Zegna NV	322,681	0.0
8,954	Ferrari NV	2,927,498	0.3
43,202	FinecoBank Banca Fineco SpA	581,527	0.1
23,797 (1)(3)	Infrastrutture Wireless Italiane SpA	314,127	0.0
1,146,572	Intesa Sanpaolo SpA	3,006,033	0.3
39,214 (1)	Mediobanca Banca di Credito Finanziario SpA	469,491	0.0
14,632	Moncler SpA	1,012,358	0.1
41,794 (2)(3)	Nexi SpA	327,907	0.0
36,994 (1)(3)	Poste Italiane SpA	400,754	0.0
18,038	Prysmian SpA	754,418	0.1
7,404	Recordati Industria Chimica e Farmaceutica SpA	353,711	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
142,787	Snam SpA	$746,257	0.1
705,548 (1)(2)	Telecom Italia S.p.A. - TIT	198,916	0.0
99,627 (1)	Terna - Rete Elettrica Nazionale	849,737	0.1
130,974	UniCredit SpA	3,045,621	0.3
		24,066,991	2.1
	Japan: 21.9%
13,600	Advantest Corp.	1,831,702	0.2
46,480	Aeon Co., Ltd.	951,748	0.1
14,521 (1)	AGC, Inc.	522,407	0.1
10,411	Aisin Corp.	321,502	0.0
32,028	Ajinomoto Co., Inc.	1,275,895	0.1
11,289 (2)	ANA Holdings, Inc.	268,907	0.0
34,258 (1)	Asahi Group Holdings, Ltd.	1,329,205	0.1
15,400	Asahi Intecc Co. Ltd.	303,195	0.0
88,853	Asahi Kasei Corp.	601,630	0.1
128,520	Astellas Pharma, Inc.	1,913,982	0.2
8,100	Azbil Corp.	256,365	0.0
42,479	Bandai Namco Holdings, Inc.	983,700	0.1
9,400	BayCurrent Consulting, Inc.	353,458	0.0
40,543 (1)	Bridgestone Corp.	1,665,575	0.2
16,386	Brother Industries Ltd.	239,835	0.0
71,093 (1)	Canon, Inc.	1,868,796	0.2
12,300	Capcom Co., Ltd.	487,578	0.1
10,228	Central Japan Railway Co.	1,281,481	0.1
37,566	Chiba Bank Ltd.	227,806	0.0
45,642	Chubu Electric Power Co., Inc.	556,809	0.1
47,718 (1)	Chugai Pharmaceutical Co., Ltd.	1,358,962	0.1
77,109	Concordia Financial Group Ltd.	301,486	0.0
30,500	CyberAgent, Inc.	222,962	0.0
15,774	Dai Nippon Printing Co., Ltd.	448,071	0.0
21,500	Daifuku Co., Ltd.	442,810	0.0
66,783	Dai-ichi Life Holdings, Inc.	1,270,206	0.1
131,379	Daiichi Sankyo Co., Ltd.	4,174,473	0.4
18,698	Daikin Industries Ltd.	3,831,319	0.3
4,381	Daito Trust Construction Co., Ltd.	443,820	0.0
42,554	Daiwa House Industry Co., Ltd.	1,124,361	0.1
156	Daiwa House REIT Investment Corp.	299,106	0.0
94,421	Daiwa Securities Group, Inc.	486,552	0.0
30,767	Denso Corp.	2,075,300	0.2
14,403 (1)	Dentsu Group, Inc.	473,674	0.0
6,500	Disco Corp.	1,030,549	0.1
21,433	East Japan Railway Co.	1,188,534	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
17,879	Eisai Co., Ltd.	$1,211,733	0.1
204,664	ENEOS Holdings, Inc.	703,475	0.1
68,165	Fanuc Ltd.	2,392,977	0.2
12,426	Fast Retailing Co., Ltd.	3,186,956	0.3
9,023	Fuji Electric Co. Ltd.	397,238	0.0
26,460	Fuji Film Holdings Corp.	1,576,571	0.1
12,513	Fujitsu Ltd.	1,620,219	0.1
317	GLP J-Reit	312,672	0.0
3,000	GMO Payment Gateway, Inc.	235,319	0.0
16,600	Hakuhodo DY Holdings, Inc.	175,228	0.0
9,942	Hamamatsu Photonics KK	488,086	0.1
16,257	Hankyu Hanshin Holdings, Inc.	537,524	0.1
1,500	Hikari Tsushin, Inc.	215,298	0.0
2,164	Hirose Electric Co., Ltd.	288,103	0.0
7,610	Hitachi Construction Machinery Co., Ltd.	213,974	0.0
66,591	Hitachi Ltd.	4,140,396	0.4
109,342	Honda Motor Co., Ltd.	3,312,392	0.3
7,700	Hoshizaki Corp.	276,450	0.0
25,337	Hoya Corp.	3,031,984	0.3
27,164 (1)	Hulic Co. Ltd.	232,753	0.0
8,000	Ibiden Co., Ltd.	455,180	0.0
14,755	Idemitsu Kosan Co., Ltd.	296,060	0.0
11,291	Iida Group Holdings Co. Ltd.	190,805	0.0
68,916 (1)	Inpex Corp.	757,143	0.1
41,268	Isuzu Motors Ltd.	500,632	0.1
84,416 (1)	Itochu Corp.	3,353,135	0.3
6,800	Itochu Techno-Solutions Corp.	172,311	0.0
10,178	Japan Airlines Co. Ltd.	220,694	0.0
35,514	Japan Exchange Group, Inc.	621,441	0.1
495	Japan Metropolitan Fund Invest	331,197	0.0
104,500 (1)	Japan Post Bank Co. Ltd.	814,916	0.1
155,900	Japan Post Holdings Co. Ltd.	1,120,492	0.1
14,200	Japan Post Insurance Co. Ltd.	213,411	0.0
91	Japan Real Estate Investment Corp.	346,307	0.0
85,202 (1)	Japan Tobacco, Inc.	1,866,434	0.2
34,802	JFE Holdings, Inc.	497,549	0.1
12,535	JSR Corp.	360,208	0.0
29,954	Kajima Corp.	452,264	0.0
49,862	Kansai Electric Power Co., Inc.	625,589	0.1
33,075 (1)	Kao Corp.	1,200,289	0.1
9,800	Kawasaki Kisen Kaisha Ltd.	240,296	0.0
106,301	KDDI Corp.	3,282,907	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
7,268	Keio Corp.	$228,626	0.0
9,198	Keisei Electric Railway Co., Ltd.	381,251	0.0
13,888	Keyence Corp.	6,598,976	0.6
9,634	Kikkoman Corp.	550,185	0.1
12,897	Kintetsu Group Holdings Co., Ltd.	446,652	0.0
55,156 (1)	Kirin Holdings Co., Ltd.	805,426	0.1
3,600	Kobayashi Pharmaceutical Co., Ltd.	195,745	0.0
10,700	Kobe Bussan Co. Ltd.	277,720	0.0
8,340	Koei Tecmo Holdings Co. Ltd.	144,461	0.0
14,800	Koito Manufacturing Co., Ltd.	268,578	0.0
65,683	Komatsu Ltd.	1,776,595	0.2
7,166	Konami Holdings Corp.	375,792	0.0
2,400 (1)	Kose Corp.	230,711	0.0
71,922 (1)	Kubota Corp.	1,052,857	0.1
7,448	Kurita Water Industries, Ltd.	285,946	0.0
22,794	Kyocera Corp.	1,239,130	0.1
19,114	Kyowa Kirin Co., Ltd.	354,283	0.0
5,400	Lasertec Corp.	816,029	0.1
20,292	Lixil Corp.	258,279	0.0
31,300	M3, Inc.	682,485	0.1
15,908	Makita Corp.	449,660	0.0
108,556	Marubeni Corp.	1,850,229	0.2
8,100	MatsukiyoCocokara & Co.	454,987	0.0
40,266	Mazda Motor Corp.	389,138	0.0
6,100 (1)	McDonald’s Holdings Co. Japan Ltd.	237,160	0.0
15,776	MEIJI Holdings Co., Ltd.	352,292	0.0
25,700	Minebea Mitsumi, Inc.	487,443	0.1
20,200	MISUMI Group, Inc.	406,688	0.0
90,648	Mitsubishi Chemical Group Corp.	545,214	0.1
88,093	Mitsubishi Corp.	4,259,024	0.4
137,261	Mitsubishi Electric Corp.	1,940,438	0.2
79,727	Mitsubishi Estate Co., Ltd.	947,183	0.1
62,476	Mitsubishi HC Capital, Inc.	370,946	0.0
22,719	Mitsubishi Heavy Industries Ltd.	1,061,097	0.1
811,206	Mitsubishi UFJ Financial Group, Inc.	5,979,459	0.5
93,301	Mitsui & Co., Ltd.	3,531,240	0.3
12,114	Mitsui Chemicals, Inc.	357,069	0.0
64,119	Mitsui Fudosan Co., Ltd.	1,277,982	0.1
24,400 (1)	Mitsui OSK Lines Ltd.	587,043	0.1
171,406	Mizuho Financial Group, Inc.	2,620,021	0.2
17,700	MonotaRO Co. Ltd.	226,036	0.0
30,454	MS&AD Insurance Group Holdings, Inc.	1,078,446	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
40,844	Murata Manufacturing Co., Ltd.	$2,346,117	0.2
17,420	NEC Corp.	845,088	0.1
27,700	Nexon Co. Ltd.	531,194	0.1
16,869	NGK Insulators Ltd.	201,543	0.0
29,684	Nidec Corp.	1,635,750	0.2
5,122 (1)	Niippon Express Holdings, Inc.	288,923	0.0
73,840	Nintendo Co., Ltd.	3,366,242	0.3
109 (1)	Nippon Building Fund, Inc.	428,608	0.0
67,385	Nippon Paint Holdings Co., Ltd.	557,679	0.1
156	Nippon Prologis REIT, Inc.	313,529	0.0
12,225	Nippon Sanso Holdings Corp.	265,599	0.0
3,700	Nippon Shinyaku Co., Ltd.	151,381	0.0
57,380	Nippon Steel Corp.	1,200,922	0.1
2,122,400	Nippon Telegraph & Telephone Corp.	2,511,449	0.2
34,309 (1)	Nippon Yusen KK	761,957	0.1
9,000	Nissan Chemical Corp.	388,077	0.0
164,392	Nissan Motor Co., Ltd.	674,687	0.1
13,967	Nisshin Seifun Group, Inc.	172,644	0.0
4,417	Nissin Food Products Co., Ltd.	365,220	0.0
5,706	Nitori Holdings Co. Ltd.	640,751	0.1
10,642	Nitto Denko Corp.	789,910	0.1
206,026	Nomura Holdings, Inc.	785,478	0.1
7,845	Nomura Real Estate Holdings, Inc.	186,512	0.0
300	Nomura Real Estate Master Fund, Inc.	346,015	0.0
27,368	Nomura Research Institute Ltd.	756,108	0.1
44,720	NTT Data Group Corp.	627,015	0.1
46,015	Obayashi Corp.	397,953	0.0
5,000	Obic Co., Ltd.	802,542	0.1
20,827	Odakyu Electric Railway Co., Ltd.	279,075	0.0
61,226	Oji Holdings Corp.	228,928	0.0
85,428	Olympus Corp.	1,351,928	0.1
12,423	Omron Corp.	762,794	0.1
27,590	Ono Pharmaceutical Co., Ltd.	497,818	0.1
5,500	Open House Group Co. Ltd.	198,558	0.0
2,700	Oracle Corp. Japan	200,809	0.0
77,500	Oriental Land Co., Ltd.	3,021,414	0.3
83,363	ORIX Corp.	1,520,224	0.1
26,565	Osaka Gas Co., Ltd.	407,183	0.0
8,122	Otsuka Corp.	316,365	0.0
27,746	Otsuka Holdings Co. Ltd.	1,017,769	0.1
26,968	Pan Pacific International Holdings Corp.	482,989	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
156,931	Panasonic Holdings Corp.	$1,924,277	0.2
12,600	Persol Holdings Co. Ltd.	228,033	0.0
106,070 (1)	Rakuten Group, Inc.	369,604	0.0
102,400	Recruit Holdings Co. Ltd.	3,268,131	0.3
90,400 (2)	Renesas Electronics Corp.	1,706,057	0.2
153,013	Resona Holdings, Inc.	732,623	0.1
38,832	Ricoh Co., Ltd.	330,921	0.0
6,250	Rohm Co., Ltd.	592,026	0.1
17,370	SBI Holdings, Inc.	334,997	0.0
11,100	SCSK Corp.	174,681	0.0
14,906	Secom Co., Ltd.	1,008,816	0.1
20,516	Seiko Epson Corp.	320,300	0.0
25,819	Sekisui Chemical Co., Ltd.	373,012	0.0
43,785	Sekisui House Ltd.	884,440	0.1
53,571	Seven & I Holdings Co., Ltd.	2,314,383	0.2
22,700	SG Holdings Co. Ltd.	323,799	0.0
16,100 (1)(2)	Sharp Corp.	90,281	0.0
16,772	Shimadzu Corp.	518,399	0.1
5,455	Shimano, Inc.	913,207	0.1
39,092	Shimizu Corp.	247,506	0.0
129,445	Shin-Etsu Chemical Co., Ltd.	4,325,787	0.4
18,732	Shionogi & Co., Ltd.	790,106	0.1
28,362	Shiseido Co., Ltd.	1,285,642	0.1
31,581	Shizuoka Financial Group, Inc.	228,159	0.0
4,136	SMC Corp.	2,298,631	0.2
204,000	SoftBank Corp.	2,179,801	0.2
73,092	SoftBank Group Corp.	3,446,991	0.3
22,213	Sompo Holdings, Inc.	996,680	0.1
89,570	Sony Group Corp.	8,085,503	0.7
6,100	Square Enix Holdings Co., Ltd.	283,820	0.0
43,735	Subaru Corp.	823,695	0.1
24,800 (1)	Sumco Corp.	351,842	0.0
99,971	Sumitomo Chemical Co., Ltd.	303,853	0.0
80,055	Sumitomo Corp.	1,698,365	0.2
50,633	Sumitomo Electric Industries Ltd.	620,365	0.1
17,480	Sumitomo Metal Mining Co., Ltd.	564,293	0.1
92,751	Sumitomo Mitsui Financial Group, Inc.	3,975,257	0.4
23,485	Sumitomo Mitsui Trust Holdings, Inc.	833,144	0.1
20,296	Sumitomo Realty & Development Co., Ltd.	502,955	0.1
9,834 (1)	Suntory Beverage & Food Ltd.	356,499	0.0
26,144	Suzuki Motor Corp.	948,055	0.1
11,938	Sysmex Corp.	817,717	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
35,611	T&D Holdings, Inc.	$522,265	0.1
12,061	Taisei Corp.	421,392	0.0
112,422	Takeda Pharmaceutical Co., Ltd.	3,532,587	0.3
27,636	TDK Corp.	1,077,938	0.1
47,828	Terumo Corp.	1,523,306	0.1
16,000	TIS, Inc.	400,885	0.0
13,385	Tobu Railway Co., Ltd.	358,894	0.0
7,900	Toho Co., Ltd.	300,907	0.0
128,064	Tokio Marine Holdings, Inc.	2,952,332	0.3
108,066 (2)	Tokyo Electric Power Co., Inc.	396,367	0.0
31,795	Tokyo Electron Ltd.	4,579,386	0.4
27,772	Tokyo Gas Co., Ltd.	605,919	0.1
37,594	Tokyu Corp.	453,416	0.0
17,416	Toppan, Inc.	376,389	0.0
98,203	Toray Industries, Inc.	547,522	0.1
29,261	Toshiba Corp.	918,191	0.1
18,400	Tosoh Corp.	217,638	0.0
9,434	Toto Ltd.	285,250	0.0
10,405	Toyota Industries Corp.	745,457	0.1
753,290	Toyota Motor Corp.	12,106,944	1.1
15,054	Toyota Tsusho Corp.	752,340	0.1
9,453	Trend Micro, Inc.	457,586	0.0
28,678	Unicharm Corp.	1,066,388	0.1
14,526	USS Co., Ltd.	240,488	0.0
6,700	Welcia Holdings Co. Ltd.	139,555	0.0
15,621	West Japan Railway Co.	649,709	0.1
9,085	Yakult Honsha Co., Ltd.	574,590	0.1
10,007	Yamaha Corp.	385,478	0.0
21,104 (1)	Yamaha Motor Co., Ltd.	606,702	0.1
20,201	Yamato Holdings Co., Ltd.	366,160	0.0
17,042	Yaskawa Electric Corp.	785,689	0.1
16,173	Yokogawa Electric Corp.	299,381	0.0
189,244	Z Holdings Corp.	456,095	0.0
8,800	ZOZO, Inc.	182,553	0.0
		249,543,990	21.9
	Luxembourg: 0.1%
9,544	Eurofins Scientific SE	606,502	0.1
33,437	Tenaris S.A.	500,187	0.0
		1,106,689	0.1
	Macau: 0.1%
155,159 (2)	Galaxy Entertainment Group Ltd.	988,474	0.1
172,002 (1)(2)	Sands China Ltd.	589,058	0.0
		1,577,532	0.1
	Netherlands: 6.4%
28,599 (3)	ABN AMRO Bank NV	444,523	0.0
1,542 (2)(3)	Adyen NV	2,670,238	0.2
119,878 (1)	Aegon NV	608,548	0.1
11,752 (2)	AerCap Holdings NV	746,487	0.1
42,111 (1)	Airbus SE	6,088,497	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
12,107	Akzo Nobel NV	$989,788	0.1
34,296	ArcelorMittal SA	935,739	0.1
3,955 (1)(2)	Argenx SE	1,542,437	0.1
3,330 (1)	ASM International NV	1,413,936	0.1
28,638 (1)	ASML Holding NV	20,772,010	1.8
6,067 (3)	Euronext NV	412,648	0.0
7,679	EXOR NV	685,541	0.1
36,173 (1)	Ferrovial SE	1,143,506	0.1
8,158	Heineken Holding NV	709,928	0.1
18,413	Heineken NV	1,893,535	0.2
4,035 (1)	IMCD NV	580,682	0.0
257,119	ING Groep NV	3,466,384	0.3
8,928 (1)	JDE Peet’s NV	265,574	0.0
14,844 (1)(2)(3)	Just Eat Takeaway.com NV	227,538	0.0
69,310	Koninklijke Ahold Delhaize NV	2,362,994	0.2
229,439	Koninklijke KPN NV	819,093	0.1
66,126 (1)	Koninklijke Philips NV	1,432,799	0.1
17,813	NN Group NV	659,397	0.1
7,460	OCI NV	179,182	0.0
16,123 (2)	QIAGEN NV	724,730	0.1
7,841 (1)	Randstad NV	413,533	0.0
486,442	Shell PLC	14,511,414	1.3
43,291	Stellantis NV (STLAM)	761,084	0.1
116,501	Stellantis NV (STLAP)	2,047,955	0.2
58,202	Universal Music Group NV	1,292,948	0.1
18,293	Wolters Kluwer NV	2,322,732	0.2
		73,125,400	6.4
	New Zealand: 0.2%
88,645 (2)	Auckland International Airport Ltd.	465,871	0.0
41,157	Fisher & Paykel Healthcare Corp. Ltd.	619,732	0.1
49,071	Mercury NZ Ltd.	196,134	0.0
91,385	Meridian Energy Ltd.	314,692	0.0
132,636	Spark New Zealand Ltd.	415,058	0.0
10,195 (2)	Xero Ltd.	816,825	0.1
		2,828,312	0.2
	Norway: 0.6%
20,635 (2)	Adevinta ASA	135,599	0.0
22,376	Aker BP ASA	524,973	0.1
66,080	DNB Bank ASA	1,235,743	0.1
67,673	Equinor ASA	1,970,562	0.2
14,162	Gjensidige Forsikring ASA	226,873	0.0
6,278	Kongsberg Gruppen ASA	285,361	0.0
31,224	Mowi ASA	495,401	0.0
95,227	Norsk Hydro ASA	567,673	0.1
53,182	Orkla ASA	382,401	0.0
5,155 (1)	Salmar ASA	207,736	0.0
49,547	Telenor ASA	502,384	0.1
11,724 (1)	Yara International ASA	414,231	0.0
		6,948,937	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Portugal: 0.2%
208,054	EDP - Energias de Portugal SA	$1,016,901	0.1
35,494	Galp Energia SGPS SA	414,780	0.0
20,052	Jeronimo Martins SGPS SA	552,406	0.1
		1,984,087	0.2
	Russia: —%
5,115 (2)(4)	TCS Group Holding PLC GDR	—	—

	Singapore: 1.4%
377,840	CapitaLand Integrated Commercial Trust	535,452	0.1
184,196	Capitaland Investment Ltd./Singapore	452,559	0.0
237,937	CapLand Ascendas REIT	480,246	0.1
35,481	City Developments Ltd.	176,979	0.0
128,720	DBS Group Holdings Ltd.	3,005,970	0.3
428,212	Genting Singapore Ltd.	298,582	0.0
132,697 (2)	Grab Holdings Ltd.	455,150	0.1
7,000	Jardine Cycle & Carriage Ltd.	180,502	0.0
103,104	Keppel Corp., Ltd.	513,123	0.1
245,494	Mapletree Logistics Trust	295,267	0.0
166,800	Mapletree Pan Asia Commercial Trust	200,665	0.0
240,522	Oversea-Chinese Banking Corp., Ltd.	2,188,026	0.2
25,919 (2)	Sea Ltd. ADR	1,504,339	0.1
2,908,398 (2)	Seatrium Ltd.	269,754	0.0
94,900 (1)	Singapore Airlines Ltd.	502,783	0.1
60,751	Singapore Exchange Ltd.	432,620	0.0
110,506	Singapore Technologies Engineering Ltd.	301,534	0.0
586,550	Singapore Telecommunications Ltd.	1,086,390	0.1
89,856	United Overseas Bank Ltd.	1,864,625	0.2
32,900	UOL Group Ltd.	156,811	0.0
19,600	Venture Corp. Ltd.	213,989	0.0
135,976	Wilmar International Ltd.	383,073	0.0
		15,498,439	1.4
	Spain: 2.5%
— (4)	Abertis Infraestructuras SA	—	—
1,748	Acciona SA	296,794	0.0
14,820 (1)	ACS Actividades de Construccion y Servicios SA	521,129	0.1
5,311 (3)	Aena SME SA	859,570	0.1
32,002 (2)	Amadeus IT Group SA	2,436,971	0.2
428,362	Banco Bilbao Vizcaya Argentaria SA	3,290,986	0.3
— (4)	Banco Popular Espanol S.A.	—	—
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain (continued)
1,168,843	Banco Santander SA	$4,327,229	0.4
293,111	CaixaBank SA	1,214,161	0.1
40,149 (3)	Cellnex Telecom SA	1,622,175	0.1
4,663	Corp ACCIONA Energias Renovables SA	156,001	0.0
18,441 (1)	EDP Renovaveis S.A.	368,517	0.0
17,624 (1)	Enagas	346,376	0.0
22,491 (1)	Endesa S.A.	483,280	0.1
21,122 (1)(2)	Grifols SA	270,971	0.0
413,529	Iberdrola S.A. - IBEE	5,400,206	0.5
77,489	Industria de Diseno Textil SA	3,005,636	0.3
8,954	Naturgy Energy Group SA	266,924	0.0
28,735 (1)	Redeia Corp. SA	483,239	0.1
94,294 (1)	Repsol SA	1,371,415	0.1
369,230	Telefonica S.A.	1,499,062	0.1
		28,220,642	2.5
	Sweden: 2.9%
20,514	Alfa Laval AB	748,302	0.1
71,200	Assa Abloy AB	1,711,432	0.2
190,810	Atlas Copco AB - A Shares	2,754,702	0.3
110,880	Atlas Copco AB - B Shares	1,382,505	0.1
27,338	Beijer Ref AB	349,202	0.0
19,367	Boliden AB	561,220	0.1
46,421 (1)(2)	Embracer Group AB	116,088	0.0
46,814	Epiroc AB-A	886,744	0.1
27,613	Epiroc AB-B	446,929	0.1
25,173 (1)	EQT AB	484,624	0.1
43,270	Essity AB	1,152,353	0.1
13,019 (3)	Evolution AB	1,649,817	0.2
46,314 (1)(2)	Fastighets AB Balder	169,582	0.0
16,197	Getinge AB	284,154	0.0
46,693 (1)	H & M Hennes & Mauritz AB	802,994	0.1
147,486	Hexagon AB	1,814,126	0.2
6,643 (1)	Holmen AB	238,754	0.0
29,712 (1)	Husqvarna AB - B Shares	269,594	0.0
9,233 (1)	Industrivarden AB-Class A	256,070	0.0
10,904 (1)	Industrivarden AB-Class C	300,892	0.0
19,348 (1)	Indutrade AB	436,694	0.0
10,483 (1)	Investment AB Latour	208,119	0.0
30,998 (1)	Investor AB-A SHS	620,374	0.1
122,954	Investor AB-B SHS	2,459,705	0.2
17,184 (1)(2)	Kinnevik AB	238,368	0.0
16,506 (1)	Lifco AB	359,464	0.0
5,381 (1)	Lundbergforetagen AB	229,147	0.0
107,656	Nibe Industrier AB	1,023,632	0.1
5,688	Saab AB	307,926	0.0
13,501	Sagax AB	266,986	0.0
75,742 (1)	Sandvik AB	1,478,802	0.1
34,842 (1)	Securitas AB	286,184	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
114,791	Skandinaviska Enskilda Banken AB	$1,269,618	0.1
24,090 (1)	Skanska AB	337,994	0.0
24,206	SKF AB - B Shares	421,802	0.0
42,901 (1)	Svenska Cellulosa AB SCA	547,631	0.1
103,328 (1)	Svenska Handelsbanken AB	865,088	0.1
60,311	Swedbank AB	1,017,816	0.1
12,065 (1)(2)	Swedish Orphan Biovitrum AB	235,814	0.0
37,950	Tele2 AB	313,858	0.0
207,341 (1)	Telefonaktiebolaget LM Ericsson	1,126,545	0.1
174,309 (1)	Telia Co. AB	382,409	0.0
14,179	Volvo AB	302,205	0.0
107,198	Volvo AB - B Shares	2,218,465	0.2
42,195 (1)(2)	Volvo Car AB	167,882	0.0
		33,502,612	2.9
	Switzerland: 10.5%
111,656 (1)	ABB Ltd.	4,392,642	0.4
11,330	Adecco Group AG	371,073	0.0
35,497	Alcon, Inc.	2,944,916	0.3
2,398 (1)	Bachem Holding AG	209,383	0.0
3,243	Baloise Holding AG	477,020	0.0
2,133 (1)	Banque Cantonale Vaudoise	225,299	0.0
253	Barry Callebaut AG	488,816	0.0
1,495	BKW AG	264,316	0.0
71	Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	892,682	0.1
8	Chocoladefabriken Lindt & Spruengli AG - Registered	992,952	0.1
37,081	Cie Financiere Richemont SA	6,298,876	0.6
15,278	Clariant AG	221,020	0.0
15,646	Coca-Cola HBC AG	466,719	0.0
12,416 (2)	DSM-Firmenich AG	1,336,140	0.1
7,002 (1)(2)	Dufry Group	319,375	0.0
497 (1)	EMS-Chemie Holding AG	376,632	0.0
2,421	Geberit AG - Reg	1,268,807	0.1
656 (1)	Givaudan	2,175,914	0.2
758,218	Glencore PLC	4,299,018	0.4
2,637	Helvetia Holding AG	357,404	0.0
39,378	Holcim AG	2,654,362	0.2
15,188	Julius Baer Group Ltd.	958,477	0.1
3,860	Kuehne & Nagel International AG	1,143,436	0.1
11,682 (1)	Logitech International SA	697,242	0.1
5,290	Lonza Group AG	3,161,900	0.3
195,352	Nestle SA	23,499,206	2.1
145,607	Novartis AG	14,680,016	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
1,612	Partners Group	$1,519,859	0.1
2,274	Roche Holding AG-BR	746,733	0.1
49,908	Roche Holding AG-GENUSSCHEIN	15,245,400	1.3
2,883	Schindler Holding AG - Part Cert	676,948	0.1
1,662	Schindler Holding AG - Reg	374,128	0.0
10,648	SGS SA	1,007,311	0.1
21,724 (1)	SIG Group AG	600,163	0.1
10,375	Sika AG	2,971,406	0.3
3,693	Sonova Holding AG - Reg	985,431	0.1
48,551 (1)	STMicroelectronics NV-STM1	2,421,410	0.2
7,929	Straumann Holding AG	1,289,303	0.1
2,049	Swatch Group AG - BR	599,112	0.1
3,726	Swatch Group AG - Reg	204,912	0.0
2,190	Swiss Life Holding AG	1,282,654	0.1
5,432 (1)	Swiss Prime Site AG	471,857	0.0
21,426	Swiss Re Ltd.	2,158,944	0.2
1,840	Swisscom AG	1,148,419	0.1
4,509	Temenos AG	359,032	0.0
233,581	UBS Group AG	4,734,376	0.4
1,912 (3)	VAT Group AG	791,977	0.1
10,688	Zurich Insurance Group AG	5,084,160	0.5
		119,847,178	10.5
	United Arab Emirates: —%
19,351 (4)	NMC Health PLC	—	—

	United Kingdom: 12.8%
69,141	3i Group PLC	1,713,798	0.2
143,615	Abrdn PLC	398,818	0.0
15,079	Admiral Group Plc	399,349	0.0
90,267	Anglo American PLC	2,570,224	0.2
27,923	Antofagasta PLC	519,270	0.0
31,153	Ashtead Group PLC	2,159,870	0.2
25,193	Associated British Foods PLC	637,960	0.1
110,097	AstraZeneca PLC	15,782,907	1.4
65,995 (3)	Auto Trader Group PLC	512,421	0.0
198,483	Aviva PLC	998,621	0.1
216,910	BAE Systems PLC	2,557,645	0.2
1,104,463	Barclays PLC	2,157,674	0.2
70,932	Barratt Developments PLC	372,800	0.0
7,696	Berkeley Group Holdings PLC	383,646	0.0
1,256,986	BP PLC	7,318,663	0.6
150,892	British American Tobacco PLC	5,013,464	0.4
62,359	British Land Co. PLC	240,479	0.0
493,875 (1)	BT Group PLC	768,537	0.1
23,990	Bunzl PLC	914,215	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
27,249	Burberry Group PLC	$735,275	0.1
403,929	Centrica Plc	636,894	0.1
72,692	CNH Industrial NV	1,048,411	0.1
10,955	Coca-Cola Europacific Partners PLC	705,642	0.1
3,657	Coca-Cola European Partners PLC - USD	235,620	0.0
123,954	Compass Group PLC	3,471,109	0.3
13,070	CRH PLC - London	722,959	0.1
9,887	Croda International PLC	706,769	0.1
160,169	Diageo PLC	6,885,840	0.6
13,188 (1)	Endeavour Mining PLC	316,719	0.0
45,282	Entain PLC	732,202	0.1
65,230	Experian PLC	2,503,598	0.2
290,893	GSK PLC	5,155,380	0.5
360,798	Haleon PLC	1,480,887	0.1
26,882	Halma PLC	778,111	0.1
25,189	Hargreaves Lansdown PLC	261,116	0.0
11,696	Hikma Pharmaceuticals PLC	281,462	0.0
1,419,232	HSBC Holdings PLC	11,237,279	1.0
62,363	Imperial Brands PLC	1,380,374	0.1
98,866	Informa PLC	912,849	0.1
12,415	InterContinental Hotels Group PLC	858,208	0.1
11,428	Intertek Group PLC	619,490	0.1
117,158	J Sainsbury Plc	400,503	0.0
184,097	JD Sports Fashion PLC	341,979	0.0
12,990	Johnson Matthey PLC	288,375	0.0
138,298	Kingfisher PLC	407,598	0.0
49,882	Land Securities Group PLC	364,731	0.0
424,327	Legal & General Group PLC	1,228,558	0.1
4,706,942	Lloyds Banking Group Plc	2,609,292	0.2
28,526	London Stock Exchange Group PLC	3,036,125	0.3
159,287	M&G PLC	387,652	0.0
34,381	Mondi PLC	524,532	0.1
261,230	National Grid PLC	3,463,491	0.3
407,358	NatWest Group PLC	1,245,089	0.1
8,673	Next PLC	760,504	0.1
40,916 (1)(2)	Ocado Group PLC	296,086	0.0
45,764	Pearson PLC	479,783	0.0
22,611	Persimmon PLC	294,615	0.0
53,119	Phoenix Group Holdings PLC	359,401	0.0
195,580	Prudential PLC	2,762,259	0.2
50,875	Reckitt Benckiser Group PLC	3,823,308	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
135,175	Relx PLC (GBP Exchange)	$4,509,545	0.4
179,016	Rentokil Initial Plc	1,399,677	0.1
79,970	Rio Tinto PLC	5,082,080	0.5
594,409 (2)	Rolls-Royce Holdings PLC	1,143,052	0.1
57,258	Schroders PLC	318,563	0.0
85,910	Segro PLC	783,485	0.1
17,811	Severn Trent PLC	580,645	0.1
62,042	Smith & Nephew PLC	1,000,946	0.1
25,101	Smiths Group PLC	525,158	0.1
5,241	Spirax-Sarco Engineering PLC	690,787	0.1
77,453	SSE PLC	1,816,284	0.2
38,936	St. James’s Place PLC	538,469	0.1
170,982	Standard Chartered PLC	1,487,562	0.1
250,095	Taylor Wimpey PLC	326,723	0.0
519,873	Tesco PLC	1,639,967	0.1
72,764	The Sage Group PLC	854,754	0.1
43,328	Unilever PLC	2,258,342	0.2
136,169	Unilever PLC - ULVRL	7,090,911	0.6
48,284	United Utilities Group PLC	590,394	0.1
1,629,851	Vodafone Group PLC	1,536,674	0.1
14,305	Whitbread PLC	615,783	0.1
43,674 (2)	Wise PLC	365,054	0.0
76,338	WPP PLC	800,161	0.1
		146,115,452	12.8
	Total Common Stock (Cost $650,710,097)	1,103,462,457	96.7

PREFERRED STOCK: 0.5%
	Germany: 0.5%
4,206	Bayerische Motoren Werke AG	479,296	0.0
8,089	Dr Ing hc F Porsche AG	1,004,888	0.1
12,023	Henkel AG & Co. KGaA	961,557	0.1
10,843	Porsche AG	653,503	0.1
1,862 (1)	Sartorius AG	645,108	0.0
14,648	Volkswagen AG	1,969,761	0.2
	Total Preferred Stock (Cost $4,155,743)	5,714,113	0.5
	Total Long-Term Investments (Cost $654,865,840)	1,109,176,570	97.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.2%
	Repurchase Agreements: 5.2%
2,723,749 (5)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $2,724,904, collateralized by various U.S. Government Agency Obligations, 3.062%-6.000%, Market Value plus accrued interest $2,778,224, due 08/01/28-02/01/53)	$2,723,749	0.2
10,946,524 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $10,951,095, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $11,165,454, due 10/13/23-02/20/73)	10,946,524	1.0
3,332,140 (5)	CF Secured LLC, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $3,333,531, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $3,398,783, due 07/20/23-04/20/73)	3,332,140	0.3
10,226,260 (5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/23, 5.11%, due 07/03/23 (Repurchase Amount $10,230,555, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $10,435,233, due 07/15/23-02/15/53)	10,226,260	0.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,050,098 (5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/23, 5.09%, due 07/03/23 (Repurchase Amount $2,050,956, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,091,100, due 07/05/23-05/15/53)	$2,050,098	0.2
3,495,619 (5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $3,497,102, collateralized by various U.S. Government Agency Obligations, 1.500%-7.145%, Market Value plus accrued interest $3,567,065, due 06/26/26-03/20/73)	3,495,619	0.3
12,000,000 (5)	National Bank Financial, Repurchase Agreement dated 06/30/23, 5.09%, due 07/03/23 (Repurchase Amount $12,005,020, collateralized by various U.S. Government Securities, 0.500%-4.000%, Market Value plus accrued interest $12,240,000, due 07/03/23-09/09/49)	12,000,000	1.0
655,995 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $656,268, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $669,115, due 07/31/23-05/20/53)	655,995	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,065,467 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $14,071,421, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,347,112, due 07/15/25-02/15/51)	$14,065,467	1.2
	Total Repurchase Agreements (Cost $59,495,852)	59,495,852	5.2

	Time Deposits: 0.4%
1,570,000 (5)	Barclays Bank PLC, 5.090%, 07/03/2023	1,570,000	0.2
1,550,000 (5)	Canadian Imperial Bank of Commerce, 5.060%, 07/03/2023	1,550,000	0.1
1,530,000 (5)	Landesbank Baden-Wurttemberg, 5.070%, 07/03/2023	1,530,000	0.1
	Total Time Deposits (Cost $4,650,000)	4,650,000	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
17,467,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $17,467,000)	17,467,000	1.6
	Total Short-Term Investments (Cost $81,612,852)	81,612,852	7.2
	Total Investments in Securities (Cost $736,478,692)	$1,190,789,422	104.4
	Liabilities in Excess of Other Assets	(50,217,675)	(4.4)
	Net Assets	$1,140,571,747	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2023.

Sector Diversification	Percentage of Net Assets
Financials	17.7%
Industrials	15.8
Health Care	12.7
Consumer Discretionary	12.3
Consumer Staples	9.8
Information Technology	8.0
Materials	7.2
Energy	4.1
Communication Services	4.0
Utilities	3.4
Real Estate	2.2
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(4.4)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$79,988,624	$—	$79,988,624
Austria	—	1,979,015	—	1,979,015
Belgium	—	8,633,894	—	8,633,894
China	155,304	5,290,653	—	5,445,957
Denmark	—	33,881,293	—	33,881,293
Finland	—	12,183,763	—	12,183,763
France	—	126,860,840	—	126,860,840
Germany	—	88,916,634	—	88,916,634
Hong Kong	30,108	24,775,306	—	24,805,414
Ireland	—	9,511,736	—	9,511,736
Israel	2,442,238	4,446,788	—	6,889,026
Italy	322,681	23,744,310	—	24,066,991
Japan	237,160	249,306,830	—	249,543,990
Luxembourg	—	1,106,689	—	1,106,689
Macau	—	1,577,532	—	1,577,532
Netherlands	2,155,567	70,969,833	—	73,125,400
New Zealand	—	2,828,312	—	2,828,312
Norway	—	6,948,937	—	6,948,937
Portugal	—	1,984,087	—	1,984,087
Russia	—	—	—	—
Singapore	1,959,489	13,538,950	—	15,498,439
Spain	—	28,220,642	—	28,220,642
Sweden	—	33,502,612	—	33,502,612
Switzerland	1,336,140	118,511,038	—	119,847,178
United Arab Emirates	—	—	—	—
United Kingdom	235,620	145,879,832	—	146,115,452
Total Common Stock	8,874,307	1,094,588,150	—	1,103,462,457
Preferred Stock	—	5,714,113	—	5,714,113
Short-Term Investments	17,467,000	64,145,852	—	81,612,852
Total Investments, at fair value	$26,341,307	$1,164,448,115	$—	$1,190,789,422
Other Financial Instruments+
Futures	276,979	—	—	276,979
Total Assets	$26,618,286	$1,164,448,115	$—	$1,191,066,401

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya International Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	311	09/15/23	$33,518,025	$276,979
			$33,518,025	$276,979
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$276,979
Total Asset Derivatives		$276,979

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$7,476	$—	$7,476
Equity contracts	—	1,968,844	1,968,844
Total	$7,476	$1,968,844	$1,976,320
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts
Equity contracts	$—	$1,065,303	$1,065,303
Total	$—	$1,065,303	$1,065,303
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $823,163,823.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$438,333,187
Gross Unrealized Depreciation	(68,828,472)
Net Unrealized Appreciation	$369,504,715
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 11.6%
460,495 (1)	Alphabet, Inc. - Class A	$55,121,251	3.8
399,076 (1)	Alphabet, Inc. - Class C	48,276,224	3.3
7,942 (1)	Charter Communications, Inc.	2,917,653	0.2
171,402 (1)	Meta Platforms, Inc.	49,188,946	3.3
33,980 (1)	NetFlix, Inc.	14,967,850	1.0
		170,471,924	11.6
	Consumer Discretionary: 16.3%
31,404 (1)	Airbnb, Inc.	4,024,737	0.3
698,158 (1)	Amazon.com, Inc.	91,011,877	6.2
1,188 (1)	Autozone, Inc.	2,962,112	0.2
2,875 (1)	Booking Holdings, Inc.	7,763,449	0.5
2,128 (1)	Chipotle Mexican Grill, Inc.	4,551,792	0.3
78,479	Home Depot, Inc.	24,378,717	1.7
23,884 (1)	Las Vegas Sands Corp.	1,385,272	0.1
33,896	Lowe’s Cos, Inc.	7,650,327	0.5
8,618 (1)	Lululemon Athletica, Inc.	3,261,913	0.2
19,548	Marriott International, Inc.	3,590,772	0.2
23,340	McDonald’s Corp.	6,964,889	0.5
49,114	Nike, Inc. - Class B	5,420,712	0.4
4,010 (1)	O’Reilly Automotive, Inc.	3,830,753	0.3
87,424	Starbucks Corp.	8,660,221	0.6
213,809 (1)	Tesla, Inc.	55,968,782	3.8
89,245	TJX Cos., Inc.	7,567,083	0.5
		238,993,408	16.3
	Consumer Staples: 4.6%
149,695	Coca-Cola Co.	9,014,633	0.6
1,185	Constellation Brands, Inc.	291,664	0.0
34,332	Costco Wholesale Corp.	18,483,662	1.3
16,968	Dollar General Corp.	2,880,827	0.2
5,610	Estee Lauder Cos., Inc.	1,101,692	0.1
8,466	Hershey Co.	2,113,960	0.2
24,558	Kimberly-Clark Corp.	3,390,477	0.2
57,634 (1)	Monster Beverage Corp.	3,310,497	0.2
73,767	PepsiCo, Inc.	13,663,124	0.9
34,297	Procter & Gamble Co.	5,204,227	0.4
39,309	Sysco Corp.	2,916,728	0.2
35,639	Target Corp.	4,700,784	0.3
		67,072,275	4.6
	Financials: 5.8%
15,037	American Express Co.	2,619,445	0.2
54,659	Blackstone, Inc.	5,081,647	0.3
13,055 (1)	Fiserv, Inc.	1,646,888	0.1
30,721	Marsh & McLennan Cos., Inc.	5,778,006	0.4
65,013	Mastercard, Inc. - Class A	25,569,613	1.7
11,212	Moody’s Corp.	3,898,637	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
78,820 (1)	PayPal Holdings, Inc.	$5,259,659	0.4
33,918	Progressive Corp.	4,489,726	0.3
2,063	S&P Global, Inc.	827,036	0.1
125,488	Visa, Inc. - Class A	29,800,890	2.0
		84,971,547	5.8
	Health Care: 9.1%
8,451	Abbott Laboratories	921,328	0.1
136,745	AbbVie, Inc.	18,423,654	1.3
28,148	Amgen, Inc.	6,249,419	0.4
1,674	Cigna Corp.	469,724	0.0
46,645 (1)	Edwards Lifesciences Corp.	4,400,023	0.3
2,443	Elevance Health, Inc.	1,085,400	0.1
65,579	Eli Lilly & Co.	30,755,239	2.1
2,295	GE HealthCare Technologies, Inc.	186,446	0.0
3,279	HCA Healthcare, Inc.	995,111	0.1
4,201	Humana, Inc.	1,878,393	0.1
27,063 (1)	Intuitive Surgical, Inc.	9,253,922	0.6
4,044	McKesson Corp.	1,728,042	0.1
36,217	Merck & Co., Inc.	4,179,080	0.3
546 (1)	Regeneron Pharmaceuticals, Inc.	392,323	0.0
6,992	Stryker Corp.	2,133,189	0.1
18,415	Thermo Fisher Scientific, Inc.	9,608,026	0.7
60,578	UnitedHealth Group, Inc.	29,116,210	2.0
18,265 (1)	Vertex Pharmaceuticals, Inc.	6,427,636	0.4
35,865	Zoetis, Inc.	6,176,312	0.4
		134,379,477	9.1
	Industrials: 3.8%
27,496	Automatic Data Processing, Inc.	6,043,346	0.4
5,876 (1)	Boeing Co.	1,240,776	0.1
30,014	Caterpillar, Inc.	7,384,945	0.5
17,459	CSX Corp.	595,352	0.0
19,758	Deere & Co.	8,005,744	0.6
6,655	Honeywell International, Inc.	1,380,912	0.1
19,151	Illinois Tool Works, Inc.	4,790,814	0.3
17,523	Lockheed Martin Corp.	8,067,239	0.6
632	Northrop Grumman Corp.	288,066	0.0
150,280 (1)	Uber Technologies, Inc.	6,487,588	0.4
20,216	Union Pacific Corp.	4,136,598	0.3
15,544	United Parcel Service, Inc. - Class B	2,786,262	0.2
28,327	Waste Management, Inc.	4,912,468	0.3
		56,120,110	3.8

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 46.1%
48,963	Accenture PLC	$15,109,002	1.0
35,506 (1)	Adobe, Inc.	17,362,079	1.2
70,675 (1)	Advanced Micro Devices, Inc.	8,050,589	0.5
1,156,455	Apple, Inc.	224,317,576	15.3
55,272	Applied Materials, Inc.	7,989,015	0.5
19,424 (1)	Arista Networks, Inc.	3,147,853	0.2
11,207 (1)	Atlassian Corp.	1,880,647	0.1
16,646 (1)	Autodesk, Inc.	3,405,938	0.2
31,630	Broadcom, Inc.	27,436,811	1.9
20,944 (1)	Cadence Design Systems, Inc.	4,911,787	0.3
50,874 (1)	Fortinet, Inc.	3,845,566	0.3
21,169	Intuit, Inc.	9,699,424	0.7
10,629	KLA Corp.	5,155,278	0.4
9,844	Lam Research Corp.	6,328,314	0.4
576,715	Microsoft Corp.	196,394,526	13.4
11,774	Motorola Solutions, Inc.	3,453,079	0.2
184,130	Nvidia Corp.	77,890,673	5.3
48,426	Oracle Corp.	5,767,052	0.4
23,105 (1)	Palo Alto Networks, Inc.	5,903,559	0.4
75,384	Qualcomm, Inc.	8,973,711	0.6
55,303 (1)	Salesforce, Inc.	11,683,312	0.8
15,777 (1)	ServiceNow, Inc.	8,866,201	0.6
24,006 (1)	Snowflake, Inc. - Class A	4,224,576	0.3
11,770 (1)	Synopsys, Inc.	5,124,776	0.3
28,699	Texas Instruments, Inc.	5,166,394	0.4
16,663 (1)	VMware, Inc.	2,394,306	0.2
15,323 (1)	Workday, Inc.	3,461,312	0.2
		677,943,356	46.1
	Materials: 0.6%
14,973	Ecolab, Inc.	2,795,309	0.2
3,573	Linde PLC	1,361,599	0.1
15,350	Sherwin-Williams Co.	4,075,732	0.3
6,603	Southern Copper Corp.	473,699	0.0
		8,706,339	0.6
	Real Estate: 0.8%
36,073	American Tower Corp.	6,995,997	0.5
3,553	Crown Castle, Inc.	404,829	0.0
3,631	Equinix, Inc.	2,846,486	0.2
7,051	Public Storage, Inc.	2,058,046	0.1
		12,305,358	0.8
	Total Common Stock (Cost $463,107,975)	1,450,963,794	98.7
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.2%
108,892	iShares Russell Top 200 Growth ETF	$17,265,916	1.2
	Total Exchange-Traded Funds (Cost $15,305,499)	17,265,916	1.2
	Total Long-Term Investments (Cost $478,413,474)	1,468,229,710	99.9

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
4,982,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $4,982,000)	4,982,000	0.3
	Total Short-Term Investments (Cost $4,982,000)	4,982,000	0.3
	Total Investments in Securities (Cost $483,395,474)	$1,473,211,710	100.2
	Liabilities in Excess of Other Assets	(3,504,478)	(0.2)
	Net Assets	$1,469,707,232	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,450,963,794	$—	$—	$1,450,963,794
Exchange-Traded Funds	17,265,916	—	—	17,265,916
Short-Term Investments	4,982,000	—	—	4,982,000
Total Investments, at fair value	$1,473,211,710	$—	$—	$1,473,211,710
Other Financial Instruments+
Futures	135,148	—	—	135,148
Total Assets	$1,473,346,858	$—	$—	$1,473,346,858

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	19	09/15/23	$4,263,838	$135,148
			$4,263,838	$135,148
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$135,148
Total Asset Derivatives		$135,148

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$275,225
Total	$275,225
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$221,446
Total	$221,446
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $484,040,721.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$993,230,823
Gross Unrealized Depreciation	(3,924,686)
Net Unrealized Appreciation	$989,306,137
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 9.4%
52,540 (1)	Activision Blizzard, Inc.	$4,429,122	0.2
400,725 (1)	Alphabet, Inc. - Class A	47,966,782	2.3
347,278 (1)	Alphabet, Inc. - Class C	42,010,220	2.0
482,768	AT&T, Inc.	7,700,149	0.4
6,911 (1)	Charter Communications, Inc.	2,538,894	0.1
278,843	Comcast Corp. - Class A	11,585,927	0.6
149,155 (1)	Meta Platforms, Inc.	42,804,502	2.0
29,570 (1)	NetFlix, Inc.	13,025,289	0.6
36,623 (1)	T-Mobile US, Inc.	5,086,935	0.2
283,777	Verizon Communications, Inc.	10,553,667	0.5
123,313 (1)	Walt Disney Co.	11,009,385	0.5
		198,710,872	9.4
	Consumer Discretionary: 10.9%
27,328 (1)	Airbnb, Inc.	3,502,356	0.2
607,541 (1)	Amazon.com, Inc.	79,199,045	3.7
1,238 (1)	Autozone, Inc.	3,086,780	0.1
2,502 (1)	Booking Holdings, Inc.	6,756,226	0.3
1,852 (1)	Chipotle Mexican Grill, Inc.	3,961,428	0.2
264,539	Ford Motor Co.	4,002,475	0.2
93,492	General Motors Co.	3,605,051	0.2
68,292	Home Depot, Inc.	21,214,227	1.0
22,300 (1)	Las Vegas Sands Corp.	1,293,400	0.1
40,241	Lowe’s Cos, Inc.	9,082,394	0.4
7,500 (1)	Lululemon Athletica, Inc.	2,838,750	0.1
17,011	Marriott International, Inc.	3,124,750	0.1
49,179	McDonald’s Corp.	14,675,505	0.7
80,186	Nike, Inc. - Class B	8,850,129	0.4
4,115 (1)	O’Reilly Automotive, Inc.	3,931,059	0.2
76,077	Starbucks Corp.	7,536,188	0.4
186,058 (1)	Tesla, Inc.	48,704,403	2.3
77,661	TJX Cos., Inc.	6,584,876	0.3
		231,949,042	10.9
	Consumer Staples: 7.0%
120,440	Altria Group, Inc.	5,455,932	0.3
36,561	Archer-Daniels-Midland Co.	2,762,549	0.1
262,631	Coca-Cola Co.	15,815,639	0.8
55,334	Colgate-Palmolive Co.	4,262,931	0.2
10,310	Constellation Brands, Inc.	2,537,600	0.1
29,876	Costco Wholesale Corp.	16,084,641	0.8
14,766	Dollar General Corp.	2,506,972	0.1
15,498	Estee Lauder Cos., Inc.	3,043,497	0.2
39,599	General Mills, Inc.	3,037,243	0.1
9,929	Hershey Co.	2,479,271	0.1
64,246	Keurig Dr Pepper, Inc.	2,008,973	0.1
22,710	Kimberly-Clark Corp.	3,135,343	0.2
54,145	Kraft Heinz Co.	1,922,148	0.1
91,697	Mondelez International, Inc.	6,688,379	0.3
50,153 (1)	Monster Beverage Corp.	2,880,788	0.1
92,898	PepsiCo, Inc.	17,206,568	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
104,647	Philip Morris International, Inc.	$10,215,640	0.5
158,754	Procter & Gamble Co.	24,089,332	1.1
34,207	Sysco Corp.	2,538,159	0.1
31,013	Target Corp.	4,090,615	0.2
96,251	Walmart, Inc.	15,128,732	0.7
		147,890,952	7.0
	Energy: 3.8%
116,605	Chevron Corp.	18,347,797	0.9
81,762	ConocoPhillips	8,471,361	0.4
39,625	EOG Resources, Inc.	4,534,685	0.2
273,918	Exxon Mobil Corp.	29,377,705	1.4
132,196	Kinder Morgan, Inc.	2,276,415	0.1
29,756	Marathon Petroleum Corp.	3,469,550	0.2
47,024	Occidental Petroleum Corp.	2,765,011	0.1
15,691	Pioneer Natural Resources Co.	3,250,861	0.2
96,063	Schlumberger NV	4,718,615	0.2
24,299	Valero Energy Corp.	2,850,273	0.1
		80,062,273	3.8
	Financials: 12.3%
39,894	American Express Co.	6,949,535	0.3
49,452	American International Group, Inc.	2,845,468	0.1
13,631	Aon PLC	4,705,421	0.2
469,701	Bank of America Corp.	13,475,722	0.6
123,482 (1)	Berkshire Hathaway, Inc. - Class B	42,107,362	2.0
10,023	BlackRock, Inc.	6,927,296	0.3
47,565	Blackstone, Inc.	4,422,118	0.2
25,552	Capital One Financial Corp.	2,794,622	0.1
99,939	Charles Schwab Corp.	5,664,543	0.3
27,793	Chubb Ltd.	5,351,820	0.3
131,147	Citigroup, Inc.	6,038,008	0.3
24,209	CME Group, Inc.	4,485,686	0.2
41,461 (1)	Fiserv, Inc.	5,230,305	0.3
21,771	Goldman Sachs Group, Inc.	7,022,018	0.3
37,364	Intercontinental Exchange, Inc.	4,225,121	0.2
197,150	JPMorgan Chase & Co.	28,673,496	1.4
33,375	Marsh & McLennan Cos., Inc.	6,277,170	0.3
56,575	Mastercard, Inc. - Class A	22,250,947	1.1
43,599	Metlife, Inc.	2,464,651	0.1
10,698	Moody’s Corp.	3,719,909	0.2
81,071	Morgan Stanley	6,923,463	0.3
75,706 (1)	PayPal Holdings, Inc.	5,051,861	0.2
26,850	PNC Financial Services Group, Inc.	3,381,758	0.2
39,407	Progressive Corp.	5,216,305	0.3
21,632	S&P Global, Inc.	8,672,052	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
15,539	Travelers Cos, Inc.	$2,698,503	0.1
89,413	Truist Financial Corp.	2,713,685	0.1
103,320	US Bancorp	3,413,693	0.2
109,200	Visa, Inc. - Class A	25,932,816	1.2
254,860	Wells Fargo & Co.	10,877,425	0.5
		260,512,779	12.3
	Health Care: 13.6%
116,730	Abbott Laboratories	12,725,905	0.6
118,996	AbbVie, Inc.	16,032,331	0.8
36,022	Amgen, Inc.	7,997,604	0.4
19,109	Becton Dickinson & Co.	5,044,967	0.2
96,812 (1)	Boston Scientific Corp.	5,236,561	0.2
141,754	Bristol-Myers Squibb Co.	9,065,168	0.4
36,955 (1)	Centene Corp.	2,492,615	0.1
19,686	Cigna Corp.	5,523,892	0.3
86,344	CVS Health Corp.	5,968,961	0.3
44,381	Danaher Corp.	10,651,440	0.5
40,590 (1)	Edwards Lifesciences Corp.	3,828,855	0.2
15,985	Elevance Health, Inc.	7,101,976	0.3
57,067	Eli Lilly & Co.	26,763,282	1.3
26,281	GE HealthCare Technologies, Inc.	2,135,068	0.1
84,280	Gilead Sciences, Inc.	6,495,460	0.3
13,786	HCA Healthcare, Inc.	4,183,775	0.2
8,423	Humana, Inc.	3,766,176	0.2
23,550 (1)	Intuitive Surgical, Inc.	8,052,687	0.4
175,404	Johnson & Johnson	29,032,870	1.4
9,237	McKesson Corp.	3,947,062	0.2
89,565	Medtronic PLC	7,890,677	0.4
171,284	Merck & Co., Inc.	19,764,461	0.9
22,669 (1)	Moderna, Inc.	2,754,283	0.1
381,018	Pfizer, Inc.	13,975,740	0.7
6,986 (1)	Regeneron Pharmaceuticals, Inc.	5,019,720	0.2
23,954	Stryker Corp.	7,308,126	0.3
26,015	Thermo Fisher Scientific, Inc.	13,573,326	0.6
62,682	UnitedHealth Group, Inc.	30,127,476	1.4
17,371 (1)	Vertex Pharmaceuticals, Inc.	6,113,029	0.3
31,210	Zoetis, Inc.	5,374,674	0.3
		287,948,167	13.6
	Industrials: 6.3%
37,072	3M Co.	3,710,536	0.2
27,888	Automatic Data Processing, Inc.	6,129,504	0.3
37,601 (1)	Boeing Co.	7,939,827	0.4
34,824	Caterpillar, Inc.	8,568,445	0.4
136,875	CSX Corp.	4,667,437	0.2
18,389	Deere & Co.	7,451,039	0.3
26,852	Eaton Corp. PLC	5,399,937	0.2
38,479	Emerson Electric Co.	3,478,117	0.2
15,635	FedEx Corp.	3,875,916	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
16,502	General Dynamics Corp.	$3,550,405	0.2
73,105	General Electric Co.	8,030,584	0.4
44,895	Honeywell International, Inc.	9,315,713	0.4
20,448	Illinois Tool Works, Inc.	5,115,272	0.2
46,311	Johnson Controls International plc	3,155,632	0.1
12,749	L3Harris Technologies, Inc.	2,495,872	0.1
15,248	Lockheed Martin Corp.	7,019,874	0.3
15,318	Norfolk Southern Corp.	3,473,510	0.2
9,652	Northrop Grumman Corp.	4,399,382	0.2
98,538	Raytheon Technologies Corp.	9,652,782	0.5
130,774 (1)	Uber Technologies, Inc.	5,645,514	0.3
41,103	Union Pacific Corp.	8,410,496	0.4
48,832	United Parcel Service, Inc. - Class B	8,753,136	0.4
27,420	Waste Management, Inc.	4,755,176	0.2
		134,994,106	6.3
	Information Technology: 31.2%
42,608	Accenture PLC	13,147,977	0.6
30,898 (1)	Adobe, Inc.	15,108,813	0.7
108,087 (1)	Advanced Micro Devices, Inc.	12,312,190	0.6
34,088	Analog Devices, Inc.	6,640,683	0.3
1,006,353	Apple, Inc.	195,202,291	9.2
56,921	Applied Materials, Inc.	8,227,361	0.4
16,903 (1)	Arista Networks, Inc.	2,739,300	0.1
9,753 (1)	Atlassian Corp.	1,636,651	0.1
14,486 (1)	Autodesk, Inc.	2,963,981	0.1
27,525	Broadcom, Inc.	23,876,011	1.1
18,225 (1)	Cadence Design Systems, Inc.	4,274,127	0.2
276,498	Cisco Systems, Inc.	14,306,007	0.7
44,271 (1)	Fortinet, Inc.	3,346,445	0.2
281,512	Intel Corp.	9,413,761	0.4
61,271	International Business Machines Corp.	8,198,673	0.4
18,421	Intuit, Inc.	8,440,318	0.4
9,250	KLA Corp.	4,486,435	0.2
9,046	Lam Research Corp.	5,815,312	0.3
73,693	Micron Technology, Inc.	4,650,765	0.2
501,861	Microsoft Corp.	170,903,745	8.1
11,137	Motorola Solutions, Inc.	3,266,259	0.2
160,231	Nvidia Corp.	67,780,918	3.2
102,531	Oracle Corp.	12,210,417	0.6
20,106 (1)	Palo Alto Networks, Inc.	5,137,284	0.2
75,229	Qualcomm, Inc.	8,955,260	0.4
7,125	Roper Technologies, Inc.	3,425,700	0.2
63,826 (1)	Salesforce, Inc.	13,483,881	0.6
13,729 (1)	ServiceNow, Inc.	7,715,286	0.4
20,890 (1)	Snowflake, Inc. - Class A	3,676,222	0.2
10,242 (1)	Synopsys, Inc.	4,459,469	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
61,212	Texas Instruments, Inc.	$11,019,384	0.5
14,501 (1)	VMware, Inc.	2,083,649	0.1
13,334 (1)	Workday, Inc.	3,012,017	0.1
		661,916,592	31.2
	Materials: 1.6%
14,953	Air Products & Chemicals, Inc.	4,478,872	0.2
47,703	Dow, Inc.	2,540,662	0.1
16,747	Ecolab, Inc.	3,126,497	0.2
96,308	Freeport-McMoRan, Inc.	3,852,320	0.2
33,080	Linde PLC	12,606,126	0.6
53,636	Newmont Corp.	2,288,112	0.1
16,036	Sherwin-Williams Co.	4,257,879	0.2
5,746	Southern Copper Corp.	412,218	0.0
		33,562,686	1.6
	Real Estate: 1.2%
31,391	American Tower Corp.	6,087,970	0.3
29,166	Crown Castle, Inc.	3,323,174	0.2
6,294	Equinix, Inc.	4,934,118	0.2
62,209	ProLogis, Inc.	7,628,690	0.4
10,561	Public Storage, Inc.	3,082,545	0.1
		25,056,497	1.2
	Utilities: 1.5%
34,722	American Electric Power Co., Inc.	2,923,592	0.1
56,350	Dominion Energy, Inc.	2,918,367	0.1
51,974	Duke Energy Corp.	4,664,147	0.2
67,010	Exelon Corp.	2,729,987	0.1
136,507	NextEra Energy, Inc.	10,128,819	0.5
21,237	Sempra Energy	3,091,895	0.2
73,475	Southern Co.	5,161,619	0.3
		31,618,426	1.5
	Total Common Stock
	(Cost $1,112,109,929)	2,094,222,392	98.8

EXCHANGE-TRADED FUNDS: 1.1%
221,893	iShares Russell Top 200 ETF	23,662,669	1.1
	Total Exchange-Traded Funds
	(Cost $22,776,845)	23,662,669	1.1
	Total Long-Term Investments (Cost $1,134,886,774)	2,117,885,061	99.9
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
4,457,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $4,457,000)	$4,457,000	0.2
	Total Short-Term Investments
	(Cost $4,457,000)	4,457,000	0.2
	Total Investments in Securities (Cost $1,139,343,774)	$2,122,342,061	100.1
	Liabilities in Excess of Other Assets	(1,096,168)	(0.1)
	Net Assets	$2,121,245,893	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$2,094,222,392	$—	$—	$2,094,222,392
Exchange-Traded Funds	23,662,669	—	—	23,662,669
Short-Term Investments	4,457,000	—	—	4,457,000
Total Investments, at fair value	$2,122,342,061	$—	$—	$2,122,342,061
Other Financial Instruments+
Futures	208,981	—	—	208,981
Total Assets	$2,122,551,042	$—	$—	$2,122,551,042

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	29	09/15/23	$6,507,963	$208,981
			$6,507,963	$208,981
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$208,981
Total Asset Derivatives		$208,981

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$421,113
Total	$421,113
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$387,966
Total	$387,966
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,147,559,814.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$997,400,777
Gross Unrealized Depreciation	(22,409,548)
Net Unrealized Appreciation	$974,991,229
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 6.0%
82,424 (1)	Activision Blizzard, Inc.	$6,948,343	0.5
757,361	AT&T, Inc.	12,079,908	0.9
437,445	Comcast Corp. - Class A	18,175,840	1.4
57,454 (1)	T-Mobile US, Inc.	7,980,361	0.6
445,186	Verizon Communications, Inc.	16,556,467	1.3
193,452 (1)	Walt Disney Co.	17,271,394	1.3
		79,012,313	6.0
	Consumer Discretionary: 2.8%
320 (1)	Autozone, Inc.	797,875	0.0
415,005	Ford Motor Co.	6,279,026	0.5
146,670	General Motors Co.	5,655,595	0.4
2,379 (1)	Las Vegas Sands Corp.	137,982	0.0
16,856	Lowe’s Cos, Inc.	3,804,399	0.3
45,288	McDonald’s Corp.	13,514,392	1.0
58,746	Nike, Inc. - Class B	6,483,796	0.5
981 (1)	O’Reilly Automotive, Inc.	937,150	0.1
		37,610,215	2.8
	Consumer Staples: 10.6%
188,944	Altria Group, Inc.	8,559,163	0.7
57,356	Archer-Daniels-Midland Co.	4,333,819	0.3
207,654	Coca-Cola Co.	12,504,924	0.9
86,807	Colgate-Palmolive Co.	6,687,611	0.5
14,558	Constellation Brands, Inc.	3,583,161	0.3
16,655	Estee Lauder Cos., Inc.	3,270,709	0.3
62,123	General Mills, Inc.	4,764,834	0.4
4,018	Hershey Co.	1,003,295	0.1
100,788	Keurig Dr Pepper, Inc.	3,151,641	0.2
2,102	Kimberly-Clark Corp.	290,202	0.0
84,941	Kraft Heinz Co.	3,015,406	0.2
143,853	Mondelez International, Inc.	10,492,638	0.8
45,033	PepsiCo, Inc.	8,341,012	0.6
164,169	Philip Morris International, Inc.	16,026,178	1.2
202,230	Procter & Gamble Co.	30,686,380	2.3
150,997	Walmart, Inc.	23,733,708	1.8
		140,444,681	10.6
	Energy: 9.5%
182,929	Chevron Corp.	28,783,878	2.2
128,267	ConocoPhillips	13,289,744	1.0
62,164	EOG Resources, Inc.	7,114,048	0.5
429,719	Exxon Mobil Corp.	46,087,363	3.5
207,387	Kinder Morgan, Inc.	3,571,204	0.3
46,682	Marathon Petroleum Corp.	5,443,121	0.4
73,771	Occidental Petroleum Corp.	4,337,735	0.3
24,615	Pioneer Natural Resources Co.	5,099,736	0.4
150,702	Schlumberger NV	7,402,482	0.6
38,119	Valero Energy Corp.	4,471,359	0.3
		125,600,670	9.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 22.1%
42,058	American Express Co.	$7,326,504	0.6
77,580	American International Group, Inc.	4,463,953	0.3
21,385	Aon PLC	7,382,102	0.6
736,861	Bank of America Corp.	21,140,542	1.6
193,718 (1)	Berkshire Hathaway, Inc. - Class B	66,057,838	5.0
15,724	BlackRock, Inc.	10,867,485	0.8
40,085	Capital One Financial Corp.	4,384,096	0.3
156,783	Charles Schwab Corp.	8,886,460	0.7
43,601	Chubb Ltd.	8,395,809	0.6
205,743	Citigroup, Inc.	9,472,408	0.7
37,978	CME Group, Inc.	7,036,944	0.5
47,222 (1)	Fiserv, Inc.	5,957,055	0.5
34,154	Goldman Sachs Group, Inc.	11,016,031	0.8
58,616	Intercontinental Exchange, Inc.	6,628,297	0.5
309,286	JPMorgan Chase & Co.	44,982,556	3.4
10,419	Marsh & McLennan Cos., Inc.	1,959,606	0.2
68,397	Metlife, Inc.	3,866,482	0.3
1,477	Moody’s Corp.	513,582	0.0
127,183	Morgan Stanley	10,861,428	0.8
11,164 (1)	PayPal Holdings, Inc.	744,974	0.1
42,121	PNC Financial Services Group, Inc.	5,305,140	0.4
15,517	Progressive Corp.	2,053,985	0.2
31,119	S&P Global, Inc.	12,475,296	0.9
24,378	Travelers Cos, Inc.	4,233,484	0.3
140,270	Truist Financial Corp.	4,257,195	0.3
162,087	US Bancorp	5,355,354	0.4
399,822	Wells Fargo & Co.	17,064,403	1.3
		292,689,009	22.1
	Health Care: 20.2%
171,588	Abbott Laboratories	18,706,524	1.4
18,083	Amgen, Inc.	4,014,788	0.3
29,978	Becton Dickinson & Co.	7,914,492	0.6
151,878 (1)	Boston Scientific Corp.	8,215,081	0.6
222,382	Bristol-Myers Squibb Co.	14,221,329	1.1
57,974 (1)	Centene Corp.	3,910,346	0.3
28,599	Cigna Corp.	8,024,879	0.6
135,455	CVS Health Corp.	9,364,004	0.7
69,625	Danaher Corp.	16,710,000	1.3
21,742	Elevance Health, Inc.	9,659,753	0.7
38,096	GE HealthCare Technologies, Inc.	3,094,919	0.2
132,218	Gilead Sciences, Inc.	10,190,041	0.8
17,150	HCA Healthcare, Inc.	5,204,682	0.4
7,479	Humana, Inc.	3,344,085	0.2
275,171	Johnson & Johnson	45,546,304	3.4

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
8,970	McKesson Corp.	$3,832,971	0.3
140,509	Medtronic PLC	12,378,843	0.9
219,266	Merck & Co., Inc.	25,301,104	1.9
35,563 (1)	Moderna, Inc.	4,320,905	0.3
597,736	Pfizer, Inc.	21,924,956	1.7
10,214 (1)	Regeneron Pharmaceuticals, Inc.	7,339,168	0.6
28,033	Stryker Corp.	8,552,588	0.6
15,671	Thermo Fisher Scientific, Inc.	8,176,344	0.6
15,635	UnitedHealth Group, Inc.	7,514,806	0.6
2,316 (1)	Vertex Pharmaceuticals, Inc.	815,024	0.1
		268,277,936	20.2
	Industrials: 10.2%
58,158	3M Co.	5,821,034	0.4
6,212	Automatic Data Processing, Inc.	1,365,336	0.1
50,965 (1)	Boeing Co.	10,761,769	0.8
13,658	Caterpillar, Inc.	3,360,551	0.3
190,893	CSX Corp.	6,509,451	0.5
1,875	Deere & Co.	759,731	0.1
42,125	Eaton Corp. PLC	8,471,338	0.6
60,365	Emerson Electric Co.	5,456,392	0.4
24,527	FedEx Corp.	6,080,243	0.5
25,888	General Dynamics Corp.	5,569,803	0.4
114,687	General Electric Co.	12,598,367	0.9
61,346	Honeywell International, Inc.	12,729,295	1.0
5,934	Illinois Tool Works, Inc.	1,484,450	0.1
72,652	Johnson Controls International plc	4,950,507	0.4
20,001	L3Harris Technologies, Inc.	3,915,596	0.3
24,030	Norfolk Southern Corp.	5,449,043	0.4
14,278	Northrop Grumman Corp.	6,507,912	0.5
154,586	Raytheon Technologies Corp.	15,143,245	1.1
36,884	Union Pacific Corp.	7,547,204	0.6
55,387	United Parcel Service, Inc. - Class B	9,928,120	0.7
4,345	Waste Management, Inc.	753,510	0.1
		135,162,897	10.2
	Information Technology: 8.5%
73,083 (1)	Advanced Micro Devices, Inc.	8,324,885	0.6
53,477	Analog Devices, Inc.	10,417,854	0.8
13,841	Applied Materials, Inc.	2,000,578	0.2
433,766	Cisco Systems, Inc.	22,443,053	1.7
441,633	Intel Corp.	14,768,208	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
96,121	International Business Machines Corp.	$12,861,951	1.0
752	Lam Research Corp.	483,431	0.0
115,609	Micron Technology, Inc.	7,296,084	0.5
1,398	Motorola Solutions, Inc.	410,005	0.0
94,741	Oracle Corp.	11,282,706	0.9
15,106	Qualcomm, Inc.	1,798,218	0.1
11,178	Roper Technologies, Inc.	5,374,382	0.4
24,632 (1)	Salesforce, Inc.	5,203,756	0.4
56,849	Texas Instruments, Inc.	10,233,957	0.8
		112,899,068	8.5
	Materials: 3.1%
23,458	Air Products & Chemicals, Inc.	7,026,375	0.5
74,836	Dow, Inc.	3,985,765	0.3
5,833	Ecolab, Inc.	1,088,963	0.1
151,086	Freeport-McMoRan, Inc.	6,043,440	0.5
47,017	Linde PLC	17,917,238	1.3
84,143	Newmont Corp.	3,589,540	0.3
4,201	Sherwin-Williams Co.	1,115,450	0.1
		40,766,771	3.1
	Real Estate: 1.7%
40,905	Crown Castle, Inc.	4,660,716	0.3
4,917	Equinix, Inc.	3,854,633	0.3
97,592	ProLogis, Inc.	11,967,707	0.9
6,942	Public Storage, Inc.	2,026,231	0.2
		22,509,287	1.7
	Utilities: 3.7%
54,472	American Electric Power Co., Inc.	4,586,542	0.3
88,402	Dominion Energy, Inc.	4,578,340	0.3
81,537	Duke Energy Corp.	7,317,130	0.6
105,124	Exelon Corp.	4,282,752	0.3
214,151	NextEra Energy, Inc.	15,890,004	1.2
33,316	Sempra Energy	4,850,476	0.4
115,267	Southern Co.	8,097,507	0.6
		49,602,751	3.7
	Total Common Stock (Cost $1,082,080,900)	1,304,575,598	98.4

EXCHANGE-TRADED FUNDS: 1.2%
232,525	iShares Russell Top 200 Value ETF	15,681,486	1.2
	Total Exchange-Traded Funds (Cost $15,378,180)	15,681,486	1.2
	Total Long-Term Investments (Cost $1,097,459,080)	1,320,257,084	99.6

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
1,934,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $1,934,000)	$1,934,000	0.1
	Total Short-Term Investments (Cost $1,934,000)	1,934,000	0.1
	Total Investments in Securities (Cost $1,099,393,080)	$1,322,191,084	99.7
	Assets in Excess of Other Liabilities	4,398,168	0.3
	Net Assets	$1,326,589,252	100.0
(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,304,575,598	$—	$—	$1,304,575,598
Exchange-Traded Funds	15,681,486	—	—	15,681,486
Short-Term Investments	1,934,000	—	—	1,934,000
Total Investments, at fair value	$1,322,191,084	$—	$—	$1,322,191,084
Other Financial Instruments+
Futures	137,290	—	—	137,290
Total Assets	$1,322,328,374	$—	$—	$1,322,328,374

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	19	09/15/23	$4,263,838	$137,290
			$4,263,838	$137,290
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$137,290
Total Asset Derivatives		$137,290

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$335,280
Total	$335,280
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$268,234
Total	$268,234
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,109,341,121.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$257,909,558
Gross Unrealized Depreciation	(44,922,304)
Net Unrealized Appreciation	$212,987,254
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 4.3%
137	Cable One, Inc.	$90,020	0.0
39,370	Iridium Communications, Inc.	2,445,664	0.2
1,151 (1)	Liberty Broadband Corp. - Series A	91,769	0.0
8,133 (1)	Liberty Broadband Corp. - Series C	651,535	0.1
11,932 (1)	Live Nation Entertainment, Inc.	1,087,125	0.1
84,735 (1)	Match Group, Inc.	3,546,160	0.4
3,959	Nexstar Media Group, Inc.	659,371	0.1
200,183 (1)	Pinterest, Inc.	5,473,003	0.5
6,741 (1)	Playtika Holding Corp.	78,196	0.0
154,918 (1)	ROBLOX Corp.	6,243,195	0.6
5,155 (1)	Roku, Inc.	329,714	0.0
47,310 (1)	Spotify Technology SA	7,595,620	0.8
148,729 (1)	Trade Desk, Inc./The	11,484,853	1.2
14,541	World Wrestling Entertainment, Inc.	1,577,262	0.2
54,404 (1)	ZoomInfo Technologies, Inc.	1,381,318	0.1
		42,734,805	4.3
	Consumer Discretionary: 12.7%
9,006	Best Buy Co., Inc.	738,042	0.1
2,402 (1)	Bright Horizons Family Solutions, Inc.	222,065	0.0
1,913	Brunswick Corp.	165,742	0.0
21,798 (1)	Burlington Stores, Inc.	3,430,787	0.3
28,380 (1)	Caesars Entertainment, Inc.	1,446,529	0.1
2,984 (1)	Carmax, Inc.	249,761	0.0
10,249 (2)	Choice Hotels International, Inc.	1,204,462	0.1
23,986	Churchill Downs, Inc.	3,338,132	0.3
369,729 (1)	Coupang, Inc.	6,433,285	0.6
20,521 (1)	CROCS, Inc.	2,307,381	0.2
19,022	Darden Restaurants, Inc.	3,178,196	0.3
8,842 (1)	Deckers Outdoor Corp.	4,665,570	0.5
1,500	Dick’s Sporting Goods, Inc.	198,285	0.0
11,940	Domino’s Pizza, Inc.	4,023,661	0.4
79,720 (1)	DoorDash, Inc.	6,092,202	0.6
141,049 (1)	DraftKings, Inc.	3,747,672	0.4
11,182	eBay, Inc.	499,724	0.1
23,224 (1)	Etsy, Inc.	1,964,983	0.2
35,472 (1)	Expedia Group, Inc.	3,880,282	0.4
18,483 (1)	Five Below, Inc.	3,632,649	0.4
35,108 (1)	Floor & Decor Holdings, Inc.	3,649,828	0.4
2,843 (1)	Grand Canyon Education, Inc.	293,426	0.0
33,189	H&R Block, Inc.	1,057,733	0.1
39,741	Hilton Worldwide Holdings, Inc.	5,784,303	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
6,313	Murphy USA, Inc.	$1,964,037	0.2
34,365 (1)	Norwegian Cruise Line Holdings Ltd.	748,126	0.1
89 (1)	NVR, Inc.	565,205	0.1
6,673 (1)	Ollie’s Bargain Outlet Holdings, Inc.	386,567	0.0
103,975 (1)	Peloton Interactive, Inc.	799,568	0.1
13,714 (1)	Planet Fitness, Inc.	924,872	0.1
1,600	Polaris, Inc.	193,488	0.0
12,818	Pool Corp.	4,802,135	0.5
900 (1)	RH	296,631	0.0
105,755	Ross Stores, Inc.	11,858,308	1.2
23,773 (1)	Royal Caribbean Cruises Ltd.	2,466,211	0.3
18,270	Service Corp. International	1,180,059	0.1
3,290 (1)	Skechers USA, Inc.	173,251	0.0
5,095	Tapestry, Inc.	218,066	0.0
11,424	Tempur Sealy International, Inc.	457,760	0.1
22,551	Texas Roadhouse, Inc.	2,532,026	0.3
694 (1)	TopBuild Corp.	184,618	0.0
36,958	Tractor Supply Co.	8,171,414	0.8
11,341	Travel + Leisure Co.	457,496	0.1
16,880 (1)	Ulta Beauty, Inc.	7,943,644	0.8
1,336	Vail Resorts, Inc.	336,351	0.0
15,166	Valvoline, Inc.	568,877	0.1
11,764 (1)	Victoria’s Secret & Co.	205,046	0.0
9,711 (1)	Wayfair, Inc.	631,312	0.1
58,343	Wendy’s Company	1,268,960	0.1
2,836	Williams-Sonoma, Inc.	354,897	0.0
10,102	Wingstop, Inc.	2,022,016	0.2
2,013	Wyndham Hotels & Resorts, Inc.	138,031	0.0
2,137	Wynn Resorts Ltd.	225,689	0.0
29,219 (1)	YETI Holdings, Inc.	1,134,866	0.1
83,087	Yum! Brands, Inc.	11,511,704	1.2
		126,925,931	12.7
	Consumer Staples: 3.1%
12,084	Albertsons Cos, Inc.	263,673	0.0
15,525 (1)	BJ’s Wholesale Club Holdings, Inc.	978,230	0.1
2,929 (1)	Boston Beer Co., Inc.	903,421	0.1
13,106	Brown-Forman Corp. - Class A	892,125	0.1
49,260	Brown-Forman Corp. - Class B	3,289,583	0.3
1,809	Casey’s General Stores, Inc.	441,179	0.1
18,341 (1)	Celsius Holdings, Inc.	2,736,294	0.3
73,863	Church & Dwight Co., Inc.	7,403,289	0.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
41,732	Clorox Co.	$6,637,057	0.7
4,236 (1)	Freshpet, Inc.	278,771	0.0
46,294	Lamb Weston Holdings, Inc.	5,321,495	0.5
24,292 (1)	Performance Food Group Co.	1,463,350	0.2
		30,608,467	3.1
	Energy: 3.6%
38,194	Antero Midstream Corp.	443,050	0.0
92,746	APA Corp.	3,169,131	0.3
81,843	Cheniere Energy, Inc.	12,469,599	1.2
60,946	Halliburton Co.	2,010,609	0.2
52,340	Hess Corp.	7,115,623	0.7
21,844	New Fortress Energy, Inc.	584,982	0.1
8,296	Oneok, Inc.	512,029	0.1
36,255	Ovintiv, Inc.	1,380,228	0.1
75,445	Targa Resources Corp.	5,741,365	0.6
1,950	Texas Pacific Land Corp.	2,567,175	0.3
		35,993,791	3.6
	Financials: 9.7%
35,483	Ameriprise Financial, Inc.	11,786,033	1.2
176,085	Apollo Global Management, Inc.	13,525,089	1.4
17,019 (1)	Arch Capital Group Ltd.	1,273,872	0.1
54,074	Ares Management Corp.	5,210,030	0.5
4,002	Arthur J. Gallagher & Co.	878,719	0.1
68,072 (1)	Block, Inc.	4,531,553	0.5
22,458	Blue Owl Capital, Inc.	261,636	0.0
2,293 (1)	Brighthouse Financial, Inc.	108,573	0.0
31,200	Brown & Brown, Inc.	2,147,808	0.2
120,592	Equitable Holdings, Inc.	3,275,279	0.3
7,960 (1)	Euronet Worldwide, Inc.	934,265	0.1
1,928	Everest Re Group Ltd.	659,106	0.1
12,949	Factset Research Systems, Inc.	5,188,017	0.5
399	First Citizens BancShares, Inc.	512,097	0.1
22,555 (1)	FleetCor Technologies, Inc.	5,663,109	0.6
1,241	Houlihan Lokey, Inc.	122,003	0.0
7,778	Jack Henry & Associates, Inc.	1,301,493	0.1
7,362	Kinsale Capital Group, Inc.	2,754,860	0.3
53,625	KKR & Co., Inc.	3,003,000	0.3
5,301	Lincoln National Corp.	136,554	0.0
26,319	LPL Financial Holdings, Inc.	5,722,540	0.6
12,497	MarketAxess Holdings, Inc.	3,266,966	0.3
8,670	Morningstar, Inc.	1,699,927	0.2
13,118	MSCI, Inc. - Class A	6,156,146	0.6
533,210 (1)	NU Holdings Ltd./Cayman Islands	4,207,027	0.4
7,941	Primerica, Inc.	1,570,412	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,390	RenaissanceRe Holdings Ltd.	$818,823	0.1
2,998	RLI Corp.	409,137	0.0
15,111 (1)(2)	Rocket Cos, Inc.	135,395	0.0
31,292 (1)	Ryan Specialty Holdings, Inc.	1,404,698	0.1
18,334 (1)	Shift4 Payments, Inc.	1,245,062	0.1
32,042	SLM Corp.	522,925	0.1
119,505 (1)	Toast, Inc.	2,697,228	0.3
6,276	TPG, Inc.	183,636	0.0
13,434	Tradeweb Markets, Inc.	919,960	0.1
11,207 (2)	UWM Holdings Corp.	62,759	0.0
18,553	Western Union Co.	217,627	0.0
6,605 (1)	WEX, Inc.	1,202,572	0.1
4,496	Willis Towers Watson PLC	1,058,808	0.1
9,300 (1)	XP, Inc.	218,178	0.0
		96,992,922	9.7
	Health Care: 21.8%
30,966 (1)	10X Genomics, Inc.	1,729,141	0.2
81,035	Agilent Technologies, Inc.	9,744,459	1.0
83,089 (1)	agilon health, Inc.	1,440,763	0.1
25,764 (1)	Align Technology, Inc.	9,111,181	0.9
33,544 (1)	Alnylam Pharmaceuticals, Inc.	6,371,347	0.6
54,552	AmerisourceBergen Corp.	10,497,441	1.1
33,638 (1)	Apellis Pharmaceuticals, Inc.	3,064,422	0.3
7,450 (1)	BioMarin Pharmaceutical, Inc.	645,766	0.1
49,506	Bio-Techne Corp.	4,041,175	0.4
35,819	Bruker Corp.	2,647,740	0.3
44,572	Cardinal Health, Inc.	4,215,174	0.4
14,580 (1)	Certara, Inc.	265,502	0.0
3,540	Chemed Corp.	1,917,512	0.2
18,216 (1)	DaVita, Inc.	1,830,161	0.2
130,541 (1)	DexCom, Inc.	16,775,824	1.7
15,998 (1)(2)	Doximity, Inc.	544,252	0.1
2,265	Encompass Health Corp.	153,363	0.0
20,902 (1)	Exact Sciences Corp.	1,962,698	0.2
79,836 (1)	Exelixis, Inc.	1,525,666	0.2
66,815 (1)	Horizon Therapeutics Plc	6,871,923	0.7
4,097 (1)	ICON PLC	1,025,069	0.1
27,793 (1)	Idexx Laboratories, Inc.	13,958,478	1.4
15,901 (1)	Illumina, Inc.	2,981,278	0.3
45,897 (1)	Incyte Corp., Ltd.	2,857,088	0.3
9,698 (1)	Inspire Medical Systems, Inc.	3,148,359	0.3
23,385 (1)	Insulet Corp.	6,742,831	0.7
41,353 (1)	Ionis Pharmaceuticals, Inc.	1,696,714	0.2
57,682 (1)	IQVIA Holdings, Inc.	12,965,183	1.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
10,667 (1)	Jazz Pharmaceuticals PLC	$1,322,388	0.1
10,723 (1)	Karuna Therapeutics, Inc.	2,325,283	0.2
21,454 (1)	Maravai LifeSciences Holdings, Inc.	266,673	0.0
16,027 (1)	Masimo Corp.	2,637,243	0.3
7,858 (1)	Medpace Holdings, Inc.	1,887,256	0.2
7,351 (1)	Mettler Toledo International, Inc.	9,641,866	1.0
10,604 (1)	Molina Healthcare, Inc.	3,194,349	0.3
34,919 (1)	Natera, Inc.	1,699,159	0.2
32,602 (1)	Neurocrine Biosciences, Inc.	3,074,369	0.3
35,393 (1)	Novocure Ltd.	1,468,809	0.1
12,236 (1)	Penumbra, Inc.	4,209,918	0.4
8,278 (1)	Repligen Corp.	1,171,006	0.1
48,998	Resmed, Inc.	10,706,063	1.1
77,851 (1)	Roivant Sciences Ltd.	784,738	0.1
30,174 (1)	Sarepta Therapeutics, Inc.	3,455,526	0.3
47,297 (1)	Seagen, Inc.	9,102,781	0.9
12,232 (1)	Shockwave Medical, Inc.	3,491,135	0.3
23,413 (1)	Sotera Health Co.	441,101	0.0
2,933 (1)	Tandem Diabetes Care, Inc.	71,976	0.0
22,814 (1)	Ultragenyx Pharmaceutical, Inc.	1,052,410	0.1
48,875 (1)	Veeva Systems, Inc.	9,664,054	1.0
19,759 (1)	Waters Corp.	5,266,564	0.5
24,974	West Pharmaceutical Services, Inc.	9,551,806	1.0
		217,216,983	21.8
	Industrials: 19.2%
21,010	Advanced Drainage Systems, Inc.	2,390,518	0.2
27,383	Allegion Public Ltd.	3,286,508	0.3
2,972	Allison Transmission Holdings, Inc.	167,799	0.0
81,295 (1)	American Airlines Group, Inc.	1,458,432	0.1
4,429	AO Smith Corp.	322,343	0.0
4,409	Armstrong World Industries, Inc.	323,885	0.0
2,371 (1)	Avis Budget Group, Inc.	542,177	0.1
23,470 (1)	Axon Enterprise, Inc.	4,579,466	0.5
43,876	Booz Allen Hamilton Holding Corp.	4,896,562	0.5
33,063	Broadridge Financial Solutions, Inc. ADR	5,476,225	0.5
5,266	BWX Technologies, Inc.	376,888	0.0
4,279 (1)	Ceridian HCM Holding, Inc.	286,565	0.0
30,211	CH Robinson Worldwide, Inc.	2,850,408	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
94,293 (1)(2)	ChargePoint Holdings, Inc.	$828,835	0.1
26,027	Cintas Corp.	12,937,501	1.3
144,792 (1)	Copart, Inc.	13,206,478	1.3
11,045 (1)	Delta Air Lines, Inc.	525,079	0.1
16,948	Donaldson Co., Inc.	1,059,419	0.1
5,472	EMCOR Group, Inc.	1,011,116	0.1
28,457	Equifax, Inc.	6,695,932	0.7
7,005	Expeditors International Washington, Inc.	848,516	0.1
144,341	Fastenal Co.	8,514,676	0.9
3,760	Ferguson PLC	591,486	0.1
2,076 (1)	FTI Consulting, Inc.	394,855	0.0
15,058	Genpact Ltd.	565,729	0.1
23,056	Graco, Inc.	1,990,886	0.2
24,285	Heico Corp. - Class A - HEI.A	3,414,471	0.3
13,712	Heico Corp. - HEI	2,426,201	0.2
8,242	Hubbell, Inc.	2,732,718	0.3
2,066	IDEX Corp.	444,727	0.0
5,471	JB Hunt Transport Services, Inc.	990,415	0.1
16,606	KBR, Inc.	1,080,386	0.1
9,601	Landstar System, Inc.	1,848,577	0.2
17,604	Lincoln Electric Holdings, Inc.	3,496,683	0.4
103,411 (1)	Lyft, Inc.	991,712	0.1
2,100	MSA Safety, Inc.	365,316	0.0
30,995	Old Dominion Freight Line	11,460,401	1.1
8,232	Otis Worldwide Corp.	732,730	0.1
108,759	Paychex, Inc.	12,166,869	1.2
17,427	Paycom Software, Inc.	5,598,249	0.6
8,535 (1)	Paycor HCM, Inc.	202,023	0.0
14,167 (1)	Paylocity Holding Corp.	2,614,237	0.3
12,758	Quanta Services, Inc.	2,506,309	0.3
46,877	RB Global, Inc.	2,812,620	0.3
38,781	Rockwell Automation, Inc.	12,776,400	1.3
74,579	Rollins, Inc.	3,194,219	0.3
985 (1)	Saia, Inc.	337,274	0.0
4,827 (1)	SiteOne Landscape Supply, Inc.	807,847	0.1
3,631	Spirit Aerosystems Holdings, Inc.	105,989	0.0
3,235	Tetra Tech, Inc.	529,699	0.1
35,112	Toro Co.	3,569,135	0.4
22,673	Trane Technologies PLC	4,336,438	0.4
2,990	TransDigm Group, Inc.	2,673,568	0.3
36,633 (1)	Trex Co., Inc.	2,401,659	0.2
1,162	U-Haul Holding Co.	64,282	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
10,458	U-Haul Holding Co. - Non-Voting	$529,907	0.1
4,746	United Rentals, Inc.	2,113,726	0.2
462	Valmont Industries, Inc.	134,465	0.0
48,157	Verisk Analytics, Inc.	10,884,927	1.1
7,959	Vertiv Holdings Co.	197,144	0.0
2,789 (2)	Watsco, Inc.	1,063,920	0.1
16,718 (1)	WillScot Mobile Mini Holdings Corp.	798,953	0.1
15,065	WW Grainger, Inc.	11,880,108	1.2
9,523	Xylem, Inc.	1,072,480	0.1
		191,485,068	19.2
	Information Technology: 21.6%
22,548 (1)	Allegro MicroSystems, Inc.	1,017,817	0.1
20,654 (1)	Alteryx, Inc.	937,692	0.1
98,996	Amphenol Corp.	8,409,710	0.8
24,163 (1)	ANSYS, Inc.	7,980,314	0.8
19,748 (1)	AppLovin Corp.	508,116	0.1
60,091	Bentley Systems, Inc.	3,258,735	0.3
42,969	CDW Corp.	7,884,811	0.8
97,046 (1)	Cloudflare, Inc.	6,343,897	0.6
62,426 (1)	Confluent, Inc.	2,204,262	0.2
71,047 (1)	Crowdstrike Holdings, Inc.	10,434,673	1.0
92,159 (1)	Datadog, Inc.	9,066,602	0.9
68,241 (1)	DocuSign, Inc.	3,486,433	0.3
37,925 (1)	DoubleVerify Holdings, Inc.	1,476,041	0.1
78,518 (1)	Dropbox, Inc.	2,094,075	0.2
73,733 (1)	Dynatrace, Inc.	3,795,038	0.4
26,232 (1)	Elastic NV	1,681,996	0.2
44,906 (1)	Enphase Energy, Inc.	7,520,857	0.8
2,620	Entegris, Inc.	290,348	0.0
18,760 (1)	EPAM Systems, Inc.	4,216,310	0.4
8,177 (1)	Fair Isaac Corp.	6,616,910	0.7
23,982 (1)	Five9, Inc.	1,977,316	0.2
25,904 (1)	Gartner, Inc.	9,074,430	0.9
29,156	Gen Digital, Inc.	540,844	0.1
16,483 (1)	Gitlab, Inc.	842,446	0.1
13,906 (1)	Globant SA	2,499,186	0.2
31,521 (1)	GoDaddy, Inc.	2,368,173	0.2
21,422 (1)	HashiCorp, Inc.	560,828	0.1
59,489	HP, Inc.	1,826,907	0.2
15,410 (1)	HubSpot, Inc.	8,199,507	0.8
1,133 (1)	Informatica, Inc.	20,961	0.0
27,399	Jabil, Inc.	2,957,174	0.3
15,330 (1)	Keysight Technologies, Inc.	2,567,009	0.3
45,956 (1)	Lattice Semiconductor Corp.	4,414,993	0.4
20,790 (1)	Manhattan Associates, Inc.	4,155,505	0.4
129,437	Microchip Technology, Inc.	11,596,261	1.2
22,165 (1)	MongoDB, Inc.	9,109,593	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
15,311	Monolithic Power Systems, Inc.	$8,271,462	0.8
34,560	National Instruments Corp.	1,983,744	0.2
2,094 (1)	nCino, Inc.	63,071	0.0
28,720	NetApp, Inc.	2,194,208	0.2
18,573 (1)	New Relic, Inc.	1,215,417	0.1
18,829 (1)	Nutanix, Inc.	528,153	0.1
3,243 (1)	Okta, Inc.	224,902	0.0
632,177 (1)	Palantir Technologies, Inc.	9,691,273	1.0
14,140	Pegasystems, Inc.	697,102	0.1
26,472 (1)	Procore Technologies, Inc.	1,722,533	0.2
19,185 (1)	PTC, Inc.	2,730,026	0.3
74,190 (1)	Pure Storage, Inc. - Class A	2,731,676	0.3
28,776 (1)	RingCentral, Inc.	941,838	0.1
8,507 (1)	SentinelOne, Inc.	128,456	0.0
42,317 (1)	Smartsheet, Inc.	1,619,048	0.2
54,309 (1)	Splunk, Inc.	5,761,642	0.6
34,303 (1)	Teradata Corp.	1,832,123	0.2
43,807	Teradyne, Inc.	4,877,033	0.5
9,423 (1)	Twilio, Inc.	599,491	0.1
10,617 (1)	Tyler Technologies, Inc.	4,421,662	0.4
1,183	Ubiquiti, Inc.	207,912	0.0
97,189 (1)	UiPath, Inc.	1,610,422	0.2
38,202 (1)(2)	Unity Software, Inc.	1,658,731	0.2
7,122	Universal Display Corp.	1,026,494	0.1
1,619 (1)	VeriSign, Inc.	365,845	0.0
17,742	Vontier Corp.	571,470	0.1
3,108 (1)	Zebra Technologies Corp.	919,440	0.1
29,446 (1)	Zscaler, Inc.	4,307,950	0.4
		214,838,894	21.6
	Materials: 1.3%
44,990	Ardagh Metal Packaging SA	169,162	0.0
8,963	Avery Dennison Corp.	1,539,843	0.2
7,985 (1)	Axalta Coating Systems Ltd.	261,988	0.0
7,923	Eagle Materials, Inc.	1,477,006	0.1
6,277	FMC Corp.	654,942	0.1
47,123 (1)(2)	Ginkgo Bioworks Holdings, Inc.	87,649	0.0
54,950	Graphic Packaging Holding Co.	1,320,449	0.1
19,884	PPG Industries, Inc.	2,948,797	0.3
8,194	RPM International, Inc.	735,248	0.1
13,925	Scotts Miracle-Gro Co.	872,958	0.1
26,818	Sealed Air Corp.	1,072,720	0.1
9,836	Vulcan Materials Co.	2,217,428	0.2
		13,358,190	1.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.7%
58,667 (1)	CoStar Group, Inc.	$5,221,363	0.5
19,599	Equity Lifestyle Properties, Inc.	1,310,977	0.1
2,606	Extra Space Storage, Inc.	387,903	0.1
48,370	Iron Mountain, Inc.	2,748,383	0.3
22,601	Lamar Advertising Co.	2,243,149	0.2
3,660	SBA Communications Corp.	848,242	0.1
23,875	Simon Property Group, Inc.	2,757,085	0.3
9,039	Sun Communities, Inc.	1,179,228	0.1
6,199	UDR, Inc.	266,309	0.0
		16,962,639	1.7
	Utilities: 0.4%
137,697	AES Corp.	2,854,459	0.3
36,852	Vistra Corp.	967,365	0.1
		3,821,824	0.4
	Total Common Stock (Cost $856,475,778)	990,939,514	99.4
EXCHANGE-TRADED FUNDS: 0.5%
45,706	iShares Russell Mid-Cap Growth ETF	4,416,571	0.5
	Total Exchange-Traded Funds (Cost $4,182,821)	4,416,571	0.5
	Total Long-Term Investments (Cost $860,658,599)	995,356,085	99.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.4%
1,108,346 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,108,807, collateralized by various U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $1,130,513, due 04/01/35-09/01/61)	1,108,346	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
203,301 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $203,386, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $207,367, due 10/31/24-08/20/67)	$203,301	0.0
1,108,346 (3)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,108,807, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,130,513, due 08/15/23-11/15/57)	1,108,346	0.1
1,108,346 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $1,108,817, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $1,130,516, due 07/28/23-06/21/28)	1,108,346	0.1
1,108,346 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,108,807, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,130,513, due 07/31/23-05/20/53)	1,108,346	0.1
	Total Repurchase Agreements (Cost $4,636,685)	4,636,685	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
1,794,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $1,794,000)	$1,794,000	0.2
	Total Short-Term Investments (Cost $6,430,685)	6,430,685	0.6
	Total Investments in Securities (Cost $867,089,284)	$1,001,786,770	100.5
	Liabilities in Excess of Other Assets	(4,941,330)	(0.5)
	Net Assets	$996,845,440	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$990,939,514	$—	$—	$990,939,514
Exchange-Traded Funds	4,416,571	—	—	4,416,571
Short-Term Investments	1,794,000	4,636,685	—	6,430,685
Total Investments, at fair value	$997,150,085	$4,636,685	$—	$1,001,786,770
Other Financial Instruments+
Futures	62,654	—	—	62,654
Total Assets	$997,212,739	$4,636,685	$—	$1,001,849,424

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	10	09/15/23	$2,644,100	$62,654
			$2,644,100	$62,654
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$62,654
Total Asset Derivatives		$62,654

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$41,254
Total	$41,254
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$123,231
Total	$123,231
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $880,082,080.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$194,850,286
Gross Unrealized Depreciation	(73,082,942)
Net Unrealized Appreciation	$121,767,344
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	Communication Services: 3.6%
48,605 (1)(2)	AMC Entertainment Holdings, Inc.	$213,862	0.0
529	Cable One, Inc.	347,595	0.0
23,187 (2)	Dish Network Corp. - Class A	152,802	0.0
25,677	Electronic Arts, Inc.	3,330,307	0.4
27,411	Fox Corp. - Class A	931,974	0.1
12,583	Fox Corp. - Class B	401,272	0.0
22,932 (2)	Frontier Communications Parent, Inc.	427,453	0.0
7,201 (2)	IAC, Inc.	452,223	0.1
36,121	Interpublic Group of Cos., Inc.	1,393,548	0.1
11,681	Iridium Communications, Inc.	725,624	0.1
1,544 (2)	Liberty Broadband Corp. - Series A	123,103	0.0
10,911 (2)	Liberty Broadband Corp. - Series C	874,080	0.1
2,228 (2)	Liberty Media Corp. - Liberty Formula One A Tracking Stock	150,657	0.0
18,171 (2)	Liberty Media Corp. - Liberty Formula One C Tracking Stock	1,367,913	0.1
6,956 (2)	Liberty Media Corp. - Liberty SiriusXM A Tracking Stock	228,226	0.0
14,385 (2)	Liberty Media Corp. - Liberty SiriusXM C Tracking Stock	470,821	0.1
14,662 (2)	Live Nation Entertainment, Inc.	1,335,855	0.1
1,742	Madison Square Garden Sports Corp.	327,583	0.0
26,117 (2)	Match Group, Inc.	1,092,996	0.1
15,127	New York Times Co.	595,701	0.1
35,667	News Corp - Class A	695,507	0.1
10,907	News Corp - Class B	215,086	0.0
3,205	Nexstar Media Group, Inc.	533,793	0.1
18,489	Omnicom Group	1,759,228	0.2
858 (1)	Paramount Global - Class A	15,925	0.0
54,041 (1)	Paramount Global - Class B	859,792	0.1
55,592 (2)	Pinterest, Inc.	1,519,885	0.2
2,207 (2)	Playtika Holding Corp.	25,601	0.0
43,021 (2)	ROBLOX Corp.	1,733,746	0.2
11,545 (2)	Roku, Inc.	738,418	0.1
60,347 (1)	Sirius XM Holdings, Inc.	273,372	0.0
13,138 (2)	Spotify Technology SA	2,109,306	0.2
15,454 (2)	Take-Two Interactive Software, Inc.	2,274,211	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services (continued)
41,303 (2)	Trade Desk, Inc./The	$3,189,418	0.3
10,402 (2)	TripAdvisor, Inc.	171,529	0.0
206,505 (2)	Warner Bros Discovery, Inc.	2,589,573	0.3
4,038	World Wrestling Entertainment, Inc.	438,002	0.1
29,223 (2)	ZoomInfo Technologies, Inc.	741,972	0.1
		34,827,959	3.6
	Consumer Discretionary: 10.2%
19,686	ADT, Inc.	118,707	0.0
5,561	Advance Auto Parts, Inc.	390,938	0.0
25,367 (2)	Aptiv PLC	2,589,717	0.3
21,937	Aramark	944,388	0.1
2,853 (2)	Autonation, Inc.	469,632	0.0
21,464	Bath & Body Works, Inc.	804,900	0.1
18,256	Best Buy Co., Inc.	1,496,079	0.2
21,853	BorgWarner, Inc.	1,068,830	0.1
6,882	Boyd Gaming Corp.	477,404	0.0
5,379 (2)	Bright Horizons Family Solutions, Inc.	497,289	0.1
6,643	Brunswick Corp.	575,550	0.1
6,053 (2)	Burlington Stores, Inc.	952,682	0.1
19,270 (2)	Caesars Entertainment, Inc.	982,192	0.1
11,460 (2)	Capri Holdings Ltd.	411,299	0.0
14,799 (2)	Carmax, Inc.	1,238,676	0.1
93,134 (2)	Carnival Corp.	1,753,713	0.2
3,446	Carter’s, Inc.	250,180	0.0
2,846 (1)	Choice Hotels International, Inc.	334,462	0.0
6,661	Churchill Downs, Inc.	927,011	0.1
3,347	Columbia Sportswear Co.	258,522	0.0
102,676 (2)	Coupang, Inc.	1,786,562	0.2
5,699 (2)	CROCS, Inc.	640,796	0.1
29,166	D.R. Horton, Inc.	3,549,211	0.4
11,312	Darden Restaurants, Inc.	1,890,009	0.2
2,455 (2)	Deckers Outdoor Corp.	1,295,405	0.1
5,630	Dick’s Sporting Goods, Inc.	744,230	0.1
3,316	Domino’s Pizza, Inc.	1,117,459	0.1
28,274 (2)	DoorDash, Inc.	2,160,699	0.2
39,170 (2)	DraftKings, Inc.	1,040,747	0.1
50,088	eBay, Inc.	2,238,433	0.2
11,496 (2)	Etsy, Inc.	972,677	0.1
13,457 (2)	Expedia Group, Inc.	1,472,061	0.2
5,133 (2)	Five Below, Inc.	1,008,840	0.1
9,750 (2)	Floor & Decor Holdings, Inc.	1,013,610	0.1
25,088 (1)(2)	GameStop Corp.	608,384	0.1
18,204	Gap, Inc.	162,562	0.0
14,398	Garmin Ltd.	1,501,567	0.2
21,951	Gentex Corp.	642,286	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
13,145	Genuine Parts Co.	$2,224,528	0.2
2,830 (2)	Grand Canyon Education, Inc.	292,084	0.0
14,223	H&R Block, Inc.	453,287	0.0
12,271	Harley-Davidson, Inc.	432,062	0.0
12,241	Hasbro, Inc.	792,850	0.1
24,097	Hilton Worldwide Holdings, Inc.	3,507,318	0.4
4,357	Hyatt Hotels Corp.	499,225	0.1
10,351	Kohl’s Corp.	238,591	0.0
5,500	Lear Corp.	789,525	0.1
12,409	Leggett & Platt, Inc.	367,555	0.0
23,311	Lennar Corp. - Class A	2,921,101	0.3
1,286	Lennar Corp. - Class B	145,292	0.0
2,535	Lithia Motors, Inc.	770,919	0.1
24,960	LKQ Corp.	1,454,419	0.2
69,789 (2)	Lucid Group, Inc.	480,846	0.0
25,343	Macy’s, Inc.	406,755	0.0
3,421	Marriott Vacations Worldwide Corp.	419,825	0.0
32,973 (2)	Mattel, Inc.	644,292	0.1
28,101	MGM Resorts International	1,234,196	0.1
7,011 (1)(2)	Mister Car Wash, Inc.	67,656	0.0
4,954 (2)	Mohawk Industries, Inc.	511,055	0.1
1,851	Murphy USA, Inc.	575,865	0.1
35,631	Newell Brands, Inc.	309,990	0.0
10,688 (1)	Nordstrom, Inc.	218,783	0.0
39,599 (2)	Norwegian Cruise Line Holdings Ltd.	862,070	0.1
277 (2)	NVR, Inc.	1,759,122	0.2
5,773 (2)	Ollie’s Bargain Outlet Holdings, Inc.	334,430	0.0
28,874 (2)	Peloton Interactive, Inc.	222,041	0.0
14,357 (2)	Penn Entertainment, Inc.	344,999	0.0
1,881	Penske Auto Group, Inc.	313,431	0.0
7,679 (2)	Petco Health & Wellness Co., Inc.	68,343	0.0
7,984 (2)	Planet Fitness, Inc.	538,441	0.1
5,050	Polaris, Inc.	610,697	0.1
3,560	Pool Corp.	1,333,718	0.1
20,785	Pulte Group, Inc.	1,614,579	0.2
5,841	PVH Corp.	496,310	0.0
27,558 (1)(2)	QuantumScape Corp.	220,188	0.0
3,807	Ralph Lauren Corp.	469,403	0.0
1,524 (2)	RH	502,295	0.1
48,344 (1)(2)	Rivian Automotive, Inc.	805,411	0.1
31,478	Ross Stores, Inc.	3,529,628	0.4
21,933 (2)	Royal Caribbean Cruises Ltd.	2,275,329	0.2
13,939	Service Corp. International	900,320	0.1
12,870 (2)	Skechers USA, Inc.	677,734	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
22,109	Tapestry, Inc.	$946,265	0.1
15,629	Tempur Sealy International, Inc.	626,254	0.1
6,262	Texas Roadhouse, Inc.	703,097	0.1
4,799	Thor Industries, Inc.	496,697	0.1
10,343	Toll Brothers, Inc.	817,821	0.1
2,968 (2)	TopBuild Corp.	789,547	0.1
10,263	Tractor Supply Co.	2,269,149	0.2
6,953	Travel + Leisure Co.	280,484	0.0
4,688 (2)	Ulta Beauty, Inc.	2,206,149	0.2
17,656 (2)	Under Armour, Inc. - Class A	127,476	0.0
17,356 (2)	Under Armour, Inc. - Class C	116,459	0.0
3,747	Vail Resorts, Inc.	943,345	0.1
16,076	Valvoline, Inc.	603,011	0.1
32,747	VF Corp.	625,140	0.1
7,325 (2)	Victoria’s Secret & Co.	127,675	0.0
7,705 (2)	Wayfair, Inc.	500,902	0.1
16,202	Wendy’s Company	352,394	0.0
5,012	Whirlpool Corp.	745,736	0.1
6,105	Williams-Sonoma, Inc.	763,980	0.1
2,805	Wingstop, Inc.	561,449	0.1
7,874	Wyndham Hotels & Resorts, Inc.	539,920	0.1
9,731	Wynn Resorts Ltd.	1,027,691	0.1
8,114 (2)	YETI Holdings, Inc.	315,148	0.0
26,280	Yum! Brands, Inc.	3,641,094	0.4
		98,151,100	10.2
	Consumer Staples: 3.8%
39,023	Albertsons Cos, Inc.	851,482	0.1
12,461 (2)	BJ’s Wholesale Club Holdings, Inc.	785,168	0.1
880 (2)	Boston Beer Co., Inc.	271,427	0.0
4,584	Brown-Forman Corp. - Class A	312,033	0.0
17,229	Brown-Forman Corp. - Class B	1,150,553	0.1
13,992	Bunge Ltd.	1,320,145	0.1
17,920	Campbell Soup Co.	819,123	0.1
3,489	Casey’s General Stores, Inc.	850,897	0.1
5,094 (2)	Celsius Holdings, Inc.	759,974	0.1
22,893	Church & Dwight Co., Inc.	2,294,565	0.2
11,589	Clorox Co.	1,843,115	0.2
44,575	Conagra Brands, Inc.	1,503,069	0.2
33,747 (2)	Coty, Inc - Class A	414,751	0.0
14,845 (2)	Darling Ingredients, Inc.	946,963	0.1
19,546 (2)	Dollar Tree, Inc.	2,804,851	0.3
17,601	Flowers Foods, Inc.	437,913	0.1
4,277 (2)	Freshpet, Inc.	281,469	0.0
8,890 (2)	Grocery Outlet Holding Corp.	272,123	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
27,121	Hormel Foods Corp.	$1,090,807	0.1
6,178	Ingredion, Inc.	654,559	0.1
9,661	JM Smucker Co.	1,426,640	0.2
24,348	Kellogg Co.	1,641,055	0.2
61,160	Kroger Co.	2,874,520	0.3
13,619	Lamb Weston Holdings, Inc.	1,565,504	0.2
23,549	McCormick & Co., Inc.	2,054,179	0.2
16,377	Molson Coors Beverage Co.	1,078,262	0.1
12,203 (2)	Olaplex Holdings, Inc.	45,395	0.0
14,354 (2)	Performance Food Group Co.	864,685	0.1
3,846 (2)	Pilgrim’s Pride Corp.	82,650	0.0
5,011 (2)	Post Holdings, Inc.	434,203	0.1
5,087	Reynolds Consumer Products, Inc.	143,708	0.0
24	Seaboard Corp.	85,457	0.0
3,761	Spectrum Brands Holdings, Inc.	293,546	0.0
26,036	Tyson Foods, Inc.	1,328,877	0.1
21,227 (2)	US Foods Holding Corp.	933,988	0.1
67,137	Walgreens Boots Alliance, Inc.	1,912,733	0.2
		36,430,389	3.8
	Energy: 4.5%
31,757	Antero Midstream Corp.	368,381	0.0
26,489 (2)	Antero Resources Corp.	610,042	0.1
29,070	APA Corp.	993,322	0.1
94,951	Baker Hughes Co.	3,001,401	0.3
22,728	Cheniere Energy, Inc.	3,462,838	0.3
11,885	Chesapeake Energy Corp.	994,537	0.1
70,953	Coterra Energy, Inc.	1,795,111	0.2
60,074	Devon Energy Corp.	2,903,977	0.3
16,978	Diamondback Energy, Inc.	2,230,230	0.2
9,088	DT Midstream, Inc.	450,492	0.0
33,778	EQT Corp.	1,389,289	0.1
84,204	Halliburton Co.	2,777,890	0.3
26,049	Hess Corp.	3,541,362	0.4
13,225	HF Sinclair Corp.	589,967	0.1
58,239	Marathon Oil Corp.	1,340,662	0.1
6,066	New Fortress Energy, Inc.	162,447	0.0
36,747	NOV, Inc.	589,422	0.1
41,888	Oneok, Inc.	2,585,327	0.3
22,727	Ovintiv, Inc.	865,217	0.1
8,121	PDC Energy, Inc.	577,728	0.0
43,197	Phillips 66	4,120,130	0.4
21,929	Range Resources Corp.	644,713	0.1
102,759 (2)	Southwestern Energy Co.	617,582	0.1
20,952	Targa Resources Corp.	1,594,447	0.2
41,121 (2)	TechnipFMC PLC	683,431	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
541	Texas Pacific Land Corp.	$712,226	0.1
114,158	Williams Cos., Inc.	3,724,976	0.4
		43,327,147	4.5
	Financials: 13.9%
3,339	Affiliated Managers Group, Inc.	500,483	0.1
20,378 (2)	Affirm Holdings, Inc.	312,395	0.0
56,416	Aflac, Inc.	3,937,837	0.4
53,715 (1)	AGNC Investment Corp.	544,133	0.1
24,584	Allstate Corp.	2,680,639	0.3
25,347	Ally Financial, Inc.	684,622	0.1
6,815	American Financial Group, Inc.	809,281	0.1
9,854	Ameriprise Financial, Inc.	3,273,105	0.3
46,251	Annaly Capital Management, Inc.	925,482	0.1
48,900	Apollo Global Management, Inc.	3,756,009	0.4
33,519 (2)	Arch Capital Group Ltd.	2,508,897	0.3
15,017	Ares Management Corp.	1,446,888	0.2
19,847	Arthur J. Gallagher & Co.	4,357,806	0.5
4,954	Assurant, Inc.	622,817	0.1
5,322	Assured Guaranty Ltd.	296,968	0.0
7,281	Axis Capital Holdings Ltd.	391,936	0.0
74,066	Bank of New York Mellon Corp.	3,297,418	0.3
10,321 (1)	Bank OZK	414,491	0.0
50,817 (2)	Block, Inc.	3,382,888	0.4
41,857	Blue Owl Capital, Inc.	487,634	0.1
2,654	BOK Financial Corp.	214,390	0.0
6,242 (2)	Brighthouse Financial, Inc.	295,559	0.0
22,217	Brown & Brown, Inc.	1,529,418	0.2
19,762	Carlyle Group, Inc./The	631,396	0.1
9,855	Cboe Global Markets, Inc.	1,360,089	0.1
14,386	Cincinnati Financial Corp.	1,400,045	0.1
45,245	Citizens Financial Group, Inc.	1,179,990	0.1
2,437	CNA Financial Corp.	94,117	0.0
15,615 (2)	Coinbase Global, Inc.	1,117,253	0.1
19,474	Columbia Banking System, Inc.	394,933	0.0
12,325	Comerica, Inc.	522,087	0.1
10,704	Commerce Bancshares, Inc.	521,285	0.1
13,854	Corebridge Financial, Inc.	244,662	0.0
600 (2)	Credit Acceptance Corp.	304,758	0.0
5,544	Cullen/Frost Bankers, Inc.	596,146	0.1
23,755	Discover Financial Services	2,775,772	0.3
13,155	East West Bancorp, Inc.	694,452	0.1
33,489	Equitable Holdings, Inc.	909,561	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,430 (2)	Euronet Worldwide, Inc.	$519,949	0.1
3,334	Evercore, Inc.	412,049	0.0
3,966	Everest Re Group Ltd.	1,355,817	0.1
3,596	Factset Research Systems, Inc.	1,440,737	0.2
24,305	Fidelity National Financial, Inc.	874,980	0.1
55,488	Fidelity National Information Services, Inc.	3,035,194	0.3
63,611	Fifth Third Bancorp	1,667,244	0.2
9,386	First American Financial Corp.	535,190	0.1
1,017	First Citizens BancShares, Inc.	1,305,269	0.1
11,912	First Hawaiian, Inc.	214,535	0.0
50,056	First Horizon Corp.	564,131	0.1
6,735 (2)	FleetCor Technologies, Inc.	1,691,024	0.2
33,487	FNB Corp.	383,091	0.0
26,665 (1)	Franklin Resources, Inc.	712,222	0.1
24,520	Global Payments, Inc.	2,415,710	0.3
8,313	Globe Life, Inc.	911,271	0.1
3,324	Hanover Insurance Group, Inc.	375,712	0.0
28,540	Hartford Financial Services Group, Inc.	2,055,451	0.2
4,656	Houlihan Lokey, Inc.	457,731	0.0
134,782	Huntington Bancshares, Inc.	1,452,950	0.2
9,348	Interactive Brokers Group, Inc.	776,538	0.1
34,749	Invesco Ltd.	584,131	0.1
6,814	Jack Henry & Associates, Inc.	1,140,187	0.1
12,538	Janus Henderson Group PLC	341,660	0.0
18,822	Jefferies Financial Group, Inc.	624,326	0.1
5,638	Kemper Corp.	272,090	0.0
87,291	Keycorp	806,569	0.1
2,045	Kinsale Capital Group, Inc.	765,239	0.1
60,537	KKR & Co., Inc.	3,390,072	0.4
10,251	Lazard Ltd.	328,032	0.0
15,829	Lincoln National Corp.	407,755	0.0
17,736	Loews Corp.	1,053,164	0.1
7,309	LPL Financial Holdings, Inc.	1,589,196	0.2
15,501	M&T Bank Corp.	1,918,404	0.2
1,231 (2)	Markel Corp.	1,702,695	0.2
3,471	MarketAxess Holdings, Inc.	907,389	0.1
26,982	MGIC Investment Corp.	426,046	0.0
2,408	Morningstar, Inc.	472,137	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
7,286	MSCI, Inc. - Class A	$3,419,247	0.4
32,007	Nasdaq, Inc.	1,595,549	0.2
66,707	New York Community Bancorp., Inc.	749,787	0.1
19,198	Northern Trust Corp.	1,423,340	0.1
216,168 (2)	NU Holdings Ltd./ Cayman Islands	1,705,566	0.2
25,466	Old Republic International Corp.	640,979	0.1
10,507	OneMain Holdings, Inc.	459,051	0.0
7,047	Pinnacle Financial Partners, Inc.	399,213	0.0
6,591	Popular, Inc.	398,887	0.0
3,398	Primerica, Inc.	671,988	0.1
22,655	Principal Financial Group, Inc.	1,718,155	0.2
8,158	Prosperity Bancshares, Inc.	460,764	0.0
34,404	Prudential Financial, Inc.	3,035,121	0.3
18,314	Raymond James Financial, Inc.	1,900,444	0.2
87,585	Regions Financial Corp.	1,560,765	0.2
6,229	Reinsurance Group of America, Inc.	863,900	0.1
4,600	RenaissanceRe Holdings Ltd.	857,992	0.1
45,127	Rithm Capital Corp.	421,937	0.0
3,767	RLI Corp.	514,082	0.1
62,189 (2)	Robinhood Markets, Inc.	620,646	0.1
11,722 (1)(2)	Rocket Cos, Inc.	105,029	0.0
8,690 (2)	Ryan Specialty Holdings, Inc.	390,094	0.0
9,530	SEI Investments Co.	568,179	0.1
5,092 (2)	Shift4 Payments, Inc.	345,798	0.0
22,584	SLM Corp.	368,571	0.0
85,930 (1)(2)	SoFi Technologies, Inc.	716,656	0.1
27,600 (1)	Starwood Property Trust, Inc.	535,440	0.1
31,278	State Street Corp.	2,288,924	0.2
9,614	Stifel Financial Corp.	573,667	0.1
39,981	Synchrony Financial	1,356,155	0.1
13,544	Synovus Financial Corp.	409,706	0.0
20,671	T. Rowe Price Group, Inc.	2,315,565	0.2
4,690	TFS Financial Corp.	58,953	0.0
33,187 (2)	Toast, Inc.	749,031	0.1
6,010	TPG, Inc.	175,853	0.0
10,751	Tradeweb Markets, Inc.	736,228	0.1
18,408	Unum Group	878,062	0.1
8,694 (1)	UWM Holdings Corp.	48,686	0.0
8,369	Virtu Financial, Inc.	143,026	0.0
9,176 (3)	Voya Financial, Inc.	658,011	0.1
16,261	Webster Financial Corp.	613,853	0.1
10,126	Western Alliance Bancorp.	369,295	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
35,050	Western Union Co.	$411,136	0.0
4,005 (2)	WEX, Inc.	729,190	0.1
232	White Mountains Insurance Group Ltd.	322,227	0.0
9,988	Willis Towers Watson PLC	2,352,174	0.2
5,697	Wintrust Financial Corp.	413,716	0.0
19,927	WR Berkley Corp.	1,186,852	0.1
31,117 (2)	XP, Inc.	730,005	0.1
13,628	Zions Bancorp NA	366,048	0.0
		133,637,072	13.9
	Health Care: 11.6%
8,599 (2)	10X Genomics, Inc.	480,168	0.1
8,401 (2)	Acadia Healthcare Co., Inc.	669,056	0.1
27,680	Agilent Technologies, Inc.	3,328,520	0.3
25,868 (2)	agilon health, Inc.	448,551	0.0
7,155 (2)	Align Technology, Inc.	2,530,294	0.3
11,601 (2)	Alnylam Pharmaceuticals, Inc.	2,203,494	0.2
3,001 (2)	Amedisys, Inc.	274,411	0.0
15,149	AmerisourceBergen Corp.	2,915,122	0.3
9,341 (2)	Apellis Pharmaceuticals, Inc.	850,965	0.1
63,220 (2)	Avantor, Inc.	1,298,539	0.1
6,380 (2)	Azenta, Inc.	297,818	0.0
47,376	Baxter International, Inc.	2,158,451	0.2
13,504 (2)	Biogen, Inc.	3,846,614	0.4
17,534 (2)	BioMarin Pharmaceutical, Inc.	1,519,847	0.2
1,969 (2)	Bio-Rad Laboratories, Inc.	746,487	0.1
14,579	Bio-Techne Corp.	1,190,084	0.1
9,947	Bruker Corp.	735,282	0.1
24,175	Cardinal Health, Inc.	2,286,230	0.2
16,849 (2)	Catalent, Inc.	730,573	0.1
11,185 (2)	Certara, Inc.	203,679	0.0
4,755 (2)	Charles River Laboratories International, Inc.	999,739	0.1
1,375	Chemed Corp.	744,796	0.1
4,553	Cooper Cos., Inc.	1,745,757	0.2
5,059 (2)	DaVita, Inc.	508,278	0.1
19,803	Dentsply Sirona, Inc.	792,516	0.1
36,252 (2)	DexCom, Inc.	4,658,745	0.5
10,190 (2)	Doximity, Inc.	346,664	0.0
45,903 (2)	Elanco Animal Health, Inc.	461,784	0.1
9,249	Encompass Health Corp.	626,250	0.1
4,912 (2)	Enovis Corp.	314,957	0.0
15,336 (2)	Envista Holdings Corp.	518,970	0.1
16,728 (2)	Exact Sciences Corp.	1,570,759	0.2
30,042 (2)	Exelixis, Inc.	574,103	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
7,424 (2)	Globus Medical, Inc.	$442,025	0.0
12,210 (2)	Henry Schein, Inc.	990,231	0.1
22,768 (2)	Hologic, Inc.	1,843,525	0.2
20,990 (2)	Horizon Therapeutics Plc	2,158,822	0.2
7,637 (2)	ICON PLC	1,910,777	0.2
1,894 (2)	ICU Medical, Inc.	337,492	0.0
7,718 (2)	Idexx Laboratories, Inc.	3,876,211	0.4
14,819 (2)	Illumina, Inc.	2,778,414	0.3
17,271 (2)	Incyte Corp., Ltd.	1,075,120	0.1
2,693 (2)	Inspire Medical Systems, Inc.	874,256	0.1
6,494 (2)	Insulet Corp.	1,872,480	0.2
6,691 (2)	Integra LifeSciences Holdings Corp.	275,201	0.0
13,338 (2)	Ionis Pharmaceuticals, Inc.	547,258	0.1
17,280 (2)	IQVIA Holdings, Inc.	3,884,026	0.4
5,718 (2)	Jazz Pharmaceuticals PLC	708,860	0.1
3,331 (2)	Karuna Therapeutics, Inc.	722,327	0.1
8,291	Laboratory Corp. of America Holdings	2,000,867	0.2
10,290 (2)	Maravai LifeSciences Holdings, Inc.	127,905	0.0
4,451 (2)	Masimo Corp.	732,412	0.1
2,182 (2)	Medpace Holdings, Inc.	524,051	0.1
2,041 (2)	Mettler Toledo International, Inc.	2,677,057	0.3
4,275 (2)	Mirati Therapeutics, Inc.	154,456	0.0
5,413 (2)	Molina Healthcare, Inc.	1,630,612	0.2
9,697 (2)	Natera, Inc.	471,856	0.1
9,054 (2)	Neurocrine Biosciences, Inc.	853,792	0.1
9,829 (2)	Novocure Ltd.	407,904	0.0
23,929	Organon & Co.	497,962	0.1
3,398 (2)	Penumbra, Inc.	1,169,116	0.1
11,832	PerkinElmer, Inc.	1,405,523	0.1
12,637	Perrigo Co. PLC	429,026	0.0
11,107	Premier, Inc.	307,220	0.0
21,303 (2)	QIAGEN NV	959,274	0.1
10,494	Quest Diagnostics, Inc.	1,475,037	0.2
5,004 (2)	QuidelOrtho Corp.	414,631	0.0
14,320 (2)	R1 RCM, Inc.	264,204	0.0
5,201 (2)	Repligen Corp.	735,733	0.1
13,607	Resmed, Inc.	2,973,130	0.3
22,854 (2)	Roivant Sciences Ltd.	230,368	0.0
34,791	Royalty Pharma PLC	1,069,475	0.1
8,379 (2)	Sarepta Therapeutics, Inc.	959,563	0.1
13,135 (2)	Seagen, Inc.	2,527,962	0.3
3,397 (2)	Shockwave Medical, Inc.	969,538	0.1
9,249 (2)	Sotera Health Co.	174,251	0.0
9,295	STERIS Public Ltd. Co.	2,091,189	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
9,662 (2)	Syneos Health, Inc.	$407,157	0.0
6,035 (2)	Tandem Diabetes Care, Inc.	148,099	0.0
15,263 (2)	Teladoc Health, Inc.	386,459	0.0
4,402	Teleflex, Inc.	1,065,416	0.1
9,455 (2)	Tenet Healthcare Corp.	769,448	0.1
6,335 (2)	Ultragenyx Pharmaceutical, Inc.	292,234	0.0
4,229 (2)	United Therapeutics Corp.	933,552	0.1
5,676	Universal Health Services, Inc.	895,503	0.1
13,573 (2)	Veeva Systems, Inc.	2,683,789	0.3
112,091	Viatris, Inc.	1,118,668	0.1
5,487 (2)	Waters Corp.	1,462,505	0.2
6,935	West Pharmaceutical Services, Inc.	2,652,429	0.3
19,681	Zimmer Biomet Holdings, Inc.	2,865,554	0.3
		110,789,455	11.6
	Industrials: 18.7%
2,981	Acuity Brands, Inc.	486,142	0.1
5,835	Advanced Drainage Systems, Inc.	663,906	0.1
12,264	AECOM	1,038,638	0.1
5,862	AGCO Corp.	770,384	0.1
9,690	Air Lease Corp.	405,527	0.0
11,742 (2)	Alaska Air Group, Inc.	624,440	0.1
8,221	Allegion Public Ltd.	986,684	0.1
8,509	Allison Transmission Holdings, Inc.	480,418	0.0
60,852 (2)	American Airlines Group, Inc.	1,091,685	0.1
21,557	Ametek, Inc.	3,489,647	0.4
11,496	AO Smith Corp.	836,679	0.1
4,193	Armstrong World Industries, Inc.	308,018	0.0
1,914 (2)	Avis Budget Group, Inc.	437,674	0.0
6,518 (2)	Axon Enterprise, Inc.	1,271,792	0.1
11,482 (2)	AZEK Co., Inc./The	347,790	0.0
12,185	Booz Allen Hamilton Holding Corp.	1,359,846	0.1
10,983	Broadridge Financial Solutions, Inc. ADR	1,819,114	0.2
11,930 (2)	Builders FirstSource, Inc.	1,622,480	0.2
8,553	BWX Technologies, Inc.	612,138	0.1
2,114 (2)	CACI International, Inc.	720,536	0.1
4,747	Carlisle Cos., Inc.	1,217,748	0.1
78,092	Carrier Global Corp.	3,881,953	0.4
13,818 (2)	Ceridian HCM Holding, Inc.	925,392	0.1
10,770	CH Robinson Worldwide, Inc.	1,016,150	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
26,186 (1)(2)	ChargePoint Holdings, Inc.	$230,175	0.0
8,121	Cintas Corp.	4,036,787	0.4
44,085 (2)	Clarivate PLC	420,130	0.0
4,808 (2)	Clean Harbors, Inc.	790,579	0.1
91,576	CNH Industrial NV	1,318,694	0.1
4,112	Concentrix Corp.	332,044	0.0
40,210 (2)	Copart, Inc.	3,667,554	0.4
7,941 (2)	Core & Main, Inc.	248,871	0.0
4,494	Crane Co.	400,505	0.0
4,506	Crane NXT Co.	254,319	0.0
13,290	Cummins, Inc.	3,258,176	0.3
3,573	Curtiss-Wright Corp.	656,217	0.1
60,142 (2)	Delta Air Lines, Inc.	2,859,151	0.3
11,342	Donaldson Co., Inc.	708,988	0.1
13,072	Dover Corp.	1,930,081	0.2
5,820 (2)	Driven Brands Holdings, Inc.	157,489	0.0
25,515	Dun & Bradstreet Holdings, Inc.	295,209	0.0
4,392	EMCOR Group, Inc.	811,554	0.1
11,420	Equifax, Inc.	2,687,126	0.3
5,284	Esab Corp.	351,597	0.0
14,409	Expeditors International Washington, Inc.	1,745,362	0.2
53,517	Fastenal Co.	3,156,968	0.3
19,339	Ferguson PLC	3,042,218	0.3
12,251	Flowserve Corp.	455,125	0.0
33,143	Fortive Corp.	2,478,102	0.3
11,842	Fortune Brands Innovations, Inc.	852,032	0.1
3,117 (2)	FTI Consulting, Inc.	592,853	0.1
11,093 (2)	Gates Industrial Corp. PLC	149,534	0.0
5,697 (2)	Generac Holdings, Inc.	849,594	0.1
16,794	Genpact Ltd.	630,951	0.1
15,655	Graco, Inc.	1,351,809	0.1
10,961 (2)	GXO Logistics, Inc.	688,570	0.1
10,344 (2)	Hayward Holdings, Inc.	132,920	0.0
7,485	Heico Corp. - Class A - HEI.A	1,052,391	0.1
4,226	Heico Corp. - HEI	747,748	0.1
12,595 (2)	Hertz Global Holdings, Inc.	231,622	0.0
7,894	Hexcel Corp.	600,102	0.1
35,542	Howmet Aerospace, Inc.	1,761,462	0.2
5,020	Hubbell, Inc.	1,664,431	0.2
3,672	Huntington Ingalls Industries, Inc.	835,747	0.1
7,084	IDEX Corp.	1,524,902	0.2
37,932	Ingersoll Rand, Inc.	2,479,236	0.3
7,740	ITT, Inc.	721,445	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
11,789	Jacobs Solutions, Inc.	$1,401,594	0.1
7,712	JB Hunt Transport Services, Inc.	1,396,103	0.1
12,669	KBR, Inc.	824,245	0.1
5,580 (2)	Kirby Corp.	429,381	0.0
14,630	Knight-Swift Transportation Holdings, Inc.	812,843	0.1
3,349	Landstar System, Inc.	644,816	0.1
12,790	Leidos Holdings, Inc.	1,131,659	0.1
2,994	Lennox International, Inc.	976,254	0.1
5,228	Lincoln Electric Holdings, Inc.	1,038,438	0.1
28,718 (2)	Lyft, Inc.	275,406	0.0
4,718	Manpowergroup, Inc.	374,609	0.0
21,067	Masco Corp.	1,208,824	0.1
5,823 (2)	Mastec, Inc.	686,939	0.1
18,926	MDU Resources Group, Inc.	396,310	0.0
4,643 (2)	Mercury Systems, Inc.	160,601	0.0
4,982 (2)	Middleby Corp.	736,489	0.1
3,451	MSA Safety, Inc.	600,336	0.1
4,302	MSC Industrial Direct Co.	409,895	0.0
5,358	Nordson Corp.	1,329,748	0.1
15,410	nVent Electric PLC	796,235	0.1
9,245	Old Dominion Freight Line	3,418,339	0.4
6,106	Oshkosh Corp.	528,719	0.1
38,747	Otis Worldwide Corp.	3,448,871	0.4
8,412	Owens Corning, Inc.	1,097,766	0.1
48,058	Paccar, Inc.	4,020,052	0.4
11,979	Parker Hannifin Corp.	4,672,289	0.5
30,203	Paychex, Inc.	3,378,810	0.4
4,839	Paycom Software, Inc.	1,554,480	0.2
5,175 (2)	Paycor HCM, Inc.	122,492	0.0
3,934 (2)	Paylocity Holding Corp.	725,941	0.1
15,371	Pentair PLC	992,967	0.1
48,664 (1)(2)	Plug Power, Inc.	505,619	0.1
13,471	Quanta Services, Inc.	2,646,378	0.3
17,017	RB Global, Inc.	1,021,020	0.1
2,648 (2)	RBC Bearings, Inc.	575,861	0.1
6,196	Regal Rexnord Corp.	953,564	0.1
19,359	Republic Services, Inc.	2,965,218	0.3
9,852	Robert Half International, Inc.	741,067	0.1
10,770	Rockwell Automation, Inc.	3,548,177	0.4
20,711	Rollins, Inc.	887,052	0.1
4,298	Ryder System, Inc.	364,427	0.0
2,488 (2)	Saia, Inc.	851,916	0.1
5,130	Schneider National, Inc.	147,334	0.0
5,034	Science Applications International Corp.	566,224	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
14,129	Sensata Technologies Holding PLC	$635,664	0.1
4,163 (2)	SiteOne Landscape Supply, Inc.	696,720	0.1
4,876	Snap-On, Inc.	1,405,214	0.1
55,705	Southwest Airlines Co.	2,017,078	0.2
9,791	Spirit Aerosystems Holdings, Inc.	285,799	0.0
20,361	SS&C Technologies Holdings, Inc.	1,233,877	0.1
14,345	Stanley Black & Decker, Inc.	1,344,270	0.1
8,625 (2)	Stericycle, Inc.	400,545	0.0
19,766 (2)	Sunrun, Inc.	353,021	0.0
4,964	Tetra Tech, Inc.	812,805	0.1
18,867	Textron, Inc.	1,275,975	0.1
5,854	Timken Co.	535,817	0.1
9,751	Toro Co.	991,189	0.1
21,344	Trane Technologies PLC	4,082,253	0.4
4,914	TransDigm Group, Inc.	4,393,951	0.5
18,094	TransUnion	1,417,303	0.1
10,173 (2)	Trex Co., Inc.	666,942	0.1
840	U-Haul Holding Co.	46,469	0.0
7,563	U-Haul Holding Co. - Non-Voting	383,217	0.0
30,609 (2)	United Airlines Holdings, Inc.	1,679,516	0.2
6,430	United Rentals, Inc.	2,863,729	0.3
14,531 (2)	Univar Solutions, Inc.	520,791	0.1
1,943	Valmont Industries, Inc.	565,510	0.1
13,374	Verisk Analytics, Inc.	3,022,925	0.3
30,280	Vertiv Holdings Co.	750,036	0.1
3,110 (1)	Watsco, Inc.	1,186,372	0.1
4,145	Wesco International, Inc.	742,204	0.1
16,709	Westinghouse Air Brake Technologies Corp.	1,832,476	0.2
18,424 (2)	WillScot Mobile Mini Holdings Corp.	880,483	0.1
5,541	Woodward, Inc.	658,880	0.1
4,184	WW Grainger, Inc.	3,299,461	0.3
10,670 (2)	XPO, Inc.	629,530	0.1
22,224	Xylem, Inc.	2,502,867	0.3
		179,053,348	18.7
	Information Technology: 13.0%
14,418 (2)	Akamai Technologies, Inc.	1,295,746	0.1
6,262 (2)	Allegro MicroSystems, Inc.	282,667	0.0
5,736 (2)	Alteryx, Inc.	260,414	0.0
11,066	Amdocs Ltd.	1,093,874	0.1
79	Amdocs Ltd.	7,809	0.0
54,655	Amphenol Corp.	4,642,942	0.5

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
8,134 (2)	ANSYS, Inc.	$2,686,416	0.3
21,339 (2)	AppLovin Corp.	549,052	0.1
5,367 (2)	Arrow Electronics, Inc.	768,715	0.1
2,614 (2)	Aspen Technology, Inc.	438,133	0.0
8,511	Avnet, Inc.	429,380	0.0
18,002	Bentley Systems, Inc.	976,248	0.1
9,609 (2)	Bill.com Holdings, Inc.	1,122,812	0.1
14,524 (2)	Black Knight, Inc.	867,519	0.1
18,843 (2)	CCC Intelligent Solutions Holdings, Inc.	211,230	0.0
12,667	CDW Corp.	2,324,395	0.2
13,894 (2)	Ciena Corp.	590,356	0.1
5,171 (2)	Cirrus Logic, Inc.	418,903	0.0
26,950 (2)	Cloudflare, Inc.	1,761,722	0.2
16,182	Cognex Corp.	906,516	0.1
47,615	Cognizant Technology Solutions Corp.	3,108,307	0.3
11,164 (2)	Coherent Corp.	569,141	0.1
17,336 (2)	Confluent, Inc.	612,134	0.1
71,285	Corning, Inc.	2,497,826	0.3
19,730 (2)	Crowdstrike Holdings, Inc.	2,897,745	0.3
25,593 (2)	Datadog, Inc.	2,517,839	0.3
18,951 (2)	DocuSign, Inc.	968,207	0.1
5,542	Dolby Laboratories, Inc.	463,755	0.0
10,532 (2)	DoubleVerify Holdings, Inc.	409,905	0.0
24,527 (2)	Dropbox, Inc.	654,135	0.1
21,277 (2)	DXC Technology Co.	568,521	0.1
20,476 (2)	Dynatrace, Inc.	1,053,900	0.1
7,285 (2)	Elastic NV	467,114	0.0
12,471 (2)	Enphase Energy, Inc.	2,088,643	0.2
13,991	Entegris, Inc.	1,550,483	0.2
5,210 (2)	EPAM Systems, Inc.	1,170,948	0.1
5,646 (2)	F5, Inc.	825,784	0.1
2,271 (2)	Fair Isaac Corp.	1,837,716	0.2
9,972 (2)	First Solar, Inc.	1,895,577	0.2
6,660 (2)	Five9, Inc.	549,117	0.1
7,194 (2)	Gartner, Inc.	2,520,130	0.3
51,902	Gen Digital, Inc.	962,782	0.1
4,577 (2)	Gitlab, Inc.	233,930	0.0
7,347 (2)	GLOBALFOUNDRIES, Inc.	474,469	0.1
3,862 (2)	Globant SA	694,079	0.1
14,445 (2)	GoDaddy, Inc.	1,085,253	0.1
7,640 (2)	Guidewire Software, Inc.	581,251	0.1
8,697 (2)	HashiCorp, Inc.	227,687	0.0
121,211	Hewlett Packard Enterprise Co.	2,036,345	0.2
80,982	HP, Inc.	2,486,957	0.3
4,280 (2)	HubSpot, Inc.	2,277,345	0.2
3,982 (2)	Informatica, Inc.	73,667	0.0
2,809 (2)	IPG Photonics Corp.	381,518	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
12,116	Jabil, Inc.	$1,307,680	0.1
29,818	Juniper Networks, Inc.	934,198	0.1
16,630 (2)	Keysight Technologies, Inc.	2,784,694	0.3
19,207 (2)	Kyndryl Holdings, Inc.	255,069	0.0
12,762 (2)	Lattice Semiconductor Corp.	1,226,045	0.1
2,266	Littelfuse, Inc.	660,108	0.1
6,400 (2)	Lumentum Holdings, Inc.	363,072	0.0
5,774 (2)	Manhattan Associates, Inc.	1,154,107	0.1
80,106	Marvell Technology, Inc.	4,788,737	0.5
50,414	Microchip Technology, Inc.	4,516,590	0.5
6,217	MKS Instruments, Inc.	672,058	0.1
6,155 (2)	MongoDB, Inc.	2,529,643	0.3
4,252	Monolithic Power Systems, Inc.	2,297,058	0.2
12,273	National Instruments Corp.	704,470	0.1
6,534 (2)	nCino, Inc.	196,804	0.0
11,949 (2)	NCR Corp.	301,115	0.0
20,040	NetApp, Inc.	1,531,056	0.2
5,158 (2)	New Relic, Inc.	337,540	0.0
21,519 (2)	Nutanix, Inc.	603,608	0.1
14,071 (2)	Okta, Inc.	975,824	0.1
40,413 (2)	ON Semiconductor Corp.	3,822,262	0.4
175,559 (2)	Palantir Technologies, Inc.	2,691,319	0.3
3,927	Pegasystems, Inc.	193,601	0.0
7,352 (2)	Procore Technologies, Inc.	478,395	0.1
10,187 (2)	PTC, Inc.	1,449,610	0.2
26,347 (2)	Pure Storage, Inc. - Class A	970,097	0.1
9,337 (2)	Qorvo, Inc.	952,654	0.1
7,991 (2)	RingCentral, Inc.	261,545	0.0
17,631 (2)	SentinelOne, Inc.	266,228	0.0
14,899	Skyworks Solutions, Inc.	1,649,170	0.2
11,752 (2)	Smartsheet, Inc.	449,632	0.0
15,082 (2)	Splunk, Inc.	1,600,049	0.2
3,893	TD SYNNEX Corp.	365,942	0.0
4,366 (2)	Teledyne Technologies, Inc.	1,794,906	0.2
9,526 (2)	Teradata Corp.	508,784	0.1
14,604	Teradyne, Inc.	1,625,863	0.2
23,087 (2)	Trimble, Inc.	1,222,226	0.1
15,860 (2)	Twilio, Inc.	1,009,013	0.1
3,900 (2)	Tyler Technologies, Inc.	1,624,233	0.2
389	Ubiquiti, Inc.	68,367	0.0
35,189 (2)	UiPath, Inc.	583,082	0.1
26,926 (1)(2)	Unity Software, Inc.	1,169,127	0.1
4,376	Universal Display Corp.	630,713	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
8,482 (2)	VeriSign, Inc.	$1,916,678	0.2
6,740 (2)	Viasat, Inc.	278,092	0.0
14,577	Vontier Corp.	469,525	0.0
29,935 (2)	Western Digital Corp.	1,135,435	0.1
11,616 (1)(2)	Wolfspeed, Inc.	645,733	0.1
4,796 (2)	Zebra Technologies Corp.	1,418,801	0.1
23,165 (2)	Zoom Video Communications, Inc.	1,572,440	0.2
8,177 (2)	Zscaler, Inc.	1,196,295	0.1
		124,536,352	13.0
	Materials: 5.8%
10,972	Albemarle Corp.	2,447,743	0.3
16,653	Alcoa Corp.	565,036	0.1
138,661	Amcor PLC	1,383,837	0.1
6,127	Aptargroup, Inc.	709,874	0.1
13,434	Ardagh Metal Packaging SA	50,512	0.0
4,704	Ashland, Inc.	408,825	0.0
7,565	Avery Dennison Corp.	1,299,667	0.1
20,726 (2)	Axalta Coating Systems Ltd.	680,020	0.1
28,869	Ball Corp.	1,680,465	0.2
11,376	Berry Global Group, Inc.	731,932	0.1
9,260	Celanese Corp. - Series A	1,072,308	0.1
18,319	CF Industries Holdings, Inc.	1,271,705	0.1
13,924	Chemours Co.	513,656	0.1
47,608 (2)	Cleveland-Cliffs, Inc.	797,910	0.1
66,866	Corteva, Inc.	3,831,422	0.4
9,938	Crown Holdings, Inc.	863,314	0.1
43,035	DuPont de Nemours, Inc.	3,074,420	0.3
3,344	Eagle Materials, Inc.	623,388	0.1
11,108	Eastman Chemical Co.	929,962	0.1
20,906	Element Solutions, Inc.	401,395	0.0
11,699	FMC Corp.	1,220,674	0.1
143,807 (1)(2)	Ginkgo Bioworks Holdings, Inc.	267,481	0.0
28,523	Graphic Packaging Holding Co.	685,408	0.1
16,356	Huntsman Corp.	441,939	0.0
23,929	International Flavors & Fragrances, Inc.	1,904,509	0.2
32,448	International Paper Co.	1,032,171	0.1
6,019	Louisiana-Pacific Corp.	451,305	0.0
24,246	LyondellBasell Industries NV - Class A	2,226,510	0.2
5,785	Martin Marietta Materials, Inc.	2,670,877	0.3
31,007	Mosaic Co.	1,085,245	0.1
9,742 (2)	MP Materials Corp.	222,897	0.0
583	NewMarket Corp.	234,436	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
23,596	Nucor Corp.	$3,869,272	0.4
12,096	Olin Corp.	621,613	0.1
8,290	Packaging Corp. of America	1,095,606	0.1
21,999	PPG Industries, Inc.	3,262,452	0.3
5,478	Reliance Steel & Aluminum Co.	1,487,770	0.2
6,142	Royal Gold, Inc.	704,979	0.1
11,914	RPM International, Inc.	1,069,043	0.1
3,867	Scotts Miracle-Gro Co.	242,422	0.0
13,468	Sealed Air Corp.	538,720	0.1
7,824	Silgan Holdings, Inc.	366,867	0.0
9,157	Sonoco Products Co.	540,446	0.1
19,320	SSR Mining, Inc.	273,958	0.0
15,053	Steel Dynamics, Inc.	1,639,723	0.2
21,070	United States Steel Corp.	526,961	0.1
12,416	Vulcan Materials Co.	2,799,063	0.3
3,031	Westlake Corp.	362,114	0.0
23,799	WestRock Co.	691,837	0.1
		55,873,689	5.8
	Real Estate: 7.8%
8,336	Agree Realty Corp.	545,091	0.1
16,073	Alexandria Real Estate Equities, Inc.	1,824,125	0.2
31,197	American Homes 4 Rent	1,105,934	0.1
25,297	Americold Realty Trust, Inc.	817,093	0.1
13,937	Apartment Income REIT Corp.	502,986	0.1
13,096	AvalonBay Communities, Inc.	2,478,680	0.3
14,695	Boston Properties, Inc.	846,285	0.1
28,040	Brixmor Property Group, Inc.	616,880	0.1
9,721	Camden Property Trust	1,058,325	0.1
29,034 (2)	CBRE Group, Inc.	2,343,334	0.2
37,889 (2)	CoStar Group, Inc.	3,372,121	0.4
14,173	Cousins Properties, Inc.	323,144	0.0
20,954	CubeSmart	935,806	0.1
27,248	Digital Realty Trust, Inc.	3,102,730	0.3
4,108	EastGroup Properties, Inc.	713,149	0.1
6,952	EPR Properties	325,353	0.0
16,645	Equity Lifestyle Properties, Inc.	1,113,384	0.1
34,958	Equity Residential	2,306,179	0.2
5,982	Essex Property Trust, Inc.	1,401,582	0.1
12,480	Extra Space Storage, Inc.	1,857,648	0.2
7,574	Federal Realty Investment Trust	732,936	0.1
12,364	First Industrial Realty Trust, Inc.	650,841	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
23,576	Gaming and Leisure Properties, Inc.	$1,142,493	0.1
35,581	Healthcare Realty Trust, Inc.	671,058	0.1
51,267	Healthpeak Properties, Inc.	1,030,467	0.1
9,745	Highwoods Properties, Inc.	233,003	0.0
66,242	Host Hotels & Resorts, Inc.	1,114,853	0.1
3,153 (2)	Howard Hughes Corp.	248,835	0.0
57,277	Invitation Homes, Inc.	1,970,329	0.2
27,137	Iron Mountain, Inc.	1,541,924	0.2
4,439 (2)	Jones Lang LaSalle, Inc.	691,596	0.1
10,926	Kilroy Realty Corp.	328,763	0.0
56,694	Kimco Realty Corp.	1,118,006	0.1
8,140	Lamar Advertising Co.	807,895	0.1
7,956	Life Storage, Inc.	1,057,830	0.1
55,601 (1)	Medical Properties Trust, Inc.	514,865	0.1
10,880	Mid-America Apartment Communities, Inc.	1,652,237	0.2
7,476	National Storage Affiliates Trust	260,389	0.0
16,995	NNN REIT, Inc.	727,216	0.1
21,940	Omega Healthcare Investors, Inc.	673,339	0.1
20,574	Park Hotels & Resorts, Inc.	263,759	0.0
13,749	Rayonier, Inc.	431,719	0.0
61,959	Realty Income Corp.	3,704,529	0.4
15,951	Regency Centers Corp.	985,293	0.1
18,767	Rexford Industrial Realty, Inc.	980,013	0.1
10,064	SBA Communications Corp.	2,332,433	0.2
30,414	Simon Property Group, Inc.	3,512,209	0.4
13,198	Spirit Realty Capital, Inc.	519,737	0.1
16,820	STAG Industrial, Inc.	603,502	0.1
11,515	Sun Communities, Inc.	1,502,247	0.2
30,742	UDR, Inc.	1,320,676	0.1
37,441	Ventas, Inc.	1,769,836	0.2
94,087	VICI Properties, Inc.	2,957,154	0.3
16,556	Vornado Realty Trust	300,326	0.0
46,578	Welltower, Inc.	3,767,694	0.4
68,638	Weyerhaeuser Co.	2,300,059	0.2
19,863	WP Carey, Inc.	1,341,944	0.1
5,178 (2)	Zillow Group, Inc. - Class A	254,758	0.0
14,471 (2)	Zillow Group, Inc. - Class C	727,312	0.1
		74,333,904	7.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 5.4%
62,584	AES Corp.	$1,297,366	0.1
23,544	Alliant Energy Corp.	1,235,589	0.1
24,543	Ameren Corp.	2,004,427	0.2
18,262	American Water Works Co., Inc.	2,606,901	0.3
13,507	Atmos Energy Corp.	1,571,404	0.2
6,655 (1)	Avangrid, Inc.	250,761	0.0
11,964 (1)	Brookfield Renewable Corp.	377,105	0.0
59,145	Centerpoint Energy, Inc.	1,724,077	0.2
3,247	Clearway Energy, Inc. - Class A	87,669	0.0
7,672	Clearway Energy, Inc. - Class C	219,112	0.0
27,256	CMS Energy Corp.	1,601,290	0.2
32,523	Consolidated Edison, Inc.	2,940,079	0.3
30,710	Constellation Energy Corp.	2,811,501	0.3
19,309	DTE Energy Co.	2,124,376	0.2
35,426	Edison International	2,460,336	0.3
19,837	Entergy Corp.	1,931,529	0.2
22,744	Essential Utilities, Inc.	907,713	0.1
20,865	Evergy, Inc.	1,218,933	0.1
32,670	Eversource Energy	2,316,956	0.2
51,038	FirstEnergy Corp.	1,984,358	0.2
10,264	Hawaiian Electric Industries	371,557	0.0
4,730	Idacorp, Inc.	485,298	0.1
8,320	National Fuel Gas Co.	427,315	0.1
38,735	NiSource, Inc.	1,059,402	0.1
21,621	NRG Energy, Inc.	808,409	0.1
18,727	OGE Energy Corp.	672,487	0.1
168,854 (2)	PG&E Corp.	2,917,797	0.3
10,607	Pinnacle West Capital Corp.	864,046	0.1
69,172	PPL Corp.	1,830,291	0.2
46,612	Public Service Enterprise Group, Inc.	2,918,377	0.3
19,571	UGI Corp.	527,830	0.1
35,169	Vistra Corp.	923,186	0.1
29,576	WEC Energy Group, Inc.	2,609,786	0.3
51,646	Xcel Energy, Inc.	3,210,832	0.3
		51,298,095	5.4
	Total Common Stock (Cost $488,510,235)	942,258,510	98.3
EXCHANGE-TRADED FUNDS: 1.3%
168,488	iShares Russell Midcap Index Fund	12,304,679	1.3
	Total Exchange-Traded Funds (Cost $11,894,662)	12,304,679	1.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
OTHER(4): —%
Communication Services: —%
14,786 (5)(6)	GCI Liberty - Class A	$—	—
Total Other
	(Cost $—)	—	—
Total Long-Term Investments
	(Cost $500,404,897)	954,563,189	99.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 1.1%
728,011 (7)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $728,314, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $742,571, due 04/01/35-09/01/61)	728,011	0.1
2,401,275 (7)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,402,274, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,449,301, due 08/15/23-11/15/57)	2,401,275	0.2
2,401,275 (7)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $2,402,295, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $2,449,306, due 07/28/23-06/21/28)	2,401,275	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,401,275 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,402,274, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,449,300, due 07/31/23-05/20/53)	$2,401,275	0.3
2,114,137 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $2,115,032, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,156,470, due 07/15/25-02/15/51)	2,114,137	0.2
	Total Repurchase Agreements
	(Cost $10,045,973)	10,045,973	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
2,191,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $2,191,000)	2,191,000	0.2
	Total Short-Term Investments (Cost $12,236,973)	12,236,973	1.3
	Total Investments in Securities (Cost $512,641,870)	$966,800,162	100.9
	Liabilities in Excess of Other Assets	(8,986,734)	(0.9)
	Net Assets	$957,813,428	100.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
Investment in affiliate

(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$942,258,510	$—	$—	$942,258,510
Exchange-Traded Funds	12,304,679	—	—	12,304,679
Other	—	—	—	—
Short-Term Investments	2,191,000	10,045,973	—	12,236,973
Total Investments, at fair value	$956,754,189	$10,045,973	$—	$966,800,162
Other Financial Instruments+
Futures	75,107	—	—	75,107
Total Assets	$956,829,296	$10,045,973	$—	$966,875,269

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$773,606	$35,751	$(126,165)	$(25,181)	$658,011	$—	$150,474	$—
	$773,606	$35,751	$(126,165)	$(25,181)	$658,011	$—	$150,474	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty - Class A	5/23/2023	$—	$—
		$—	$—
At June 30, 2023, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	12	09/15/23	$3,172,920	$75,107
			$3,172,920	$75,107
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$75,107
Total Asset Derivatives		$75,107

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$99,385
Total	$99,385
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$182,093
Total	$182,093
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $525,503,184.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$494,904,767
Gross Unrealized Depreciation	(53,532,682)
Net Unrealized Appreciation	$441,372,085
See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Communication Services: 2.5%
23,584 (1)	Advantage Solutions, Inc.	$55,187	0.0
7,472 (1)	AMC Networks, Inc.	89,290	0.0
4,530 (1)	Anterix, Inc.	143,556	0.0
14,779 (1)(2)	AST SpaceMobile, Inc.	69,461	0.0
3,044	ATN International, Inc.	111,410	0.0
5,823 (1)	Bandwidth, Inc.	79,659	0.0
6,022 (1)	Boston Omaha Corp.	113,334	0.0
24,901 (1)	Bumble, Inc.	417,839	0.1
8,110 (1)	Cardlytics, Inc.	51,255	0.0
24,349 (1)	Cargurus, Inc.	551,018	0.1
16,582 (1)	Cars.com, Inc.	328,655	0.1
32,758 (1)	Charge Enterprises, Inc.	32,103	0.0
27,101 (1)	Cinemark Holdings, Inc.	447,166	0.1
93,165 (1)	Clear Channel Outdoor Holdings, Inc.	127,636	0.0
10,786	Cogent Communications Holdings, Inc.	725,790	0.1
19,242 (1)	Consolidated Communications Holdings, Inc.	73,697	0.0
380 (1)	Daily Journal Corp.	109,926	0.0
12,620 (1)	DHI Group, Inc.	48,335	0.0
8,744 (1)	EchoStar Corp.	151,621	0.0
16,099	Entravision Communications Corp.	70,675	0.0
19,670 (1)	Eventbrite, Inc.	187,849	0.0
5,237 (1)	EverQuote, Inc.	34,041	0.0
14,929 (1)	EW Scripps Co.	136,600	0.0
49,573 (1)	fuboTV, Inc.	103,112	0.0
35,534 (1)	Gannett Co., Inc.	79,952	0.0
171,503 (1)	Globalstar, Inc.	185,223	0.0
16,123 (1)	Gogo, Inc.	274,252	0.1
20,828	Gray Television, Inc.	164,125	0.0
10,391 (1)(2)	Grindr, Inc.	57,462	0.0
3,975 (1)	IDT Corp.	102,754	0.0
26,305 (1)	iHeartMedia, Inc.	95,750	0.0
11,753 (1)	Imax Corp.	199,683	0.1
9,608 (1)	Integral Ad Science Holding Corp.	172,752	0.0
10,718	John Wiley & Sons, Inc.	364,734	0.1
45,044 (1)	Liberty Latin America Ltd.	388,279	0.1
11,913 (1)	Liberty Media Corp. - Liberty Braves C Tracking Stock	471,993	0.1
14,620 (1)	Lions Gate Entertainment Corp. - Class A	129,095	0.0
28,777 (1)	Lions Gate Entertainment Corp. - Class B	240,288	0.1
10,135 (1)	Loop Media, Inc.	24,223	0.0
246,108	Lumen Technologies, Inc.	556,204	0.1
10,624 (1)	Madison Square Garden Entertainment Corp.	357,179	0.1
32,684 (1)	Magnite, Inc.	446,137	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services (continued)
6,427	Marcus Corp.	$95,312	0.0
6,493 (1)(2)	MediaAlpha, Inc.	66,943	0.0
36,170 (1)(2)	Nextdoor Holdings, Inc.	117,914	0.0
6,517 (1)	Ooma, Inc.	97,559	0.0
11,416 (1)	Outbrain, Inc.	56,167	0.0
21,641 (1)	Playstudios, Inc.	106,257	0.0
10,616 (1)	PubMatic, Inc.	194,060	0.0
13,003 (1)	QuinStreet, Inc.	114,816	0.0
23,738 (1)	Quotient Technology, Inc.	91,154	0.0
20,616 (1)	Radius Global Infrastructure, Inc.	307,178	0.1
7,352	Scholastic Corp.	285,919	0.1
12,341	Shenandoah Telecommunications Co.	239,786	0.1
6,005	Shutterstock, Inc.	292,263	0.1
9,157 (2)	Sinclair, Inc.	126,550	0.0
6,442 (1)	Sphere Entertainment Co.	176,446	0.0
4,822	Spok Holdings, Inc.	64,084	0.0
26,641 (1)	Stagwell, Inc.	192,082	0.0
6,750 (1)	TechTarget, Inc.	210,128	0.1
54,988	TEGNA, Inc.	893,005	0.2
24,991	Telephone & Data Systems, Inc.	205,676	0.1
7,732 (1)	Thryv Holdings, Inc.	190,207	0.0
3,573	Townsquare Media, Inc.	42,554	0.0
25,472 (1)	TrueCar, Inc.	57,567	0.0
37,699 (1)	Vimeo, Inc.	155,320	0.0
5,877 (1)	Vivid Seats, Inc.	46,546	0.0
13,405 (1)	WideOpenWest, Inc.	113,138	0.0
16,751 (1)	Yelp, Inc.	609,904	0.1
11,442 (1)	Ziff Davis, Inc.	801,627	0.1
17,713 (1)	ZipRecruiter, Inc.	314,583	0.1
		14,834,045	2.5
	Consumer Discretionary: 10.4%
6,932 (1)	1-800-Flowers.com, Inc.	54,070	0.0
19,974 (1)	2U, Inc.	80,495	0.0
8,124	Aaron’s Co., Inc./The	114,873	0.0
12,159 (1)	Abercrombie & Fitch Co. - Class A	458,151	0.1
18,481	Academy Sports & Outdoors, Inc.	998,898	0.2
15,584 (1)	Accel Entertainment, Inc.	164,567	0.0
7,965	Acushnet Holdings Corp.	435,526	0.1
23,276 (1)	Adient plc	891,936	0.2
11,162 (1)	Adtalem Global Education, Inc.	383,303	0.1
28,035 (1)	American Axle & Manufacturing Holdings, Inc.	231,849	0.0
44,479	American Eagle Outfitters, Inc.	524,852	0.1
1,522 (1)(2)	America’s Car-Mart, Inc.	151,865	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
25,297 (1)(2)	AMMO, Inc.	$53,883	0.0
21,856	Arko Corp.	173,755	0.0
5,374 (1)	Asbury Automotive Group, Inc.	1,292,017	0.2
8,144 (1)	Bally’s Corp.	126,721	0.0
27,415 (1)	BARK, Inc.	36,462	0.0
7,362 (1)	Beazer Homes USA, Inc.	208,271	0.0
6,893 (2)	Big Lots, Inc.	60,865	0.0
5,702 (1)	BJ’s Restaurants, Inc.	181,324	0.0
21,516	Bloomin Brands, Inc.	578,565	0.1
2,795	Bluegreen Vacations Holding Corp.	99,642	0.0
7,325 (1)	Boot Barn Holdings, Inc.	620,354	0.1
7,659 (1)(2)	Bowlero Corp.	89,151	0.0
10,703 (1)	Brinker International, Inc.	391,730	0.1
7,436	Buckle, Inc.	257,286	0.1
3,274	Build-A-Bear Workshop, Inc.	70,129	0.0
8,657	Caleres, Inc.	207,162	0.0
10,237	Camping World Holdings, Inc.	308,134	0.1
14,333 (1)	CarParts.com, Inc.	60,915	0.0
3,554	Carriage Services, Inc.	115,398	0.0
9,399 (1)	Carrols Restaurant Group, Inc.	47,371	0.0
23,558 (1)(2)	Carvana Co.	610,623	0.1
2,183 (1)	Cavco Industries, Inc.	643,985	0.1
8,538 (1)	Century Casinos, Inc.	60,620	0.0
7,035	Century Communities, Inc.	539,022	0.1
11,823	Cheesecake Factory	408,839	0.1
29,357 (1)	Chegg, Inc.	260,690	0.1
30,445 (1)	Chico’s FAS, Inc.	162,881	0.0
3,078 (1)(2)	Childrens Place, Inc./The	71,440	0.0
4,801 (1)	Chuy’s Holdings, Inc.	195,977	0.0
7,270	Clarus Corp.	66,448	0.0
5,639 (1)(2)	ContextLogic, Inc.	37,105	0.0
4,199 (1)	Cooper-Standard Holdings, Inc.	59,878	0.0
31,585 (1)	Coursera, Inc.	411,237	0.1
5,485 (2)	Cracker Barrel Old Country Store, Inc.	511,092	0.1
11,832 (2)	Cricut, Inc.	144,350	0.0
31,515	Dana, Inc.	535,755	0.1
10,566 (1)	Dave & Buster’s Entertainment, Inc.	470,821	0.1
14,407 (1)	Denny’s Corp.	177,494	0.0
12,846	Designer Brands, Inc.	129,745	0.0
15,338 (1)	Destination XL Group, Inc.	75,156	0.0
904 (2)	Dillards, Inc.	294,957	0.1
3,780	Dine Brands Global, Inc.	219,353	0.0
6,630 (1)	Dorman Products, Inc.	522,643	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
6,073 (1)(2)	Dream Finders Homes, Inc.	$149,335	0.0
7,006 (1)	Duolingo, Inc.	1,001,438	0.2
7,621	El Pollo Loco Holdings, Inc.	66,836	0.0
5,747	Ethan Allen Interiors, Inc.	162,525	0.0
8,348 (1)	European Wax Center, Inc.	155,523	0.0
21,914 (1)	Everi Holdings, Inc.	316,876	0.1
17,171 (1)	EVgo, Inc.	68,684	0.0
31,689 (1)	Figs, Inc.	262,068	0.1
48,029 (1)(2)	Fisker, Inc.	270,884	0.1
19,893 (2)	Foot Locker, Inc.	539,299	0.1
12,421 (1)	Fossil Group, Inc.	31,922	0.0
10,502 (1)	Fox Factory Holding Corp.	1,139,572	0.2
5,930 (2)	Franchise Group, Inc.	169,835	0.0
20,290 (1)	Frontdoor, Inc.	647,251	0.1
9,257 (1)	Full House Resorts, Inc.	62,022	0.0
8,574 (1)	Funko, Inc.	92,771	0.0
3,242 (1)	Genesco, Inc.	81,180	0.0
8,179 (1)	Gentherm, Inc.	462,195	0.1
10,765 (1)	G-III Apparel Group Ltd.	207,442	0.0
8,629 (1)	Global Business Travel Group I	62,388	0.0
4,984 (1)	Golden Entertainment, Inc.	208,331	0.0
68,883 (1)	Goodyear Tire & Rubber Co.	942,319	0.2
31,552 (1)	GoPro, Inc.	130,625	0.0
920	Graham Holdings Co.	525,762	0.1
6,631 (1)	Green Brick Partners, Inc.	376,641	0.1
3,456	Group 1 Automotive, Inc.	891,994	0.2
14,303 (1)	GrowGeneration Corp.	48,630	0.0
7,962 (2)	Guess?, Inc.	154,861	0.0
84,685	Hanesbrands, Inc.	384,470	0.1
3,764	Haverty Furniture Cos., Inc.	113,748	0.0
5,863 (1)	Helen of Troy Ltd.	633,321	0.1
3,167	Hibbett, Inc.	114,930	0.0
20,220 (1)	Hilton Grand Vacations, Inc.	918,797	0.2
13,287 (1)	Holley, Inc.	54,344	0.0
3,409	Hooker Furnishings Corp.	63,612	0.0
1,215 (1)	Hovnanian Enterprises, Inc.	120,540	0.0
5,773 (1)	Inspired Entertainment, Inc.	84,921	0.0
5,906	Installed Building Products, Inc.	827,785	0.1
26,305	International Game Technology PLC	838,866	0.1
6,775 (1)	iRobot Corp.	306,569	0.1
5,153	Jack in the Box, Inc.	502,572	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,894 (1)	JAKKS Pacific, Inc.	$37,823	0.0
1,485	Johnson Outdoors, Inc.	91,253	0.0
18,368	KB Home	949,809	0.2
13,535	Kontoor Brands, Inc.	569,823	0.1
21,458 (2)	Krispy Kreme, Inc.	316,076	0.1
1,429 (1)	Kura Sushi USA, Inc.	132,826	0.0
3,875 (1)	Lands’ End, Inc.	30,070	0.0
10,523 (1)	Latham Group, Inc.	39,040	0.0
33,343	Laureate Education Inc. - Class A	403,117	0.1
10,587	La-Z-Boy, Inc.	303,212	0.1
6,157	LCI Industries	777,999	0.1
2,845 (1)	Legacy Housing Corp.	65,976	0.0
43,396 (1)	Leslie’s, Inc.	407,488	0.1
5,139 (1)	LGI Homes, Inc.	693,200	0.1
10,722 (1)	Life Time Group Holdings, Inc.	210,902	0.0
22,610 (1)	Light & Wonder, Inc.	1,554,664	0.3
8,594 (1)	Lindblad Expeditions Holdings, Inc.	93,503	0.0
2,946 (1)	Livewire Group, Inc.	34,792	0.0
3,365 (1)	Lovesac Co/The	90,687	0.0
66,501 (1)(2)	Luminar Technologies, Inc.	457,527	0.1
6,499 (1)	M/I Homes, Inc.	566,648	0.1
5,203 (1)	Malibu Boats, Inc.	305,208	0.1
5,235 (1)	MarineMax, Inc.	178,828	0.0
4,591 (1)	MasterCraft Boat Holdings, Inc.	140,714	0.0
14,054	MDC Holdings, Inc.	657,306	0.1
8,875	Meritage Homes Corp.	1,262,646	0.2
12,592 (1)	Modine Manufacturing Co.	415,788	0.1
3,390	Monarch Casino & Resort, Inc.	238,825	0.1
11,340 (1)	Mondee Holdings, Inc.	101,039	0.0
7,918 (2)	Monro, Inc.	321,708	0.1
3,908	Movado Group, Inc.	104,852	0.0
955	Nathan’s Famous, Inc.	75,006	0.0
19,473 (1)	National Vision Holdings, Inc.	472,999	0.1
15,147 (1)	Nerdy, Inc.	63,163	0.0
8,870 (1)	ODP Corp./The	415,293	0.1
5,786 (1)	ONE Group Hospitality, Inc./The	42,354	0.0
17,960 (1)	OneSpaWorld Holdings Ltd.	217,316	0.0
3,129 (1)	OneWater Marine, Inc.	113,395	0.0
10,967 (1)	Overstock.com, Inc.	357,195	0.1
3,739	Oxford Industries, Inc.	367,992	0.1
8,454	Papa Johns International, Inc.	624,159	0.1
5,296	Patrick Industries, Inc.	423,680	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
16,769 (1)	Perdoceo Education Corp.	$205,756	0.0
5,200	PetMed Express, Inc.	71,708	0.0
9,455 (1)	PlayAGS, Inc.	53,421	0.0
10,355 (1)	Portillo’s, Inc.	233,298	0.0
6,901 (1)	Potbelly Corp.	60,591	0.0
15,833	Purple Innovation, Inc.	44,016	0.0
2,197	RCI Hospitality Holdings, Inc.	166,950	0.0
4,036 (1)	Red Robin Gourmet Burgers, Inc.	55,818	0.0
12,079	Red Rock Resorts, Inc.	565,056	0.1
11,920 (1)	Rent the Runway, Inc.	23,602	0.0
10,177 (1)(2)	Revolve Group, Inc.	166,903	0.0
2,078	Rocky Brands, Inc.	43,638	0.0
24,628 (1)	Rover Group, Inc.	120,923	0.0
16,594 (1)	Rush Street Interactive, Inc.	51,773	0.0
81,025 (1)(2)	Sabre Corp.	258,470	0.1
26,394 (1)	Sally Beauty Holdings, Inc.	325,966	0.1
9,965 (1)	SeaWorld Entertainment, Inc.	558,140	0.1
9,281 (1)	Shake Shack, Inc.	721,319	0.1
4,514	Shoe Carnival, Inc.	105,989	0.0
11,036	Signet Jewelers Ltd.	720,209	0.1
17,488 (1)	Six Flags Entertainment Corp.	454,338	0.1
13,216 (1)	Skyline Champion Corp.	864,987	0.2
5,349 (1)	Sleep Number Corp.	145,921	0.0
11,617	Smith & Wesson Brands, Inc.	151,486	0.0
5,270 (1)	Snap One Holdings Corp.	61,395	0.0
38,164 (1)	Solid Power, Inc.	96,937	0.0
5,871 (1)	Solo Brands, Inc.	33,230	0.0
4,175	Sonic Automotive, Inc.	199,022	0.0
31,496 (1)	Sonos, Inc.	514,330	0.1
10,366 (1)	Sportsman’s Warehouse Holdings, Inc.	59,086	0.0
5,374	Standard Motor Products, Inc.	201,632	0.0
18,877	Steven Madden Ltd.	617,089	0.1
21,247 (1)	Stitch Fix, Inc.	81,801	0.0
6,620 (1)	Stoneridge, Inc.	124,787	0.0
5,696	Strategic Education, Inc.	386,417	0.1
10,366 (1)	Stride, Inc.	385,926	0.1
4,363	Sturm Ruger & Co., Inc.	231,064	0.0
34,002 (1)	Super Group SGHC Ltd.	98,606	0.0
23,510 (1)	Sweetgreen, Inc.	301,398	0.1
7,713 (1)	Target Hospitality Corp.	103,508	0.0
25,740 (1)	Taylor Morrison Home Corp.	1,255,340	0.2
17,845 (1)	ThredUp, Inc.	43,542	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
7,004 (1)	Tilly’s, Inc.	$49,098	0.0
34,756 (1)(2)	Topgolf Callaway Brands Corp.	689,907	0.1
8,932 (1)(2)	Traeger, Inc.	37,961	0.0
24,909 (1)	Tri Pointe Homes, Inc.	818,510	0.1
20,884 (1)	Udemy, Inc.	224,085	0.0
9,573 (1)	Universal Technical Institute, Inc.	66,149	0.0
13,504	Upbound Group, Inc.	420,380	0.1
16,029 (1)	Urban Outfitters, Inc.	531,041	0.1
7,291 (1)	Vera Bradley, Inc.	46,589	0.0
13,879 (1)	Vista Outdoor, Inc.	384,032	0.1
6,846 (1)	Visteon Corp.	983,154	0.2
18,471 (1)	Vizio Holding Corp.	124,679	0.0
3,655 (1)	VOXX International Corp.	45,614	0.0
20,871 (1)	Warby Parker, Inc.	243,982	0.1
717	Winmark Corp.	238,381	0.0
7,440	Winnebago Industries	496,174	0.1
19,719	Wolverine World Wide, Inc.	289,672	0.1
39,842 (1)(2)	Workhorse Group, Inc.	34,726	0.0
13,222 (1)	WW International, Inc.	88,852	0.0
5,517 (1)(2)	XPEL, Inc.	464,642	0.1
6,016 (1)	Xponential Fitness, Inc.	103,776	0.0
3,980 (1)	Zumiez, Inc.	66,307	0.0
		62,412,315	10.4
	Consumer Staples: 3.4%
8,086	Andersons, Inc.	373,169	0.1
17,283 (2)	B&G Foods, Inc.	240,579	0.0
20,374 (1)	Beauty Health Co/The	170,530	0.0
32,981 (1)	BellRing Brands, Inc.	1,207,105	0.2
44,883 (1)	Benson Hill, Inc.	58,348	0.0
14,648 (1)(2)	Beyond Meat, Inc.	190,131	0.0
9,332 (1)(2)	BRC, Inc.	48,153	0.0
4,369	Calavo Growers, Inc.	126,788	0.0
9,393	Cal-Maine Foods, Inc.	422,685	0.1
12,075 (1)	Central Garden & Pet Co. - Class A - CENTA	440,255	0.1
8,636 (1)	Chefs’ Warehouse Holdings, Inc.	308,823	0.1
1,163	Coca-Cola Consolidated, Inc.	739,691	0.1
17,518	Dole PLC	236,843	0.0
10,369 (1)	Duckhorn Portfolio, Inc./The	134,486	0.0
12,908	Edgewell Personal Care Co.	533,230	0.1
12,264 (1)	elf Beauty, Inc.	1,400,917	0.2
17,361	Energizer Holdings, Inc.	582,982	0.1
8,507	Fresh Del Monte Produce, Inc.	218,715	0.0
21,577 (1)	Hain Celestial Group, Inc.	269,928	0.1
24,235 (1)	Herbalife Ltd.	320,871	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
11,901 (1)	HF Foods Group, Inc.	$55,816	0.0
33,309 (1)	Hostess Brands, Inc.	843,384	0.1
3,629	Ingles Markets, Inc.	299,937	0.1
4,462	Inter Parfums, Inc.	603,396	0.1
3,821	J&J Snack Foods Corp.	605,094	0.1
2,242	John B Sanfilippo & Son, Inc.	262,919	0.0
4,788	Lancaster Colony Corp.	962,819	0.2
4,869	Limoneira Co.	75,762	0.0
2,698	Medifast, Inc.	248,648	0.0
3,831	MGP Ingredients, Inc.	407,159	0.1
12,371 (1)	Mission Produce, Inc.	149,937	0.0
5,886 (1)	National Beverage Corp.	284,588	0.1
3,838 (1)	Natures Sunshine Prods, Inc.	52,389	0.0
12,328	Nu Skin Enterprises, Inc.	409,290	0.1
1,293	Oil-Dri Corp. of America	76,274	0.0
6,319	Pricesmart, Inc.	467,985	0.1
38,796	Primo Water Corp.	486,502	0.1
1,496 (1)	Seneca Foods Corp.	48,889	0.0
22,171 (1)	Simply Good Foods Co/The	811,237	0.1
9,686 (1)	Sovos Brands, Inc.	189,458	0.0
8,929	SpartanNash Co.	200,992	0.0
25,717 (1)	Sprouts Farmers Market, Inc.	944,585	0.2
23,664 (1)	SunOpta, Inc.	158,312	0.0
12,668 (1)	TreeHouse Foods, Inc.	638,214	0.1
4,535	Turning Point Brands, Inc.	108,885	0.0
14,578 (1)	United Natural Foods, Inc.	285,000	0.1
6,349	Universal Corp.	317,069	0.1
2,855 (1)	USANA Health Sciences, Inc.	179,979	0.0
17,749 (2)	Utz Brands, Inc.	290,374	0.1
36,407	Vector Group Ltd.	466,374	0.1
7,030 (1)	Vita Coco Co., Inc./The	188,896	0.0
7,562 (1)	Vital Farms, Inc.	90,668	0.0
5,376 (1)	Waldencast plc	41,556	0.0
3,393	WD-40 Co.	640,089	0.1
4,225	Weis Markets, Inc.	271,287	0.1
7,424 (1)(2)	Westrock Coffee Co.	80,699	0.0
6,547 (1)	Zevia PBC	28,218	0.0
		20,296,909	3.4
	Energy: 6.6%
8,927 (1)	Amplify Energy Corp.	60,436	0.0
4,471 (2)	Arch Resources, Inc.	504,150	0.1
34,033	Archrock, Inc.	348,838	0.1
10,369	Ardmore Shipping Corp.	128,057	0.0
4,183	Atlas Energy Solutions, Inc.	72,617	0.0
19,877	Berry Corp.	136,754	0.0
56,309 (1)(2)	Borr Drilling Ltd.	424,007	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
5,923 (1)	Bristow Group, Inc.	$170,168	0.0
15,674	Cactus, Inc.	663,324	0.1
18,023	California Resources Corp.	816,262	0.1
14,936 (1)	Callon Petroleum Co.	523,806	0.1
3,056 (1)	Centrus Energy Corp.	99,503	0.0
49,414	ChampionX Corp.	1,533,811	0.3
10,292	Chord Energy Corp.	1,582,910	0.3
17,301 (2)	Civitas Resources, Inc.	1,200,170	0.2
41,826 (1)	Clean Energy Fuels Corp.	207,457	0.0
41,078 (1)	CNX Resources Corp.	727,902	0.1
22,841 (2)	Comstock Resources, Inc.	264,956	0.1
8,415	CONSOL Energy, Inc.	570,621	0.1
11,466	Core Laboratories, Inc.	266,584	0.1
9,845 (2)	Crescent Energy Co.	102,585	0.0
7,331	CVR Energy, Inc.	219,637	0.0
16,839	Delek US Holdings, Inc.	403,294	0.1
12,415 (1)	Denbury, Inc.	1,070,918	0.2
34,414	DHT Holdings, Inc.	293,551	0.1
25,465 (1)	Diamond Offshore Drilling, Inc.	362,622	0.1
4,998 (1)	DMC Global, Inc.	88,764	0.0
7,997	Dorian L.P.G Ltd.	205,123	0.0
8,833 (1)	Dril-Quip, Inc.	205,544	0.0
14,015 (1)	Earthstone Energy, Inc.	200,274	0.0
36,419 (1)	Encore Energy Corp.	87,770	0.0
38,599 (1)(2)	Energy Fuels, Inc./ Canada	240,858	0.0
7,585	Enviva, Inc.	82,297	0.0
107,085	Equitrans Midstream Corp.	1,023,733	0.2
8,902	Evolution Petroleum Corp.	71,839	0.0
4,774	Excelerate Energy, Inc.	97,055	0.0
21,687 (1)	Expro Group Holdings NV	384,294	0.1
7,414	FLEX LNG Ltd.	226,349	0.0
2,778 (1)	Forum Energy Technologies, Inc.	71,089	0.0
57,511 (1)(2)	Gevo, Inc.	87,417	0.0
25,013	Golar LNG Ltd.	504,512	0.1
7,040	Granite Ridge Resources, Inc.	46,675	0.0
14,197 (1)	Green Plains, Inc.	457,711	0.1
2,573 (1)	Gulfport Energy Corp.	270,345	0.1
6,021 (1)	Hallador Energy Co.	51,600	0.0
35,756 (1)	Helix Energy Solutions Group, Inc.	263,879	0.1
25,008	Helmerich & Payne, Inc.	886,534	0.2
10,293	International Seaways, Inc.	393,604	0.1
4,395	Kinetik Holdings, Inc.	154,440	0.0
3,349 (1)	KLX Energy Services Holdings, Inc.	32,586	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
112,619 (1)	Kosmos Energy Ltd.	$674,588	0.1
41,286	Liberty Energy, Inc.	551,994	0.1
44,027	Magnolia Oil & Gas Corp.	920,164	0.2
27,965	Matador Resources Co.	1,463,129	0.2
36,604	Murphy Oil Corp.	1,401,933	0.2
2,291 (1)	Nabors Industries Ltd.	213,132	0.0
22,773 (1)	Newpark Resources, Inc.	119,103	0.0
7,810 (1)(2)	NextDecade Corp.	64,120	0.0
47,187 (1)	NexTier Oilfield Solutions, Inc.	421,852	0.1
26,237 (1)	Noble Corp. PLC	1,083,850	0.2
50,298	Nordic American Tankers Ltd.	184,594	0.0
18,152	Northern Oil and Gas, Inc.	622,977	0.1
25,583 (1)	Oceaneering International, Inc.	478,402	0.1
16,271 (1)	Oil States International, Inc.	121,544	0.0
16,399 (1)	Overseas Shipholding Group, Inc.	68,384	0.0
13,535 (1)	Par Pacific Holdings, Inc.	360,166	0.1
51,648	Patterson-UTI Energy, Inc.	618,227	0.1
28,442	PBF Energy, Inc.	1,164,415	0.2
30,510 (2)	Peabody Energy Corp.	660,847	0.1
61,912	Permian Resources Corp.	678,556	0.1
5,827 (1)	ProFrac Holding Corp.	65,029	0.0
23,974 (1)	ProPetro Holding Corp.	197,546	0.0
4,092 (1)	REX American Resources Corp.	142,443	0.0
2,384	Riley Exploration Permian, Inc.	85,156	0.0
20,571	RPC, Inc.	147,083	0.0
8,103	SandRidge Energy, Inc.	123,571	0.0
12,944	Scorpio Tankers, Inc.	611,345	0.1
6,710 (1)	SEACOR Marine Holdings, Inc.	76,695	0.0
12,431 (1)	Seadrill Ltd.	513,027	0.1
21,272	Select Water Solutions, Inc.	172,303	0.0
28,477	SFL Corp. Ltd.	265,690	0.1
4,442 (1)	SilverBow Resources, Inc.	129,351	0.0
19,895	Sitio Royalties Corp.	522,642	0.1
29,881	SM Energy Co.	945,136	0.2
9,033	Solaris Oilfield Infrastructure, Inc.	75,245	0.0
27,304 (1)	Talos Energy, Inc.	378,706	0.1
18,807 (1)	Teekay Corp.	113,594	0.0
5,923	Teekay Tankers Ltd.	226,436	0.0
132,022 (1)(2)	Tellurian, Inc.	186,151	0.0
31,307 (1)	Tetra Technologies, Inc.	105,818	0.0
11,638 (1)	Tidewater, Inc.	645,211	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
90,423 (1)(2)	Uranium Energy Corp.	$307,438	0.1
18,613 (1)	US Silica Holdings, Inc.	225,776	0.0
27,858	Vaalco Energy, Inc.	104,746	0.0
15,141 (1)(2)	Valaris Ltd.	952,823	0.2
16,542 (1)	Vertex Energy, Inc.	103,387	0.0
4,081 (1)	Vital Energy, Inc.	184,257	0.0
6,295	Vitesse Energy, Inc.	141,008	0.0
23,974 (1)	W&T Offshore, Inc.	92,779	0.0
17,525 (1)	Weatherford International PLC	1,164,011	0.2
15,266	World Kinect Corp.	315,701	0.1
		40,081,313	6.6
	Financials: 14.7%
4,586	1st Source Corp.	192,291	0.0
2,510	ACNB Corp.	83,257	0.0
5,177	Alerus Financial Corp.	93,082	0.0
5,259 (1)	AlTi Global, Inc.	40,284	0.0
5,043	Amalgamated Financial Corp.	81,142	0.0
4,680	A-Mark Precious Metals, Inc.	175,196	0.0
11,050 (1)	Ambac Financial Group, Inc.	157,352	0.0
7,075	Amerant Bancorp, Inc.	121,619	0.0
18,794	American Equity Investment Life Holding Co.	979,355	0.2
3,378	American National Bankshares, Inc.	97,894	0.0
16,616	Ameris Bancorp.	568,433	0.1
5,016	Amerisafe, Inc.	267,453	0.1
36,798	Apollo Commercial Real Estate Finance, Inc.	416,553	0.1
43,159 (2)	Arbor Realty Trust, Inc.	639,616	0.1
12,322 (2)	Ares Commercial Real Estate Corp.	125,068	0.0
7,941	Argo Group International Holdings Ltd.	235,133	0.0
46,285 (2)	ARMOUR Residential REIT, Inc.	246,699	0.1
4,251	Arrow Financial Corp.	85,615	0.0
14,481	Artisan Partners Asset Management, Inc.	569,248	0.1
5,588 (1)	AssetMark Financial Holdings, Inc.	165,740	0.0
36,341	Associated Banc-Corp.	589,814	0.1
18,804	Atlantic Union Bankshares Corp.	487,964	0.1
1,260 (1)	Atlanticus Holdings Corp.	52,933	0.0
10,185 (1)	Avantax, Inc.	227,940	0.0
36,691 (1)	AvidXchange Holdings, Inc.	380,853	0.1
14,212 (1)	Axos Financial, Inc.	560,521	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,651 (2)	B. Riley Financial, Inc.	$213,853	0.0
14,205	Banc of California, Inc.	164,494	0.0
5,391	Bancfirst Corp.	495,972	0.1
7,530	Banco Latinoamericano de Comercio Exterior SA	166,112	0.0
13,550 (1)	Bancorp, Inc.	442,407	0.1
2,444 (2)	Bank First Corp.	203,341	0.0
9,423	Bank of Hawaii Corp.	388,510	0.1
4,376	Bank of Marin Bancorp	77,324	0.0
12,477	Bank of NT Butterfield & Son Ltd.	341,371	0.1
18,766	BankUnited, Inc.	404,407	0.1
8,637	Banner Corp.	377,178	0.1
4,498	Bar Harbor Bankshares	110,831	0.0
11,308	Berkshire Hills Bancorp, Inc.	234,415	0.0
78,813	BGC Partners, Inc.	349,142	0.1
40,698 (2)	Blackstone Mortgage Trust, Inc.	846,925	0.1
7,665 (1)	Blue Foundry Bancorp	77,493	0.0
12,061	Bread Financial Holdings, Inc.	378,595	0.1
6,743 (1)	Bridgewater Bancshares, Inc.	66,419	0.0
8,264	Brightsphere Investment Group, Inc.	173,131	0.0
31,009	BrightSpire Capital, Inc.	208,691	0.0
22,084	Brookline Bancorp, Inc.	193,014	0.0
14,855 (1)	BRP Group, Inc.	368,107	0.1
1,684 (2)	Burke & Herbert Financial Services Corp.	108,113	0.0
7,307	Business First Bancshares, Inc.	110,116	0.0
6,930	Byline Bancorp, Inc.	125,364	0.0
45,386	Cadence Bank	891,381	0.2
2,086	Cambridge Bancorp	113,291	0.0
4,099	Camden National Corp.	126,946	0.0
18,500 (1)	Cannae Holdings, Inc.	373,885	0.1
14,894 (1)	Cantaloupe, Inc.	118,556	0.0
4,143	Capital City Bank Group, Inc.	126,942	0.0
33,560	Capitol Federal Financial, Inc.	207,065	0.0
6,337	Capstar Financial Holdings, Inc.	77,755	0.0
7,514 (1)	Carter Bankshares, Inc.	111,132	0.0
3,704	Cass Information Systems, Inc.	143,641	0.0
17,958	Cathay General Bancorp.	578,068	0.1
7,245	Central Pacific Financial Corp.	113,819	0.0
4,982 (2)	Chicago Atlantic Real Estate Finance, Inc.	75,477	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
59,066 (2)	Chimera Investment Corp.	$340,811	0.1
4,847	Citizens & Northern Corp.	93,547	0.0
1,174	Citizens Financial Services, Inc.	87,428	0.0
3,787	City Holding Co.	340,792	0.1
5,152	Civista Bancshares, Inc.	89,645	0.0
23,399	Claros Mortgage Trust, Inc.	265,345	0.1
6,474	CNB Financial Corp.	114,266	0.0
28,239	CNO Financial Group, Inc.	668,417	0.1
2,958 (1)	Coastal Financial Corp./WA	111,369	0.0
6,220	Cohen & Steers, Inc.	360,698	0.1
8,360 (1)	Columbia Financial, Inc.	144,544	0.0
13,239	Community Bank System, Inc.	620,644	0.1
4,368	Community Trust Bancorp, Inc.	155,370	0.0
15,720	Compass Diversified Holdings	340,967	0.1
10,052	ConnectOne Bancorp, Inc.	166,763	0.0
12,775 (1)	CrossFirst Bankshares, Inc.	127,750	0.0
7,209 (1)	Customers Bancorp, Inc.	218,144	0.0
32,483	CVB Financial Corp.	431,374	0.1
811	Diamond Hill Investment Group, Inc.	138,924	0.0
9,013	Dime Community Bancshares, Inc.	158,899	0.0
6,310 (1)	Donnelley Financial Solutions, Inc.	287,294	0.1
12,914	Dynex Capital, Inc.	162,587	0.0
7,958	Eagle Bancorp, Inc.	168,391	0.0
39,771	Eastern Bankshares, Inc.	487,990	0.1
6,452 (1)	eHealth, Inc.	51,874	0.0
15,953 (2)	Ellington Financial, Inc.	220,151	0.0
7,085	Employers Holdings, Inc.	265,050	0.1
7,198	Enact Holdings, Inc.	180,886	0.0
5,667 (1)	Encore Capital Group, Inc.	275,530	0.1
7,702 (1)	Enova International, Inc.	409,130	0.1
2,882 (1)	Enstar Group Ltd.	703,900	0.1
3,186	Enterprise Bancorp, Inc./MA	92,203	0.0
9,158	Enterprise Financial Services Corp.	358,078	0.1
4,495	Equity Bancshares, Inc.	102,396	0.0
1,972	Esquire Financial Holdings, Inc.	90,199	0.0
25,949	Essent Group Ltd.	1,214,413	0.2
15,775	EVERTEC, Inc.	580,993	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,511	F&G Annuities & Life, Inc.	$111,783	0.0
3,890	Farmers & Merchants Bancorp, Inc./Archbold OH	87,564	0.0
10,370	Farmers National Banc Corp.	128,277	0.0
8,852	FB Financial Corp.	248,299	0.1
2,338	Federal Agricultural Mortgage Corp.	336,064	0.1
1,506	Fidelity D&D Bancorp, Inc.	73,177	0.0
14,378 (1)	Finance Of America Cos, Inc.	27,462	0.0
5,170	Financial Institutions, Inc.	81,376	0.0
3,299	First Bancorp, Inc./The	80,298	0.0
45,600	First BanCorp. Puerto Rico	557,232	0.1
9,848	First BanCorp. Southern Pines NC	292,978	0.1
7,939	First Bancshares, Inc./The	205,144	0.0
13,458	First Busey Corp.	270,506	0.1
25,095	First Commonwealth Financial Corp.	317,452	0.1
5,282	First Community Bancshares, Inc.	157,034	0.0
23,469	First Financial Bancorp.	479,706	0.1
32,227 (2)	First Financial Bankshares, Inc.	918,147	0.2
3,855	First Financial Corp.	125,172	0.0
13,110	First Foundation, Inc.	52,047	0.0
21,380	First Interstate Bancsystem, Inc.	509,699	0.1
14,514	First Merchants Corp.	409,730	0.1
5,576	First Mid Bancshares, Inc.	134,605	0.0
6,463	First of Long Island Corp.	77,685	0.0
9,351	FirstCash Holdings, Inc.	872,729	0.2
3,761	Five Star Bancorp	84,134	0.0
7,757	Flushing Financial Corp.	95,334	0.0
23,233 (1)	Flywire Corp.	721,152	0.1
14,134 (1)	Focus Financial Partners, Inc.	742,176	0.1
27,514 (1)	Forge Global Holdings, Inc.	66,859	0.0
21,604	Franklin BSP Realty Trust, Inc.	305,913	0.1
39,032	Fulton Financial Corp.	465,261	0.1
11,186	GCM Grosvenor, Inc.	84,342	0.0
121,325 (1)	Genworth Financial, Inc.	606,625	0.1
7,691	German American Bancorp, Inc.	209,041	0.0
27,412	Glacier Bancorp., Inc.	854,432	0.2
984 (1)	GoHealth, Inc.	19,395	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,222 (1)	Goosehead Insurance, Inc.	$328,412	0.1
15,946	Granite Point Mortgage Trust, Inc.	84,514	0.0
2,620	Great Southern Bancorp., Inc.	132,913	0.0
12,063 (1)	Green Dot Corp.	226,061	0.0
1,964	Greene County Bancorp, Inc.	58,527	0.0
8,004 (1)	Greenlight Capital Re Ltd.	84,322	0.0
8,681	Hamilton Lane, Inc.	694,306	0.1
21,297	Hancock Whitney Corp.	817,379	0.1
8,339	Hanmi Financial Corp.	124,501	0.0
25,182 (2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	629,550	0.1
12,016	HarborOne Bancorp, Inc.	104,299	0.0
1,656 (2)	HCI Group, Inc.	102,308	0.0
10,495	Heartland Financial USA, Inc.	292,496	0.1
16,514	Heritage Commerce Corp.	136,736	0.0
9,389	Heritage Financial Corp.	151,820	0.0
12,173	Hilltop Holdings, Inc.	382,963	0.1
422 (2)	Hingham Institution for Savings	89,962	0.0
2,985 (1)	Hippo Holdings, Inc.	49,342	0.0
2,693	Home Bancorp, Inc.	89,435	0.0
45,550	Home Bancshares, Inc./Conway AR	1,038,540	0.2
4,857	HomeTrust Bancshares, Inc.	101,463	0.0
29,007	Hope Bancorp, Inc.	244,239	0.0
10,459	Horace Mann Educators Corp.	310,214	0.1
11,283	Horizon Bancorp, Inc.	117,456	0.0
5,826 (1)	I3 Verticals, Inc.	133,182	0.0
11,537	Independent Bank Corp.	513,512	0.1
6,242	Independent Bank Corp. Michigan	105,864	0.0
9,212	Independent Bank Group, Inc.	318,090	0.1
13,479	International Bancshares Corp.	595,772	0.1
8,274 (1)	International Money Express, Inc.	202,961	0.0
10,154 (2)	Invesco Mortgage Capital, Inc.	116,466	0.0
19,756	Jackson Financial, Inc.	604,731	0.1
9,209	James River Group Holdings Ltd.	168,156	0.0
3,558	John Marshall Bancorp, Inc.	71,480	0.0
16,915	Kearny Financial Corp./ MD	119,251	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
14,643	KKR Real Estate Finance Trust, Inc.	$178,205	0.0
30,765	Ladder Capital Corp.	333,800	0.1
16,324	Lakeland Bancorp, Inc.	218,578	0.0
6,218	Lakeland Financial Corp.	301,697	0.1
12,168 (1)(2)	Lemonade, Inc.	205,031	0.0
25,502 (1)	LendingClub Corp.	248,644	0.1
2,606 (1)	LendingTree, Inc.	57,619	0.0
8,266	Live Oak Bancshares, Inc.	217,478	0.0
9,866	Macatawa Bank Corp.	91,556	0.0
26,105 (1)	Maiden Holdings Ltd.	54,821	0.0
119,466 (1)	Marqeta, Inc.	581,799	0.1
12,319 (1)	MBIA, Inc.	106,436	0.0
4,844	Mercantile Bank Corp.	133,791	0.0
4,303	Merchants Bancorp/IN	110,071	0.0
6,592	Mercury General Corp.	199,540	0.0
6,029	Metrocity Bankshares, Inc.	107,859	0.0
2,546 (1)	Metropolitan Bank Holding Corp.	88,423	0.0
27,196	MFA Financial, Inc.	305,683	0.1
4,469	Mid Penn Bancorp, Inc.	98,676	0.0
2,563	Middlefield Banc Corp.	68,688	0.0
6,243	Midland States Bancorp, Inc.	124,298	0.0
4,062	MidWestOne Financial Group, Inc.	86,805	0.0
15,936 (2)	Moelis & Co.	722,538	0.1
16,636 (1)	Mr Cooper Group, Inc.	842,447	0.1
3,348	MVB Financial Corp.	70,576	0.0
9,052	National Bank Holdings Corp.	262,870	0.1
586	National Western Life Group, Inc.	243,518	0.0
23,582	Navient Corp.	438,154	0.1
10,917	NBT Bancorp., Inc.	347,706	0.1
3,656	Nelnet, Inc.	352,731	0.1
8,358 (1)	NerdWallet, Inc.	78,649	0.0
24,751	New York Mortgage Trust, Inc.	245,530	0.0
5,865 (2)	NewtekOne, Inc.	93,253	0.0
3,265	Nicolet Bankshares, Inc.	221,726	0.0
20,802 (1)	NMI Holdings, Inc.	537,108	0.1
2,236	Northeast Bank	93,174	0.0
12,889	Northfield Bancorp, Inc.	141,521	0.0
31,297	Northwest Bancshares, Inc.	331,748	0.1
2,382	Norwood Financial Corp.	70,340	0.0
14,822	OceanFirst Financial Corp.	231,520	0.0
1,878 (1)	Ocwen Financial Corp.	56,284	0.0
12,172	OFG Bancorp	317,446	0.1
72,599	Old National Bancorp.	1,012,030	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
11,781	Old Second Bancorp, Inc.	$153,860	0.0
24,948 (1)	Open Lending Corp.	262,203	0.1
1,617 (2)	Orange County Bancorp, Inc.	59,829	0.0
9,659 (2)	Orchid Island Capital, Inc.	99,971	0.0
7,567	Origin Bancorp, Inc.	221,713	0.0
37,743 (1)	Oscar Health, Inc.	304,209	0.1
10,813	P10, Inc.	122,187	0.0
23,565	Pacific Premier Bancorp, Inc.	487,324	0.1
28,850 (2)	PacWest Bancorp	235,128	0.0
48,501 (1)	Pagseguro Digital Ltd.	457,849	0.1
6,131 (1)	Palomar Holdings, Inc.	355,843	0.1
3,752	Park National Corp.	383,905	0.1
7,021	Pathward Financial, Inc.	325,494	0.1
13,308	Patria Investments Ltd.	190,304	0.0
64,545 (1)	Payoneer Global, Inc.	310,461	0.1
7,926 (1)	Paysafe Ltd.	79,973	0.0
4,892	Peapack-Gladstone Financial Corp.	132,475	0.0
6,391	PennyMac Financial Services, Inc.	449,351	0.1
23,698	Pennymac Mortgage Investment Trust	319,449	0.1
8,813	Peoples Bancorp., Inc.	233,985	0.0
2,244	Peoples Financial Services Corp.	98,265	0.0
10,234	Perella Weinberg Partners	85,249	0.0
4,321	Piper Sandler Cos	558,532	0.1
5,954	PJT Partners, Inc.	414,637	0.1
1,760	Plumas Bancorp	62,814	0.0
9,600 (1)	PRA Group, Inc.	219,360	0.0
3,715	Preferred Bank/Los Angeles CA	204,288	0.0
9,388	Premier Financial Corp.	150,396	0.0
6,944	Primis Financial Corp.	58,468	0.0
13,692	ProAssurance Corp.	206,612	0.0
11,553 (1)	PROG Holdings, Inc.	371,082	0.1
19,442	Provident Financial Services, Inc.	317,682	0.1
4,435	QCR Holdings, Inc.	181,968	0.0
38,531	Radian Group, Inc.	974,064	0.2
38,068 (2)	Ready Capital Corp.	429,407	0.1
1,455	Red River Bancshares, Inc.	71,499	0.0
29,809	Redwood Trust, Inc.	189,883	0.0
2,050	Regional Management Corp.	62,525	0.0
21,005 (1)	Remitly Global, Inc.	395,314	0.1
13,867	Renasant Corp.	362,345	0.1
21,121 (1)(2)	Repay Holdings Corp.	165,377	0.0
2,628	Republic Bancorp., Inc.	111,690	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
10,095	S&T Bancorp, Inc.	$274,483	0.1
3,699	Safety Insurance Group, Inc.	265,292	0.1
11,522	Sandy Spring Bancorp, Inc.	261,319	0.1
6,365	Sculptor Capital Management, Inc.	56,203	0.0
20,245	Seacoast Banking Corp. of Florida	447,415	0.1
14,889	Selective Insurance Group	1,428,600	0.2
34,507 (1)	Selectquote, Inc.	67,289	0.0
12,523	ServisFirst Bancshares, Inc.	512,441	0.1
31,018	Simmons First National Corp.	535,061	0.1
23,717 (1)	SiriusPoint Ltd.	214,165	0.0
2,592 (1)	Skyward Specialty Insurance Group, Inc.	65,837	0.0
5,200	SmartFinancial, Inc.	111,852	0.0
2,269 (1)	Southern First Bancshares, Inc.	56,158	0.0
2,563	Southern Missouri Bancorp, Inc.	98,547	0.0
8,100	Southside Bancshares, Inc.	211,896	0.0
18,568	SouthState Corp.	1,221,774	0.2
12,366	Stellar Bancorp, Inc.	283,058	0.1
12,914	StepStone Group, Inc.	320,396	0.1
6,552	Stewart Information Services Corp.	269,549	0.1
7,022	Stock Yards Bancorp, Inc.	318,588	0.1
71,332 (1)	StoneCo Ltd.	908,770	0.2
4,301 (1)	StoneX Group, Inc.	357,327	0.1
12,021 (1)	Texas Capital Bancshares, Inc.	619,082	0.1
4,036 (1)	Third Coast Bancshares, Inc.	64,051	0.0
6,502	Tiptree Financial, Inc.	97,595	0.0
3,868	Tompkins Financial Corp.	215,448	0.0
17,402	TowneBank/Portsmouth VA	404,422	0.1
18,139	TPG RE Finance Trust, Inc.	134,410	0.0
7,925	Trico Bancshares	263,110	0.1
5,648 (1)	Triumph Financial, Inc.	342,947	0.1
9,656 (1)(2)	Trupanion, Inc.	190,030	0.0
5,437	TrustCo Bank Corp. NY	155,553	0.0
15,431	Trustmark Corp.	325,903	0.1
22,977	Two Harbors Investment Corp.	318,921	0.1
10,832	UMB Financial Corp.	659,669	0.1
32,683	United Bankshares, Inc.	969,705	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
27,754	United Community Banks, Inc./GA	$693,572	0.1
5,590	United Fire Group, Inc.	126,669	0.0
4,891 (1)	United Insurance Holdings Corp.	21,814	0.0
6,905	Universal Insurance Holdings, Inc.	106,544	0.0
8,000	Univest Financial Corp.	144,640	0.0
17,618 (1)(2)	Upstart Holdings, Inc.	630,901	0.1
103,341	Valley National Bancorp	800,893	0.1
12,890	Veritex Holdings, Inc.	231,118	0.0
6,323	Victory Capital Holdings, Inc.	199,427	0.0
1,767	Virtus Investment Partners, Inc.	348,929	0.1
7,608	Walker & Dunlop, Inc.	601,717	0.1
16,194	Washington Federal, Inc.	429,465	0.1
4,515	Washington Trust Bancorp, Inc.	121,047	0.0
6,003	Waterstone Financial, Inc.	86,983	0.0
14,691	WesBanco, Inc.	376,237	0.1
4,815	West BanCorp, Inc.	88,644	0.0
6,693	Westamerica Bancorp.	256,342	0.1
34,924	WisdomTree, Inc.	239,579	0.0
964 (1)(2)	World Acceptance Corp.	129,186	0.0
15,855	WSFS Financial Corp.	598,051	0.1
		88,887,114	14.7
	Health Care: 16.5%
63,526 (1)	23andMe Holding Co.	111,171	0.0
12,382 (1)	2seventy bio, Inc.	125,306	0.0
7,802 (1)	4D Molecular Therapeutics, Inc.	140,982	0.0
15,187 (1)	89bio, Inc.	287,794	0.1
4,815 (1)	Aadi Bioscience, Inc.	32,935	0.0
29,796 (1)	Acadia Pharmaceuticals, Inc.	713,614	0.1
16,512 (1)	Accolade, Inc.	222,417	0.1
23,906 (1)	Accuray, Inc.	92,516	0.0
17,239 (1)	Aclaris Therapeutics, Inc.	178,768	0.0
2,059 (1)	Acrivon Therapeutics, Inc.	26,685	0.0
6,855 (1)	Actinium Pharmaceuticals, Inc.	50,864	0.0
17,952 (1)	AdaptHealth Corp.	218,476	0.0
27,862 (1)	Adaptive Biotechnologies Corp.	186,954	0.0
3,865 (1)	Addus HomeCare Corp.	358,285	0.1
7,643 (1)	Adicet Bio, Inc.	18,572	0.0
52,067 (1)	ADMA Biologics, Inc.	192,127	0.0
2,386 (1)	Aerovate Therapeutics, Inc.	40,920	0.0
84,331 (1)	Agenus, Inc.	134,930	0.0
7,426 (1)	Agiliti, Inc.	122,529	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
13,855 (1)	Agios Pharmaceuticals, Inc.	$392,374	0.1
11,026 (1)	Akero Therapeutics, Inc.	514,804	0.1
4,877 (1)	Akoya Biosciences, Inc.	36,041	0.0
11,517 (1)	Aldeyra Therapeutics, Inc.	96,628	0.0
15,767 (1)	Alector, Inc.	94,760	0.0
21,605 (1)	Alignment Healthcare, Inc.	124,229	0.0
40,573 (1)	Alkermes PLC	1,269,935	0.2
16,752 (1)	Allakos, Inc.	73,039	0.0
20,079 (1)(2)	Allogene Therapeutics, Inc.	99,793	0.0
10,556 (1)	Allovir, Inc.	35,890	0.0
18,834 (1)	Alphatec Holdings, Inc.	338,635	0.1
8,150 (1)(2)	Alpine Immune Sciences, Inc.	83,782	0.0
12,168 (1)	Altimmune, Inc.	42,953	0.0
5,696 (1)	ALX Oncology Holdings, Inc.	42,777	0.0
61,018 (1)	American Well Corp.	128,138	0.0
68,474 (1)	Amicus Therapeutics, Inc.	860,033	0.2
10,032 (1)	AMN Healthcare Services, Inc.	1,094,692	0.2
30,669 (1)	Amneal Pharmaceuticals, Inc.	95,074	0.0
9,491 (1)	Amphastar Pharmaceuticals, Inc.	545,448	0.1
12,489 (1)	Amylyx Pharmaceuticals, Inc.	269,388	0.1
5,304 (1)	AnaptysBio, Inc.	107,883	0.0
17,031 (1)(2)	Anavex Life Sciences Corp.	138,462	0.0
9,350 (1)	Angiodynamics, Inc.	97,520	0.0
3,224 (1)	ANI Pharmaceuticals, Inc.	173,548	0.0
3,881 (1)	Anika Therapeutics, Inc.	100,828	0.0
11,652 (1)	Annexon, Inc.	41,015	0.0
10,543 (1)	Apollo Medical Holdings, Inc.	333,159	0.1
33,460 (1)	Arbutus Biopharma Corp.	76,958	0.0
9,311 (1)	Arcellx, Inc.	294,414	0.1
5,696 (1)	Arcturus Therapeutics Holdings, Inc.	163,361	0.0
12,843 (1)	Arcus Biosciences, Inc.	260,841	0.1
12,656 (1)	Arcutis Biotherapeutics, Inc.	120,612	0.0
52,433 (1)	Ardelyx, Inc.	177,748	0.0
25,279 (1)	Arrowhead Pharmaceuticals, Inc.	901,449	0.2
9,812 (1)(2)	Artivion, Inc.	168,668	0.0
12,112 (1)	Arvinas, Inc.	300,620	0.1
13,632 (1)	Assertio Holdings, Inc.	73,885	0.0
6,465 (1)	Astria Therapeutics, Inc.	53,853	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
24,448 (1)	Atara Biotherapeutics, Inc.	$39,361	0.0
19,651 (1)	Atea Pharmaceuticals, Inc.	73,495	0.0
11,434 (1)	AtriCure, Inc.	564,382	0.1
346	Atrion Corp.	195,732	0.0
7,012 (1)	Aura Biosciences, Inc.	86,598	0.0
33,479 (1)	Aurinia Pharmaceuticals, Inc.	324,077	0.1
11,628 (1)	Avanos Medical, Inc.	297,212	0.1
15,171 (1)	Avid Bioservices, Inc.	211,939	0.0
17,393 (1)	Avidity Biosciences, Inc.	192,888	0.0
6,261 (1)	Avita Medical, Inc.	106,500	0.0
10,332 (1)	AxoGen, Inc.	94,331	0.0
12,080 (1)	Axonics, Inc.	609,678	0.1
8,079 (1)	Axsome Therapeutics, Inc.	580,557	0.1
16,636 (1)(2)	Beam Therapeutics, Inc.	531,187	0.1
6,688 (1)	Beyond Air, Inc.	28,491	0.0
11,072 (1)	BioAtla, Inc.	33,216	0.0
46,348 (1)	BioCryst Pharmaceuticals, Inc.	326,290	0.1
14,412 (1)	Biohaven Ltd.	344,735	0.1
8,395 (1)	BioLife Solutions, Inc.	185,529	0.0
4,874 (1)	Biomea Fusion, Inc.	106,984	0.0
4,943 (1)(2)	Bioxcel Therapeutics, Inc.	32,920	0.0
27,106 (1)(2)	Bluebird Bio, Inc.	89,179	0.0
14,895 (1)	Blueprint Medicines Corp.	941,364	0.2
28,091 (1)	Bridgebio Pharma, Inc.	483,165	0.1
43,034 (1)	Brookdale Senior Living, Inc.	181,603	0.0
33,082 (1)(2)	Butterfly Network, Inc.	76,089	0.0
6,320 (1)(2)	Cabaletta Bio, Inc.	81,591	0.0
59,200 (1)	Cano Health, Inc.	82,288	0.0
13,390 (1)(2)	Cara Therapeutics, Inc.	37,894	0.0
12,587 (1)	CareDx, Inc.	106,989	0.0
18,892 (1)	CareMax, Inc.	58,754	0.0
13,870 (1)	Caribou Biosciences, Inc.	58,947	0.0
6,714 (2)	Carisma Therapeutics, Inc.	58,882	0.0
9,770 (1)(2)	Cassava Sciences, Inc.	239,560	0.1
6,050 (1)	Castle Biosciences, Inc.	83,006	0.0
23,915 (1)	Catalyst Pharmaceuticals, Inc.	321,418	0.1
4,625 (1)(2)	Celcuity, Inc.	50,782	0.0
11,392 (1)(2)	Celldex Therapeutics, Inc.	386,531	0.1
15,127 (1)	Cerevel Therapeutics Holdings, Inc.	480,887	0.1
44,341 (1)	Cerus Corp.	109,079	0.0
14,198 (1)	Chinook Therapeutics, Inc.	545,487	0.1
32,220 (1)(2)	Citius Pharmaceuticals, Inc.	38,664	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
17,449 (1)	Codexis, Inc.	$48,857	0.0
16,942 (1)	Cogent Biosciences, Inc.	200,593	0.0
18,793 (1)	Coherus Biosciences, Inc.	80,246	0.0
8,759 (1)	Collegium Pharmaceutical, Inc.	188,231	0.0
31,504 (1)	Community Health Systems, Inc.	138,618	0.0
23,209 (1)	Compass Therapeutics, Inc.	73,805	0.0
3,751 (1)	Computer Programs & Systems, Inc.	92,612	0.0
7,440	Conmed Corp.	1,011,022	0.2
20,226 (1)	Corcept Therapeutics, Inc.	450,028	0.1
11,373 (1)(2)	CorMedix, Inc.	45,094	0.0
2,223 (1)	Corvel Corp.	430,150	0.1
13,351 (1)	Crinetics Pharmaceuticals, Inc.	240,585	0.1
8,741 (1)	Cross Country Healthcare, Inc.	245,447	0.1
10,681 (1)	CryoPort, Inc.	184,247	0.0
9,045 (1)	Cue Biopharma, Inc.	33,014	0.0
6,719 (1)	Cullinan Oncology, Inc.	72,296	0.0
4,128 (1)	Cutera, Inc.	62,457	0.0
2,842 (1)	CVRx, Inc.	43,880	0.0
24,345 (1)	Cymabay Therapeutics, Inc.	266,578	0.1
29,593 (1)	Cytek Biosciences, Inc.	252,724	0.1
22,843 (1)	Cytokinetics, Inc.	745,139	0.1
12,000 (1)	Day One Biopharmaceuticals, Inc.	143,280	0.0
13,016 (1)	Deciphera Pharmaceuticals, Inc.	183,265	0.0
10,728 (1)	Definitive Healthcare Corp.	118,008	0.0
28,894 (1)	Denali Therapeutics, Inc.	852,662	0.2
8,459 (1)(2)	Design Therapeutics, Inc.	53,292	0.0
9,499 (1)	DICE Therapeutics, Inc.	441,324	0.1
1,922 (1)	Disc Medicine, Inc.	85,337	0.0
20,406 (1)	DocGo, Inc.	191,204	0.0
31,728 (1)	Dynavax Technologies Corp.	409,926	0.1
10,500 (1)	Dyne Therapeutics, Inc.	118,125	0.0
2,615 (1)	Eagle Pharmaceuticals, Inc./DE	50,836	0.0
10,795 (1)	Edgewise Therapeutics, Inc.	83,661	0.0
17,238 (1)	Editas Medicine, Inc.	141,869	0.0
14,298	Embecta Corp.	308,837	0.1
12,454 (1)	Emergent Biosolutions, Inc.	91,537	0.0
4,891 (1)	Enanta Pharmaceuticals, Inc.	104,667	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
12,517 (1)	Enhabit, Inc.	$143,945	0.0
5,790 (1)(2)	Enliven Therapeutics, Inc.	118,174	0.0
13,354	Ensign Group, Inc.	1,274,773	0.2
5,349 (1)(2)	Entrada Therapeutics, Inc.	80,984	0.0
78,918 (1)	EQRx, Inc.	146,787	0.0
20,285 (1)	Erasca, Inc.	55,987	0.0
26,829 (1)	Evolent Health, Inc.	812,919	0.1
10,497 (1)	Evolus, Inc.	76,313	0.0
6,606 (1)(2)	EyePoint Pharmaceuticals, Inc.	57,472	0.0
20,692 (1)	Fate Therapeutics, Inc.	98,494	0.0
5,365 (1)	Fennec Pharmaceuticals, Inc.	47,373	0.0
22,305 (1)	FibroGen, Inc.	60,223	0.0
5,401 (1)	Foghorn Therapeutics, Inc.	38,023	0.0
5,289 (1)	Fulgent Genetics, Inc.	195,852	0.0
1 (1)	GeneDx Holdings Corp.	6	0.0
699 (1)(2)	Genelux Corp.	22,871	0.0
11,691 (1)	Generation Bio Co.	64,300	0.0
122,534 (1)	Geron Corp.	393,334	0.1
11,448 (1)	Glaukos Corp.	815,212	0.1
22,086 (1)	Gritstone bio, Inc.	43,068	0.0
27,241 (1)	Guardant Health, Inc.	975,228	0.2
12,392 (1)	Haemonetics Corp.	1,055,055	0.2
32,991 (1)	Halozyme Therapeutics, Inc.	1,189,985	0.2
8,070 (1)	Harmony Biosciences Holdings, Inc.	283,983	0.1
6,494 (1)	Harrow Health, Inc.	123,646	0.0
9,951 (1)	Harvard Bioscience, Inc.	54,631	0.0
13,871 (1)	Health Catalyst, Inc.	173,387	0.0
20,654 (1)	HealthEquity, Inc.	1,304,094	0.2
6,113	HealthStream, Inc.	150,135	0.0
25,436 (1)(2)	Heron Therapeutics, Inc.	29,506	0.0
5,283 (1)	HilleVax, Inc.	90,815	0.0
30,009 (1)	Hims & Hers Health, Inc.	282,085	0.1
15,720 (1)	Humacyte, Inc.	44,959	0.0
6,852 (1)(2)	Icosavax, Inc.	68,040	0.0
13,393 (1)	Ideaya Biosciences, Inc.	314,736	0.1
2,777 (1)(2)	IGM Biosciences, Inc.	25,632	0.0
5,533 (1)	Ikena Oncology, Inc.	36,296	0.0
5,068 (1)(2)	Immuneering Corp.	51,390	0.0
27,002 (1)	ImmunityBio, Inc.	75,066	0.0
59,561 (1)	Immunogen, Inc.	1,123,916	0.2
13,224 (1)	Immunovant, Inc.	250,859	0.1
12,630 (1)	Inari Medical, Inc.	734,308	0.1
5,085 (1)	InfuSystem Holdings, Inc.	48,969	0.0
8,441 (1)	Inhibrx, Inc.	219,128	0.1
18,868 (1)	Inmode Ltd.	704,720	0.1
5,342 (1)	Innovage Holding Corp.	40,065	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
15,525 (1)	Innoviva, Inc.	$197,633	0.0
6,178 (1)	Inogen, Inc.	71,356	0.0
8,478 (1)	Inozyme Pharma, Inc.	47,222	0.0
32,932 (1)(2)	Insmed, Inc.	694,865	0.1
8,170 (1)	Integer Holdings Corp.	723,944	0.1
21,569 (1)	Intellia Therapeutics, Inc.	879,584	0.2
6,330 (1)	Intercept Pharmaceuticals, Inc.	70,010	0.0
22,992 (1)	Intra-Cellular Therapies, Inc.	1,455,853	0.3
62,203 (1)(2)	Invitae Corp.	70,289	0.0
50,877 (1)	Iovance Biotherapeutics, Inc.	358,174	0.1
1,917	iRadimed Corp.	91,518	0.0
7,508 (1)	iRhythm Technologies, Inc.	783,235	0.1
33,576 (1)	Ironwood Pharmaceuticals, Inc.	357,249	0.1
6,314 (1)	iTeos Therapeutics, Inc.	83,597	0.0
33,854 (1)	IVERIC bio, Inc.	1,331,816	0.2
4,606 (1)(2)	Janux Therapeutics, Inc.	54,673	0.0
3,588 (1)	Joint Corp./The	48,438	0.0
6,304 (1)	KalVista Pharmaceuticals, Inc.	56,736	0.0
28,185 (1)	Karyopharm Therapeutics, Inc.	50,451	0.0
5,517 (1)	Keros Therapeutics, Inc.	221,673	0.1
18,266 (1)	Kezar Life Sciences, Inc.	44,752	0.0
8,062 (1)	Kiniksa Pharmaceuticals Ltd.	113,513	0.0
8,443 (1)	Kodiak Sciences, Inc.	58,257	0.0
5,290 (1)	Krystal Biotech, Inc.	621,046	0.1
15,985 (1)	Kura Oncology, Inc.	169,121	0.0
9,467 (1)	Kymera Therapeutics, Inc.	217,646	0.0
16,759 (1)	Lantheus Holdings, Inc.	1,406,415	0.2
4,898	LeMaitre Vascular, Inc.	329,537	0.1
23,458 (1)	Lexicon Pharmaceuticals, Inc.	53,719	0.0
26,057 (1)	LifeStance Health Group, Inc.	237,900	0.1
4,100 (1)	Ligand Pharmaceuticals, Inc.	295,610	0.1
35,266 (1)	Lineage Cell Therapeutics, Inc.	49,725	0.0
11,958 (1)	Liquidia Corp.	93,870	0.0
13,338 (1)	LivaNova PLC	685,973	0.1
4,005 (1)	Longboard Pharmaceuticals, Inc.	29,397	0.0
43,644 (1)(2)	Lyell Immunopharma, Inc.	138,788	0.0
15,157 (1)	MacroGenics, Inc.	81,090	0.0
3,337 (1)	Madrigal Pharmaceuticals, Inc.	770,847	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
63,887 (1)	MannKind Corp.	$260,020	0.1
12,429 (1)	Marinus Pharmaceuticals, Inc.	134,979	0.0
22,073 (1)	MaxCyte, Inc.	101,315	0.0
8,637 (1)	MeiraGTx Holdings plc	58,041	0.0
13,826 (1)	Merit Medical Systems, Inc.	1,156,407	0.2
24,585 (1)	Mersana Therapeutics, Inc.	80,885	0.0
1,262	Mesa Laboratories, Inc.	162,167	0.0
28,224 (1)	MiMedx Group, Inc.	186,561	0.0
3,533 (1)	Mineralys Therapeutics, Inc.	60,238	0.0
6,625 (1)	Mirum Pharmaceuticals, Inc.	171,389	0.0
3,148 (1)	ModivCare, Inc.	142,321	0.0
7,641 (1)	Monte Rosa Therapeutics, Inc.	52,341	0.0
7,434 (1)	Morphic Holding, Inc.	426,191	0.1
95,281 (1)	Multiplan Corp.	201,043	0.0
19,875 (1)	Myriad Genetics, Inc.	460,703	0.1
11,627 (1)	NanoString Technologies, Inc.	47,089	0.0
11,397 (1)	Nano-X Imaging Ltd.	176,540	0.0
3,283	National Healthcare Corp.	202,955	0.0
3,690	National Research Corp.	160,552	0.0
13,096 (1)	Nautilus Biotechnology, Inc.	50,682	0.0
53,284 (1)	Neogen Corp.	1,158,927	0.2
31,353 (1)	NeoGenomics, Inc.	503,843	0.1
8,598 (1)	Nevro Corp.	218,561	0.1
13,945 (1)	NextGen Healthcare, Inc.	226,188	0.1
11,802 (1)	NGM Biopharmaceuticals, Inc.	30,567	0.0
8,247 (1)	Nkarta, Inc.	18,061	0.0
21,164 (1)(2)	Novavax, Inc.	157,249	0.0
11,644 (1)	Nurix Therapeutics, Inc.	116,324	0.0
5,882 (1)(2)	Nuvalent, Inc.	248,044	0.1
12,969 (1)	NuVasive, Inc.	539,381	0.1
39,960 (1)	Nuvation Bio, Inc.	71,928	0.0
1,897 (1)	Nuvectis Pharma, Inc.	30,295	0.0
19,305 (1)	Ocular Therapeutix, Inc.	99,614	0.0
6,714 (1)	Olema Pharmaceuticals, Inc.	60,627	0.0
6,149 (1)	Omega Therapeutics, Inc.	34,434	0.0
15,069 (1)	Omeros Corp.	81,975	0.0
23,109 (1)	OmniAb, Inc.	116,238	0.0
2,194 (1)(3)(4)	OmniAB, Inc. - 12.5 Earnout Shares	—	—
2,194 (1)(3)(4)	OmniAB, Inc. - 15 Earnout Shares	—	—
10,947 (1)	Omnicell, Inc.	806,465	0.1
101,538 (1)	Opko Health, Inc.	220,337	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
4,392 (1)	OptimizeRx Corp.	$62,762	0.0
41,506 (1)	Option Care Health, Inc.	1,348,530	0.2
19,147 (1)	OraSure Technologies, Inc.	95,926	0.0
18,583 (1)	Organogenesis Holdings, Inc.	61,696	0.0
9,869 (1)	ORIC Pharmaceuticals, Inc.	76,583	0.0
8,901 (1)	Orthofix Medical, Inc.	160,752	0.0
3,937 (1)	OrthoPediatrics Corp.	172,637	0.0
39,740 (1)(2)	Outlook Therapeutics, Inc.	69,148	0.0
12,215 (1)	Outset Medical, Inc.	267,142	0.1
16,027 (1)	Ovid therapeutics, Inc.	52,569	0.0
18,247 (1)	Owens & Minor, Inc.	347,423	0.1
9,940 (1)	P3 Health Partners, Inc.	29,721	0.0
61,547 (1)	Pacific Biosciences of California, Inc.	818,575	0.1
11,153 (1)	Pacira BioSciences, Inc.	446,901	0.1
11,298 (1)	Paragon 28, Inc.	200,427	0.0
21,801	Patterson Cos., Inc.	725,101	0.1
6,961 (1)	PDS Biotechnology Corp.	35,014	0.0
20,513 (1)	Pediatrix Medical Group, Inc.	291,490	0.1
7,352 (1)	Pennant Group, Inc./The	90,283	0.0
2,742 (1)(2)	PepGen, Inc.	24,513	0.0
7,055 (1)	PetIQ, Inc.	107,024	0.0
6,272 (1)(2)	Phathom Pharmaceuticals, Inc.	89,815	0.0
6,029	Phibro Animal Health Corp.	82,597	0.0
12,464 (1)	Phreesia, Inc.	386,509	0.1
13,872 (1)	Pliant Therapeutics, Inc.	251,361	0.1
10,429 (1)(2)	PMV Pharmaceuticals, Inc.	65,286	0.0
22,282 (1)	Point Biopharma Global, Inc.	201,875	0.0
17,411 (1)	Poseida Therapeutics, Inc.	30,643	0.0
36,501 (1)	Precigen, Inc.	41,976	0.0
12,389 (1)	Prestige Consumer Healthcare, Inc.	736,278	0.1
9,738 (1)(2)	Prime Medicine, Inc.	142,662	0.0
16,762 (1)	Privia Health Group, Inc.	437,656	0.1
8,864 (1)	PROCEPT BioRobotics Corp.	313,342	0.1
19,201 (1)	Progyny, Inc.	755,367	0.1
15,203 (1)(2)	ProKidney Corp.	170,122	0.0
13,304 (1)	Protagonist Therapeutics, Inc.	367,456	0.1
14,878 (1)	Protalix BioTherapeutics, Inc.	29,756	0.0
10,160 (1)	Prothena Corp. PLC	693,725	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
17,425 (1)	PTC Therapeutics, Inc.	$708,675	0.1
9,099 (1)	Pulmonx Corp.	119,288	0.0
4,199 (1)	Pulse Biosciences, Inc.	30,191	0.0
8,625 (1)	Quanterix Corp.	194,494	0.0
26,155 (1)	Quantum-Si, Inc.	46,817	0.0
11,209 (1)	Quipt Home Medical Corp.	59,856	0.0
12,425 (1)	RadNet, Inc.	405,304	0.1
7,744 (1)(2)	Rallybio Corp.	43,831	0.0
7,191 (1)(2)	RAPT Therapeutics, Inc.	134,472	0.0
7,028 (1)	Reata Pharmaceuticals, Inc.	716,575	0.1
34,048 (1)	Recursion Pharmaceuticals, Inc.	254,339	0.1
10,039 (1)	REGENXBIO, Inc.	200,680	0.0
22,033 (1)	Relay Therapeutics, Inc.	276,734	0.1
10,234 (1)	Replimune Group, Inc.	237,633	0.1
20,504 (1)	Revance Therapeutics, Inc.	518,956	0.1
24,824 (1)	REVOLUTION Medicines, Inc.	664,042	0.1
12,659 (1)	Rhythm Pharmaceuticals, Inc.	208,747	0.0
43,087 (1)	Rigel Pharmaceuticals, Inc.	55,582	0.0
13,709 (1)	Rocket Pharmaceuticals, Inc.	272,398	0.1
6,697 (1)	RxSight, Inc.	192,874	0.0
12,960 (1)	Sage Therapeutics, Inc.	609,379	0.1
22,912 (1)(2)	Sana Biotechnology, Inc.	136,556	0.0
1,084 (1)	Sanara Medtech, Inc.	43,468	0.0
37,056 (1)	Sangamo Therapeutics, Inc.	48,173	0.0
19,910 (1)	Savara, Inc.	63,612	0.0
7,095 (1)	Scholar Rock Holding Corp.	53,496	0.0
13,415 (1)	Schrodinger, Inc./United States	669,677	0.1
26,122 (1)	Scilex Holding Co.	145,500	0.0
7,271 (1)	scPharmaceuticals, Inc.	74,091	0.0
14,584 (1)	Seer, Inc.	62,274	0.0
25,886	Select Medical Holdings Corp.	824,728	0.2
31,066 (1)	Selecta Biosciences, Inc.	34,794	0.0
1,311 (1)	Semler Scientific, Inc.	34,401	0.0
24,016 (1)	Seres Therapeutics, Inc.	115,037	0.0
76,224 (1)	Sharecare, Inc.	133,392	0.0
8,602 (1)	SI-BONE, Inc.	232,082	0.1
11,534	SIGA Technologies, Inc.	58,247	0.0
5,182 (1)	Sight Sciences, Inc.	42,907	0.0
9,381 (1)	Silk Road Medical, Inc.	304,789	0.1
6,011 (1)	Silverback Therapeutics, Inc.	40,274	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,937	Simulations Plus, Inc.	$170,590	0.0
35,946 (1)	SomaLogic, Inc.	83,035	0.0
14,267 (1)	SpringWorks Therapeutics, Inc.	374,081	0.1
11,892 (1)	Staar Surgical Co.	625,162	0.1
6,930 (1)	Stoke Therapeutics, Inc.	73,666	0.0
28,654 (1)	Summit Therapeutics, Inc.	71,922	0.0
12,194 (1)	Supernus Pharmaceuticals, Inc.	366,552	0.1
16,415 (1)	Surgery Partners, Inc.	738,511	0.1
3,574 (1)	SurModics, Inc.	111,902	0.0
15,315 (1)	Sutro Biopharma, Inc.	71,215	0.0
16,145 (1)	Syndax Pharmaceuticals, Inc.	337,915	0.1
5,782 (1)	Tactile Systems Technology, Inc.	144,145	0.0
11,169 (1)	Tango Therapeutics, Inc.	37,081	0.0
2,127 (1)	Taro Pharmaceuticals Industries, Ltd.	80,677	0.0
6,050 (1)	Tarsus Pharmaceuticals, Inc.	109,324	0.0
4,417 (1)	Tela Bio, Inc.	44,744	0.0
11,330 (1)(2)	Tenaya Therapeutics, Inc.	66,507	0.0
10,581 (1)	Terns Pharmaceuticals, Inc.	92,584	0.0
33,681 (1)	TG Therapeutics, Inc.	836,636	0.2
16,760 (1)	Theravance Biopharma, Inc.	173,466	0.0
5,069 (1)(2)	Theseus Pharmaceuticals, Inc.	47,294	0.0
7,766 (1)	TransMedics Group, Inc.	652,189	0.1
17,833 (1)	Travere Therapeutics, Inc.	273,915	0.1
11,121 (1)	Treace Medical Concepts, Inc.	284,475	0.1
10,851 (1)	Trevi Therapeutics, Inc.	25,934	0.0
13,917 (1)(2)	Twist Bioscience Corp.	284,742	0.1
3,515 (1)	Tyra Biosciences, Inc.	59,860	0.0
1,757 (1)	UFP Technologies, Inc.	340,594	0.1
5,059 (1)	UroGen Pharma Ltd.	52,361	0.0
3,219	US Physical Therapy, Inc.	390,754	0.1
987	Utah Medical Products, Inc.	91,988	0.0
15,003 (1)	Vanda Pharmaceuticals, Inc.	98,870	0.0
9,808 (1)(2)	Varex Imaging Corp.	231,175	0.1
22,539 (1)	Vaxcyte, Inc.	1,125,598	0.2
11,644 (1)	Vaxxinity, Inc.	29,343	0.0
11,470 (1)	Ventyx Biosciences, Inc.	376,216	0.1
8,347 (1)	Vera Therapeutics, Inc.	133,969	0.0
17,749 (1)	Veracyte, Inc.	452,067	0.1
27,239 (1)	Veradigm, Inc.	343,211	0.1
11,702 (1)	Vericel Corp.	439,644	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
5,510 (1)	Verrica Pharmaceuticals, Inc.	$31,793	0.0
12,392 (1)	Verve Therapeutics, Inc.	232,350	0.1
18,046 (1)	Vicarious Surgical, Inc.	33,024	0.0
9,009 (1)	Viemed Healthcare, Inc.	88,108	0.0
4,159 (1)	Vigil Neuroscience, Inc.	39,095	0.0
23,562 (1)	Viking Therapeutics, Inc.	381,940	0.1
20,410 (1)	Vir Biotechnology, Inc.	500,657	0.1
10,368 (1)	Viridian Therapeutics, Inc.	246,655	0.1
9,849 (1)	Vor BioPharma, Inc.	30,433	0.0
7,859 (1)	Voyager Therapeutics, Inc.	89,986	0.0
14,959 (1)	WaVe Life Sciences Ltd.	54,451	0.0
30,517 (1)	X4 Pharmaceuticals, Inc.	59,203	0.0
14,355 (1)	Xencor, Inc.	358,444	0.1
33,220 (1)	Xeris Biopharma Holdings, Inc.	87,036	0.0
2,005 (1)	XOMA Corp.	37,874	0.0
9,189 (1)	Y-mAbs Therapeutics, Inc.	62,393	0.0
12,015 (1)	Zentalis Pharmaceuticals, Inc.	338,943	0.1
9,233 (1)	Zevra Therapeutics, Inc.	47,088	0.0
6,453 (1)	Zimvie, Inc.	72,467	0.0
1,937 (1)(2)	Zura Bio Ltd.	15,883	0.0
13,247 (1)	Zymeworks, Inc.	114,454	0.0
5,493 (1)(2)	Zynex, Inc.	52,678	0.0
		99,582,416	16.5
	Industrials: 17.0%
15,196 (1)	374Water, Inc.	36,318	0.0
31,927 (1)	3D Systems Corp.	317,035	0.1
10,951	AAON, Inc.	1,038,264	0.2
8,477 (1)	AAR Corp.	489,632	0.1
16,398	ABM Industries, Inc.	699,375	0.1
23,028	ACCO Brands Corp.	119,976	0.0
31,024 (1)	ACV Auctions, Inc.	535,784	0.1
19,322 (1)	Aerojet Rocketdyne Holdings, Inc.	1,060,198	0.2
6,092 (1)	Aerovironment, Inc.	623,090	0.1
6,662 (1)	AerSale Corp.	97,931	0.0
14,242 (1)	Air Transport Services Group, Inc.	268,747	0.1
2,525	Alamo Group, Inc.	464,373	0.1
7,700	Albany International Corp.	718,256	0.1
96,173 (1)	Alight, Inc.	888,639	0.2
3,865 (1)	Allegiant Travel Co.	488,072	0.1
3,502	Allied Motion Technologies, Inc.	139,870	0.0
5,355	Alta Equipment Group, Inc.	92,802	0.0
7,926 (1)(2)	Ameresco, Inc.	385,441	0.1
4,154 (1)	American Woodmark Corp.	317,241	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
51,249 (1)	API Group Corp.	$1,397,048	0.2
5,236	Apogee Enterprises, Inc.	248,553	0.1
9,458	Applied Industrial Technologies, Inc.	1,369,802	0.2
6,046	ArcBest Corp.	597,345	0.1
37,509 (1)(2)	Archer Aviation, Inc.	154,537	0.0
12,085	Arcosa, Inc.	915,680	0.2
3,432	Argan, Inc.	135,255	0.0
7,524	Aris Water Solution, Inc.	77,648	0.0
37,335 (1)	Array Technologies, Inc.	843,771	0.2
11,957 (1)	ASGN, Inc.	904,308	0.2
5,709	Astec Industries, Inc.	259,417	0.1
6,748 (1)	Astronics Corp.	134,015	0.0
4,822 (1)	Asure Software, Inc.	58,636	0.0
9,719 (1)	Atkore, Inc.	1,515,581	0.3
6,140	AZZ, Inc.	266,844	0.1
15,156 (1)	Babcock & Wilcox Enterprises, Inc.	89,420	0.0
12,105	Barnes Group, Inc.	510,710	0.1
1,748	Barrett Business Services, Inc.	152,426	0.0
12,218 (1)	Beacon Roofing Supply, Inc.	1,013,850	0.2
29,751 (1)	BlackSky Technology, Inc.	66,047	0.0
15,757 (1)(2)	Blade Air Mobility, Inc.	62,083	0.0
10,637 (1)(2)	Blink Charging Co.	63,716	0.0
46,826 (1)(2)	Bloom Energy Corp.	765,605	0.1
4,473 (1)	Blue Bird Corp.	100,553	0.0
2,160 (1)	BlueLinx Holdings, Inc.	202,565	0.0
9,720	Boise Cascade Co.	878,202	0.2
2,604 (1)	Bowman Consulting Group Ltd.	83,016	0.0
11,455 (1)	BrightView Holdings, Inc.	82,247	0.0
11,281	Brink’s Co.	765,190	0.1
6,944	Brookfield Business Corp.	131,103	0.0
5,081	Cadre Holdings, Inc.	110,766	0.0
13,605 (1)	Casella Waste Systems, Inc.	1,230,572	0.2
11,934 (1)	CBIZ, Inc.	635,844	0.1
7,467 (1)	Ceco Environmental Corp.	99,759	0.0
10,388 (1)	Chart Industries, Inc.	1,659,899	0.3
4,403 (1)	Cimpress PLC	261,890	0.1
4,549 (1)	CIRCOR International, Inc.	256,791	0.1
6,943	Columbus McKinnon Corp.	282,233	0.1
8,705	Comfort Systems USA, Inc.	1,429,361	0.2
7,918 (1)	Commercial Vehicle Group, Inc.	87,890	0.0
7,938 (1)	Concrete Pumping Holdings, Inc.	63,742	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
42,347 (1)	Conduent, Inc.	$143,980	0.0
9,822 (1)	Construction Partners, Inc.	308,313	0.1
28,399 (1)	CoreCivic, Inc.	267,235	0.1
12,794	Costamare, Inc.	123,718	0.0
2,225	Covenant Logistics Group, Inc.	97,522	0.0
1,787	CRA International, Inc.	182,274	0.0
7,881	CSG Systems International, Inc.	415,644	0.1
3,754	CSW Industrials, Inc.	623,877	0.1
15,468 (1)	Custom Truck One Source, Inc.	104,254	0.0
10,261 (1)	Daseke, Inc.	73,161	0.0
10,637	Deluxe Corp.	185,935	0.0
67,026 (1)(2)	Desktop Metal, Inc.	118,636	0.0
1,426 (1)	Distribution Solutions Group, Inc.	74,238	0.0
5,631	Douglas Dynamics, Inc.	168,254	0.0
3,005 (1)	Ducommun, Inc.	130,928	0.0
3,909 (1)	DXP Enterprises, Inc.	142,327	0.0
7,118 (1)	Dycom Industries, Inc.	808,961	0.1
3,327 (2)	Eagle Bulk Shipping, Inc.	159,829	0.0
4,130	Encore Wire Corp.	767,891	0.1
13,470 (1)	Energy Recovery, Inc.	376,486	0.1
24,172 (1)	Energy Vault Holdings, Inc.	65,990	0.0
14,625	Enerpac Tool Group Corp.	394,875	0.1
10,184	EnerSys	1,105,168	0.2
6,302	Eneti, Inc.	76,317	0.0
7,053	Ennis, Inc.	143,740	0.0
33,491 (1)(2)	Enovix Corp.	604,178	0.1
5,164	EnPro Industries, Inc.	689,549	0.1
19,621 (1)	Enviri Corp.	193,659	0.0
26,436 (1)	Eos Energy Enterprises, Inc.	114,732	0.0
6,382	ESCO Technologies, Inc.	661,367	0.1
24,501 (1)	ESS Tech, Inc.	36,016	0.0
4,725 (1)(2)	Eve Holding, Inc.	49,518	0.0
1,308 (1)	EVI Industries, Inc.	28,776	0.0
7,975 (1)	ExlService Holdings, Inc.	1,204,703	0.2
12,536	Exponent, Inc.	1,169,860	0.2
14,696	Federal Signal Corp.	940,985	0.2
14,327 (1)	First Advantage Corp.	220,779	0.0
15,345 (1)	FiscalNote Holdings, Inc.	55,856	0.0
9,542 (1)(2)	Fluence Energy, Inc.	254,199	0.1
35,095 (1)	Fluor Corp.	1,038,812	0.2
3,102 (1)	Forrester Research, Inc.	90,237	0.0
6,561	Forward Air Corp.	696,188	0.1
3,197 (1)	Franklin Covey Co.	139,645	0.0
11,304	Franklin Electric Co., Inc.	1,163,182	0.2
9,452 (1)	Frontier Group Holdings, Inc.	91,401	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
24,298	FTAI Aviation Ltd.	$769,275	0.1
25,523	FTAI Infrastructure, Inc.	94,180	0.0
15,555 (1)	FTC Solar, Inc.	50,087	0.0
97,633 (1)(2)	FuelCell Energy, Inc.	210,887	0.0
8,760	GATX Corp.	1,127,762	0.2
9,878	Genco Shipping & Trading Ltd.	138,588	0.0
29,360 (1)(2)	Geo Group, Inc./The	210,218	0.0
7,805 (1)	Gibraltar Industries, Inc.	491,091	0.1
3,380	Global Industrial Co.	93,863	0.0
10,510 (1)	GMS, Inc.	727,292	0.1
29,709 (2)	Golden Ocean Group Ltd.	224,303	0.0
5,939	Gorman-Rupp Co.	171,221	0.0
47,882	GrafTech International Ltd.	241,325	0.0
11,125	Granite Construction, Inc.	442,552	0.1
16,717 (1)	Great Lakes Dredge & Dock Corp.	136,411	0.0
7,849	Greenbrier Cos., Inc.	338,292	0.1
10,940	Griffon Corp.	440,882	0.1
7,866	H&E Equipment Services, Inc.	359,869	0.1
13,026 (1)	Hawaiian Holdings, Inc.	140,290	0.0
18,249	Healthcare Services Group, Inc.	272,458	0.1
11,957	Heartland Express, Inc.	196,214	0.0
4,884	Heidrick & Struggles International, Inc.	129,279	0.0
8,110	Helios Technologies, Inc.	535,990	0.1
6,847	Herc Holdings, Inc.	937,012	0.2
4,189 (1)	Heritage-Crystal Clean, Inc.	158,302	0.0
17,194	Hillenbrand, Inc.	881,708	0.2
41,804 (1)	Hillman Solutions Corp.	376,654	0.1
7,583 (1)	Himalaya Shipping Ltd.	42,161	0.0
11,624	HNI Corp.	327,564	0.1
7,976 (1)	HUB Group, Inc.	640,632	0.1
11,093 (1)	Hudson Technologies, Inc.	106,715	0.0
4,896 (1)	Huron Consulting Group, Inc.	415,719	0.1
37,655 (1)	Hyliion Holdings Corp.	62,884	0.0
2,649	Hyster-Yale Materials Handling, Inc. - A shares	147,920	0.0
2,849 (1)	IBEX Holdings Ltd.	60,484	0.0
4,575	ICF International, Inc.	569,084	0.1
2,281 (1)	IES Holdings, Inc.	129,743	0.0
6,187 (1)	Innodata Isogen, Inc.	70,099	0.0
8,776	Insperity, Inc.	1,043,993	0.2
4,762	Insteel Industries, Inc.	148,193	0.0
14,800	Interface, Inc.	130,092	0.0
20,853 (1)	Janus International Group, Inc.	222,293	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
21,213 (1)	JELD-WEN Holding, Inc.	$372,076	0.1
79,464 (1)	JetBlue Airways Corp.	704,051	0.1
68,074 (1)(2)	Joby Aviation, Inc.	698,439	0.1
7,891	John Bean Technologies Corp.	957,178	0.2
2,893	Kadant, Inc.	642,535	0.1
7,038	Kaman Corp.	171,235	0.0
8,754	Kelly Services, Inc.	154,158	0.0
19,865	Kennametal, Inc.	563,967	0.1
4,965	Kforce, Inc.	311,107	0.1
13,111	Korn Ferry	649,519	0.1
30,917 (1)	Kratos Defense & Security Solutions, Inc.	443,350	0.1
25,249 (1)	Legalzoom.com, Inc.	305,008	0.1
12,477 (1)	Leonardo DRS, Inc.	216,351	0.0
34,226 (1)(2)	Li-Cycle Holdings Corp.	189,954	0.0
2,341 (1)	Limbach Holdings, Inc.	57,893	0.0
2,737	Lindsay Corp.	326,634	0.1
6,502 (1)	Liquidity Services, Inc.	107,283	0.0
6,736	LSI Industries, Inc.	84,604	0.0
7,576	Luxfer Holdings PLC	107,806	0.0
8,660 (1)	Manitowoc Co., Inc./The	163,068	0.0
14,982	Marten Transport Ltd.	322,113	0.1
5,530 (1)	Masonite International Corp.	566,493	0.1
31,670 (1)	Masterbrand, Inc.	368,322	0.1
8,798	Matson, Inc.	683,869	0.1
7,740	Matthews International Corp.	329,879	0.1
14,901	MAXIMUS, Inc.	1,259,284	0.2
2,829 (1)	Mayville Engineering Co., Inc.	35,249	0.0
6,043	Mcgrath Rentcorp	558,857	0.1
26,978 (1)	Microvast Holdings, Inc.	43,165	0.0
3,020	Miller Industries, Inc.	107,119	0.0
18,674	MillerKnoll, Inc.	276,002	0.1
5,834 (1)	Mistras Group, Inc.	45,038	0.0
6,852 (1)	Montrose Environmental Group, Inc.	288,606	0.1
7,079	Moog, Inc.	767,576	0.1
20,962 (1)	MRC Global, Inc.	211,087	0.0
13,721	Mueller Industries, Inc.	1,197,569	0.2
38,206	Mueller Water Products, Inc.	620,083	0.1
4,098 (1)	MYR Group, Inc.	566,917	0.1
1,520	National Presto Industries, Inc.	111,264	0.0
7,445 (1)(2)	NEXTracker, Inc.	296,385	0.1
145,407 (1)(2)	Nikola Corp.	200,662	0.0
2,784 (1)	Northwest Pipe Co.	84,188	0.0
27,368 (1)	NOW, Inc.	283,532	0.1
13,092 (1)	NuScale Power Corp.	89,026	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
3,387 (1)	NV5 Global, Inc.	$375,178	0.1
844	Omega Flex, Inc.	87,590	0.0
27,228 (1)	OPENLANE, Inc.	414,410	0.1
1,891 (1)	PAM Transportation Services	50,622	0.0
9,892 (2)	Pangaea Logistics Solutions Ltd.	66,969	0.0
5,878	Park Aerospace Corp.	81,116	0.0
9,872 (1)	Parsons Corp.	475,238	0.1
17,571 (1)	Performant Financial Corp.	47,442	0.0
14,557 (1)	PGT Innovations, Inc.	424,337	0.1
43,090	Pitney Bowes, Inc.	152,539	0.0
46,336 (1)	Planet Labs PBC	149,202	0.0
2,282	Powell Industries, Inc.	138,266	0.0
692	Preformed Line Products Co.	108,021	0.0
13,097	Primoris Services Corp.	399,066	0.1
55,167 (1)(2)	Proterra, Inc.	66,200	0.0
6,820 (1)	Proto Labs, Inc.	238,427	0.0
8,334	Quanex Building Products Corp.	223,768	0.0
10,231 (1)	Radiant Logistics, Inc.	68,752	0.0
35,633 (1)	Resideo Technologies, Inc.	629,279	0.1
8,181	Resources Connection, Inc.	128,524	0.0
7,680	REV Group, Inc.	101,837	0.0
67,819 (1)	Rocket Lab USA, Inc.	406,914	0.1
11,997	Rush Enterprises, Inc. - Class A	728,698	0.1
28,295 (1)	RXO, Inc.	641,448	0.1
16,591	Safe Bulkers, Inc.	54,087	0.0
30,796 (1)(2)	SES AI Corp.	75,142	0.0
42,004 (1)	Shoals Technologies Group, Inc.	1,073,622	0.2
8,584	Shyft Group, Inc./The	189,363	0.0
10,615	Simpson Manufacturing Co., Inc.	1,470,177	0.3
22,872 (1)	Skillsoft Corp.	28,361	0.0
12,075 (1)	Skywest, Inc.	491,694	0.1
14,572 (1)	SKYX Platforms Corp.	38,762	0.0
5,257 (1)	SP Plus Corp.	205,601	0.0
26,963	Spirit Airlines, Inc.	462,685	0.1
10,866 (1)	SPX Technologies, Inc.	923,284	0.2
2,960	Standex International Corp.	418,751	0.1
21,309	Steelcase, Inc.	164,292	0.0
34,647 (1)(2)	Stem, Inc.	198,181	0.0
5,991 (1)	Sterling Check Corp.	73,450	0.0
7,426 (1)	Sterling Infrastructure, Inc.	414,371	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
9,370 (1)	Sun Country Airlines Holdings, Inc.	$210,638	0.0
20,917 (1)(2)	SunPower Corp.	204,987	0.0
4,675	Tennant Co.	379,189	0.1
16,408	Terex Corp.	981,691	0.2
21,818 (1)	Terran Orbital Corp.	32,727	0.0
10,644	Textainer Group Holdings Ltd.	419,161	0.1
9,032 (1)	Thermon Group Holdings, Inc.	240,251	0.0
12,682 (1)	Titan International, Inc.	145,589	0.0
5,123 (1)	Titan Machinery, Inc.	151,129	0.0
10,151 (1)	TPI Composites, Inc.	105,266	0.0
1,855 (1)	Transcat, Inc.	158,250	0.0
9,139 (1)	TriNet Group, Inc.	867,931	0.2
19,821	Trinity Industries, Inc.	509,598	0.1
13,570	Triton International Ltd.	1,129,838	0.2
15,865 (1)	Triumph Group, Inc.	196,250	0.0
8,083 (1)	TrueBlue, Inc.	143,150	0.0
4,749	TTEC Holdings, Inc.	160,706	0.0
40,556 (1)	TuSimple Holdings, Inc.	67,323	0.0
10,619 (1)	Tutor Perini Corp.	75,926	0.0
14,668	UFP Industries, Inc.	1,423,529	0.2
3,684	Unifirst Corp.	571,057	0.1
1,829	Universal Logistics Holdings, Inc.	52,693	0.0
30,086 (1)	Upwork, Inc.	281,003	0.1
7,890 (1)	US Xpress Enterprises, Inc.	48,445	0.0
3,068 (1)	V2X, Inc.	152,050	0.0
21,520 (1)	Velo3D, Inc.	46,483	0.0
3,262	Veritiv Corp.	409,740	0.1
34,861 (1)	Verra Mobility Corp.	687,459	0.1
5,365 (1)	Viad Corp.	144,211	0.0
5,498 (1)	Vicor Corp.	296,892	0.1
61,778 (1)(2)	Virgin Galactic Holdings, Inc.	239,699	0.0
2,760	VSE Corp.	150,944	0.0
11,837	Wabash National Corp.	303,501	0.1
6,756	Watts Water Technologies, Inc.	1,241,280	0.2
15,507	Werner Enterprises, Inc.	685,099	0.1
3,194 (1)	Willdan Group, Inc.	61,197	0.0
8,428 (1)	Xometry, Inc.	178,505	0.0
35,554	Zurn Elkay Water Solutions Corp.	956,047	0.2
		102,395,341	17.0
	Information Technology: 13.4%
28,524 (1)(2)	8x8, Inc.	120,657	0.0
5,688 (1)(2)	908 Devices, Inc.	39,020	0.0
17,244	A10 Networks, Inc.	251,590	0.1
27,054 (1)	ACI Worldwide, Inc.	626,841	0.1
11,979 (1)	ACM Research, Inc.	156,685	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
26,411	Adeia, Inc.	$290,785	0.1
19,337	ADTRAN Holdings, Inc.	203,619	0.0
9,327	Advanced Energy Industries, Inc.	1,039,494	0.2
6,326 (1)	Aehr Test Systems	260,947	0.1
4,918 (1)	Agilysys, Inc.	337,572	0.1
17,437 (1)	Akoustis Technologies, Inc.	55,450	0.0
11,994 (1)	Alarm.com Holdings, Inc.	619,850	0.1
9,702 (1)	Alkami Technology, Inc.	159,016	0.0
5,623 (1)	Alpha & Omega Co.	184,434	0.0
12,953 (1)	Altair Engineering, Inc.	982,356	0.2
8,985 (1)	Ambarella, Inc.	751,775	0.1
8,920	American Software, Inc.	93,749	0.0
25,027	Amkor Technology, Inc.	744,553	0.1
16,290 (1)	Amplitude, Inc.	179,190	0.0
4,751 (1)	Appfolio, Inc.	817,837	0.1
10,039 (1)	Appian Corp.	477,856	0.1
16,550 (1)(2)	Applied Digital Corp.	154,742	0.0
21,733 (1)	Arlo Technologies, Inc.	237,107	0.0
19,184 (1)	Asana, Inc.	422,815	0.1
5,050 (1)(2)	Atomera, Inc.	44,288	0.0
74,445 (1)	Aurora Innovation, Inc.	218,868	0.0
37,698 (1)	AvePoint, Inc.	217,140	0.0
2,992 (1)	Aviat Networks, Inc.	99,843	0.0
8,596 (1)	Avid Technology, Inc.	219,198	0.0
8,010 (1)	Axcelis Technologies, Inc.	1,468,473	0.3
7,292	Badger Meter, Inc.	1,076,008	0.2
2,569	Bel Fuse, Inc.	147,486	0.0
10,603	Belden, Inc.	1,014,177	0.2
8,855	Benchmark Electronics, Inc.	228,725	0.0
16,755 (1)	BigCommerce Holdings, Inc.	166,712	0.0
17,608 (1)(2)	Bit Digital, Inc.	71,488	0.0
10,884 (1)	Blackbaud, Inc.	774,723	0.1
13,690 (1)	Blackline, Inc.	736,796	0.1
34,203 (1)	Box, Inc.	1,004,884	0.2
8,312 (1)	Braze, Inc.	363,982	0.1
12,580 (1)	Brightcove, Inc.	50,446	0.0
14,386 (1)(2)	C3.ai, Inc.	524,082	0.1
14,393 (1)	Calix, Inc.	718,355	0.1
3,430 (1)	Cambium Networks Corp.	52,205	0.0
9,885 (1)	Cerence, Inc.	288,939	0.1
5,783 (1)	Ceva, Inc.	147,756	0.0
10,790 (1)(2)	Cipher Mining, Inc.	30,859	0.0
18,524 (1)	Cleanspark, Inc.	79,468	0.0
20,201 (2)	Clear Secure, Inc.	468,057	0.1
3,207 (1)(2)	Clearfield, Inc.	151,851	0.0
1,154	Climb Global Solutions, Inc.	55,230	0.0
11,885 (1)	Cohu, Inc.	493,941	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
51,022 (1)	CommScope Holding Co., Inc.	$287,254	0.1
11,009 (1)	Commvault Systems, Inc.	799,474	0.1
7,023	Comtech Telecommunications Corp.	64,190	0.0
4,891 (1)	Consensus Cloud Solutions, Inc.	151,621	0.0
9,551 (1)	Corsair Gaming, Inc.	169,435	0.0
8,249 (1)	Couchbase, Inc.	130,499	0.0
1,138 (1)	CPI Card Group, Inc.	26,459	0.0
23,743 (1)	Credo Technology Group Holding Ltd.	411,704	0.1
5,325 (1)	CS Disco, Inc.	43,771	0.0
7,997	CTS Corp.	340,912	0.1
9,956 (1)	Daktronics, Inc.	63,718	0.0
8,740 (1)	Digi International, Inc.	344,269	0.1
3,512 (1)(2)	Digimarc Corp.	103,393	0.0
23,360 (1)	Digital Turbine, Inc.	216,781	0.0
15,671 (1)(2)	DigitalOcean Holdings, Inc.	629,034	0.1
10,965 (1)	Diodes, Inc.	1,014,153	0.2
7,785 (1)	Domo, Inc.	114,128	0.0
49,693 (1)	E2open Parent Holdings, Inc.	278,281	0.1
14,778 (1)	Eastman Kodak Co.	68,274	0.0
6,496	Ebix, Inc.	163,699	0.0
6,358 (1)	eGain Corp.	47,621	0.0
6,407 (1)	Enfusion, Inc.	71,887	0.0
11,669 (1)	EngageSmart, Inc.	222,761	0.0
12,518 (1)	Envestnet, Inc.	742,943	0.1
6,624 (1)	ePlus, Inc.	372,931	0.1
9,840 (1)	Everbridge, Inc.	264,696	0.1
5,819 (1)	EverCommerce, Inc.	68,897	0.0
27,613 (1)	Evolv Technologies Holdings, Inc.	165,678	0.0
13,627 (1)	Expensify, Inc.	108,743	0.0
31,206 (1)	Extreme Networks, Inc.	812,916	0.1
9,078 (1)	Fabrinet	1,179,051	0.2
4,983 (1)	Faro Technologies, Inc.	80,725	0.0
28,969 (1)	Fastly, Inc.	456,841	0.1
11,565 (1)	ForgeRock, Inc.	237,545	0.0
19,304 (1)	Formfactor, Inc.	660,583	0.1
39,077 (1)	Freshworks, Inc.	686,974	0.1
13,775 (1)	Grid Dynamics Holdings, Inc.	127,419	0.0
6,368	Hackett Group, Inc.	142,325	0.0
27,019 (1)	Harmonic, Inc.	436,897	0.1
6,952 (1)	Ichor Holdings Ltd.	260,700	0.1
8,465	Immersion Corp.	59,932	0.0
5,601 (1)	Impinj, Inc.	502,130	0.1
33,660 (1)	indie Semiconductor, Inc.	316,404	0.1
48,764 (1)(2)	Infinera Corp.	235,530	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
7,127 (1)	Insight Enterprises, Inc.	$1,042,965	0.2
4,885 (1)	Instructure Holdings, Inc.	122,907	0.0
3,790 (1)	Intapp, Inc.	158,839	0.0
6,744	InterDigital, Inc.	651,133	0.1
2,723 (1)	inTEST Corp.	71,506	0.0
39,220 (1)(2)	IonQ, Inc.	530,647	0.1
12,054 (1)	Iteris, Inc.	47,734	0.0
11,299 (1)	Itron, Inc.	814,658	0.1
16,892 (1)	Jamf Holding Corp.	329,732	0.1
22,714 (1)	Kaltura, Inc.	48,154	0.0
6,703 (1)	Kimball Electronics, Inc.	185,204	0.0
21,800 (1)	Knowles Corp.	393,708	0.1
13,875	Kulicke & Soffa Industries, Inc.	824,869	0.1
28,243 (1)(2)	Lightwave Logic, Inc.	196,854	0.0
15,957 (1)	LivePerson, Inc.	72,126	0.0
15,978 (1)	LiveRamp Holdings, Inc.	456,332	0.1
8,167 (1)	Luna Innovations, Inc.	74,483	0.0
13,029 (1)	MACOM Technology Solutions Holdings, Inc.	853,790	0.1
41,252 (1)	Marathon Digital Holdings, Inc.	571,753	0.1
60,593 (1)	Matterport, Inc.	190,868	0.0
6,171 (1)	Maxeon Solar Technologies Ltd.	173,775	0.0
18,013 (1)	MaxLinear, Inc.	568,490	0.1
6,633 (1)	MeridianLink, Inc.	137,966	0.0
8,951	Methode Electronics, Inc.	300,038	0.1
2,707 (1)(2)	MicroStrategy, Inc.	926,931	0.2
43,162 (1)(2)	Microvision, Inc.	197,682	0.0
48,866 (1)	Mirion Technologies, Inc.	412,918	0.1
11,381 (1)	Mitek Systems, Inc.	123,370	0.0
9,347 (1)(2)	Model N, Inc.	330,510	0.1
17,136 (1)	N-Able, Inc.	246,930	0.0
7,708	Napco Security Technologies, Inc.	267,082	0.1
24,812 (1)	Navitas Semiconductor Corp.	261,518	0.1
7,502 (1)	Netgear, Inc.	106,228	0.0
17,231 (1)(2)	Netscout Systems, Inc.	533,299	0.1
15,051 (1)(2)	NextNav, Inc.	44,250	0.0
11,181 (1)	nLight, Inc.	172,411	0.0
8,839 (1)	Novanta, Inc.	1,627,260	0.3
1,217	NVE Corp.	118,584	0.0
25,198 (1)	Olo, Inc.	162,779	0.0
9,951	ON24, Inc.	80,802	0.0
10,090 (1)	OneSpan, Inc.	149,736	0.0
12,115 (1)	Onto Innovation, Inc.	1,411,034	0.2
3,996 (1)	OSI Systems, Inc.	470,849	0.1
1 (1)	Ouster, Inc.	5	0.0
21,167 (1)	PagerDuty, Inc.	475,834	0.1
6,663 (1)(2)	PAR Technology Corp.	219,413	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,854	PC Connection, Inc.	$128,715	0.0
7,572 (1)	PDF Solutions, Inc.	341,497	0.1
8,445 (1)	Perficient, Inc.	703,722	0.1
14,806 (1)	Photronics, Inc.	381,847	0.1
6,792 (1)	Plexus Corp.	667,246	0.1
14,046	Power Integrations, Inc.	1,329,735	0.2
13,638 (1)	PowerSchool Holdings, Inc.	261,031	0.1
10,650	Progress Software Corp.	618,765	0.1
10,922 (1)	PROS Holdings, Inc.	336,398	0.1
13,897 (1)	Q2 Holdings, Inc.	429,417	0.1
9,171 (1)	Qualys, Inc.	1,184,618	0.2
19,467 (1)	Rackspace Technology, Inc.	52,950	0.0
26,566 (1)	Rambus, Inc.	1,704,740	0.3
14,613 (1)	Rapid7, Inc.	661,677	0.1
2,995 (1)	Red Violet, Inc.	61,607	0.0
22,390 (1)	Ribbon Communications, Inc.	62,468	0.0
3,081	Richardson Electronics Ltd./United States	50,837	0.0
12,229 (1)	Rimini Street, Inc.	58,577	0.0
39,141 (1)(2)	Riot Platforms, Inc.	462,647	0.1
4,297 (1)	Rogers Corp.	695,813	0.1
14,200 (1)	Sanmina Corp.	855,834	0.2
7,999	Sapiens International Corp. NV	212,773	0.0
6,338 (1)	Scansource, Inc.	187,351	0.0
7,653 (1)	SEMrush Holdings, Inc.	73,239	0.0
15,480 (1)	Semtech Corp.	394,121	0.1
7,808 (1)	Silicon Laboratories, Inc.	1,231,634	0.2
4,152 (1)	SiTime Corp.	489,811	0.1
4,353 (1)	SkyWater Technology, Inc.	41,005	0.0
11,837 (1)	SMART Global Holdings, Inc.	343,391	0.1
45,209 (1)(2)	SmartRent, Inc.	173,150	0.0
12,275 (1)	SolarWinds Corp.	125,942	0.0
34,374 (1)	SoundHound AI, Inc.	156,402	0.0
2,418 (1)	SoundThinking, Inc.	52,857	0.0
20,816 (1)	Sprinklr, Inc.	287,885	0.1
11,604 (1)	Sprout Social, Inc.	535,641	0.1
8,967 (1)	SPS Commerce, Inc.	1,722,202	0.3
10,900 (1)	Squarespace, Inc.	343,786	0.1
11,411 (1)	Super Micro Computer, Inc.	2,844,192	0.5
9,704 (1)	Synaptics, Inc.	828,528	0.1
27,792 (1)	Tenable Holdings, Inc.	1,210,342	0.2
12,370 (1)	Terawulf, Inc.	21,648	0.0
22,735 (1)	Thoughtworks Holding, Inc.	171,649	0.0
30,106 (1)(2)	Tingo Group, Inc.	36,428	0.0
8,399 (1)	Transphorm, Inc.	28,557	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
24,703 (1)	TTM Technologies, Inc.	$343,372	0.1
2,599 (1)(2)	Tucows, Inc.	72,096	0.0
3,973 (1)	Turtle Beach Corp.	46,285	0.0
11,120 (1)	Ultra Clean Holdings, Inc.	427,675	0.1
16,771 (1)	Unisys Corp.	66,749	0.0
26,747 (1)	Varonis Systems, Inc.	712,808	0.1
12,393 (1)(2)	Veeco Instruments, Inc.	318,252	0.1
15,748 (1)	Verint Systems, Inc.	552,125	0.1
6,296 (1)(2)	Veritone, Inc.	24,680	0.0
56,413 (1)	Viavi Solutions, Inc.	639,159	0.1
32,131	Vishay Intertechnology, Inc.	944,651	0.2
3,282 (1)	Vishay Precision Group, Inc.	121,926	0.0
14,575 (1)(2)	Vuzix Corp.	74,333	0.0
8,124 (1)	Weave Communications, Inc.	90,258	0.0
11,904 (1)	Workiva, Inc.	1,210,161	0.2
27,977	Xerox Holdings Corp.	416,578	0.1
10,552 (1)	Xperi, Inc.	138,759	0.0
26,635 (1)	Yext, Inc.	301,242	0.1
32,778 (1)	Zeta Global Holdings Corp.	279,924	0.1
30,452 (1)	Zuora, Inc.	334,058	0.1
		80,640,820	13.4
	Materials: 4.5%
9,355 (1)(2)	5E Advanced Materials, Inc.	30,684	0.0
6,720	AdvanSix, Inc.	235,066	0.0
3,214	Alpha Metallurgical Resources, Inc.	528,253	0.1
7,423	American Vanguard Corp.	132,649	0.0
54,757 (1)	Amyris, Inc.	56,400	0.0
24,397 (1)	Arconic Corp.	721,663	0.1
12,415 (1)	Aspen Aerogels, Inc.	97,954	0.0
31,369 (1)	ATI, Inc.	1,387,451	0.2
22,439	Avient Corp.	917,755	0.2
7,918	Balchem Corp.	1,067,426	0.2
13,633	Cabot Corp.	911,911	0.2
4,351	Caledonia Mining Corp. PLC	50,559	0.0
11,900	Carpenter Technology Corp.	667,947	0.1
12,993 (1)	Century Aluminum Co.	113,299	0.0
1,996	Chase Corp.	241,955	0.0
4,247 (1)	Clearwater Paper Corp.	133,016	0.0
78,212 (1)	Coeur Mining, Inc.	222,122	0.0
28,687	Commercial Metals Co.	1,510,657	0.3
8,562	Compass Minerals International, Inc.	291,108	0.1
31,345 (1)	Constellium SE	539,134	0.1
14,196 (1)	Dakota Gold Corp.	41,452	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
22,479 (1)(2)	Danimer Scientific, Inc.	$53,500	0.0
19,589 (1)	Diversey Holdings Ltd.	164,352	0.0
22,872 (1)	Ecovyst, Inc.	262,113	0.1
6,846	FutureFuel Corp.	60,587	0.0
11,997	Glatfelter Corp.	36,231	0.0
7,351	Greif, Inc. - Class A	506,410	0.1
4,961	Hawkins, Inc.	236,590	0.0
3,226	Haynes International, Inc.	163,945	0.0
13,058	HB Fuller Co.	933,778	0.2
146,554	Hecla Mining Co.	754,753	0.1
49,552 (1)	i-80 Gold Corp.	111,492	0.0
9,333 (1)	Ingevity Corp.	542,807	0.1
6,194	Innospec, Inc.	622,125	0.1
2,666 (1)	Intrepid Potash, Inc.	60,492	0.0
13,747 (1)	Ivanhoe Electric, Inc. / US	179,261	0.0
4,000	Kaiser Aluminum Corp.	286,560	0.1
12,404 (1)	Knife River Corp.	539,574	0.1
5,185	Koppers Holdings, Inc.	176,808	0.0
5,609	Kronos Worldwide, Inc.	48,967	0.0
43,978 (1)(2)	Livent Corp.	1,206,317	0.2
14,304 (1)	LSB Industries, Inc.	140,894	0.0
5,057	Materion Corp.	577,509	0.1
13,656	Mativ Holdings, Inc.	206,479	0.0
8,025	Minerals Technologies, Inc.	462,962	0.1
9,447	Myers Industries, Inc.	183,555	0.0
61,135 (1)	Novagold Resources, Inc.	243,929	0.1
37,850 (1)	O-I Glass, Inc.	807,340	0.1
2,483	Olympic Steel, Inc.	121,667	0.0
26,417 (1)(2)	Origin Materials, Inc.	112,536	0.0
14,321	Orion SA	303,892	0.1
10,540	Pactiv Evergreen, Inc.	79,788	0.0
38,360 (1)	Perimeter Solutions SA	235,914	0.0
10,010 (1)	Perpetua Resources Corp.	36,737	0.0
4,398 (1)	Piedmont Lithium, Inc.	253,809	0.1
28,428 (1)(2)	PureCycle Technologies, Inc.	303,895	0.1
3,379	Quaker Chemical Corp.	658,567	0.1
5,393	Ramaco Resources, Inc.	45,517	0.0
1,078 (1)	Ramaco Resources, Inc.	11,438	0.0
11,179 (1)	Ranpak Holdings Corp.	50,529	0.0
15,867 (1)	Rayonier Advanced Materials, Inc.	67,911	0.0
5,457	Ryerson Holding Corp.	236,725	0.0
6,386	Schnitzer Steel Industries, Inc.	191,516	0.0
10,384	Sensient Technologies Corp.	738,614	0.1
5,266	Stepan Co.	503,219	0.1
29,540 (1)	Summit Materials, Inc.	1,118,089	0.2
21,491	SunCoke Energy, Inc.	169,134	0.0
8,751	Sylvamo Corp.	353,978	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
11,245 (1)	TimkenSteel Corp.	$242,555	0.1
10,554	Trimas Corp.	290,129	0.1
8,824	Trinseo PLC	111,800	0.0
28,656	Tronox Holdings PLC	364,218	0.1
535	United States Lime & Minerals, Inc.	111,756	0.0
12,702	Warrior Met Coal, Inc.	494,743	0.1
7,833	Worthington Industries, Inc.	544,159	0.1
		27,220,626	4.5
	Real Estate: 6.0%
22,474	Acadia Realty Trust	323,401	0.1
18,953	Alexander & Baldwin, Inc.	352,147	0.1
574	Alexander’s, Inc.	105,536	0.0
13,024	American Assets Trust, Inc.	250,061	0.0
26,693 (1)	Anywhere Real Estate, Inc.	178,309	0.0
37,547	Apartment Investment and Management Co.	319,900	0.1
53,481	Apple Hospitality REIT, Inc.	808,098	0.1
17,119	Armada Hoffler Properties, Inc.	199,950	0.0
18,101	Braemar Hotels & Resorts, Inc.	72,766	0.0
42,024	Brandywine Realty Trust	195,412	0.0
45,195	Broadstone Net Lease, Inc.	697,811	0.1
24,510	CareTrust REIT, Inc.	486,769	0.1
6,999	CBL & Associates Properties, Inc.	154,258	0.0
3,947	Centerspace	242,188	0.0
13,292	Chatham Lodging Trust	124,413	0.0
11,012	City Office REIT, Inc.	61,337	0.0
6,659	Community Healthcare Trust, Inc.	219,880	0.0
72,385 (1)	Compass, Inc.	253,347	0.0
28,303	Corporate Office Properties Trust SBI MD	672,196	0.1
6,449	CTO Realty Growth, Inc.	110,536	0.0
39,124 (1)	Cushman & Wakefield PLC	320,034	0.1
52,557	DiamondRock Hospitality Co.	420,982	0.1
39,580	DigitalBridge Group, Inc.	582,222	0.1
59,364	Diversified Healthcare Trust	133,569	0.0
19,979	Douglas Elliman, Inc.	44,353	0.0
40,393 (2)	Douglas Emmett, Inc.	507,740	0.1
22,447 (2)	Easterly Government Properties, Inc.	325,481	0.1
21,674	Elme Communities	356,321	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
33,939	Empire State Realty Trust, Inc.	$254,203	0.1
25,842	Equity Commonwealth	523,559	0.1
35,706	Essential Properties Realty Trust, Inc.	840,519	0.1
17,042 (2)	eXp World Holdings, Inc.	345,612	0.1
12,922 (2)	Farmland Partners, Inc.	157,778	0.0
5,171 (1)	Forestar Group, Inc.	116,606	0.0
20,845	Four Corners Property Trust, Inc.	529,463	0.1
1,889 (1)	FRP Holdings, Inc.	108,750	0.0
10,926	Getty Realty Corp.	369,517	0.1
9,905	Gladstone Commercial Corp.	122,525	0.0
8,568	Gladstone Land Corp.	139,401	0.0
15,774	Global Medical REIT, Inc.	144,017	0.0
25,422	Global Net Lease, Inc.	261,338	0.1
32,901	Hudson Pacific Properties, Inc.	138,842	0.0
54,810	Independence Realty Trust, Inc.	998,638	0.2
6,877	Innovative Industrial Properties, Inc.	502,090	0.1
16,772	InvenTrust Properties Corp.	388,104	0.1
26,127	JBG SMITH Properties	392,950	0.1
29,216	Kennedy-Wilson Holdings, Inc.	477,097	0.1
54,223	Kite Realty Group Trust	1,211,342	0.2
9,974	LTC Properties, Inc.	329,341	0.1
68,841	LXP Industrial Trust	671,200	0.1
53,379	Macerich Co.	601,581	0.1
6,321	Marcus & Millichap, Inc.	199,175	0.0
10,722	National Health Investors, Inc.	562,047	0.1
34,154	Necessity Retail REIT, Inc./The	230,881	0.0
15,219	NETSTREIT Corp.	271,964	0.1
34,325	Newmark Group, Inc.	213,501	0.0
8,317	NexPoint Diversified Real Estate Trust	104,129	0.0
6,099	NexPoint Residential Trust, Inc.	277,382	0.1
12,629	Office Properties Income Trust	97,243	0.0
4,859	One Liberty Properties, Inc.	98,735	0.0
133,147 (1)	Opendoor Technologies, Inc.	535,251	0.1
15,635	Orion Office REIT, Inc.	103,347	0.0
36,325	Outfront Media, Inc.	571,029	0.1
46,685	Paramount Group, Inc.	206,815	0.0
6,843	Peakstone Realty Trust	191,057	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
30,608 (2)	Pebblebrook Hotel Trust	$426,676	0.1
28,840 (2)	Phillips Edison & Co., Inc.	982,867	0.2
56,364	Physicians Realty Trust	788,532	0.1
31,354	Piedmont Office Realty Trust, Inc.	227,944	0.0
10,773	Plymouth Industrial REIT, Inc.	247,994	0.0
19,781	PotlatchDeltic Corp.	1,045,426	0.2
5,124	RE/MAX Holdings, Inc.	98,688	0.0
26,078 (1)	Redfin Corp.	323,889	0.1
30,104	Retail Opportunity Investments Corp.	406,705	0.1
40,852	RLJ Lodging Trust	419,550	0.1
4,187	RMR Group, Inc.	97,013	0.0
22,030	RPT Realty	230,213	0.0
14,217	Ryman Hospitality Properties	1,321,044	0.2
57,016	Sabra Healthcare REIT, Inc.	671,078	0.1
7,650	Safehold, Inc.	181,534	0.0
3,694	Saul Centers, Inc.	136,050	0.0
41,382	Service Properties Trust	359,610	0.1
46,834	SITE Centers Corp.	619,145	0.1
15,656	SL Green Realty Corp.	470,463	0.1
8,766	St. Joe Co.	423,748	0.1
3,404 (1)	Star Holdings	49,937	0.0
1,583	Stratus Properties, Inc.	41,554	0.0
27,607	Summit Hotel Properties, Inc.	179,722	0.0
52,626	Sunstone Hotel Investors, Inc.	532,575	0.1
25,183	Tanger Factory Outlet Centers, Inc.	555,789	0.1
5,983 (1)	Tejon Ranch Co.	102,967	0.0
19,787	Terreno Realty Corp.	1,189,199	0.2
13,618	UMH Properties, Inc.	217,616	0.0
58,149	Uniti Group, Inc.	268,648	0.1
3,478	Universal Health Realty Income Trust	165,483	0.0
28,950	Urban Edge Properties	446,698	0.1
8,458	Urstadt Biddle Properties, Inc.	179,817	0.0
20,604 (1)	Veris Residential, Inc.	330,694	0.1
13,258	Whitestone REIT	128,603	0.0
28,489	Xenia Hotels & Resorts, Inc.	350,700	0.1
		36,024,217	6.0
	Utilities: 2.9%
14,058	ALLETE, Inc.	814,942	0.1
16,796 (1)(2)	Altus Power, Inc.	90,698	0.0
9,283	American States Water Co.	807,621	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
2,414	Artesian Resources Corp.	$113,989	0.0
18,332	Avista Corp.	719,898	0.1
15,977	Black Hills Corp.	962,774	0.2
24,060	Brookfield Infrastructure Corp.	1,096,655	0.2
10,422 (1)	Cadiz, Inc.	42,313	0.0
13,549	California Water Service Group	699,535	0.1
4,427	Chesapeake Utilities Corp.	526,813	0.1
4,045	Consolidated Water Co., Ltd.	98,010	0.0
5,182	Genie Energy Ltd.	73,274	0.0
9,229	MGE Energy, Inc.	730,106	0.1
4,402	Middlesex Water Co.	355,065	0.1
16,226 (1)	Montauk Renewables, Inc.	120,721	0.0
23,711	New Jersey Resources Corp.	1,119,159	0.2
9,125	Northwest Natural Holding Co.	392,831	0.1
14,587	NorthWestern Corp.	827,958	0.1
13,332	ONE Gas, Inc.	1,024,031	0.2
12,947	Ormat Technologies, Inc.	1,041,716	0.2
10,212 (2)	Otter Tail Corp.	806,340	0.1
20,903	PNM Resources, Inc.	942,725	0.2
23,020	Portland General Electric Co.	1,078,027	0.2
5,736 (1)	Purecycle Corp.	63,096	0.0
7,549	SJW Group	529,260	0.1
15,561	Southwest Gas Holdings, Inc.	990,458	0.2
12,715	Spire, Inc.	806,640	0.1
24,723 (1)(2)	Sunnova Energy International, Inc.	452,678	0.1
4,222	Unitil Corp.	214,098	0.0
4,137	York Water Co.	170,734	0.0
		17,712,165	2.9
	Total Common Stock
	(Cost $365,985,737)	590,087,281	97.9

RIGHTS: —%
	Consumer, Non-cyclical: —%
390 (1)(3)(4)	GTX, Inc. - CVR	—	—

	Health Care: —%
4,590 (1)(3)(4)	Aduro Biotech, Inc. - CVR	—	—
	Total Rights
	(Cost $799)	—	—
Shares		Value	Percentage of Net Assets
OTHER(5): —%
Consumer, Non-cyclical: —%
18,479 (2)(3)(4)	The Fresh Market Holdings, Inc.	$—	—
Total Other
	(Cost $—)	—	—
Total Long-Term Investments
	(Cost $365,986,536)	590,087,281	97.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.2%
	Repurchase Agreements: 5.4%
2,328,891 (6)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $2,329,879, collateralized by various U.S. Government Agency Obligations, 3.062%- 6.000%, Market Value plus accrued interest $2,375,469, due 08/01/28-02/01/53)	2,328,891	0.4
7,497,014 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $7,500,144, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $7,646,954, due 10/13/23-02/20/73)	7,497,014	1.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,095,635 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/23, 5.11%, due 07/03/23 (Repurchase Amount $4,097,355, collateralized by various U.S. Government Securities, 0.000%- 4.625%, Market Value plus accrued interest $4,179,329, due 07/15/23-02/15/53)	$4,095,635	0.7
2,394,067 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $2,395,082, collateralized by various U.S. Government Agency Obligations, 1.500%- 7.145%, Market Value plus accrued interest $2,442,998, due 06/26/26-03/20/73)	2,394,067	0.4
7,000,000 (6)	National Bank Financial, Repurchase Agreement dated 06/30/23, 5.09%, due 07/03/23 (Repurchase Amount $7,002,928, collateralized by various U.S. Government Securities, 0.500%- 4.000%, Market Value plus accrued interest $7,140,000, due 07/03/23-09/09/49)	7,000,000	1.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,295,127 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,296,082, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $2,341,030, due 07/31/23-05/20/53)	$2,295,127	0.4
6,826,695 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $6,829,585, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,963,392, due 07/15/25-02/15/51)	6,826,695	1.1
	Total Repurchase Agreements
	(Cost $32,437,429)	32,437,429	5.4

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.8%
10,770,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030%
	(Cost $10,770,000)	$10,770,000	1.8
	Total Short-Term Investments
	(Cost $43,207,429)	43,207,429	7.2
	Total Investments in Securities (Cost $409,193,965)	$633,294,710	105.1
	Liabilities in Excess of Other Assets	(30,950,767)	(5.1)
	Net Assets	$602,343,943	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$14,834,045	$—	$—	$14,834,045
Consumer Discretionary	62,412,315	—	—	62,412,315
Consumer Staples	20,296,909	—	—	20,296,909
Energy	40,081,313	—	—	40,081,313
Financials	88,887,114	—	—	88,887,114
Health Care	99,582,416	—	—	99,582,416
Industrials	102,395,341	—	—	102,395,341
Information Technology	80,640,820	—	—	80,640,820
Materials	27,220,626	—	—	27,220,626
Real Estate	36,024,217	—	—	36,024,217
Utilities	17,712,165	—	—	17,712,165
Total Common Stock	590,087,281	—	—	590,087,281
Rights	—	—	—	—
Other	—	—	—	—
Short-Term Investments	10,770,000	32,437,429	—	43,207,429
Total Investments, at fair value	$600,857,281	$32,437,429	$—	$633,294,710
Other Financial Instruments+
Futures	113,582	—	—	113,582
Total Assets	$600,970,863	$32,437,429	$—	$633,408,292
See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$—	$—
GTX, Inc. - CVR	6/10/2019	799	—
OmniAB, Inc. - 12.5 Earnout Shares	11/2/2022	—	—
OmniAB, Inc. - 15 Earnout Shares	11/2/2022	—	—
The Fresh Market Holdings, Inc.	11/14/2022	—	—
		$799	$—

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2023, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	143	09/15/23	$13,611,455	$113,582
			$13,611,455	$113,582
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$113,582
Total Asset Derivatives		$113,582

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,612,045
Total	$1,612,045
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$696,445
Total	$696,445
See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $420,666,977.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$275,049,585
Gross Unrealized Depreciation	(62,308,269)
Net Unrealized Appreciation	$212,741,316
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.6%
	Basic Materials: 0.7%
588,000	Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$529,321	0.1
500,000	Air Products and Chemicals, Inc., 2.050%, 05/15/2030	424,897	0.0
588,000	Air Products and Chemicals, Inc., 2.700%, 05/15/2040	439,244	0.0
470,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	491,386	0.0
250,000	Celanese US Holdings LLC, 6.050%, 03/15/2025	249,104	0.0
250,000	Celanese US Holdings LLC, 6.330%, 07/15/2029	248,493	0.0
500,000 (1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	471,326	0.0
407,000 (2)	Dow Chemical Co., 2.100%, 11/15/2030	336,428	0.0
351,000	Dow Chemical Co., 4.250%, 10/01/2034	319,180	0.0
441,000	Dow Chemical Co/The, 3.600%, 11/15/2050	328,790	0.0
588,000	DuPont de Nemours, Inc., 5.419%, 11/15/2048	580,545	0.1
400,000	Eastman Chemical Co., 4.650%, 10/15/2044	338,168	0.0
750,000	Ecolab, Inc., 2.700%, 12/15/2051	498,140	0.1
532,000	International Paper Co., 4.350%, 08/15/2048	449,958	0.0
500,000	Linde, Inc./CT, 1.100%, 08/10/2030	397,817	0.0
282,000	LYB International Finance BV, 4.000%, 07/15/2023	281,618	0.0
576,000	LYB International Finance III LLC, 1.250%, 10/01/2025	521,087	0.1
441,000	LYB International Finance III LLC, 3.375%, 10/01/2040	324,419	0.0
250,000	Mosaic Co/The, 5.450%, 11/15/2033	243,717	0.0
588,000	Nucor Corp., 2.000%, 06/01/2025	550,175	0.1
588,000	Nutrien Ltd., 2.950%, 05/13/2030	511,295	0.1
500,000	PPG Industries, Inc., 1.200%, 03/15/2026	448,173	0.0
500,000	PPG Industries, Inc., 2.550%, 06/15/2030	426,837	0.0
441,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	487,005	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
588,000	Sherwin-Williams Co/The, 3.450%, 06/01/2027	$554,534	0.1
250,000	Southern Copper Corp., 5.875%, 04/23/2045	255,813	0.0
350,000	Southern Copper Corp., 6.750%, 04/16/2040	386,122	0.0
		11,093,592	0.7
	Communications: 2.3%
500,000	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	407,413	0.0
588,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	547,087	0.0
588,000	Alphabet, Inc., 1.100%, 08/15/2030	476,045	0.0
1,175,000	Alphabet, Inc., 1.900%, 08/15/2040	809,951	0.1
588,000	Amazon.com, Inc., 2.800%, 08/22/2024	571,883	0.0
588,000	Amazon.com, Inc., 3.150%, 08/22/2027	553,681	0.0
588,000	Amazon.com, Inc., 3.800%, 12/05/2024	577,015	0.1
588,000	Amazon.com, Inc., 4.800%, 12/05/2034	600,471	0.1
588,000	AT&T, Inc., 1.700%, 03/25/2026	536,168	0.0
1,175,000	AT&T, Inc., 3.500%, 06/01/2041	903,168	0.1
2,988,000	AT&T, Inc., 3.500%, 09/15/2053	2,117,370	0.1
588,000	AT&T, Inc., 3.650%, 06/01/2051	431,996	0.0
588,000	AT&T, Inc., 4.500%, 05/15/2035	540,864	0.0
500,000	AT&T, Inc., 4.650%, 06/01/2044	436,057	0.0
588,000	Baidu, Inc., 1.720%, 04/09/2026	527,559	0.0
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	378,787	0.0
750,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	507,920	0.0
881,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	864,214	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
881,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	$729,052	0.1
588,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	553,183	0.0
588,000	Cisco Systems, Inc., 3.625%, 03/04/2024	580,921	0.1
881,000	Cisco Systems, Inc., 5.500%, 01/15/2040	937,562	0.1
1,763,000	Comcast Corp., 1.950%, 01/15/2031	1,443,233	0.1
582,000	Comcast Corp., 2.887%, 11/01/2051	390,535	0.0
1,102,000	Comcast Corp., 2.937%, 11/01/2056	718,426	0.1
654,000	Comcast Corp., 2.987%, 11/01/2063	415,115	0.0
588,000	Comcast Corp., 3.750%, 04/01/2040	495,787	0.0
425,000	Comcast Corp., 3.969%, 11/01/2047	352,465	0.0
441,000	Comcast Corp., 4.200%, 08/15/2034	411,125	0.0
441,000	Comcast Corp., 4.250%, 01/15/2033	419,196	0.0
68,000	Comcast Corp., 6.500%, 11/15/2035	76,283	0.0
881,000	Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	1,055,689	0.1
734,000	Discovery Communications LLC, 3.625%, 05/15/2030	644,299	0.1
250,000	Discovery Communications LLC, 3.900%, 11/15/2024	242,575	0.0
881,000	eBay, Inc., 2.700%, 03/11/2030	757,226	0.1
500,000	Interpublic Group of Cos, Inc./The, 2.400%, 03/01/2031	407,628	0.0
10,000	Motorola Solutions, Inc., 4.000%, 09/01/2024	9,768	0.0
306,000	NBCUniversal Media, LLC, 4.450%, 01/15/2043	274,200	0.0
500,000	Orange SA, 5.500%, 02/06/2044	507,604	0.0
250,000	Paramount Global, 4.000%, 01/15/2026	238,053	0.0
1,469,000	Paramount Global, 4.200%, 05/19/2032	1,231,712	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
390,000	Paramount Global, 4.375%, 03/15/2043	$275,419	0.0
440,000	Paramount Global, 5.850%, 09/01/2043	375,343	0.0
250,000	Rogers Communications, Inc., 5.000%, 03/15/2044	220,063	0.0
500,000	Telefonica Emisiones SAU, 4.103%, 03/08/2027	479,966	0.0
441,000	Telefonica Emisiones SAU, 4.665%, 03/06/2038	373,660	0.0
588,000	Time Warner Cable LLC, 4.500%, 09/15/2042	440,268	0.0
904,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	833,366	0.1
400,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	382,267	0.0
300,000	TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	264,353	0.0
831,000	Verizon Communications, Inc., 1.750%, 01/20/2031	655,930	0.1
596,000	Verizon Communications, Inc., 2.355%, 03/15/2032	479,558	0.0
357,000	Verizon Communications, Inc., 2.550%, 03/21/2031	298,176	0.0
1,175,000	Verizon Communications, Inc., 4.000%, 03/22/2050	954,704	0.1
501,000	Verizon Communications, Inc., 4.329%, 09/21/2028	483,221	0.0
969,000	Verizon Communications, Inc., 4.400%, 11/01/2034	894,886	0.1
1,763,000	Verizon Communications, Inc., 4.750%, 11/01/2041	1,620,894	0.1
1,175,000	Vodafone Group PLC, 4.125%, 05/30/2025	1,146,958	0.1
588,000	Vodafone Group PLC, 6.150%, 02/27/2037	615,778	0.1
200,000	Walt Disney Co/The, 1.750%, 08/30/2024	191,735	0.0
588,000	Walt Disney Co/The, 1.750%, 01/13/2026	544,374	0.0
588,000	Walt Disney Co/The, 2.200%, 01/13/2028	531,720	0.0
1,175,000	Walt Disney Co/The, 2.650%, 01/13/2031	1,023,398	0.1
588,000	Walt Disney Co/The, 3.600%, 01/13/2051	468,269	0.0
250,000	Walt Disney Co/The, 4.750%, 09/15/2044	237,640	0.0
		38,471,232	2.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 1.4%
154,037	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	$138,222	0.0
202,215	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	179,559	0.0
588,617	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	523,979	0.1
1,175,000	American Honda Finance Corp., 1.200%, 07/08/2025	1,081,889	0.1
500,000	American Honda Finance Corp., 2.000%, 03/24/2028	439,001	0.0
500,000	American Honda Finance Corp., 2.300%, 09/09/2026	459,756	0.0
500,000	AutoZone, Inc., 1.650%, 01/15/2031	390,418	0.0
441,000	AutoZone, Inc., 3.125%, 07/15/2023	440,566	0.0
588,000	BorgWarner, Inc., 2.650%, 07/01/2027	534,971	0.1
500,000	Cummins, Inc., 1.500%, 09/01/2030	404,881	0.0
250,000	Cummins, Inc., 2.600%, 09/01/2050	161,470	0.0
441,000	General Motors Co., 6.600%, 04/01/2036	453,203	0.0
500,000	General Motors Financial Co., Inc., 1.050%, 03/08/2024	483,646	0.1
500,000	General Motors Financial Co., Inc., 2.400%, 04/10/2028	431,419	0.0
500,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	461,309	0.0
500,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	479,586	0.0
588,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	579,325	0.1
588,000	Home Depot, Inc./The, 2.700%, 04/15/2030	522,828	0.1
500,000	Home Depot, Inc./The, 2.800%, 09/14/2027	465,530	0.0
588,000	Home Depot, Inc./The, 3.300%, 04/15/2040	477,947	0.0
1,381,000	Home Depot, Inc./The, 5.875%, 12/16/2036	1,504,259	0.1
500,000	Lear Corp., 4.250%, 05/15/2029	467,353	0.0
500,000	Lear Corp., 5.250%, 05/15/2049	436,209	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
441,000	Lowe’s Cos, Inc., 2.625%, 04/01/2031	$372,640	0.0
588,000	Lowe’s Cos, Inc., 3.100%, 05/03/2027	549,311	0.1
500,000	Lowe’s Cos, Inc., 3.650%, 04/05/2029	463,587	0.0
500,000	Marriott International, Inc./MD, 2.850%, 04/15/2031	420,711	0.0
325,000	McDonalds Corp., 6.300%, 10/15/2037	357,742	0.0
500,000	McDonald’s Corp., 3.700%, 01/30/2026	483,554	0.0
400,000	McDonald’s Corp., 4.600%, 05/26/2045	365,711	0.0
500,000	McDonald’s Corp., 4.700%, 12/09/2035	485,750	0.1
500,000	NIKE, Inc., 2.375%, 11/01/2026	464,772	0.0
500,000	NIKE, Inc., 3.375%, 11/01/2046	402,438	0.0
500,000 (2)	Starbucks Corp., 3.000%, 02/14/2032	434,372	0.0
500,000	Starbucks Corp., 3.550%, 08/15/2029	466,471	0.0
500,000 (2)	Target Corp., 1.950%, 01/15/2027	457,963	0.0
588,000	Target Corp., 3.500%, 07/01/2024	577,524	0.1
588,000	TJX Cos, Inc./The, 1.600%, 05/15/2031	476,834	0.0
588,000	Toyota Motor Credit Corp., 1.350%, 08/25/2023	584,945	0.1
588,000	Toyota Motor Credit Corp., 1.800%, 02/13/2025	556,684	0.1
500,000	Toyota Motor Credit Corp., 1.900%, 04/06/2028	438,324	0.0
588,000	Toyota Motor Credit Corp., 3.050%, 01/11/2028	545,179	0.1
500,000	Toyota Motor Credit Corp., 3.200%, 01/11/2027	472,064	0.0
330,765	United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 06/01/2029	303,571	0.0
177,448	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	153,591	0.0
461,187	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	416,718	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
88,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	$82,567	0.0
588,000	Walmart, Inc., 3.300%, 04/22/2024	579,968	0.1
300,000	Whirlpool Corp., 3.700%, 05/01/2025	290,455	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/2024	197,898	0.0
		22,918,670	1.4
	Consumer, Non-cyclical: 4.7%
588,000	Abbott Laboratories, 1.400%, 06/30/2030	483,988	0.0
284,000	Abbott Laboratories, 3.750%, 11/30/2026	277,047	0.0
339,000	Abbott Laboratories, 4.750%, 11/30/2036	340,615	0.0
500,000	Abbott Laboratories, 4.750%, 04/15/2043	490,247	0.0
588,000	Abbott Laboratories, 4.900%, 11/30/2046	594,069	0.1
881,000	AbbVie, Inc., 3.200%, 05/14/2026	835,310	0.1
588,000	AbbVie, Inc., 3.200%, 11/21/2029	532,090	0.1
734,000	AbbVie, Inc., 3.600%, 05/14/2025	709,809	0.1
441,000	AbbVie, Inc., 3.800%, 03/15/2025	428,992	0.0
588,000	AbbVie, Inc., 4.050%, 11/21/2039	512,243	0.0
395,000	AbbVie, Inc., 4.250%, 11/21/2049	341,190	0.0
500,000	AbbVie, Inc., 4.300%, 05/14/2036	459,534	0.0
500,000	AbbVie, Inc., 4.450%, 05/14/2046	440,757	0.0
441,000	AbbVie, Inc., 4.550%, 03/15/2035	420,300	0.0
250,000	Aetna, Inc., 3.500%, 11/15/2024	242,293	0.0
300,000	Aetna, Inc., 4.500%, 05/15/2042	258,025	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/2042	234,297	0.0
138,000	Altria Group, Inc., 4.800%, 02/14/2029	134,307	0.0
500,000	Altria Group, Inc., 5.800%, 02/14/2039	489,997	0.0
1,175,000	AmerisourceBergen Corp., 2.800%, 05/15/2030	1,020,476	0.1
250,000	AmerisourceBergen Corp., 4.250%, 03/01/2045	207,190	0.0
500,000	Amgen, Inc., 2.250%, 08/19/2023	497,889	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,175,000	Amgen, Inc., 2.300%, 02/25/2031	$976,955	0.1
588,000	Amgen, Inc., 3.150%, 02/21/2040	450,122	0.0
881,000	Amgen, Inc., 4.400%, 05/01/2045	763,722	0.1
2,056,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,966,837	0.1
881,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	820,012	0.1
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	210,809	0.0
881,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	811,056	0.1
881,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	813,630	0.1
441,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	576,763	0.1
100,000	AstraZeneca PLC, 3.500%, 08/17/2023	99,758	0.0
588,000	AstraZeneca PLC, 4.000%, 01/17/2029	567,450	0.1
588,000	AstraZeneca PLC, 4.375%, 08/17/2048	548,935	0.1
823,000	AstraZeneca PLC, 6.450%, 09/15/2037	944,141	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/2025	483,668	0.0
588,000	BAT Capital Corp., 3.222%, 08/15/2024	570,825	0.1
224,000	Baxalta, Inc., 4.000%, 06/23/2025	217,423	0.0
588,000	Becton Dickinson & Co., 1.957%, 02/11/2031	476,561	0.0
441,000	Biogen, Inc., 4.050%, 09/15/2025	426,810	0.0
500,000	Boston Scientific Corp., 1.900%, 06/01/2025	468,956	0.0
500,000	Boston Scientific Corp., 2.650%, 06/01/2030	435,961	0.0
588,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	512,285	0.1
588,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	413,604	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/2042	391,440	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
588,000	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	$571,241	0.1
500,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	473,197	0.0
500,000	Cardinal Health, Inc., 4.900%, 09/15/2045	440,155	0.0
500,000	Cigna Corp., 2.375%, 03/15/2031	419,455	0.0
500,000	Cigna Corp., 3.400%, 03/01/2027	471,320	0.0
250,000	Cigna Corp., 3.500%, 06/15/2024	244,993	0.0
588,000	Cigna Corp., 4.800%, 08/15/2038	555,677	0.1
500,000	Cigna Corp., 4.800%, 07/15/2046	459,211	0.0
500,000	Cigna Corp., 4.900%, 12/15/2048	465,661	0.0
588,000	Clorox Co/The, 1.800%, 05/15/2030	481,361	0.0
500,000	Coca-Cola Co., 1.500%, 03/05/2028	439,478	0.0
588,000	Coca-Cola Co., 1.650%, 06/01/2030	490,400	0.0
588,000	Coca-Cola Co., 2.500%, 03/15/2051	402,385	0.0
588,000	Coca-Cola Co., 2.900%, 05/25/2027	556,724	0.1
500,000	Coca-Cola Co., 3.000%, 03/05/2051	381,599	0.0
881,000	CVS Health Corp., 2.700%, 08/21/2040	615,642	0.1
250,000	CVS Health Corp., 3.375%, 08/12/2024	243,744	0.0
443,000	CVS Health Corp., 3.875%, 07/20/2025	430,674	0.0
389,000	CVS Health Corp., 4.300%, 03/25/2028	375,428	0.0
588,000	CVS Health Corp., 4.780%, 03/25/2038	542,974	0.1
412,000	CVS Health Corp., 5.050%, 03/25/2048	380,052	0.0
588,000	CVS Health Corp., 5.125%, 07/20/2045	544,324	0.1
200,000	CVS Health Corp., 5.300%, 12/05/2043	191,470	0.0
500,000	Danaher Corp., 2.800%, 12/10/2051	345,507	0.0
1,175,000	Diageo Capital PLC, 2.125%, 04/29/2032	955,632	0.1
588,000	Diageo Capital PLC, 3.500%, 09/18/2023	585,330	0.1
588,000	Diageo Capital PLC, 3.875%, 05/18/2028	562,693	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
441,000	Elevance Health, Inc., 1.500%, 03/15/2026	$398,975	0.0
441,000	Elevance Health, Inc., 2.550%, 03/15/2031	370,806	0.0
250,000	Elevance Health, Inc., 3.500%, 08/15/2024	243,642	0.0
588,000	Elevance Health, Inc., 3.650%, 12/01/2027	555,530	0.1
441,000	Elevance Health, Inc., 4.101%, 03/01/2028	423,676	0.0
250,000	Elevance Health, Inc., 4.650%, 08/15/2044	224,720	0.0
2,203,000	Eli Lilly & Co., 2.250%, 05/15/2050	1,438,115	0.1
500,000	Estee Lauder Cos, Inc./The, 1.950%, 03/15/2031	410,896	0.0
300,000	Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	241,059	0.0
500,000	Flowers Foods, Inc., 2.400%, 03/15/2031	408,243	0.0
441,000	General Mills, Inc., 3.000%, 02/01/2051	311,867	0.0
500,000	Gilead Sciences, Inc., 2.500%, 09/01/2023	497,388	0.0
441,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	427,796	0.0
260,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	250,214	0.0
150,000	Gilead Sciences, Inc., 3.700%, 04/01/2024	147,873	0.0
250,000	Gilead Sciences, Inc., 4.150%, 03/01/2047	217,180	0.0
200,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	182,637	0.0
441,000	Gilead Sciences, Inc., 4.750%, 03/01/2046	415,515	0.0
350,000	Gilead Sciences, Inc., 4.800%, 04/01/2044	334,519	0.0
294,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	335,218	0.0
220,000 (1)	HCA, Inc., 4.625%, 03/15/2052	180,980	0.0
441,000	Hershey Co/The, 2.300%, 08/15/2026	411,893	0.0
1,028,000	Humana, Inc., 3.850%, 10/01/2024	1,004,407	0.1
500,000	Humana, Inc., 4.950%, 10/01/2044	457,946	0.0
588,000	Johnson & Johnson, 2.900%, 01/15/2028	553,978	0.1
588,000	Johnson & Johnson, 3.625%, 03/03/2037	529,629	0.1
500,000	Johnson & Johnson, 3.750%, 03/03/2047	440,068	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
588,000	Kellogg Co., 2.100%, 06/01/2030	$487,568	0.0
500,000	Kellogg Co., 3.250%, 04/01/2026	476,021	0.0
500,000	Keurig Dr Pepper, Inc., 0.750%, 03/15/2024	482,636	0.0
500,000	Keurig Dr Pepper, Inc., 2.250%, 03/15/2031	412,062	0.0
500,000	Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	357,464	0.0
250,000	Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	239,295	0.0
350,000	Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	308,169	0.0
588,000	Kroger Co., 2.650%, 10/15/2026	545,152	0.1
250,000	Kroger Co., 4.450%, 02/01/2047	217,222	0.0
516,000	Kroger Co., 7.500%, 04/01/2031	587,934	0.1
250,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	217,011	0.0
500,000	McCormick & Co., Inc./MD, 1.850%, 02/15/2031	395,884	0.0
588,000	McKesson Corp., 0.900%, 12/03/2025	527,205	0.1
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/2044	226,815	0.0
421,000	Medtronic, Inc., 4.375%, 03/15/2035	404,743	0.0
72,000	Medtronic, Inc., 4.625%, 03/15/2045	70,146	0.0
588,000	Merck & Co., Inc., 1.450%, 06/24/2030	479,770	0.0
500,000	Merck & Co., Inc., 1.700%, 06/10/2027	448,176	0.0
500,000	Merck & Co., Inc., 2.750%, 12/10/2051	345,413	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/2045	212,514	0.0
588,000	Merck & Co., Inc., 4.150%, 05/18/2043	534,969	0.1
500,000	Molson Coors Beverage Co., 5.000%, 05/01/2042	463,574	0.0
460,000	Mondelez International, Inc., 2.750%, 04/13/2030	404,122	0.0
200,000	Mylan, Inc., 4.200%, 11/29/2023	198,609	0.0
500,000	Novartis Capital Corp., 2.200%, 08/14/2030	432,564	0.0
500,000	Novartis Capital Corp., 2.750%, 08/14/2050	364,388	0.0
500,000	Novartis Capital Corp., 3.100%, 05/17/2027	476,655	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000	Novartis Capital Corp., 3.400%, 05/06/2024	$491,531	0.0
588,000	PayPal Holdings, Inc., 1.650%, 06/01/2025	550,528	0.1
588,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	498,914	0.0
1,469,000	PepsiCo, Inc., 1.625%, 05/01/2030	1,221,939	0.1
588,000	PepsiCo, Inc., 3.600%, 03/01/2024	580,669	0.1
588,000	Pfizer, Inc., 3.450%, 03/15/2029	553,830	0.1
588,000	Pfizer, Inc., 3.900%, 03/15/2039	526,360	0.1
500,000	Pfizer, Inc., 4.000%, 12/15/2036	466,323	0.0
588,000	Pfizer, Inc., 4.100%, 09/15/2038	535,600	0.1
500,000	Pfizer, Inc., 4.125%, 12/15/2046	448,660	0.0
588,000	Pfizer, Inc., 4.300%, 06/15/2043	546,051	0.1
500,000	Philip Morris International, Inc., 3.125%, 03/02/2028	460,447	0.0
250,000	Philip Morris International, Inc., 3.250%, 11/10/2024	242,908	0.0
500,000	Philip Morris International, Inc., 3.875%, 08/21/2042	395,888	0.0
441,000	Procter & Gamble Co/The, 1.000%, 04/23/2026	399,324	0.0
441,000	Procter & Gamble Co/The, 1.950%, 04/23/2031	374,809	0.0
441,000	Procter & Gamble Co/The, 2.800%, 03/25/2027	415,447	0.0
588,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	506,473	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/2035	470,255	0.0
734,000	Reynolds American, Inc., 6.150%, 09/15/2043	707,922	0.1
588,000	Sanofi, 3.625%, 06/19/2028	566,758	0.1
500,000	Stryker Corp., 3.500%, 03/15/2026	479,883	0.0
441,000	Tyson Foods, Inc., 3.550%, 06/02/2027	414,500	0.0
150,000	Unilever Capital Corp., 2.600%, 05/05/2024	146,474	0.0
500,000	Unilever Capital Corp., 3.250%, 03/07/2024	492,343	0.0
588,000	Unilever Capital Corp., 3.500%, 03/22/2028	562,544	0.1
588,000	UnitedHealth Group, Inc., 2.000%, 05/15/2030	495,249	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
588,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	$437,265	0.0
500,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	348,967	0.0
500,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	464,270	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/2026	478,668	0.0
500,000	UnitedHealth Group, Inc., 3.125%, 05/15/2060	349,417	0.0
588,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	564,074	0.1
588,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	519,836	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	244,633	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	239,533	0.0
588,000	Zoetis, Inc., 2.000%, 05/15/2030	490,916	0.0
588,000	Zoetis, Inc., 3.000%, 05/15/2050	411,618	0.0
500,000	Zoetis, Inc., 4.500%, 11/13/2025	491,970	0.0
		76,848,362	4.7
	Energy: 2.2%
588,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	523,835	0.1
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/2024	246,033	0.0
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	504,044	0.0
500,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	470,725	0.0
250,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	238,075	0.0
500,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	356,609	0.0
588,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	563,103	0.1
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	245,971	0.0
500,000	Chevron Corp., 2.895%, 03/03/2024	491,364	0.0
500,000	Chevron Corp., 2.954%, 05/16/2026	476,132	0.0
300,000	Chevron USA, Inc., 3.900%, 11/15/2024	295,054	0.0
1,175,000	ConocoPhillips Co., 4.025%, 03/15/2062	958,054	0.1
129,000	ConocoPhillips Co., 4.150%, 11/15/2034	117,768	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	$442,246	0.0
66,000	Eastern Gas Transmission & Storage, Inc., 3.600%, 12/15/2024	63,698	0.0
500,000	Ecopetrol SA, 4.125%, 01/16/2025	480,672	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/2024	244,664	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/2044	208,818	0.0
500,000	Energy Transfer L.P., 4.950%, 01/15/2043	416,237	0.0
470,000	Energy Transfer L.P., 6.125%, 12/15/2045	447,204	0.0
1,063,000	Energy Transfer L.P., 6.500%, 02/01/2042	1,077,965	0.1
588,000	Enterprise Products Operating LLC, 3.200%, 02/15/2052	413,868	0.0
500,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	482,342	0.0
100,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	97,300	0.0
500,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	482,986	0.0
300,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	264,039	0.0
646,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	597,036	0.1
1,028,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	948,700	0.1
250,000	EOG Resources, Inc., 4.150%, 01/15/2026	244,797	0.0
588,000	Equinor ASA, 2.375%, 05/22/2030	510,939	0.1
500,000	Equinor ASA, 3.625%, 09/10/2028	477,474	0.0
500,000	Equinor ASA, 3.950%, 05/15/2043	429,164	0.0
500,000	Exxon Mobil Corp., 3.043%, 03/01/2026	478,112	0.0
500,000	Exxon Mobil Corp., 4.114%, 03/01/2046	440,427	0.0
500,000	Halliburton Co., 2.920%, 03/01/2030	439,770	0.0
31,000	Halliburton Co., 3.800%, 11/15/2025	29,960	0.0
500,000	Halliburton Co., 4.750%, 08/01/2043	438,234	0.0
500,000	Halliburton Co., 4.850%, 11/15/2035	471,288	0.0
518,000	Hess Corp., 5.600%, 02/15/2041	496,285	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	$498,142	0.0
400,000	Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	394,705	0.0
779,000	Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	837,642	0.1
441,000	Kinder Morgan, Inc., 2.000%, 02/15/2031	350,323	0.0
500,000	Kinder Morgan, Inc., 4.300%, 06/01/2025	487,888	0.0
500,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	427,865	0.0
500,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	461,230	0.0
881,000	Magellan Midstream Partners L.P., 4.200%, 12/01/2042	651,639	0.1
500,000	Marathon Oil Corp., 5.200%, 06/01/2045	423,854	0.0
400,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	335,089	0.0
588,000	MPLX L.P., 4.000%, 03/15/2028	554,546	0.1
588,000	MPLX L.P., 4.875%, 12/01/2024	579,749	0.1
588,000	ONEOK Partners L.P., 6.200%, 09/15/2043	569,977	0.1
173,000	Petroleos Mexicanos, 6.700%, 02/16/2032	131,694	0.0
881,000	Phillips 66, 3.900%, 03/15/2028	836,287	0.1
250,000	Phillips 66, 4.650%, 11/15/2034	236,274	0.0
441,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	429,780	0.0
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	195,333	0.0
881,000	Schlumberger Investment SA, 2.650%, 06/26/2030	770,794	0.1
611,000	Shell International Finance BV, 2.875%, 05/10/2026	582,171	0.1
588,000	Shell International Finance BV, 3.250%, 05/11/2025	568,541	0.1
500,000	Shell International Finance BV, 3.750%, 09/12/2046	408,246	0.0
657,000	Shell International Finance BV, 4.125%, 05/11/2035	610,716	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/2045	225,671	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
600,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	$495,126	0.0
500,000	Suncor Energy, Inc., 3.750%, 03/04/2051	367,415	0.0
852,000	Suncor Energy, Inc., 6.500%, 06/15/2038	885,574	0.1
500,000	TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	499,572	0.0
588,000	TransCanada Pipelines Ltd., 7.625%, 01/15/2039	681,390	0.1
1,175,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	1,077,304	0.1
588,000	Valero Energy Corp., 6.625%, 06/15/2037	631,563	0.1
734,000	Williams Cos, Inc./The, 2.600%, 03/15/2031	608,685	0.1
400,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	386,302	0.0
500,000	Williams Cos, Inc./The, 4.300%, 03/04/2024	494,454	0.0
500,000	Williams Cos, Inc./The, 5.100%, 09/15/2045	450,209	0.0
500,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	461,877	0.0
		35,218,619	2.2
	Financial: 8.5%
500,000	Air Lease Corp., 3.000%, 09/15/2023	497,018	0.0
588,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	444,701	0.0
588,000	Allstate Corp./The, 3.280%, 12/15/2026	553,924	0.1
441,000	American Express Co., 3.000%, 10/30/2024	425,334	0.0
588,000	American Express Co., 3.300%, 05/03/2027	549,421	0.1
500,000	American Tower Corp., 1.600%, 04/15/2026	448,676	0.0
500,000	American Tower Corp., 2.700%, 04/15/2031	415,117	0.0
500,000	American Tower Corp., 3.375%, 10/15/2026	466,961	0.0
441,000	American Tower Corp., 3.550%, 07/15/2027	409,019	0.0
500,000	Aon Corp., 3.750%, 05/02/2029	463,488	0.0
588,000	Aon Global Ltd., 4.450%, 05/24/2043	482,434	0.0
500,000	Aon Global Ltd., 4.600%, 06/14/2044	437,667	0.0
500,000	Aon Global Ltd., 4.750%, 05/15/2045	448,791	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
264,000 (2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	$259,359	0.0
500,000	AvalonBay Communities, Inc., 2.300%, 03/01/2030	420,653	0.0
400,000	Banco Santander SA, 3.800%, 02/23/2028	368,024	0.0
400,000	Banco Santander SA, 4.250%, 04/11/2027	378,959	0.0
400,000	Banco Santander SA, 5.179%, 11/19/2025	388,711	0.0
500,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	446,664	0.0
588,000 (3)	Bank of America Corp., 1.843%, 02/04/2025	572,971	0.1
519,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	413,531	0.0
55,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	44,006	0.0
500,000 (3)	Bank of America Corp., 2.496%, 02/13/2031	418,865	0.0
1,175,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	987,042	0.1
29,000 (3)	Bank of America Corp., 2.651%, 03/11/2032	24,031	0.0
1,132,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	795,545	0.1
212,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	175,781	0.0
588,000 (3)	Bank of America Corp., 3.093%, 10/01/2025	565,812	0.1
500,000 (3)	Bank of America Corp., 3.311%, 04/22/2042	381,375	0.0
1,401,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	1,285,988	0.1
588,000	Bank of America Corp., 3.500%, 04/19/2026	564,368	0.1
599,000 (3)	Bank of America Corp., 3.824%, 01/20/2028	566,769	0.1
881,000	Bank of America Corp., 3.950%, 04/21/2025	853,567	0.1
588,000	Bank of America Corp., 4.250%, 10/22/2026	567,949	0.1
1,175,000	Bank of America Corp., 4.450%, 03/03/2026	1,142,643	0.1
302,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	299,329	0.0
588,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	518,500	0.1
500,000	Bank of New York Mellon Corp., 2.200%, 08/16/2023	497,981	0.0
411,000	Bank of New York Mellon Corp., 3.000%, 10/30/2028	369,416	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Bank of New York Mellon Corp./The, 0.500%, 04/26/2024	$479,556	0.0
441,000	Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	412,803	0.0
500,000 (3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	470,996	0.0
500,000	Bank of Nova Scotia, 4.500%, 12/16/2025	482,740	0.0
588,000 (3)	Barclays PLC, 2.667%, 03/10/2032	462,652	0.0
441,000 (3)	Barclays PLC, 3.811%, 03/10/2042	313,903	0.0
441,000	Barclays PLC, 4.375%, 01/12/2026	423,849	0.0
588,000	Barclays PLC, 5.200%, 05/12/2026	567,624	0.1
250,000	Barclays PLC, 5.250%, 08/17/2045	232,451	0.0
588,000	Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	530,113	0.1
588,000	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	566,780	0.1
1,175,000	BlackRock, Inc., 1.900%, 01/28/2031	964,554	0.1
500,000	Blue Owl Capital Corp., 2.625%, 01/15/2027	424,877	0.0
588,000 (1)	BNP Paribas SA, 3.500%, 11/16/2027	540,919	0.1
588,000	Boston Properties L.P., 2.550%, 04/01/2032	443,799	0.0
500,000	Boston Properties L.P., 3.250%, 01/30/2031	407,933	0.0
588,000 (1)	BPCE SA, 3.250%, 01/11/2028	533,646	0.1
881,000	Brighthouse Financial, Inc., 5.625%, 05/15/2030	850,501	0.1
441,000	Brookfield Finance, Inc., 2.724%, 04/15/2031	361,593	0.0
500,000	Capital One Financial Corp., 3.200%, 02/05/2025	475,830	0.0
500,000	Capital One Financial Corp., 3.300%, 10/30/2024	480,658	0.0
588,000	Capital One Financial Corp., 3.650%, 05/11/2027	546,664	0.1
500,000	Capital One Financial Corp., 3.750%, 04/24/2024	489,411	0.0
500,000	Capital One Financial Corp., 3.750%, 07/28/2026	465,910	0.0
500,000	Capital One Financial Corp., 3.800%, 01/31/2028	459,900	0.0
500,000	Capital One Financial Corp., 4.200%, 10/29/2025	478,194	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Charles Schwab Corp./The, 0.750%, 03/18/2024	$482,513	0.0
588,000	Charles Schwab Corp./The, 3.200%, 01/25/2028	534,499	0.1
588,000	Chubb Corp./The, 6.000%, 05/11/2037	628,680	0.1
750,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	523,433	0.1
441,000 (3)	Citigroup, Inc., 2.014%, 01/25/2026	414,519	0.0
588,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	480,370	0.0
828,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	691,181	0.1
500,000	Citigroup, Inc., 3.400%, 05/01/2026	475,779	0.0
588,000 (3)	Citigroup, Inc., 3.878%, 01/24/2039	492,638	0.0
881,000 (3)	Citigroup, Inc., 3.887%, 01/10/2028	835,419	0.1
588,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	544,179	0.1
411,000	Citigroup, Inc., 4.000%, 08/05/2024	402,705	0.0
881,000	Citigroup, Inc., 4.125%, 07/25/2028	831,106	0.1
500,000	Citigroup, Inc., 4.300%, 11/20/2026	478,840	0.0
500,000	Citigroup, Inc., 4.400%, 06/10/2025	485,917	0.0
345,000	Citigroup, Inc., 4.450%, 09/29/2027	329,589	0.0
500,000	Citigroup, Inc., 4.600%, 03/09/2026	484,329	0.0
466,000	Citigroup, Inc., 5.300%, 05/06/2044	431,471	0.0
361,000	Citigroup, Inc., 8.125%, 07/15/2039	462,233	0.0
588,000	Citizens Financial Group, Inc., 3.250%, 04/30/2030	481,106	0.0
300,000	CNA Financial Corp., 4.500%, 03/01/2026	291,242	0.0
250,000	Comerica, Inc., 3.800%, 07/22/2026	222,733	0.0
500,000	Cooperatieve Rabobank UA, 3.750%, 07/21/2026	467,184	0.0
500,000	Corporate Office Properties L.P., 2.750%, 04/15/2031	380,491	0.0
500,000	Crown Castle, Inc., 1.050%, 07/15/2026	438,107	0.0
588,000	Crown Castle, Inc., 2.100%, 04/01/2031	470,986	0.0
500,000	Crown Castle, Inc., 2.900%, 04/01/2041	351,221	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
588,000	Crown Castle, Inc., 3.150%, 07/15/2023	$587,287	0.1
588,000 (3)	Deutsche Bank AG/New York NY, 1.447%, 04/01/2025	558,908	0.1
588,000 (3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	560,940	0.1
400,000	Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	374,706	0.0
500,000	Discover Bank, 4.200%, 08/08/2023	499,041	0.0
400,000	Discover Bank, 4.250%, 03/13/2026	378,297	0.0
500,000	ERP Operating L.P., 4.500%, 07/01/2044	437,222	0.0
500,000	Federal Realty OP L.P., 3.500%, 06/01/2030	435,664	0.0
400,000	Fifth Third Bancorp, 4.300%, 01/16/2024	394,668	0.0
441,000	Franklin Resources, Inc., 1.600%, 10/30/2030	346,267	0.0
500,000	Goldman Sachs Group, Inc., 3.750%, 05/22/2025	482,820	0.0
588,000	Goldman Sachs Group, Inc., 3.850%, 07/08/2024	576,826	0.1
2,350,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	2,529,546	0.2
1,028,000 (3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	919,035	0.1
588,000 (3)	Goldman Sachs Group, Inc./The, 1.757%, 01/24/2025	572,625	0.1
500,000 (3)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	410,200	0.0
588,000 (3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	533,969	0.1
500,000 (3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	370,008	0.0
500,000 (3)	Goldman Sachs Group, Inc./The, 3.436%, 02/24/2043	380,902	0.0
500,000	Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	469,076	0.0
500,000	Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	480,184	0.0
500,000 (3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	464,559	0.0
500,000	Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	475,700	0.0
588,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	558,809	0.1
588,000 (3)	HSBC Holdings PLC, 3.803%, 03/11/2025	576,676	0.1
441,000 (3)	HSBC Holdings PLC, 4.292%, 09/12/2026	424,314	0.0
300,000	HSBC Holdings PLC, 4.300%, 03/08/2026	290,105	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	HSBC Holdings PLC, 4.375%, 11/23/2026	$472,917	0.0
500,000 (3)	HSBC Holdings PLC, 4.583%, 06/19/2029	471,012	0.0
500,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	448,125	0.0
1,998,000	HSBC Holdings PLC, 6.500%, 09/15/2037	2,094,541	0.1
250,000	HSBC USA, Inc., 3.500%, 06/23/2024	244,242	0.0
588,000	Huntington National Bank/The, 3.550%, 10/06/2023	583,288	0.1
588,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	452,181	0.0
588,000	Jefferies Financial Group, Inc., 4.150%, 01/23/2030	529,280	0.1
881,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	697,534	0.1
588,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	523,003	0.1
881,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	606,866	0.1
500,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	468,993	0.0
1,175,000 (3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	1,008,060	0.1
688,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	522,838	0.1
441,000	JPMorgan Chase & Co., 3.125%, 01/23/2025	426,771	0.0
441,000 (3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	432,389	0.0
588,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	429,015	0.0
588,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	544,061	0.1
441,000 (3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	412,573	0.0
588,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	559,737	0.1
441,000 (3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	380,988	0.0
588,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	566,475	0.1
588,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	570,215	0.1
474,000 (3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	463,364	0.0
1,395,000	JPMorgan Chase & Co., 5.500%, 10/15/2040	1,434,024	0.1
500,000	Kemper Corp., 4.350%, 02/15/2025	481,443	0.0
500,000	KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	431,010	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Kilroy Realty L.P., 2.500%, 11/15/2032	$347,856	0.0
400,000	Kilroy Realty L.P., 4.250%, 08/15/2029	341,068	0.0
250,000	Kilroy Realty L.P., 4.375%, 10/01/2025	234,348	0.0
881,000	Kimco Realty OP LLC, 2.700%, 10/01/2030	727,509	0.1
588,000	Korea Development Bank/The, 1.000%, 09/09/2026	513,339	0.1
1,763,000	Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	1,410,712	0.1
441,000	Lincoln National Corp., 3.625%, 12/12/2026	410,460	0.0
588,000	Lincoln National Corp., 3.800%, 03/01/2028	532,307	0.1
500,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	453,366	0.0
588,000	Lloyds Banking Group PLC, 3.900%, 03/12/2024	578,926	0.1
500,000	Lloyds Banking Group PLC, 4.650%, 03/24/2026	477,852	0.0
250,000	Loews Corp., 3.750%, 04/01/2026	242,494	0.0
500,000 (3)	Manulife Financial Corp., 4.061%, 02/24/2032	465,944	0.0
500,000	Manulife Financial Corp., 4.150%, 03/04/2026	484,398	0.0
500,000	Manulife Financial Corp., 5.375%, 03/04/2046	496,114	0.0
588,000	Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	489,427	0.0
750,000	Marsh & McLennan Cos, Inc., 2.900%, 12/15/2051	500,705	0.0
400,000	Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	388,136	0.0
500,000	Mastercard, Inc., 2.950%, 03/15/2051	365,312	0.0
588,000	Mastercard, Inc., 3.500%, 02/26/2028	561,873	0.1
500,000	MetLife, Inc., 4.050%, 03/01/2045	420,955	0.0
400,000	MetLife, Inc., 4.125%, 08/13/2042	336,638	0.0
300,000	MetLife, Inc., 4.721%, 12/15/2044	268,234	0.0
561,000	MetLife, Inc., 5.000%, 07/15/2052	527,816	0.1
441,000 (1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	412,740	0.0
588,000	Mid-America Apartments L.P., 1.700%, 02/15/2031	464,730	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	$484,523	0.0
441,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	422,746	0.0
500,000 (3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	497,665	0.0
500,000 (3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	467,808	0.0
734,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	657,449	0.1
500,000	Morgan Stanley, 3.125%, 07/27/2026	468,478	0.0
500,000 (3)	Morgan Stanley, 3.217%, 04/22/2042	379,753	0.0
1,028,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	949,350	0.1
441,000	Morgan Stanley, 3.625%, 01/20/2027	419,079	0.0
500,000	Morgan Stanley, 3.700%, 10/23/2024	488,299	0.0
588,000 (3)	Morgan Stanley, 3.772%, 01/24/2029	549,397	0.1
441,000	Morgan Stanley, 3.875%, 04/29/2024	434,672	0.0
500,000	Morgan Stanley, 3.875%, 01/27/2026	482,828	0.0
441,000	Morgan Stanley, 3.950%, 04/23/2027	417,764	0.0
441,000	Morgan Stanley, 4.000%, 07/23/2025	428,303	0.0
500,000	Morgan Stanley, 4.350%, 09/08/2026	483,190	0.0
588,000	Morgan Stanley, 5.000%, 11/24/2025	578,323	0.1
399,000 (3)	Morgan Stanley, 6.342%, 10/18/2033	424,640	0.0
500,000	National Australia Bank Ltd./New York, 2.500%, 07/12/2026	462,565	0.0
588,000 (3)	NatWest Group PLC, 3.073%, 05/22/2028	529,427	0.1
500,000	NatWest Group PLC, 4.800%, 04/05/2026	485,674	0.0
300,000	NNN REIT, Inc., 4.000%, 11/15/2025	285,545	0.0
525,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	466,121	0.0
250,000	Northern Trust Corp., 3.950%, 10/30/2025	241,016	0.0
1,763,000	Oesterreichische Kontrollbank AG, 0.500%, 02/02/2026	1,583,296	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,763,000 (1)	Ontario Teachers’ Finance Trust, 0.375%, 09/29/2023	$1,741,036	0.1
1,175,000 (1)	Ontario Teachers’ Finance Trust, 1.625%, 09/12/2024	1,121,397	0.1
441,000	ORIX Corp., 2.250%, 03/09/2031	362,561	0.0
441,000	PNC Bank NA, 3.100%, 10/25/2027	403,947	0.0
500,000	PNC Bank NA, 3.250%, 01/22/2028	459,025	0.0
588,000 (3)	PNC Financial Services Group, Inc./The, 2.307%, 04/23/2032	478,279	0.0
881,000	Principal Financial Group, Inc., 2.125%, 06/15/2030	715,777	0.1
588,000	Private Export Funding Corp., 3.250%, 06/15/2025	566,306	0.1
588,000	Private Export Funding Corp., 3.550%, 01/15/2024	581,875	0.1
588,000	Progressive Corp./The, 4.000%, 03/01/2029	563,623	0.1
588,000	Prologis L.P., 1.750%, 07/01/2030	473,393	0.0
441,000	Prologis L.P., 3.250%, 10/01/2026	418,057	0.0
525,000	Prudential Financial, Inc., 3.878%, 03/27/2028	500,186	0.0
500,000 (3)	Prudential Financial, Inc., 5.375%, 05/15/2045	487,118	0.0
441,000	Public Storage, 1.500%, 11/09/2026	395,125	0.0
500,000	Public Storage, 1.850%, 05/01/2028	434,450	0.0
250,000	Public Storage, 2.300%, 05/01/2031	208,184	0.0
250,000	Public Storage, 3.094%, 09/15/2027	233,426	0.0
881,000	Realty Income Corp., 3.250%, 01/15/2031	771,101	0.1
400,000	Realty Income Corp., 3.875%, 07/15/2024	391,418	0.0
300,000	Realty Income Corp., 4.125%, 10/15/2026	288,013	0.0
588,000	Royal Bank of Canada, 0.875%, 01/20/2026	526,219	0.1
675,000	Simon Property Group L.P., 2.650%, 07/15/2030	574,243	0.1
500,000	Simon Property Group L.P., 3.375%, 06/15/2027	465,535	0.0
588,000	Simon Property Group L.P., 3.500%, 09/01/2025	563,678	0.1
500,000	Simon Property Group L.P., 4.250%, 10/01/2044	402,923	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
441,000 (3)	State Street Corp., 1.746%, 02/06/2026	$413,480	0.0
441,000	State Street Corp., 2.200%, 03/03/2031	358,620	0.0
500,000	State Street Corp., 3.550%, 08/18/2025	481,946	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	460,251	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	467,103	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	468,624	0.0
500,000	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	461,824	0.0
300,000	Synchrony Financial, 4.250%, 08/15/2024	289,356	0.0
250,000	Synchrony Financial, 4.500%, 07/23/2025	235,813	0.0
500,000	Tanger Properties L.P., 3.125%, 09/01/2026	443,788	0.0
441,000	Toronto-Dominion Bank/The, 1.950%, 01/12/2027	396,556	0.0
588,000	Toronto-Dominion Bank/The, 3.250%, 03/11/2024	578,163	0.1
881,000	Travelers Cos, Inc./The, 2.550%, 04/27/2050	566,184	0.1
441,000	Travelers Cos, Inc./The, 4.000%, 05/30/2047	372,807	0.0
500,000	Truist Bank, 3.300%, 05/15/2026	458,739	0.0
500,000	Truist Bank, 3.625%, 09/16/2025	467,355	0.0
400,000	Truist Bank, 3.800%, 10/30/2026	364,732	0.0
588,000	Truist Financial Corp., 1.125%, 08/03/2027	495,516	0.0
500,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	441,211	0.0
441,000	Truist Financial Corp., 2.850%, 10/26/2024	423,509	0.0
441,000 (1)	UBS Group AG, 4.282%, 01/09/2028	407,925	0.0
1,175,000	US Bancorp, 1.375%, 07/22/2030	899,310	0.1
500,000 (3)	US Bancorp, 2.215%, 01/27/2028	443,527	0.0
441,000	US Bancorp, 3.150%, 04/27/2027	407,863	0.0
250,000	Ventas Realty L.P., 3.500%, 02/01/2025	239,559	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Ventas Realty L.P., 3.750%, 05/01/2024	$490,550	0.0
500,000	Ventas Realty L.P., 4.125%, 01/15/2026	478,555	0.0
588,000	Visa, Inc., 2.050%, 04/15/2030	504,294	0.0
588,000	Visa, Inc., 2.700%, 04/15/2040	452,157	0.0
441,000	Visa, Inc., 2.750%, 09/15/2027	409,563	0.0
500,000	Visa, Inc., 3.150%, 12/14/2025	479,458	0.0
500,000	Visa, Inc., 4.300%, 12/14/2045	464,322	0.0
500,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	471,093	0.0
1,175,000 (3)	Wells Fargo & Co., 2.188%, 04/30/2026	1,101,475	0.1
588,000 (3)	Wells Fargo & Co., 2.879%, 10/30/2030	508,339	0.1
588,000	Wells Fargo & Co., 3.000%, 10/23/2026	546,220	0.1
1,102,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	811,465	0.1
588,000 (3)	Wells Fargo & Co., 3.584%, 05/22/2028	548,027	0.1
500,000	Wells Fargo & Co., 4.300%, 07/22/2027	480,040	0.0
588,000	Wells Fargo & Co., 4.900%, 11/17/2045	518,222	0.1
33,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	32,805	0.0
578,000	Wells Fargo & Co., 5.606%, 01/15/2044	555,717	0.1
441,000	Wells Fargo Bank NA, 6.600%, 01/15/2038	478,565	0.0
500,000	Welltower OP LLC, 2.800%, 06/01/2031	413,779	0.0
500,000	Welltower OP LLC, 4.000%, 06/01/2025	483,382	0.0
500,000	Western Union Co/The, 1.350%, 03/15/2026	443,410	0.0
441,000 (3)	Westpac Banking Corp., 4.322%, 11/23/2031	408,689	0.0
500,000	Zions Bancorp NA, 3.250%, 10/29/2029	367,400	0.0
		138,833,368	8.5
	Industrial: 2.4%
441,000 (2)	3M Co., 2.250%, 09/19/2026	404,540	0.0
588,000	3M Co., 2.875%, 10/15/2027	538,514	0.1
100,000	3M Co., 3.000%, 08/07/2025	95,505	0.0
200,000	3M Co., 3.875%, 06/15/2044	160,771	0.0
588,000 (2)	3M Co., 4.000%, 09/14/2048	516,147	0.1
500,000	Agilent Technologies, Inc., 2.300%, 03/12/2031	409,484	0.0
588,000	Boeing Co/The, 2.196%, 02/04/2026	539,919	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	Boeing Co/The, 2.800%, 03/01/2027	$456,233	0.0
500,000	Boeing Co/The, 3.300%, 03/01/2035	388,423	0.0
500,000	Boeing Co/The, 3.600%, 05/01/2034	425,862	0.0
588,000	Boeing Co/The, 5.040%, 05/01/2027	581,112	0.1
1,763,000	Boeing Co/The, 5.150%, 05/01/2030	1,747,134	0.1
588,000	Boeing Co/The, 5.705%, 05/01/2040	586,981	0.1
500,000	Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	342,493	0.0
40,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	29,909	0.0
500,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	452,831	0.0
400,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	387,510	0.0
441,000	Canadian Pacific Railway Co., 4.800%, 09/15/2035	431,099	0.0
441,000	Canadian Pacific Railway Co., 4.800%, 08/01/2045	411,363	0.0
500,000	Caterpillar Financial Services Corp., 1.700%, 01/08/2027	451,594	0.0
200,000	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	185,826	0.0
500,000	Caterpillar Financial Services Corp., 3.750%, 11/24/2023	496,613	0.1
500,000	Caterpillar, Inc., 1.900%, 03/12/2031	419,376	0.0
588,000	Caterpillar, Inc., 3.803%, 08/15/2042	515,457	0.1
588,000	Caterpillar, Inc., 4.300%, 05/15/2044	552,095	0.1
500,000	CSX Corp., 3.800%, 04/15/2050	400,366	0.0
500,000	CSX Corp., 4.100%, 03/15/2044	431,253	0.0
588,000	CSX Corp., 4.400%, 03/01/2043	515,065	0.1
1,175,000	Emerson Electric Co., 1.950%, 10/15/2030	975,853	0.1
441,000	FedEx Corp., 2.400%, 05/15/2031	366,139	0.0
500,000	FedEx Corp., 3.250%, 05/15/2041	373,843	0.0
588,000	FedEx Corp., 3.400%, 02/15/2028	547,773	0.1
200,000	FedEx Corp., 3.875%, 08/01/2042	161,417	0.0
500,000	FedEx Corp., 4.750%, 11/15/2045	444,874	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	GATX Corp., 1.900%, 06/01/2031	$384,176	0.0
536,000	GE Capital Funding LLC, 4.550%, 05/15/2032	520,888	0.1
500,000	General Dynamics Corp., 3.600%, 11/15/2042	417,699	0.0
1,528,000	Honeywell International, Inc., 3.812%, 11/21/2047	1,303,184	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/2024	493,497	0.0
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/2042	439,047	0.0
500,000	Jabil, Inc., 1.700%, 04/15/2026	447,593	0.0
500,000	John Deere Capital Corp., 1.500%, 03/06/2028	431,581	0.0
500,000	John Deere Capital Corp., 3.350%, 06/12/2024	490,065	0.0
588,000	John Deere Capital Corp., 3.450%, 03/07/2029	550,371	0.1
373,000 (3)	Johnson Controls International plc, 3.625%, 07/02/2024	365,694	0.0
250,000 (3)	Johnson Controls International plc, 4.625%, 07/02/2044	223,321	0.0
24,000	Johnson Controls International plc, 5.125%, 09/14/2045	22,913	0.0
881,000	Lockheed Martin Corp., 2.800%, 06/15/2050	626,112	0.1
500,000	Lockheed Martin Corp., 4.500%, 05/15/2036	483,043	0.0
500,000	Lockheed Martin Corp., 4.700%, 05/15/2046	481,281	0.0
500,000	Masco Corp., 1.500%, 02/15/2028	426,085	0.0
500,000	Masco Corp., 2.000%, 02/15/2031	394,752	0.0
588,000	Norfolk Southern Corp., 3.950%, 10/01/2042	483,355	0.0
375,000	Norfolk Southern Corp., 4.800%, 08/15/2043	329,632	0.0
441,000	Northrop Grumman Corp., 2.930%, 01/15/2025	424,013	0.0
500,000	Northrop Grumman Corp., 3.850%, 04/15/2045	408,036	0.0
588,000	Northrop Grumman Corp., 4.030%, 10/15/2047	505,886	0.1
500,000	Otis Worldwide Corp., 2.293%, 04/05/2027	453,895	0.0
500,000	Otis Worldwide Corp., 3.112%, 02/15/2040	386,667	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/2024	195,943	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/2034	229,226	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	Raytheon Technologies Corp., 3.030%, 03/15/2052	$352,024	0.0
500,000	Raytheon Technologies Corp., 4.150%, 05/15/2045	426,680	0.0
588,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	541,412	0.1
500,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	460,568	0.0
588,000	Raytheon Technologies Corp., 4.625%, 11/16/2048	549,295	0.1
500,000	Republic Services, Inc., 2.300%, 03/01/2030	427,063	0.0
500,000	Ryder System, Inc., 1.750%, 09/01/2026	447,270	0.0
500,000	Ryder System, Inc., 2.900%, 12/01/2026	458,542	0.0
500,000	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	412,491	0.0
252,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	227,835	0.0
250,000	Teledyne Technologies, Inc., 2.750%, 04/01/2031	208,982	0.0
500,000	Textron, Inc., 2.450%, 03/15/2031	412,685	0.0
500,000	Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	471,382	0.0
500,000	Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	442,879	0.0
250,000	Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	223,451	0.0
500,000	Union Pacific Corp., 2.750%, 03/01/2026	473,208	0.0
750,000	Union Pacific Corp., 2.950%, 03/10/2052	521,345	0.1
500,000	Union Pacific Corp., 2.973%, 09/16/2062	326,298	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/2035	214,189	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/2024	246,792	0.0
250,000	Union Pacific Corp., 3.799%, 10/01/2051	205,165	0.0
441,000	Union Pacific Corp., 3.799%, 04/06/2071	337,276	0.0
588,000	United Parcel Service, Inc., 2.800%, 11/15/2024	568,668	0.1
588,000	United Parcel Service, Inc., 3.050%, 11/15/2027	554,174	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
588,000	Vulcan Materials Co., 3.500%, 06/01/2030	$531,841	0.1
588,000	Waste Management, Inc., 1.150%, 03/15/2028	500,392	0.1
441,000	Waste Management, Inc., 1.500%, 03/15/2031	351,511	0.0
500,000	Waste Management, Inc., 2.500%, 11/15/2050	320,004	0.0
		38,874,751	2.4
	Technology: 1.9%
500,000	Adobe, Inc., 2.150%, 02/01/2027	459,547	0.0
441,000	Apple, Inc., 1.200%, 02/08/2028	382,502	0.0
588,000	Apple, Inc., 1.650%, 05/11/2030	495,446	0.0
441,000	Apple, Inc., 2.375%, 02/08/2041	325,598	0.0
588,000	Apple, Inc., 2.650%, 05/11/2050	409,732	0.0
750,000	Apple, Inc., 2.650%, 02/08/2051	518,512	0.0
441,000	Apple, Inc., 3.000%, 02/09/2024	434,902	0.0
588,000	Apple, Inc., 3.200%, 05/13/2025	569,102	0.1
588,000	Apple, Inc., 3.250%, 02/23/2026	566,488	0.1
588,000	Apple, Inc., 3.350%, 02/09/2027	564,954	0.1
500,000	Apple, Inc., 3.450%, 05/06/2024	492,707	0.0
500,000	Apple, Inc., 3.450%, 02/09/2045	422,026	0.0
500,000	Apple, Inc., 4.450%, 05/06/2044	487,692	0.0
500,000	Applied Materials, Inc., 3.900%, 10/01/2025	489,097	0.0
250,000	Autodesk, Inc., 4.375%, 06/15/2025	244,412	0.0
588,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	560,964	0.1
618,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	559,640	0.1
400,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	406,748	0.0
99,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	121,525	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
500,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	$446,277	0.0
500,000	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	422,495	0.0
500,000	Fidelity National Information Services, Inc., 2.250%, 03/01/2031	399,336	0.0
588,000	Fiserv, Inc., 2.250%, 06/01/2027	528,339	0.0
1,175,000	Fiserv, Inc., 2.650%, 06/01/2030	1,002,057	0.1
588,000	Hewlett Packard Enterprise Co., 1.450%, 04/01/2024	569,291	0.1
588,000	HP, Inc., 2.200%, 06/17/2025	553,354	0.1
500,000	HP, Inc., 3.400%, 06/17/2030	440,135	0.0
588,000	Intel Corp., 2.450%, 11/15/2029	508,912	0.0
588,000	Intel Corp., 3.150%, 05/11/2027	551,573	0.1
500,000	Intel Corp., 3.250%, 11/15/2049	352,981	0.0
1,034,000	Intel Corp., 3.700%, 07/29/2025	1,005,910	0.1
272,000	Intel Corp., 3.734%, 12/08/2047	211,708	0.0
1,763,000	International Business Machines Corp., 1.950%, 05/15/2030	1,461,527	0.1
588,000	International Business Machines Corp., 2.850%, 05/15/2040	431,670	0.0
588,000	International Business Machines Corp., 3.375%, 08/01/2023	586,776	0.1
588,000	International Business Machines Corp., 3.450%, 02/19/2026	562,372	0.1
400,000	Lam Research Corp., 3.800%, 03/15/2025	390,844	0.0
441,000	Lam Research Corp., 4.000%, 03/15/2029	425,848	0.0
588,000	Microsoft Corp., 2.400%, 08/08/2026	552,158	0.1
1,322,000	Microsoft Corp., 2.525%, 06/01/2050	915,331	0.1
87,000	Microsoft Corp., 2.675%, 06/01/2060	58,422	0.0
588,000	Microsoft Corp., 2.921%, 03/17/2052	437,838	0.0
413,000	Microsoft Corp., 3.041%, 03/17/2062	301,625	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
500,000	Microsoft Corp., 3.125%, 11/03/2025	$481,447	0.0
881,000	Microsoft Corp., 3.300%, 02/06/2027	847,638	0.1
250,000	Microsoft Corp., 3.500%, 02/12/2035	234,063	0.0
588,000	NVIDIA Corp., 2.850%, 04/01/2030	533,633	0.0
588,000	NVIDIA Corp., 3.500%, 04/01/2040	503,910	0.0
500,000	NVIDIA Corp., 3.500%, 04/01/2050	406,908	0.0
441,000	Oracle Corp., 1.650%, 03/25/2026	400,372	0.0
500,000	Oracle Corp., 2.875%, 03/25/2031	427,000	0.0
588,000	Oracle Corp., 2.950%, 11/15/2024	568,018	0.1
441,000	Oracle Corp., 2.950%, 05/15/2025	420,787	0.0
588,000	Oracle Corp., 3.250%, 11/15/2027	545,776	0.1
500,000	Oracle Corp., 3.400%, 07/08/2024	487,610	0.0
500,000	Oracle Corp., 3.650%, 03/25/2041	385,541	0.0
400,000	Oracle Corp., 3.850%, 07/15/2036	334,094	0.0
441,000	Oracle Corp., 3.900%, 05/15/2035	380,795	0.0
500,000	Oracle Corp., 3.950%, 03/25/2051	378,344	0.0
441,000	Oracle Corp., 4.125%, 05/15/2045	345,892	0.0
180,000	Oracle Corp., 4.300%, 07/08/2034	163,539	0.0
881,000	Oracle Corp., 5.375%, 07/15/2040	841,487	0.1
500,000	QUALCOMM, Inc., 2.150%, 05/20/2030	430,170	0.0
499,000	QUALCOMM, Inc., 4.650%, 05/20/2035	498,494	0.0
350,000	QUALCOMM, Inc., 4.800%, 05/20/2045	340,092	0.0
		31,583,983	1.9
	Utilities: 2.5%
250,000	Ameren Illinois Co., 4.300%, 07/01/2044	207,303	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/2044	416,513	0.0
441,000	Appalachian Power Co., 4.450%, 06/01/2045	364,380	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
486,000	Appalachian Power Co., 4.500%, 03/01/2049	$410,939	0.0
441,000	Arizona Public Service Co., 2.950%, 09/15/2027	400,569	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/2024	390,017	0.0
588,000	Arizona Public Service Co., 3.350%, 05/15/2050	406,586	0.0
500,000	Atlantic City Electric Co., 2.300%, 03/15/2031	413,865	0.0
500,000	Atmos Energy Corp., 4.125%, 10/15/2044	421,479	0.0
500,000	Atmos Energy Corp., 4.125%, 03/15/2049	422,497	0.0
500,000	Baltimore Gas and Electric Co., 3.500%, 08/15/2046	379,034	0.0
588,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	613,999	0.1
441,000	CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	412,410	0.0
441,000	CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	329,766	0.0
250,000	CMS Energy Corp., 3.875%, 03/01/2024	246,501	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	227,062	0.0
500,000	Commonwealth Edison Co., 3.125%, 03/15/2051	351,300	0.0
200,000	Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	162,676	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	440,226	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	436,589	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	343,897	0.0
500,000	Consumers Energy Co., 3.950%, 07/15/2047	417,874	0.0
250,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	240,158	0.0
441,000	Dominion Energy, Inc., 1.450%, 04/15/2026	396,204	0.0
441,000	Dominion Energy, Inc., 3.300%, 04/15/2041	328,131	0.0
250,000	DTE Electric Co., 4.300%, 07/01/2044	216,803	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
588,000	DTE Energy Co., 1.050%, 06/01/2025	$538,814	0.1
441,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	374,546	0.0
441,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	323,098	0.0
588,000	Duke Energy Corp., 2.450%, 06/01/2030	494,369	0.1
500,000	Duke Energy Corp., 3.750%, 09/01/2046	378,766	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/2023	496,967	0.1
500,000	Duke Energy Corp., 4.800%, 12/15/2045	448,859	0.0
588,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	560,099	0.1
150,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	124,599	0.0
441,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	368,026	0.0
134,000	Eastern Energy Gas Holdings LLC, 3.600%, 12/15/2024	129,325	0.0
500,000	Enel Generacion Chile SA, 4.250%, 04/15/2024	490,150	0.1
500,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	358,402	0.0
500,000	Entergy Corp., 2.400%, 06/15/2031	405,290	0.0
500,000	Entergy Louisiana LLC, 2.350%, 06/15/2032	401,561	0.0
500,000	Essential Utilities, Inc., 2.400%, 05/01/2031	406,313	0.0
588,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	497,194	0.1
500,000	Evergy Kansas Central, Inc., 4.625%, 09/01/2043	425,516	0.0
588,000	Exelon Corp., 4.950%, 06/15/2035	564,614	0.1
441,000	Exelon Corp., 5.100%, 06/15/2045	409,015	0.0
500,000	Florida Power & Light Co., 3.250%, 06/01/2024	489,945	0.1
441,000	Florida Power & Light Co., 3.800%, 12/15/2042	370,653	0.0
881,000	Florida Power & Light Co., 4.050%, 06/01/2042	762,486	0.1
500,000	Georgia Power Co., 3.250%, 03/15/2051	353,177	0.0
500,000	Indiana Michigan Power Co., 4.550%, 03/15/2046	440,728	0.0
588,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	548,872	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
588,000	ITC Holdings Corp., 3.350%, 11/15/2027	$549,310	0.1
250,000	ITC Holdings Corp., 3.650%, 06/15/2024	244,862	0.0
500,000	Jersey Central Power & Light Co., 6.150%, 06/01/2037	518,236	0.1
588,000	Kentucky Utilities Co., 3.300%, 06/01/2050	419,146	0.0
1,469,000	Kentucky Utilities Co., 5.125%, 11/01/2040	1,408,929	0.1
500,000	MidAmerican Energy Co., 3.100%, 05/01/2027	467,593	0.0
500,000	MidAmerican Energy Co., 3.950%, 08/01/2047	407,853	0.0
1,175,000	Mississippi Power Co., 4.250%, 03/15/2042	980,052	0.1
250,000 (1)	Monongahela Power Co., 5.400%, 12/15/2043	242,822	0.0
500,000	National Fuel Gas Co., 2.950%, 03/01/2031	400,386	0.0
588,000	National Fuel Gas Co., 5.200%, 07/15/2025	576,220	0.1
500,000	National Fuel Gas Co., 5.500%, 01/15/2026	493,140	0.1
588,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	552,720	0.1
500,000	Northern States Power Co/MN, 4.125%, 05/15/2044	426,827	0.0
250,000	Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	192,749	0.0
250,000	Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	211,648	0.0
500,000	Pacific Gas and Electric Co., 2.100%, 08/01/2027	427,477	0.0
881,000	Pacific Gas and Electric Co., 2.500%, 02/01/2031	690,415	0.1
500,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	407,009	0.0
881,000	Pacific Gas and Electric Co., 3.300%, 08/01/2040	594,720	0.1
500,000	Pacific Gas and Electric Co., 4.200%, 06/01/2041	373,186	0.0
588,000	PacifiCorp, 4.150%, 02/15/2050	455,468	0.0
441,000	PECO Energy Co., 4.150%, 10/01/2044	374,160	0.0
250,000	Piedmont Natural Gas Co., 4.100%, 09/18/2034	221,352	0.0
500,000	Public Service Co. of Colorado, 1.900%, 01/15/2031	404,360	0.0
588,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	558,604	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
500,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	$412,844	0.0
441,000	Public Service Electric and Gas Co., 3.800%, 01/01/2043	368,336	0.0
250,000	Public Service Electric and Gas Co., 4.000%, 06/01/2044	204,121	0.0
441,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	411,280	0.0
548,226	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	507,525	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/2043	398,340	0.0
441,000	Southern California Edison Co., 4.000%, 04/01/2047	350,801	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	438,891	0.0
500,000	Southern California Gas Co., 4.300%, 01/15/2049	418,245	0.0
588,000	Southern Co. Gas Capital Corp., 1.750%, 01/15/2031	462,378	0.0
588,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	489,151	0.1
500,000	Southern Co/The, 1.750%, 03/15/2028	427,586	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	488,236	0.1
500,000	Tampa Electric Co., 2.400%, 03/15/2031	412,400	0.0
250,000	Tampa Electric Co., 3.450%, 03/15/2051	179,625	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	245,687	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	245,536	0.0
250,000	Virginia Electric and Power Co., 2.950%, 11/15/2051	167,626	0.0
500,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	429,850	0.0
901,000	Virginia Electric and Power Co., 6.000%, 05/15/2037	940,271	0.1
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	202,842	0.0
500,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	401,626	0.0
		41,760,603	2.5
	Total Corporate Bonds/Notes (Cost $490,254,072)	435,603,180	26.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.6%
423,421	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	$382,897	0.0
363,865	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	376,090	0.0
10,361,686	Seasoned Loans Structured Transaction Trust Series 2019-2 A1C, 2.750%, 09/25/2029	9,481,171	0.6
	Total Collateralized Mortgage Obligations (Cost $10,496,993)	10,240,158	0.6
MUNICIPAL BONDS: 0.9%
	California: 0.2%
2,545,000	State of California, 7.550%, 04/01/2039	3,212,576	0.2

	Connecticut: 0.2%
2,195,000	State of Connecticut, 5.850%, 03/15/2032	2,336,619	0.2

	New Jersey: 0.2%
2,012,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	2,455,935	0.1
1,370,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	1,373,299	0.1
		3,829,234	0.2
	New York: 0.1%
2,055,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	2,229,479	0.1

	Washington: 0.2%
2,290,000	State of Washington, 5.140%, 08/01/2040	2,333,938	0.2
	Total Municipal Bonds (Cost $13,409,247)	13,941,846	0.9
U.S. TREASURY OBLIGATIONS: 38.0%
	U.S. Treasury Bonds: 9.0%
160,000	1.250%, 05/15/2050	90,059	0.0
215,300	1.625%, 11/15/2050	133,827	0.0
5,968,900	2.250%, 08/15/2046	4,364,175	0.3
4,112,800	2.500%, 02/15/2046	3,168,382	0.2
5,330,200	2.500%, 05/15/2046	4,102,588	0.3
838,800	2.750%, 08/15/2032	769,124	0.0
5,300,900	3.000%, 11/15/2044	4,488,889	0.3
5,900,200	3.000%, 11/15/2045	4,979,446	0.3
26,600	3.000%, 02/15/2049	22,513	0.0
3,340,800	3.125%, 08/15/2044	2,892,663	0.2
2,637,200	3.250%, 05/15/2042	2,354,628	0.1
44,201,400	3.375%, 05/15/2033	42,633,632	2.6
6,517,100	3.625%, 02/15/2044	6,109,527	0.4
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Bonds (continued)
53,416,900	3.625%, 02/15/2053	$51,280,224	3.1
5,435,400	3.750%, 11/15/2043	5,197,708	0.3
4,609,300 (2)	3.875%, 08/15/2040	4,577,161	0.3
9,299,700 (2)	3.875%, 05/15/2043	9,075,926	0.6
		146,240,472	9.0
	U.S. Treasury Notes: 29.0%
97,000	0.125%, 10/15/2023	95,599	0.0
44,167,200	0.125%, 01/15/2024	42,960,618	2.6
10,898,900	0.375%, 01/31/2026	9,787,510	0.6
405,700	0.500%, 11/30/2023	397,721	0.0
9,650,000	1.250%, 11/30/2026	8,696,497	0.5
32,299,200	1.500%, 01/31/2027	29,263,580	1.8
10,000	1.875%, 06/30/2026	9,283	0.0
7,128,700	2.000%, 11/15/2026	6,595,440	0.4
19,000	2.250%, 04/30/2024	18,510	0.0
3,793,800	2.250%, 11/15/2024	3,644,049	0.2
547,000	2.750%, 04/30/2027	516,819	0.0
29,272,400	2.875%, 06/15/2025	28,164,394	1.7
4,538,900	3.000%, 07/15/2025	4,375,517	0.3
32,300	3.250%, 06/30/2027	31,070	0.0
8,307,000	3.625%, 05/31/2028	8,125,933	0.5
5,754,800	3.750%, 05/31/2030	5,675,222	0.4
40,114,000	3.750%, 06/30/2030	39,587,504	2.4
118,460,000	4.000%, 06/30/2028	117,821,427	7.2
74,962,000	4.125%, 06/15/2026	74,212,380	4.5
5,778,300 (2)	4.250%, 05/31/2025	5,705,958	0.4
89,776,600	4.625%, 06/30/2025	89,371,553	5.5
		475,056,584	29.0
	Total U.S. Treasury Obligations (Cost $639,637,724)	621,297,056	38.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.5%
	Federal Home Loan Bank: 0.2%
3,110,000	1.100%, 08/20/2026	2,790,801	0.2
1,175,000	3.500%, 06/11/2032	1,108,930	0.0
		3,899,731	0.2
	Federal Home Loan Mortgage Corporation: 3.1%(4)
1,539,100	3.000%, 04/01/2045	1,392,043	0.1
1,662,320	3.000%, 04/01/2045	1,503,496	0.1
5,993,308	3.000%, 05/01/2045	5,420,647	0.4
2,656,572	3.000%, 11/01/2046	2,381,507	0.2
2,983,146	3.000%, 11/01/2047	2,677,901	0.2
354,389	3.500%, 01/01/2042	332,413	0.0
106,138	3.500%, 01/01/2042	99,555	0.0
1,331,493	3.500%, 08/01/2042	1,240,579	0.1
5,758,004	3.500%, 04/01/2043	5,364,606	0.3
5,830,635	3.500%, 02/01/2044	5,433,597	0.4
2,106,813	3.500%, 12/01/2046	1,954,171	0.1
1,136,043	3.500%, 12/01/2047	1,052,121	0.1
6,357,482	3.500%, 03/01/2048	5,893,861	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
85,464	4.000%, 01/01/2025	$83,268	0.0
39,176	4.000%, 08/01/2040	37,645	0.0
332,595	4.000%, 04/01/2041	320,357	0.0
394,634	4.000%, 05/01/2041	380,107	0.0
27,484	4.000%, 08/01/2041	26,472	0.0
63,008	4.000%, 12/01/2041	60,329	0.0
151,142	4.000%, 01/01/2042	146,097	0.0
697,934	4.000%, 03/01/2042	672,245	0.1
40,272	4.000%, 12/01/2042	38,787	0.0
547,468	4.000%, 02/01/2044	532,257	0.1
201,474	4.000%, 07/01/2045	193,040	0.0
142,282	4.000%, 09/01/2045	136,174	0.0
187,287	4.000%, 09/01/2045	178,388	0.0
219,457	4.000%, 09/01/2045	209,901	0.0
2,184,714	4.000%, 11/01/2045	2,090,486	0.1
499,818	4.000%, 05/01/2046	477,950	0.1
128,806	4.000%, 11/01/2047	122,209	0.0
179,663	4.000%, 03/01/2048	171,620	0.0
340,750	4.352%, (US0012M + 1.900)%, 02/01/2042	333,893	0.0
25,393	4.500%, 03/01/2039	25,121	0.0
71,811	4.500%, 08/01/2039	71,041	0.0
140,191	4.500%, 09/01/2039	138,689	0.0
189,412	4.500%, 09/01/2039	187,382	0.0
89,012	4.500%, 09/01/2039	88,059	0.0
145,833	4.500%, 10/01/2039	143,892	0.0
239,421	4.500%, 12/01/2039	236,232	0.0
70,623	4.500%, 03/01/2040	69,866	0.0
198,742	4.500%, 04/01/2040	196,613	0.0
35,503	4.500%, 06/01/2040	35,123	0.0
225,023	4.500%, 07/01/2040	222,612	0.0
163,450	4.500%, 07/01/2040	161,699	0.0
59,305	4.500%, 08/01/2040	58,670	0.0
162,515	4.500%, 08/01/2040	160,774	0.0
187,702	4.500%, 03/01/2041	185,691	0.0
67,521	4.500%, 03/01/2041	66,797	0.0
87,179	4.500%, 04/01/2041	86,244	0.0
282,629	4.500%, 06/01/2041	279,600	0.0
187,493	4.500%, 07/01/2041	185,483	0.0
24,448	4.500%, 08/01/2041	23,730	0.0
544,726	4.500%, 08/01/2041	534,643	0.1
372,670	4.500%, 07/01/2048	365,434	0.0
12,193	5.000%, 03/01/2034	12,268	0.0
46,022	5.000%, 12/01/2034	46,433	0.0
54,551	5.000%, 08/01/2035	55,038	0.0
166,071	5.000%, 08/01/2035	167,553	0.0
55,088	5.000%, 10/01/2035	55,430	0.0
45,871	5.000%, 10/01/2035	46,281	0.0
50,490	5.000%, 10/01/2035	50,941	0.0
123,998	5.000%, 12/01/2035	125,104	0.0
17,570	5.000%, 04/01/2036	17,679	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
51,766	5.000%, 11/01/2036	$52,228	0.0
39,759	5.000%, 02/01/2037	40,114	0.0
29,294	5.000%, 05/01/2037	29,555	0.0
428,488	5.000%, 10/01/2037	428,250	0.0
260,322	5.000%, 03/01/2038	262,646	0.0
240,555	5.000%, 03/01/2038	242,704	0.0
83,341	5.000%, 03/01/2038	84,084	0.0
64,395	5.000%, 04/01/2038	64,970	0.0
7,971	5.000%, 10/01/2038	8,042	0.0
27,550	5.000%, 06/01/2040	27,797	0.0
74,687	5.000%, 08/01/2040	75,355	0.0
175,601	5.000%, 04/01/2041	176,697	0.0
44,905	5.490%, 02/01/2037	45,334	0.0
715	5.500%, 12/01/2024	713	0.0
36,847	5.500%, 09/01/2034	37,769	0.0
54,344	5.500%, 01/01/2035	55,249	0.0
446,550	5.500%, 09/01/2035	458,698	0.1
22,001	5.500%, 09/01/2035	22,586	0.0
311,396	5.500%, 10/01/2035	317,279	0.0
36,701	5.500%, 03/01/2036	37,651	0.0
134,797	5.500%, 03/01/2036	138,464	0.0
23,043	5.500%, 05/01/2036	23,639	0.0
118,854	5.500%, 06/01/2036	121,922	0.0
40,958	5.500%, 07/01/2036	42,106	0.0
7,782	5.500%, 07/01/2036	8,006	0.0
2,168	5.500%, 07/01/2036	2,224	0.0
7,570	5.500%, 10/01/2036	7,783	0.0
51,191	5.500%, 11/01/2036	52,679	0.0
25,990	5.500%, 12/01/2036	26,746	0.0
38,064	5.500%, 12/01/2036	39,170	0.0
3,491	5.500%, 12/01/2036	3,481	0.0
36,236	5.500%, 02/01/2037	37,290	0.0
5,237	5.500%, 02/01/2037	5,266	0.0
12,244	5.500%, 05/01/2037	12,599	0.0
1,506	5.500%, 06/01/2037	1,549	0.0
20,760	5.500%, 12/01/2037	21,325	0.0
10,043	5.500%, 03/01/2038	10,238	0.0
5,867	5.500%, 06/01/2038	6,024	0.0
3,383	5.500%, 06/01/2038	3,470	0.0
5,107	5.500%, 08/01/2038	5,111	0.0
414	5.500%, 10/01/2038	413	0.0
389,633	5.500%, 11/01/2038	400,485	0.0
5,893	5.500%, 12/01/2038	6,051	0.0
7,572	5.500%, 12/01/2038	7,777	0.0
9,916	5.500%, 12/01/2038	10,202	0.0
61,683	5.500%, 01/01/2039	63,427	0.0
10,389	5.500%, 01/01/2039	10,689	0.0
32,440	5.500%, 01/01/2040	33,255	0.0
37,967	5.500%, 01/01/2040	39,001	0.0
37,721	5.500%, 03/01/2040	38,692	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
99,436	5.500%, 01/01/2041	$99,231	0.0
48,464	5.750%, 05/01/2037	48,698	0.0
46,149	5.800%, 07/01/2037	46,272	0.0
36,695	5.800%, 08/01/2037	36,922	0.0
66,577	5.800%, 09/01/2037	66,989	0.0
34,028	5.800%, 09/01/2037	34,238	0.0
1,820	6.000%, 04/01/2028	1,875	0.0
19,090	6.000%, 07/01/2028	19,291	0.0
1,691	6.000%, 04/01/2036	1,754	0.0
5,061	6.000%, 04/01/2036	5,264	0.0
86	6.000%, 04/01/2036	87	0.0
15,466	6.000%, 06/01/2036	16,097	0.0
5,424	6.000%, 07/01/2036	5,642	0.0
5,148	6.000%, 08/01/2036	5,354	0.0
30,374	6.000%, 08/01/2036	31,200	0.0
1,469	6.000%, 08/01/2036	1,485	0.0
27,167	6.000%, 01/01/2037	28,178	0.0
25,117	6.000%, 02/01/2037	26,125	0.0
1,503	6.000%, 04/01/2037	1,563	0.0
5,524	6.000%, 06/01/2037	5,635	0.0
1,077	6.000%, 06/01/2037	1,117	0.0
3,878	6.000%, 07/01/2037	4,034	0.0
136	6.000%, 07/01/2037	141	0.0
1,067	6.000%, 08/01/2037	1,103	0.0
8,615	6.000%, 08/01/2037	8,850	0.0
1,798	6.000%, 08/01/2037	1,867	0.0
130,305	6.000%, 08/01/2037	134,463	0.0
3,649	6.000%, 08/01/2037	3,792	0.0
2,277	6.000%, 09/01/2037	2,306	0.0
3,058	6.000%, 09/01/2037	3,176	0.0
1,615	6.000%, 09/01/2037	1,674	0.0
7,949	6.000%, 10/01/2037	8,034	0.0
6,474	6.000%, 10/01/2037	6,729	0.0
5,484	6.000%, 10/01/2037	5,700	0.0
1,076	6.000%, 11/01/2037	1,088	0.0
23,775	6.000%, 11/01/2037	24,662	0.0
1,684	6.000%, 11/01/2037	1,749	0.0
46,606	6.000%, 12/01/2037	48,136	0.0
1,163	6.000%, 01/01/2038	1,201	0.0
6,591	6.000%, 01/01/2038	6,687	0.0
9,854	6.000%, 01/01/2038	10,250	0.0
6,943	6.000%, 05/01/2038	7,023	0.0
781	6.000%, 06/01/2038	810	0.0
19,794	6.000%, 07/01/2038	20,514	0.0
9,193	6.000%, 07/01/2038	9,348	0.0
251,614	6.000%, 09/01/2038	259,563	0.0
497	6.000%, 09/01/2038	515	0.0
4,708	6.000%, 09/01/2038	4,889	0.0
9,898	6.000%, 09/01/2038	10,008	0.0
5,745	6.000%, 11/01/2038	5,829	0.0
124,951	6.000%, 01/01/2039	128,759	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
67,875	6.000%, 04/01/2039	$69,884	0.0
31,363	6.000%, 08/01/2039	31,899	0.0
23,239	6.000%, 10/01/2039	24,193	0.0
11,234	6.000%, 11/01/2039	11,684	0.0
26,281	6.000%, 11/01/2039	26,563	0.0
1,054	6.000%, 12/01/2039	1,085	0.0
35,590	6.000%, 05/01/2040	37,005	0.0
52,184	6.150%, 12/01/2037	52,986	0.0
17,359	6.150%, 01/01/2038	17,625	0.0
74,586	6.150%, 02/01/2038	75,733	0.0
494,000	6.250%, 07/15/2032	574,261	0.1
6,011	6.500%, 06/01/2036	6,305	0.0
1,275	6.500%, 08/01/2036	1,318	0.0
474	6.500%, 10/01/2036	485	0.0
21,207	6.500%, 10/01/2036	22,249	0.0
7,708	6.500%, 07/01/2037	7,989	0.0
4,140	6.500%, 09/01/2037	4,301	0.0
1,836	6.500%, 10/01/2037	1,908	0.0
2,620	6.500%, 11/01/2037	2,691	0.0
9,226	6.500%, 04/01/2038	9,839	0.0
2,452	6.500%, 04/01/2038	2,549	0.0
1,371	6.500%, 05/01/2038	1,402	0.0
240	6.500%, 05/01/2038	246	0.0
1,179	6.500%, 08/01/2038	1,231	0.0
143	6.500%, 10/01/2038	147	0.0
5,028	6.500%, 11/01/2038	5,278	0.0
197,041	6.500%, 12/01/2038	201,564	0.0
4,877	6.500%, 12/01/2038	5,014	0.0
6,508	6.500%, 12/01/2038	6,659	0.0
51,183	6.500%, 12/01/2038	52,378	0.0
2,676	6.500%, 01/01/2039	2,811	0.0
		51,169,848	3.1
	Federal National Mortgage Association: 0.6%(4)
561,341	3.000%, 09/01/2046	484,520	0.0
5,320,604	3.500%, 11/01/2051	4,921,894	0.3
645,947	3.720%, 10/01/2029	619,509	0.1
35,037	5.700%, 07/01/2036	34,831	0.0
7,706	5.700%, 07/01/2036	7,670	0.0
473,000	6.625%, 11/15/2030	549,129	0.0
2,015,000	7.125%, 01/15/2030	2,367,916	0.2
		8,985,469	0.6
	Government National Mortgage Association: 6.2%
9,807,591	2.000%, 01/20/2051	8,275,185	0.5
6,557,465	2.000%, 02/20/2051	5,533,406	0.3
1,716,459	2.500%, 03/20/2051	1,493,510	0.1
3,441,939	2.500%, 04/20/2051	2,994,225	0.2
2,664,911	2.500%, 05/20/2051	2,317,477	0.2
2,453,736	2.500%, 08/20/2051	2,129,560	0.1
7,498,774	2.500%, 09/20/2051	6,505,914	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
2,490,026	2.500%, 10/20/2051	$2,159,629	0.1
3,393,352	2.500%, 11/20/2051	2,940,645	0.2
6,779,262	2.500%, 12/20/2051	5,877,519	0.4
2,715,048	2.500%, 04/20/2052	2,353,563	0.2
1,573,932	3.000%, 07/20/2045	1,441,004	0.1
1,620,354	3.000%, 10/20/2051	1,468,263	0.1
8,503,412	3.000%, 10/20/2051	7,630,708	0.5
11,587,007	3.000%, 11/20/2051	10,393,652	0.6
3,691,845	3.000%, 11/20/2051	3,345,319	0.2
2,527,093	3.000%, 12/20/2051	2,264,494	0.2
1,868,890	3.000%, 03/20/2052	1,665,344	0.1
5,419,974	3.500%, 03/20/2047	5,164,547	0.3
1,849,021	3.500%, 09/20/2047	1,671,791	0.1
947,595	3.500%, 01/20/2048	886,904	0.1
6,232,811	3.500%, 02/20/2048	5,833,184	0.4
6,048,244	3.500%, 03/20/2048	5,660,915	0.4
1,260,561	4.000%, 10/20/2043	1,235,049	0.1
1,046,420	4.000%, 03/20/2046	1,006,295	0.1
597,497	4.000%, 03/20/2046	574,850	0.0
391,667	4.500%, 02/20/2041	389,178	0.0
119,726	4.500%, 03/20/2041	118,965	0.0
452,065	4.500%, 05/20/2041	449,192	0.0
359,555	4.500%, 06/20/2041	356,985	0.0
581,662	4.500%, 07/20/2041	577,966	0.0
434,846	4.500%, 09/20/2041	432,082	0.0
746,049	4.500%, 10/20/2041	741,307	0.1
949,658	4.500%, 01/20/2050	917,286	0.1
5,779	5.000%, 10/15/2037	5,840	0.0
1,565	5.000%, 04/15/2038	1,568	0.0
25,118	5.000%, 03/15/2039	25,337	0.0
46,089	5.000%, 08/15/2039	46,420	0.0
334,558	5.000%, 09/15/2039	336,550	0.0
300,497	5.000%, 09/15/2039	301,472	0.0
313,639	5.000%, 02/15/2040	314,734	0.0
223,653	5.000%, 04/15/2040	223,109	0.0
493,599	5.000%, 06/15/2040	493,493	0.0
12,766	5.000%, 07/15/2040	12,810	0.0
169,577	5.000%, 04/15/2042	168,831	0.0
277,569	5.000%, 04/20/2042	282,215	0.0
186,278	5.000%, 06/20/2048	183,997	0.0
14,097	5.500%, 07/20/2038	14,573	0.0
184,198	5.500%, 09/20/2039	190,759	0.0
13,994	5.500%, 10/20/2039	14,487	0.0
8,358	5.500%, 11/20/2039	8,649	0.0
319,979	5.500%, 11/20/2039	331,382	0.0
4,800	5.500%, 12/20/2040	4,964	0.0
17,379	5.500%, 01/20/2041	17,913	0.0
103,424	5.500%, 03/20/2041	106,724	0.0
159,337	5.500%, 04/20/2041	164,920	0.0
253,018	5.500%, 05/20/2041	261,692	0.0
247,546	5.500%, 06/20/2041	256,374	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
6,702	6.000%, 10/15/2036	$6,974	0.0
18,038	6.000%, 08/15/2037	18,612	0.0
17,349	6.000%, 11/15/2037	17,873	0.0
3,735	6.000%, 12/15/2037	3,781	0.0
1,787	6.000%, 01/15/2038	1,808	0.0
17,595	6.000%, 01/15/2038	18,402	0.0
14,441	6.000%, 02/15/2038	15,104	0.0
39,081	6.000%, 02/15/2038	39,777	0.0
202	6.000%, 02/15/2038	206	0.0
84,012	6.000%, 05/15/2038	87,396	0.0
84,654	6.000%, 05/15/2038	87,468	0.0
9,867	6.000%, 07/15/2038	10,201	0.0
27,253	6.000%, 09/15/2038	28,466	0.0
422,766	6.000%, 08/20/2040	442,662	0.0
		101,353,456	6.2
	Other U.S. Agency Obligations: 2.0%
2,050,000	1.620%, 09/04/2025	1,917,410	0.1
1,175,000	2.320%, 01/26/2032	987,019	0.0
2,938,000	2.380%, 03/16/2032	2,543,987	0.1
7,344,000	2.390%, 11/01/2034	6,167,760	0.4
2,938,000	2.400%, 09/21/2026	2,743,837	0.2
2,350,000	2.600%, 04/05/2027	2,203,021	0.1
2,938,000	2.850%, 05/23/2025	2,821,742	0.2
2,938,000	2.900%, 04/12/2032	2,651,231	0.2
2,938,000	3.375%, 08/26/2024	2,872,120	0.2
2,350,000	3.400%, 04/25/2034	2,163,546	0.1
1,763,000	3.500%, 09/01/2032	1,652,695	0.1
1,175,000	3.780%, 06/08/2028	1,121,472	0.1
10,000	6.150%, 01/15/2038	11,520	0.0
2,938,000	7.125%, 05/01/2030	3,423,560	0.2
		33,280,920	2.0
	Uniform Mortgage-Backed Securities: 16.4%
5,635,950	2.000%, 02/01/2051	4,624,281	0.3
3,913,832	2.000%, 05/01/2051	3,237,719	0.2
9,239,844	2.000%, 05/01/2051	7,598,098	0.5
507,517	2.000%, 05/01/2051	415,074	0.0
8,387,365	2.000%, 09/01/2051	6,855,716	0.4
5,285,634	2.000%, 10/01/2051	4,320,631	0.3
7,682,442	2.000%, 11/01/2051	6,323,276	0.4
5,276,679	2.000%, 01/01/2052	4,358,193	0.3
9,387,503	2.000%, 01/01/2052	7,712,565	0.5
12,504,968	2.000%, 01/01/2052	10,283,092	0.6
6,943,274	2.000%, 02/01/2052	5,718,979	0.4
3,254,141	2.000%, 02/01/2052	2,677,440	0.2
1,591,221	2.000%, 02/01/2052	1,309,890	0.1
8,032,729	2.000%, 02/01/2052	6,596,956	0.4
3,609,437	2.000%, 02/01/2052	2,972,109	0.2
10,221,002	2.000%, 02/01/2052	8,353,698	0.5
5,929,913	2.000%, 02/01/2052	4,880,342	0.3
1,630,270	2.000%, 03/01/2052	1,338,627	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,047,791	2.000%, 03/01/2052	$1,677,343	0.1
2,734,587	2.000%, 04/01/2052	2,251,745	0.1
900,378	2.500%, 09/01/2027	856,351	0.1
1,402,518	2.500%, 06/01/2030	1,304,386	0.1
1,039,843	2.500%, 06/01/2030	967,181	0.1
596,276	2.500%, 07/01/2030	554,595	0.0
5,744,320	2.500%, 06/01/2050	4,941,476	0.3
10,306,494	2.500%, 08/01/2050	8,865,975	0.6
235,166	2.500%, 11/01/2050	202,482	0.0
2,030,348	2.500%, 05/01/2051	1,736,538	0.1
7,437,758	2.500%, 06/01/2051	6,336,058	0.4
1,027,525	2.500%, 09/01/2051	874,311	0.1
5,319,576	2.500%, 11/01/2051	4,554,084	0.3
4,813,802	2.500%, 12/01/2051	4,136,658	0.3
5,404,094	2.500%, 01/01/2052	4,622,856	0.3
1,521,795	2.500%, 02/01/2052	1,300,376	0.1
2,621,875	2.500%, 02/01/2052	2,247,803	0.1
5,553,191	2.500%, 02/01/2052	4,720,116	0.3
2,085,120	2.500%, 02/01/2052	1,795,455	0.1
1,101,678	2.500%, 02/01/2052	941,732	0.1
1,632,210	2.500%, 03/01/2052	1,397,729	0.1
2,187,238	2.500%, 03/01/2052	1,870,925	0.1
6,098,649	2.500%, 03/01/2052	5,221,808	0.3
3,833,036	2.500%, 04/01/2052	3,278,699	0.2
359,581	3.000%, 06/01/2026	348,096	0.0
1,599,928	3.000%, 08/01/2030	1,525,382	0.1
614,329	3.000%, 09/01/2030	585,756	0.0
13,200,000 (5)	3.000%, 07/15/2038	12,314,156	0.8
6,175,245	3.000%, 12/01/2042	5,579,060	0.3
2,577,295	3.000%, 07/01/2043	2,328,410	0.2
1,179,368	3.000%, 09/01/2043	1,065,551	0.1
1,553,705	3.000%, 07/01/2046	1,396,867	0.1
539,910	3.000%, 08/01/2046	484,739	0.0
6,378,045	3.000%, 12/01/2046	5,722,869	0.4
2,611,400	3.000%, 01/01/2052	2,328,584	0.2
683,780	3.500%, 05/01/2029	660,742	0.0
444,695	3.500%, 03/01/2041	415,864	0.0
479,323	3.500%, 12/01/2041	449,070	0.0
490,643	3.500%, 01/01/2042	459,672	0.0
1,101,728	3.500%, 10/01/2042	1,031,565	0.1
2,561,089	3.500%, 11/01/2042	2,393,650	0.2
1,378,963	3.500%, 01/01/2046	1,283,317	0.1
1,028,406	3.500%, 02/01/2046	957,072	0.1
2,041,031	3.500%, 02/01/2046	1,899,485	0.1
2,132,827	3.500%, 04/01/2046	1,984,976	0.1
1,115,766	3.500%, 02/01/2052	1,024,259	0.1
851,134	3.500%, 03/01/2052	783,654	0.1
4,040,538	3.500%, 05/01/2052	3,692,157	0.2
76,312	4.000%, 10/01/2040	73,423	0.0
367,410	4.000%, 10/01/2040	353,497	0.0
2,728,096	4.000%, 11/01/2040	2,624,798	0.2
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
361,195	4.000%, 12/01/2040	$347,520	0.0
486,792	4.000%, 12/01/2040	468,349	0.0
549,324	4.000%, 02/01/2041	528,513	0.0
155,996	4.000%, 03/01/2041	150,089	0.0
148,820	4.000%, 04/01/2041	143,181	0.0
104,424	4.000%, 09/01/2041	100,468	0.0
356,580	4.000%, 11/01/2041	343,067	0.0
106,406	4.000%, 12/01/2041	102,374	0.0
382,039	4.000%, 01/01/2042	367,560	0.0
207,377	4.000%, 07/01/2042	199,517	0.0
503,904	4.000%, 12/01/2042	484,933	0.0
746,662	4.000%, 07/01/2043	717,196	0.1
374,953	4.000%, 02/01/2044	360,040	0.0
525,440	4.000%, 02/01/2044	505,275	0.0
73,599	4.000%, 03/01/2044	70,765	0.0
362,447	4.000%, 05/01/2045	346,767	0.0
1,997,393	4.000%, 06/01/2045	1,909,482	0.1
612,407	4.000%, 07/01/2045	586,105	0.0
589,714	4.000%, 07/01/2045	564,493	0.0
268,067	4.000%, 07/01/2045	257,430	0.0
724,769	4.000%, 07/01/2045	694,994	0.1
677,571	4.000%, 02/01/2046	647,540	0.0
1,336,785	4.000%, 02/01/2048	1,275,751	0.1
88,863	4.000%, 03/01/2048	84,778	0.0
358,502	4.000%, 03/01/2048	342,026	0.0
5,584,281	4.000%, 05/01/2052	5,252,077	0.3
11,228,981	4.000%, 08/01/2052	10,547,340	0.7
248,847	4.500%, 07/01/2026	245,504	0.0
2,306	4.500%, 06/01/2034	2,273	0.0
7,392	4.500%, 05/01/2035	7,269	0.0
886	4.500%, 03/01/2038	876	0.0
613	4.500%, 05/01/2038	602	0.0
4,684	4.500%, 06/01/2038	4,617	0.0
7,754	4.500%, 07/01/2038	7,554	0.0
12,322	4.500%, 09/01/2038	11,942	0.0
111,027	4.500%, 03/01/2039	109,710	0.0
7,948	4.500%, 04/01/2039	7,854	0.0
9,928	4.500%, 04/01/2039	9,810	0.0
201,975	4.500%, 07/01/2039	199,060	0.0
504,929	4.500%, 09/01/2039	498,945	0.0
457,113	4.500%, 10/01/2039	451,692	0.0
144,766	4.500%, 12/01/2039	142,675	0.0
134,006	4.500%, 12/01/2039	132,418	0.0
102,653	4.500%, 12/01/2039	101,437	0.0
91,248	4.500%, 03/01/2040	90,166	0.0
103,125	4.500%, 10/01/2040	101,904	0.0
112,914	4.500%, 10/01/2040	111,575	0.0
103,466	4.500%, 10/01/2040	102,240	0.0
146,166	4.500%, 03/01/2041	143,676	0.0
48,367	4.500%, 04/01/2041	46,811	0.0
83,630	4.500%, 06/01/2041	82,421	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
97,934	4.500%, 06/01/2041	$96,773	0.0
765,768	4.500%, 06/01/2041	756,686	0.1
906,919	4.500%, 07/01/2041	896,173	0.1
77,040	4.500%, 07/01/2041	75,528	0.0
41,864	4.500%, 07/01/2041	41,367	0.0
65,950	4.500%, 08/01/2041	65,169	0.0
396,183	4.500%, 08/01/2041	390,562	0.0
485,131	4.500%, 08/01/2041	479,377	0.0
3,283,229	4.500%, 08/01/2052	3,177,257	0.2
6,748,550	4.500%, 10/01/2052	6,493,160	0.4
31,259	5.000%, 03/01/2027	31,081	0.0
1,724,623	5.000%, 05/01/2042	1,738,002	0.1
9,029,475	5.000%, 09/01/2052	8,870,184	0.6
192	5.500%, 08/01/2023	192	0.0
5	5.500%, 08/01/2023	5	0.0
16	5.500%, 08/01/2023	16	0.0
124	5.500%, 08/01/2023	124	0.0
159	5.500%, 09/01/2023	158	0.0
357	5.500%, 11/01/2023	356	0.0
66	5.500%, 11/01/2023	65	0.0
69	5.500%, 11/01/2023	68	0.0
3,135	5.500%, 02/01/2024	3,123	0.0
160	5.500%, 03/01/2024	159	0.0
2	5.500%, 07/01/2024	2	0.0
982	5.500%, 07/01/2024	976	0.0
3,331	5.500%, 08/01/2025	3,306	0.0
719	5.500%, 07/01/2027	716	0.0
188	5.500%, 08/01/2027	187	0.0
49,213	5.500%, 03/01/2034	50,331	0.0
44,301	5.500%, 04/01/2034	44,739	0.0
18,743	5.500%, 11/01/2034	19,191	0.0
19,826	5.500%, 12/01/2034	20,302	0.0
232,592	5.500%, 02/01/2035	238,321	0.0
34,709	5.500%, 05/01/2035	35,586	0.0
32,275	5.500%, 09/01/2035	33,122	0.0
142,128	5.500%, 09/01/2035	141,708	0.0
26,693	5.500%, 04/01/2036	27,393	0.0
42,974	5.500%, 04/01/2036	44,106	0.0
8,167	5.500%, 05/01/2036	8,390	0.0
16,762	5.500%, 06/01/2036	17,229	0.0
113,992	5.500%, 07/01/2036	116,785	0.0
63,007	5.500%, 11/01/2036	64,764	0.0
181,212	5.500%, 12/01/2036	186,267	0.0
91,556	5.500%, 12/01/2036	94,034	0.0
30,641	5.500%, 01/01/2037	31,432	0.0
289,314	5.500%, 03/01/2037	297,384	0.0
131,195	5.500%, 03/01/2037	134,854	0.0
25,855	5.500%, 03/01/2037	26,577	0.0
115,347	5.500%, 08/01/2037	118,301	0.0
1,464	5.500%, 01/01/2038	1,502	0.0
402	5.500%, 01/01/2038	413	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
354	5.500%, 01/01/2038	$359	0.0
4,074	5.500%, 03/01/2038	4,179	0.0
3,978	5.500%, 05/01/2038	4,044	0.0
16,877	5.500%, 06/01/2038	17,348	0.0
448,960	5.500%, 09/01/2038	460,049	0.0
122,233	5.500%, 12/01/2038	125,282	0.0
30,953	5.500%, 06/01/2039	31,779	0.0
35,187	5.500%, 05/01/2040	35,058	0.0
216,198	5.500%, 06/01/2040	215,498	0.0
3,365	6.000%, 01/01/2034	3,400	0.0
26,536	6.000%, 12/01/2034	27,557	0.0
6,757	6.000%, 05/01/2035	6,822	0.0
28,034	6.000%, 01/01/2036	28,301	0.0
13,581	6.000%, 01/01/2036	13,711	0.0
6,517	6.000%, 02/01/2036	6,771	0.0
10,488	6.000%, 03/01/2036	10,731	0.0
13,916	6.000%, 03/01/2036	14,379	0.0
1,893	6.000%, 04/01/2036	1,914	0.0
5,119	6.000%, 04/01/2036	5,319	0.0
38,554	6.000%, 05/01/2036	40,054	0.0
109	6.000%, 06/01/2036	112	0.0
8,707	6.000%, 08/01/2036	9,047	0.0
1,494	6.000%, 08/01/2036	1,509	0.0
22,848	6.000%, 09/01/2036	23,739	0.0
7,618	6.000%, 09/01/2036	7,915	0.0
35,867	6.000%, 09/01/2036	36,648	0.0
7,603	6.000%, 10/01/2036	7,779	0.0
272,928	6.000%, 12/01/2036	282,745	0.0
81,906	6.000%, 12/01/2036	82,759	0.0
6,588	6.000%, 01/01/2037	6,650	0.0
4,860	6.000%, 02/01/2037	4,937	0.0
4,643	6.000%, 04/01/2037	4,689	0.0
37,454	6.000%, 07/01/2037	38,869	0.0
1,312	6.000%, 08/01/2037	1,355	0.0
9,489	6.000%, 08/01/2037	9,840	0.0
422	6.000%, 08/01/2037	427	0.0
5,628	6.000%, 09/01/2037	5,845	0.0
214	6.000%, 09/01/2037	222	0.0
6,795	6.000%, 09/01/2037	6,900	0.0
2,163	6.000%, 09/01/2037	2,223	0.0
746	6.000%, 09/01/2037	756	0.0
1,004	6.000%, 10/01/2037	1,020	0.0
1,883	6.000%, 10/01/2037	1,916	0.0
837	6.000%, 10/01/2037	852	0.0
146	6.000%, 10/01/2037	152	0.0
5,889	6.000%, 11/01/2037	5,947	0.0
936	6.000%, 11/01/2037	945	0.0
6,748	6.000%, 11/01/2037	6,819	0.0
531	6.000%, 11/01/2037	537	0.0
7,938	6.000%, 11/01/2037	8,164	0.0
21,181	6.000%, 11/01/2037	22,007	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
10,166	6.000%, 12/01/2037	$10,521	0.0
14,612	6.000%, 12/01/2037	15,123	0.0
2,192	6.000%, 12/01/2037	2,226	0.0
26,812	6.000%, 12/01/2037	27,748	0.0
4,128	6.000%, 01/01/2038	4,168	0.0
56,037	6.000%, 02/01/2038	57,528	0.0
683	6.000%, 02/01/2038	689	0.0
61,507	6.000%, 03/01/2038	62,203	0.0
2,800	6.000%, 03/01/2038	2,834	0.0
132,982	6.000%, 04/01/2038	138,167	0.0
6,673	6.000%, 04/01/2038	6,810	0.0
9,976	6.000%, 05/01/2038	10,320	0.0
7,055	6.000%, 05/01/2038	7,124	0.0
983	6.000%, 06/01/2038	992	0.0
7,418	6.000%, 07/01/2038	7,502	0.0
22,286	6.000%, 07/01/2038	22,598	0.0
743	6.000%, 08/01/2038	750	0.0
1,392	6.000%, 08/01/2038	1,436	0.0
6,090	6.000%, 09/01/2038	6,150	0.0
31,600	6.000%, 09/01/2038	32,001	0.0
8,095	6.000%, 09/01/2038	8,180	0.0
21,019	6.000%, 10/01/2038	21,378	0.0
32,841	6.000%, 10/01/2038	33,867	0.0
15,317	6.000%, 10/01/2038	15,646	0.0
284,447	6.000%, 10/01/2039	295,537	0.0
5,842	6.000%, 11/01/2039	5,899	0.0
314	6.500%, 04/01/2030	322	0.0
49,446	6.500%, 02/01/2034	50,581	0.0
4,625	6.500%, 11/01/2034	4,864	0.0
8,374	6.500%, 01/01/2036	8,651	0.0
14,105	6.500%, 03/01/2036	14,732	0.0
24,855	6.500%, 04/01/2036	25,667	0.0
3,720	6.500%, 06/01/2036	3,801	0.0
4,591	6.500%, 07/01/2036	4,695	0.0
11,531	6.500%, 07/01/2036	11,815	0.0
10,142	6.500%, 07/01/2036	10,632	0.0
28,608	6.500%, 07/01/2036	29,291	0.0
597	6.500%, 07/01/2036	621	0.0
789	6.500%, 07/01/2036	814	0.0
514	6.500%, 08/01/2036	526	0.0
631	6.500%, 09/01/2036	661	0.0
6,773	6.500%, 09/01/2036	6,923	0.0
6,115	6.500%, 09/01/2036	6,261	0.0
51,286	6.500%, 09/01/2036	53,333	0.0
1,617	6.500%, 11/01/2036	1,700	0.0
747	6.500%, 11/01/2036	764	0.0
11,596	6.500%, 12/01/2036	11,849	0.0
1,056	6.500%, 12/01/2036	1,094	0.0
42	6.500%, 01/01/2037	43	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
17,988	6.500%, 01/01/2037	$18,416	0.0
27,685	6.500%, 01/01/2037	28,427	0.0
10,075	6.500%, 03/01/2037	10,300	0.0
2,992	6.500%, 03/01/2037	3,094	0.0
4,699	6.500%, 03/01/2037	4,802	0.0
157	6.500%, 07/01/2037	162	0.0
216	6.500%, 08/01/2037	220	0.0
1,611	6.500%, 08/01/2037	1,649	0.0
1,324	6.500%, 08/01/2037	1,353	0.0
520	6.500%, 09/01/2037	540	0.0
240	6.500%, 09/01/2037	252	0.0
7,680	6.500%, 09/01/2037	7,980	0.0
56,338	6.500%, 09/01/2037	58,836	0.0
3,634	6.500%, 09/01/2037	3,782	0.0
94,287	6.500%, 09/01/2037	96,650	0.0
549	6.500%, 09/01/2037	564	0.0
2,092	6.500%, 10/01/2037	2,156	0.0
14,752	6.500%, 10/01/2037	15,400	0.0
245	6.500%, 10/01/2037	252	0.0
6,152	6.500%, 10/01/2037	6,338	0.0
1,063	6.500%, 10/01/2037	1,123	0.0
43,907	6.500%, 11/01/2037	45,278	0.0
52,901	6.500%, 12/01/2037	54,388	0.0
1,355	6.500%, 12/01/2037	1,385	0.0
1,355	6.500%, 12/01/2037	1,384	0.0
1,172	6.500%, 12/01/2037	1,198	0.0
4,697	6.500%, 12/01/2037	4,800	0.0
1,257	6.500%, 12/01/2037	1,285	0.0
5,616	6.500%, 12/01/2037	5,862	0.0
9,500	6.500%, 01/01/2038	9,840	0.0
474	6.500%, 01/01/2038	485	0.0
39,625	6.500%, 03/01/2038	41,312	0.0
25,232	6.500%, 04/01/2038	26,563	0.0
24,825	6.500%, 08/01/2038	25,477	0.0
32,962	6.500%, 08/01/2038	33,724	0.0
20,498	6.500%, 09/01/2038	20,978	0.0
6,855	6.500%, 10/01/2038	7,037	0.0
11,149	6.500%, 10/01/2038	11,481	0.0
99,879	6.500%, 10/01/2038	104,832	0.0
1,579	6.500%, 10/01/2038	1,668	0.0
8,013	6.500%, 11/01/2038	8,265	0.0
593	6.500%, 01/01/2039	610	0.0
24,580	6.500%, 01/01/2039	25,266	0.0
4,805	6.500%, 03/01/2039	4,910	0.0
4,835	6.500%, 09/01/2039	4,942	0.0
		268,272,386	16.4
	Total U.S. Government Agency Obligations (Cost $506,810,126)	466,961,810	28.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.9%
1,468,871	Banc of America Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	$1,335,942	0.1
2,937,743	BANK 2021-BNK33 A5, 2.556%, 05/15/2064	2,423,692	0.2
470,039	BANK 2022-BNK39 A4, 2.928%, 02/15/2055	393,487	0.0
1,733,268 (3)	BANK 2022-BNK41 A4, 3.916%, 04/15/2065	1,559,165	0.1
2,350,194	BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	2,173,982	0.1
648,066	Benchmark 2019-B10 A4 Mortgage Trust, 3.717%, 03/15/2062	587,078	0.0
2,937,743	Benchmark 2020-B21 A5 Mortgage Trust, 1.978%, 12/17/2053	2,319,350	0.1
881,323 (3)	Benchmark 2021-B28 A5 Mortgage Trust, 2.224%, 08/15/2054	699,950	0.0
3,819,066 (3)	Benchmark 2022-B35 A5 Mortgage Trust, 4.593%, 05/15/2055	3,493,075	0.2
1,290,163 (1)	BX Trust 2022-PSB A, 7.598%, (TSFR1M + 2.451)%, 08/15/2039	1,288,191	0.1
1,762,646	Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/11/2047	1,743,399	0.1
62,365 (3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	61,132	0.0
323,969	Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	320,655	0.0
1,102,071	Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	1,055,300	0.1
1,705,440	JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	1,586,090	0.1
1,028,210	JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	866,546	0.1
938,293 (1)	LAQ 2023-LAQ A Mortgage Trust, 7.238%, (TSFR1M + 2.091)%, 03/15/2036	936,183	0.1
587,549 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.341%, 04/15/2048	502,016	0.0
2,937,743	Morgan Stanley Capital I Trust 2021-L5 A4, 2.728%, 05/15/2054	2,435,168	0.2
588,000 (1)(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	537,899	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
587,549 (3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	$544,696	0.0
947,082	Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	892,414	0.1
529,000	Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	431,995	0.0
2,611,653 (3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	2,573,545	0.2
	Total Commercial Mortgage-Backed Securities (Cost $35,453,186)	30,760,950	1.9
SOVEREIGN BONDS: 1.3%
734,000	Chile Government International Bond, 2.450%, 01/31/2031	634,362	0.0
500,000	Export-Import Bank of Korea, 3.250%, 08/12/2026	468,562	0.0
588,000	Export-Import Bank of Korea, 4.000%, 01/14/2024	582,058	0.0
588,000	Indonesia Government International Bond, 1.850%, 03/12/2031	475,118	0.0
588,000	Indonesia Government International Bond, 4.350%, 01/11/2048	521,254	0.0
588,000	Indonesia Government International Bond, 4.850%, 01/11/2033	586,604	0.0
500,000	Korea International Bond, 4.125%, 06/10/2044	472,517	0.0
881,000	Mexico Government International Bond, 2.659%, 05/24/2031	734,582	0.1
2,938,000	Mexico Government International Bond, 4.750%, 03/08/2044	2,521,833	0.2
588,000	Panama Government International Bond, 3.870%, 07/23/2060	391,211	0.0
2,350,000	Peruvian Government International Bond, 6.550%, 03/14/2037	2,642,093	0.2
2,350,000	Philippine Government International Bond, 6.375%, 01/15/2032	2,608,096	0.2
2,938,000	Province of Alberta Canada, 2.950%, 01/23/2024	2,896,320	0.2
1,763,000	Province of British Columbia Canada, 2.250%, 06/02/2026	1,646,507	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
1,763,000	Province of Ontario Canada, 1.050%, 04/14/2026	$1,594,697	0.1
1,763,000	Province of Ontario Canada, 1.125%, 10/07/2030	1,416,335	0.1
1,410,000	Republic of Italy Government International Bond, 1.250%, 02/17/2026	1,260,250	0.1
588,000	Republic of Poland Government International Bond, 3.250%, 04/06/2026	566,591	0.0
	Total Sovereign Bonds (Cost $24,385,023)	22,018,990	1.3
SUPRANATIONAL BONDS: 0.2%
300,000	Asian Development Bank, 2.125%, 03/19/2025	285,540	0.0
441,000	European Investment Bank, 0.625%, 07/25/2025	404,776	0.0
881,000	Inter-American Development Bank, 0.250%, 11/15/2023	864,606	0.1
1,410,000	Inter-American Development Bank, 0.625%, 07/15/2025	1,294,549	0.1
588,000	Inter-American Development Bank, 3.200%, 08/07/2042	500,693	0.0
	Total Supranational Bonds (Cost $3,610,380)	3,350,164	0.2
ASSET-BACKED SECURITIES: 0.4%
	Automobile Asset-Backed Securities: 0.4%
281,514	Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	281,068	0.0
263,924	BMW Vehicle Lease Trust 2021-2 A3, 0.330%, 12/26/2024	260,515	0.0
250,000	Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	233,308	0.0
588,000	GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	549,439	0.1
416,669	GM Financial Consumer Automobile Receivables Trust 2021-3 A3, 0.480%, 06/16/2026	400,301	0.0
588,000	Honda Auto Receivables Owner Trust 2021-2 A4, 0.550%, 08/16/2027	550,722	0.1
505,102	Mercedes-Benz Auto Receivables Trust 2021-1 A3, 0.460%, 06/15/2026	485,773	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
121,538	Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	$121,347	0.0
505,000	Nissan Auto Receivables 2022-A A3 Owner Trust, 1.860%, 08/17/2026	482,586	0.0
441,000	Nissan Auto Receivables 2022-B A4 Owner Trust, 4.450%, 11/15/2029	432,491	0.0
550,000	Toyota Auto Receivables 2021-D A3 Owner Trust, 0.710%, 04/15/2026	526,859	0.1
500,000	Toyota Auto Receivables 2022-D A4 Owner Trust, 5.430%, 04/17/2028	506,131	0.0
585,176	Volkswagen Auto Loan Enhanced Trust 2021-1 A3, 1.020%, 06/22/2026	563,159	0.1
135,000	World Omni Auto Receivables Trust 2021-D A3, 0.810%, 10/15/2026	129,418	0.0
		5,523,117	0.4
	Other Asset-Backed Securities: 0.0%
588,000	Verizon Master Trust 2021-1 A, 0.500%, 05/20/2027	561,520	0.0
	Total Asset-Backed Securities (Cost $6,289,441)	6,084,637	0.4
	Total Long-Term Investments (Cost $1,730,346,192)	1,610,258,791	98.4
SHORT-TERM INVESTMENTS: 2.9%
	Commercial Paper: 1.6%
5,000,000	EIDP Inc., 5.350%, 09/05/2023	4,951,378	0.3
3,200,000	Enbridge (US) Inc., 5.770%, 08/21/2023	3,173,894	0.2
5,300,000	Entergy Corp., 5.300%, 07/05/2023	5,296,152	0.3
546,000	Entergy Corp., 5.620%, 08/17/2023	541,997	0.1
3,750,000	Northrop Grumman Corp., 5.610%, 08/22/2023	3,719,680	0.3
7,000,000	Parker-Hannifin Corp., 5.960%, 10/04/2023	6,892,051	0.4
	Total Commercial Paper (Cost $24,579,326)	24,575,152	1.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.3%
3,835,690 (6)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $3,837,285, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $3,912,404, due 04/01/35-09/01/61)	$3,835,690	0.2
2,270,165 (6)	Bethesda Securities LLC, Repurchase Agreement dated 06/30/23, 5.16%, due 07/03/23 (Repurchase Amount $2,271,128, collateralized by various U.S. Government Agency Obligations, 3.062%-6.000%, Market Value plus accrued interest $2,315,568, due 08/01/28-02/01/53)	2,270,165	0.1
3,082,749 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $3,084,036, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,144,404, due 10/13/23-02/20/73)	3,082,749	0.2
2,734,653 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/23, 5.11%, due 07/03/23 (Repurchase Amount $2,735,802, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $2,790,535, due 07/15/23-02/15/53)	2,734,653	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,177,331 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $5,179,484, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,280,878, due 07/31/23-05/20/53)	$5,177,331	0.3
4,558,179 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $4,560,108, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,649,451, due 07/15/25-02/15/51)	4,558,179	0.3
	Total Repurchase Agreements (Cost $21,658,767)	21,658,767	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
790,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $790,000)	790,000	0.0
	Total Short-Term Investments (Cost $47,028,093)	47,023,919	2.9
	Total Investments in Securities (Cost $1,777,374,285)	$1,657,282,710	101.3
	Liabilities in Excess of Other Assets	(21,021,700)	(1.3)
	Net Assets	$1,636,261,010	100.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)

U.S. Treasury Obligations	38.0%
U.S. Government Agency Obligations	28.5%
Corporate Bonds/Notes	26.6%
Commercial Mortgage-Backed Securities	1.9%
Sovereign Bonds	1.3%
Municipal Bonds	0.9%
Collateralized Mortgage Obligations	0.6%
Asset-Backed Securities	0.4%
Supranational Bonds	0.2%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2023.

(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(5)
Represents or includes a TBA transaction.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:
TSFR1M     1-month CME Term Secured Overnight Financing Rate
US0012M   12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$435,603,180	$—	$435,603,180
Collateralized Mortgage Obligations	—	10,240,158	—	10,240,158
Municipal Bonds	—	13,941,846	—	13,941,846
Sovereign Bonds	—	22,018,990	—	22,018,990
U.S. Government Agency Obligations	—	466,961,810	—	466,961,810
Asset-Backed Securities	—	6,084,637	—	6,084,637
Supranational Bonds	—	3,350,164	—	3,350,164
Commercial Mortgage-Backed Securities	—	30,760,950	—	30,760,950
U.S. Treasury Obligations	—	621,297,056	—	621,297,056
Short-Term Investments	790,000	46,233,919	—	47,023,919
Total Investments, at fair value	$790,000	$1,656,492,710	$—	$1,657,282,710
Other Financial Instruments+
Futures	376,462	—	—	376,462
Total Assets	$1,166,462	$1,656,492,710	$—	$1,657,659,172
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(598,185)	$—	$(598,185)
Futures	(703,769)	—	—	(703,769)
Total Liabilities	$(703,769)	$(598,185)	$—	$(1,301,954)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2023, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	252	09/20/23	$28,290,938	$(346,912)
U.S. Treasury 2-Year Note	122	09/29/23	24,807,937	(356,703)
U.S. Treasury Ultra Long Bond	207	09/20/23	28,197,281	118,392
			$81,296,156	$(585,223)
Short Contracts:
U.S. Treasury 5-Year Note	(117)	09/29/23	(12,529,969)	98,494
U.S. Treasury Long Bond	(72)	09/20/23	(9,137,250)	(154)
U.S. Treasury Ultra 10-Year Note	(112)	09/20/23	(13,265,000)	159,576
			$(34,932,219)	$257,916
At June 30, 2023, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 40, Version 1	Buy	(1.000)	06/20/28	USD 60,000,000	$(897,643)	$(598,185)
					$(897,643)	$(598,185)

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD – United States Dollar
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	376,462
Total Asset Derivatives		$376,462
Liability Derivatives
Credit contracts	Variation margin payable on centrally cleared swaps*	$598,185
Interest rate contracts	Variation margin payable on futures contracts*	703,769
Total Liability Derivatives		$1,301,954

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest Rate Contracts	$(526,381)	$—	$(526,381)
Credit Contracts	—	(21,790)	(21,790)
Total	$(526,381)	$(21,790)	$(548,171)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contracts	$—	$(598,185)	$(598,185)
Interest Rate Contracts	87,711	—	87,711
Total	$87,711	$(598,185)	$(510,474)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,782,926,505.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,906,174
Gross Unrealized Depreciation	(128,774,920)
Net Unrealized Depreciation	$(126,868,746)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIPALL   (1222-021623)

Semi-Annual Report
June 30, 2023
Classes ADV, I and S
Domestic Equity Index Portfolios
■
Voya Index Plus LargeCap Portfolio

■
Voya Index Plus MidCap Portfolio

■
Voya Index Plus SmallCap Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Index Plus LargeCap Portfolio
Class ADV	$1,000.00	$1,164.20	1.05%	$5.63	$1,000.00	$1,019.59	1.05%	$5.26
Class I	1,000.00	1,167.40	0.55	2.96	1,000.00	1,022.07	0.55	2.76
Class S	1,000.00	1,165.90	0.80	4.30	1,000.00	1,020.83	0.80	4.01
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$1,093.60	0.60%	$3.11	$1,000.00	$1,021.82	0.60%	$3.01
Class S	1,000.00	1,092.40	0.85	4.41	1,000.00	1,020.58	0.85	4.26
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,072.70	0.60%	$3.08	$1,000.00	$1,021.82	0.60%	$3.01
Class S	1,000.00	1,071.50	0.85	4.37	1,000.00	1,020.58	0.85	4.26

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$770,860,761	$472,050,774	$220,627,913
Short-term investments at fair value†	10,911,000	11,688,454	6,471,087
Cash	355,914	573,411	1,194,545
Cash collateral for futures contracts	537,600	172,800	217,000
Receivables:
Investment securities sold	—	195,694	561,824
Fund shares sold	6,752	20,842	129,902
Dividends	647,599	487,521	294,969
Interest	127	111	86
Foreign tax reclaims	348	493	—
Variation margin on futures contracts	126,000	19,800	9,800
Prepaid expenses	117	74	36
Reimbursement due from Investment Adviser	12,760	28,989	18,992
Other assets	79,786	49,679	24,385
Total assets	783,538,764	485,288,642	229,550,539
LIABILITIES:
Payable for investment securities purchased	143,798	434,857	1,282,747
Payable for fund shares redeemed	271,315	249,240	102,108
Payable upon receipt of securities loaned	—	8,963,454	3,618,087
Payable for investment management fees	282,555	189,949	90,302
Payable for distribution and shareholder service fees	20,273	10,178	7,444
Payable to directors under the deferred compensation plan (Note 6)	79,786	49,679	24,385
Payable for trustee fees	1,849	1,159	555
Other accrued expenses and liabilities	244,253	169,915	90,983
Total liabilities	1,043,829	10,068,431	5,216,611
NET ASSETS	$782,494,935	$475,220,211	$224,333,928
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$601,099,540	$423,686,916	$201,471,592
Total distributable earnings	181,395,395	51,533,295	22,862,336
NET ASSETS	$782,494,935	$475,220,211	$224,333,928
+ Including securities loaned at value	$—	$8,730,572	$3,510,537
* Cost of investments in securities	$610,983,716	$428,814,863	$199,303,070
† Cost of short-term investments	$10,911,000	$11,688,454	$6,471,087
Class ADV
Net assets	$1,250,011	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	53,682	n/a	n/a
Net asset value and redemption price per share	$23.29	n/a	n/a
Class I
Net assets	$683,062,424	$424,354,693	$187,332,115
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	28,857,589	23,635,535	9,404,825
Net asset value and redemption price per share	$23.67	$17.95	$19.92
Class S
Net assets	$98,182,500	$50,865,518	$37,001,813
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,199,793	2,895,148	1,883,429
Net asset value and redemption price per share	$23.38	$17.57	$19.65
See Accompanying Notes to Financial Statements
2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,779,783	$4,167,363	$2,195,629
Interest	8,185	7,811	4,733
Securities lending income, net	3,186	21,460	3,712
Other	1,749	1,105	530
Total investment income	5,792,903	4,197,739	2,204,604
EXPENSES:
Investment management fees	1,650,909	1,149,605	550,503
Distribution and shareholder service fees:
Class ADV	2,941	—	—
Class S	115,258	62,510	46,132
Transfer agent fees:
Class ADV	429	—	—
Class I	234,729	250,293	137,632
Class S	33,740	30,540	27,711
Shareholder reporting expense	22,625	18,100	10,860
Professional fees	28,055	15,385	6,697
Custody and accounting expense	32,580	36,200	16,290
Trustee fees	9,249	5,795	2,775
Licensing fee (Note 7)	73,367	45,981	22,019
Miscellaneous expense	23,402	11,017	5,939
Interest expense	491	—	—
Total expenses	2,227,775	1,625,426	826,558
Waived and reimbursed fees	(82,221)	(178,239)	(116,894)
Net expenses	2,145,554	1,447,187	709,664
Net investment income	3,647,349	2,750,552	1,494,940
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	18,719,993	6,256,923	(39,353)
Futures	106,297	557,194	(36,930)
Net realized gain (loss)	18,826,290	6,814,117	(76,283)
Net change in unrealized appreciation (depreciation) on:
Investments	92,067,463	31,753,269	13,842,831
Futures	223,906	53,444	115,764
Net change in unrealized appreciation (depreciation)	92,291,369	31,806,713	13,958,595
Net realized and unrealized gain	111,117,659	38,620,830	13,882,312
Increase in net assets resulting from operations	$114,765,008	$41,371,382	$15,377,252
* Foreign taxes withheld	$849	$1,481	$5,321
See Accompanying Notes to Financial Statements
3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$3,647,349	$6,918,986	$2,750,552	$4,894,439
Net realized gain	18,826,290	17,290,712	6,814,117	17,264,345
Net change in unrealized appreciation (depreciation)	92,291,369	(203,347,791)	31,806,713	(104,879,973)
Increase (decrease) in net assets resulting from operations	114,765,008	(179,138,093)	41,371,382	(82,721,189)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(33,272)	(320,725)	—	—
Class I	(20,879,022)	(173,274,010)	(20,399,404)	(96,265,200)
Class S	(2,774,726)	(26,643,719)	(2,391,148)	(12,607,249)
Total distributions	(23,687,020)	(200,238,454)	(22,790,552)	(108,872,449)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,208,904	6,170,556	2,345,934	4,810,346
Reinvestment of distributions	23,687,020	200,238,454	22,790,552	108,872,449
	25,895,924	206,409,010	25,136,486	113,682,795
Cost of shares redeemed	(43,257,354)	(81,119,037)	(22,265,673)	(56,032,542)
Net increase (decrease) in net assets resulting from capital share transactions	(17,361,430)	125,289,973	2,870,813	57,650,253
Net increase (decrease) in net assets	73,716,558	(254,086,574)	21,451,643	(133,943,385)
NET ASSETS:
Beginning of year or period	708,778,377	962,864,951	453,768,568	587,711,953
End of year or period	$782,494,935	$708,778,377	$475,220,211	$453,768,568
See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$1,494,940	$2,002,361
Net realized gain (loss)	(76,283)	8,043,314
Net change in unrealized appreciation (depreciation)	13,958,595	(48,356,106)
Increase (decrease) in net assets resulting from operations	15,377,252	(38,310,431)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(8,355,877)	(31,425,093)
Class S	(1,587,373)	(6,872,575)
Total distributions	(9,943,250)	(38,297,668)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,725,495	4,709,670
Reinvestment of distributions	9,943,250	38,297,668
	11,668,745	43,007,338
Cost of shares redeemed	(12,251,918)	(26,093,422)
Net increase (decrease) in net assets resulting from capital share transactions	(583,173)	16,913,916
Net increase (decrease) in net assets	4,850,829	(59,694,183)
NET ASSETS:
Beginning of year or period	219,483,099	279,177,282
End of year or period	$224,333,928	$219,483,099

See Accompanying Notes to Financial Statements
5

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class ADV
06-30-23+	20.58	0.05•	3.27	3.32	0.10	0.51	—	0.61	—	23.29	16.42	1.08	1.05	1.05	0.45	1,250	29
12-31-22	34.59	0.10•	(6.73)	(6.63)	0.09	7.29	—	7.38	—	20.58	(19.44)	1.07	1.05	1.05	0.40	1,098	57
12-31-21	29.04	0.08•	7.82	7.90	0.21	2.14	—	2.35	—	34.59	28.62	1.07	1.05	1.05	0.26	1,564	60
12-31-20	28.37	0.17•	3.30	3.47	0.28	2.52	—	2.80	—	29.04	15.37	1.08	1.05	1.05	0.67	1,188	52
12-31-19	24.41	0.25	6.52	6.77	0.40	2.41	—	2.81	—	28.37	29.40	1.00	1.00	1.00	0.95	1,247	45
08-24-18(5) - 12-31-18	28.07	0.10•	(3.76)	(3.66)	0.00*	—	—	0.00*	—	24.41	(13.04)	0.99	0.99	0.99	1.08	1,016	72
Class I
06-30-23+	20.96	0.11•	3.33	3.44	0.22	0.51	—	0.73	—	23.67	16.74	0.58	0.55	0.55	1.03	683,062	29
12-31-22	35.11	0.22•	(6.83)	(6.61)	0.25	7.29	—	7.54	—	20.96	(19.04)	0.57	0.55	0.55	0.91	617,825	57
12-31-21	29.43	0.24•	7.92	8.16	0.34	2.14	—	2.48	—	35.11	29.25	0.57	0.55	0.55	0.76	829,418	60
12-31-20	28.77	0.30•	3.33	3.63	0.45	2.52	—	2.97	—	29.43	15.91	0.58	0.55	0.55	1.16	755,544	52
12-31-19	24.64	0.39•	6.59	6.98	0.44	2.41	—	2.85	—	28.77	30.05	0.50	0.50	0.50	1.44	788,581	45
12-31-18	29.11	0.41•	(2.18)	(1.77)	0.43	2.27	—	2.70	—	24.64	(6.82)	0.49	0.49	0.49	1.47	728,383	72
Class S
06-30-23+	20.68	0.08•	3.29	3.37	0.16	0.51	—	0.67	—	23.38	16.59	0.83	0.80	0.80	0.78	98,183	29
12-31-22	34.72	0.16•	(6.75)	(6.59)	0.16	7.29	—	7.45	—	20.68	(19.23)	0.82	0.80	0.80	0.65	89,855	57
12-31-21	29.13	0.16•	7.84	8.00	0.27	2.14	—	2.41	—	34.72	28.94	0.82	0.80	0.80	0.51	131,883	60
12-31-20	28.49	0.27	3.26	3.53	0.37	2.52	—	2.89	—	29.13	15.62	0.83	0.80	0.80	0.91	123,319	52
12-31-19	24.43	0.32•	6.53	6.85	0.38	2.41	—	2.79	—	28.49	29.73	0.75	0.75	0.75	1.19	126,416	45
12-31-18	28.87	0.34•	(2.16)	(1.82)	0.35	2.27	—	2.62	—	24.43	(7.04)	0.74	0.74	0.74	1.23	119,150	72
Voya Index Plus MidCap Portfolio
Class I
06-30-23+	17.31	0.11•	1.43	1.54	0.20	0.70	—	0.90	—	17.95	9.36	0.68	0.60	0.60	1.22	424,355	29
12-31-22	26.18	0.20•	(4.04)	(3.84)	0.21	4.82	—	5.03	—	17.31	(14.29)	0.68	0.60	0.60	1.02	403,373	58
12-31-21	20.75	0.20•	5.52	5.72	0.21	0.08	—	0.30	—	26.18	27.74	0.68	0.60	0.60	0.81	517,075	63
12-31-20	19.50	0.20	1.30	1.50	0.25	—	—	0.25	—	20.75	8.25	0.74	0.60	0.60	1.03	442,016	53
12-31-19	17.22	0.23•	4.18	4.41	0.26	1.87	—	2.14	—	19.50	27.08	0.55	0.55	0.55	1.26	468,981	38
12-31-18	22.95	0.25•	(3.12)	(2.87)	0.23	2.63	—	2.86	—	17.22	(14.34)	0.55	0.55	0.55	1.18	415,219	68
Class S
06-30-23+	16.93	0.08•	1.41	1.49	0.15	0.70	—	0.85	—	17.57	9.24	0.93	0.85	0.85	0.97	50,866	29
12-31-22	25.71	0.15•	(3.98)	(3.83)	0.13	4.82	—	4.95	—	16.93	(14.51)	0.93	0.85	0.85	0.77	50,396	58
12-31-21	20.38	0.13•	5.44	5.57	0.16	0.08	—	0.25	—	25.71	27.49	0.93	0.85	0.85	0.56	70,637	63
12-31-20	19.14	0.16	1.28	1.44	0.20	—	—	0.20	—	20.38	7.98	0.99	0.85	0.85	0.78	65,246	53
12-31-19	16.93	0.18•	4.11	4.29	0.21	1.87	—	2.08	—	19.14	26.74	0.80	0.80	0.80	1.01	70,770	38
12-31-18	22.59	0.19•	(3.05)	(2.86)	0.17	2.63	—	2.80	—	16.93	(14.52)	0.80	0.80	0.80	0.93	65,547	68
Voya Index Plus SmallCap Portfolio
Class I
06-30-23+	19.52	0.14•	1.19	1.33	0.22	0.71	—	0.93	—	19.92	7.27	0.71	0.60	0.60	1.40	187,332	28
12-31-22	27.28	0.19•	(4.07)	(3.88)	0.22	3.66	—	3.88	—	19.52	(14.00)	0.69	0.60	0.60	0.89	181,927	57
12-31-21	21.39	0.23•	5.84	6.07	0.18	—	—	0.18	—	27.28	28.45	0.69	0.60	0.60	0.91	227,944	63
12-31-20	20.91	0.17•	0.74	0.91	0.21	0.22	—	0.43	—	21.39	5.38	0.73	0.60	0.60	0.97	188,149	54
12-31-19	20.36	0.21	3.86	4.07	0.23	3.29	—	3.53	—	20.91	21.81	0.57	0.57	0.57	0.98	199,122	43
12-31-18	26.78	0.22•	(2.95)	(2.73)	0.24	3.45	—	3.69	—	20.36	(12.40)(a)	0.55	0.55	0.55	0.86(b)	185,212	67
Class S
06-30-23+	19.23	0.11•	1.18	1.29	0.16	0.71	—	0.87	—	19.65	7.15	0.96	0.85	0.85	1.14	37,002	28
12-31-22	26.91	0.14•	(4.01)	(3.87)	0.15	3.66	—	3.80	—	19.23	(14.20)	0.94	0.85	0.85	0.64	37,556	57
12-31-21	21.11	0.16•	5.77	5.93	0.13	—	—	0.13	—	26.91	28.13	0.94	0.85	0.85	0.65	51,234	63
12-31-20	20.62	0.14	0.72	0.86	0.15	0.22	—	0.37	—	21.11	5.11	0.98	0.85	0.85	0.71	47,970	54
12-31-19	20.10	0.16	3.82	3.98	0.17	3.29	—	3.46	—	20.62	21.55	0.82	0.82	0.82	0.73	52,956	43
12-31-18	26.47	0.15•	(2.91)	(2.76)	0.16	3.45	—	3.61	—	20.10	(12.62)(a)	0.80	0.80	0.80	0.61(b)	50,198	67
See Accompanying Notes to Financial Statements
6

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Index Plus SmallCap Portfolio would have been (12.44)% and (12.66)% for Classes I and S, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, the net investment income ratios for Voya Index Plus SmallCap Portfolio would have been 0.82% and 0.57% for Classes I and S, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy,

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2023, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2023, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

had average notional values on futures contracts purchased of $4,836,313, $5,588,000, and $3,469,867, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2023.
I. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2023.
J. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
K. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
L. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2023, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Index Plus LargeCap	$214,705,321	$259,681,595
Index Plus MidCap	131,228,691	141,228,546
Index Plus SmallCap	60,856,048	70,413,632

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio’s Class ADV and Class S shares. Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio’s Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. Under the Plan for Class S shares, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio’s Class S shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	73.09%
	Index Plus MidCap	82.53
	Index Plus SmallCap	74.69
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Index Plus LargeCap	$267,813
Index Plus MidCap	280,507
Index Plus SmallCap	165,152
NOTE 7 — LICENSING FEE
The Portfolios pay an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve their respective principal investment strategies.
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class S
Index Plus LargeCap	1.05%	0.55%	0.80%
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%
The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
	June 30,
	2024	2025	2026	Total
Index Plus LargeCap	$177,271	$72,537	$155,602	$405,410
Index Plus MidCap	645,439	317,086	373,680	1,336,205
Index Plus SmallCap	287,120	181,484	229,819	698,423
The Expense Limitation Agreement is contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolio utilized the line of credit during the six months ended June 30, 2023:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Plus LargeCap	1	$3,033,000	5.83%

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class ADV
6/30/2023	3,933	—	1,553	(5,172)	314	84,386	—	33,272	(113,170)	4,488
12/31/2022	7,814	—	15,375	(15,045)	8,144	246,957	—	320,725	(412,089)	155,593
Class I
6/30/2023	75,985	—	959,514	(1,649,225)	(613,726)	1,704,686	—	20,879,022	(36,688,144)	(14,104,436)
12/31/2022	201,027	—	8,181,020	(2,535,979)	5,846,068	5,300,686	—	173,274,010	(62,286,498)	116,288,198
Class S
6/30/2023	19,103	—	129,057	(293,580)	(145,420)	419,832	—	2,774,726	(6,456,040)	(3,261,482)
12/31/2022	25,924	—	1,272,992	(752,679)	546,237	622,913	—	26,643,719	(18,420,450)	8,846,182
Index Plus MidCap
Class I
6/30/2023	122,177	—	1,238,580	(1,023,481)	337,276	2,219,057	—	20,399,404	(18,169,932)	4,448,529
12/31/2022	223,684	—	5,676,014	(2,351,065)	3,548,633	4,602,669	—	96,265,200	(45,432,782)	55,435,087
Class S
6/30/2023	7,344	—	148,334	(236,904)	(81,226)	126,877	—	2,391,148	(4,095,741)	(1,577,716)
12/31/2022	10,941	—	759,016	(541,510)	228,447	207,677	—	12,607,249	(10,599,760)	2,215,166
Index Plus SmallCap
Class I
6/30/2023	72,935	—	463,958	(450,526)	86,367	1,496,652	—	8,355,877	(8,929,742)	922,787
12/31/2022	219,365	—	1,635,020	(891,885)	962,500	4,580,425	—	31,425,093	(19,309,098)	16,696,420
Class S
6/30/2023	11,753	—	89,329	(170,403)	(69,321)	228,843	—	1,587,373	(3,322,176)	(1,505,960)
12/31/2022	6,178	—	362,477	(319,611)	49,044	129,245	—	6,872,575	(6,784,324)	217,496
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2023:
Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$924,753	$(924,753)	$—
Citigroup Global Markets Inc.	750,373	(750,373)	—
HSBC Bank PLC	1,266,707	(1,266,707)	—
J.P. Morgan Securities LLC	864,394	(864,394)	—
Janney Montgomery Scott LLC	753,220	(753,220)	—
Morgan Stanley & Co. LLC	2,320,341	(2,320,341)	—
National Financial Services LLC	1,007,761	(1,007,761)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Nomura Securities International, Inc.	106,180	(106,180)	—
State Street Bank and Trust Company	711,176	(711,176)	—
TD Prime Services LLC	25,667	(25,667)	—
Total	$8,730,572	$(8,730,572)	$—

(1)
Cash collateral with a fair value of $8,963,454 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$307,931	$(307,931)	$—
BofA Securities Inc	369,297	(369,297)	—
HSBC Bank PLC	29,710	(29,710)	—
J.P. Morgan Securities LLC	10,818	(10,818)	—
Jefferies LLC	179,360	(179,360)	—
Morgan Stanley & Co. LLC	431,350	(431,350)	—
National Financial Services LLC	216,615	(216,615)	—
Nomura Securities International, Inc.	1,073,600	(1,073,600)	—
Scotia Capital (USA) INC	143,708	(143,708)	—
State Street Bank and Trust Company	60,096	(60,096)	—
TD Prime Services LLC	132,646	(132,646)	—
Wells Fargo Bank NA	50,557	(50,557)	—
Wells Fargo Securities LLC	504,849	(504,849)	—
Total	$3,510,537	$(3,510,537)	$—

(1)
Cash collateral with a fair value of $3,618,087 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$49,460,015	$150,778,439	$19,098,411	$47,792,305
Index Plus MidCap	39,289,969	69,582,480	6,903,225	—
Index Plus SmallCap	16,616,198	21,681,470	1,792,247	—
16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of December 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
Index Plus LargeCap	$6,930,410	$16,751,754	$66,635,243	$90,317,407
Index Plus MidCap	4,952,206	17,824,485	10,175,775	32,952,465
Index Plus SmallCap	2,368,826	7,691,103	7,368,405	17,428,334
At December 31, 2022, the Portfolios did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 14 — LIQUIDITY (continued)

requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.
NOTE 17 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

18

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 7.8%
216,621 (1)	Alphabet, Inc. - Class A	$25,929,534	3.3
173,225	Comcast Corp. - Class A	7,197,499	0.9
16,713	Electronic Arts, Inc.	2,167,676	0.3
39,619	Iridium Communications, Inc.	2,461,132	0.3
22,859 (1)	Live Nation Entertainment, Inc.	2,082,683	0.3
44,763 (1)	Meta Platforms, Inc.	12,846,086	1.6
15,838 (1)	NetFlix, Inc.	6,976,480	0.9
4,405 (1)	Spotify Technology SA	707,223	0.1
10,440 (1)	Trade Desk, Inc./The	806,177	0.1
		61,174,490	7.8
	Consumer Discretionary: 10.9%
64,361	ADT, Inc.	388,097	0.1
146,961 (1)	Amazon.com, Inc.	19,157,836	2.4
2,958 (1)	Autonation, Inc.	486,916	0.1
36,809	BorgWarner, Inc.	1,800,328	0.2
8,079	Boyd Gaming Corp.	560,440	0.1
45,261 (1)	Coupang, Inc.	787,541	0.1
8,682	D.R. Horton, Inc.	1,056,513	0.1
24,622	eBay, Inc.	1,100,357	0.1
6,114 (1)	Etsy, Inc.	517,306	0.1
4,327 (1)	Five Below, Inc.	850,429	0.1
134,406	Ford Motor Co.	2,033,563	0.3
101,229	General Motors Co.	3,903,390	0.5
17,929	Gentex Corp.	524,603	0.1
16,752	Genuine Parts Co.	2,834,941	0.4
38,905 (1)	Hilton Grand Vacations, Inc.	1,767,843	0.2
5,292	Home Depot, Inc.	1,643,907	0.2
72,348	LKQ Corp.	4,215,718	0.5
4,122 (1)	Lululemon Athletica, Inc.	1,560,177	0.2
24,270	Macy’s, Inc.	389,533	0.1
27,310	McDonald’s Corp.	8,149,577	1.0
65,065	MGM Resorts International	2,857,655	0.4
57,588	Nike, Inc. - Class B	6,355,988	0.8
44,030	Nordstrom, Inc.	901,294	0.1
98 (1)	NVR, Inc.	622,361	0.1
55,077 (1)	Penn Entertainment, Inc.	1,323,500	0.2
3,120	Ralph Lauren Corp.	384,696	0.0
53,258 (1)	Tesla, Inc.	13,941,347	1.8
5,651	TJX Cos., Inc.	479,148	0.1
821 (1)	Ulta Beauty, Inc.	386,358	0.0
109,165	Wendy’s Company	2,374,339	0.3
16,631	Wynn Resorts Ltd.	1,756,400	0.2
		85,112,101	10.9
	Consumer Staples: 6.7%
47,408 (1)	BellRing Brands, Inc.	1,735,133	0.2
2,544 (1)	Celsius Holdings, Inc.	379,539	0.0
17,630	Church & Dwight Co., Inc.	1,767,055	0.2
8,895	Coca-Cola Co.	535,657	0.1
3,003	Coca-Cola Consolidated, Inc.	1,909,968	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
35,376	Colgate-Palmolive Co.	$2,725,367	0.3
15,301	Costco Wholesale Corp.	8,237,752	1.1
6,245 (1)	Darling Ingredients, Inc.	398,369	0.1
42,638	Kimberly-Clark Corp.	5,886,602	0.8
8,403	Kroger Co.	394,941	0.1
85,820	Mondelez International, Inc.	6,259,711	0.8
55,313	PepsiCo, Inc.	10,245,074	1.3
40,808 (1)	Performance Food Group Co.	2,458,274	0.3
46,391	Philip Morris International, Inc.	4,528,689	0.6
17,852	Procter & Gamble Co.	2,708,863	0.3
49,009 (1)	US Foods Holding Corp.	2,156,396	0.3
		52,327,390	6.7
	Energy: 4.0%
77,318	Baker Hughes Co.	2,444,022	0.3
15,619	Cheniere Energy, Inc.	2,379,711	0.3
4,073	Chevron Corp.	640,887	0.1
19,738	ConocoPhillips	2,045,054	0.3
21,843	Diamondback Energy, Inc.	2,869,296	0.4
37,429	EOG Resources, Inc.	4,283,375	0.5
105,123	Equitrans Midstream Corp.	1,004,976	0.1
55,107	Exxon Mobil Corp.	5,910,226	0.7
51,724	New Fortress Energy, Inc.	1,385,169	0.2
11,759	PBF Energy, Inc.	481,413	0.1
33,374	Phillips 66	3,183,212	0.4
4,563	Pioneer Natural Resources Co.	945,362	0.1
10,360	Targa Resources Corp.	788,396	0.1
25,755	Valero Energy Corp.	3,021,062	0.4
		31,382,161	4.0
	Financials: 12.3%
53,220	American International Group, Inc.	3,062,279	0.4
12,112	Ameriprise Financial, Inc.	4,023,122	0.5
18,527	Aon PLC	6,395,520	0.8
8,512	Axis Capital Holdings Ltd.	458,201	0.1
97,486	Bank of America Corp.	2,796,873	0.4
21,270 (1)	Berkshire Hathaway, Inc. - Class B	7,253,070	0.9
42,991	Charles Schwab Corp.	2,436,730	0.3
93,722	Citigroup, Inc.	4,314,961	0.6
34,894	Citizens Financial Group, Inc.	910,036	0.1
8,087	Goldman Sachs Group, Inc.	2,608,381	0.3
26,242	Hancock Whitney Corp.	1,007,168	0.1
50,056	Hartford Financial Services Group, Inc.	3,605,033	0.5
54,785	JPMorgan Chase & Co.	7,967,931	1.0
66,990	Loews Corp.	3,977,866	0.5

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
6,772	MarketAxess Holdings, Inc.	$1,770,336	0.2
38,964	Marsh & McLennan Cos., Inc.	7,328,349	0.9
12,610	Mastercard, Inc. - Class A	4,959,513	0.6
15,463	Morgan Stanley	1,320,540	0.2
66,480 (1)	PayPal Holdings, Inc.	4,436,210	0.6
273,858	Rithm Capital Corp.	2,560,572	0.3
15,275	State Street Corp.	1,117,825	0.1
11,361	Synchrony Financial	385,365	0.1
24,668	UMB Financial Corp.	1,502,281	0.2
30,965	Unum Group	1,477,031	0.2
58,294	US Bancorp	1,926,034	0.2
23,848	Virtu Financial, Inc.	407,562	0.1
25,807	Visa, Inc. - Class A	6,128,646	0.8
159,312	Wells Fargo & Co.	6,799,436	0.9
12,494	Willis Towers Watson PLC	2,942,337	0.4
		95,879,208	12.3
	Health Care: 13.2%
6,081	Abbott Laboratories	662,951	0.1
10,528	AbbVie, Inc.	1,418,437	0.2
29,260	Agilent Technologies, Inc.	3,518,515	0.4
100,336	Bristol-Myers Squibb Co.	6,416,487	0.8
42,684 (1)	Centene Corp.	2,879,036	0.4
7,476	Cigna Corp.	2,097,765	0.3
47,592	CVS Health Corp.	3,290,035	0.4
12,268	Danaher Corp.	2,944,320	0.4
11,741 (1)	DexCom, Inc.	1,508,836	0.2
27,693 (1)	Edwards Lifesciences Corp.	2,612,281	0.3
10,996	Elevance Health, Inc.	4,885,413	0.6
7,263	Eli Lilly & Co.	3,406,202	0.4
52,876 (1)	Exelixis, Inc.	1,010,460	0.1
60,566	Gilead Sciences, Inc.	4,667,822	0.6
19,997 (1)	Hologic, Inc.	1,619,157	0.2
6,379	Humana, Inc.	2,852,242	0.4
16,679 (1)	Inari Medical, Inc.	969,717	0.1
39,951 (1)	Incyte Corp., Ltd.	2,486,950	0.3
6,749 (1)	Inspire Medical Systems, Inc.	2,190,995	0.3
53,606	Johnson & Johnson	8,872,865	1.1
15,199 (1)	Lantheus Holdings, Inc.	1,275,500	0.2
6,297	McKesson Corp.	2,690,771	0.3
28,971	Medtronic PLC	2,552,345	0.3
72,918	Merck & Co., Inc.	8,414,008	1.1
1,087 (1)	Mettler Toledo International, Inc.	1,425,753	0.2
2,565 (1)	Molina Healthcare, Inc.	772,681	0.1
12,907 (1)	Neurocrine Biosciences, Inc.	1,217,130	0.2
52,921	Pfizer, Inc.	1,941,142	0.2
5,198 (1)	Regeneron Pharmaceuticals, Inc.	3,734,971	0.5
4,269 (1)	Shockwave Medical, Inc.	1,218,415	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
8,300	Thermo Fisher Scientific, Inc.	$4,330,525	0.6
16,717	UnitedHealth Group, Inc.	8,034,859	1.0
4,426 (1)	Veeva Systems, Inc.	875,153	0.1
13,882 (1)	Vertex Pharmaceuticals, Inc.	4,885,215	0.6
		103,678,954	13.2
	Industrials: 8.4%
9,337	Acuity Brands, Inc.	1,522,678	0.2
26,622	AECOM	2,254,617	0.3
66,598 (1)	American Airlines Group, Inc.	1,194,768	0.1
6,259	Ametek, Inc.	1,013,207	0.1
17,931	Automatic Data Processing, Inc.	3,941,054	0.5
26,857	Carrier Global Corp.	1,335,061	0.2
8,399	Cintas Corp.	4,174,975	0.5
50,012 (1)	Clarivate PLC	476,614	0.1
27,127 (1)	Copart, Inc.	2,474,254	0.3
85,596 (1)	Core & Main, Inc.	2,682,579	0.3
3,388	Dover Corp.	500,238	0.1
124,976	Dun & Bradstreet Holdings, Inc.	1,445,972	0.2
50,486	Emerson Electric Co.	4,563,430	0.6
70,550	Fortive Corp.	5,275,023	0.7
21,492	General Electric Co.	2,360,896	0.3
53,088	Genpact Ltd.	1,994,516	0.3
46,200	Ingersoll Rand, Inc.	3,019,632	0.4
21,468	Johnson Controls International plc	1,462,830	0.2
7,909	Leidos Holdings, Inc.	699,788	0.1
34,596	Otis Worldwide Corp.	3,079,390	0.4
2,955	Owens Corning, Inc.	385,628	0.0
12,816	Parker Hannifin Corp.	4,998,753	0.6
8,764	Paycom Software, Inc.	2,815,347	0.4
2,278 (1)	Paylocity Holding Corp.	420,359	0.0
13,104	Pentair PLC	846,518	0.1
5,726	Rockwell Automation, Inc.	1,886,431	0.2
8,965	Rollins, Inc.	383,971	0.0
17,841	Schneider National, Inc.	512,394	0.1
36,124	Sensata Technologies Holding PLC	1,625,219	0.2
7,643	Terex Corp.	457,281	0.1
10,267	Textron, Inc.	694,357	0.1
3,610	Trane Technologies PLC	690,449	0.1
11,324	U-Haul Holding Co.	626,444	0.1
3,707	United Rentals, Inc.	1,650,987	0.2
2,121	Watts Water Technologies, Inc.	389,691	0.0
2,785	WW Grainger, Inc.	2,196,223	0.3
		66,051,574	8.4
	Information Technology: 28.4%
2,981	Accenture PLC	919,877	0.1
40,855 (1)	ACI Worldwide, Inc.	946,610	0.1

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
16,660 (1)	Adobe, Inc.	$8,146,573	1.0
13,835 (1)	Advanced Micro Devices, Inc.	1,575,945	0.2
30,452 (1)	Akamai Technologies, Inc.	2,736,721	0.4
38,110 (1)	Allegro MicroSystems, Inc.	1,720,285	0.2
12,518	Amdocs Ltd.	1,237,404	0.2
284,989	Apple, Inc.	55,279,316	7.1
40,773	Applied Materials, Inc.	5,893,329	0.8
9,310 (1)	Autodesk, Inc.	1,904,919	0.2
2,837	Broadcom, Inc.	2,460,899	0.3
9,016 (1)	Cadence Design Systems, Inc.	2,114,432	0.3
13,854 (1)	Cirrus Logic, Inc.	1,122,313	0.1
172,161	Cisco Systems, Inc.	8,907,610	1.1
12,179 (1)	DocuSign, Inc.	622,225	0.1
27,181 (1)	Dropbox, Inc.	724,917	0.1
19,733 (1)	F5, Inc.	2,886,149	0.4
16,422 (1)	Fortinet, Inc.	1,241,339	0.2
13,930 (1)	GoDaddy, Inc.	1,046,561	0.1
2,324 (1)	HubSpot, Inc.	1,236,577	0.2
23,336 (1)	Keysight Technologies, Inc.	3,907,613	0.5
8,684	KLA Corp.	4,211,914	0.5
4,160	Lam Research Corp.	2,674,298	0.3
139,904	Microsoft Corp.	47,642,908	6.1
4,476	Monolithic Power Systems, Inc.	2,418,069	0.3
36,709	NetApp, Inc.	2,804,568	0.4
56,806	Nvidia Corp.	24,030,074	3.1
10,880 (1)	Palo Alto Networks, Inc.	2,779,949	0.4
70,775 (1)	Pure Storage, Inc. - Class A	2,605,936	0.3
40,157	Qualcomm, Inc.	4,780,289	0.6
11,460 (1)	RingCentral, Inc.	375,086	0.0
33,907 (1)	Salesforce, Inc.	7,163,193	0.9
9,677 (1)	ServiceNow, Inc.	5,438,184	0.7
1,721 (1)	SolarEdge Technologies, Inc.	463,035	0.1
10,782 (1)	Synopsys, Inc.	4,694,591	0.6
8,281	Teradyne, Inc.	921,924	0.1
17,592	Universal Display Corp.	2,535,535	0.3
		222,171,167	28.4
	Materials: 2.1%
26,200	Avient Corp.	1,071,580	0.1
10,860	Chemours Co.	400,625	0.1
23,205	Dow, Inc.	1,235,898	0.2
66,795	Element Solutions, Inc.	1,282,464	0.2
3,893	Linde PLC	1,483,544	0.2
27,650	PPG Industries, Inc.	4,100,495	0.5
3,974	Reliance Steel & Aluminum Co.	1,079,299	0.1
28,841	Sealed Air Corp.	1,153,640	0.1
5,480	Sherwin-Williams Co.	1,455,050	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
7,385	Steel Dynamics, Inc.	$804,448	0.1
75,152	WestRock Co.	2,184,669	0.3
		16,251,712	2.1
	Real Estate: 2.2%
5,307	Alexandria Real Estate Equities, Inc.	602,291	0.1
36,385 (1)	CBRE Group, Inc.	2,936,633	0.4
7,779 (1)	CoStar Group, Inc.	692,331	0.1
6,985	EastGroup Properties, Inc.	1,212,596	0.1
30,489	Host Hotels & Resorts, Inc.	513,130	0.1
7,897	Iron Mountain, Inc.	448,708	0.0
71,169	Kilroy Realty Corp.	2,141,475	0.3
36,372	NNN REIT, Inc.	1,556,358	0.2
59,922	ProLogis, Inc.	7,348,235	0.9
		17,451,757	2.2
	Utilities: 2.5%
68,892	American Electric Power Co., Inc.	5,800,707	0.7
16,945	DTE Energy Co.	1,864,289	0.2
52,414	Edison International	3,640,152	0.5
111,086 (1)	PG&E Corp.	1,919,566	0.3
19,991	UGI Corp.	539,157	0.1
90,339	Xcel Energy, Inc.	5,616,376	0.7
		19,380,247	2.5
	Total Common Stock (Cost $610,983,716)	770,860,761	98.5
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
10,911,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $10,911,000)	10,911,000	1.4
	Total Short-Term Investments (Cost $10,911,000)	10,911,000	1.4
	Total Investments in Securities (Cost $621,894,716)	$781,771,761	99.9
	Assets in Excess of Other Liabilities	$723,174	0.1
	Net Assets	$782,494,935	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$770,860,761	$—	$—	$770,860,761
Short-Term Investments	10,911,000	—	—	10,911,000
Total Investments, at fair value	$781,771,761	$—	$—	$781,771,761
Other Financial Instruments+
Futures	131,494	—	—	131,494
Total Assets	$781,903,255	$—	$—	$781,903,255

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	48	09/15/23	$10,771,800	$131,494
			$10,771,800	$131,494
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$131,494
Total Asset Derivatives		$131,494

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$106,297
Total	$106,297
See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$223,906
Total	$223,906
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $622,976,643.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$173,791,425
Gross Unrealized Depreciation	(14,864,813)
Net Unrealized Appreciation	$158,926,612
See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 2.1%
1,357	Cable One, Inc.	$891,658	0.2
54,007	Iridium Communications, Inc.	3,354,915	0.7
12,270 (1)	Live Nation Entertainment, Inc.	1,117,920	0.2
12,086	Nexstar Media Group, Inc.	2,012,923	0.4
1,461 (1)	Spotify Technology SA	234,563	0.0
44,773	TEGNA, Inc.	727,113	0.2
3,019 (1)	Trade Desk, Inc./The	233,127	0.0
14,613 (1)	TripAdvisor, Inc.	240,968	0.1
4,212 (1)	Ziff Davis, Inc.	295,093	0.1
33,230 (1)	ZoomInfo Technologies, Inc.	843,710	0.2
		9,951,990	2.1
	Consumer Discretionary: 15.5%
41,764	ADT, Inc.	251,837	0.1
45,665	Aramark	1,965,878	0.4
16,303 (1)	Autonation, Inc.	2,683,637	0.6
32,054	BorgWarner, Inc.	1,567,761	0.3
44,354	Boyd Gaming Corp.	3,076,837	0.6
13,175	Brunswick Corp.	1,141,482	0.2
5,822 (1)	Caesars Entertainment, Inc.	296,747	0.1
13,379 (1)	Coupang, Inc.	232,795	0.0
20,590 (1)	CROCS, Inc.	2,315,140	0.5
5,375 (1)	Deckers Outdoor Corp.	2,836,172	0.6
15,242	Dick’s Sporting Goods, Inc.	2,014,840	0.4
15,743 (1)	Five Below, Inc.	3,094,129	0.7
3,067 (1)	Fox Factory Holding Corp.	332,800	0.1
12,915 (1)(2)	GameStop Corp.	313,189	0.1
120,869	Gentex Corp.	3,536,627	0.7
3,601	Genuine Parts Co.	609,397	0.1
96,390 (1)	Goodyear Tire & Rubber Co.	1,318,615	0.3
498	Graham Holdings Co.	284,597	0.1
12,182 (1)	Grand Canyon Education, Inc.	1,257,304	0.3
29,443	H&R Block, Inc.	938,348	0.2
49,787	Harley-Davidson, Inc.	1,753,000	0.4
45,836 (1)	Hilton Grand Vacations, Inc.	2,082,788	0.4
30,597	Kohl’s Corp.	705,261	0.1
23,894	Lear Corp.	3,429,984	0.7
8,461	Leggett & Platt, Inc.	250,615	0.1
33,507 (1)	Light & Wonder, Inc.	2,303,941	0.5
782	Lithia Motors, Inc.	237,814	0.0
27,896	LKQ Corp.	1,625,500	0.3
100,809 (2)	Macy’s, Inc.	1,617,984	0.3
15,715	Marriott Vacations Worldwide Corp.	1,928,545	0.4
114,390 (1)	Mattel, Inc.	2,235,181	0.5
24,656	MGM Resorts International	1,082,892	0.2
3,650	Murphy USA, Inc.	1,135,552	0.2
69,085 (2)	Nordstrom, Inc.	1,414,170	0.3
38 (1)	NVR, Inc.	241,324	0.1
18,297 (1)	Ollie’s Bargain Outlet Holdings, Inc.	1,059,945	0.2
76,477 (1)	Penn Entertainment, Inc.	1,837,742	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
4,404 (1)	Planet Fitness, Inc.	$297,006	0.1
23,102	PVH Corp.	1,962,977	0.4
4,812	Ralph Lauren Corp.	593,320	0.1
66,330 (1)	Taylor Morrison Home Corp.	3,234,914	0.7
5,866	Thor Industries, Inc.	607,131	0.1
10,593 (1)	TopBuild Corp.	2,817,950	0.6
51,203	Travel + Leisure Co.	2,065,529	0.4
193,180 (1)	Under Armour, Inc. - Class A	1,394,760	0.3
111,175	Wendy’s Company	2,418,056	0.5
14,022	Williams-Sonoma, Inc.	1,754,713	0.4
3,883	Wingstop, Inc.	777,221	0.2
7,415	Wynn Resorts Ltd.	783,098	0.2
		73,717,045	15.5
	Consumer Staples: 4.3%
66,418 (1)	BellRing Brands, Inc.	2,430,899	0.5
3,701 (1)	BJ’s Wholesale Club Holdings, Inc.	233,200	0.0
4,188 (1)	Boston Beer Co., Inc.	1,291,747	0.3
12,697 (1)	Celsius Holdings, Inc.	1,894,265	0.4
2,888	Coca-Cola Consolidated, Inc.	1,836,826	0.4
44,932 (1)	Darling Ingredients, Inc.	2,866,212	0.6
24,021	Flowers Foods, Inc.	597,642	0.1
17,899	Ingredion, Inc.	1,896,399	0.4
61,499 (1)	Performance Food Group Co.	3,704,700	0.8
82,576 (1)	US Foods Holding Corp.	3,633,344	0.8
		20,385,234	4.3
	Energy: 4.0%
28,359 (1)	Antero Resources Corp.	653,108	0.1
43,856	Baker Hughes Co.	1,386,288	0.3
25,249	ChampionX Corp.	783,729	0.2
76,497 (1)	CNX Resources Corp.	1,355,527	0.3
6,880	Diamondback Energy, Inc.	903,757	0.2
8,297	DT Midstream, Inc.	411,282	0.1
17,562	EQT Corp.	722,325	0.2
242,190	Equitrans Midstream Corp.	2,315,336	0.5
16,303	Halliburton Co.	537,836	0.1
18,864	HF Sinclair Corp.	841,523	0.2
30,201	Matador Resources Co.	1,580,116	0.3
37,361	Murphy Oil Corp.	1,430,926	0.3
24,016	New Fortress Energy, Inc.	643,149	0.1
8,610	Ovintiv, Inc.	327,783	0.1
41,146	PBF Energy, Inc.	1,684,517	0.4
15,439	PDC Energy, Inc.	1,098,331	0.2
71,808	Range Resources Corp.	2,111,155	0.4
40,868 (1)	Southwestern Energy Co.	245,617	0.0
		19,032,305	4.0
	Financials: 13.0%
19,205	Affiliated Managers Group, Inc.	2,878,637	0.6
16,026	American Financial Group, Inc.	1,903,087	0.4
3,804	Ameriprise Financial, Inc.	1,263,537	0.3
20,074	Annaly Capital Management, Inc.	401,681	0.1
4,450	Ares Management Corp.	428,757	0.1

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
7,062	Assured Guaranty Ltd.	$394,060	0.1
15,375	Axis Capital Holdings Ltd.	827,636	0.2
42,273 (2)	Bank OZK	1,697,684	0.4
27,869	Citizens Financial Group, Inc.	726,824	0.2
83,449	CNO Financial Group, Inc.	1,975,238	0.4
46,771	Commerce Bancshares, Inc.	2,277,748	0.5
3,219	Cullen/Frost Bankers, Inc.	346,139	0.1
48,428	East West Bancorp, Inc.	2,556,514	0.5
21,787	Essent Group Ltd.	1,019,632	0.2
15,837	Evercore, Inc.	1,957,295	0.4
19,367	First American Financial Corp.	1,104,306	0.2
31,116	First Financial Bankshares, Inc.	886,495	0.2
38,981	First Hawaiian, Inc.	702,048	0.1
37,017	FNB Corp.	423,474	0.1
62,055	Hancock Whitney Corp.	2,381,671	0.5
14,674	Hartford Financial Services Group, Inc.	1,056,821	0.2
27,874	International Bancshares Corp.	1,232,031	0.3
5,160	Kemper Corp.	249,022	0.1
27,995	Loews Corp.	1,662,343	0.4
3,372	MarketAxess Holdings, Inc.	881,508	0.2
151,220	MGIC Investment Corp.	2,387,764	0.5
134,483	Old Republic International Corp.	3,384,937	0.7
11,888	OneMain Holdings, Inc.	519,387	0.1
28,448	Pinnacle Financial Partners, Inc.	1,611,579	0.3
30,513	Prosperity Bancshares, Inc.	1,723,374	0.4
16,532	Reinsurance Group of America, Inc.	2,292,823	0.5
134,825	Rithm Capital Corp.	1,260,614	0.3
5,393	RLI Corp.	735,983	0.2
105,741 (2)	Starwood Property Trust, Inc.	2,051,375	0.4
6,729	State Street Corp.	492,428	0.1
33,103	Stifel Financial Corp.	1,975,256	0.4
20,437	Synchrony Financial	693,223	0.1
19,734	Synovus Financial Corp.	596,953	0.1
32,606	UMB Financial Corp.	1,985,705	0.4
80,650	Unum Group	3,847,005	0.8
39,520	Virtu Financial, Inc.	675,397	0.1
6,134	Webster Financial Corp.	231,559	0.0
4,487	Willis Towers Watson PLC	1,056,689	0.2
35,131	Wintrust Financial Corp.	2,551,213	0.5
18,413	Zions Bancorp NA	494,573	0.1
		61,802,025	13.0
	Health Care: 9.5%
9,260	Agilent Technologies, Inc.	1,113,515	0.2
5,673 (1)	Amedisys, Inc.	518,739	0.1
12,877 (1)	Arrowhead Pharmaceuticals, Inc.	459,194	0.1
8,732	Bruker Corp.	645,469	0.1
5,313	Cardinal Health, Inc.	502,450	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
56,678 (1)	Doximity, Inc.	$1,928,186	0.4
138,168 (1)	Exelixis, Inc.	2,640,390	0.6
35,220 (1)	Globus Medical, Inc.	2,096,999	0.4
13,967 (1)	Haemonetics Corp.	1,189,150	0.3
36,193 (1)	Halozyme Therapeutics, Inc.	1,305,481	0.3
3,648 (1)	Hologic, Inc.	295,379	0.1
26,778 (1)	Inari Medical, Inc.	1,556,873	0.3
16,996 (1)	Incyte Corp., Ltd.	1,058,001	0.2
3,026 (1)	Inspire Medical Systems, Inc.	982,361	0.2
18,880 (1)	Jazz Pharmaceuticals PLC	2,340,554	0.5
26,005 (1)	Lantheus Holdings, Inc.	2,182,340	0.5
30,178 (1)	LivaNova PLC	1,552,054	0.3
1,992 (1)	Masimo Corp.	327,784	0.1
10,372 (1)	Medpace Holdings, Inc.	2,491,043	0.5
311 (1)	Mettler Toledo International, Inc.	407,920	0.1
5,579 (1)	Molina Healthcare, Inc.	1,680,618	0.4
32,710 (1)	Neurocrine Biosciences, Inc.	3,084,553	0.6
13,773 (1)	Omnicell, Inc.	1,014,657	0.2
35,824 (1)	Option Care Health, Inc.	1,163,922	0.2
61,733	Patterson Cos., Inc.	2,053,240	0.4
2,263 (1)	Penumbra, Inc.	778,608	0.2
46,994 (1)	Progyny, Inc.	1,848,744	0.4
6,777 (1)	QuidelOrtho Corp.	561,542	0.1
11,584 (1)	Shockwave Medical, Inc.	3,306,189	0.7
20,086 (1)	Staar Surgical Co.	1,055,921	0.2
3,739 (1)	Tenet Healthcare Corp.	304,280	0.1
7,275 (1)	United Therapeutics Corp.	1,605,956	0.3
6,640 (1)	Veeva Systems, Inc.	1,312,927	0.3
		45,365,039	9.5
	Industrials: 23.1%
16,948	Acuity Brands, Inc.	2,763,880	0.6
9,053	Advanced Drainage Systems, Inc.	1,030,050	0.2
53,265	AECOM	4,511,013	0.9
11,715	AGCO Corp.	1,539,585	0.3
42,024 (1)	American Airlines Group, Inc.	753,911	0.2
8,755 (1)	Avis Budget Group, Inc.	2,002,006	0.4
43,996 (1)	Builders FirstSource, Inc.	5,983,456	1.3
4,062	Carlisle Cos., Inc.	1,042,025	0.2
5,333	Carrier Global Corp.	265,103	0.1
2,836 (1)	Chart Industries, Inc.	453,164	0.1
3,216	Cintas Corp.	1,598,609	0.3
88,457 (1)	Clarivate PLC	842,995	0.2
17,123 (1)	Clean Harbors, Inc.	2,815,535	0.6
18,430	Concentrix Corp.	1,488,223	0.3
28,633 (1)	Copart, Inc.	2,611,616	0.5
37,431 (1)	Core & Main, Inc.	1,173,088	0.2
1,569	Curtiss-Wright Corp.	288,163	0.1
32,462	Donaldson Co., Inc.	2,029,200	0.4
14,200 (1)	Driven Brands Holdings, Inc.	384,252	0.1
106,960	Dun & Bradstreet Holdings, Inc.	1,237,527	0.3
3,145	EnerSys	341,295	0.1

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
11,705 (1)	ExlService Holdings, Inc.	$1,768,157	0.4
40,190	Flowserve Corp.	1,493,059	0.3
54,564 (1)	Fluor Corp.	1,615,094	0.3
24,055	Fortive Corp.	1,798,592	0.4
7,853	Fortune Brands Innovations, Inc.	565,023	0.1
2,055 (1)	FTI Consulting, Inc.	390,861	0.1
53,116 (1)	Gates Industrial Corp. PLC	716,004	0.2
81,932	Genpact Ltd.	3,078,185	0.6
31,172	Graco, Inc.	2,691,702	0.6
5,239 (1)	GXO Logistics, Inc.	329,114	0.1
52,544 (1)	Hertz Global Holdings, Inc.	966,284	0.2
7,153	Hubbell, Inc.	2,371,649	0.5
20,688	Ingersoll Rand, Inc.	1,352,168	0.3
19,937	Insperity, Inc.	2,371,706	0.5
58,198 (1)	JetBlue Airways Corp.	515,634	0.1
11,131	Leidos Holdings, Inc.	984,871	0.2
719	Lennox International, Inc.	234,444	0.0
1,307	Lincoln Electric Holdings, Inc.	259,609	0.1
3,206	Manpowergroup, Inc.	254,556	0.1
9,285 (1)	Mastec, Inc.	1,095,351	0.2
5,341 (1)	Middleby Corp.	789,560	0.2
23,799	MSC Industrial Direct Co.	2,267,569	0.5
63,041	nVent Electric PLC	3,257,329	0.7
2,641	Otis Worldwide Corp.	235,075	0.0
34,923	Owens Corning, Inc.	4,557,452	1.0
3,816	Parker Hannifin Corp.	1,488,393	0.3
2,917	Paycom Software, Inc.	937,057	0.2
13,436 (1)	Paylocity Holding Corp.	2,479,345	0.5
18,964	Pentair PLC	1,225,074	0.3
22,102	Regal Rexnord Corp.	3,401,498	0.7
6,043	Robert Half International, Inc.	454,554	0.1
1,500	Rockwell Automation, Inc.	494,175	0.1
14,410	Rollins, Inc.	617,180	0.1
6,528	Ryder System, Inc.	553,509	0.1
11,477 (1)	Saia, Inc.	3,929,840	0.8
40,593	Schneider National, Inc.	1,165,831	0.2
20,754	Sensata Technologies Holding PLC	933,722	0.2
38,138	Terex Corp.	2,281,797	0.5
41,349	Timken Co.	3,784,674	0.8
2,310	Toro Co.	234,812	0.0
8,705	U-Haul Holding Co.	481,561	0.1
2,304	United Rentals, Inc.	1,026,133	0.2
32,673 (1)	Univar Solutions, Inc.	1,171,000	0.2
7,902 (2)	Watsco, Inc.	3,014,376	0.6
14,590	Watts Water Technologies, Inc.	2,680,621	0.6
14,052	Wesco International, Inc.	2,516,151	0.5
8,418 (1)	WillScot Mobile Mini Holdings Corp.	402,296	0.1
22,184	Woodward, Inc.	2,637,899	0.6
967	WW Grainger, Inc.	762,567	0.2
		109,787,809	23.1
	Information Technology: 10.2%
71,370 (1)	ACI Worldwide, Inc.	1,653,643	0.3
8,585 (1)	Akamai Technologies, Inc.	771,534	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
45,766 (1)	Allegro MicroSystems, Inc.	$2,065,877	0.4
3,645 (1)	Arrow Electronics, Inc.	522,073	0.1
52,704	Avnet, Inc.	2,658,917	0.6
26,211 (1)	Calix, Inc.	1,308,191	0.3
27,118 (1)	Cirrus Logic, Inc.	2,196,829	0.5
41,147	Cognex Corp.	2,305,055	0.5
26,628 (1)	Coherent Corp.	1,357,496	0.3
9,114 (1)	DocuSign, Inc.	465,634	0.1
56,233 (1)	Dropbox, Inc.	1,499,734	0.3
46,743 (1)	Dynatrace, Inc.	2,405,862	0.5
8,066 (1)	F5, Inc.	1,179,733	0.2
1,866 (1)	HubSpot, Inc.	992,880	0.2
41,009	Jabil, Inc.	4,426,101	0.9
6,522 (1)	Keysight Technologies, Inc.	1,092,109	0.2
45,844 (1)	Lattice Semiconductor Corp.	4,404,233	0.9
6,967 (1)	MACOM Technology Solutions Holdings, Inc.	456,548	0.1
15,367 (1)	Manhattan Associates, Inc.	3,071,556	0.6
1,528	Monolithic Power Systems, Inc.	825,472	0.2
26,611	National Instruments Corp.	1,527,471	0.3
13,105	NetApp, Inc.	1,001,222	0.2
31,631 (1)	Pure Storage, Inc. - Class A	1,164,653	0.2
11,804 (1)	RingCentral, Inc.	386,345	0.1
1,842 (1)	Silicon Laboratories, Inc.	290,557	0.1
908 (1)	SolarEdge Technologies, Inc.	244,297	0.1
9,511 (1)	Super Micro Computer, Inc.	2,370,617	0.5
45,891 (1)	Teradata Corp.	2,451,038	0.5
2,272	Teradyne, Inc.	252,942	0.1
22,043	Universal Display Corp.	3,177,058	0.7
		48,525,677	10.2
	Materials: 6.9%
40,424	Alcoa Corp.	1,371,586	0.3
24,715	Aptargroup, Inc.	2,863,480	0.6
21,424	Ashland, Inc.	1,861,960	0.4
55,901	Avient Corp.	2,286,351	0.5
26,775	Berry Global Group, Inc.	1,722,704	0.4
58,402	Chemours Co.	2,154,450	0.5
42,475 (1)	Cleveland-Cliffs, Inc.	711,881	0.2
2,651	Crown Holdings, Inc.	230,292	0.0
4,917	Eagle Materials, Inc.	916,627	0.2
52,269	Element Solutions, Inc.	1,003,565	0.2
2,252	FMC Corp.	234,974	0.0
10,567 (1)	MP Materials Corp.	241,773	0.1
7,991	PPG Industries, Inc.	1,185,065	0.2
19,827	Reliance Steel & Aluminum Co.	5,384,815	1.1
4,646	Royal Gold, Inc.	533,268	0.1
33,279	RPM International, Inc.	2,986,125	0.6
23,673	Sealed Air Corp.	946,920	0.2
44,034	Silgan Holdings, Inc.	2,064,754	0.4
2,171	Steel Dynamics, Inc.	236,487	0.0
86,703	United States Steel Corp.	2,168,442	0.5

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
44,013	WestRock Co.	$1,279,458	0.3
7,224	Worthington Industries, Inc.	501,851	0.1
		32,886,828	6.9
	Real Estate: 7.1%
2,116	Alexandria Real Estate Equities, Inc.	240,145	0.0
65,583	Brixmor Property Group, Inc.	1,442,826	0.3
13,679 (1)	CBRE Group, Inc.	1,104,032	0.2
4,785 (1)	CoStar Group, Inc.	425,865	0.1
85,635	CubeSmart	3,824,459	0.8
19,984	EastGroup Properties, Inc.	3,469,222	0.7
65,869	First Industrial Realty Trust, Inc.	3,467,344	0.7
95,610	Highwoods Properties, Inc.	2,286,035	0.5
36,576	Host Hotels & Resorts, Inc.	615,574	0.1
12,962	Iron Mountain, Inc.	736,501	0.2
17,551 (1)	Jones Lang LaSalle, Inc.	2,734,446	0.6
72,358	Kilroy Realty Corp.	2,177,252	0.5
10,673	Kite Realty Group Trust	238,435	0.0
37,726	Lamar Advertising Co.	3,744,306	0.8
17,464	Life Storage, Inc.	2,322,013	0.5
23,694	National Storage Affiliates Trust	825,262	0.2
87,205	NNN REIT, Inc.	3,731,502	0.8
4,964	Rexford Industrial Realty, Inc.	259,220	0.1
		33,644,439	7.1
	Utilities: 3.6%
28,957	Black Hills Corp.	1,744,949	0.4
2,912	DTE Energy Co.	320,378	0.1
16,909	Edison International	1,174,330	0.2
14,494	Essential Utilities, Inc.	578,456	0.1
52,311	National Fuel Gas Co.	2,686,693	0.6
21,992	NiSource, Inc.	601,481	0.1
33,465	OGE Energy Corp.	1,201,728	0.3
37,613	ONE Gas, Inc.	2,889,055	0.6
14,281 (1)	PG&E Corp.	246,776	0.1
23,726	Southwest Gas Holdings, Inc.	1,510,160	0.3
87,973	UGI Corp.	2,372,632	0.5
16,330	Vistra Corp.	428,662	0.1
19,255	Xcel Energy, Inc.	1,197,083	0.2
		16,952,383	3.6
	Total Common Stock (Cost $428,814,863)	472,050,774	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 1.9%
436,348 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $436,529, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $445,075, due 04/01/35-09/01/61)	$436,348	0.1
2,099,639 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $2,100,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,141,632, due 10/13/23-02/20/73)	2,099,639	0.4
2,142,489 (3)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,143,380, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $2,185,339, due 08/15/23-11/15/57)	2,142,489	0.4
2,142,489 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $2,143,399, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $2,185,344, due 07/28/23-06/21/28)	2,142,489	0.5

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,142,489 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $2,143,380, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,185,339, due 07/31/23-05/20/53)	$2,142,489	0.5
	Total Repurchase Agreements (Cost $8,963,454)	8,963,454	1.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.6%
2,725,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $2,725,000)	$2,725,000	0.6
	Total Short-Term Investments (Cost $11,688,454)	11,688,454	2.5
	Total Investments in Securities (Cost $440,503,317)	$483,739,228	101.8
	Liabilities in Excess of Other Assets	(8,519,017)	(1.8)
	Net Assets	$475,220,211	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$472,050,774	$—	$—	$472,050,774
Short-Term Investments	2,725,000	8,963,454	—	11,688,454
Total Investments, at fair value	$474,775,774	$8,963,454	$—	$483,739,228
Other Financial Instruments+
Futures	83,174	—	—	83,174
Total Assets	$474,858,948	$8,963,454	$—	$483,822,402

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	12	09/15/23	$3,172,920	$83,174
			$3,172,920	$83,174
See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$83,174
Total Asset Derivatives		$83,174

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$557,194
Total	$557,194
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$53,444
Total	$53,444
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $441,839,913.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$69,432,267
Gross Unrealized Depreciation	(27,449,779)
Net Unrealized Appreciation	$41,982,488
See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	Communication Services: 2.5%
49,122 (1)	Advantage Solutions, Inc.	$114,945	0.1
30,390 (1)	AMC Networks, Inc.	363,161	0.2
7,288	ATN International, Inc.	266,741	0.1
11,270 (1)	Bandwidth, Inc.	154,174	0.1
11,957 (1)	Cinemark Holdings, Inc.	197,291	0.1
1,618	Cogent Communications Holdings, Inc.	108,875	0.0
45,356 (1)	DHI Group, Inc.	173,713	0.1
54,853	Entravision Communications Corp.	240,805	0.1
14,561 (1)	Integral Ad Science Holding Corp.	261,807	0.1
9,795	Iridium Communications, Inc.	608,465	0.3
7,708 (1)	Liberty Media Corp.- Liberty Braves C Tracking Stock	305,391	0.1
16,905 (1)	Ooma, Inc.	253,068	0.1
3,781	Scholastic Corp.	147,043	0.1
2,278	Shutterstock, Inc.	110,870	0.0
5,140 (1)	TechTarget, Inc.	160,008	0.1
62,942	Telephone & Data Systems, Inc.	518,013	0.2
11,650 (1)	Thryv Holdings, Inc.	286,590	0.1
29,818 (1)	Yelp, Inc.	1,085,673	0.5
8,224 (1)	ZipRecruiter, Inc.	146,058	0.1
		5,502,691	2.5
	Consumer Discretionary: 14.2%
18,589 (1)	Abercrombie & Fitch Co. - Class A	700,434	0.3
28,126	Academy Sports & Outdoors, Inc.	1,520,210	0.7
29,709 (1)	Accel Entertainment, Inc.	313,727	0.1
18,826	ADT, Inc.	113,521	0.0
65,291 (1)	American Axle & Manufacturing Holdings, Inc.	539,957	0.2
76,687 (1)(2)	AMMO, Inc.	163,343	0.1
7,129 (1)	Asbury Automotive Group, Inc.	1,713,954	0.8
905 (1)	Autonation, Inc.	148,972	0.1
7,507 (1)	Bally’s Corp.	116,809	0.1
20,411 (1)	Beazer Homes USA, Inc.	577,427	0.3
11,810	Big Lots, Inc.	104,282	0.0
27,501	Bloomin Brands, Inc.	739,502	0.3
5,277 (1)	Boot Barn Holdings, Inc.	446,909	0.2
2,087	Boyd Gaming Corp.	144,775	0.1
4,205 (1)	Brinker International, Inc.	153,903	0.1
24,246	Buckle, Inc.	838,912	0.4
5,363	Build-A-Bear Workshop, Inc.	114,875	0.0
51,138 (1)	CarParts.com, Inc.	217,336	0.1
651 (1)	Cavco Industries, Inc.	192,045	0.1
23,249 (1)	Century Casinos, Inc.	165,068	0.1
10,484	Cheesecake Factory	362,537	0.2
97,591 (1)	Chico’s FAS, Inc.	522,112	0.2
11,805 (1)	Coursera, Inc.	153,701	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,141 (1)	CROCS, Inc.	$128,294	0.1
37,224	Dana, Inc.	632,808	0.3
5,675	Dine Brands Global, Inc.	329,320	0.1
8,020 (1)	Dorman Products, Inc.	632,217	0.3
22,165	El Pollo Loco Holdings, Inc.	194,387	0.1
5,721 (1)	European Wax Center, Inc.	106,582	0.0
23,059 (1)	Everi Holdings, Inc.	333,433	0.1
28,525 (1)	Garrett Motion, Inc.	215,934	0.1
11,990	Gentex Corp.	350,827	0.2
8,355 (1)	G-III Apparel Group Ltd.	161,001	0.1
19,211 (1)	Golden Entertainment, Inc.	803,020	0.4
3,382	Group 1 Automotive, Inc.	872,894	0.4
11,144 (2)	Guess?, Inc.	216,751	0.1
12,660	Haverty Furniture Cos., Inc.	382,585	0.2
7,980 (1)	Hilton Grand Vacations, Inc.	362,611	0.2
2,300 (1)	Hovnanian Enterprises, Inc.	228,183	0.1
7,525 (1)	Inspired Entertainment, Inc.	110,693	0.0
12,086	Installed Building Products, Inc.	1,693,974	0.8
7,541	Jack in the Box, Inc.	735,474	0.3
4,322	LCI Industries	546,128	0.2
8,028 (1)	M/I Homes, Inc.	699,961	0.3
13,229	MDC Holdings, Inc.	618,720	0.3
7,718	Meritage Homes Corp.	1,098,040	0.5
1,798	Monarch Casino & Resort, Inc.	126,669	0.1
19,555	Movado Group, Inc.	524,661	0.2
4,503 (1)	National Vision Holdings, Inc.	109,378	0.0
11,095	Nordstrom, Inc.	227,115	0.1
8,345	Oxford Industries, Inc.	821,315	0.4
8,186	Patrick Industries, Inc.	654,880	0.3
9,492 (1)	Penn Entertainment, Inc.	228,093	0.1
20,449 (1)	Perdoceo Education Corp.	250,909	0.1
48,767 (1)	Playa Hotels & Resorts NV	396,963	0.2
1,703	Ralph Lauren Corp.	209,980	0.1
16,733 (1)	Shake Shack, Inc.	1,300,489	0.6
11,537	Signet Jewelers Ltd.	752,905	0.3
5,834	Sonic Automotive, Inc.	278,107	0.1
2,911	Standard Motor Products, Inc.	109,221	0.0
6,345 (1)	Taylor Morrison Home Corp.	309,446	0.1
18,994 (1)	Tri Pointe Homes, Inc.	624,143	0.3
27,038 (1)	Under Armour, Inc. - Class A	195,214	0.1
22,421 (1)	Urban Outfitters, Inc.	742,808	0.3
28,487 (1)	Vista Outdoor, Inc.	788,235	0.3
22,343	Wendy’s Company	485,960	0.2
14,758	Winnebago Industries	984,211	0.4
11,815 (1)	Zumiez, Inc.	196,838	0.1
		31,835,688	14.2
	Consumer Staples: 5.1%
15,424	Andersons, Inc.	711,818	0.3
4,818 (1)	BellRing Brands, Inc.	176,339	0.1
6,239	Calavo Growers, Inc.	181,056	0.1

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
2,463	Cal-Maine Foods, Inc.	$110,835	0.0
10,999 (1)	Central Garden & Pet Co. - CENT	426,431	0.2
952	Coca-Cola Consolidated, Inc.	605,491	0.3
9,278 (1)	Duckhorn Portfolio, Inc./The	120,336	0.0
16,239 (1)	elf Beauty, Inc.	1,854,981	0.8
24,230	Fresh Del Monte Produce, Inc.	622,953	0.3
65,699 (1)	Hostess Brands, Inc.	1,663,499	0.7
6,157	Ingles Markets, Inc.	508,876	0.2
7,070	Medifast, Inc.	651,571	0.3
15,430 (1)	Natures Sunshine Prods, Inc.	210,620	0.1
1,820 (1)	Performance Food Group Co.	109,637	0.0
25,498 (1)	Simply Good Foods Co/The	932,972	0.4
20,157	SpartanNash Co.	453,734	0.2
14,642	Turning Point Brands, Inc.	351,554	0.2
6,358 (1)	USANA Health Sciences, Inc.	400,808	0.2
99,883	Vector Group Ltd.	1,279,501	0.6
10,675 (1)	Vital Farms, Inc.	127,993	0.1
		11,501,005	5.1
	Energy: 4.6%
10,563	Archrock, Inc.	108,271	0.0
16,507	California Resources Corp.	747,602	0.3
15,805	Civitas Resources, Inc.	1,096,393	0.5
2,833	CONSOL Energy, Inc.	192,106	0.1
6,331 (1)	DMC Global, Inc.	112,439	0.0
15,070	Dorian L.P.G Ltd.	386,545	0.2
11,657	Equitrans Midstream Corp.	111,441	0.0
12,028 (1)	Green Plains, Inc.	387,783	0.2
11,061	Helmerich & Payne, Inc.	392,112	0.2
1,352 (1)	Nabors Industries Ltd.	125,777	0.1
6,204	New Fortress Energy, Inc.	166,143	0.1
31,411	Northern Oil and Gas, Inc.	1,078,025	0.5
47,830 (1)	Oceaneering International, Inc.	894,421	0.4
83,017 (1)	Oil States International, Inc.	620,137	0.3
67,172	Patterson-UTI Energy, Inc.	804,049	0.4
17,704	SandRidge Energy, Inc.	269,986	0.1
42,150	SM Energy Co.	1,333,204	0.6
45,621 (1)	US Silica Holdings, Inc.	553,383	0.2
45,161 (1)	W&T Offshore, Inc.	174,773	0.1
38,282	World Kinect Corp.	791,672	0.3
		10,346,262	4.6
	Financials: 16.6%
1,677	Affiliated Managers Group, Inc.	251,366	0.1
22,184	Amalgamated Financial Corp.	356,941	0.2
3,841	A-Mark Precious Metals, Inc.	143,788	0.1
14,146	American Equity Investment Life Holding Co.	737,148	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
72,206	Apollo Commercial Real Estate Finance, Inc.	$817,372	0.4
34,741 (2)	Arbor Realty Trust, Inc.	514,862	0.2
23,493	Assured Guaranty Ltd.	1,310,909	0.6
11,210 (1)	Avantax, Inc.	250,880	0.1
2,551	Axis Capital Holdings Ltd.	137,320	0.1
38,164	Banc of California, Inc.	441,939	0.2
9,341 (1)	Bancorp, Inc.	304,984	0.1
6,473	Bank of NT Butterfield & Son Ltd.	177,101	0.1
21,409	Banner Corp.	934,931	0.4
42,516	Berkshire Hills Bancorp, Inc.	881,357	0.4
18,732	Bread Financial Holdings, Inc.	587,997	0.3
71,160	BrightSpire Capital, Inc.	478,907	0.2
78,003	Brookline Bancorp, Inc.	681,746	0.3
18,010 (1)	Carter Bankshares, Inc.	266,368	0.1
44,850	Central Pacific Financial Corp.	704,593	0.3
4,703	CNO Financial Group, Inc.	111,320	0.0
15,354 (1)(2)	Consumer Portfolio Services, Inc.	179,181	0.1
14,624 (1)	Customers Bancorp, Inc.	442,522	0.2
7,975	CVB Financial Corp.	105,908	0.0
56,374 (2)	Ellington Financial, Inc.	777,961	0.3
21,498 (1)	Enova International, Inc.	1,141,974	0.5
6,378	Enterprise Financial Services Corp.	249,380	0.1
6,442	Esquire Financial Holdings, Inc.	294,657	0.1
6,696	EVERTEC, Inc.	246,614	0.1
61,366 (1)(2)	Ezcorp, Inc.	514,247	0.2
68,838	First BanCorp. Puerto Rico	841,200	0.4
45,547	First Financial Bancorp.	930,981	0.4
60,400	First Hawaiian, Inc.	1,087,804	0.5
13,286	Franklin BSP Realty Trust, Inc.	188,130	0.1
208,185 (1)	Genworth Financial, Inc.	1,040,925	0.5
19,043 (1)	Green Dot Corp.	356,866	0.2
1,412	Hamilton Lane, Inc.	112,932	0.0
11,994	Hancock Whitney Corp.	460,330	0.2
39,719	Hanmi Financial Corp.	593,005	0.3
5,133 (2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	128,325	0.1
9,287	Heartland Financial USA, Inc.	258,829	0.1
22,413	Heritage Commerce Corp.	185,580	0.1
6,708	Heritage Financial Corp.	108,468	0.0
3,994	Home Bancorp, Inc.	132,641	0.1
11,397	HomeTrust Bancshares, Inc.	238,083	0.1
12,735	Independent Bank Corp. Michigan	215,986	0.1
1,353	Investors Title Co.	197,538	0.1

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
16,571	James River Group Holdings Ltd.	$302,586	0.1
53,095	KKR Real Estate Finance Trust, Inc.	646,166	0.3
46,945	Ladder Capital Corp.	509,353	0.2
5,980 (1)	LendingTree, Inc.	132,218	0.1
12,688	MFA Financial, Inc.	142,613	0.1
5,288	Moelis & Co.	239,758	0.1
23,783 (1)	Mr Cooper Group, Inc.	1,204,371	0.5
5,851	Navient Corp.	108,712	0.0
10,147 (1)	NMI Holdings, Inc.	261,996	0.1
6,954	OceanFirst Financial Corp.	108,621	0.0
43,368	OFG Bancorp	1,131,037	0.5
13,627	PacWest Bancorp	111,060	0.0
104,610 (1)	Payoneer Global, Inc.	503,174	0.2
33,143	Pennymac Mortgage Investment Trust	446,768	0.2
4,893	Radian Group, Inc.	123,695	0.1
2,825	Red River Bancshares, Inc.	138,820	0.1
5,190	Regional Management Corp.	158,295	0.1
49,594	Rithm Capital Corp.	463,704	0.2
29,793	S&T Bancorp, Inc.	810,072	0.4
22,396	Seacoast Banking Corp. of Florida	494,952	0.2
30,040	Southside Bancshares, Inc.	785,846	0.3
6,293	Stewart Information Services Corp.	258,894	0.1
19,800	TrustCo Bank Corp. NY	566,478	0.3
24,978	Two Harbors Investment Corp.	346,695	0.2
7,521	UMB Financial Corp.	458,029	0.2
57,008	United Community Banks, Inc./GA	1,424,630	0.6
5,223	Unity Bancorp, Inc.	123,211	0.1
39,061	Universal Insurance Holdings, Inc.	602,711	0.3
12,322	Unum Group	587,759	0.3
13,650	Virtu Financial, Inc.	233,278	0.1
3,050	Virtus Investment Partners, Inc.	602,283	0.3
6,383	Washington Federal, Inc.	169,277	0.1
16,343	Westamerica Bancorp.	625,937	0.3
3,545	Wintrust Financial Corp.	257,438	0.1
127,619	WisdomTree, Inc.	875,466	0.4
4,047	Zions Bancorp NA	108,702	0.0
		37,186,501	16.6
	Health Care: 10.8%
14,621 (1)	2seventy bio, Inc.	147,964	0.1
16,663 (1)	Acadia Pharmaceuticals, Inc.	399,079	0.2
7,546 (1)	Addus HomeCare Corp.	699,514	0.3
3,980 (1)	Alkermes PLC	124,574	0.1
16,840 (1)	AMN Healthcare Services, Inc.	1,837,581	0.8
4,722 (1)	Amphastar Pharmaceuticals, Inc.	271,373	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
71,961 (1)	Arbutus Biopharma Corp.	$165,510	0.1
10,336 (1)	Arcus Biosciences, Inc.	209,924	0.1
63,190 (1)	Atara Biotherapeutics, Inc.	101,736	0.0
31,002 (1)	Atea Pharmaceuticals, Inc.	115,947	0.0
35,255 (1)	Avanos Medical, Inc.	901,118	0.4
5,006 (1)	Axonics, Inc.	252,653	0.1
3,950 (1)	Blueprint Medicines Corp.	249,640	0.1
34,091 (1)(2)	Cara Therapeutics, Inc.	96,477	0.0
25,470 (1)	Certara, Inc.	463,809	0.2
49,427 (1)	Cerus Corp.	121,590	0.1
45,295 (1)	Coherus Biosciences, Inc.	193,410	0.1
22,865 (1)	Computer Programs & Systems, Inc.	564,537	0.2
7,534	Conmed Corp.	1,023,795	0.5
20,700 (1)	Cross Country Healthcare, Inc.	581,256	0.3
14,008 (1)	Cytokinetics, Inc.	456,941	0.2
6,339 (1)	Doximity, Inc.	215,653	0.1
11,520	Embecta Corp.	248,832	0.1
7,918 (1)	Enanta Pharmaceuticals, Inc.	169,445	0.1
5,195	Ensign Group, Inc.	495,915	0.2
17,695 (1)	Exelixis, Inc.	338,151	0.1
23,655 (1)	Fate Therapeutics, Inc.	112,598	0.0
3,457 (1)	Fulgent Genetics, Inc.	128,013	0.1
7,657 (1)	Harmony Biosciences Holdings, Inc.	269,450	0.1
18,059 (1)	Hims & Hers Health, Inc.	169,755	0.1
7,026 (1)	Immunogen, Inc.	132,581	0.1
2,724 (1)	Inari Medical, Inc.	158,373	0.1
1,061 (1)	Inspire Medical Systems, Inc.	344,443	0.2
60,322 (1)	Ironwood Pharmaceuticals, Inc.	641,826	0.3
11,740 (1)	iTeos Therapeutics, Inc.	155,438	0.1
2,939 (1)	Lantheus Holdings, Inc.	246,641	0.1
2,182	LeMaitre Vascular, Inc.	146,805	0.1
21,937 (1)	MacroGenics, Inc.	117,363	0.0
20,908 (1)	Merit Medical Systems, Inc.	1,748,745	0.8
20,099 (1)	Myriad Genetics, Inc.	465,895	0.2
10,785 (1)	NeoGenomics, Inc.	173,315	0.1
42,023 (1)	NextGen Healthcare, Inc.	681,613	0.3
11,094 (1)	Nurix Therapeutics, Inc.	110,829	0.0
2,667 (1)	NuVasive, Inc.	110,920	0.0
9,046 (1)	Orthofix Medical, Inc.	163,371	0.1
34,856 (1)	Owens & Minor, Inc.	663,658	0.3
8,000 (1)	Pacira BioSciences, Inc.	320,560	0.1
4,099	Patterson Cos., Inc.	136,333	0.1
20,456 (1)	Prestige Consumer Healthcare, Inc.	1,215,700	0.5
25,090 (1)	Privia Health Group, Inc.	655,100	0.3
6,197 (1)	Progyny, Inc.	243,790	0.1
26,492 (1)	REGENXBIO, Inc.	529,575	0.2
10,620 (1)	Schrodinger, Inc./United States	530,150	0.2
4,725 (1)	Semler Scientific, Inc.	123,984	0.1

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
877 (1)	Shockwave Medical, Inc.	$250,305	0.1
13,979 (1)	Sight Sciences, Inc.	115,746	0.0
26,951 (1)	Supernus Pharmaceuticals, Inc.	810,147	0.4
5,781 (1)	Tactile Systems Technology, Inc.	144,120	0.1
16,646 (1)	Tandem Diabetes Care, Inc.	408,493	0.2
96,279 (1)	Vanda Pharmaceuticals, Inc.	634,479	0.3
10,808 (1)	Varex Imaging Corp.	254,745	0.1
26,497 (1)	Veradigm, Inc.	333,862	0.1
7,164 (1)	Xencor, Inc.	178,885	0.1
19,373 (1)	Y-mAbs Therapeutics, Inc.	131,543	0.1
11,899 (1)(2)	Zynex, Inc.	114,111	0.0
		24,319,684	10.8
	Industrials: 17.6%
1,383	AAON, Inc.	131,122	0.1
1,899	Acuity Brands, Inc.	309,689	0.1
6,432 (1)	ACV Auctions, Inc.	111,081	0.0
5,844 (1)	Aerovironment, Inc.	597,724	0.3
11,914 (1)	Alight, Inc.	110,085	0.0
21,443	Apogee Enterprises, Inc.	1,017,899	0.4
14,850	Applied Industrial Technologies, Inc.	2,150,725	1.0
13,163	ArcBest Corp.	1,300,504	0.6
1,457	Arcosa, Inc.	110,397	0.0
13,251	Aris Water Solution, Inc.	136,750	0.1
12,316 (1)	Array Technologies, Inc.	278,342	0.1
6,800	AZZ, Inc.	295,528	0.1
18,974	Barnes Group, Inc.	800,513	0.4
3,655 (1)	BlueLinx Holdings, Inc.	342,766	0.1
17,895	Boise Cascade Co.	1,616,813	0.7
26,159	Brady Corp.	1,244,384	0.5
4,357 (1)	CIRCOR International, Inc.	245,953	0.1
4,018	Columbus McKinnon Corp.	163,332	0.1
6,870	Comfort Systems USA, Inc.	1,128,054	0.5
13,095 (1)	Core & Main, Inc.	410,397	0.2
22,689	CSG Systems International, Inc.	1,196,618	0.5
21,895	Deluxe Corp.	382,725	0.2
23,550	Dun & Bradstreet Holdings, Inc.	272,473	0.1
20,369 (1)	DXP Enterprises, Inc.	741,635	0.3
6,483	Encore Wire Corp.	1,205,384	0.5
5,327 (1)	Energy Recovery, Inc.	148,890	0.1
21,041	Enerpac Tool Group Corp.	568,107	0.2
10,603	EnPro Industries, Inc.	1,415,819	0.6
15,460 (1)	Enviri Corp.	152,590	0.1
2,003	Federal Signal Corp.	128,252	0.1
13,574	Franklin Electric Co., Inc.	1,396,765	0.6
9,916 (1)	Gates Industrial Corp. PLC	133,668	0.1
19,913 (1)	GMS, Inc.	1,377,980	0.6
3,687	Griffon Corp.	148,586	0.1
5,364	Hillenbrand, Inc.	275,066	0.1
11,256 (1)	Hudson Technologies, Inc.	108,283	0.0
7,907 (1)	IBEX Holdings Ltd.	167,866	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
27,084 (1)	Janus International Group, Inc.	$288,715	0.1
8,688	John Bean Technologies Corp.	1,053,854	0.5
28,334	Kelly Services, Inc.	498,962	0.2
7,826	Kennametal, Inc.	222,180	0.1
24,288	Korn Ferry	1,203,228	0.5
7,427 (1)	Limbach Holdings, Inc.	183,670	0.1
16,051 (1)	Liquidity Services, Inc.	264,841	0.1
17,911 (1)	Manitowoc Co., Inc./The	337,264	0.1
30,655	Marten Transport Ltd.	659,082	0.3
13,305	Matson, Inc.	1,034,198	0.5
19,209 (1)	MRC Global, Inc.	193,435	0.1
20,392	Mueller Industries, Inc.	1,779,814	0.8
56,114 (1)	NOW, Inc.	581,341	0.3
7,637 (1)	NV5 Global, Inc.	845,950	0.4
34,362 (1)	PGT Innovations, Inc.	1,001,652	0.4
14,250 (1)	Proto Labs, Inc.	498,180	0.2
40,695 (1)	Resideo Technologies, Inc.	718,674	0.3
22,611	Resources Connection, Inc.	355,219	0.2
9,038 (1)	RXO, Inc.	204,891	0.1
63,220	Safe Bulkers, Inc.	206,097	0.1
6,789 (1)	SPX Technologies, Inc.	576,861	0.3
20,901 (1)	Stem, Inc.	119,554	0.0
28,286 (1)	Sun Country Airlines Holdings, Inc.	635,869	0.3
4,717	Tennant Co.	382,596	0.2
2,359	Terex Corp.	141,139	0.1
14,797 (1)	Thermon Group Holdings, Inc.	393,600	0.2
15,897 (1)	Titan International, Inc.	182,498	0.1
37,445 (1)	Triumph Group, Inc.	463,195	0.2
34,961 (1)	TrueBlue, Inc.	619,159	0.3
18,508 (1)	Tutor Perini Corp.	132,332	0.1
6,351	Veritiv Corp.	797,749	0.4
7,950 (1)	Viad Corp.	213,696	0.1
1,198	Watts Water Technologies, Inc.	220,109	0.1
2,313 (1)	WillScot Mobile Mini Holdings Corp.	110,538	0.0
4,872	Zurn Elkay Water Solutions Corp.	131,008	0.1
		39,573,915	17.6
	Information Technology: 12.8%
81,768 (1)	8x8, Inc.	345,879	0.2
4,921 (1)	ACI Worldwide, Inc.	114,020	0.0
14,580	Advanced Energy Industries, Inc.	1,624,941	0.7
14,824 (1)	Alarm.com Holdings, Inc.	766,104	0.3
6,693 (1)	Allegro MicroSystems, Inc.	302,122	0.1
58,472 (1)	Arlo Technologies, Inc.	637,929	0.3
4,769 (1)	Aviat Networks, Inc.	159,142	0.1
20,452 (1)	Avid Technology, Inc.	521,526	0.2
8,785 (1)	Axcelis Technologies, Inc.	1,610,554	0.7
961	Badger Meter, Inc.	141,805	0.1
5,870	Benchmark Electronics, Inc.	151,622	0.1

See Accompanying Notes to Financial Statements
33

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
6,951 (1)	Box, Inc.	$204,220	0.1
2,333 (1)	Calix, Inc.	116,440	0.1
7,239 (1)	Cambium Networks Corp.	110,178	0.0
28,516 (1)	Ceva, Inc.	728,584	0.3
2,729 (1)	Cirrus Logic, Inc.	221,076	0.1
3,669 (1)(2)	Clearfield, Inc.	173,727	0.1
32,875 (1)	Cohu, Inc.	1,366,285	0.6
13,754 (1)	Digi International, Inc.	541,770	0.2
9,754 (1)	Diodes, Inc.	902,147	0.4
17,899 (1)	ePlus, Inc.	1,007,714	0.4
4,019 (1)	Everbridge, Inc.	108,111	0.0
62,335 (1)	Extreme Networks, Inc.	1,623,827	0.7
1,349 (1)	Fabrinet	175,208	0.1
8,728 (1)	Harmonic, Inc.	141,132	0.1
66,682 (1)(2)	Infinera Corp.	322,074	0.1
7,380 (1)	Insight Enterprises, Inc.	1,079,989	0.5
1,268	InterDigital, Inc.	122,425	0.1
10,178 (1)	Itron, Inc.	733,834	0.3
6,378 (1)	JFrog Ltd.	176,671	0.1
7,582 (1)	LiveRamp Holdings, Inc.	216,542	0.1
34,443 (1)	MaxLinear, Inc.	1,087,021	0.5
31,474 (1)	Netgear, Inc.	445,672	0.2
16,835 (1)	Onto Innovation, Inc.	1,960,772	0.9
9,314	PC Connection, Inc.	420,061	0.2
14,197 (1)	PDF Solutions, Inc.	640,285	0.3
18,767 (1)	Photronics, Inc.	484,001	0.2
6,083	Progress Software Corp.	353,422	0.2
13,632 (1)	Pure Storage, Inc. - Class A	501,930	0.2
28,409 (1)	Rambus, Inc.	1,823,006	0.8
101,323 (1)	Ribbon Communications, Inc.	282,691	0.1
3,267 (1)	RingCentral, Inc.	106,929	0.0
2,791 (1)	Sanmina Corp.	168,214	0.1
27,707 (1)	Scansource, Inc.	819,019	0.4
11,211 (1)	SPS Commerce, Inc.	2,153,185	1.0
3,204	Universal Display Corp.	461,792	0.2
10,512 (1)	Weave Communications, Inc.	116,788	0.1
8,357 (1)	Xperi, Inc.	109,895	0.0
11,899 (1)	Yext, Inc.	134,578	0.1
20,230 (1)	Zuora, Inc.	221,923	0.1
		28,738,782	12.8
	Materials: 6.0%
10,846	AdvanSix, Inc.	379,393	0.2
22,469 (1)	Arconic Corp.	664,633	0.3
19,772 (1)	ATI, Inc.	874,516	0.4
3,537	Avient Corp.	144,663	0.1
1,133	Balchem Corp.	152,740	0.1
19,917	Carpenter Technology Corp.	1,117,941	0.5
11,996	Compass Minerals International, Inc.	407,864	0.2
51,485	FutureFuel Corp.	455,642	0.2
2,239	Haynes International, Inc.	113,786	0.0
17,433	HB Fuller Co.	1,246,634	0.6
9,133 (1)	Ingevity Corp.	531,175	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
12,675	Innospec, Inc.	$1,273,077	0.6
4,962	Kaiser Aluminum Corp.	355,478	0.2
40,283 (1)(2)	Livent Corp.	1,104,963	0.5
15,969	Minerals Technologies, Inc.	921,252	0.4
36,995	Myers Industries, Inc.	718,813	0.3
20,257 (1)	O-I Glass, Inc.	432,082	0.2
5,134	Orion SA	108,943	0.0
4,818	Quaker Chemical Corp.	939,028	0.4
87,618	SunCoke Energy, Inc.	689,554	0.3
36,171 (1)	TimkenSteel Corp.	780,208	0.3
		13,412,385	6.0
	Real Estate: 6.3%
68,142	Acadia Realty Trust	980,563	0.4
19,664 (1)	Anywhere Real Estate, Inc.	131,355	0.1
168,468	Brandywine Realty Trust	783,376	0.3
61,851	Chatham Lodging Trust	578,925	0.3
31,688 (1)	Compass, Inc.	110,908	0.0
5,074	CubeSmart	226,605	0.1
73,009 (1)	Cushman & Wakefield PLC	597,214	0.3
53,578	DiamondRock Hospitality Co.	429,160	0.2
627	EastGroup Properties, Inc.	108,847	0.0
69,595	Essential Properties Realty Trust, Inc.	1,638,266	0.7
6,293	Highwoods Properties, Inc.	150,466	0.1
122,876	Hudson Pacific Properties, Inc.	518,537	0.2
844 (1)	Jones Lang LaSalle, Inc.	131,495	0.1
14,863	Kilroy Realty Corp.	447,228	0.2
12,205	NNN REIT, Inc.	522,252	0.2
13,962	Office Properties Income Trust	107,507	0.0
80,261	Outfront Media, Inc.	1,261,703	0.6
3,616 (2)	Phillips Edison & Co., Inc.	123,233	0.1
15,948	Piedmont Office Realty Trust, Inc.	115,942	0.1
35,147	RE/MAX Holdings, Inc.	676,931	0.3
77,831	Retail Opportunity Investments Corp.	1,051,497	0.5
17,511	RMR Group, Inc.	405,730	0.2
82,994	Service Properties Trust	721,218	0.3
100,239	SITE Centers Corp.	1,325,160	0.6
103,341	Uniti Group, Inc.	477,435	0.2
57,231	Whitestone REIT	555,141	0.2
		14,176,694	6.3
	Utilities: 1.8%
30,149	Avista Corp.	1,183,951	0.5
8,259	Chesapeake Utilities Corp.	982,821	0.5
7,314	National Fuel Gas Co.	375,647	0.2
11,408	Northwest Natural Holding Co.	491,114	0.2
17,677	Unitil Corp.	896,401	0.4
		3,929,934	1.8
	Total Common Stock (Cost $199,265,281)	220,523,541	98.3

See Accompanying Notes to Financial Statements
34

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
RIGHTS: 0.0%
	Health Care: —%
7,651 (1)(3)(4)	Aduro Biotech, Inc. - CVR	$—	—

	Industrials: 0.0%
5,862 (1)	Triumph Group, Inc.	471	0.0
	Total Rights (Cost $—)	471	0.0
WARRANTS: 0.0%
	Energy: 0.0%
1,219 (1)	Chord Energy Corp.	96,484	0.0
645 (1)	Nabors Industries Ltd.	7,417	0.0
	Total Warrants (Cost $37,789)	103,901	0.0
	Total Long-Term Investments (Cost $199,303,070)	220,627,913	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Repurchase Agreements: 1.6%
1,000,000 (5)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/35-09/01/61)	1,000,000	0.4
1,000,000 (5)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $1,000,417, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/24-08/20/67)	1,000,000	0.5
618,087 (5)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $618,345, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $630,449, due 07/27/23-07/01/53)	618,087	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	$1,000,000	0.4
	Total Repurchase Agreements (Cost $3,618,087)	3,618,087	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
2,853,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $2,853,000)	2,853,000	1.3
	Total Short-Term Investments (Cost $6,471,087)	6,471,087	2.9
	Total Investments in Securities (Cost $205,774,157)	$227,099,000	101.2
	Liabilities in Excess of Other Assets	(2,765,072)	(1.2)
	Net Assets	$224,333,928	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2023.

See Accompanying Notes to Financial Statements
35

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$220,523,541	$—	$—	$220,523,541
Rights	471	—	—	471
Warrants	103,901	—	—	103,901
Short-Term Investments	2,853,000	3,618,087	—	6,471,087
Total Investments, at fair value	$223,480,913	$3,618,087	$—	$227,099,000
Other Financial Instruments+
Futures	16,737	—	—	16,737
Total Assets	$223,497,650	$3,618,087	$—	$227,115,737

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, Voya Index Plus SmallCap Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$—	$—
		$—	$—
At June 30, 2023, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	35	09/15/23	$3,331,475	$16,737
			$3,331,475	$16,737
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$16,737
Total Asset Derivatives		$16,737

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(36,930)
Total	$(36,930)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$115,764
Total	$115,764
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $205,788,737.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$39,162,993
Gross Unrealized Depreciation	(17,835,993)
Net Unrealized Appreciation	$21,327,000
See Accompanying Notes to Financial Statements
37

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-AIP   (0623-081423)

Semi-Annual Report
June 30, 2023
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global High Dividend Low Volatility Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.
The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Balanced Portfolio
Class I	$1,000.00	$1,094.90	0.70%	$3.64	$1,000.00	$1,021.32	0.70%	$3.51
Class S	1,000.00	1,093.40	0.95	4.93	1,000.00	1,020.08	0.95	4.76
Voya Global High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$1,007.80	1.10%	$5.48	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,010.10	0.60	2.99	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,008.40	0.85	4.23	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,008.20	1.00	4.98	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	1,007.40	1.20	5.97	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,021.90	0.46%	$2.31	$1,000.00	$1,022.51	0.46%	$2.31
Class S	1,000.00	1,020.90	0.61	3.06	1,000.00	1,021.77	0.61	3.06
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,171.60	1.12%	$6.03	$1,000.00	$1,019.24	1.12%	$5.61
Class I	1,000.00	1,174.20	0.67	3.61	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,173.20	0.92	4.96	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	1,171.60	1.07	5.76	1,000.00	1,019.49	1.07	5.36
1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,025.00	1.03%	$5.17	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,026.40	0.53	2.66	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,025.20	0.78	3.92	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	1,025.50	0.93	4.67	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,075.10	1.36%	$7.00	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,078.40	0.86	4.43	1,000.00	1,020.53	0.86	4.31
Class R6	1,000.00	1,078.90	0.79	4.07	1,000.00	1,020.88	0.79	3.96
Class S	1,000.00	1,076.80	1.11	5.72	1,000.00	1,019.29	1.11	5.56

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$202,989,493	$491,686,006	$—
Investments in affiliated underlying funds at fair value*	94,232,338	—	—
Short-term investments at fair value†	9,534,525	8,308,200	—
Short-term investments at amortized cost	—	—	382,638,520
Repurchase agreements	—	—	173,799,000
Cash	198,167	164,432	19,547
Cash collateral for futures contracts	575,725	—	—
Cash pledged for centrally cleared swaps (Note 2)	300,000	—	—
Foreign currencies at value‡	8,305	1,931	—
Receivables:
Investments in affiliated underlying funds sold	7,137,822	—	—
Investment securities sold	—	112,268	117,939,237
Investment securities sold on a delayed-delivery or when-issued basis	4,036,550	—	—
Fund shares sold	2,045,777	1,750,227	1,996,431
Dividends	109,890	1,331,347	3,449
Interest	472,327	—	2,412,809
Foreign tax reclaims	115,733	1,345,786	—
Variation margin on futures contracts	18,141	—	—
Unrealized appreciation on forward foreign currency contracts	18	—	—
Unrealized appreciation on forward premium swaptions	18,455	—	—
Prepaid expenses	48	84	84
Reimbursement due from Investment Adviser	18,795	26,296	—
Other assets	45,739	50,747	110,938
Total assets	321,857,848	504,777,324	678,920,015
LIABILITIES:
Income distribution payable	—	—	2,257,390
Payable for investments in affiliated underlying funds purchased	6,002,329	—	—
Payable for investment securities purchased	—	43,213	80,358,064
Payable for investment securities purchased on a delayed-delivery or when-issued basis	4,819,397	—	—
Payable for fund shares redeemed	2,000,600	—	—
Payable upon receipt of securities loaned	5,134,077	7,989,200	—
Unrealized depreciation on forward foreign currency contracts	28	18	—
Unrealized depreciation on forward premium swaptions	30,999	—	—
Variation margin payable on centrally cleared swaps	76	—	—
Payable for investment management fees	147,842	225,606	145,353
Payable for distribution and shareholder service fees	375	78,834	7
Payable for directors/ trustees fees	745	1,272	1,343
Payable to directors/ trustees under the deferred compensation plan (Note 6)	45,739	50,747	110,938
Other accrued expenses and liabilities	99,205	111,572	160,687
Written options, at fair value^	255,227	—	—
Total liabilities	18,536,639	8,500,462	83,033,782
NET ASSETS	$303,321,209	$496,276,862	$595,886,233
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$285,481,253	$467,467,360	$596,055,313
Total distributable earnings (loss)	17,839,956	28,809,502	(169,080)
NET ASSETS	$303,321,209	$496,276,862	$595,886,233
+ Including securities loaned at value	$4,934,602	$7,485,562	$—
* Cost of investments in securities	$195,025,930	$469,953,236	$—
* Cost of investments in affiliated underlying funds	$87,274,342	$—	$—
† Cost of short-term investments	$9,534,820	$8,308,200	$—
‡ Cost of foreign currencies	$9,494	$1,931	$—
^ Premiums received on written options	$278,241	$—	$—
See Accompanying Notes to Financial Statements
3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$10,616,411	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	997,923	n/a
Net asset value and redemption price per share	n/a	$10.64	n/a
Class I
Net assets	$301,468,173	$121,548,857	$595,832,965
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	21,585,085	11,435,447	595,901,995
Net asset value and redemption price per share	$13.97	$10.63	$1.00
Class S
Net assets	$1,853,036	$361,597,771	$53,268
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	133,192	33,852,486	53,275
Net asset value and redemption price per share	$13.91	$10.68	$1.00
Class S2
Net assets	n/a	$221,435	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	21,044	n/a
Net asset value and redemption price per share	n/a	$10.52	n/a
Class T
Net assets	n/a	$2,292,388	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	215,231	n/a
Net asset value and redemption price per share	n/a	$10.65	n/a
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$1,925,975,596	$1,949,720,335	$292,220,669
Investments in affiliates at fair value**	—	407,622,187	—
Short-term investments at fair value†	30,908,461	44,904,239	4,417,532
Cash	958,207	534,721	143,838
Cash collateral for futures contracts	—	4,887,205	—
Cash pledged for centrally cleared swaps (Note 2)	—	4,051,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	6,590,000	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	2,551,000	—
Receivables:
Investment securities sold	—	39,890,658	—
Investment securities sold on a delayed-delivery or when-issued basis	—	160,512,092	—
Fund shares sold	17,500	9,523,379	45,860
Dividends	1,782,158	540,119	263,093
Interest	352	13,486,533	134
Foreign tax reclaims	54,195	—	6,999
Variation margin on futures contracts	—	795,086	—
Unrealized appreciation on forward foreign currency contracts	—	528	—
Unrealized appreciation on forward premium swaptions	—	528,238	—
Prepaid expenses	289	383	50
Reimbursement due from Investment Adviser	35,858	86,390	20,136
Other assets	237,609	330,068	42,788
Total assets	1,959,970,225	2,646,554,161	297,161,099
LIABILITIES:
Income distribution payable	—	779	—
Payable for investment securities purchased	—	18,168,203	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	257,414,873	—
Payable for fund shares redeemed	284,230	34,608	75,136
Payable upon receipt of securities loaned	3,597,461	16,023,437	3,541,532
Unrealized depreciation on forward foreign currency contracts	—	822	—
Unrealized depreciation on forward premium swaptions	—	856,615	—
Variation margin payable on centrally cleared swaps	—	114,433	—
Cash received as collateral for OTC derivatives (Note 2)	—	760,000	—
Payable for investment management fees	938,722	960,523	179,495
Payable for distribution and shareholder service fees	36,413	376,653	15,439
Payable for directors/ trustees fees	4,601	6,016	751
Payable to directors/ trustees under the deferred compensation plan (Note 6)	237,609	330,068	42,788
Other accrued expenses and liabilities	281,117	254,930	34,521
Written options, at fair value^	—	7,442,838	—
Total liabilities	5,380,153	302,744,798	3,889,662
NET ASSETS	$1,954,590,072	$2,343,809,363	$293,271,437
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,507,957,728	$2,830,312,121	$309,628,909
Total distributable earnings (loss)	446,632,344	(486,502,758)	(16,357,472)
NET ASSETS	$1,954,590,072	$2,343,809,363	$293,271,437
+ Including securities loaned at value	$3,503,836	$15,576,398	$3,436,921
* Cost of investments in securities	$1,565,678,216	$2,087,756,264	$289,962,306
** Cost of investments in affiliates	$—	$421,863,570	$—
† Cost of short-term investments	$30,908,461	$44,908,078	$4,417,532
^ Premiums received on written options	$—	$8,100,562	$—
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$82,725,018	$199,006,130	$7,965,239
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	4,358,483	18,763,095	641,131
Net asset value and redemption price per share	$18.98	$10.61	$12.42
Class I
Net assets	$1,839,719,530	$712,486,830	$220,194,837
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	92,865,075	66,442,050	15,966,474
Net asset value and redemption price per share	$19.81	$10.72	$13.79
Class R6
Net assets	n/a	n/a	$4,758,946
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	344,705
Net asset value and redemption price per share	n/a	n/a	$13.81
Class S
Net assets	$31,648,918	$1,424,747,972	$60,352,415
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	1,663,273	133,789,802	4,592,480
Net asset value and redemption price per share	$19.03	$10.65	$13.14
Class S2
Net assets	$496,606	$7,568,431	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	26,943	713,490	n/a
Net asset value and redemption price per share	$18.43	$10.61	n/a
See Accompanying Notes to Financial Statements
6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,384,728	$10,270,724	$28,237
Dividends from affiliated underlying funds	382,078	—	—
Interest	1,761,734	—	12,890,010
Securities lending income, net	16,912	53,442	—
Other	700	1,220	1,261
Total investment income	3,546,152	10,325,386	12,919,508
EXPENSES:
Investment management fees	886,583	1,411,063	933,075
Distribution and shareholder service fees:
Class ADV	—	26,916	—
Class S	2,332	460,935	64
Class S2	—	435	—
Class T	—	8,892	—
Transfer agent fees:
Class ADV	—	3,780	—
Class I	161,704	43,006	344,333
Class S	1,026	129,456	33
Class S2	—	76	—
Class T	—	832	—
Shareholder reporting expense	13,756	18,100	13,937
Professional fees	6,335	9,955	16,833
Custody and accounting expense	56,472	44,164	20,815
Directors/ trustees fees	3,725	6,361	6,715
Licensing fee (Note 7)	5,202	—	—
Miscellaneous expense	7,696	14,712	9,172
Interest expense	5,024	2,311	—
Total expenses	1,149,855	2,180,994	1,344,977
Waived and reimbursed fees	(120,265)	(164,527)	(119,995)
Net expenses	1,029,590	2,016,467	1,224,982
Net investment income	2,516,562	8,308,919	11,694,526
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,355,250	3,249,852	(40,470)
Sale of affiliated underlying funds	(655,451)	—	—
Forward foreign currency contracts	(2,186)	(28,667)	—
Foreign currency related transactions	3,130	(20,004)	—
Futures	(883,654)	—	—
Swaps	(315,546)	—	—
Written options	138,117	—	—
Net realized gain (loss)	1,639,660	3,201,181	(40,470)
Net change in unrealized appreciation (depreciation) on:
Investments	—	(7,174,457)	—
Investments	14,448,889	—	—
Affiliated underlying funds	8,496,208	—	—
Forward foreign currency contracts	(10)	(18)	—
Foreign currency related transactions	1,067	13,091	—
Futures	(240,416)	—	—
Swaps	31,715	—	—
Written options	11,200	—	—
Net change in unrealized appreciation (depreciation)	22,748,653	(7,161,384)	—
Net realized and unrealized gain (loss)	24,388,313	(3,960,203)	(40,470)
Increase in net assets resulting from operations	$26,904,875	$4,348,716	$11,654,056
* Foreign taxes withheld	$49,130	$525,775	$—
See Accompanying Notes to Financial Statements
7

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$16,417,513	$200,286	$2,786,216
Dividends from affiliated underlying funds	—	13,402,411	—
Interest	5,184	40,579,054	1,477
Securities lending income, net	26,179	176,080	6,851
Other	4,346	5,762	718
Total investment income	16,453,222	54,363,593	2,795,262
EXPENSES:
Investment management fees	5,473,328	5,965,537	1,115,701
Distribution and shareholder service fees:
Class ADV	192,826	501,595	19,640
Class S	38,935	1,825,416	74,390
Class S2	896	15,376	—
Transfer agent fees:
Class ADV	28,264	49,521	6,212
Class I	628,714	177,107	176,826
Class R6	—	—	5
Class S	11,414	360,437	47,068
Class S2	298	1,898	—
Shareholder reporting expense	38,010	47,060	10,860
Professional fees	51,947	66,065	9,050
Custody and accounting expense	87,966	149,325	27,150
Directors/ trustees fees	23,000	30,082	3,752
Miscellaneous expense	38,958	42,871	8,947
Interest expense	1,108	245	2,106
Total expenses	6,615,664	9,232,535	1,501,707
Waived and reimbursed fees	(264,950)	(539,168)	(124,899)
Net expenses	6,350,714	8,693,367	1,376,808
Net investment income	10,102,508	45,670,226	1,418,454
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	84,452,328	(30,373,937)	10,702,403
Sale of affiliated underlying funds	—	(77,839,443)	—
Forward foreign currency contracts	—	(5,629)	—
Foreign currency related transactions	—	(10,348)	—
Futures	—	(3,940,968)	—
Swaps	—	(12,877,820)	—
Written options	—	4,016,567	—
Net realized gain (loss)	84,452,328	(121,031,578)	10,702,403
Net change in unrealized appreciation (depreciation) on:
Investments	202,229,228	44,932,576	10,533,998
Affiliated underlying funds	—	88,330,979	—
Forward foreign currency contracts	—	(294)	—
Foreign currency related transactions	25	1	111
Futures	—	1,480,265	—
Swaps	—	2,626,048	—
Written options	—	320,961	—
Net change in unrealized appreciation (depreciation)	202,229,253	137,690,536	10,534,109
Net realized and unrealized gain	286,681,581	16,658,958	21,236,512
Increase in net assets resulting from operations	$296,784,089	$62,329,184	$22,654,966
* Foreign taxes withheld	$13,060	$—	$11,973
See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$2,516,562	$5,389,754	$8,308,919	$14,165,252
Net realized gain	1,639,660	1,110,601	3,201,181	17,392,831
Net change in unrealized appreciation (depreciation)	22,748,653	(71,935,681)	(7,161,384)	(65,279,322)
Increase (decrease) in net assets resulting from operations	26,904,875	(65,435,326)	4,348,716	(33,721,239)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(442,603)	(667,337)
Class I	(6,549,871)	(45,747,982)	(5,215,495)	(7,870,245)
Class S	(34,101)	(318,826)	(15,216,263)	(24,164,362)
Class S2	—	—	(9,109)	(13,783)
Class T	—	—	(94,100)	(144,852)
Total distributions	(6,583,972)	(46,066,808)	(20,977,570)	(32,860,579)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	775,972	2,963,207	4,720,651	8,589,904
Reinvestment of distributions	6,583,972	46,066,808	20,977,570	32,860,579
	7,359,944	49,030,015	25,698,221	41,450,483
Cost of shares redeemed	(16,317,812)	(34,031,403)	(45,484,073)	(78,631,312)
Net increase (decrease) in net assets resulting from capital share transactions	(8,957,868)	14,998,612	(19,785,852)	(37,180,829)
Net increase (decrease) in net assets	11,363,035	(96,503,522)	(36,414,706)	(103,762,647)
NET ASSETS:
Beginning of year or period	291,958,174	388,461,696	532,691,568	636,454,215
End of year or period	$303,321,209	$291,958,174	$496,276,862	$532,691,568
See Accompanying Notes to Financial Statements
9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$11,694,526	$7,146,622	$10,102,508	$20,783,869
Net realized gain (loss)	(40,470)	(128,610)	84,452,328	201,867,629
Net change in unrealized appreciation (depreciation)	—	—	202,229,253	(548,775,277)
Increase (decrease) in net assets resulting from operations	11,654,056	7,018,012	296,784,089	(326,123,779)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(44,537)	(11,552,104)
Class I	(11,693,436)	(7,145,983)	(951,540)	(254,695,900)
Class S	(1,090)	(632)	(17,293)	(5,105,764)
Class S2	—	—	(270)	(65,074)
Total distributions	(11,694,526)	(7,146,615)	(1,013,640)	(271,418,842)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	109,373,475	129,987,093	5,978,353	11,156,359
Reinvestment of distributions	9,437,126	7,143,997	1,012,266	271,031,994
	118,810,601	137,131,090	6,990,619	282,188,353
Cost of shares redeemed	(46,061,148)	(99,682,300)	(99,517,324)	(211,343,355)
Net increase (decrease) in net assets resulting from capital share transactions	72,749,453	37,448,790	(92,526,705)	70,844,998
Net increase (decrease) in net assets	72,708,983	37,320,187	203,243,744	(526,697,623)
NET ASSETS:
Beginning of year or period	523,177,250	485,857,063	1,751,346,328	2,278,043,951
End of year or period	$595,886,233	$523,177,250	$1,954,590,072	$1,751,346,328
See Accompanying Notes to Financial Statements
10

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$45,670,226	$76,695,622	$1,418,454	$1,302,102
Net realized gain (loss)	(121,031,578)	(207,133,694)	10,702,403	(28,856,002)
Net change in unrealized appreciation (depreciation)	137,690,536	(325,576,344)	10,534,109	(45,708,234)
Increase (decrease) in net assets resulting from operations	62,329,184	(456,014,416)	22,654,966	(73,262,134)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(3,078,125)	(5,940,318)	(4,770)	(2,087,689)
Class I	(12,790,325)	(25,058,778)	(1,010,099)	(72,381,833)
Class R6	—	—	(24,562)	(2,351,076)
Class S	(24,208,884)	(46,794,345)	(127,469)	(17,786,935)
Class S2	(121,746)	(275,856)	—	—
Total distributions	(40,199,080)	(78,069,297)	(1,166,900)	(94,607,533)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,449,987	66,605,167	4,014,121	9,445,343
Reinvestment of distributions	40,197,717	78,064,594	1,166,900	94,607,533
	74,647,704	144,669,761	5,181,021	104,052,876
Cost of shares redeemed	(173,870,007)	(422,234,910)	(35,356,728)	(82,795,189)
Net increase (decrease) in net assets resulting from capital share transactions	(99,222,303)	(277,565,149)	(30,175,707)	21,257,687
Net decrease in net assets	(77,092,199)	(811,648,862)	(8,687,641)	(146,611,980)
NET ASSETS:
Beginning of year or period	2,420,901,562	3,232,550,424	301,959,078	448,571,058
End of year or period	$2,343,809,363	$2,420,901,562	$293,271,437	$301,959,078
See Accompanying Notes to Financial Statements
11

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-23+	13.05	0.12•	1.11	1.23	0.25	0.06	—	0.31	—	13.97	9.49	0.78	0.70	0.70	1.70	301,468	83
12-31-22	18.43	0.24•	(3.36)	(3.12)	0.28	1.98	—	2.26	—	13.05	(17.24)	0.75	0.69	0.69	1.66	289,995	147
12-31-21	16.43	0.25•	2.31	2.56	0.29	0.27	—	0.56	—	18.43	15.92	0.74	0.69	0.69	1.42	385,538	101
12-31-20	15.71	0.29	1.22	1.51	0.36	0.43	—	0.79	—	16.43	10.85	0.76	0.69	0.69	1.83	370,828	96
12-31-19	14.10	0.33•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
Class S
06-30-23+	12.97	0.10•	1.10	1.20	0.20	0.06	—	0.26	—	13.91	9.34	1.03	0.95	0.95	1.44	1,853	83
12-31-22	18.32	0.20•	(3.34)	(3.14)	0.23	1.98	—	2.21	—	12.97	(17.47)	1.00	0.94	0.94	1.40	1,963	147
12-31-21	16.34	0.20•	2.31	2.51	0.26	0.27	—	0.53	—	18.32	15.62	0.99	0.94	0.94	1.16	2,924	101
12-31-20	15.62	0.23•	1.24	1.47	0.32	0.43	—	0.75	—	16.34	10.57	1.01	0.94	0.94	1.59	2,794	96
12-31-19	14.02	0.29•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-23+	11.01	0.16•	(0.09)	0.07	0.07	0.37	—	0.44	—	10.64	0.78	1.17	1.10	1.10	3.00	10,616	35
12-31-22	12.32	0.25•	(0.93)	(0.68)	0.24	0.39	—	0.63	—	11.01	(5.38)	1.15	1.10	1.10	2.23	11,235	68
12-31-21	10.46	0.21•	1.89	2.10	0.24	—	—	0.24	—	12.32	20.23	1.16	1.10	1.10	1.85	13,886	71
12-31-20	10.83	0.18	(0.35)	(0.17)	0.19	—	0.01	0.20	—	10.46	(1.27)	1.16	1.10	1.10	1.86	13,684	72
12-31-19	9.63	0.25	1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
Class I
06-30-23+	10.99	0.19•	(0.09)	0.10	0.09	0.37	—	0.46	—	10.63	1.01	0.67	0.60	0.60	3.50	121,549	35
12-31-22	12.30	0.30•	(0.92)	(0.62)	0.30	0.39	—	0.69	—	10.99	(4.90)	0.65	0.60	0.60	2.73	125,985	68
12-31-21	10.44	0.27•	1.89	2.16	0.30	—	—	0.30	—	12.30	20.87	0.66	0.60	0.60	2.35	144,785	71
12-31-20	10.82	0.23	(0.36)	(0.13)	0.24	—	0.01	0.25	—	10.44	(0.83)	0.66	0.60	0.60	2.36	129,379	72
12-31-19	9.62	0.30	1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
Class S
06-30-23+	11.05	0.17•	(0.09)	0.08	0.08	0.37	—	0.45	—	10.68	0.84	0.92	0.85	0.85	3.24	361,598	35
12-31-22	12.36	0.28•	(0.93)	(0.65)	0.27	0.39	—	0.66	—	11.05	(5.11)	0.90	0.85	0.85	2.48	392,545	68
12-31-21	10.49	0.24•	1.90	2.14	0.27	—	—	0.27	—	12.36	20.56	0.91	0.85	0.85	2.10	474,598	71
12-31-20	10.87	0.21	(0.37)	(0.16)	0.21	—	0.01	0.22	—	10.49	(1.09)	0.91	0.85	0.85	2.11	465,405	72
12-31-19	9.66	0.27	1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
See Accompanying Notes to Financial Statements
12

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio (continued)
Class S2
06-30-23+	10.89	0.17•	(0.09)	0.08	0.08	0.37	—	0.45	—	10.52	0.82	1.07	1.00	1.00	3.11	221	35
12-31-22	12.20	0.26•	(0.93)	(0.67)	0.25	0.39	—	0.64	—	10.89	(5.33)	1.05	1.00	1.00	2.34	223	68
12-31-21	10.35	0.22•	1.88	2.10	0.25	—	—	0.25	—	12.20	20.46	1.06	1.00	1.00	1.92	265	71
12-31-20	10.73	0.19	(0.36)	(0.17)	0.20	—	0.01	0.21	—	10.35	(1.25)	1.06	1.00	1.00	1.95	354	72
12-31-19	9.54	0.26•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
Class T
06-30-23+	11.02	0.15•	(0.08)	0.07	0.07	0.37	—	0.44	—	10.65	0.74	1.42	1.20	1.20	2.86	2,292	35
12-31-22	12.34	0.24•	(0.94)	(0.70)	0.23	0.39	—	0.62	—	11.02	(5.54)	1.40	1.20	1.20	2.14	2,703	68
12-31-21	10.47	0.20•	1.90	2.10	0.23	—	—	0.23	—	12.34	20.19	1.41	1.20	1.20	1.75	2,920	71
12-31-20	10.85	0.18	(0.37)	(0.19)	0.18	—	0.01	0.19	—	10.47	(1.48)	1.41	1.20	1.20	1.74	2,573	72
12-31-19	9.59	0.26•	1.69	1.95	0.17	0.52	—	0.69	—	10.85	21.05	1.35	1.20	1.20	2.56	3,232	63
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
Voya Government Money Market Portfolio
Class I
06-30-23+	1.00	0.02•	0.00*	0.02	0.02	—	—	0.02	—	1.00	2.19	0.51	0.46	0.46	4.39	595,833	—
12-31-22	1.00	0.01•	0.00*	0.01	0.01	—	—	0.01	—	1.00	1.39	0.50	0.35	0.35	1.43	523,130	—
12-31-21	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.50	0.05	0.05	0.00	485,800	—
12-31-20	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.29	0.51	0.17	0.17	0.20	569,945	—
12-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.96	0.39	0.34	0.34	1.86	469,271	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
Class S
06-30-23+	1.00	0.02•	0.00*	0.02	0.02	—	—	0.02	—	1.00	2.09	0.76	0.61	0.61	4.23	53	—
12-31-22	1.00	0.01•	0.00*	0.01	0.01	—	—	0.01	—	1.00	1.31	0.75	0.35	0.35	1.28	47	—
12-31-21	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.75	0.05	0.05	0.00	57	—
12-31-20	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.04	0.76	0.17	0.17	0.00	51	—
06-30-18(5)	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.57	0.64	0.49	0.49	1.14	46	—
Voya Growth and Income Portfolio
Class ADV
06-30-23+	16.21	0.06•	2.72	2.78	—	0.01	—	0.01	—	18.98	17.16	1.20	1.12	1.12	0.68	82,725	35
12-31-22	22.50	0.13•	(3.55)	(3.42)	0.14	2.73	—	2.87	—	16.21	(15.08)	1.18	1.11	1.11	0.64	73,784	56
12-31-21	29.29	0.13•	8.14	8.27	0.19	14.87	—	15.06	—	22.50	28.41	1.16	1.06	1.06	0.39	97,015	65
12-31-20	27.93	0.26	4.22	4.48	0.26	2.86	—	3.12	—	29.29	16.74	1.17	1.07	1.07	0.90	903,118	92
12-31-19	24.42	0.35	6.42	6.77	0.35	2.91	—	3.26	—	27.93	28.29	1.13	1.03	1.03	1.17	896,424	69
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
Class I
06-30-23+	16.88	0.10•	2.84	2.94	—	0.01	—	0.01	—	19.81	17.42	0.70	0.67	0.67	1.13	1,839,720	35
12-31-22	23.30	0.22•	(3.68)	(3.46)	0.23	2.73	—	2.96	—	16.88	(14.71)	0.68	0.66	0.66	1.09	1,644,921	56
12-31-21	29.90	0.29•	8.33	8.62	0.35	14.87	—	15.22	—	23.30	29.00	0.66	0.61	0.61	0.85	2,137,930	65
12-31-20	28.44	0.39	4.32	4.71	0.39	2.86	—	3.25	—	29.90	17.26	0.67	0.62	0.62	1.35	1,845,796	92
12-31-19	24.81	0.48	6.54	7.02	0.48	2.91	—	3.39	—	28.44	28.88	0.63	0.58	0.58	1.62	1,798,927	69
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
See Accompanying Notes to Financial Statements
13

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S
06-30-23+	16.23	0.08•	2.73	2.81	—	0.01	—	0.01	—	19.03	17.32	0.95	0.92	0.92	0.88	31,649	35
12-31-22	22.54	0.17•	(3.57)	(3.40)	0.18	2.73	—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20•	8.16	8.36	0.27	14.87	—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
12-31-20	27.96	0.32	4.22	4.54	0.32	2.86	—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
12-31-19	24.44	0.41	6.42	6.83	0.40	2.91	—	3.31	—	27.96	28.55	0.88	0.83	0.83	1.37	479,676	69
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
Class S2
06-30-23+	15.74	0.06•	2.64	2.70	—	0.01	—	0.01	—	18.43	17.16	1.10	1.07	1.07	0.73	497	35
12-31-22	21.97	0.13•	(3.47)	(3.34)	0.16	2.73	—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15•	8.03	8.18	0.22	14.87	—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
12-31-20	27.59	0.25•	4.19	4.44	0.29	2.86	—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
12-31-19	24.13	0.47	6.22	6.69	0.32	2.91	—	3.23	—	27.59	28.33	1.03	0.98	0.98	1.23	294	69
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
Voya Intermediate Bond Portfolio
Class ADV
06-30-23+	10.51	0.19•	0.07	0.26	0.16	—	—	0.16	—	10.61	2.50	1.08	1.03	1.03	3.52	199,006	167
12-31-22	12.68	0.28•	(2.16)	(1.88)	0.29	—	—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26•	(0.44)	(0.18)	0.25	0.00*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
12-31-20	12.94	0.32	0.61	0.93	0.38	0.30	—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
12-31-19	12.20	0.37	0.76	1.13	0.37	0.02	—	0.39	—	12.94	9.29	1.03	1.03	1.03	2.88	291,207	149
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
Class I
06-30-23+	10.63	0.22•	0.06	0.28	0.19	—	—	0.19	—	10.72	2.64	0.58	0.53	0.53	4.02	712,487	167
12-31-22	12.82	0.34•	(2.18)	(1.84)	0.35	—	—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33•	(0.45)	(0.12)	0.31	0.00*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
12-31-20	13.08	0.39	0.61	1.00	0.45	0.30	—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
12-31-19	12.33	0.44	0.77	1.21	0.44	0.02	—	0.46	—	13.08	9.85	0.53	0.53	0.53	3.38	1,023,645	149
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
Class S
06-30-23+	10.56	0.20•	0.07	0.27	0.18	—	—	0.18	—	10.65	2.52	0.83	0.78	0.78	3.77	1,424,748	167
12-31-22	12.74	0.31•	(2.17)	(1.86)	0.32	—	—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29•	(0.43)	(0.14)	0.28	0.00*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35	0.62	0.97	0.42	0.30	—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
12-31-19	12.25	0.40	0.76	1.16	0.40	0.02	—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
Class S2
06-30-23+	10.51	0.19•	0.08	0.27	0.17	—	—	0.17	—	10.61	2.55	0.98	0.93	0.93	3.63	7,568	167
12-31-22	12.69	0.29•	(2.17)	(1.88)	0.30	—	—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27•	(0.43)	(0.16)	0.26	0.00*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33	0.62	0.95	0.40	0.30	—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
12-31-19	12.20	0.38	0.76	1.14	0.38	0.02	—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
See Accompanying Notes to Financial Statements
14

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-23+	11.56	0.03•	0.84	0.87	0.01	—	—	0.01	—	12.42	7.51	1.45	1.36	1.36	0.52	7,965	106
12-31-22	19.74	(0.01)•	(3.40)	(3.41)	—	4.77	—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10)•	2.56	2.46	—	0.08	—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)	1.77	1.73	0.01	0.27	—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
12-31-19	14.86	(0.01)	3.55	3.54	0.00*	2.49	—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
Class I
06-30-23+	12.85	0.07•	0.93	1.00	0.06	—	—	0.06	—	13.79	7.84	0.95	0.86	0.86	1.01	220,195	106
12-31-22	21.22	0.06•	(3.66)	(3.60)	—	4.77	—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01)•	2.75	2.74	0.03	0.08	—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05	1.86	1.91	0.09	0.27	—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
12-31-19	15.75	0.07•	3.78	3.85	0.07	2.49	—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
Class R6
06-30-23+	12.87	0.07•	0.94	1.01	0.07	—	—	0.07	—	13.81	7.89	0.79	0.79	0.79	1.06	4,759	106
12-31-22	21.23	0.07•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	(0.00)*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	(0.00)*	14,790	129
12-31-20	17.04	0.03	1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
12-31-19	15.75	0.09•	3.76	3.85	0.07	2.49	—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
Class S
06-30-23+	12.23	0.05•	0.89	0.94	0.03	—	—	0.03	—	13.14	7.68	1.20	1.11	1.11	0.77	60,352	106
12-31-22	20.51	0.03•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	(0.00)*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134
12-31-19	15.30	0.03	3.66	3.69	0.02	2.49	—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

See Accompanying Notes to Financial Statements
15

Financial Highlights (continued)

(5)
Unaudited. There were no shares outstanding as of December 31, 2018 and December 31, 2019.

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global High Dividend Low Volatility Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eighteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time,

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2023, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $30,442 and $873,736, respectively, which represent the gross payments to be received by the Portfolios on OTC purchased options, forward foreign currency contracts, and forward premium swaptions were they to be unwound as of June 30, 2023. At June 30, 2023, Intermediate Bond received $760,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not receive any cash collateral at June 30, 2023.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2023, Balanced, Global High Dividend Low Volatility and Intermediate Bond had a liability position of $286,254, $18, and $8,300,275, respectively, on forward foreign currency contracts, forward premium swaptions, and OTC written options. If a contingent feature would have been triggered as of June 30, 2023, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2023, Intermediate Bond pledged $6,590,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced and Global High Dividend Low Volatility did not pledge any cash collateral at June 30, 2023.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2023, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$62,002	$51,101
Global High Dividend Low Volatility	—	43,214
Intermediate Bond	1,793,602	1,478,205
The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open forward foreign currency contracts at June 30, 2023.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2023, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2023, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$24,688,371	$9,784,509
Intermediate Bond	112,083,084	145,835,563
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2023.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2023, Balanced and Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Balanced and Intermediate Bond had average notional values of $1,845,000 and $54,088,500, respectively, on purchased foreign currency options. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at June 30, 2023.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2023, Balanced and Intermediate Bond had purchased forward premium swaptions with an average notional value of $2,251,000 and $59,243,133, respectively, to gain exposure to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2023.
During the period ended June 30, 2023, Balanced and Intermediate Bond had written forward premium swaptions with an average notional value of $11,344,000 and $324,014,000, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at June 30, 2023.
During the period ended June 30, 2023, Balanced and Intermediate Bond had purchased interest swaptions to gain exposure to manage duration and yield curve. Balanced and Intermediate Bond had average notional values of $2,007,000 and $57,914,300, respectively, on purchased interest swaptions. Please refer to the tables within the Portfolio of Investments for open purchased interest swaptions at period ended June 30, 2023.
During the period ended June 30, 2023, Balanced and Intermediate Bond had written interest rate swaptions to generate income. Balanced and Intermediate Bond had average notional values of $23,170,333 and $675,554,100, respectively, on written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2023.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2023.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2023, Intermediate Bond pledged $2,551,000 in cash collateral for open when-issued or delayed-delivery transactions.
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2023, Balanced and Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2023, Balanced and Intermediate Bond had an average notional amount of $2,460,000 and $65,569,973, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2023. Balanced did not have any open credit default swaps to buy protection at June 30, 2023.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2023, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2023, Balanced and Intermediate Bond had average notional amounts of $8,173,761 and $237,974,328, respectively, on Long interest rate swaps.
For the period ended June 30, 2023, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2023, Balanced and Intermediate Bond had average notional amounts of $8,764,780 and $255,561,911, respectively, on Short interest rate swaps.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2023.
At June 30, 2023, Balanced and Intermediate Bond had pledged $300,000 and $4,051,000, respectively, in cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore,

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$151,800,572	$164,918,259
Global High Dividend Low Volatility	179,804,283	213,548,720
Growth and Income	645,736,023	754,959,163
Intermediate Bond	931,111,606	912,803,331
Small Company	317,841,154	348,234,113
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$91,646,533	$93,816,111
Intermediate Bond	3,317,374,469	3,643,892,800
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company	0.75%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor has contractually agreed to waive 0.10% of average daily net assets attributable to distribution and/or

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

shareholder service fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Under the Plan for Class T shares of Global High Dividend Low Volatility, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global High Dividend Low Volatility’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global High Dividend Low Volatility, so that the actual fee paid by Class T shares of Global High Dividend Low Volatility is an annual rate of 0.35%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Class T shares of Global High Dividend Low Volatility are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global High Dividend Low Volatility. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2024. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2023, there were no waivers necessary to assist the Portfolio in maintaining a net yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2023, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2024	2025	2026	Total
Government Money Market	$2,164,406	$1,489,357	$—	$3,653,763
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.78%
	Intermediate Bond	10.79
	Small Company	6.48
Voya Retirement Insurance and Annuity Company	Balanced	87.23
	Global High Dividend Low Volatility	21.91
	Government Money Market	88.91
	Growth and Income	87.72
	Intermediate Bond	25.43
	Small Company	68.48
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced	$162,540
Global High Dividend Low Volatility	176,611
Government Money Market	343,909
Growth and Income	665,920
Intermediate Bond	586,939
Small Company	229,851
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company	1.36%	0.86%	0.86%	1.11%	N/A	N/A
Pursuant to a side letter agreement through May 1, 2024, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:
	June 30,
	2024	2025	2026	Total
Balanced	$231,150	$155,418	$232,735	$619,303
Growth and Income	—	—	415,761	415,761
Intermediate Bond	1,578,156	1,159,621	1,109,077	3,846,854
Small Company	1,021	229	—	1,250
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2023, are as follows:
	June 30,
	2024	2025	2026	Total
Small Company
Class ADV	$8,083	$5,813	$5,965	$19,861
Class I	396,537	227,107	187,758	811,402
Class S	91,275	53,793	46,929	191,997
The Expense Limitation Agreements are contractual through May 1, 2024, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2023:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	17	$1,815,471	5.86%
Global High Dividend Low Volatility	7	2,184,571	5.44
Growth and Income	6	1,182,500	5.62
Intermediate Bond	1	1,576,000	5.58
Small Company	5	2,656,000	5.71

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2023	55,587	—	486,979	(1,179,981)	(637,415)	759,368	—	6,549,871	(16,021,013)	(8,711,774)
12/31/2022	185,296	—	3,421,689	(2,301,808)	1,305,177	2,819,534	—	45,747,982	(33,400,115)	15,167,401
Class S
6/30/2023	1,226	—	2,545	(21,891)	(18,120)	16,604	—	34,101	(296,799)	(246,094)
12/31/2022	11,412	—	23,954	(43,657)	(8,291)	143,673	—	318,826	(631,288)	(168,789)
Global High Dividend Low Volatility
Class ADV
6/30/2023	19,346	—	41,894	(83,840)	(22,600)	209,090	—	442,603	(905,681)	(253,988)
12/31/2022	16,956	—	61,257	(184,355)	(106,142)	180,693	—	667,337	(2,066,643)	(1,218,613)
Class I
6/30/2023	89,512	—	494,182	(613,894)	(30,200)	973,262	—	5,215,495	(6,632,715)	(443,958)
12/31/2022	326,273	—	724,228	(1,352,821)	(302,320)	3,678,858	—	7,870,245	(15,192,450)	(3,643,347)
Class S
6/30/2023	322,487	—	1,434,313	(3,442,167)	(1,685,367)	3,490,244	—	15,216,263	(37,462,767)	(18,756,260)
12/31/2022	376,938	—	2,210,963	(5,437,256)	(2,849,355)	4,181,996	—	24,164,362	(60,741,884)	(32,395,526)
Class S2
6/30/2023	951	—	872	(1,210)	613	10,210	—	9,109	(13,065)	6,254
12/31/2022	1,764	—	1,278	(4,318)	(1,276)	19,793	—	13,783	(46,053)	(12,477)
Class T
6/30/2023	3,458	—	8,901	(42,335)	(29,976)	37,845	—	94,100	(469,845)	(337,900)
12/31/2022	48,107	—	13,286	(52,828)	8,565	528,564	—	144,852	(584,282)	89,134
Government Money Market
Class I
6/30/2023	109,368,113	—	9,436,244	(46,060,821)	72,743,536	109,368,113	—	9,436,244	(46,060,821)	72,743,536
12/31/2022	129,987,093	—	7,143,365	(99,672,054)	37,458,404	129,987,093	—	7,143,365	(99,672,054)	37,458,404
Class S
6/30/2023	5,362	—	882	(327)	5,917	5,362	—	882	(327)	5,917
12/31/2022	—	—	632	(10,246)	(9,614)	—	—	632	(10,246)	(9,614)
Growth and Income
Class ADV
6/30/2023	57,281	—	2,538	(254,194)	(194,375)	1,005,272	—	44,537	(4,455,080)	(3,405,271)
12/31/2022	89,714	—	701,147	(549,183)	241,678	1,744,478	—	11,552,104	(10,786,680)	2,509,902
Class I
6/30/2023	235,999	—	51,922	(4,887,666)	(4,599,745)	4,143,748	—	950,167	(88,750,361)	(83,656,446)
12/31/2022	356,954	—	14,845,877	(9,488,760)	5,714,071	7,346,879	—	254,309,052	(194,304,240)	67,351,691
Class S
6/30/2023	47,345	—	983	(370,739)	(322,411)	817,608	—	17,292	(6,311,835)	(5,476,935)
12/31/2022	101,772	—	309,290	(316,213)	94,849	2,046,477	—	5,105,764	(6,231,336)	920,905
Class S2
6/30/2023	699	—	16	(3)	712	11,725	—	270	(48)	11,947
12/31/2022	974	—	4,075	(1,018)	4,031	18,525	—	65,074	(21,099)	62,500
30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Intermediate Bond
Class ADV
6/30/2023	343,329	—	287,708	(1,246,215)	(615,178)	3,661,130	—	3,078,125	(13,342,690)	(6,603,435)
12/31/2022	388,133	—	537,652	(3,981,195)	(3,055,410)	4,351,777	—	5,940,318	(45,010,028)	(34,717,933)
Class I
6/30/2023	1,462,305	—	1,182,212	(4,689,151)	(2,044,634)	15,788,705	—	12,788,960	(50,614,875)	(22,037,210)
12/31/2022	1,874,834	—	2,239,599	(11,745,805)	(7,631,372)	21,338,764	—	25,054,075	(134,010,620)	(87,617,781)
Class S
6/30/2023	1,330,242	—	2,253,749	(10,147,437)	(6,563,446)	14,209,106	—	24,208,886	(108,877,826)	(70,459,834)
12/31/2022	3,420,335	—	4,217,193	(20,892,595)	(13,255,067)	39,204,519	—	46,794,345	(235,570,847)	(149,571,983)
Class S2
6/30/2023	73,892	—	11,377	(96,279)	(11,010)	791,046	—	121,746	(1,034,616)	(121,824)
12/31/2022	147,912	—	24,758	(675,555)	(502,885)	1,710,107	—	275,856	(7,643,415)	(5,657,452)
Small Company
Class ADV
6/30/2023	42,088	—	417	(49,723)	(7,218)	511,835	—	4,770	(587,952)	(71,347)
12/31/2022	93,588	—	182,331	(74,703)	201,216	1,345,402	—	2,087,689	(1,182,348)	2,250,743
Class I
6/30/2023	143,340	—	79,598	(1,920,452)	(1,697,514)	1,976,216	—	1,010,099	(25,984,659)	(22,998,344)
12/31/2022	314,217	—	5,703,848	(4,592,673)	1,425,392	4,937,868	—	72,381,833	(65,801,276)	11,518,425
Class R6
6/30/2023	7,961	—	1,934	(322,840)	(312,945)	105,212	—	24,562	(4,291,946)	(4,162,172)
12/31/2022	72,530	—	184,978	(296,548)	(39,040)	966,409	—	2,351,076	(5,246,690)	(1,929,205)
Class S
6/30/2023	109,793	—	10,535	(352,466)	(232,138)	1,420,858	—	127,469	(4,492,171)	(2,943,844)
12/31/2022	155,377	—	1,469,995	(723,542)	901,830	2,195,664	—	17,786,935	(10,564,875)	9,417,724
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2023:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$125,482	$(125,482)	$—
Barclays Capital Inc.	62,190	(62,190)	—
BMO Capital Markets Corp	371,079	(371,079)	—
BNP Paribas	56,463	(56,463)	—
BofA Securities Inc	36,990	(36,990)	—
Canadian Imperial Bank of Commerce	24,991	(24,991)	—
Citigroup Global Markets Inc.	91,260	(91,260)	—
Citigroup Global Markets Limited	109,401	(109,401)	—
Goldman, Sachs & Co. LLC	40,539	(40,539)	—
HSBC Bank PLC	72,927	(72,927)	—
J.P. Morgan Securities LLC	243,411	(243,411)	—
JP Morgan Securities Plc.	147,953	(147,953)	—
Merrill Lynch International	101,023	(101,023)	—
Morgan Stanley & Co. LLC	55,108	(55,108)	—
MUFG Securities Americas Inc.	50,166	(50,166)	—
National Financial Services LLC	93,294	(93,294)	—
RBC Capital Markets, LLC	3,134,197	(3,134,197)	—
State Street Bank and Trust Company	6,973	(6,973)	—
TD Prime Services LLC	25,667	(25,667)	—
TD Securities INC	35,312	(35,312)	—
Truist Securities INC	10,841	(10,841)	—
US Bancorp Investments	31,261	(31,261)	—
Wells Fargo Securities LLC	8,074	(8,074)	—
Total	$4,934,602	$(4,934,602)	$—

(1)
Cash collateral with a fair value of $5,134,077 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatiliy
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$993,118	$(993,118)	$—
Citigroup Global Markets Limited	1,850,944	(1,850,944)	—
Goldman Sachs International	1,094,486	(1,094,486)	—
Merrill Lynch International	3,240,573	(3,240,573)	—
State Street Bank and Trust Company	306,441	(306,441)	—
Total	$7,485,562	$(7,485,562)	$—

(1)
Cash collateral with a fair value of $7,989,200 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$3,503,836	$(3,503,836)	$—
Total	$3,503,836	$(3,503,836)	$—

(1)
Cash collateral with a fair value of $3,597,461 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$2,125,822	$(2,125,822)	$—
Barclays Capital Inc.	571,329	(571,329)	—
BMO Capital Markets Corp	8,149,083	(8,149,083)	—
Citigroup Global Markets Inc.	1,006	(1,006)	—
Daiwa Capital Markets America Inc.	157,280	(157,280)	—
Goldman, Sachs & Co. LLC	618,125	(618,125)	—
J.P. Morgan Securities LLC	747,914	(747,914)	—
Morgan Stanley & Co. LLC	96,559	(96,559)	—
MUFG Securities Americas Inc.	283,568	(283,568)	—
National Bank Financial Inc	338,528	(338,528)	—
Nomura Securities International, Inc.	563,684	(563,684)	—
RBC Capital Markets, LLC	309,006	(309,006)	—
State Street Bank and Trust Company	4,201	(4,201)	—
US Bancorp Investments	1,287,106	(1,287,106)	—
Wells Fargo Bank NA	323,187	(323,187)	—
Total	$15,576,398	$(15,576,398)	$—

(1)
Cash collateral with a fair value of $16,023,437 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$48,395	$(48,395)	$—
BofA Securities Inc	2,751,519	(2,751,519)	—
National Financial Services LLC	637,007	(637,007)	—
Total	$3,436,921	$(3,436,921)	$—

(1)
Cash collateral with a fair value of $3,541,532 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain	Return of Capital
Balanced	$15,899,870	$30,166,938	$9,669,879	$2,523,250	$—
Global High Dividend Low Volatility	23,880,547	8,980,032	14,804,319	—	—
Government Money Market	7,146,615	—	436,020	—	—
Growth and Income	39,602,466	231,816,376	246,652,811	714,105,669	—
Intermediate Bond	78,069,297	—	75,114,307	91,902	20,114,377
Small Company	55,293,825	39,313,708	2,424,704	—	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Total Distributable Earnings/(Loss)
				Amount	Character	Expiration
Balanced	$5,347,809	$1,229,251	$(9,058,007)	—	—	—	$(2,480,947)
Global High Dividend Low Volatility	—	17,174,337	28,264,019	—	—	—	45,438,356
Government Money Market	—	—	—	(128,579)	Short-term	None	(128,610)
				(31)	Long-term	None
				$(128,610)
Growth and Income	—	1,590,052	149,271,843	—	—	—	150,861,895
Intermediate Bond	1,168,842	—	(297,209,775)	(75,223,112)	Short-term	None	(508,632,862)
				(137,368,817)	Long-term	None
				$(212,591,929)
Small Company	1,217,709	—	(29,973,256)	(9,089,991)	Short-term	None	(37,845,538)
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2023, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the
administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rate ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer would be representative

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 15 — MARKET DISRUPTION (continued)

individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.
NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2023, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	$0.0880	July 5, 2023	June 30, 2023
Class I	$0.1014	July 5, 2023	June 30, 2023
Class S	$0.0947	July 5, 2023	June 30, 2023
Class S2	$0.0911	July 5, 2023	June 30, 2023
Class T	$0.0854	July 5, 2023	June 30, 2023
Government Money Market
Class I	$0.0041	August 1, 2023	Daily
Class S	$0.0039	August 1, 2023	Daily
Intermediate Bond
Class ADV	$0.0334	August 1, 2023	Daily
Class I	$0.0383	August 1, 2023	Daily
Class S	$0.0358	August 1, 2023	Daily
Class S2	$0.0343	August 1, 2023	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

35

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 36.3%
	Communication Services: 2.3%
4,000 (1)	Adevinta ASA	$26,285	0.0
20,958 (1)	Alphabet, Inc. - Class A	2,508,673	0.8
54	Cable One, Inc.	35,482	0.0
16,759	Comcast Corp. - Class A	696,336	0.3
1,617	Electronic Arts, Inc.	209,725	0.1
5,992	Iridium Communications, Inc.	372,223	0.1
5,000	KDDI Corp.	154,416	0.1
8,596	Koninklijke KPN NV	30,688	0.0
2,703 (1)	Live Nation Entertainment, Inc.	246,270	0.1
4,331 (1)	Meta Platforms, Inc.	1,242,910	0.4
1,532 (1)	NetFlix, Inc.	674,831	0.2
483	Nexstar Media Group, Inc.	80,444	0.0
40,000	Nippon Telegraph & Telephone Corp.	47,332	0.0
777	Publicis Groupe	62,359	0.1
817 (2)	Scout24 SE	51,770	0.0
142 (1)	Sea Ltd. ADR	8,242	0.0
8,900	Singapore Telecommunications Ltd.	16,484	0.0
1,200	SoftBank Group Corp.	56,592	0.0
484 (1)	Spotify Technology SA	77,706	0.0
1,790	TEGNA, Inc.	29,070	0.0
10,716	Telefonica S.A.	43,507	0.0
19,796	Telia Co. AB	43,429	0.0
9,253	Telstra Group Ltd.	26,544	0.0
1,131 (1)	Trade Desk, Inc./The	87,336	0.1
584 (1)	TripAdvisor, Inc.	9,630	0.0
6,077	Vivendi SE	55,790	0.0
2,034	WPP PLC	21,320	0.0
168 (1)	Ziff Davis, Inc.	11,770	0.0
1,329 (1)	ZoomInfo Technologies, Inc.	33,743	0.0
		6,960,907	2.3
	Consumer Discretionary: 4.3%
8,054	ADT, Inc.	48,566	0.0
14,218 (1)	Amazon.com, Inc.	1,853,458	0.6
1,826	Aramark	78,609	0.0
3,732	Aristocrat Leisure Ltd.	96,558	0.1
938 (1)	Autonation, Inc.	154,404	0.1
4,843	BorgWarner, Inc.	236,871	0.1
2,556	Boyd Gaming Corp.	177,310	0.1
527	Brunswick Corp.	45,659	0.0
2,342	Burberry Group PLC	63,196	0.0
233 (1)	Caesars Entertainment, Inc.	11,876	0.0
938	Cie Financiere Richemont SA	159,336	0.1
4,914 (1)	Coupang, Inc.	85,504	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
823 (1)	CROCS, Inc.	$92,538	0.0
840	D.R. Horton, Inc.	102,220	0.0
215 (1)	Deckers Outdoor Corp.	113,447	0.1
609	Dick’s Sporting Goods, Inc.	80,504	0.0
2,382	eBay, Inc.	106,452	0.0
2,428	Entain PLC	39,260	0.0
592 (1)	Etsy, Inc.	50,089	0.0
398 (2)	Evolution AB	50,436	0.0
31	Ferrari NV	10,135	0.0
1,048 (1)	Five Below, Inc.	205,974	0.1
13,003	Ford Motor Co.	196,735	0.1
123 (1)	Fox Factory Holding Corp.	13,347	0.0
516 (1)	GameStop Corp.	12,513	0.0
9,794	General Motors Co.	377,657	0.1
6,568	Gentex Corp.	192,180	0.1
96,500	Genting Singapore Ltd.	67,287	0.0
1,765	Genuine Parts Co.	298,691	0.1
3,854 (1)	Goodyear Tire & Rubber Co.	52,723	0.0
20	Graham Holdings Co.	11,430	0.0
487 (1)	Grand Canyon Education, Inc.	50,263	0.0
1,177	H&R Block, Inc.	37,511	0.0
1,991	Harley-Davidson, Inc.	70,103	0.0
9	Hermes International	19,564	0.0
5,597 (1)	Hilton Grand Vacations, Inc.	254,328	0.1
512	Home Depot, Inc.	159,048	0.1
5,300	Honda Motor Co., Ltd.	160,557	0.1
4,540	Industria de Diseno Textil SA	176,097	0.1
547 (1)(2)	Just Eat Takeaway.com NV	8,385	0.0
1,223	Kohl’s Corp.	28,190	0.0
1,788 (2)	La Francaise des Jeux SAEM	70,374	0.0
955	Lear Corp.	137,090	0.1
338	Leggett & Platt, Inc.	10,012	0.0
1,340 (1)	Light & Wonder, Inc.	92,138	0.0
31	Lithia Motors, Inc.	9,427	0.0
8,115	LKQ Corp.	472,861	0.2
399 (1)	Lululemon Athletica, Inc.	151,021	0.1
160	LVMH Moet Hennessy Louis Vuitton SE	150,866	0.1
6,438	Macy’s, Inc.	103,330	0.0
628	Marriott Vacations Worldwide Corp.	77,068	0.0
4,574 (1)	Mattel, Inc.	89,376	0.0
2,642	McDonald’s Corp.	788,399	0.3

See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
7,281	MGM Resorts International	$319,782	0.1
760	Moncler SpA	52,583	0.0
146	Murphy USA, Inc.	45,422	0.0
5,572	Nike, Inc. - Class B	614,982	0.2
2,500	Nissan Motor Co., Ltd.	10,260	0.0
7,022 (3)	Nordstrom, Inc.	143,740	0.1
11 (1)	NVR, Inc.	69,857	0.0
732 (1)	Ollie’s Bargain Outlet Holdings, Inc.	42,405	0.0
300	Open House Group Co. Ltd.	10,830	0.0
4,500	Panasonic Holdings Corp.	55,179	0.0
1,165	Pandora A/S	104,130	0.1
8,387 (1)	Penn Entertainment, Inc.	201,540	0.1
176 (1)	Planet Fitness, Inc.	11,869	0.0
924	PVH Corp.	78,512	0.0
501	Ralph Lauren Corp.	61,773	0.0
4,200	Sekisui Chemical Co., Ltd.	60,678	0.0
4,400	Sekisui House Ltd.	88,878	0.0
2,200 (1)	Sharp Corp.	12,337	0.0
200	Sony Group Corp.	18,054	0.0
3,500	Subaru Corp.	65,918	0.0
2,652 (1)	Taylor Morrison Home Corp.	129,338	0.1
5,153 (1)	Tesla, Inc.	1,348,901	0.5
235	Thor Industries, Inc.	24,322	0.0
547	TJX Cos., Inc.	46,380	0.0
424 (1)	TopBuild Corp.	112,792	0.0
4,100	Toyota Motor Corp.	65,896	0.0
2,047	Travel + Leisure Co.	82,576	0.0
81 (1)	Ulta Beauty, Inc.	38,118	0.0
7,725 (1)	Under Armour, Inc. - Class A	55,774	0.0
500	USS Co., Ltd.	8,278	0.0
2,351	Valeo	50,521	0.0
15,006	Wendy’s Company	326,381	0.1
561	Williams-Sonoma, Inc.	70,204	0.0
155	Wingstop, Inc.	31,025	0.0
1,905	Wynn Resorts Ltd.	201,187	0.1
1,632 (1)(2)	Zalando SE	47,066	0.0
1,600	ZOZO, Inc.	33,191	0.0
		12,941,652	4.3
	Consumer Staples: 2.5%
7,243 (1)	BellRing Brands, Inc.	265,094	0.1
148 (1)	BJ’s Wholesale Club Holdings, Inc.	9,326	0.0
167 (1)	Boston Beer Co., Inc.	51,509	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
5,666	British American Tobacco PLC	$188,256	0.1
2,692	Carrefour S.A.	51,016	0.0
760 (1)(3)	Celsius Holdings, Inc.	113,384	0.0
1,706	Church & Dwight Co., Inc.	170,992	0.1
861	Coca-Cola Co.	51,849	0.0
406	Coca-Cola Consolidated, Inc.	258,224	0.1
308	Coca-Cola European Partners PLC - USD	19,844	0.0
2,041	Coca-Cola HBC AG	60,883	0.0
3,289	Coles Group Ltd.	40,385	0.0
3,423	Colgate-Palmolive Co.	263,708	0.1
1,480	Costco Wholesale Corp.	796,802	0.3
2,416 (1)	Darling Ingredients, Inc.	154,117	0.1
1,211	Diageo PLC	52,062	0.0
960	Flowers Foods, Inc.	23,885	0.0
2,020	Haleon PLC	8,291	0.0
1,310	Heineken Holding NV	113,999	0.1
568 (1)	HelloFresh SE	14,048	0.0
4,142	Imperial Brands PLC	91,681	0.0
716	Ingredion, Inc.	75,860	0.0
6,684	J Sainsbury Plc	22,849	0.0
6,200 (3)	Japan Tobacco, Inc.	135,817	0.1
4,125	Kimberly-Clark Corp.	569,498	0.2
1,600	Kobayashi Pharmaceutical Co., Ltd.	86,998	0.0
1,273	Koninklijke Ahold Delhaize NV	43,401	0.0
834	Kroger Co.	39,198	0.0
122	L’Oreal S.A.	56,910	0.0
8,303	Mondelez International, Inc.	605,621	0.2
2,615	Mowi ASA	41,490	0.0
2,071	Nestle SA	249,124	0.1
5,351	PepsiCo, Inc.	991,112	0.3
6,407 (1)	Performance Food Group Co.	385,958	0.1
509 (3)	Pernod Ricard SA	112,476	0.1
4,488	Philip Morris International, Inc.	438,119	0.2
1,727	Procter & Gamble Co.	262,055	0.1
33,262	Tesco PLC	104,927	0.0
5,524	Treasury Wine Estates Ltd.	41,426	0.0
446	Unilever PLC	23,246	0.0
179	Unilever PLC - ULVRL	9,321	0.0
8,044 (1)	US Foods Holding Corp.	353,936	0.1
85,500 (2)	WH Group Ltd.	45,535	0.0

See Accompanying Notes to Financial Statements
37

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
300	Yakult Honsha Co., Ltd.	$18,974	0.0
		7,513,206	2.5
	Energy: 1.5%
2,399	Aker BP ASA	56,284	0.0
1,756	Ampol Ltd.	35,079	0.0
1,134 (1)	Antero Resources Corp.	26,116	0.0
9,234	Baker Hughes Co.	291,887	0.1
33,433	BP PLC	194,660	0.1
1,010	ChampionX Corp.	31,350	0.0
1,511	Cheniere Energy, Inc.	230,216	0.1
394	Chevron Corp.	61,996	0.0
3,059 (1)	CNX Resources Corp.	54,206	0.0
1,910	ConocoPhillips	197,895	0.1
2,388	Diamondback Energy, Inc.	313,688	0.1
332	DT Midstream, Inc.	16,457	0.0
3,621	EOG Resources, Inc.	414,387	0.2
702	EQT Corp.	28,873	0.0
699	Equinor ASA	20,354	0.0
19,854	Equitrans Midstream Corp.	189,804	0.1
5,331	Exxon Mobil Corp.	571,750	0.2
652	Halliburton Co.	21,510	0.0
754	HF Sinclair Corp.	33,636	0.0
1,208	Matador Resources Co.	63,203	0.0
1,494	Murphy Oil Corp.	57,220	0.0
5,964	New Fortress Energy, Inc.	159,716	0.1
418	OMV AG	17,749	0.0
344	Ovintiv, Inc.	13,096	0.0
2,783	PBF Energy, Inc.	113,936	0.1
617	PDC Energy, Inc.	43,893	0.0
3,229	Phillips 66	307,982	0.1
441	Pioneer Natural Resources Co.	91,366	0.0
2,871	Range Resources Corp.	84,407	0.0
6,371 (3)	Repsol SA	92,660	0.0
5,663	Shell PLC	168,937	0.1
1,634 (1)	Southwestern Energy Co.	9,820	0.0
1,002	Targa Resources Corp.	76,252	0.0
1,343	TotalEnergies SE	77,095	0.0
2,492	Valero Energy Corp.	292,312	0.1
		4,459,792	1.5
	Financials: 4.9%
3,006	3i Group PLC	74,510	0.0
2,108 (2)	ABN AMRO Bank NV	32,765	0.0
27 (1)(2)	Adyen NV	46,755	0.0
768	Affiliated Managers Group, Inc.	115,116	0.1
3,200	AIA Group Ltd.	32,501	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
641	American Financial Group, Inc.	$76,119	0.0
5,149	American International Group, Inc.	296,273	0.1
1,324	Ameriprise Financial, Inc.	439,780	0.2
732 (2)	Amundi SA	43,246	0.0
803	Annaly Capital Management, Inc.	16,068	0.0
1,792	Aon PLC	618,598	0.2
178	Ares Management Corp.	17,150	0.0
282	Assured Guaranty Ltd.	15,736	0.0
5,511	AXA S.A.	162,858	0.1
1,439	Axis Capital Holdings Ltd.	77,461	0.0
12,325	Banco Bilbao Vizcaya Argentaria SA	94,690	0.0
9,432	Bank of America Corp.	270,604	0.1
1,690 (3)	Bank OZK	67,870	0.0
61,453	Barclays PLC	120,054	0.1
2,058 (1)	Berkshire Hathaway, Inc. - Class B	701,778	0.2
2,899	BNP Paribas	182,945	0.1
4,159	Charles Schwab Corp.	235,732	0.1
9,067	Citigroup, Inc.	417,445	0.1
4,490	Citizens Financial Group, Inc.	117,099	0.1
3,337	CNO Financial Group, Inc.	78,987	0.0
1,870	Commerce Bancshares, Inc.	91,069	0.0
5,463	Commerzbank AG	60,562	0.0
156	Commonwealth Bank of Australia	10,444	0.0
129	Cullen/Frost Bankers, Inc.	13,871	0.0
2,053 (1)	Danske Bank A/S	50,004	0.0
8,854	Deutsche Bank AG	93,080	0.0
1,936	East West Bancorp, Inc.	102,201	0.0
556	Edenred	37,243	0.0
871	Essent Group Ltd.	40,763	0.0
633	Evercore, Inc.	78,232	0.0
1,903	FinecoBank Banca Fineco SpA	25,616	0.0
774	First American Financial Corp.	44,133	0.0
1,244	First Financial Bankshares, Inc.	35,442	0.0
1,559	First Hawaiian, Inc.	28,078	0.0
1,480	FNB Corp.	16,931	0.0

See Accompanying Notes to Financial Statements
38

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
581	Gjensidige Forsikring ASA	$9,308	0.0
782	Goldman Sachs Group, Inc.	252,226	0.1
5,020	Hancock Whitney Corp.	192,668	0.1
5,430	Hartford Financial Services Group, Inc.	391,069	0.1
7,262	HSBC Holdings PLC	57,500	0.0
3,987	Industrivarden AB-Class A	110,576	0.0
783	ING Groep NV	10,556	0.0
1,115	International Bancshares Corp.	49,283	0.0
59,289	Intesa Sanpaolo SpA	155,441	0.1
722	Investor AB-B SHS	14,444	0.0
5,300	JPMorgan Chase & Co.	770,832	0.3
437	Julius Baer Group Ltd.	27,578	0.0
206	Kemper Corp.	9,942	0.0
29,331	Legal & General Group PLC	84,922	0.0
105,891	Lloyds Banking Group Plc	58,701	0.0
7,600	Loews Corp.	451,288	0.2
390	London Stock Exchange Group PLC	41,509	0.0
790	MarketAxess Holdings, Inc.	206,522	0.1
3,770	Marsh & McLennan Cos., Inc.	709,062	0.2
1,220	Mastercard, Inc. - Class A	479,826	0.2
6,046	MGIC Investment Corp.	95,466	0.0
16,800	Mitsubishi UFJ Financial Group, Inc.	123,834	0.1
1,496	Morgan Stanley	127,758	0.1
5,385	National Australia Bank Ltd.	94,711	0.0
36,986	NatWest Group PLC	113,048	0.1
2,778	NN Group NV	102,835	0.0
6,217	Nordea Bank Abp	67,720	0.0
5,378	Old Republic International Corp.	135,364	0.1
475	OneMain Holdings, Inc.	20,753	0.0
7,600	ORIX Corp.	138,595	0.1
6,432 (1)	PayPal Holdings, Inc.	429,207	0.2
1,137	Pinnacle Financial Partners, Inc.	64,411	0.0
1,220	Prosperity Bancshares, Inc.	68,906	0.0
5,268	QBE Insurance Group Ltd.	55,002	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
661	Reinsurance Group of America, Inc.	$91,674	0.0
31,886	Rithm Capital Corp.	298,134	0.1
216	RLI Corp.	29,478	0.0
2,300	Sompo Holdings, Inc.	103,199	0.0
1,209	Standard Chartered PLC	10,518	0.0
4,228 (3)	Starwood Property Trust, Inc.	82,023	0.0
1,747	State Street Corp.	127,845	0.1
1,324	Stifel Financial Corp.	79,003	0.0
3,400	Sumitomo Mitsui Financial Group, Inc.	145,722	0.1
3,153	Swedbank AB	53,210	0.0
1,944	Synchrony Financial	65,940	0.0
789	Synovus Financial Corp.	23,867	0.0
6,600	Tokio Marine Holdings, Inc.	152,154	0.1
3,691	UMB Financial Corp.	224,782	0.1
3,766	UniCredit SpA	87,573	0.0
6,221	Unum Group	296,742	0.1
5,640	US Bancorp	186,346	0.1
3,887	Virtu Financial, Inc.	66,429	0.0
2,497	Visa, Inc. - Class A	592,988	0.2
245	Webster Financial Corp.	9,249	0.0
15,413	Wells Fargo & Co.	657,827	0.2
1,388	Willis Towers Watson PLC	326,874	0.1
1,405	Wintrust Financial Corp.	102,031	0.0
1,105 (1)	Wise PLC	9,236	0.0
736	Zions Bancorp NA	19,769	0.0
335	Zurich Insurance Group AG	159,356	0.1
		14,802,641	4.9
	Health Care: 4.7%
588	Abbott Laboratories	64,104	0.0
1,019	AbbVie, Inc.	137,290	0.0
3,201	Agilent Technologies, Inc.	384,920	0.1
1,223	Alcon, Inc.	101,463	0.1
227 (1)	Amedisys, Inc.	20,757	0.0
515 (1)	Arrowhead Pharmaceuticals, Inc.	18,365	0.0
2,800	Astellas Pharma, Inc.	41,699	0.0
877	AstraZeneca PLC	125,722	0.1
9,707	Bristol-Myers Squibb Co.	620,763	0.2
349	Bruker Corp.	25,798	0.0
212	Cardinal Health, Inc.	20,049	0.0
4,130 (1)	Centene Corp.	278,568	0.1
1,500	Chugai Pharmaceutical Co., Ltd.	42,719	0.0
723	Cigna Corp.	202,874	0.1

See Accompanying Notes to Financial Statements
39

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
416	Cochlear Ltd.	$63,735	0.0
106	CSL Ltd.	19,629	0.0
4,604	CVS Health Corp.	318,275	0.1
1,187	Danaher Corp.	284,880	0.1
1,136 (1)	DexCom, Inc.	145,987	0.0
2,266 (1)(3)	Doximity, Inc.	77,089	0.0
2,679 (1)	Edwards Lifesciences Corp.	252,710	0.1
1,064	Elevance Health, Inc.	472,725	0.2
703	Eli Lilly & Co.	329,693	0.1
10,641 (1)	Exelixis, Inc.	203,349	0.1
5,860	Gilead Sciences, Inc.	451,630	0.2
1,408 (1)	Globus Medical, Inc.	83,832	0.0
7,041	GSK PLC	124,785	0.1
558 (1)	Haemonetics Corp.	47,508	0.0
1,447 (1)	Halozyme Therapeutics, Inc.	52,193	0.0
3,898	Hikma Pharmaceuticals PLC	93,805	0.0
2,081 (1)	Hologic, Inc.	168,499	0.1
1,100	Hoya Corp.	131,633	0.1
617	Humana, Inc.	275,879	0.1
2,685 (1)	Inari Medical, Inc.	156,106	0.1
4,545 (1)	Incyte Corp., Ltd.	282,926	0.1
774 (1)	Inspire Medical Systems, Inc.	251,271	0.1
699	Ipsen SA	84,143	0.0
755 (1)	Jazz Pharmaceuticals PLC	93,597	0.0
5,186	Johnson & Johnson	858,387	0.3
1,500	Kyowa Kirin Co., Ltd.	27,803	0.0
2,510 (1)	Lantheus Holdings, Inc.	210,639	0.1
1,207 (1)	LivaNova PLC	62,076	0.0
80 (1)	Masimo Corp.	13,164	0.0
609	McKesson Corp.	260,232	0.1
415 (1)	Medpace Holdings, Inc.	99,671	0.0
2,803	Medtronic PLC	246,944	0.1
7,055	Merck & Co., Inc.	814,076	0.3
116	Merck KGaA	19,201	0.0
117 (1)	Mettler Toledo International, Inc.	153,462	0.1
471 (1)	Molina Healthcare, Inc.	141,884	0.0
2,557 (1)	Neurocrine Biosciences, Inc.	241,125	0.1
1,965	Novartis AG	198,110	0.1
1,678	Novo Nordisk A/S	271,064	0.1
3,000	Olympus Corp.	47,476	0.0
551 (1)	Omnicell, Inc.	40,592	0.0
4,200	Ono Pharmaceutical Co., Ltd.	75,782	0.0
1,432 (1)	Option Care Health, Inc.	46,526	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
900	Otsuka Holdings Co. Ltd.	$33,013	0.0
2,469	Patterson Cos., Inc.	82,119	0.0
91 (1)	Penumbra, Inc.	31,309	0.0
5,120	Pfizer, Inc.	187,802	0.1
1,879 (1)	Progyny, Inc.	73,920	0.0
271 (1)	QuidelOrtho Corp.	22,455	0.0
503 (1)	Regeneron Pharmaceuticals, Inc.	361,426	0.1
973	Roche Holding AG-GENUSSCHEIN	297,222	0.1
1,580	Sanofi	170,097	0.1
876 (1)	Shockwave Medical, Inc.	250,019	0.1
293	Sonova Holding AG - Reg	78,183	0.0
803 (1)	Staar Surgical Co.	42,214	0.0
632 (1)	Swedish Orphan Biovitrum AB	12,353	0.0
3,200	Takeda Pharmaceutical Co., Ltd.	100,552	0.0
149 (1)	Tenet Healthcare Corp.	12,126	0.0
1,000	Terumo Corp.	31,850	0.0
803	Thermo Fisher Scientific, Inc.	418,965	0.1
683	UCB S.A.	60,554	0.0
291 (1)	United Therapeutics Corp.	64,238	0.0
1,617	UnitedHealth Group, Inc.	777,195	0.3
694 (1)	Veeva Systems, Inc.	137,225	0.0
1,343 (1)	Vertex Pharmaceuticals, Inc.	472,615	0.2
		14,096,636	4.7
	Industrials: 4.4%
260	ABB Ltd.	10,229	0.0
2,441	ACS Actividades de Construccion y Servicios SA	85,835	0.0
1,581	Acuity Brands, Inc.	257,829	0.1
362	Advanced Drainage Systems, Inc.	41,188	0.0
4,706	AECOM	398,551	0.1
456 (2)	Aena SME SA	73,802	0.0
400 (3)	AGC, Inc.	14,390	0.0
468	AGCO Corp.	61,505	0.0
554	Alfa Laval AB	20,209	0.0
8,123 (1)	American Airlines Group, Inc.	145,727	0.1
606	Ametek, Inc.	98,099	0.0
26	AP Moller - Maersk A/S - Class B	45,714	0.0
4,254	Atlas Copco AB - A Shares	61,415	0.0

See Accompanying Notes to Financial Statements
40

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
26,930	Aurizon Holdings Ltd.	$70,455	0.0
1,735	Automatic Data Processing, Inc.	381,336	0.1
350 (1)	Avis Budget Group, Inc.	80,034	0.0
2,532	BAE Systems PLC	29,856	0.0
4,065	Brambles Ltd.	39,087	0.0
613	Brenntag SE	47,825	0.0
1,759 (1)	Builders FirstSource, Inc.	239,224	0.1
162	Carlisle Cos., Inc.	41,558	0.0
2,811	Carrier Global Corp.	139,735	0.1
113 (1)	Chart Industries, Inc.	18,056	0.0
2,342	Cie de Saint-Gobain	142,596	0.1
942	Cintas Corp.	468,249	0.2
3,500	CK Hutchison Holdings Ltd.	21,362	0.0
8,376 (1)	Clarivate PLC	79,823	0.0
685 (1)	Clean Harbors, Inc.	112,635	0.0
5,090	CNH Industrial NV	73,411	0.0
737	Concentrix Corp.	59,513	0.0
3,769 (1)	Copart, Inc.	343,770	0.1
9,778 (1)	Core & Main, Inc.	306,442	0.1
63	Curtiss-Wright Corp.	11,571	0.0
1,424	DCC PLC	79,661	0.0
1,085	DHL Group	53,016	0.0
1,298	Donaldson Co., Inc.	81,138	0.0
328	Dover Corp.	48,429	0.0
568 (1)	Driven Brands Holdings, Inc.	15,370	0.0
16,368	Dun & Bradstreet Holdings, Inc.	189,378	0.1
4,884	Emerson Electric Co.	441,465	0.2
126	EnerSys	13,673	0.0
468 (1)	ExlService Holdings, Inc.	70,696	0.0
607	Experian PLC	23,297	0.0
1,607	Flowserve Corp.	59,700	0.0
2,182 (1)	Fluor Corp.	64,587	0.0
7,788	Fortive Corp.	582,309	0.2
314	Fortune Brands Innovations, Inc.	22,592	0.0
82 (1)	FTI Consulting, Inc.	15,596	0.0
1,100	Fuji Electric Co. Ltd.	48,428	0.0
2,124 (1)	Gates Industrial Corp. PLC	28,632	0.0
1,905	GEA Group AG	79,755	0.0
2,079	General Electric Co.	228,378	0.1
8,412	Genpact Ltd.	316,039	0.1
4,931	Getlink SE	83,915	0.0
1,246	Graco, Inc.	107,592	0.0
209 (1)	GXO Logistics, Inc.	13,129	0.0
2,101 (1)	Hertz Global Holdings, Inc.	38,637	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
200	Hitachi Ltd.	$12,435	0.0
286	Hubbell, Inc.	94,826	0.0
5,297	Ingersoll Rand, Inc.	346,212	0.1
797	Insperity, Inc.	94,811	0.0
1,200	Jardine Matheson Holdings Ltd.	60,216	0.0
2,327 (1)	JetBlue Airways Corp.	20,617	0.0
2,077	Johnson Controls International plc	141,527	0.1
25,000	Keppel Corp., Ltd.	124,419	0.1
661	Legrand S.A.	65,574	0.0
1,210	Leidos Holdings, Inc.	107,061	0.0
29	Lennox International, Inc.	9,456	0.0
52	Lincoln Electric Holdings, Inc.	10,329	0.0
4,200	Lixil Corp.	53,458	0.0
128	Manpowergroup, Inc.	10,163	0.0
371 (1)	Mastec, Inc.	43,767	0.0
2,913	Metso Outotec Oyj	35,151	0.0
214 (1)	Middleby Corp.	31,636	0.0
952	MSC Industrial Direct Co.	90,707	0.0
1,600	NGK Insulators Ltd.	19,116	0.0
2,521	nVent Electric PLC	130,260	0.1
3,453	Otis Worldwide Corp.	307,352	0.1
1,689	Owens Corning, Inc.	220,414	0.1
1,393	Parker Hannifin Corp.	543,326	0.2
965	Paycom Software, Inc.	309,997	0.1
757 (1)	Paylocity Holding Corp.	139,689	0.1
2,026	Pentair PLC	130,880	0.1
900	Persol Holdings Co. Ltd.	16,288	0.0
299	Prysmian SpA	12,505	0.0
884	Regal Rexnord Corp.	136,048	0.1
420	Relx PLC (GBP Exchange)	14,012	0.0
242	Robert Half International, Inc.	18,203	0.0
614	Rockwell Automation, Inc.	202,282	0.1
1,465	Rollins, Inc.	62,746	0.0
261	Ryder System, Inc.	22,130	0.0
459 (1)	Saia, Inc.	157,166	0.1
3,349	Schneider National, Inc.	96,183	0.0
384,700 (1)	Seatrium Ltd.	35,681	0.0
2,000	Secom Co., Ltd.	135,357	0.1
4,325	Sensata Technologies Holding PLC	194,582	0.1
1,529	Siemens AG	254,886	0.1
21,400	Singapore Airlines Ltd.	113,378	0.1

See Accompanying Notes to Financial Statements
41

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
23,000	SITC International Holdings Co. Ltd.	$42,117	0.0
4,151	SKF AB - B Shares	72,333	0.0
4,800	Smiths Group PLC	100,425	0.1
1,100	Taisei Corp.	38,432	0.0
2,264	Terex Corp.	135,455	0.1
993	Textron, Inc.	67,157	0.0
1,653	Timken Co.	151,299	0.1
92	Toro Co.	9,352	0.0
500	Toyota Industries Corp.	35,822	0.0
1,700	Toyota Tsusho Corp.	84,959	0.0
349	Trane Technologies PLC	66,750	0.0
2,467	Transurban Group - Stapled Security	23,489	0.0
1,444	U-Haul Holding Co.	79,882	0.0
451	United Rentals, Inc.	200,862	0.1
1,306 (1)	Univar Solutions, Inc.	46,807	0.0
6,102	Volvo AB - B Shares	126,281	0.1
316 (3)	Watsco, Inc.	120,545	0.0
793	Watts Water Technologies, Inc.	145,698	0.1
562	Wesco International, Inc.	100,632	0.0
337 (1)	WillScot Mobile Mini Holdings Corp.	16,105	0.0
980	Wolters Kluwer NV	124,434	0.1
887	Woodward, Inc.	105,473	0.0
308	WW Grainger, Inc.	242,886	0.1
		13,488,484	4.4
	Information Technology: 8.2%
288	Accenture PLC	88,871	0.0
6,807 (1)	ACI Worldwide, Inc.	157,718	0.1
1,612 (1)	Adobe, Inc.	788,252	0.3
1,339 (1)	Advanced Micro Devices, Inc.	152,526	0.1
3,289 (1)	Akamai Technologies, Inc.	295,582	0.1
5,517 (1)	Allegro MicroSystems, Inc.	249,037	0.1
1,211	Amdocs Ltd.	119,707	0.0
27,572	Apple, Inc.	5,348,141	1.8
3,945	Applied Materials, Inc.	570,210	0.2
146 (1)	Arrow Electronics, Inc.	20,912	0.0
422	ASML Holding NV	306,090	0.1
901 (1)	Autodesk, Inc.	184,354	0.1
2,107	Avnet, Inc.	106,298	0.0
300	Azbil Corp.	9,495	0.0
274	Broadcom, Inc.	237,676	0.1
872 (1)	Cadence Design Systems, Inc.	204,501	0.1
1,048 (1)	Calix, Inc.	52,306	0.0
598	Capgemini SE	113,227	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
665 (1)	Check Point Software Technologies	$83,537	0.0
2,424 (1)	Cirrus Logic, Inc.	196,368	0.1
16,656	Cisco Systems, Inc.	861,781	0.3
1,645	Cognex Corp.	92,153	0.0
1,065 (1)	Coherent Corp.	54,294	0.0
216 (1)	CyberArk Software Ltd.	33,767	0.0
1,542 (1)	DocuSign, Inc.	78,781	0.0
4,879 (1)	Dropbox, Inc.	130,123	0.1
1,869 (1)	Dynatrace, Inc.	96,197	0.0
2,232 (1)	F5, Inc.	326,452	0.1
1,589 (1)	Fortinet, Inc.	120,113	0.0
1,348 (1)	GoDaddy, Inc.	101,275	0.0
2,728	Halma PLC	78,963	0.0
1,000	Hamamatsu Photonics KK	49,093	0.0
300	Hirose Electric Co., Ltd.	39,940	0.0
300 (1)	HubSpot, Inc.	159,627	0.1
3,137	Infineon Technologies AG	129,189	0.1
1,640	Jabil, Inc.	177,005	0.1
200	Keyence Corp.	95,031	0.0
2,519 (1)	Keysight Technologies, Inc.	421,807	0.1
840	KLA Corp.	407,417	0.1
402	Lam Research Corp.	258,430	0.1
1,833 (1)	Lattice Semiconductor Corp.	176,096	0.1
279 (1)	MACOM Technology Solutions Holdings, Inc.	18,283	0.0
614 (1)	Manhattan Associates, Inc.	122,726	0.0
13,535	Microsoft Corp.	4,609,209	1.5
139 (1)	Monday.com Ltd.	23,800	0.0
494	Monolithic Power Systems, Inc.	266,874	0.1
1,064	National Instruments Corp.	61,074	0.0
2,000	NEC Corp.	97,025	0.0
4,076	NetApp, Inc.	311,406	0.1
5,473	Nokia OYJ - Finland	22,931	0.0
5,496	Nvidia Corp.	2,324,918	0.8
1,053 (1)	Palo Alto Networks, Inc.	269,052	0.1
8,112 (1)	Pure Storage, Inc. - Class A	298,684	0.1
3,885	Qualcomm, Inc.	462,470	0.2
1,600 (1)	Renesas Electronics Corp.	30,196	0.0
1,609 (1)	RingCentral, Inc.	52,663	0.0
1,100	Rohm Co., Ltd.	104,197	0.1
3,280 (1)	Salesforce, Inc.	692,933	0.2

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
311	SAP SE	$42,485	0.0
936 (1)	ServiceNow, Inc.	526,004	0.2
2,800	Shimadzu Corp.	86,544	0.0
74 (1)	Silicon Laboratories, Inc.	11,673	0.0
203 (1)	SolarEdge Technologies, Inc.	54,617	0.0
380 (1)	Super Micro Computer, Inc.	94,715	0.0
1,043 (1)	Synopsys, Inc.	454,133	0.2
1,835 (1)	Teradata Corp.	98,007	0.0
892	Teradyne, Inc.	99,306	0.0
3,948	The Sage Group PLC	46,377	0.0
2,583	Universal Display Corp.	372,288	0.1
935	WiseTech Global Ltd.	50,152	0.0
402 (1)	Wix.com Ltd.	31,452	0.0
735 (1)	Xero Ltd.	58,888	0.0
700	Yokogawa Electric Corp.	12,958	0.0
		24,980,382	8.2
	Materials: 1.4%
1,616	Alcoa Corp.	54,831	0.0
708	Anglo American PLC	20,159	0.0
988	Aptargroup, Inc.	114,470	0.0
2,943	ArcelorMittal SA	80,297	0.0
423	Arkema SA	39,888	0.0
857	Ashland, Inc.	74,482	0.0
4,770	Avient Corp.	195,093	0.1
2,122	BASF SE	103,094	0.0
1,071	Berry Global Group, Inc.	68,908	0.0
6,823	BHP Group Ltd.	205,113	0.1
3,790	BlueScope Steel Ltd.	52,161	0.0
3,412	Chemours Co.	125,869	0.0
1,698 (1)	Cleveland-Cliffs, Inc.	28,458	0.0
201 (1)(2)	Covestro AG	10,459	0.0
2,543	CRH PLC	140,291	0.1
106	Crown Holdings, Inc.	9,208	0.0
2,245	Dow, Inc.	119,569	0.0
142 (1)	DSM-Firmenich AG	15,281	0.0
197	Eagle Materials, Inc.	36,725	0.0
8,552	Element Solutions, Inc.	164,198	0.1
90	FMC Corp.	9,391	0.0
33	Givaudan	109,459	0.1
983	Heidelberg Materials AG	80,841	0.0
1,898	Holcim AG	127,939	0.1
958	IGO Ltd.	9,778	0.0
377	Linde PLC	143,667	0.1
423 (1)	MP Materials Corp.	9,678	0.0
1,400	Nitto Denko Corp.	103,916	0.0
14,200	Oji Holdings Corp.	53,095	0.0
2,995	PPG Industries, Inc.	444,158	0.2
1,177	Reliance Steel & Aluminum Co.	319,661	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
1,416	Rio Tinto Ltd.	$108,437	0.1
186	Royal Gold, Inc.	21,349	0.0
1,331	RPM International, Inc.	119,431	0.0
3,737	Sealed Air Corp.	149,480	0.1
530	Sherwin-Williams Co.	140,726	0.1
1,761	Silgan Holdings, Inc.	82,573	0.0
766	Smurfit Kappa PLC	25,565	0.0
16,984	South32 Ltd. - AUD	42,759	0.0
801	Steel Dynamics, Inc.	87,253	0.0
19,100	Sumitomo Chemical Co., Ltd.	58,053	0.0
149	Symrise AG	15,623	0.0
3,467	United States Steel Corp.	86,710	0.0
325	Wacker Chemie AG	44,647	0.0
9,031	WestRock Co.	262,531	0.1
289	Worthington Industries, Inc.	20,077	0.0
570	Yara International ASA	20,139	0.0
		4,355,490	1.4
	Real Estate: 1.1%
598	Alexandria Real Estate Equities, Inc.	67,867	0.0
15,718	British Land Co. PLC	60,615	0.0
2,622	Brixmor Property Group, Inc.	57,684	0.0
4,067 (1)	CBRE Group, Inc.	328,248	0.1
4,500	CK Asset Holdings Ltd.	25,005	0.0
944 (1)	CoStar Group, Inc.	84,016	0.0
3,424	CubeSmart	152,916	0.1
3,700	Daiwa House Industry Co., Ltd.	97,761	0.1
12,996	Dexus	67,681	0.0
1,475	EastGroup Properties, Inc.	256,060	0.1
2,634	First Industrial Realty Trust, Inc.	138,654	0.1
510	Gecina S.A.	54,406	0.0
4,473	GPT Group	12,377	0.0
5,000	Hang Lung Properties Ltd.	7,737	0.0
3,823	Highwoods Properties, Inc.	91,408	0.0
4,413	Host Hotels & Resorts, Inc.	74,271	0.0
1,282	Iron Mountain, Inc.	72,843	0.0
702 (1)	Jones Lang LaSalle, Inc.	109,372	0.1
9,778	Kilroy Realty Corp.	294,220	0.1
427	Kite Realty Group Trust	9,539	0.0
1,509	Lamar Advertising Co.	149,768	0.1
698	Life Storage, Inc.	92,806	0.0

See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
1,400	Mitsubishi Estate Co., Ltd.	$16,633	0.0
947	National Storage Affiliates Trust	32,984	0.0
7,006	NNN REIT, Inc.	299,787	0.1
400	Nomura Real Estate Holdings, Inc.	9,510	0.0
5,797	ProLogis, Inc.	710,886	0.2
198	Rexford Industrial Realty, Inc.	10,339	0.0
37,965	Scentre Group	67,142	0.0
		3,452,535	1.1
	Utilities: 1.0%
285	Acciona SA	48,390	0.0
6,665	American Electric Power Co., Inc.	561,193	0.2
4,639	APA Group - Stapled Security	30,014	0.0
1,158	Black Hills Corp.	69,781	0.0
1,755	DTE Energy Co.	193,085	0.1
2,996	E.ON AG	38,272	0.0
5,747	Edison International	399,129	0.1
1,440	Engie SA	23,980	0.0
580	Essential Utilities, Inc.	23,148	0.0
2,000	Kansai Electric Power Co., Inc.	25,093	0.0
2,092	National Fuel Gas Co.	107,445	0.0
879	NiSource, Inc.	24,041	0.0
1,338	OGE Energy Corp.	48,048	0.0
1,504	ONE Gas, Inc.	115,522	0.0
6,100	Osaka Gas Co., Ltd.	93,500	0.0
11,318 (1)	PG&E Corp.	195,575	0.1
21,000	Power Assets Holdings Ltd.	110,239	0.1
5,665 (3)	Redeia Corp. SA	95,269	0.0
21,104	Snam SpA	110,297	0.1
949	Southwest Gas Holdings, Inc.	60,404	0.0
1,598	Terna - Rete Elettrica Nazionale	13,630	0.0
5,451	UGI Corp.	147,013	0.1
189	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	15,163	0.0
653	Vistra Corp.	17,141	0.0
9,510	Xcel Energy, Inc.	591,237	0.2
		3,156,609	1.0
	Total Common Stock (Cost $96,161,542)	110,208,334	36.3

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
429	iShares Core S&P Mid-Cap ETF	$112,175	0.1
58,825	iShares Core U.S. Aggregate Bond ETF	5,761,909	1.9
1,469	iShares MSCI EAFE ETF	106,502	0.0
355	SPDR S&P 500 ETF Trust	157,364	0.1
217,863 (3)	Vanguard Emerging Markets ETF	8,862,667	2.9
44,509	Vanguard Long-Term Treasury ETF	2,827,657	0.9
	Total Exchange-Traded Funds (Cost $17,950,963)	17,828,274	5.9
MUTUAL FUNDS: 31.1%
	Affiliated Investment Companies: 31.1%
2,310,346	Voya Short Term Bond Fund - Class R6	21,278,283	7.0
84,895	Voya Small Cap Growth Fund - Class R6	3,141,950	1.0
450,560	Voya Small Company Fund - Class R6	6,213,224	2.1
3,244,577	Voya U.S. Stock Index Portfolio - Class I	59,765,110	19.7
381,850	Voya VACS Series HYB Fund	3,833,771	1.3
	Total Mutual Funds (Cost $87,274,342)	94,232,338	31.1
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
715	Volkswagen AG	96,148	0.0
	Total Preferred Stock (Cost $105,278)	96,148	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.7%
	Basic Materials: 0.1%
10,000 (2)	Anglo American Capital PLC, 3.625%, 09/11/2024	9,723	0.0
63,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	62,781	0.1
21,000	Dow Chemical Co., 4.375%, 11/15/2042	17,717	0.0
15,000	FMC Corp., 5.150%, 05/18/2026	14,766	0.0
6,000	LYB International Finance III LLC, 3.625%, 04/01/2051	4,157	0.0

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
31,000	Mosaic Co/The, 5.450%, 11/15/2033	$30,221	0.0
14,000 (2)(3)	Northern Star Resources Ltd., 6.125%, 04/11/2033	13,599	0.0
6,000	Nutrien Ltd., 5.800%, 03/27/2053	6,025	0.0
4,000	Nutrien Ltd., 5.875%, 12/01/2036	4,020	0.0
39,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	39,360	0.0
42,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	42,386	0.0
21,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	17,856	0.0
15,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	14,018	0.0
6,000	Westlake Corp., 3.125%, 08/15/2051	3,762	0.0
		280,391	0.1
	Communications: 0.7%
56,000	Amazon.com, Inc., 2.100%, 05/12/2031	47,120	0.0
131,000	Amazon.com, Inc., 2.875%, 05/12/2041	101,135	0.1
31,000	Amazon.com, Inc., 4.100%, 04/13/2062	26,721	0.0
37,000	Amazon.com, Inc., 4.550%, 12/01/2027	36,790	0.0
120,000	AT&T, Inc., 3.500%, 06/01/2041	92,238	0.1
17,000	AT&T, Inc., 3.500%, 09/15/2053	12,047	0.0
3,000	AT&T, Inc., 3.550%, 09/15/2055	2,102	0.0
73,000	AT&T, Inc., 3.650%, 09/15/2059	50,876	0.0
4,000	AT&T, Inc., 4.500%, 05/15/2035	3,679	0.0
37,000	AT&T, Inc., 4.900%, 08/15/2037	34,755	0.0
43,000	Bell Telephone Co. of Canada or Bell Canada/ The, 5.100%, 05/11/2033	42,489	0.0
21,000 (3)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	17,497	0.0
44,000	Comcast Corp., 1.950%, 01/15/2031	36,019	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
35,000	Comcast Corp., 2.650%, 02/01/2030	$30,636	0.0
87,000	Comcast Corp., 3.900%, 03/01/2038	75,671	0.0
78,000	Comcast Corp., 3.950%, 10/15/2025	76,054	0.0
20,000	Comcast Corp., 5.350%, 11/15/2027	20,368	0.0
24,000	Comcast Corp., 5.350%, 05/15/2053	24,390	0.0
85,000	Comcast Corp., 5.500%, 05/15/2064	86,267	0.0
13,000	Corning, Inc., 5.450%, 11/15/2079	11,758	0.0
73,000	Fox Corp., 3.500%, 04/08/2030	65,548	0.0
9,000	Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	8,858	0.0
26,000	Meta Platforms, Inc., 3.500%, 08/15/2027	24,700	0.0
77,000	Meta Platforms, Inc., 4.450%, 08/15/2052	67,005	0.0
8,000	Meta Platforms, Inc., 4.650%, 08/15/2062	7,033	0.0
6,000	Meta Platforms, Inc., 4.950%, 05/15/2033	5,998	0.0
12,000	Meta Platforms, Inc., 5.600%, 05/15/2053	12,333	0.0
86,000	Meta Platforms, Inc., 5.750%, 05/15/2063	89,074	0.1
200,000 (2)	NBN Co. Ltd., 1.625%, 01/08/2027	177,415	0.1
34,000	Paramount Global, 4.375%, 03/15/2043	24,011	0.0
44,000 (3)	Paramount Global, 4.950%, 01/15/2031	39,669	0.0
39,000	Paramount Global, 4.950%, 05/19/2050	29,295	0.0
5,000	Paramount Global, 5.250%, 04/01/2044	3,801	0.0
19,000	Paramount Global, 5.850%, 09/01/2043	16,208	0.0
55,000	Sprint Nextel Corp., 6.875%, 11/15/2028	58,349	0.0
85,000	Sprint Nextel Corp., 8.750%, 03/15/2032	102,826	0.1
28,000	Time Warner Cable LLC, 5.500%, 09/01/2041	23,316	0.0
25,000	Time Warner Cable LLC, 5.875%, 11/15/2040	22,074	0.0

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
143,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	$124,074	0.1
20,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	17,389	0.0
17,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	15,018	0.0
284,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	261,810	0.1
2,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	1,717	0.0
15,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	15,505	0.0
41,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	41,707	0.0
5,000	Verizon Communications, Inc., 2.550%, 03/21/2031	4,176	0.0
5,000	Verizon Communications, Inc., 4.400%, 11/01/2034	4,618	0.0
80,000	Verizon Communications, Inc., 4.812%, 03/15/2039	74,913	0.0
18,000	Vodafone Group PLC, 5.750%, 02/10/2063	17,427	0.0
		2,184,479	0.7
	Consumer, Cyclical: 0.3%
4,679	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	4,357	0.0
2,072	American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	1,922	0.0
10,650	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	9,823	0.0
56,892	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	50,645	0.0
15,908	American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	13,890	0.0
44,000	American Honda Finance Corp., 4.700%, 01/12/2028	43,683	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
9,476	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	$8,178	0.0
3,268 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	3,175	0.0
18,000	Dollar General Corp., 5.200%, 07/05/2028	17,821	0.0
16,000	Dollar General Corp., 5.450%, 07/05/2033	15,888	0.0
17,000	General Motors Co., 6.125%, 10/01/2025	17,122	0.0
25,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	24,616	0.0
25,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	23,979	0.0
22,000	General Motors Financial Co., Inc., 5.850%, 04/06/2030	21,829	0.0
33,000 (2)	Hyundai Capital America, 5.680%, 06/26/2028	32,754	0.0
32,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	26,140	0.0
19,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	15,274	0.0
23,000	Lowe’s Cos, Inc., 5.750%, 07/01/2053	23,455	0.0
17,000	Lowe’s Cos, Inc., 5.850%, 04/01/2063	16,964	0.0
31,200 (2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	31,306	0.0
65,000 (3)	Target Corp., 4.400%, 01/15/2033	63,219	0.1
35,000	Target Corp., 4.800%, 01/15/2053	33,530	0.0
16,000	Toyota Motor Credit Corp., 1.900%, 01/13/2027	14,457	0.0
21,000	Toyota Motor Credit Corp., 4.450%, 06/29/2029	20,610	0.0
53,000	Toyota Motor Credit Corp., 4.550%, 09/20/2027	52,295	0.0

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
48,230	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	$42,575	0.0
8,628	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	7,796	0.0
83,367	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	82,754	0.1
50,709	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	50,310	0.0
55,000	Walmart, Inc., 4.000%, 04/15/2030	53,520	0.0
28,000	Walmart, Inc., 4.100%, 04/15/2033	27,202	0.0
96,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	89,584	0.1
17,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	14,338	0.0
9,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	7,334	0.0
10,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	8,156	0.0
		970,501	0.3
	Consumer, Non-cyclical: 1.3%
28,000	AbbVie, Inc., 2.600%, 11/21/2024	26,879	0.0
2,000	AbbVie, Inc., 4.050%, 11/21/2039	1,742	0.0
54,000	AbbVie, Inc., 4.300%, 05/14/2036	49,630	0.0
33,000	AbbVie, Inc., 4.400%, 11/06/2042	29,570	0.0
53,000	AbbVie, Inc., 4.500%, 05/14/2035	50,385	0.0
7,000	AbbVie, Inc., 4.550%, 03/15/2035	6,671	0.0
30,000	AbbVie, Inc., 4.625%, 10/01/2042	27,148	0.0
16,000	Aetna, Inc., 6.625%, 06/15/2036	17,601	0.0
38,000	Altria Group, Inc., 3.700%, 02/04/2051	25,491	0.0
21,000	Altria Group, Inc., 3.875%, 09/16/2046	14,740	0.0
31,000	Amgen, Inc., 2.770%, 09/01/2053	19,288	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
27,000	Amgen, Inc., 4.400%, 02/22/2062	$22,184	0.0
41,000	Amgen, Inc., 5.250%, 03/02/2033	41,072	0.0
100,000	Amgen, Inc., 5.600%, 03/02/2043	100,371	0.1
38,000	Amgen, Inc., 5.650%, 03/02/2053	38,510	0.0
35,000	Amgen, Inc., 5.750%, 03/02/2063	35,533	0.0
72,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	70,080	0.1
66,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	63,138	0.0
15,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	15,534	0.0
23,000	Astrazeneca Finance LLC, 4.900%, 03/03/2030	23,058	0.0
17,000	BAT Capital Corp., 3.734%, 09/25/2040	12,113	0.0
13,000	BAT Capital Corp., 4.390%, 08/15/2037	10,409	0.0
48,000	Becton Dickinson & Co., 4.693%, 02/13/2028	47,375	0.0
12,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	9,744	0.0
30,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	27,380	0.0
25,000 (2)	Cargill, Inc., 1.700%, 02/02/2031	19,903	0.0
25,000 (2)	Cargill, Inc., 2.125%, 04/23/2030	20,948	0.0
42,000 (2)	Cargill, Inc., 2.125%, 11/10/2031	33,808	0.0
20,000	Centene Corp., 2.625%, 08/01/2031	15,964	0.0
287,000	Centene Corp., 3.000%, 10/15/2030	239,432	0.1
150,000	Cigna Corp., 4.375%, 10/15/2028	145,119	0.1
40,000 (2)	CSL Finance PLC, 4.750%, 04/27/2052	37,296	0.0
17,000 (2)	CSL Finance PLC, 4.950%, 04/27/2062	15,763	0.0
30,000	CVS Health Corp., 2.700%, 08/21/2040	20,964	0.0

See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
5,000	CVS Health Corp., 3.875%, 07/20/2025	$4,861	0.0
7,000	CVS Health Corp., 4.125%, 04/01/2040	5,905	0.0
5,000	CVS Health Corp., 4.780%, 03/25/2038	4,617	0.0
9,000	CVS Health Corp., 5.125%, 07/20/2045	8,332	0.0
8,000	CVS Health Corp., 5.300%, 06/01/2033	7,992	0.0
24,000	CVS Health Corp., 6.000%, 06/01/2063	24,716	0.0
20,000	Elevance Health, Inc., 4.900%, 02/08/2026	19,679	0.0
33,000	Eli Lilly & Co., 4.875%, 02/27/2053	33,921	0.0
23,000	Eli Lilly & Co., 4.950%, 02/27/2063	23,492	0.0
35,000	Equifax, Inc., 5.100%, 06/01/2028	34,512	0.0
25,000 (2)	ERAC USA Finance LLC, 5.400%, 05/01/2053	24,978	0.0
21,000	Estee Lauder Cos, Inc./The, 4.650%, 05/15/2033	20,658	0.0
38,000	Estee Lauder Cos, Inc./The, 5.150%, 05/15/2053	38,732	0.0
69,000	Global Payments, Inc., 1.200%, 03/01/2026	61,350	0.0
18,000	Global Payments, Inc., 5.950%, 08/15/2052	17,250	0.0
16,000	HCA, Inc., 2.375%, 07/15/2031	12,806	0.0
27,000 (2)	HCA, Inc., 3.125%, 03/15/2027	24,811	0.0
15,000	HCA, Inc., 3.500%, 09/01/2030	13,156	0.0
52,000	HCA, Inc., 4.125%, 06/15/2029	48,147	0.0
38,000 (2)	HCA, Inc., 4.375%, 03/15/2042	31,512	0.0
200,000	HCA, Inc., 4.500%, 02/15/2027	193,034	0.1
22,000	HCA, Inc., 5.250%, 04/15/2025	21,731	0.0
32,000	HCA, Inc., 5.500%, 06/01/2033	31,963	0.0
38,000	HCA, Inc., 5.900%, 06/01/2053	37,681	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
18,000 (2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	$16,503	0.0
180,000	Humana, Inc., 1.350%, 02/03/2027	156,720	0.1
28,000	Johnson & Johnson, 3.625%, 03/03/2037	25,220	0.0
56,000 (2)	Kenvue, Inc., 4.900%, 03/22/2033	56,697	0.0
23,000 (2)	Kenvue, Inc., 5.050%, 03/22/2028	23,201	0.0
2,000 (2)	Kenvue, Inc., 5.050%, 03/22/2053	2,043	0.0
47,000 (2)	Kenvue, Inc., 5.100%, 03/22/2043	47,814	0.0
40,000 (2)	Kenvue, Inc., 5.200%, 03/22/2063	40,986	0.0
75,000 (2)	Mars, Inc., 2.375%, 07/16/2040	51,577	0.0
30,000 (2)	Mars, Inc., 3.875%, 04/01/2039	25,461	0.0
36,000	McKesson Corp., 5.250%, 02/15/2026	35,880	0.0
77,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	75,500	0.1
13,000	Merck & Co., Inc., 4.500%, 05/17/2033	12,901	0.0
82,000	Merck & Co., Inc., 4.900%, 05/17/2044	82,264	0.1
29,000	Merck & Co., Inc., 5.000%, 05/17/2053	29,401	0.0
34,000	Merck & Co., Inc., 5.150%, 05/17/2063	34,758	0.0
24,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	19,895	0.0
20,000	Mylan, Inc., 5.200%, 04/15/2048	15,597	0.0
44,000 (3)	PayPal Holdings, Inc., 2.300%, 06/01/2030	37,334	0.0
88,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	85,595	0.1
114,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	113,615	0.1
7,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	7,020	0.0
93,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	96,763	0.1

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
22,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	$22,281	0.0
108,000	Philip Morris International, Inc., 5.375%, 02/15/2033	107,822	0.1
22,000	Reynolds American, Inc., 5.850%, 08/15/2045	19,591	0.0
11,000	Royalty Pharma PLC, 1.200%, 09/02/2025	9,924	0.0
14,000 (3)	Royalty Pharma PLC, 1.750%, 09/02/2027	12,013	0.0
17,000	S&P Global, Inc., 1.250%, 08/15/2030	13,398	0.0
54,000	S&P Global, Inc., 2.700%, 03/01/2029	48,641	0.0
55,000	S&P Global, Inc., 2.900%, 03/01/2032	47,694	0.0
120,000 (2)	Triton Container International Ltd., 2.050%, 04/15/2026	104,817	0.1
16,000 (2)	Triton Container International Ltd., 3.150%, 06/15/2031	12,326	0.0
15,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	11,155	0.0
4,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	3,095	0.0
19,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	15,954	0.0
19,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	15,658	0.0
44,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	42,023	0.0
35,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	34,815	0.0
54,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	54,073	0.0
24,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	18,938	0.0
70,000 (3)	Viatris, Inc., 2.700%, 06/22/2030	56,683	0.0
80,000	Viatris, Inc., 3.850%, 06/22/2040	55,349	0.0
		3,879,674	1.3
	Energy: 0.7%
60,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	41,020	0.0
26,000 (4)	BP Capital Markets PLC, 4.875%, 12/31/2199	23,715	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
21,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	$19,041	0.0
22,000 (2)	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	22,091	0.0
35,000	ConocoPhillips Co., 5.300%, 05/15/2053	35,632	0.0
134,000	Coterra Energy, Inc., 3.900%, 05/15/2027	126,392	0.1
49,000 (3)	Diamondback Energy, Inc., 4.250%, 03/15/2052	37,639	0.0
46,000 (3)	Diamondback Energy, Inc., 6.250%, 03/15/2033	47,605	0.0
18,000 (3)	Diamondback Energy, Inc., 6.250%, 03/15/2053	18,227	0.0
200,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	189,784	0.1
48,000	Enbridge, Inc., 5.700%, 03/08/2033	48,681	0.0
38,000 (4)	Enbridge, Inc., 5.750%, 07/15/2080	34,363	0.0
34,000 (4)	Enbridge, Inc., 7.375%, 01/15/2083	33,426	0.0
34,000 (4)	Enbridge, Inc., 7.625%, 01/15/2083	34,251	0.0
9,000	Energy Transfer L.P., 4.250%, 04/01/2024	8,864	0.0
3,000	Energy Transfer L.P., 4.900%, 03/15/2035	2,754	0.0
43,000	Energy Transfer L.P., 5.300%, 04/01/2044	37,335	0.0
136,000	Energy Transfer L.P., 5.300%, 04/15/2047	118,476	0.1
29,000	Energy Transfer L.P., 5.750%, 02/15/2033	29,230	0.0
55,000	Energy Transfer L.P., 5.800%, 06/15/2038	52,822	0.1
4,000	Energy Transfer L.P., 6.000%, 06/15/2048	3,799	0.0
25,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	24,325	0.0
23,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	17,764	0.0
26,000 (4)	Enterprise Products Operating LLC, 8.304%, 08/16/2077	25,630	0.0
18,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	16,604	0.0

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
17,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	$14,058	0.0
23,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	22,786	0.0
3,000	Marathon Petroleum Corp., 6.500%, 03/01/2041	3,095	0.0
10,000	MPLX L.P., 1.750%, 03/01/2026	9,082	0.0
55,000	MPLX L.P., 4.000%, 03/15/2028	51,871	0.0
17,000	MPLX L.P., 5.500%, 02/15/2049	15,424	0.0
16,000 (2)	Northern Natural Gas Co., 3.400%, 10/16/2051	10,949	0.0
4,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	4,160	0.0
16,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	17,493	0.0
7,000 (3)	Occidental Petroleum Corp., 8.500%, 07/15/2027	7,568	0.0
9,000	ONEOK Partners L.P., 6.125%, 02/01/2041	8,710	0.0
24,000	ONEOK Partners L.P., 6.200%, 09/15/2043	23,264	0.0
10,000	ONEOK, Inc., 5.850%, 01/15/2026	10,042	0.0
13,000	Ovintiv, Inc., 5.650%, 05/15/2028	12,752	0.0
8,000	Ovintiv, Inc., 6.250%, 07/15/2033	7,896	0.0
13,000	Ovintiv, Inc., 6.500%, 08/15/2034	13,039	0.0
20,000	Ovintiv, Inc., 7.100%, 07/15/2053	20,605	0.0
22,000	Ovintiv, Inc., 7.375%, 11/01/2031	23,608	0.0
200,000 (2)	Petroleos del Peru SA, 4.750%, 06/19/2032	153,118	0.1
235,000	Petroleos Mexicanos, 6.700%, 02/16/2032	178,890	0.1
12,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	10,584	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
50,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	$48,728	0.0
17,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	16,122	0.0
16,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	15,758	0.0
92,000 (2)	Santos Finance Ltd., 3.649%, 04/29/2031	76,458	0.1
48,000	Schlumberger Investment SA, 4.850%, 05/15/2033	47,227	0.0
20,000	Targa Resources Corp., 4.200%, 02/01/2033	17,719	0.0
15,000	Targa Resources Corp., 4.950%, 04/15/2052	12,412	0.0
13,000	Targa Resources Corp., 6.250%, 07/01/2052	12,725	0.0
54,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	49,965	0.0
30,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	28,973	0.0
15,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	13,856	0.0
		2,008,407	0.7
	Financial: 2.5%
6,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	4,102	0.0
5,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	4,489	0.0
25,000	Alleghany Corp., 3.250%, 08/15/2051	17,922	0.0
14,000	Alleghany Corp., 3.625%, 05/15/2030	13,016	0.0
2,000	Alleghany Corp., 4.900%, 09/15/2044	1,865	0.0
16,000 (4)	American Express Co., 4.990%, 05/01/2026	15,809	0.0
14,000 (4)	American Express Co., 5.043%, 05/01/2034	13,701	0.0
118,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	93,871	0.1

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
74,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	$64,022	0.0
17,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	13,290	0.0
4,000	American International Group, Inc., 3.900%, 04/01/2026	3,846	0.0
44,000	American International Group, Inc., 5.125%, 03/27/2033	43,001	0.0
19,000 (3)	American Tower Corp., 5.250%, 07/15/2028	18,797	0.0
44,000	American Tower Corp., 5.550%, 07/15/2033	44,343	0.0
19,000	American Tower Corp., 5.650%, 03/15/2033	19,285	0.0
53,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	53,349	0.0
40,000	Assurant, Inc., 3.700%, 02/22/2030	34,435	0.0
23,000 (2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	19,950	0.0
32,000 (2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	31,339	0.0
40,000 (2)	Aviation Capital Group LLC, 6.250%, 04/15/2028	39,945	0.0
90,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	75,976	0.0
200,000	Banco Santander SA, 2.746%, 05/28/2025	187,874	0.1
79,000 (4)	Bank of America Corp., 0.976%, 04/22/2025	75,761	0.0
63,000 (4)	Bank of America Corp., 1.530%, 12/06/2025	58,921	0.0
20,000 (4)	Bank of America Corp., 1.843%, 02/04/2025	19,489	0.0
40,000 (4)	Bank of America Corp., 2.087%, 06/14/2029	34,153	0.0
35,000 (4)	Bank of America Corp., 2.299%, 07/21/2032	28,004	0.0
102,000 (4)	Bank of America Corp., 2.482%, 09/21/2036	78,079	0.0
42,000 (4)	Bank of America Corp., 2.572%, 10/20/2032	34,225	0.0
30,000 (4)	Bank of America Corp., 2.651%, 03/11/2032	24,859	0.0
22,000 (4)	Bank of America Corp., 2.676%, 06/19/2041	15,461	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
135,000 (4)	Bank of America Corp., 2.687%, 04/22/2032	$111,936	0.1
45,000 (4)	Bank of America Corp., 3.419%, 12/20/2028	41,306	0.0
122,000 (4)	Bank of America Corp., 3.593%, 07/21/2028	113,505	0.1
63,000 (4)	Bank of America Corp., 3.846%, 03/08/2037	53,912	0.0
18,000 (4)	Bank of America Corp., 3.970%, 03/05/2029	16,868	0.0
7,000 (4)	Bank of America Corp., 4.083%, 03/20/2051	5,810	0.0
69,000 (4)	Bank of America Corp., 4.271%, 07/23/2029	65,518	0.0
106,000 (4)	Bank of America Corp., 4.375%, 12/31/2199	90,656	0.1
35,000 (4)	Bank of America Corp., 5.202%, 04/25/2029	34,639	0.0
253,000 (4)	Bank of America Corp., 5.288%, 04/25/2034	250,762	0.1
128,000 (4)	Bank of Nova Scotia/ The, 4.588%, 05/04/2037	110,420	0.1
26,000	BlackRock, Inc., 4.750%, 05/25/2033	25,569	0.0
21,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	17,382	0.0
48,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	35,799	0.0
113,000 (2)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	115,530	0.1
33,000 (2)	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	32,866	0.0
206,000 (2)	BPCE SA, 5.700%, 10/22/2023	205,123	0.1
29,000 (4)	Capital One Financial Corp., 1.878%, 11/02/2027	24,861	0.0
61,000 (4)	Capital One Financial Corp., 3.273%, 03/01/2030	51,857	0.0
46,000 (4)	Capital One Financial Corp., 6.312%, 06/08/2029	45,727	0.0
32,000 (4)	Capital One Financial Corp., 6.377%, 06/08/2034	31,788	0.0
38,000 (3)	CBRE Services, Inc., 5.950%, 08/15/2034	37,555	0.0

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
51,000 (4)	Charles Schwab Corp./The, 5.643%, 05/19/2029	$51,001	0.0
77,000 (4)	Charles Schwab Corp./The, 5.853%, 05/19/2034	78,200	0.0
35,000	Chubb INA Holdings, Inc., 1.375%, 09/15/2030	27,862	0.0
19,000	CI Financial Corp., 4.100%, 06/15/2051	11,576	0.0
30,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	23,544	0.0
7,000	Citizens Financial Group, Inc., 2.638%, 09/30/2032	4,952	0.0
18,000 (4)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	15,517	0.0
74,000	Corebridge Financial, Inc., 3.850%, 04/05/2029	66,653	0.0
46,000 (3)	Corebridge Financial, Inc., 3.900%, 04/05/2032	40,031	0.0
99,000 (4)	Corebridge Financial, Inc., 6.875%, 12/15/2052	95,066	0.1
13,000	Crown Castle, Inc., 4.800%, 09/01/2028	12,624	0.0
30,000	CubeSmart L.P., 2.250%, 12/15/2028	25,316	0.0
7,000	Hartford Financial Services Group, Inc./ The, 5.950%, 10/15/2036	7,195	0.0
74,000 (2)	Hartford Financial Services Group, Inc./ The, 7.446%, (US0003M + 2.125%), 02/12/2067	61,609	0.0
44,000	Healthpeak OP LLC, 5.250%, 12/15/2032	42,860	0.0
400,000 (4)	HSBC Holdings PLC, 2.099%, 06/04/2026	370,350	0.1
25,000 (4)	Huntington Bancshares, Inc./OH, 2.487%, 08/15/2036	17,640	0.0
4,000	Huntington Bancshares, Inc./OH, 2.550%, 02/04/2030	3,209	0.0
73,000 (2)	Intact Financial Corp., 5.459%, 09/22/2032	72,784	0.0
47,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	36,144	0.0
24,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	17,107	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
70,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	$59,587	0.0
45,000 (4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	42,728	0.0
137,000 (4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	122,070	0.1
32,000 (4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	28,270	0.0
49,000 (4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	42,061	0.0
33,000 (4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	29,352	0.0
57,000 (4)	JPMorgan Chase & Co., 2.947%, 02/24/2028	52,378	0.0
70,000 (4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	69,918	0.0
50,000 (4)	KeyCorp, 4.789%, 06/01/2033	41,940	0.0
11,000	Kite Realty Group L.P., 4.000%, 10/01/2026	9,874	0.0
18,000	Life Storage L.P., 4.000%, 06/15/2029	16,352	0.0
35,000 (4)	Morgan Stanley, 0.791%, 01/22/2025	33,924	0.0
54,000 (4)	Morgan Stanley, 1.512%, 07/20/2027	47,862	0.0
103,000 (4)	Morgan Stanley, 1.593%, 05/04/2027	92,258	0.1
234,000 (4)	Morgan Stanley, 2.188%, 04/28/2026	219,762	0.1
18,000 (4)	Morgan Stanley, 2.475%, 01/21/2028	16,258	0.0
5,000 (4)	Morgan Stanley, 2.699%, 01/22/2031	4,255	0.0
23,000 (4)	Morgan Stanley, 2.720%, 07/22/2025	22,187	0.0
32,000 (4)	Morgan Stanley, 2.802%, 01/25/2052	21,034	0.0
18,000 (4)	Morgan Stanley, 3.591%, 07/22/2028	16,623	0.0
112,000	Morgan Stanley, 3.875%, 01/27/2026	108,154	0.1
100,000	Morgan Stanley, 4.000%, 07/23/2025	97,121	0.1
40,000 (4)	Morgan Stanley, 4.457%, 04/22/2039	35,670	0.0
46,000 (4)	Morgan Stanley, 5.164%, 04/20/2029	45,473	0.0
253,000 (4)	Morgan Stanley, 5.250%, 04/21/2034	249,943	0.1

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
67,000 (4)	Morgan Stanley, 5.297%, 04/20/2037	$63,432	0.0
177,000 (4)	Morgan Stanley, 5.948%, 01/19/2038	174,806	0.1
15,000 (4)	Morgan Stanley, 6.296%, 10/18/2028	15,427	0.0
50,000 (4)	Morgan Stanley, 6.342%, 10/18/2033	53,213	0.0
56,000 (2)	New York Life Global Funding, 4.550%, 01/28/2033	53,992	0.0
40,000 (4)	Northern Trust Corp., 3.375%, 05/08/2032	35,514	0.0
92,000	Northern Trust Corp., 6.125%, 11/02/2032	95,423	0.1
43,000 (2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	36,744	0.0
34,000	Old Republic International Corp., 3.850%, 06/11/2051	24,313	0.0
150,000	ORIX Corp., 3.250%, 12/04/2024	144,062	0.1
95,000 (4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	79,465	0.0
15,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	10,130	0.0
30,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	29,326	0.0
25,000 (4)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	22,562	0.0
127,000 (4)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	114,332	0.1
39,000	Prologis L.P., 5.125%, 01/15/2034	38,745	0.0
28,000	Prologis L.P., 5.250%, 06/15/2053	27,543	0.0
8,000	Realty Income Corp., 3.950%, 08/15/2027	7,608	0.0
27,000	Realty Income Corp., 4.875%, 06/01/2026	26,723	0.0
35,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	27,326	0.0
17,000	Sabra Health Care L.P., 3.200%, 12/01/2031	12,702	0.0
11,000 (4)	Truist Financial Corp., 1.267%, 03/02/2027	9,707	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
32,000 (4)	Truist Financial Corp., 4.800%, 12/31/2199	$27,360	0.0
66,000 (4)	Truist Financial Corp., 5.100%, 12/31/2199	57,420	0.0
241,000 (4)	Truist Financial Corp., 5.867%, 06/08/2034	241,209	0.1
25,000 (3)	Truist Financial Corp., 6.202%, (US0003M + 0.650%), 03/15/2028	21,769	0.0
250,000 (2)(4)	UBS Group AG, 2.193%, 06/05/2026	229,374	0.1
250,000 (2)(4)	UBS Group AG, 9.016%, 11/15/2033	299,846	0.1
48,000 (4)	US Bancorp, 5.836%, 06/12/2034	48,369	0.0
7,000	Ventas Realty L.P., 5.700%, 09/30/2043	6,613	0.0
18,000 (4)	Wells Fargo & Co., 2.164%, 02/11/2026	16,959	0.0
36,000 (4)	Wells Fargo & Co., 2.393%, 06/02/2028	32,106	0.0
81,000 (4)	Wells Fargo & Co., 2.406%, 10/30/2025	77,166	0.0
14,000 (4)	Wells Fargo & Co., 3.068%, 04/30/2041	10,309	0.0
246,000 (4)	Wells Fargo & Co., 5.389%, 04/24/2034	244,543	0.1
15,000	Weyerhaeuser Co., 4.750%, 05/15/2026	14,742	0.0
		7,739,742	2.5
	Industrial: 0.4%
31,000	Avnet, Inc., 5.500%, 06/01/2032	29,461	0.0
29,000	Avnet, Inc., 6.250%, 03/15/2028	29,300	0.0
40,000	Berry Global, Inc., 1.650%, 01/15/2027	34,534	0.0
22,000	Boeing Co/The, 3.250%, 02/01/2028	20,214	0.0
36,000	Boeing Co/The, 3.250%, 02/01/2035	29,213	0.0
5,000	Boeing Co/The, 3.625%, 02/01/2031	4,505	0.0
5,000	Boeing Co/The, 3.850%, 11/01/2048	3,694	0.0
35,000	Boeing Co/The, 4.875%, 05/01/2025	34,514	0.0
34,000	Boeing Co/The, 5.150%, 05/01/2030	33,694	0.0
43,000	Boeing Co/The, 5.805%, 05/01/2050	42,880	0.0

See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
18,000	Boeing Co/The, 5.930%, 05/01/2060	$17,841	0.0
59,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	48,838	0.1
5,000	Burlington Northern Santa Fe LLC, 4.050%, 06/15/2048	4,293	0.0
6,000	Burlington Northern Santa Fe LLC, 4.150%, 04/01/2045	5,229	0.0
8,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/2044	7,386	0.0
40,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	40,840	0.0
23,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	23,041	0.0
18,000	GE Capital Funding LLC, 4.400%, 05/15/2030	16,714	0.0
9,000	John Deere Capital Corp., 3.350%, 04/18/2029	8,379	0.0
82,000	John Deere Capital Corp., 4.700%, 06/10/2030	81,516	0.1
40,000	John Deere Capital Corp., 4.750%, 01/20/2028	39,996	0.0
31,000	Lockheed Martin Corp., 4.750%, 02/15/2034	30,943	0.0
31,000	Lockheed Martin Corp., 5.200%, 02/15/2055	32,018	0.0
16,000	Lockheed Martin Corp., 5.900%, 11/15/2063	18,231	0.0
200,000 (2)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	187,296	0.1
11,000	Norfolk Southern Corp., 4.100%, 05/15/2121	7,777	0.0
2,000	Northrop Grumman Corp., 4.950%, 03/15/2053	1,950	0.0
35,000	Northrop Grumman Corp., 5.150%, 05/01/2040	34,513	0.0
24,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	21,358	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
40,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	$35,350	0.0
70,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.200%, 06/15/2030	70,432	0.1
2,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	1,995	0.0
34,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	31,306	0.0
51,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	46,978	0.0
38,000	Raytheon Technologies Corp., 5.150%, 02/27/2033	38,536	0.0
40,000	Raytheon Technologies Corp., 5.375%, 02/27/2053	41,578	0.0
37,000	Ryder System, Inc., 5.250%, 06/01/2028	36,561	0.0
30,000 (2)	Sealed Air Corp., 1.573%, 10/15/2026	26,120	0.0
20,000	Trane Technologies Financing Ltd., 5.250%, 03/03/2033	20,257	0.0
6,000	Union Pacific Corp., 3.750%, 02/05/2070	4,548	0.0
22,000	Union Pacific Corp., 3.799%, 10/01/2051	18,054	0.0
24,000	Union Pacific Corp., 3.839%, 03/20/2060	19,133	0.0
6,000	Union Pacific Corp., 3.875%, 02/01/2055	4,858	0.0
16,000	Union Pacific Corp., 5.150%, 01/20/2063	16,076	0.0
14,000	Waste Connections, Inc., 2.600%, 02/01/2030	12,124	0.0
21,000	Waste Management, Inc., 4.625%, 02/15/2030	20,707	0.0
15,000	Waste Management, Inc., 4.625%, 02/15/2033	14,705	0.0
		1,349,486	0.4
	Technology: 0.5%
58,000 (3)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	55,006	0.0

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
50,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	$45,572	0.0
19,000	Apple, Inc., 2.850%, 08/05/2061	12,949	0.0
12,000	Apple, Inc., 4.100%, 08/08/2062	10,516	0.0
11,000	Apple, Inc., 4.150%, 05/10/2030	10,831	0.0
9,000 (3)	Apple, Inc., 4.300%, 05/10/2033	8,956	0.0
38,000 (2)	Broadcom, Inc., 3.187%, 11/15/2036	28,740	0.0
130,000 (2)	Broadcom, Inc., 4.926%, 05/15/2037	117,724	0.1
25,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	25,422	0.0
20,000	Fiserv, Inc., 2.750%, 07/01/2024	19,410	0.0
31,000	HP, Inc., 2.650%, 06/17/2031	25,000	0.0
75,000	Intel Corp., 4.600%, 03/25/2040	70,251	0.0
39,000	Intel Corp., 5.125%, 02/10/2030	39,262	0.0
32,000	KLA Corp., 5.250%, 07/15/2062	32,425	0.0
51,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	44,034	0.0
26,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	21,170	0.0
22,000	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	16,520	0.0
79,000	Microsoft Corp., 2.921%, 03/17/2052	58,825	0.0
31,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	30,804	0.0
13,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	8,679	0.0
14,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	12,396	0.0
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	94,307	0.1
70,000	Oracle Corp., 2.300%, 03/25/2028	61,815	0.0
74,000	Oracle Corp., 3.650%, 03/25/2041	57,060	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
27,000	Oracle Corp., 3.800%, 11/15/2037	$22,091	0.0
6,000	Oracle Corp., 3.850%, 07/15/2036	5,011	0.0
110,000	Oracle Corp., 4.300%, 07/08/2034	99,941	0.1
34,000	Oracle Corp., 6.150%, 11/09/2029	35,436	0.0
62,000	QUALCOMM, Inc., 6.000%, 05/20/2053	69,447	0.0
14,000	Texas Instruments, Inc., 3.650%, 08/16/2032	13,012	0.0
27,000	Texas Instruments, Inc., 4.900%, 03/14/2033	27,674	0.0
34,000	Texas Instruments, Inc., 5.000%, 03/14/2053	34,486	0.0
84,000	Texas Instruments, Inc., 5.050%, 05/18/2063	84,238	0.1
81,000	VMware, Inc., 1.400%, 08/15/2026	71,566	0.1
		1,370,576	0.5
	Utilities: 1.2%
32,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	30,477	0.0
21,000	AES Corp./The, 1.375%, 01/15/2026	18,769	0.0
10,000 (2)	AES Corp./The, 3.950%, 07/15/2030	8,974	0.0
33,000	AES Corp./The, 5.450%, 06/01/2028	32,433	0.0
20,000	Alabama Power Co., 3.450%, 10/01/2049	14,678	0.0
26,000 (4)	American Electric Power Co., Inc., 3.875%, 02/15/2062	20,780	0.0
25,000 (2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	20,713	0.0
28,000 (2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	26,132	0.0
14,000	Appalachian Power Co., 4.500%, 03/01/2049	11,838	0.0
55,000	Avangrid, Inc., 3.200%, 04/15/2025	52,327	0.0
119,000	Avangrid, Inc., 3.800%, 06/01/2029	108,564	0.1
23,000	Baltimore Gas and Electric Co., 5.400%, 06/01/2053	23,396	0.0
9,000	Black Hills Corp., 3.050%, 10/15/2029	7,715	0.0

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
40,000	Black Hills Corp., 4.250%, 11/30/2023	$39,727	0.0
4,000	Black Hills Corp., 4.350%, 05/01/2033	3,566	0.0
39,000 (2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	35,776	0.0
12,000 (4)	CMS Energy Corp., 3.750%, 12/01/2050	9,292	0.0
68,000 (4)	CMS Energy Corp., 4.750%, 06/01/2050	58,632	0.1
24,000	Connecticut Light and Power Co/The, 5.250%, 01/15/2053	24,400	0.0
12,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	11,869	0.0
6,000 (4)	Dominion Energy, Inc., 4.350%, 12/31/2199	5,071	0.0
50,000 (3)	Dominion Energy, Inc., 5.375%, 11/15/2032	50,203	0.0
12,000	DTE Electric Co., 5.400%, 04/01/2053	12,401	0.0
10,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	8,493	0.0
6,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	4,735	0.0
81,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	67,311	0.1
42,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	42,610	0.0
4,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	3,852	0.0
42,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	34,528	0.0
26,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	28,379	0.0
195,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	124,840	0.1
22,000	Duke Energy Indiana LLC, 5.400%, 04/01/2053	22,211	0.0
11,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	9,137	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	$1,525	0.0
10,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	10,269	0.0
109,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	85,079	0.1
40,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	33,832	0.0
2,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	1,669	0.0
11,000 (2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	8,812	0.0
78,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	48,767	0.0
9,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	6,451	0.0
25,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	21,000	0.0
16,000 (3)	Entergy Arkansas LLC, 5.150%, 01/15/2033	16,049	0.0
24,000	Entergy Corp., 2.400%, 06/15/2031	19,454	0.0
7,000	Entergy Corp., 2.800%, 06/15/2030	5,942	0.0
100,000	Entergy Louisiana LLC, 2.900%, 03/15/2051	66,102	0.1
9,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	7,563	0.0
32,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	31,420	0.0
33,000	Entergy Texas, Inc., 4.000%, 03/30/2029	31,168	0.0
43,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	44,361	0.0
16,000	Evergy Metro, Inc., 2.250%, 06/01/2030	13,338	0.0
25,000	Eversource Energy, 1.400%, 08/15/2026	22,222	0.0
57,000	Eversource Energy, 2.900%, 03/01/2027	52,555	0.0
46,000	Eversource Energy, 5.125%, 05/15/2033	45,365	0.0
34,000	Eversource Energy, 5.450%, 03/01/2028	34,258	0.0
54,000	Exelon Corp., 5.150%, 03/15/2028	53,785	0.1
21,000	Florida Power & Light Co., 4.625%, 05/15/2030	20,689	0.0

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
15,000 (3)	Florida Power & Light Co., 4.800%, 05/15/2033	$14,900	0.0
25,000	Georgia Power Co., 2.200%, 09/15/2024	23,905	0.0
18,000	Georgia Power Co., 4.650%, 05/16/2028	17,650	0.0
80,000	Interstate Power and Light Co., 3.250%, 12/01/2024	77,261	0.1
6,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	5,435	0.0
8,000 (2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	6,607	0.0
50,000 (2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	48,389	0.0
50,000 (2)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	49,485	0.0
17,000	Kentucky Utilities Co., 5.450%, 04/15/2033	17,330	0.0
17,000	Louisville Gas and Electric Co., 5.450%, 04/15/2033	17,328	0.0
12,000 (2)	Metropolitan Edison Co., 4.000%, 04/15/2025	11,498	0.0
30,000	Mississippi Power Co., 4.250%, 03/15/2042	25,023	0.0
20,000 (2)	Monongahela Power Co., 3.550%, 05/15/2027	18,769	0.0
13,000 (2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	11,614	0.0
41,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	34,684	0.0
31,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	25,845	0.0
8,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	7,426	0.0
28,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	29,303	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
31,000 (4)	National Rural Utilities Cooperative Finance Corp., 7.125%, 09/15/2053	$31,079	0.0
32,000 (4)	National Rural Utilities Cooperative Finance Corp., 8.209%, (US0003M + 2.910%), 04/30/2043	31,187	0.0
93,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	82,956	0.1
18,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	14,610	0.0
45,000 (4)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	38,004	0.0
38,000	NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	37,386	0.0
25,000 (3)	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	24,627	0.0
50,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	50,210	0.0
100,000	NiSource, Inc., 0.950%, 08/15/2025	91,238	0.1
16,000	NSTAR Electric Co., 1.950%, 08/15/2031	12,848	0.0
26,000	ONE Gas, Inc., 1.100%, 03/11/2024	25,161	0.0
28,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	20,023	0.0
17,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	12,892	0.0
54,000	PacifiCorp, 5.350%, 12/01/2053	49,387	0.0
35,000	PacifiCorp, 5.500%, 05/15/2054	32,886	0.0
23,000	PECO Energy Co., 4.900%, 06/15/2033	22,970	0.0
27,000 (2)	Pennsylvania Electric Co., 5.150%, 03/30/2026	26,604	0.0
200,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	190,685	0.1
33,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	33,701	0.0

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
15,000	Public Service Co. of Colorado, 5.250%, 04/01/2053	$14,426	0.0
5,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	5,031	0.0
4,000	Public Service Electric and Gas Co., 3.800%, 03/01/2046	3,242	0.0
7,000	Public Service Electric and Gas Co., 5.125%, 03/15/2053	7,068	0.0
11,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	8,625	0.0
59,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	47,746	0.0
70,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	71,462	0.1
65,000 (4)	Sempra Energy, 4.125%, 04/01/2052	52,669	0.0
27,000	Sempra Energy, 5.500%, 08/01/2033	26,842	0.0
34,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	28,573	0.0
6,000	Southern California Edison Co., 4.050%, 03/15/2042	4,864	0.0
39,000 (4)	Southern Co/The, 3.750%, 09/15/2051	33,287	0.0
35,000 (4)	Southern Co/The, 4.000%, 01/15/2051	32,456	0.0
38,000	Southern Co/The, 5.113%, 08/01/2027	37,675	0.0
36,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	32,563	0.0
22,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	21,735	0.0
14,000	Tampa Electric Co., 4.350%, 05/15/2044	11,896	0.0
12,000	Union Electric Co., 5.450%, 03/15/2053	12,253	0.0
30,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	30,067	0.0
31,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	26,497	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
26,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	$22,390	0.0
10,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	9,911	0.0
14,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	13,989	0.0
23,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	19,742	0.0
26,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	20,546	0.0
		3,521,965	1.2
	Total Corporate Bonds/Notes (Cost $25,057,663)	23,305,221	7.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
47,270	Alternative Loan Trust 2004-J7 MI, 4.243%, (US0001M + 1.020%), 10/25/2034	46,851	0.0
36,280	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	26,376	0.0
70,927	Alternative Loan Trust 2005-J2 1A12, 5.500%, (US0001M + 0.400%), 04/25/2035	54,963	0.0
15,260	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	8,047	0.0
74,599	Alternative Loan Trust 2006-19CB A12, 5.550%, (US0001M + 0.400%), 08/25/2036	35,503	0.0
22,765	Alternative Loan Trust 2007-23CB A3, 5.650%, (US0001M + 0.500%), 09/25/2037	9,144	0.0
100,110	Alternative Loan Trust 2007-2CB 2A1, 5.750%, (US0001M + 0.600%), 03/25/2037	43,041	0.0
600,000 (2)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	439,688	0.2
20,665 (4)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.577%, 09/25/2035	16,986	0.0
500,000 (2)	Bellemeade Re 2022-1 M1C Ltd., 8.767%, (SOFR30A + 3.700%), 01/26/2032	488,318	0.2

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,075 (4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.421%, 03/25/2036	$38,971	0.0
25,714 (4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.974%, 09/25/2037	22,580	0.0
100,000 (2)	Connecticut Avenue Securities Trust 2020-R02 2B1, 8.150%, (US0001M + 3.000%), 01/25/2040	96,208	0.0
200,000 (2)	Connecticut Avenue Securities Trust 2021-R01 1M2, 6.617%, (SOFR30A + 1.550%), 10/25/2041	196,117	0.1
100,000 (2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 9.567%, (SOFR30A + 4.500%), 01/25/2042	100,593	0.0
238,959	Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	223,135	0.1
370,489	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	361,412	0.1
1,637 (2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 7.450%, (US0001M + 2.300%), 08/25/2031	1,637	0.0
51,712 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 7.200%, (US0001M + 2.050%), 01/25/2040	51,935	0.0
142,783	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	137,747	0.1
122,683 (4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.540%, 02/25/2049	122,255	0.0
111,536	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	109,182	0.0
84,621	Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	80,757	0.0
161,591	Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	155,943	0.1
51,015	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	50,317	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
37,005	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	$37,920	0.0
58,929	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	57,254	0.0
365,160	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	341,641	0.1
38,461	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	35,871	0.0
86,405 (2)(4)	Flagstar Mortgage Trust 2018-1 B3, 3.945%, 03/25/2048	73,678	0.0
277,771	Freddie Mac 4634 ZM, 5.000%, 11/15/2056	273,354	0.1
35,098	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	35,056	0.0
35,337	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	35,493	0.0
8,917	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	8,894	0.0
28,052	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	27,785	0.0
86,315	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	85,538	0.0
33,654	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	33,217	0.0
29,246 (4)	Freddie Mac REMIC Trust 3524 LA, 5.091%, 03/15/2033	28,023	0.0
31,656	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	32,105	0.0
5,622	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	5,435	0.0
211,582	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	195,241	0.1
558,699	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	528,715	0.2
588,057	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	556,496	0.2

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,098,516	Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	$976,827	0.3
538,139	Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	474,644	0.2
129,282	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	123,303	0.1
196,323 (2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 7.067%, (SOFR30A + 2.000%), 12/25/2050	196,976	0.1
75,037 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 8.250%, (US0001M + 3.100%), 03/25/2050	77,007	0.0
182,271 (2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 6.717%, (SOFR30A + 1.650%), 01/25/2034	182,044	0.1
600,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.817%, (SOFR30A + 3.750%), 12/25/2041	573,159	0.2
100,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.467%, (SOFR30A + 3.400%), 01/25/2042	96,245	0.0
226,467	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	191,881	0.1
1,163,515	Ginnie Mae 2019-15 CZ, 3.500%, 02/20/2049	975,130	0.3
27,904	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	27,669	0.0
187,294	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	180,504	0.1
5,979	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	6,038	0.0
17,650	HomeBanc Mortgage Trust 2004-1 2A, 6.010%, (US0001M + 0.860%), 08/25/2029	16,810	0.0
33,349 (2)(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	32,099	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
143,689 (2)(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	$122,576	0.1
300,000 (2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 7.967%, (SOFR30A + 2.900%), 02/25/2034	296,928	0.1
7,835	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	6,537	0.0
14,668 (4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.230%, 10/25/2036	13,279	0.0
34,333	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 6.170%, (US0001M + 0.510%), 08/25/2045	32,628	0.0
17,594	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 6.130%, (US0001M + 0.490%), 10/25/2045	16,567	0.0
20,064 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.693%, 08/25/2046	18,000	0.0
97,169 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.768%, 12/25/2036	87,221	0.0
51,176 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.597%, 07/25/2037	43,417	0.0
121,376	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 4.936%, (12MTA + 0.960%), 08/25/2046	68,502	0.0

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,052	Wells Fargo Alternative Loan 2007-PA2 2A1, 5.580%, (US0001M + 0.430%), 06/25/2037	$8,108	0.0
7,893 (4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.692%, 04/25/2036	7,439	0.0
12,834 (4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.360%, 12/28/2037	11,576	0.0
	Total Collateralized Mortgage Obligations (Cost $11,387,192)	10,172,536	3.3
U.S. TREASURY OBLIGATIONS: 3.7%
	U.S. Treasury Bonds: 1.5%
1,000	1.250%, 05/15/2050	563	0.0
22,000	1.375%, 11/15/2040	14,737	0.0
2,200	1.625%, 11/15/2050	1,367	0.0
45,400	2.750%, 08/15/2032	41,629	0.0
117,400	3.250%, 05/15/2042	104,821	0.1
1,671,400	3.375%, 05/15/2033	1,612,117	0.5
985,600	3.625%, 02/15/2053	946,176	0.3
1,710,800 (3)	3.875%, 05/15/2043	1,669,634	0.6
		4,391,044	1.5
	U.S. Treasury Notes: 2.2%
1,000	0.125%, 10/15/2023	986	0.0
260,500	0.500%, 11/30/2023	255,377	0.1
137,800	1.250%, 11/30/2026	124,184	0.0
219,300	1.250%, 09/30/2028	189,891	0.1
340,000	3.625%, 05/15/2026	331,752	0.1
418,000	3.625%, 05/31/2028	408,889	0.1
290,000	3.750%, 05/31/2030	285,990	0.1
920,000	3.750%, 06/30/2030	907,925	0.3
2,073,000	4.000%, 06/30/2028	2,061,825	0.7
1,331,000	4.125%, 06/15/2026	1,317,690	0.4
290,400 (3)	4.250%, 05/31/2025	286,764	0.1
619,100	4.625%, 06/30/2025	616,307	0.2
		6,787,580	2.2
	Total U.S. Treasury Obligations (Cost $11,280,349)	11,178,624	3.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.4%
	Federal Home Loan Mortgage Corporation: 0.2%(5)
5,235	2.500%, 05/01/2030	4,865	0.0
3,616	2.500%, 05/01/2030	3,372	0.0
7,852	2.500%, 06/01/2030	7,297	0.0
15,527	3.000%, 03/01/2045	14,044	0.0
11,377	3.000%, 03/01/2045	10,290	0.0
17,588	3.000%, 04/01/2045	15,908	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
27,790	3.500%, 03/01/2045	$25,892	0.0
73,093	4.000%, 12/01/2041	69,985	0.1
26,177	4.000%, 12/01/2042	25,212	0.0
3,366	4.000%, 09/01/2045	3,220	0.0
3,516	4.000%, 09/01/2045	3,366	0.0
4,743	4.000%, 09/01/2045	4,539	0.0
3,740	4.000%, 09/01/2045	3,562	0.0
39,771	4.500%, 08/01/2041	39,086	0.0
157,004	4.500%, 09/01/2041	155,322	0.1
1,832	5.500%, 07/01/2037	1,885	0.0
1,487	6.500%, 12/01/2031	1,530	0.0
		389,375	0.2
	Federal National Mortgage Association: 0.1%(5)
326,829	4.500%, 09/01/2047	331,031	0.1

	Government National Mortgage Association: 1.2%
1,133,911	2.500%, 05/20/2051	986,079	0.3
602,823	3.000%, 11/20/2051	540,738	0.2
1,826,279	3.500%, 05/20/2050	1,702,638	0.6
18,713	4.000%, 11/20/2040	18,182	0.0
36,812	4.000%, 03/20/2046	35,417	0.0
311,166	4.000%, 05/20/2053	294,604	0.1
35,112	4.500%, 08/20/2041	34,889	0.0
66,989	4.500%, 09/15/2047	65,659	0.0
		3,678,206	1.2
	Uniform Mortgage-Backed Securities: 3.9%
259,136	2.000%, 05/01/2051	211,935	0.1
269,882	2.000%, 10/01/2051	220,610	0.1
911,440	2.000%, 02/01/2052	748,529	0.2
993,516	2.000%, 03/01/2052	811,632	0.3
10,225	2.500%, 05/01/2030	9,509	0.0
13,934	2.500%, 06/01/2030	12,960	0.0
19,358	2.500%, 06/01/2030	18,004	0.0
7,447	2.500%, 07/01/2030	6,926	0.0
1,264,123	2.500%, 02/01/2051	1,078,737	0.4
531,061	2.500%, 06/01/2051	452,399	0.1
933,178	2.500%, 11/01/2051	797,059	0.3
308,149	2.500%, 01/01/2052	263,602	0.1
459,366	2.500%, 02/01/2052	392,529	0.1
562,513	2.500%, 02/01/2052	480,845	0.2
791,549	2.500%, 02/01/2052	679,224	0.2
844,022	2.500%, 02/01/2052	723,708	0.2
347,498	2.500%, 03/01/2052	297,536	0.1
29,513	3.000%, 09/01/2043	26,664	0.0
145,107	3.000%, 04/01/2045	131,090	0.0
96,292	3.000%, 07/01/2046	86,572	0.0
517,311	3.000%, 04/01/2050	459,013	0.2
1,000,577	3.000%, 02/01/2052	889,856	0.3

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
928,910	3.000%, 04/01/2052	$824,906	0.3
750,361	3.000%, 05/01/2052	663,974	0.2
32,843	3.500%, 10/01/2042	30,751	0.0
293,144	3.500%, 08/01/2046	272,809	0.1
7,892	4.000%, 07/01/2042	7,593	0.0
72,527	4.000%, 07/01/2042	69,778	0.0
117,037	4.000%, 01/01/2045	113,222	0.0
18,891	4.000%, 06/01/2045	18,060	0.0
41,575	4.000%, 11/01/2052	39,609	0.0
808,000 (6)	4.000%, 07/15/2053	758,352	0.3
14,388	4.500%, 11/01/2040	14,218	0.0
28,867	4.500%, 10/01/2041	28,525	0.0
177,896	5.000%, 05/01/2042	179,276	0.1
47,122	5.500%, 12/01/2036	48,113	0.0
141	7.000%, 10/01/2029	143	0.0
851	7.000%, 01/01/2032	847	0.0
		11,869,115	3.9
	Total U.S. Government Agency Obligations (Cost $17,437,840)	16,267,727	5.4
ASSET-BACKED SECURITIES: 3.0%
	Automobile Asset-Backed Securities: 0.2%
100,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	99,461	0.1
150,000	Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	146,480	0.1
100,000 (2)	Ford Credit Auto Owner Trust 2022-REV1 C, 4.670%, 11/15/2034	95,465	0.0
100,000 (2)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	94,626	0.0
100,000	GM Financial Automobile Leasing Trust 2022-2 C, 4.330%, 05/20/2026	97,525	0.0
		533,557	0.2
	Home Equity Asset-Backed Securities: 0.0%
53,312 (4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	52,130	0.0

	Other Asset-Backed Securities: 2.6%
250,000 (2)	AMMC CLO 16 Ltd. 2015-16A CR2, 7.201%, (US0003M + 1.950%), 04/14/2029	250,011	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
25,894 (2)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	$23,918	0.0
300,000 (2)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 8.093%, (US0001M + 2.900%), 11/15/2036	285,368	0.1
400,000 (2)	ARES XLIV CLO Ltd. 2017-44A A2R, 6.560%, (US0003M + 1.300%), 04/15/2034	386,739	0.1
83,333 (2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	71,230	0.0
250,000 (2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 7.400%, (US0003M + 2.150%), 01/20/2032	240,983	0.1
500,000 (2)	Benefit Street Partners Clo XXII Ltd. 2020-22A AR, 6.399%, (TSFR3M + 1.350%), 04/20/2035	489,988	0.2
500,000 (2)	BlueMountain CLO 2014-2A A2R2 Ltd., 6.650%, (US0003M + 1.400%), 10/20/2030	486,955	0.2
250,000 (2)	BlueMountain CLO Ltd. 2021-28A C, 7.260%, (US0003M + 2.000%), 04/15/2034	236,312	0.1
455,000 (2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.136%, (TSFR3M + 2.150%), 04/15/2035	419,645	0.2
98,750 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	89,411	0.0
250,000 (2)	Carlyle US Clo 2017-2A CR Ltd., 6.650%, (US0003M + 1.400%), 07/20/2031	245,377	0.1
16,450	Chase Funding Trust Series 2003-5 2A2, 5.750%, (US0001M + 0.600%), 07/25/2033	15,712	0.0
71,675 (2)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	62,167	0.0

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
87,813 (2)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	$74,759	0.0
95,500 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	89,469	0.0
193,500 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	169,587	0.1
98,000 (2)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	80,874	0.0
95,750 (2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	90,288	0.0
250,000 (2)	Eaton Vance Clo 2015-1A A2R Ltd., 6.500%, (US0003M + 1.250%), 01/20/2030	244,096	0.1
98,500 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	96,327	0.0
250,000 (2)	Galaxy XXII CLO Ltd. 2016-22A ARR, 6.460%, (US0003M + 1.200%), 04/16/2034	244,911	0.1
12,566 (2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	11,377	0.0
221,228 (2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	186,422	0.1
65,247 (2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	50,602	0.0
65,582 (2)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	49,065	0.0
109,581 (2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	79,707	0.0
250,000 (2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.265%, (US0003M + 2.000%), 04/19/2033	242,263	0.1
14,036 (2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	14,024	0.0
200,000 (2)(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	181,024	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
33,199 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$30,361	0.0
25,434 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	22,561	0.0
53,843 (2)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	44,095	0.0
61,112 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	47,856	0.0
250,000 (2)	Oak Hill Credit Partners 2021-8A C, 7.162%, (US0003M + 1.900%), 01/18/2034	239,221	0.1
250,000 (2)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 6.460%, (US0003M + 1.200%), 07/15/2029	244,747	0.1
200,000 (2)	OHA Loan Funding 2013-1A A1R2 Ltd., 6.363%, (US0003M + 1.090%), 07/23/2031	199,139	0.1
45,091 (2)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	43,902	0.0
250,000 (2)	Palmer Square CLO 2021-1A B Ltd., 6.950%, (US0003M + 1.700%), 04/20/2034	238,509	0.1
250,000 (2)	Rockland Park CLO Ltd. 2021-1A C, 7.150%, (US0003M + 1.900%), 04/20/2034	237,928	0.1
75,375 (2)	SoFi Consumer Loan Program 2023-1S A Trust, 5.810%, 05/15/2031	75,262	0.0
99,571 (2)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	96,351	0.0
186,658 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	147,460	0.1
88,742 (2)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	70,084	0.0
90,161 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	75,705	0.0

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
188,000 (2)	Taco Bell Funding LLC 2016-1A A23, 4.970%, 05/25/2046	$181,288	0.1
95,500 (2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	90,327	0.0
98,500 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	76,878	0.0
85,333 (2)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	70,430	0.0
80,875 (2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	67,990	0.0
27,587 (2)	Upstart Securitization Trust 2021-4 A, 0.840%, 09/20/2031	27,108	0.0
94,500 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	85,849	0.0
98,000 (2)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	78,588	0.0
196,500 (2)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	164,391	0.1
		7,864,641	2.6
	Student Loan Asset-Backed Securities: 0.2%
24,271 (2)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	21,970	0.0
19,352 (2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	17,803	0.0
39,627 (2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	36,893	0.0
32,527 (2)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	27,639	0.0
22,761 (2)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	21,886	0.0
120,861 (2)	Navient Private Education Refi Loan Trust 2020-BA A2, 2.120%, 01/15/2069	109,636	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
29,079 (2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	$26,127	0.0
62,344 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	54,130	0.0
53,516 (2)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	46,260	0.0
100,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	91,102	0.1
57,169 (2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	50,731	0.0
27,600 (2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	26,433	0.0
26,332 (2)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	25,181	0.0
62,555 (2)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	56,076	0.0
		611,867	0.2
	Total Asset-Backed Securities (Cost $9,706,192)	9,062,195	3.0
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.5%
500,000 (2)(4)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	245,630	0.1
500,000 (2)	AREIT 2021-CRE5 D Trust, 7.807%, (US0001M + 2.650%), 11/17/2038	469,624	0.2
3,000,000 (4)(7)	BANK 2017-BNK8 XB, 0.230%, 11/15/2050	22,002	0.0
953,420 (4)(7)	BANK 2019-BNK16 XA, 1.102%, 02/15/2052	39,453	0.0
3,573,306 (4)(7)	BANK 2019-BNK21 XA, 0.960%, 10/17/2052	143,913	0.1

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,180,000 (2)(4)(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	$24,817	0.0
960,484 (4)(7)	Benchmark 2019-B9 XA Mortgage Trust, 1.189%, 03/15/2052	42,106	0.0
111,752 (2)	BX Commercial Mortgage Trust 2021-21M E, 7.364%, (US0001M + 2.171%), 10/15/2036	105,023	0.1
343,000 (2)	BX Commercial Mortgage Trust 2021-IRON E, 7.612%, (TSFR1M + 2.350%), 02/15/2038	317,897	0.1
648,899 (4)(7)	CD 2017-CD4 Mortgage Trust XA, 1.380%, 05/10/2050	22,910	0.0
848,699 (4)(7)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.050%, 07/10/2049	36,079	0.0
1,109,163 (4)(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.173%, 10/12/2050	36,429	0.0
946,607 (4)(7)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.011%, 09/15/2050	26,358	0.0
1,166,752 (4)(7)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.828%, 06/10/2051	32,416	0.0
1,100,913 (4)(7)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.168%, 08/10/2056	46,376	0.0
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	51,516	0.0
149,261 (4)(7)	COMM 2012-CR4 XA, 1.327%, 10/15/2045	203	0.0
2,380,000 (2)(4)(7)	COMM 2012-CR4 XB, 0.502%, 10/15/2045	4,558	0.0
177,000 (4)	Comm 2013-CCRE13 C Mortgage Trust, 5.032%, 11/10/2046	160,601	0.1
1,290,495 (4)(7)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	17,537	0.0
685,430 (4)(7)	COMM 2017-COR2 XA, 1.307%, 09/10/2050	25,417	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
130,000 (2)(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	$102,426	0.1
642,456 (7)	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	86,322	0.0
1,640,701 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.971%, 11/25/2030	78,738	0.0
782,479 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	76,971	0.0
1,281,417 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.956%, 10/25/2035	90,746	0.1
848,000 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	53,543	0.0
300,000 (2)(8)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	204,310	0.1
300,000 (2)(8)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	198,335	0.1
100,000 (2)	GS Mortgage Securities Corp. II 2018-RIVR F, 7.293%, (US0001M + 2.100%), 07/15/2035	36,992	0.0
954,320 (4)(7)	GS Mortgage Securities Trust 2014-GC22 XA, 1.089%, 06/10/2047	4,263	0.0
1,331,060 (4)(7)	GS Mortgage Securities Trust 2016-GS4 XA, 0.690%, 11/10/2049	19,629	0.0
820,137 (4)(7)	GS Mortgage Securities Trust 2017-GS6 XA, 1.157%, 05/10/2050	25,603	0.0
1,212,324 (4)(7)	GS Mortgage Securities Trust 2019-GC38 XA, 1.110%, 02/10/2052	48,489	0.0
2,046,544 (4)(7)	GS Mortgage Securities Trust 2019-GC42 XA, 0.928%, 09/10/2052	73,122	0.0

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	$77,501	0.0
1,297,566 (4)(7)	GS Mortgage Securities Trust 2020-GC47 XA, 1.243%, 05/12/2053	74,401	0.0
1,101,468 (4)(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.712%, 12/15/2049	16,524	0.0
100,000 (2)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	52,672	0.0
290,221 (4)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.719%, 04/15/2047	921	0.0
1,423,477 (4)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.100%, 12/15/2047	11,801	0.0
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	55,136	0.0
3,329,489 (4)(7)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.756%, 11/15/2052	104,870	0.1
1,005,259 (4)(7)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.417%, 05/15/2054	65,804	0.0
1,909,938 (4)(7)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.083%, 03/15/2051	66,744	0.0
60,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	51,397	0.0
400,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	372,447	0.1
400,000 (2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	244,855	0.1
1,012,315 (4)(7)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.749%, 08/15/2052	65,946	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (2)(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.151%, 10/15/2057	$307,778	0.1
	Total Commercial Mortgage-Backed Securities (Cost $5,508,216)	4,539,151	1.5
SOVEREIGN BONDS: 0.1%
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	151,300	0.0
200,000	Mexico Government International Bond, 3.500%, 02/12/2034	168,014	0.1
	Total Sovereign Bonds (Cost $398,476)	319,314	0.1

	Value	Percentage of Net Assets
PURCHASED OPTIONS(9): 0.0%
Total Purchased Options (Cost $32,219)	11,969	0.0
Total Long-Term Investments (Cost $282,300,272)	297,221,831	98.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Commercial Paper: 1.2%
250,000	American Electric Power Co., Inc., 5.290%, 07/07/2023	249,747	0.1
1,200,000	Duke Energy, 5.330%, 07/11/2023	1,198,075	0.4
500,000	Jupiter Securitization Co., 5.190%, 07/13/2023	499,077	0.1
1,800,000	Sherwin-Williams Co., 5.240%, 07/05/2023	1,798,709	0.6
	Total Commercial Paper (Cost $3,746,086)	3,745,608	1.2

	U.S. Government Agency Obligations: 0.2%
400,000 (10)	Fannie Mae Discount Notes, 2.440%, 07/06/2023	399,840	0.1

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
255,000 (10)	Federal Home Loan Bank Discount Notes, 4.802%, 07/03/2023	$255,000	0.1
	Total U.S. Government Agency Obligations (Cost $654,657)	654,840	0.2

	Repurchase Agreements: 1.7%
1,230,198 (11)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,230,710, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,254,802, due 04/01/35-09/01/61)	1,230,198	0.4
213,285 (11)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $213,374, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $217,551, due 10/31/24-08/20/67)	213,285	0.1
1,230,198 (11)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,230,710, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,254,802, due 08/15/23-11/15/57)	1,230,198	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,230,198 (11)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $1,230,721, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $1,254,805, due 07/28/23-06/21/28)	$1,230,198	0.4
1,230,198 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,230,710, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,254,802, due 07/31/23-05/20/53)	1,230,198	0.4
	Total Repurchase Agreements (Cost $5,134,077)	5,134,077	1.7
	Total Short-Term Investments (Cost $9,534,820)	9,534,525	3.1
	Total Investments in Securities (Cost $291,835,092)	$306,756,356	101.1
	Liabilities in Excess of Other Assets	(3,435,147)	(1.1)
	Net Assets	$303,321,209	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2023.

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)
Common Stock	36.3%
Mutual Funds	31.1%
Corporate Bonds/Notes	7.7%
Exchange-Traded Funds	5.9%
U.S. Government Agency Obligations	5.4%
U.S. Treasury Obligations	3.7%
Collateralized Mortgage Obligations	3.3%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	0.1%
Preferred Stock	0.0%^
Purchased Options	0.0%^
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.
(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(9)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.

(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,324,391	$636,516	$—	$6,960,907
Consumer Discretionary	11,185,802	1,755,850	—	12,941,652
Consumer Staples	5,900,091	1,613,115	—	7,513,206
Energy	3,796,974	662,818	—	4,459,792
Financials	11,748,120	3,054,521	—	14,802,641
Health Care	11,844,043	2,252,593	—	14,096,636
Industrials	10,843,674	2,644,810	—	13,488,484
Information Technology	23,607,601	1,372,781	—	24,980,382
Materials	2,903,777	1,451,713	—	4,355,490
Real Estate	3,033,668	418,867	—	3,452,535
Utilities	2,552,762	603,847	—	3,156,609
Total Common Stock	93,740,903	16,467,431	—	110,208,334
Exchange-Traded Funds	17,828,274	—	—	17,828,274
Mutual Funds	94,232,338	—	—	94,232,338
Preferred Stock	—	96,148	—	96,148
See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Purchased Options	$—	$11,969	$—	$11,969
Corporate Bonds/Notes	—	23,305,221	—	23,305,221
Collateralized Mortgage Obligations	—	10,172,536	—	10,172,536
Asset-Backed Securities	—	9,062,195	—	9,062,195
U.S. Government Agency Obligations	—	16,267,727	—	16,267,727
Commercial Mortgage-Backed Securities	—	4,539,151	—	4,539,151
Sovereign Bonds	—	319,314	—	319,314
U.S. Treasury Obligations	—	11,178,624	—	11,178,624
Short-Term Investments	—	9,534,525	—	9,534,525
Total Investments, at fair value	$205,801,515	$100,954,841	$—	$306,756,356
Other Financial Instruments+
Centrally Cleared Swaps	—	164,246	—	164,246
Forward Foreign Currency Contracts	—	18	—	18
Forward Premium Swaptions	—	18,455	—	18,455
Futures	76,465	—	—	76,465
Total Assets	$205,877,980	$101,137,560	$—	$307,015,540
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(226,442)	$—	$(226,442)
Forward Foreign Currency Contracts	—	(28)	—	(28)
Forward Premium Swaptions	—	(30,999)	—	(30,999)
Futures	(282,197)	—	—	(282,197)
Written Options	—	(255,227)	—	(255,227)
Total Liabilities	$(282,197)	$(512,696)	$—	$(794,893)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	$3,636,470	$20,725	$(4,266,957)	$609,762	$—	$38,828	$(571,604)	$—
Voya Short Term Bond Fund - Class R6	11,088,112	15,064,797	(4,972,639)	98,013	21,278,283	237,547	(215,052)	—
Voya Small Cap Growth Fund - Class R6	2,888,514	84,516	(184,761)	353,681	3,141,950	—	7,239	—
Voya Small Company Fund - Class R6	5,857,662	322,095	(443,288)	476,755	6,213,224	—	6,712	—
Voya U.S. Stock Index Portfolio - Class I	—	55,178,628	(2,356,913)	6,943,395	59,765,110	—	117,254	—
Voya VACS Series HYB Fund	—	3,819,169	—	14,602	3,833,771	105,703	—	—
	$23,470,758	$74,489,930	$(12,224,558)	$8,496,208	$94,232,338	$382,078	$(655,451)	$—
See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 56,661	USD 62,002	Barclays Bank PLC	08/18/23	$(28)
USD 51,101	EUR 46,704	Standard Chartered Bank	08/18/23	18
				$(10)
At June 30, 2023, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	20	09/20/23	$2,245,313	$(13,010)
U.S. Treasury 2-Year Note	40	09/29/23	8,133,750	(97,529)
U.S. Treasury 5-Year Note	44	09/29/23	4,712,125	(71,227)
U.S. Treasury Long Bond	6	09/20/23	761,438	(3,034)
U.S. Treasury Ultra Long Bond	45	09/20/23	6,129,844	46,990
			$21,982,470	$(137,810)
Short Contracts:
S&P 500® E-Mini	(14)	09/15/23	(3,141,775)	(97,397)
U.S. Treasury Ultra 10-Year Note	(25)	09/20/23	(2,960,938)	29,475
			$(6,102,713)	$(67,922)
At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270%	Annual	02/20/25	USD 1,736,000	$(23,873)	$(23,873)
Pay	1-day Secured Overnight Financing Rate	Annual	3.332	Annual	02/20/25	USD 379,081	(4,992)	(4,992)
Pay	1-day Secured Overnight Financing Rate	Annual	4.362	Annual	02/20/25	USD 752,000	(2,645)	(2,645)
Pay	1-day Secured Overnight Financing Rate	Annual	4.472	Annual	02/20/25	USD 286,000	(712)	(712)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD 86,000	(487)	(487)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD 543,000	(24,018)	(24,018)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD 347,000	(14,577)	(14,577)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD 477,319	(11,951)	(11,951)
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD 651,427	(5,797)	(5,797)
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD 486,000	(21,203)	(21,203)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD 282,038	(10,558)	(10,558)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD 260,000	(9,190)	(9,190)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD 347,000	(11,222)	(11,222)
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD 248,374	(7,779)	(7,779)
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD 238,813	(7,436)	(7,436)
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD 119,406	(3,698)	(3,698)
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD 282,000	(8,344)	(8,344)
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD 330,000	(3,559)	(3,559)
Pay	1-day Secured Overnight Financing Rate	Annual	2.995	Annual	06/09/33	USD 868,000	(41,526)	(41,526)
Pay	1-day Secured Overnight Financing Rate	Annual	3.415	Annual	08/23/33	USD 99,000	(886)	(886)
Pay	1-day Secured Overnight Financing Rate	Annual	3.435	Annual	08/23/33	USD 96,000	(701)	(701)
Pay	1-day Secured Overnight Financing Rate	Annual	3.524	Annual	08/23/33	USD 33,000	—	—
Pay	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	09/13/33	USD 216,000	(2,085)	(2,085)
Pay	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	09/13/33	USD 181,000	(1,553)	(1,553)
See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.406	Annual	09/13/33	USD 53,000	$(448)	$(448)
Pay	1-day Secured Overnight Financing Rate	Annual	3.421	Annual	09/13/33	USD 173,000	(1,255)	(1,255)
Pay	1-day Secured Overnight Financing Rate	Annual	3.519	Annual	09/13/33	USD 82,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	02/20/25	USD 1,187,000	13,104	13,104
Receive	1-day Secured Overnight Financing Rate	Annual	3.564	Annual	02/20/25	USD 761,000	8,365	8,365
Receive	1-day Secured Overnight Financing Rate	Annual	3.718	Annual	02/20/25	USD 677,000	6,468	6,468
Receive	1-day Secured Overnight Financing Rate	Annual	4.073	Annual	02/20/25	USD 752,000	4,682	4,682
Receive	1-day Secured Overnight Financing Rate	Annual	4.116	Annual	02/20/25	USD 752,000	4,379	4,379
Receive	1-day Secured Overnight Financing Rate	Annual	4.258	Annual	02/20/25	USD 619,000	2,781	2,781
Receive	1-day Secured Overnight Financing Rate	Annual	4.369	Annual	02/20/25	USD 579,000	2,000	2,000
Receive	1-day Secured Overnight Financing Rate	Annual	4.426	Annual	02/20/25	USD 478,000	1,397	1,397
Receive	1-day Secured Overnight Financing Rate	Annual	4.464	Annual	02/20/25	USD 1,024,000	2,629	2,629
Receive	1-day Secured Overnight Financing Rate	Annual	4.586	Annual	02/20/25	USD 1,215,000	1,725	1,725
Receive	1-day Secured Overnight Financing Rate	Annual	4.711	Annual	02/20/25	USD 1,447,000	366	366
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD 1,454,000	49,502	49,502
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD 182,341	3,826	3,826
Receive	1-day Secured Overnight Financing Rate	Annual	3.292	Annual	05/12/33	USD 1,637,000	40,372	40,372
Receive	1-day Secured Overnight Financing Rate	Annual	3.296	Annual	05/12/33	USD 260,000	6,336	6,336
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD 369,000	3,240	3,240
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD 239,000	(191)	(191)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD 608,000	(2,754)	(2,754)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD 239,000	(2,010)	(2,010)
Receive	1-day Secured Overnight Financing Rate	Annual	3.172	Annual	05/16/33	USD 187,000	6,437	6,437
Receive	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	08/23/33	USD 43,000	420	420
Receive	1-day Secured Overnight Financing Rate	Annual	3.409	Annual	08/23/33	USD 195,000	1,844	1,844
Receive	1-day Secured Overnight Financing Rate	Annual	3.463	Annual	08/23/33	USD 139,000	689	689
Receive	1-day Secured Overnight Financing Rate	Annual	3.543	Annual	08/23/33	USD 208,000	(344)	(344)
Receive	1-day Secured Overnight Financing Rate	Annual	3.427	Annual	09/13/33	USD 106,000	715	715
Receive	1-day Secured Overnight Financing Rate	Annual	3.525	Annual	09/13/33	USD 413,000	(561)	(561)
Receive	1-day Secured Overnight Financing Rate	Annual	3.147	Annual	10/13/33	USD 82,000	2,292	2,292
Receive	1-day Secured Overnight Financing Rate	Annual	3.319	Annual	10/13/33	USD 23,000	318	318
Receive	1-day Secured Overnight Financing Rate	Annual	3.445	Annual	10/13/33	USD 82,000	292	292
Receive	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	10/13/33	USD 64,000	67	67
Receive	1-day Secured Overnight Financing Rate	Annual	3.506	Annual	10/13/33	USD 59,000	(87)	(87)
							$(62,196)	$(62,196)

At June 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 210,000	$10,416	$1,398
					$10,416	$1,398
At June 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	2.250%	1-day Secured Overnight Financing Rate	05/16/24	USD 1,094,700	$11,859	$5,823
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.213%	1-day Secured Overnight Financing Rate	05/16/24	USD 912,300	9,944	4,748
							$21,803	$10,571
See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 480,000	$12,984	$(7,829)
Call on 10-Year Interest Rate Swap(2)	BNP Paribas	Pay	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 586,000	15,720	(3,324)
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 960,000	25,968	(15,254)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 868,000	21,917	(8,400)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 480,000	12,822	(7,986)
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 2,894,000	13,616	(6,948)
Call on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 5,788,000	25,192	(6,041)
Put on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 480,000	12,984	(7,031)
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 586,000	15,720	(26,112)
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD 1,094,700	11,859	(14,248)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 960,000	25,968	(14,445)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 868,000	21,917	(14,415)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 480,000	12,822	(6,453)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD 912,300	9,944	(11,874)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 2,894,000	13,616	(24,083)
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 5,788,000	25,192	(80,784)
							$278,241	$(255,227)
At June 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 439,500	$(76,913)	$6
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD 740,000	(130,980)	(1,034)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 925,000	(166,500)	(3,597)
							$(374,393)	$(4,625)
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Pay	1-day Secured Overnight Financing Rate	06/17/24	USD 4,952,000	$28,239	$3,639
Call on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Pay	1-day Secured Overnight Financing Rate	06/14/24	USD 4,952,000	30,265	10,023
Call on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD 240,000	10,176	970
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD 480,000	20,917	2,791
Put on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Receive	1-day Secured Overnight Financing Rate	06/17/24	USD 4,952,000	28,239	(12,293)
Put on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Receive	1-day Secured Overnight Financing Rate	06/14/24	USD 4,952,000	30,265	(13,957)
Put on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD 240,000	10,176	(118)
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD 480,000	20,917	1,026
							$179,194	$(7,919)

(1)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(2)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$10,571
Foreign exchange contracts	Investments in securities at value*	1,398
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	18
Interest rate contracts	Variation margin receivable on futures contracts**	76,465
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	164,246
Interest rate contracts	Unrealized appreciation on purchased OTC forward premium swaptions	6
Interest rate contracts	Unrealized appreciation on written OTC forward premium swaptions	18,449
Total Asset Derivatives		$271,153
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$28
Equity contracts	Variation margin payable on futures contracts**	97,397
Interest rate contracts	Variation margin payable on futures contracts**	184,800
Interest rate contracts	Variation margin payable on centrally cleared swaps**	226,442
Interest rate contracts	Unrealized depreciation on purchased OTC forward premium swaptions	4,631
Interest rate contracts	Unrealized depreciation on written OTC forward premium swaptions	26,368
Interest rate contracts	Written Options, at fair value	255,227
Total Liability Derivatives		$794,893

*
Includes purchased options.

See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(133,682)	$—	$(133,682)
Equity contracts	—	—	(745,312)	—	—	(745,312)
Foreign exchange contracts	(37,684)	(2,186)	—	—	5,980	(33,890)
Interest rate contracts	4,548	—	(138,342)	(181,864)	132,137	(188,219)
Total	$(33,136)	$(2,186)	$(883,654)	$(315,546)	$138,117	$(1,101,103)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$43,878	$—	$43,878
Equity contracts	—	—	(261,373)	—	—	(261,373)
Foreign exchange contracts	10,400	(10)	—	—	—	10,390
Interest rate contracts	(8,788)	—	20,957	(12,163)	11,200	11,206
Total	$1,612	$(10)	$(240,416)	$31,715	$11,200	$(195,899)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$7,221	$—	$—	$4,748	$—	$—	$11,969
Forward foreign currency contracts	—	—	—	—	—	—	—	18	18
Forward premium swaptions	970	6	—	—	3,639	—	13,840	—	18,455
Total Assets	$970	$6	$7,221	$—	$3,639	$4,748	$13,840	$18	$30,442
Liabilities:
Forward foreign currency contracts	$—	$28	$—	$—	$—	$—	$—	$—	$28
Forward premium swaptions	118	4,631	—	—	12,293	—	13,957	—	30,999
Written options	14,859	31,032	43,684	29,699	37,254	11,874	86,825	—	255,227
Total Liabilities	$14,977	$35,691	$43,684	$29,699	$49,547	$11,874	$100,782	$—	$286,254
Net OTC derivative instruments by counterparty, at fair value	$(14,007)	$(35,685)	$(36,463)	$(29,699)	$(45,908)	$(7,126)	$(86,942)	$18	$(255,812)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(14,007)	$(35,685)	$(36,463)	$(29,699)	$(45,908)	$(7,126)	$(86,942)	$18	$(255,812)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $292,537,043.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,190,653
Gross Unrealized Depreciation	(10,500,007)
Net Unrealized Appreciation	$13,690,646
See Accompanying Notes to Financial Statements
75

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	Australia: 3.0%
61,939	Ampol Ltd.	$1,237,324	0.2
156,342	ANZ Group Holdings Ltd.	2,474,866	0.5
616,573	Aurizon Holdings Ltd.	1,613,085	0.3
292,401	Brambles Ltd.	2,811,609	0.6
561,415	Medibank Pvt Ltd.	1,318,753	0.3
95,665	National Australia Bank Ltd.	1,682,547	0.3
307,402	Scentre Group	543,646	0.1
279,007	Telstra Group Ltd.	800,389	0.2
249,026	Transurban Group - Stapled Security	2,371,073	0.5
		14,853,292	3.0
	Austria: 0.2%
20,142	OMV AG	855,276	0.2

	Canada: 3.8%
46,529	BCE, Inc.	2,121,420	0.4
60,968	Element Fleet Management Corp.	928,729	0.2
19,678	iA Financial Corp., Inc.	1,340,585	0.3
34,968	Parkland Corp.	871,066	0.2
35,251	Rogers Communications, Inc.	1,608,281	0.3
37,002	Royal Bank of Canada	3,533,869	0.7
50,607	Suncor Energy, Inc.	1,484,497	0.3
52,937	TELUS Corp.	1,030,169	0.2
20,727	Thomson Reuters Corp.	2,798,438	0.6
49,587	Toronto-Dominion Bank	3,073,477	0.6
		18,790,531	3.8
	Denmark: 0.4%
75,548 (1)	Danske Bank A/S	1,840,078	0.4

	Finland: 0.1%
151,350	Nokia OYJ - Finland	634,137	0.1

	France: 3.2%
91,371	AXA S.A.	2,700,140	0.5
16,526	BNP Paribas	1,042,892	0.2
3,643	Dassault Aviation SA	729,881	0.2
34,697	Edenred	2,324,162	0.5
67,126	Getlink SE	1,142,344	0.2
18,409 (2)	La Francaise des Jeux SAEM	724,556	0.1
257,860	Orange SA	3,013,474	0.6
16,870	Sanofi	1,816,158	0.4
13,194	Thales S.A.	1,976,847	0.4
63,055	Vivendi SE	578,876	0.1
		16,049,330	3.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany: 0.3%
30,547	BASF SE	$1,484,075	0.3

	Hong Kong: 1.5%
240,500	CK Asset Holdings Ltd.	1,336,401	0.3
190,500	CK Hutchison Holdings Ltd.	1,162,687	0.2
27,500	Jardine Matheson Holdings Ltd.	1,379,950	0.3
162,000	Link REIT	901,874	0.2
134,000	MTR Corp.	616,878	0.1
221,000	Power Assets Holdings Ltd.	1,160,135	0.2
498,000	SITC International Holdings Co. Ltd.	911,923	0.2
		7,469,848	1.5
	Ireland: 0.3%
22,912	DCC PLC	1,281,736	0.3

	Israel: 0.5%
137,922	Bank Leumi Le-Israel BM	1,033,533	0.2
248,714	Israel Discount Bank Ltd.	1,242,534	0.3
		2,276,067	0.5
	Italy: 0.9%
61,777	ENI S.p.A.	889,368	0.2
797,267	Intesa Sanpaolo SpA	2,090,240	0.4
325,412	Snam SpA	1,700,722	0.3
		4,680,330	0.9
	Japan: 7.2%
35,000	Daiwa House Industry Co., Ltd.	924,769	0.2
142,200	ENEOS Holdings, Inc.	488,773	0.1
5,000	Hirose Electric Co., Ltd.	665,672	0.1
75,700	Honda Motor Co., Ltd.	2,293,245	0.5
403,800	Japan Post Holdings Co. Ltd.	2,902,211	0.6
137,700 (3)	Japan Tobacco, Inc.	3,016,455	0.6
36,400	KDDI Corp.	1,124,146	0.2
13,900 (3)	McDonald’s Holdings Co. Japan Ltd.	540,414	0.1
50,200	NEC Corp.	2,435,328	0.5
1,450,000	Nippon Telegraph & Telephone Corp.	1,715,794	0.3
6,400	Nitto Denko Corp.	475,045	0.1
198,200	Oji Holdings Corp.	741,083	0.1
26,500	Ono Pharmaceutical Co., Ltd.	478,151	0.1
34,800	ORIX Corp.	634,620	0.1
66,400	Osaka Gas Co., Ltd.	1,017,767	0.2
5,200	Rohm Co., Ltd.	492,566	0.1

See Accompanying Notes to Financial Statements
76

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
41,900	Secom Co., Ltd.	$2,835,729	0.6
54,000	Sekisui Chemical Co., Ltd.	780,148	0.2
126,800	Sekisui House Ltd.	2,561,309	0.5
29,600	Sompo Holdings, Inc.	1,328,130	0.3
167,500	Sumitomo Chemical Co., Ltd.	509,101	0.1
53,700	Sumitomo Mitsui Financial Group, Inc.	2,301,552	0.5
22,300	Taisei Corp.	779,125	0.1
108,500	Takeda Pharmaceutical Co., Ltd.	3,409,348	0.7
62,400	Tokio Marine Holdings, Inc.	1,438,543	0.3
		35,889,024	7.2
	Netherlands: 1.5%
291,040	Koninklijke KPN NV	1,039,008	0.2
68,399	NN Group NV	2,531,977	0.5
40,652	OCI NV	976,423	0.2
21,491	Wolters Kluwer NV	2,728,794	0.6
		7,276,202	1.5
	New Zealand: 0.1%
182,788	Spark New Zealand Ltd.	571,999	0.1

	Norway: 0.4%
27,320	Aker BP ASA	640,966	0.1
39,109	Yara International ASA	1,381,795	0.3
		2,022,761	0.4
	Singapore: 0.5%
950,300	Genting Singapore Ltd.	662,621	0.1
260,500	Keppel Corp., Ltd.	1,296,443	0.3
122,000	Singapore Airlines Ltd.	646,359	0.1
		2,605,423	0.5
	Spain: 1.9%
30,667	ACS Actividades de Construccion y Servicios SA	1,078,372	0.2
3,587 (2)	Aena SME SA	580,546	0.1
136,754	Banco Bilbao Vizcaya Argentaria SA	1,050,643	0.2
61,076	Industria de Diseno Textil SA	2,369,010	0.5
75,781 (3)	Redeia Corp. SA	1,274,414	0.3
208,638 (3)	Repsol SA	3,034,438	0.6
		9,387,423	1.9
	Switzerland: 1.9%
32,325	Holcim AG	2,178,939	0.4
21,816	Novartis AG	2,199,477	0.5
3,837	Roche Holding AG-GENUSSCHEIN	1,172,089	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
8,160	Zurich Insurance Group AG	$3,881,619	0.8
		9,432,124	1.9
	United Kingdom: 5.5%
287,419	Amcor PLC	2,868,442	0.6
259,246	BAE Systems PLC	3,056,840	0.6
511,871	BP PLC	2,980,313	0.6
89,515	British American Tobacco PLC	2,974,182	0.6
117,556	British Land Co. PLC	453,340	0.1
158,952	GSK PLC	2,817,042	0.6
44,199	Hikma Pharmaceuticals PLC	1,063,641	0.2
124,115	Imperial Brands PLC	2,747,224	0.5
467,296	NatWest Group PLC	1,428,289	0.3
51,196	Smiths Group PLC	1,071,112	0.2
240,974	The Sage Group PLC	2,830,707	0.6
13,543	Willis Towers Watson PLC	3,189,376	0.6
		27,480,508	5.5
	United States: 64.3%
50,569	AbbVie, Inc.	6,813,161	1.4
3,239	Acuity Brands, Inc.	528,216	0.1
27,724	AECOM	2,347,946	0.5
11,610	Allison Transmission Holdings, Inc.	655,501	0.1
91,953	Altria Group, Inc.	4,165,471	0.8
28,370	Amdocs Ltd.	2,804,375	0.6
40,509	American Electric Power Co., Inc.	3,410,858	0.7
26,878	American International Group, Inc.	1,546,560	0.3
1,589	Ameriprise Financial, Inc.	527,802	0.1
11,122	Ametek, Inc.	1,800,429	0.4
21,411	Amgen, Inc.	4,753,670	1.0
8,344	Aon PLC	2,880,349	0.6
19,817	Aptargroup, Inc.	2,295,998	0.5
15,480	Assurant, Inc.	1,946,146	0.4
11,811	Automatic Data Processing, Inc.	2,595,940	0.5
49,662	Avnet, Inc.	2,505,448	0.5
37,637	Axis Capital Holdings Ltd.	2,026,000	0.4
77,838	Bristol-Myers Squibb Co.	4,977,740	1.0
17,858	Brown & Brown, Inc.	1,229,345	0.3
39,403	Cardinal Health, Inc.	3,726,342	0.8
16,468	Cheniere Energy, Inc.	2,509,065	0.5
28,057	Church & Dwight Co., Inc.	2,812,153	0.6
10,034	Cigna Corp.	2,815,540	0.6

See Accompanying Notes to Financial Statements
77

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
1,403	Cintas Corp.	$697,403	0.1
135,054	Cisco Systems, Inc.	6,987,694	1.4
42,580	Citigroup, Inc.	1,960,383	0.4
16,569	Citizens Financial Group, Inc.	432,120	0.1
26,599	CNO Financial Group, Inc.	629,598	0.1
28,176	Coca-Cola Co.	1,696,759	0.3
41,615	Colgate-Palmolive Co.	3,206,020	0.6
45,051	Commerce Bancshares, Inc.	2,193,984	0.4
28,685	Consolidated Edison, Inc.	2,593,124	0.5
66,082	CSX Corp.	2,253,396	0.5
42,439	CVS Health Corp.	2,933,808	0.6
14,124	Dolby Laboratories, Inc.	1,181,896	0.2
66,847	Dow, Inc.	3,560,271	0.7
54,517	DT Midstream, Inc.	2,702,408	0.5
24,312	DTE Energy Co.	2,674,806	0.5
40,867	Duke Energy Corp.	3,667,405	0.7
37,514	Edison International	2,605,347	0.5
26,688	Electronic Arts, Inc.	3,461,434	0.7
5,217	Elevance Health, Inc.	2,317,861	0.5
41,168	Emerson Electric Co.	3,721,176	0.8
12,932	EOG Resources, Inc.	1,479,938	0.3
186,308	Equitrans Midstream Corp.	1,781,105	0.4
8,687	Erie Indemnity Co.	1,824,357	0.4
7,940	Everest Re Group Ltd.	2,714,368	0.5
44,277	Evergy, Inc.	2,586,662	0.5
51,146	First Hawaiian, Inc.	921,139	0.2
90,686	Flowers Foods, Inc.	2,256,268	0.5
6,237	FMC Corp.	650,769	0.1
24,312	Fortive Corp.	1,817,808	0.4
57,278	Gaming and Leisure Properties, Inc.	2,775,692	0.6
44,957	General Mills, Inc.	3,448,202	0.7
14,362	General Motors Co.	553,799	0.1
69,599	Genpact Ltd.	2,614,834	0.5
74,459	Gentex Corp.	2,178,670	0.4
19,087	Genuine Parts Co.	3,230,093	0.7
56,019	Gilead Sciences, Inc.	4,317,384	0.9
83,486	H&R Block, Inc.	2,660,699	0.5
12,380	Hancock Whitney Corp.	475,144	0.1
13,696	Hanover Insurance Group, Inc.	1,548,059	0.3
43,323	Hartford Financial Services Group, Inc.	3,120,122	0.6
5,070	Humana, Inc.	2,266,949	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
19,163	International Bancshares Corp.	$847,005	0.2
23,040	Iridium Communications, Inc.	1,431,245	0.3
65,686	Johnson & Johnson	10,872,347	2.2
4,410	JPMorgan Chase & Co.	641,390	0.1
98,272	Juniper Networks, Inc.	3,078,862	0.6
25,236	Kellogg Co.	1,700,906	0.3
32,748	Kilroy Realty Corp.	985,387	0.2
27,340	Kimberly-Clark Corp.	3,774,560	0.8
30,318	Leidos Holdings, Inc.	2,682,537	0.5
25,026	LKQ Corp.	1,458,265	0.3
1,611	Lockheed Martin Corp.	741,672	0.2
32,539	Loews Corp.	1,932,166	0.4
19,041	Marsh & McLennan Cos., Inc.	3,581,231	0.7
15,740	McDonald’s Corp.	4,696,973	0.9
7,214	McKesson Corp.	3,082,614	0.6
72,723	Merck & Co., Inc.	8,391,507	1.7
23,690	Metlife, Inc.	1,339,196	0.3
105,970	MGIC Investment Corp.	1,673,266	0.3
35,731	Mondelez International, Inc.	2,606,219	0.5
28,080	MSC Industrial Direct Co.	2,675,462	0.5
27,502	NetApp, Inc.	2,101,153	0.4
65,224	New Fortress Energy, Inc.	1,746,699	0.4
79,854	NiSource, Inc.	2,184,007	0.4
63,507	NNN REIT, Inc.	2,717,465	0.6
22,328	NorthWestern Corp.	1,267,337	0.3
121,067	Old Republic International Corp.	3,047,256	0.6
32,062	Oneok, Inc.	1,978,867	0.4
50,859	Patterson Cos., Inc.	1,691,570	0.3
39,180	PepsiCo, Inc.	7,256,920	1.5
73,107	Pfizer, Inc.	2,681,565	0.5
55,197	Philip Morris International, Inc.	5,388,331	1.1
35,382	Phillips 66	3,374,735	0.7
4,091	PPG Industries, Inc.	606,695	0.1
8,149	Procter & Gamble Co.	1,236,529	0.3
38,147	Prosperity Bancshares, Inc.	2,154,543	0.4
11,884	Qualcomm, Inc.	1,414,671	0.3
8,279	Reinsurance Group of America, Inc.	1,148,215	0.2
9,433	Reliance Steel & Aluminum Co.	2,561,908	0.5
229,583	Rithm Capital Corp.	2,146,601	0.4

See Accompanying Notes to Financial Statements
78

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
62,973	Rollins, Inc.	$2,697,134	0.5
16,618	Sempra Energy	2,419,415	0.5
20,306	Silgan Holdings, Inc.	952,148	0.2
11,112	Snap-On, Inc.	3,202,367	0.6
36,136	Sonoco Products Co.	2,132,747	0.4
19,302	Targa Resources Corp.	1,468,882	0.3
31,097	Texas Instruments, Inc.	5,598,082	1.1
37,873	TJX Cos., Inc.	3,211,252	0.6
20,119	Travelers Cos, Inc.	3,493,866	0.7
12,208	UMB Financial Corp.	743,467	0.2
2,830	UnitedHealth Group, Inc.	1,360,211	0.3
3,203	Universal Display Corp.	461,648	0.1
67,876	Unum Group	3,237,685	0.7
70,756	US Bancorp	2,337,778	0.5
10,986	Valero Energy Corp.	1,288,658	0.3
150,905	Verizon Communications, Inc.	5,612,157	1.1
58,477	VICI Properties, Inc.	1,837,932	0.4
42,099	Virtu Financial, Inc.	719,472	0.1
42,133	Wells Fargo & Co.	1,798,236	0.4
116,671	Wendy’s Company	2,537,594	0.5
24,294	WestRock Co.	706,227	0.1
75,867	Williams Cos., Inc.	2,475,540	0.5
41,027	WP Carey, Inc.	2,771,784	0.6
48,285	Xcel Energy, Inc.	3,001,878	0.6
		319,337,046	64.3
	Total Common Stock (Cost $462,606,972)	484,217,210	97.5
EXCHANGE-TRADED FUNDS: 1.5%
50,154	iShares MSCI EAFE Value Index ETF	2,454,537	0.5
31,770	iShares Russell 1000 Value ETF	5,014,259	1.0
	Total Exchange-Traded Funds (Cost $7,346,264)	7,468,796	1.5
	Total Long-Term Investments (Cost $469,953,236)	491,686,006	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Repurchase Agreements: 1.6%
1,909,676	(4)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,910,470, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,947,870, due 04/01/35-09/01/61)	$1,909,676	0.4
350,496 (4)		Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $350,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $357,506, due 10/31/24-08/20/67)	350,496	0.0
1,909,676	(4)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,910,470, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,947,870, due 08/15/23-11/15/57)	1,909,676	0.4
1,909,676	(4)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $1,910,487, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $1,947,874, due 07/28/23-06/21/28)	1,909,676	0.4

See Accompanying Notes to Financial Statements
79

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,909,676	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,910,470, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,947,870, due 07/31/23-05/20/53)	$1,909,676	0.4
		Total Repurchase Agreements (Cost $7,989,200)	7,989,200	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
319,000	(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $319,000)	319,000	0.1
		Total Short-Term Investments (Cost $8,308,200)	8,308,200	1.7
		Total Investments in Securities (Cost $478,261,436)	$499,994,206	100.7
		Liabilities in Excess of Other Assets	(3,717,344)	(0.7)
		Net Assets	$496,276,862	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2023.

Sector Diversification	Percentage of Net Assets
Financials	21.0%
Health Care	15.3
Industrials	12.9
Consumer Staples	9.7
Information Technology	6.7
Energy	6.7
Utilities	6.4
Consumer Discretionary	6.1
Materials	4.8
Communication Services	4.8
Real Estate	3.1
Exchange-Traded Funds	1.5
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
80

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$14,853,292	$—	$14,853,292
Austria	—	855,276	—	855,276
Canada	18,790,531	—	—	18,790,531
Denmark	—	1,840,078	—	1,840,078
Finland	—	634,137	—	634,137
France	—	16,049,330	—	16,049,330
Germany	—	1,484,075	—	1,484,075
Hong Kong	1,379,950	6,089,898	—	7,469,848
Ireland	—	1,281,736	—	1,281,736
Israel	—	2,276,067	—	2,276,067
Italy	—	4,680,330	—	4,680,330
Japan	540,414	35,348,610	—	35,889,024
Netherlands	—	7,276,202	—	7,276,202
New Zealand	—	571,999	—	571,999
Norway	—	2,022,761	—	2,022,761
Singapore	—	2,605,423	—	2,605,423
Spain	—	9,387,423	—	9,387,423
Switzerland	—	9,432,124	—	9,432,124
United Kingdom	6,057,818	21,422,690	—	27,480,508
United States	319,337,046	—	—	319,337,046
Total Common Stock	346,105,759	138,111,451	—	484,217,210
Exchange-Traded Funds	7,468,796	—	—	7,468,796
Short-Term Investments	319,000	7,989,200	—	8,308,200
Total Investments, at fair value	$353,893,555	$146,100,651	$—	$499,994,206
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(18)	$—	$(18)
Total Liabilities	$—	$(18)	$—	$(18)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Global High Dividend Low Volatility Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 43,214	SGD 58,466	The Bank of New York Mellon	7/3/2023	$(18)
				$(18)
See Accompanying Notes to Financial Statements
81

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Currency Abbreviations
SGD – Singapore Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$18
Total Liability Derivatives		$18
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(28,667)
Total	$(28,667)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(18)
Total	$(18)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
The Bank of New York Mellon
Liabilities:
Forward foreign currency contracts	$18
Total Liabilities	$18
Net OTC derivative instruments by counterparty, at fair value	$(18)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(18)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $478,848,657.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,419,164
Gross Unrealized Depreciation	(23,316,529)
Net Unrealized Appreciation	$21,102,635
See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 10.1%
30,000,000	Federal Home Loan Banks, 5.115%, (SOFRRATE + 0.055%), 11/24/2023	$30,000,000	5.0
30,000,000	Federal Home Loan Banks, 5.180%, (SOFRRATE + 0.120%), 09/06/2023	30,000,000	5.1
	Total U.S. Government Agency Debt (Cost $60,000,000)	60,000,000	10.1
U.S. TREASURY DEBT: 49.9%
24,000,000 (1)	United States Treasury Bill, 5.080%, 08/10/2023	23,863,867	4.0
32,000,000 (1)	United States Treasury Bill, 5.340%, 10/24/2023	31,466,400	5.3
8,000,000 (1)	United States Treasury Bill, 5.530%, 12/28/2023	7,786,446	1.3
200,500,000	United States Treasury Floating Rate Note, 5.278%, (USBMMY3M + 0.029%), 07/31/2023	200,513,232	33.6
34,000,000	United States Treasury Floating Rate Note, 5.284%, (USBMMY3M + 0.035%), 10/31/2023	34,008,575	5.7
	Total U.S. Treasury Debt (Cost $297,638,520)	297,638,520	49.9
U.S. TREASURY REPURCHASE AGREEMENT: 29.2%
	Repurchase Agreement: 29.2%
173,799,000	Deutsche Bank Repurchase Agreement dated 06/30/23, 5.030%, due 07/03/23, $173,871,851 to be received upon repurchase (Collateralized by $286,798,103, U.S. Treasury strips, 0.000%, Market Value plus accrued interest $179,012,970 due 5/15/24-11/15/50), 5.030%, 07/03/2023	173,799,000	29.2
	Total U.S. Treasury Repurchase Agreement (Cost $173,799,000)	173,799,000	29.2
Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 4.2%
25,000,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 2.798%, 10/03/22	$25,000,000	4.2
	Total Investment Companies (Cost $25,000,000)	25,000,000	4.2
	Total Investments in Securities (Cost $556,437,520)	$556,437,520	93.4
	Assets in Excess of Other Liabilities	39,448,713	6.6
	Net Assets	$595,886,233	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:
SOFRRATE
1-day Secured Overnight Financing Rate

USBMMY3M
U.S. Treasury 3-month Bill Money Market Yield

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)
U.S. Treasury Debt	49.9%
U.S. Treasury Repurchase Agreement	29.2%
U.S. Government Agency Debt	10.1%
Investment Companies	4.2%
Assets in Excess of Other Liabilities	6.6%
Net Assets	100.0%
Portfolio holdings are subject to change daily.
At June 30, 2023, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$60,000,000	$—	$60,000,000
Investment Companies	25,000,000	—	—	25,000,000
U.S. Treasury Debt	—	297,638,520	—	297,638,520
U.S. Treasury Repurchase Agreement	—	173,799,000	—	173,799,000
Total Investments, at fair value	$25,000,000	$531,437,520	$—	$556,437,520

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2023:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$173,799,000	$(173,799,000)	$—
Totals	$173,799,000	$(173,799,000)	$—

(1)
Collateral with a fair value of $179,012,970 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 4.9%
347,767 (1)	Activision Blizzard, Inc.	$29,316,758	1.5
2,913,545	AT&T, Inc.	46,471,043	2.3
772,140 (1)	Pinterest, Inc.	21,110,308	1.1
		96,898,109	4.9
	Consumer Discretionary: 8.4%
724,651 (1)	Amazon.com, Inc.	94,465,504	4.8
186,953 (1)	Aptiv PLC	19,086,032	1.0
253,764 (1)	Expedia Group, Inc.	27,759,244	1.4
182,581	Ralph Lauren Corp.	22,512,237	1.2
		163,823,017	8.4
	Consumer Staples: 6.5%
872,599	Kraft Heinz Co.	30,977,265	1.6
609,643	Mondelez International, Inc.	44,467,360	2.2
537,068	Philip Morris International, Inc.	52,428,578	2.7
		127,873,203	6.5
	Energy: 4.4%
731,145	BP PLC ADR	25,802,107	1.3
244,079	ConocoPhillips	25,289,025	1.3
362,278	Halliburton Co.	11,951,552	0.6
190,360	Valero Energy Corp.	22,329,228	1.2
		85,371,912	4.4
	Financials: 10.8%
304,863	Apollo Global Management, Inc.	23,416,527	1.2
154,285	Arthur J. Gallagher & Co.	33,876,357	1.8
584,536	Bank of New York Mellon Corp.	26,023,543	1.3
414,364	Hartford Financial Services Group, Inc.	29,842,495	1.5
332,085	Intercontinental Exchange, Inc.	37,552,172	1.9
317,383	JPMorgan Chase & Co.	46,160,184	2.4
467,447	Truist Financial Corp.	14,187,016	0.7
		211,058,294	10.8
	Health Care: 16.4%
203,087	Abbott Laboratories	22,140,545	1.1
235,546 (2)	Alcon, Inc.	19,340,682	1.0
391,100 (1)	Boston Scientific Corp.	21,154,599	1.1
400,478	Bristol-Myers Squibb Co.	25,610,568	1.3
117,039	Cigna Corp.	32,841,143	1.7
64,131	Eli Lilly & Co.	30,076,156	1.5
77,445	HCA Healthcare, Inc.	23,503,009	1.2
255,306	Johnson & Johnson	42,258,249	2.2
56,111	McKesson Corp.	23,976,792	1.2
176,745	Quest Diagnostics, Inc.	24,843,277	1.3
65,843	Stryker Corp.	20,088,041	1.0
97,863 (1)	Vertex Pharmaceuticals, Inc.	34,438,968	1.8
		320,272,029	16.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 7.2%
327,728	Emerson Electric Co.	$29,623,334	1.5
759,754	Howmet Aerospace, Inc.	37,653,408	1.9
323,381	Ingersoll Rand, Inc.	21,136,182	1.1
77,043	Parker Hannifin Corp.	30,049,852	1.6
49,067	United Rentals, Inc.	21,852,970	1.1
		140,315,746	7.2
	Information Technology: 31.1%
891,926	Apple, Inc.	173,006,886	8.9
355,509	Dolby Laboratories, Inc.	29,748,993	1.5
353,784	Micron Technology, Inc.	22,327,308	1.1
478,748	Microsoft Corp.	163,032,844	8.3
194,113	Nvidia Corp.	82,113,681	4.2
142,446 (1)	Palo Alto Networks, Inc.	36,396,378	1.9
72,038	Roper Technologies, Inc.	34,635,870	1.8
36,776 (1)	ServiceNow, Inc.	20,667,009	1.1
236,385	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,855,974	1.2
343,135 (1)	Twilio, Inc.	21,830,249	1.1
		607,615,192	31.1
	Materials: 2.9%
70,907	Air Products & Chemicals, Inc.	21,238,774	1.1
347,697	Alcoa Corp.	11,797,359	0.6
130,775	CF Industries Holdings, Inc.	9,078,401	0.4
56,221	Reliance Steel & Aluminum Co.	15,269,061	0.8
		57,383,595	2.9
	Real Estate: 3.1%
192,761	ProLogis, Inc.	23,638,281	1.2
128,753	Ryman Hospitality Properties	11,963,729	0.6
314,698	Welltower, Inc.	25,455,921	1.3
		61,057,931	3.1
	Utilities: 2.8%
370,655	NextEra Energy, Inc.	27,502,601	1.4
428,110	Public Service Enterprise Group, Inc.	26,803,967	1.4
		54,306,568	2.8
	Total Common Stock (Cost $1,565,678,216)	1,925,975,596	98.5
OTHER(3): —%
	Utilities: —%
10,000,000 (4)(5)	Southern Energy (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $1,565,678,216)	1,925,975,596	98.5

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 0.2%
1,000,000 (6)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/35-09/01/61)	$1,000,000	0.1
1,000,000 (6)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $1,000,417, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/24-08/20/67)	1,000,000	0.0
597,461 (6)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $597,710, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $609,410, due 07/27/23-07/01/53)	597,461	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	$1,000,000	0.1
	Total Repurchase Agreements (Cost $3,597,461)	3,597,461	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
27,311,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $27,311,000)	27,311,000	1.4
	Total Short-Term Investments (Cost $30,908,461)	30,908,461	1.6
	Total Investments in Securities (Cost $1,596,586,677)	$1,956,884,057	100.1
	Liabilities in Excess of Other Assets	(2,293,985)	(0.1)
	Net Assets	$1,954,590,072	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

(2)
Security, or a portion of the security, is on loan.

(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,925,975,596	$—	$—	$1,925,975,596
Other	—	—	—	—
Short-Term Investments	27,311,000	3,597,461	—	30,908,461
Total Investments, at fair value	$1,953,286,596	$3,597,461	$—	$1,956,884,057

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,605,383,033.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$433,493,769
Gross Unrealized Depreciation	(81,992,673)
Net Unrealized Appreciation	$351,501,096
See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.6%
	Basic Materials: 0.5%
445,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$382,923	0.0
1,250,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,215,380	0.1
717,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	700,881	0.0
225,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	224,252	0.0
1,448,000 (2)	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	1,442,962	0.1
88,000	Dow Chemical Co., 4.375%, 11/15/2042	74,244	0.0
500,000	Dow Chemical Co/The, 4.625%, 10/01/2044	433,108	0.0
66,000 (2)	Dow Chemical Co/The, 6.300%, 03/15/2033	71,033	0.0
441,000	FMC Corp., 5.150%, 05/18/2026	434,108	0.0
194,000 (1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	186,169	0.0
206,000 (1)	International Flavors & Fragrances, Inc., 1.832%, 10/15/2027	173,891	0.0
183,000	LYB International Finance III LLC, 3.625%, 04/01/2051	126,799	0.0
78,000	LYB International Finance III LLC, 4.200%, 05/01/2050	59,565	0.0
40,000	Mosaic Co/The, 4.875%, 11/15/2041	34,312	0.0
1,670,000	Mosaic Co/The, 5.450%, 11/15/2033	1,628,032	0.1
75,000	Mosaic Co/The, 5.625%, 11/15/2043	70,667	0.0
128,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	113,036	0.0
164,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	134,725	0.0
248,000 (1)(2)	Northern Star Resources Ltd., 6.125%, 04/11/2033	240,891	0.0
155,000	Nucor Corp., 4.300%, 05/23/2027	150,531	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
651,000	Nutrien Ltd., 2.950%, 05/13/2030	$566,077	0.0
104,000	Nutrien Ltd., 5.800%, 03/27/2053	104,439	0.0
80,000	Nutrien Ltd., 5.875%, 12/01/2036	80,402	0.0
79,000	Nutrien Ltd., 5.950%, 11/07/2025	79,508	0.0
342,000 (1)	OCI NV, 6.700%, 03/16/2033	334,547	0.0
914,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	922,447	0.0
984,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	993,034	0.1
306,000	RPM International, Inc., 2.950%, 01/15/2032	242,672	0.0
1,147,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	975,292	0.1
196,000	Westlake Corp., 3.125%, 08/15/2051	122,901	0.0
		12,318,828	0.5
	Communications: 2.3%
1,050,000	Amazon.com, Inc., 2.100%, 05/12/2031	883,495	0.1
2,340,000	Amazon.com, Inc., 2.875%, 05/12/2041	1,806,530	0.1
405,000	Amazon.com, Inc., 3.100%, 05/12/2051	302,563	0.0
268,000	Amazon.com, Inc., 3.250%, 05/12/2061	194,232	0.0
98,000	Amazon.com, Inc., 3.950%, 04/13/2052	85,489	0.0
1,003,000	Amazon.com, Inc., 4.100%, 04/13/2062	864,566	0.1
898,000	Amazon.com, Inc., 4.550%, 12/01/2027	892,896	0.1
428,000	AT&T, Inc., 3.500%, 06/01/2041	328,984	0.0
478,000	AT&T, Inc., 3.500%, 09/15/2053	338,722	0.0
960,000	AT&T, Inc., 3.550%, 09/15/2055	672,767	0.0
2,210,000	AT&T, Inc., 3.650%, 09/15/2059	1,540,216	0.1
267,000	AT&T, Inc., 3.800%, 12/01/2057	193,529	0.0

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,353,000	AT&T, Inc., 4.900%, 08/15/2037	$1,270,918	0.1
1,263,000	Bell Telephone Co. of Canada or Bell Canada/The, 5.100%, 05/11/2033	1,247,983	0.1
764,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	636,540	0.0
98,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	78,893	0.0
259,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	195,628	0.0
26,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	24,461	0.0
761,000	Comcast Corp., 1.950%, 01/15/2031	622,972	0.0
1,018,000	Comcast Corp., 2.650%, 02/01/2030	891,068	0.1
328,000	Comcast Corp., 2.887%, 11/01/2051	220,095	0.0
524,000	Comcast Corp., 2.937%, 11/01/2056	341,611	0.0
62,000	Comcast Corp., 3.200%, 07/15/2036	50,913	0.0
312,000	Comcast Corp., 3.250%, 11/01/2039	247,760	0.0
706,000	Comcast Corp., 3.900%, 03/01/2038	614,067	0.0
1,347,000	Comcast Corp., 3.969%, 11/01/2047	1,117,108	0.1
125,000	Comcast Corp., 4.000%, 08/15/2047	104,297	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
636,000	Comcast Corp., 5.350%, 11/15/2027	$647,688	0.0
671,000	Comcast Corp., 5.350%, 05/15/2053	681,896	0.0
2,441,000	Comcast Corp., 5.500%, 05/15/2064	2,477,376	0.1
266,000	Comcast Corp., 5.650%, 06/15/2035	279,197	0.0
83,000	Comcast Corp., 6.500%, 11/15/2035	93,110	0.0
588,000	Corning, Inc., 5.450%, 11/15/2079	531,839	0.0
231,000	Discovery Communications LLC, 4.875%, 04/01/2043	188,239	0.0
84,000	Discovery Communications LLC, 5.300%, 05/15/2049	69,791	0.0
608,000	Meta Platforms, Inc., 3.500%, 08/15/2027	577,598	0.0
2,321,000	Meta Platforms, Inc., 4.450%, 08/15/2052	2,019,736	0.1
264,000	Meta Platforms, Inc., 4.650%, 08/15/2062	232,101	0.0
233,000	Meta Platforms, Inc., 4.950%, 05/15/2033	232,914	0.0
340,000	Meta Platforms, Inc., 5.600%, 05/15/2053	349,438	0.0
2,536,000	Meta Platforms, Inc., 5.750%, 05/15/2063	2,626,644	0.1
1,082,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	973,558	0.1
550,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	487,891	0.0
365,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	299,408	0.0
137,000	Orange SA, 9.000%, 03/01/2031	168,322	0.0
649,000	Paramount Global, 4.375%, 03/15/2043	458,326	0.0
1,032,000 (2)	Paramount Global, 4.950%, 01/15/2031	930,422	0.1
1,050,000	Paramount Global, 4.950%, 05/19/2050	788,723	0.0
191,000	Paramount Global, 5.250%, 04/01/2044	145,197	0.0
43,000	Paramount Global, 5.500%, 05/15/2033	38,975	0.0
747,000	Paramount Global, 5.850%, 09/01/2043	637,229	0.0

See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
963,000	Sprint Nextel Corp., 6.875%, 11/15/2028	$1,021,640	0.1
2,515,000	Sprint Nextel Corp., 8.750%, 03/15/2032	3,042,451	0.1
136,000	Time Warner Cable Enterprises LLC, 8.375%, 07/15/2033	149,484	0.0
1,000,000	Time Warner Cable LLC, 5.500%, 09/01/2041	832,729	0.1
3,754,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,314,648	0.2
527,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	457,253	0.0
508,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	467,236	0.0
69,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	57,375	0.0
163,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	151,206	0.0
691,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	600,775	0.0
163,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	137,924	0.0
155,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	140,112	0.0
1,130,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	998,223	0.1
198,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	182,529	0.0
851,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	752,121	0.0
731,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	627,687	0.0
370,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	382,449	0.0
1,193,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	1,213,558	0.1
25,000	TWDC Enterprises 18 Corp., 4.125%, 12/01/2041	22,021	0.0
507,000	Verizon Communications, Inc., 1.750%, 01/20/2031	400,188	0.0
748,000	Verizon Communications, Inc., 2.550%, 03/21/2031	624,751	0.0
279,000	Verizon Communications, Inc., 3.400%, 03/22/2041	215,504	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,094,000	Verizon Communications, Inc., 4.400%, 11/01/2034	$1,010,325	0.1
422,000	Verizon Communications, Inc., 4.500%, 08/10/2033	398,380	0.0
3,176,000	Verizon Communications, Inc., 4.812%, 03/15/2039	2,974,049	0.1
83,000	Vodafone Group PLC, 5.125%, 06/19/2059	73,753	0.0
422,000	Vodafone Group PLC, 5.750%, 02/10/2063	408,578	0.0
94,000	Walt Disney Co/The, 2.000%, 09/01/2029	80,066	0.0
78,000	Walt Disney Co/The, 4.750%, 09/15/2044	74,144	0.0
55,000	Walt Disney Co/The, 5.400%, 10/01/2043	56,133	0.0
157,000	Walt Disney Co/The, 6.550%, 03/15/2033	174,536	0.0
130,000	Walt Disney Co/The, 8.500%, 02/23/2025	135,891	0.0
		52,881,640	2.3
	Consumer, Cyclical: 1.2%
122,986	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	114,524	0.0
38,676	American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	35,885	0.0
1,617,737	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	1,451,646	0.1
97,621	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	86,684	0.0
310,270	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	286,187	0.0
1,525,881	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,358,319	0.1

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
454,646	American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	$396,952	0.0
872,000	American Honda Finance Corp., 4.700%, 01/12/2028	865,719	0.0
86,193	Delta Air Lines 2015-1 Class A Pass Through Trust, 3.875%, 01/30/2029	77,934	0.0
631,248	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	544,781	0.0
176,307 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	171,281	0.0
517,000	Dollar General Corp., 5.200%, 07/05/2028	511,856	0.0
465,000	Dollar General Corp., 5.450%, 07/05/2033	461,750	0.0
935,000	General Motors Co., 6.125%, 10/01/2025	941,732	0.1
985,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	969,853	0.1
1,893,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,815,714	0.1
387,000	General Motors Financial Co., Inc., 5.850%, 04/06/2030	383,989	0.0
378,000	Home Depot, Inc./The, 2.750%, 09/15/2051	254,785	0.0
90,000	Home Depot, Inc./The, 3.250%, 04/15/2032	80,895	0.0
250,000	Home Depot, Inc./The, 3.300%, 04/15/2040	203,209	0.0
71,000	Home Depot, Inc./The, 4.950%, 09/15/2052	70,572	0.0
925,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	918,090	0.0
496,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	405,166	0.0
351,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	282,174	0.0
119,000	Lowe’s Cos, Inc., 4.650%, 04/15/2042	105,941	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
398,000	Lowe’s Cos, Inc., 5.750%, 07/01/2053	$405,872	0.0
124,000	Lowe’s Cos, Inc., 5.800%, 09/15/2062	122,728	0.0
303,000	Lowe’s Cos, Inc., 5.850%, 04/01/2063	302,356	0.0
109,000	McDonald’s Corp., 5.700%, 02/01/2039	112,475	0.0
666,400 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	668,664	0.0
1,977,000 (2)	Target Corp., 4.400%, 01/15/2033	1,922,831	0.1
910,000	Target Corp., 4.800%, 01/15/2053	871,782	0.0
313,000	Toyota Motor Credit Corp., 1.900%, 01/13/2027	282,812	0.0
595,000	Toyota Motor Credit Corp., 4.450%, 06/29/2029	583,936	0.0
1,150,000	Toyota Motor Credit Corp., 4.550%, 09/20/2027	1,134,710	0.1
223,000	Toyota Motor Credit Corp., 4.700%, 01/12/2033	220,969	0.0
2,027,772	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	1,790,044	0.1
29,805	United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 09/01/2031	25,868	0.0
289,418	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	261,512	0.0
139,515	United Airlines 2019-1 Class AA Pass Through Trust, 4.150%, 02/25/2033	128,168	0.0
1,512,828	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	1,501,708	0.1

See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,008,892	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	$1,993,065	0.1
963,000	Walmart, Inc., 4.000%, 04/15/2030	937,078	0.1
481,000	Walmart, Inc., 4.100%, 04/15/2033	467,288	0.0
1,901,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	1,773,950	0.1
449,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	378,696	0.0
206,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	167,872	0.0
435,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	354,801	0.0
293,000	WW Grainger, Inc., 3.750%, 05/15/2046	237,859	0.0
		29,442,682	1.2
	Consumer, Non-cyclical: 4.7%
109,000	Abbott Laboratories, 4.900%, 11/30/2046	110,125	0.0
1,663,000	AbbVie, Inc., 2.600%, 11/21/2024	1,596,402	0.1
251,000	AbbVie, Inc., 3.200%, 05/14/2026	237,983	0.0
280,000	AbbVie, Inc., 3.200%, 11/21/2029	253,376	0.0
276,000	AbbVie, Inc., 4.050%, 11/21/2039	240,441	0.0
1,257,000	AbbVie, Inc., 4.300%, 05/14/2036	1,155,269	0.1
1,964,000	AbbVie, Inc., 4.400%, 11/06/2042	1,759,839	0.1
870,000	AbbVie, Inc., 4.500%, 05/14/2035	827,079	0.0
292,000	AbbVie, Inc., 4.550%, 03/15/2035	278,294	0.0
1,931,000	AbbVie, Inc., 4.625%, 10/01/2042	1,747,402	0.1
609,000	Altria Group, Inc., 3.700%, 02/04/2051	408,528	0.0
750,000	Altria Group, Inc., 3.875%, 09/16/2046	526,422	0.0
220,000	Amgen, Inc., 2.200%, 02/21/2027	199,978	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
54,000	Amgen, Inc., 2.300%, 02/25/2031	$44,898	0.0
178,000	Amgen, Inc., 2.450%, 02/21/2030	152,708	0.0
937,000	Amgen, Inc., 2.770%, 09/01/2053	583,007	0.0
347,000	Amgen, Inc., 3.150%, 02/21/2040	265,633	0.0
745,000	Amgen, Inc., 4.400%, 02/22/2062	612,111	0.0
146,000	Amgen, Inc., 5.250%, 03/02/2030	146,403	0.0
990,000	Amgen, Inc., 5.250%, 03/02/2033	991,735	0.1
2,538,000	Amgen, Inc., 5.600%, 03/02/2043	2,547,420	0.1
1,285,000	Amgen, Inc., 5.650%, 03/02/2053	1,302,258	0.1
817,000	Amgen, Inc., 5.750%, 03/02/2063	829,444	0.0
1,375,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,338,340	0.1
1,324,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,266,582	0.1
355,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	329,082	0.0
314,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	282,954	0.0
278,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	276,945	0.0
1,260,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,304,816	0.1
529,000	Astrazeneca Finance LLC, 4.900%, 03/03/2030	530,333	0.0
140,000	BAT Capital Corp., 3.557%, 08/15/2027	128,824	0.0
866,000	BAT Capital Corp., 3.734%, 09/25/2040	617,047	0.0
221,000	BAT Capital Corp., 4.390%, 08/15/2037	176,957	0.0

See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,132,000	Becton Dickinson & Co., 4.693%, 02/13/2028	$1,117,269	0.1
176,000	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	168,508	0.0
44,000	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	40,895	0.0
272,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	220,866	0.0
64,000	Bristol-Myers Squibb Co., 3.900%, 03/15/2062	51,479	0.0
1,757,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,603,564	0.1
161,000	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	150,300	0.0
94,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	88,961	0.0
796,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	633,723	0.0
494,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	413,928	0.0
1,008,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	811,394	0.0
84,000	Centene Corp., 2.450%, 07/15/2028	71,881	0.0
570,000	Centene Corp., 2.625%, 08/01/2031	454,974	0.0
8,931,000	Centene Corp., 3.000%, 10/15/2030	7,450,749	0.3
2,195,000	Cigna Corp., 3.250%, 04/15/2025	2,103,421	0.1
58,000	Cigna Corp., 4.125%, 11/15/2025	56,484	0.0
2,101,000	Cigna Corp., 4.800%, 08/15/2038	1,985,506	0.1
475,000 (1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	419,328	0.0
755,000 (1)	CSL Finance PLC, 4.750%, 04/27/2052	703,957	0.0
321,000 (1)	CSL Finance PLC, 4.950%, 04/27/2062	297,649	0.0
952,000	CVS Health Corp., 2.700%, 08/21/2040	665,256	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,075,000	CVS Health Corp., 3.875%, 07/20/2025	$1,045,089	0.1
1,886,000	CVS Health Corp., 4.125%, 04/01/2040	1,590,931	0.1
284,000	CVS Health Corp., 4.300%, 03/25/2028	274,091	0.0
3,716,000	CVS Health Corp., 4.780%, 03/25/2038	3,431,450	0.2
203,000	CVS Health Corp., 5.125%, 07/20/2045	187,921	0.0
215,000	CVS Health Corp., 5.300%, 06/01/2033	214,773	0.0
703,000	CVS Health Corp., 6.000%, 06/01/2063	723,970	0.0
46,778	CVS Pass-Through Trust, 6.943%, 01/10/2030	47,686	0.0
507,000 (1)	Danone SA, 2.589%, 11/02/2023	501,762	0.0
224,000	Diageo Capital PLC, 2.125%, 10/24/2024	214,342	0.0
262,000	Diageo Capital PLC, 3.500%, 09/18/2023	260,810	0.0
200,000	Diageo Capital PLC, 5.300%, 10/24/2027	203,359	0.0
44,000	Elevance Health, Inc., 2.550%, 03/15/2031	36,997	0.0
201,000	Elevance Health, Inc., 2.875%, 09/15/2029	177,233	0.0
165,000	Elevance Health, Inc., 4.625%, 05/15/2042	148,580	0.0
378,000	Elevance Health, Inc., 4.900%, 02/08/2026	371,928	0.0
106,000	Elevance Health, Inc., 5.100%, 01/15/2044	100,826	0.0
1,112,000	Eli Lilly & Co., 4.875%, 02/27/2053	1,143,037	0.1
555,000	Eli Lilly & Co., 4.950%, 02/27/2063	566,882	0.0
998,000	Equifax, Inc., 5.100%, 06/01/2028	984,070	0.1
721,000 (1)	ERAC USA Finance LLC, 5.400%, 05/01/2053	720,378	0.0
612,000 (2)	Estee Lauder Cos, Inc./The, 4.650%, 05/15/2033	602,024	0.0
1,105,000	Estee Lauder Cos, Inc./The, 5.150%, 05/15/2053	1,126,278	0.1

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
932,000 (1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	$804,447	0.0
1,456,000	Global Payments, Inc., 1.200%, 03/01/2026	1,294,577	0.1
491,000	Global Payments, Inc., 4.450%, 06/01/2028	461,149	0.0
471,000	Global Payments, Inc., 5.950%, 08/15/2052	451,364	0.0
614,000	Haleon US Capital LLC, 3.375%, 03/24/2029	558,324	0.0
345,000	HCA, Inc., 2.375%, 07/15/2031	276,129	0.0
440,000 (1)	HCA, Inc., 3.125%, 03/15/2027	404,333	0.0
130,000 (1)	HCA, Inc., 3.375%, 03/15/2029	115,680	0.0
326,000	HCA, Inc., 3.500%, 09/01/2030	285,919	0.0
670,000 (1)	HCA, Inc., 4.375%, 03/15/2042	555,607	0.0
1,604,000	HCA, Inc., 4.500%, 02/15/2027	1,548,133	0.1
772,000	HCA, Inc., 5.250%, 04/15/2025	762,568	0.0
295,000	HCA, Inc., 5.250%, 06/15/2049	266,465	0.0
930,000	HCA, Inc., 5.500%, 06/01/2033	928,929	0.0
67,000	HCA, Inc., 5.875%, 02/01/2029	67,469	0.0
958,000	HCA, Inc., 5.900%, 06/01/2053	949,946	0.1
253,000	Hershey Co/The, 3.125%, 11/15/2049	186,962	0.0
124,000	Hormel Foods Corp., 3.050%, 06/03/2051	88,486	0.0
1,115,000	Humana, Inc., 1.350%, 02/03/2027	970,790	0.1
155,000	J M Smucker Co/The, 2.750%, 09/15/2041	108,654	0.0
155,000	Johnson & Johnson, 2.100%, 09/01/2040	109,298	0.0
613,000	Johnson & Johnson, 3.625%, 03/03/2037	552,147	0.0
161,000	Johnson & Johnson, 5.850%, 07/15/2038	179,779	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,326,000 (1)	Kenvue, Inc., 4.900%, 03/22/2033	$1,342,494	0.1
551,000 (1)	Kenvue, Inc., 5.050%, 03/22/2028	555,807	0.0
65,000 (1)	Kenvue, Inc., 5.050%, 03/22/2053	66,407	0.0
1,123,000 (1)	Kenvue, Inc., 5.100%, 03/22/2043	1,142,455	0.1
1,016,000 (1)	Kenvue, Inc., 5.200%, 03/22/2063	1,041,050	0.1
403,000	Kraft Heinz Foods Co., 5.000%, 06/04/2042	377,361	0.0
400,000	Kraft Heinz Foods Co., 5.200%, 07/15/2045	381,139	0.0
384,000 (1)	Mars, Inc., 2.375%, 07/16/2040	264,075	0.0
1,870,000 (1)	Mars, Inc., 3.875%, 04/01/2039	1,587,077	0.1
644,000	McKesson Corp., 5.250%, 02/15/2026	641,858	0.0
1,759,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	1,724,721	0.1
230,000	Merck & Co., Inc., 4.500%, 05/17/2033	228,244	0.0
628,000	Merck & Co., Inc., 4.900%, 05/17/2044	630,025	0.0
558,000	Merck & Co., Inc., 5.000%, 05/17/2053	565,712	0.0
579,000	Merck & Co., Inc., 5.150%, 05/17/2063	591,903	0.0
534,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	442,673	0.0
125,000	Mondelez International, Inc., 2.625%, 03/17/2027	115,464	0.0
852,000	Mylan, Inc., 5.200%, 04/15/2048	664,428	0.0
1,145,000 (1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	1,027,694	0.1
1,116,000 (1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	1,092,162	0.1
380,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	322,428	0.0
50,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	44,374	0.0
2,243,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	2,181,695	0.1

See Accompanying Notes to Financial Statements
94

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
3,383,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	$3,371,569	0.2
160,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	160,466	0.0
2,774,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	2,886,253	0.1
637,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	645,143	0.0
2,911,000	Philip Morris International, Inc., 5.375%, 02/15/2033	2,906,194	0.1
147,000	Quanta Services, Inc., 2.350%, 01/15/2032	115,785	0.0
560,000	Reynolds American, Inc., 5.850%, 08/15/2045	498,690	0.0
480,000 (1)	Roche Holdings, Inc., 2.607%, 12/13/2051	325,693	0.0
537,000	Royalty Pharma PLC, 1.200%, 09/02/2025	484,486	0.0
1,160,000	Royalty Pharma PLC, 1.750%, 09/02/2027	995,386	0.1
432,000	S&P Global, Inc., 1.250%, 08/15/2030	340,455	0.0
246,000	S&P Global, Inc., 2.450%, 03/01/2027	227,053	0.0
1,131,000	S&P Global, Inc., 2.700%, 03/01/2029	1,018,757	0.1
1,422,000	S&P Global, Inc., 2.900%, 03/01/2032	1,233,110	0.1
200,000	Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	151,534	0.0
420,000	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	417,748	0.0
95,000	Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	95,484	0.0
830,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	724,981	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
657,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	$506,155	0.0
153,000	UnitedHealth Group, Inc., 1.150%, 05/15/2026	138,431	0.0
774,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	575,583	0.0
379,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	293,285	0.0
158,000	UnitedHealth Group, Inc., 3.250%, 05/15/2051	118,026	0.0
1,215,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,020,234	0.1
518,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	426,892	0.0
1,171,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	1,118,389	0.1
61,000	UnitedHealth Group, Inc., 4.450%, 12/15/2048	55,641	0.0
34,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	32,285	0.0
625,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	621,692	0.0
976,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	977,314	0.1
465,000	UnitedHealth Group, Inc., 5.875%, 02/15/2053	516,988	0.0
437,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	344,836	0.0
553,000	Viatris, Inc., 2.700%, 06/22/2030	447,798	0.0
1,827,000	Viatris, Inc., 3.850%, 06/22/2040	1,264,031	0.1
		111,267,912	4.7

See Accompanying Notes to Financial Statements
95

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 2.1%
321,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	$212,662	0.0
1,012,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	691,878	0.0
177,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	123,537	0.0
174,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	166,633	0.0
226,000	BP Capital Markets PLC, 3.279%, 09/19/2027	212,937	0.0
752,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	685,918	0.0
302,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	260,314	0.0
37,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	33,534	0.0
624,000 (1)	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	626,596	0.0
989,000	ConocoPhillips Co., 5.300%, 05/15/2053	1,006,858	0.1
3,934,000	Coterra Energy, Inc., 3.900%, 05/15/2027	3,710,635	0.2
33,000	Coterra Energy, Inc., 4.375%, 03/15/2029	30,844	0.0
1,181,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	907,179	0.1
207,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	163,970	0.0
1,093,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	1,131,136	0.1
437,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	442,516	0.0
1,198,000	Enbridge, Inc., 5.700%, 03/08/2033	1,214,995	0.1
979,000 (3)	Enbridge, Inc., 5.750%, 07/15/2080	885,304	0.1
809,000 (3)	Enbridge, Inc., 7.375%, 01/15/2083	795,335	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
798,000 (3)	Enbridge, Inc., 7.625%, 01/15/2083	$803,882	0.0
582,000	Energy Transfer L.P., 4.250%, 04/01/2024	573,203	0.0
154,000	Energy Transfer L.P., 4.900%, 03/15/2035	141,391	0.0
1,625,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,410,902	0.1
1,936,000	Energy Transfer L.P., 5.300%, 04/15/2047	1,686,539	0.1
845,000	Energy Transfer L.P., 5.350%, 05/15/2045	739,678	0.0
169,000	Energy Transfer L.P., 5.400%, 10/01/2047	149,194	0.0
648,000	Energy Transfer L.P., 5.750%, 02/15/2033	653,133	0.0
399,000	Energy Transfer L.P., 5.800%, 06/15/2038	383,197	0.0
342,000	Energy Transfer L.P., 6.000%, 06/15/2048	324,816	0.0
1,067,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,062,771	0.1
1,385,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,347,600	0.1
1,200,000 (3)	Enterprise Products Operating LLC, 8.304%, 08/16/2077	1,182,936	0.1
55,000	EQT Corp., 5.700%, 04/01/2028	54,339	0.0
826,000	Equinor ASA, 3.125%, 04/06/2030	756,902	0.0
304,000	Exxon Mobil Corp., 2.275%, 08/16/2026	282,147	0.0
95,000	Exxon Mobil Corp., 2.995%, 08/16/2039	75,492	0.0
387,000	Exxon Mobil Corp., 4.227%, 03/19/2040	357,098	0.0
1,000,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	980,133	0.1
920,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	817,534	0.0
786,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	725,054	0.0

See Accompanying Notes to Financial Statements
96

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
779,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	$644,211	0.0
752,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	744,996	0.0
234,000	Marathon Petroleum Corp., 6.500%, 03/01/2041	241,413	0.0
88,000	MPLX L.P., 1.750%, 03/01/2026	79,921	0.0
206,000	MPLX L.P., 4.000%, 02/15/2025	199,746	0.0
1,100,000	MPLX L.P., 4.000%, 03/15/2028	1,037,416	0.1
91,000	MPLX L.P., 5.200%, 03/01/2047	79,935	0.0
473,000	MPLX L.P., 5.500%, 02/15/2049	429,151	0.0
611,000 (1)	Northern Natural Gas Co., 3.400%, 10/16/2051	418,129	0.0
223,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	231,920	0.0
468,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	511,662	0.0
134,000 (2)	Occidental Petroleum Corp., 8.500%, 07/15/2027	144,869	0.0
414,000	ONEOK Partners L.P., 6.125%, 02/01/2041	400,667	0.0
908,000	ONEOK Partners L.P., 6.200%, 09/15/2043	880,168	0.1
766,000	ONEOK, Inc., 5.850%, 01/15/2026	769,189	0.0
363,000	Ovintiv, Inc., 5.650%, 05/15/2028	356,080	0.0
217,000	Ovintiv, Inc., 6.250%, 07/15/2033	214,173	0.0
238,000	Ovintiv, Inc., 6.500%, 08/15/2034	238,719	0.0
580,000	Ovintiv, Inc., 7.100%, 07/15/2053	597,538	0.0
405,000	Ovintiv, Inc., 7.375%, 11/01/2031	434,595	0.0
164,000	Phillips 66, 0.900%, 02/15/2024	159,162	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
52,000	Pioneer Natural Resources Co., 1.900%, 08/15/2030	$42,174	0.0
409,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	360,742	0.0
35,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	26,212	0.0
1,779,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,733,737	0.1
1,522,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,443,388	0.1
906,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	892,325	0.1
584,000 (1)	Santos Finance Ltd., 3.649%, 04/29/2031	485,344	0.0
875,000	Schlumberger Investment SA, 4.850%, 05/15/2033	860,901	0.1
104,000	Shell International Finance BV, 2.875%, 11/26/2041	77,838	0.0
170,000	Shell International Finance BV, 3.000%, 11/26/2051	119,945	0.0
604,000	Targa Resources Corp., 4.200%, 02/01/2033	535,099	0.0
530,000	Targa Resources Corp., 4.950%, 04/15/2052	438,564	0.0
274,000	Targa Resources Corp., 6.250%, 07/01/2052	268,198	0.0
138,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	119,479	0.0
863,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	798,521	0.0

See Accompanying Notes to Financial Statements
97

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
361,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	$275,151	0.0
113,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	100,549	0.0
3,804,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	3,673,729	0.2
247,000	Williams Cos, Inc./The, 5.100%, 09/15/2045	222,403	0.0
330,000	Williams Partners L.P., 3.750%, 06/15/2027	311,619	0.0
		49,410,300	2.1
	Financial: 9.6%
600,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	456,517	0.0
130,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	88,875	0.0
126,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	113,123	0.0
1,073,000	Alleghany Corp., 3.250%, 08/15/2051	769,194	0.0
661,000	Alleghany Corp., 3.625%, 05/15/2030	614,556	0.0
45,000	Alleghany Corp., 4.900%, 09/15/2044	41,966	0.0
476,000 (3)	American Express Co., 4.990%, 05/01/2026	470,324	0.0
419,000 (3)	American Express Co., 5.043%, 05/01/2034	410,052	0.0
335,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	266,498	0.0
213,000	American Homes 4 Rent L.P., 3.375%, 07/15/2051	139,877	0.0
653,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	564,947	0.0
339,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	265,009	0.0
382,000	American International Group, Inc., 3.900%, 04/01/2026	367,315	0.0
1,316,000	American International Group, Inc., 5.125%, 03/27/2033	1,286,135	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
248,000	American Tower Corp., 2.700%, 04/15/2031	$205,898	0.0
179,000	American Tower Corp., 3.600%, 01/15/2028	165,005	0.0
537,000	American Tower Corp., 3.650%, 03/15/2027	503,295	0.0
93,000	American Tower Corp., 4.400%, 02/15/2026	90,188	0.0
552,000	American Tower Corp., 5.250%, 07/15/2028	546,093	0.0
1,186,000	American Tower Corp., 5.550%, 07/15/2033	1,195,239	0.1
729,000	American Tower Corp., 5.650%, 03/15/2033	739,930	0.0
1,249,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	1,257,231	0.1
224,000 (1)(3)	ASB Bank Ltd., 5.284%, 06/17/2032	215,159	0.0
1,161,000	Assurant, Inc., 3.700%, 02/22/2030	999,465	0.1
1,314,000 (1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	1,139,731	0.1
863,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	845,180	0.0
712,000 (1)	Aviation Capital Group LLC, 6.250%, 04/15/2028	711,021	0.0
237,000 (1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	210,808	0.0
3,207,000 (1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	2,707,289	0.1
164,000 (1)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	153,349	0.0
131,000 (1)(2)	Avolon Holdings Funding Ltd., 5.500%, 01/15/2026	127,002	0.0
1,000,000	Banco Santander SA, 2.746%, 05/28/2025	939,369	0.1
600,000 (3)	Banco Santander SA, 3.225%, 11/22/2032	475,946	0.0
3,375,000 (3)	Bank of America Corp., 1.530%, 12/06/2025	3,156,486	0.1

See Accompanying Notes to Financial Statements
98

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
482,000 (3)	Bank of America Corp., 1.658%, 03/11/2027	$433,975	0.0
4,955,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	4,426,437	0.2
1,668,000 (3)	Bank of America Corp., 1.843%, 02/04/2025	1,625,367	0.1
474,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	377,676	0.0
225,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	210,813	0.0
1,538,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	1,313,179	0.1
349,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	279,241	0.0
2,894,000 (3)	Bank of America Corp., 2.482%, 09/21/2036	2,215,312	0.1
1,139,000 (3)	Bank of America Corp., 2.551%, 02/04/2028	1,028,867	0.1
806,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	656,798	0.0
145,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	121,805	0.0
945,000 (3)	Bank of America Corp., 2.651%, 03/11/2032	783,072	0.0
420,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	295,167	0.0
1,509,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	1,251,196	0.1
519,000 (3)	Bank of America Corp., 2.972%, 02/04/2033	432,836	0.0
1,072,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	945,760	0.1
2,664,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	2,445,304	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,723,000 (3)	Bank of America Corp., 3.593%, 07/21/2028	$2,533,398	0.1
476,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	446,483	0.0
1,465,000 (3)	Bank of America Corp., 3.846%, 03/08/2037	1,253,672	0.1
435,000 (3)	Bank of America Corp., 3.970%, 03/05/2029	407,636	0.0
236,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	195,869	0.0
1,133,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	1,075,822	0.1
2,493,000 (3)	Bank of America Corp., 4.375%, 12/31/2199	2,132,138	0.1
1,046,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	1,035,222	0.1
5,081,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	5,036,063	0.2
252,000	Bank of Montreal, 3.700%, 06/07/2025	243,349	0.0
92,000 (3)	Bank of New York Mellon Corp./The, 4.596%, 07/26/2030	88,818	0.0
3,085,000 (3)	Bank of Nova Scotia/ The, 4.588%, 05/04/2037	2,661,283	0.1
1,396,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	1,370,328	0.1
915,000 (3)	Barclays PLC, 7.119%, 06/27/2034	915,151	0.0
65,000	Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	61,998	0.0
752,000	BlackRock, Inc., 4.750%, 05/25/2033	739,530	0.0
798,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	660,499	0.0
1,107,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	825,617	0.0

See Accompanying Notes to Financial Statements
99

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,428,000 (1)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	$3,504,760	0.2
907,000 (1)	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	903,311	0.0
655,000 (1)(3)	BPCE SA, 2.045%, 10/19/2027	571,716	0.0
955,000 (1)	BPCE SA, 5.700%, 10/22/2023	950,935	0.1
290,000	Camden Property Trust, 2.800%, 05/15/2030	252,113	0.0
725,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	621,533	0.0
1,937,000 (3)	Capital One Financial Corp., 3.273%, 03/01/2030	1,646,673	0.1
1,317,000 (3)	Capital One Financial Corp., 6.312%, 06/08/2029	1,309,198	0.1
926,000 (3)	Capital One Financial Corp., 6.377%, 06/08/2034	919,880	0.1
994,000	CBRE Services, Inc., 5.950%, 08/15/2034	982,351	0.1
1,482,000 (3)	Charles Schwab Corp./The, 5.643%, 05/19/2029	1,482,033	0.1
2,257,000 (3)	Charles Schwab Corp./The, 5.853%, 05/19/2034	2,292,167	0.1
757,000	Chubb INA Holdings, Inc., 1.375%, 09/15/2030	602,610	0.0
561,000	CI Financial Corp., 4.100%, 06/15/2051	341,808	0.0
130,000 (3)	Citigroup, Inc., 3.070%, 02/24/2028	119,705	0.0
159,000 (3)	Citigroup, Inc., 4.412%, 03/31/2031	149,580	0.0
807,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	633,322	0.0
186,000	Citizens Financial Group, Inc., 2.638%, 09/30/2032	131,595	0.0
497,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	428,433	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
745,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	$560,905	0.0
538,000 (1)(3)	Cooperatieve Rabobank UA, 4.655%, 08/22/2028	515,340	0.0
1,150,000 (2)	Corebridge Financial, Inc., 3.900%, 04/05/2032	1,000,782	0.1
2,739,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	2,630,147	0.1
2,000,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	1,992,720	0.1
738,000	Credit Suisse AG/New York NY, 1.250%, 08/07/2026	635,862	0.0
1,030,000	Credit Suisse AG/New York NY, 5.000%, 07/09/2027	995,093	0.1
344,000	Crown Castle, Inc., 2.100%, 04/01/2031	275,543	0.0
225,000	Crown Castle, Inc., 2.500%, 07/15/2031	185,019	0.0
445,000	Crown Castle, Inc., 2.900%, 03/15/2027	407,645	0.0
166,000	Crown Castle, Inc., 3.300%, 07/01/2030	146,840	0.0
395,000	Crown Castle, Inc., 4.800%, 09/01/2028	383,576	0.0
760,000	CubeSmart L.P., 2.250%, 12/15/2028	641,330	0.0
242,000	CubeSmart L.P., 2.500%, 02/15/2032	191,759	0.0
330,000 (1)	Danske Bank A/S, 4.375%, 06/12/2028	305,016	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	599,665	0.0
180,000	Extra Space Storage L.P., 3.900%, 04/01/2029	164,213	0.0
1,994,000	First Horizon Bank, 5.750%, 05/01/2030	1,733,512	0.1
244,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	244,709	0.0
121,000	Goldman Sachs Group, Inc., 6.450%, 05/01/2036	126,652	0.0

See Accompanying Notes to Financial Statements
100

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
20,000 (3)	Goldman Sachs Group, Inc./The, 2.383%, 07/21/2032	$16,028	0.0
181,000	Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	173,988	0.0
24,000	Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	25,818	0.0
106,000	Goldman Sachs Group, Inc./The, 7.023%, (US0003M + 1.750%), 10/28/2027	107,811	0.0
507,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	521,093	0.0
3,208,000 (1)	Hartford Financial Services Group, Inc./The, 7.446%, (US0003M + 2.125%), 02/12/2067	2,670,837	0.1
1,292,000	Healthpeak OP LLC, 5.250%, 12/15/2032	1,258,521	0.1
1,070,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	944,884	0.1
1,875,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	1,570,348	0.1
1,331,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,264,924	0.1
1,257,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	1,192,459	0.1
1,710,000 (3)	HSBC Holdings PLC, 4.600%, 12/31/2199	1,306,012	0.1
900,000 (3)	HSBC Holdings PLC, 6.332%, 03/09/2044	933,841	0.1
1,586,000 (3)	HSBC Holdings PLC, 6.547%, 06/20/2034	1,580,815	0.1
561,000 (3)	Huntington Bancshares, Inc./OH, 2.487%, 08/15/2036	395,849	0.0
129,000	Huntington Bancshares, Inc./OH, 2.550%, 02/04/2030	103,477	0.0
1,453,000	Huntington National Bank/The, 5.650%, 01/10/2030	1,388,823	0.1
359,000 (3)	ING Groep NV, 4.017%, 03/28/2028	337,177	0.0
2,013,000 (1)	Intact Financial Corp., 5.459%, 09/22/2032	2,007,042	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,067,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	$820,540	0.0
135,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	113,275	0.0
1,059,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	754,831	0.0
629,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	613,292	0.0
112,000	Intercontinental Exchange, Inc., 4.250%, 09/21/2048	97,061	0.0
189,000	Intercontinental Exchange, Inc., 4.350%, 06/15/2029	184,660	0.0
33,000	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	31,326	0.0
969,000 (1)(3)	Intesa Sanpaolo SpA, 7.778%, 06/20/2054	966,643	0.1
389,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	298,477	0.0
2,145,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	1,825,922	0.1
108,000	Invitation Homes Operating Partnership L.P., 2.700%, 01/15/2034	81,912	0.0
331,000 (2)	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	296,837	0.0
2,621,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	2,488,652	0.1
1,777,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,583,341	0.1
984,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	869,292	0.0
994,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	893,319	0.0

See Accompanying Notes to Financial Statements
101

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,976,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	$1,696,163	0.1
140,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	131,165	0.0
533,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	474,083	0.0
268,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	255,486	0.0
304,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	288,412	0.0
2,843,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	2,612,476	0.1
163,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	123,870	0.0
437,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	305,831	0.0
283,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	261,853	0.0
224,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	215,465	0.0
459,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	440,232	0.0
562,000	KeyBank NA/Cleveland OH, 4.900%, 08/08/2032	446,801	0.0
1,451,000 (3)	KeyCorp, 4.789%, 06/01/2033	1,217,112	0.1
435,000	Kite Realty Group L.P., 4.000%, 10/01/2026	390,485	0.0
454,000	Life Storage L.P., 2.400%, 10/15/2031	360,373	0.0
605,000	Life Storage L.P., 4.000%, 06/15/2029	549,599	0.0
317,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	298,621	0.0
200,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	194,871	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
640,000 (3)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	$635,347	0.0
2,704,000 (3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	2,477,270	0.1
420,000 (1)	LSEGA Financing PLC, 1.375%, 04/06/2026	374,767	0.0
1,028,000 (1)	Metropolitan Life Global Funding I, 5.150%, 03/28/2033	1,017,491	0.1
62,000	Mid-America Apartments L.P., 1.700%, 02/15/2031	49,002	0.0
308,000	Mid-America Apartments L.P., 2.750%, 03/15/2030	267,540	0.0
176,000	Mid-America Apartments L.P., 3.600%, 06/01/2027	166,380	0.0
290,000	Mid-America Apartments L.P., 4.200%, 06/15/2028	277,124	0.0
382,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	349,924	0.0
1,767,000 (3)	Mizuho Financial Group, Inc., 5.748%, 07/06/2034	1,774,264	0.1
620,000 (3)	Morgan Stanley, 0.791%, 01/22/2025	600,947	0.0
213,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	190,014	0.0
2,728,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	2,417,929	0.1
1,617,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	1,448,359	0.1
295,000 (3)	Morgan Stanley, 1.928%, 04/28/2032	230,425	0.0
1,074,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	1,008,652	0.1
519,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	468,768	0.0
61,000 (3)	Morgan Stanley, 2.511%, 10/20/2032	49,298	0.0
165,000 (3)	Morgan Stanley, 2.699%, 01/22/2031	140,400	0.0
642,000 (3)	Morgan Stanley, 2.720%, 07/22/2025	619,307	0.0

See Accompanying Notes to Financial Statements
102

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
983,000 (3)	Morgan Stanley, 2.802%, 01/25/2052	$646,138	0.0
1,635,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,509,910	0.1
538,000	Morgan Stanley, 3.875%, 01/27/2026	519,523	0.0
4,000,000	Morgan Stanley, 4.000%, 07/23/2025	3,884,834	0.2
1,343,000 (3)	Morgan Stanley, 5.164%, 04/20/2029	1,327,606	0.1
6,476,000 (3)	Morgan Stanley, 5.250%, 04/21/2034	6,397,762	0.3
1,879,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	1,778,934	0.1
4,536,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	4,479,778	0.2
377,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	387,735	0.0
1,793,000 (3)	Morgan Stanley, 6.342%, 10/18/2033	1,908,219	0.1
1,064,000 (3)	NatWest Group PLC, 5.808%, 09/13/2029	1,049,209	0.1
1,329,000 (1)	New York Life Global Funding, 4.550%, 01/28/2033	1,281,336	0.1
1,074,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	953,550	0.1
2,420,000	Northern Trust Corp., 6.125%, 11/02/2032	2,510,051	0.1
1,244,000	Old Republic International Corp., 3.850%, 06/11/2051	889,565	0.0
5,000,000	ORIX Corp., 3.250%, 12/04/2024	4,802,074	0.2
3,325,000 (3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	2,781,279	0.1
295,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	199,221	0.0
1,130,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,104,615	0.1
538,000 (3)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	485,545	0.0
3,040,000 (3)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	2,736,760	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,102,000	Prologis L.P., 5.125%, 01/15/2034	$1,094,802	0.1
805,000	Prologis L.P., 5.250%, 06/15/2053	791,859	0.0
405,000	Realty Income Corp., 3.950%, 08/15/2027	385,176	0.0
704,000	Realty Income Corp., 4.875%, 06/01/2026	696,784	0.0
1,158,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	904,109	0.0
42,000	Royal Bank of Canada, 3.625%, 05/04/2027	39,761	0.0
89,000	Royal Bank of Canada, 4.240%, 08/03/2027	85,898	0.0
448,000	Sabra Health Care L.P., 3.200%, 12/01/2031	334,726	0.0
640,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	559,331	0.0
164,000 (3)	State Street Corp., 5.820%, 11/04/2028	168,126	0.0
248,000	Sumitomo Mitsui Financial Group, Inc., 5.520%, 01/13/2028	249,185	0.0
162,000	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	148,552	0.0
467,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	412,091	0.0
683,000 (3)	Truist Financial Corp., 4.800%, 12/31/2199	583,965	0.0
1,409,000 (3)	Truist Financial Corp., 5.100%, 12/31/2199	1,225,830	0.1
5,893,000 (3)	Truist Financial Corp., 5.867%, 06/08/2034	5,898,103	0.3
889,000 (2)	Truist Financial Corp., 6.202%, (US0003M + 0.650%), 03/15/2028	774,089	0.0
2,983,000	UBS AG, 5.125%, 05/15/2024	2,937,450	0.1
750,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	657,594	0.0
525,000 (1)(3)	UBS Group AG, 4.375%, 12/31/2199	371,143	0.0
633,000 (1)(3)	UBS Group AG, 4.751%, 05/12/2028	600,390	0.0
391,000 (3)	UBS Group AG, 5.125%, 12/31/2199	341,534	0.0
3,250,000 (1)(3)	UBS Group AG, 6.537%, 08/12/2033	3,331,294	0.2

See Accompanying Notes to Financial Statements
103

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,852,000 (1)(3)	UBS Group AG, 9.016%, 11/15/2033	$2,221,260	0.1
899,000 (3)	US Bancorp, 5.836%, 06/12/2034	905,917	0.0
163,000	Ventas Realty L.P., 5.700%, 09/30/2043	153,999	0.0
370,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	348,609	0.0
1,678,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	1,598,566	0.1
539,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	396,896	0.0
245,000 (3)	Wells Fargo & Co., 4.611%, 04/25/2053	215,070	0.0
594,000 (3)	Wells Fargo & Co., 5.013%, 04/04/2051	553,719	0.0
4,480,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	4,453,469	0.2
61,000	Weyerhaeuser Co., 4.000%, 03/09/2052	48,783	0.0
434,000	Weyerhaeuser Co., 4.750%, 05/15/2026	426,544	0.0
		224,437,305	9.6
	Industrial: 1.8%
593,000	Avnet, Inc., 5.500%, 06/01/2032	563,552	0.0
689,000	Avnet, Inc., 6.250%, 03/15/2028	696,119	0.0
1,472,000	Berry Global, Inc., 1.650%, 01/15/2027	1,270,847	0.1
1,581,000	Boeing Co/The, 3.250%, 02/01/2028	1,452,623	0.1
446,000	Boeing Co/The, 3.250%, 02/01/2035	361,920	0.0
340,000	Boeing Co/The, 3.625%, 02/01/2031	306,323	0.0
211,000	Boeing Co/The, 3.850%, 11/01/2048	155,885	0.0
768,000	Boeing Co/The, 4.875%, 05/01/2025	757,343	0.0
980,000	Boeing Co/The, 5.150%, 05/01/2030	971,181	0.1
283,000	Boeing Co/The, 5.705%, 05/01/2040	282,509	0.0
1,204,000	Boeing Co/The, 5.805%, 05/01/2050	1,200,627	0.1
400,000	Boeing Co/The, 5.930%, 05/01/2060	396,475	0.0
1,498,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,239,999	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
114,000	Burlington Northern Santa Fe LLC, 4.050%, 06/15/2048	$97,880	0.0
170,000	Burlington Northern Santa Fe LLC, 4.150%, 04/01/2045	148,156	0.0
42,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	38,038	0.0
269,000	Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	244,019	0.0
9,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	8,189	0.0
198,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/2044	182,800	0.0
126,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	122,066	0.0
146,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	144,720	0.0
1,172,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	1,196,619	0.1
62,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	61,611	0.0
1,000,000	CSX Corp., 4.650%, 03/01/2068	897,154	0.0
160,000	Deere & Co., 3.100%, 04/15/2030	146,420	0.0
646,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	647,166	0.0
83,000	Honeywell International, Inc., 5.000%, 02/15/2033	84,684	0.0
265,000	John Deere Capital Corp., 3.350%, 04/18/2029	246,715	0.0
2,323,000	John Deere Capital Corp., 4.700%, 06/10/2030	2,309,297	0.1
765,000	John Deere Capital Corp., 4.750%, 01/20/2028	764,922	0.0

See Accompanying Notes to Financial Statements
104

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
901,000	Lockheed Martin Corp., 4.750%, 02/15/2034	$899,352	0.0
912,000	Lockheed Martin Corp., 5.200%, 02/15/2055	941,949	0.1
399,000	Lockheed Martin Corp., 5.250%, 01/15/2033	413,516	0.0
290,000	Lockheed Martin Corp., 5.900%, 11/15/2063	330,433	0.0
64,000	Norfolk Southern Corp., 2.900%, 08/25/2051	42,470	0.0
219,000	Norfolk Southern Corp., 3.950%, 10/01/2042	180,025	0.0
387,000	Norfolk Southern Corp., 4.100%, 05/15/2121	273,620	0.0
57,000	Northrop Grumman Corp., 4.950%, 03/15/2053	55,585	0.0
797,000	Northrop Grumman Corp., 5.150%, 05/01/2040	785,914	0.0
203,000	Parker-Hannifin Corp., 4.250%, 09/15/2027	196,994	0.0
1,295,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,152,444	0.1
1,661,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,467,925	0.1
2,021,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.200%, 06/15/2030	2,033,479	0.1
118,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	117,710	0.0
177,000	Raytheon Technologies Corp., 4.350%, 04/15/2047	157,088	0.0
1,671,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,538,604	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
2,315,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	$2,132,429	0.1
17,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	15,824	0.0
898,000	Raytheon Technologies Corp., 5.150%, 02/27/2033	910,668	0.0
1,007,000	Raytheon Technologies Corp., 5.375%, 02/27/2053	1,046,731	0.1
119,000	Republic Services, Inc., 2.900%, 07/01/2026	111,584	0.0
1,073,000	Ryder System, Inc., 5.250%, 06/01/2028	1,060,263	0.1
1,070,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	931,598	0.1
1,624,000 (1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	1,420,958	0.1
470,000	Trane Technologies Financing Ltd., 5.250%, 03/03/2033	476,033	0.0
47,000	Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	44,534	0.0
64,000	Trane Technologies Luxembourg Finance SA, 3.500%, 03/21/2026	61,148	0.0
845,000	Trane Technologies Luxembourg Finance SA, 3.550%, 11/01/2024	819,008	0.0
46,000	Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	43,367	0.0
2,250,000 (1)	TTX Co., 3.600%, 01/15/2025	2,178,987	0.1
265,000 (1)(2)	TTX Co., 5.650%, 12/01/2052	281,439	0.0
48,000	Union Pacific Corp., 3.375%, 02/01/2035	41,124	0.0
208,000	Union Pacific Corp., 3.550%, 08/15/2039	174,981	0.0

See Accompanying Notes to Financial Statements
105

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
21,000	Union Pacific Corp., 3.600%, 09/15/2037	$17,944	0.0
195,000	Union Pacific Corp., 3.750%, 02/05/2070	147,802	0.0
444,000	Union Pacific Corp., 3.799%, 10/01/2051	364,373	0.0
286,000	Union Pacific Corp., 3.839%, 03/20/2060	227,997	0.0
120,000	Union Pacific Corp., 3.875%, 02/01/2055	97,164	0.0
30,000	Union Pacific Corp., 3.950%, 08/15/2059	24,319	0.0
543,000	Union Pacific Corp., 5.150%, 01/20/2063	545,563	0.0
336,000	Waste Connections, Inc., 2.600%, 02/01/2030	290,979	0.0
519,000	Waste Management, Inc., 4.625%, 02/15/2030	511,766	0.0
465,000	Waste Management, Inc., 4.625%, 02/15/2033	455,859	0.0
120,000	WRKCo, Inc., 4.650%, 03/15/2026	116,485	0.0
386,000	Xylem, Inc./NY, 3.250%, 11/01/2026	363,101	0.0
		42,496,995	1.8
	Technology: 1.6%
1,302,000	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	1,234,792	0.1
1,934,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	1,762,742	0.1
246,000	Apple, Inc., 2.700%, 08/05/2051	171,578	0.0
885,000	Apple, Inc., 2.850%, 08/05/2061	603,139	0.0
2,242,000	Apple, Inc., 3.850%, 05/04/2043	2,002,377	0.1
150,000	Apple, Inc., 3.850%, 08/04/2046	132,151	0.0
313,000	Apple, Inc., 4.100%, 08/08/2062	274,287	0.0
316,000	Apple, Inc., 4.150%, 05/10/2030	311,156	0.0
209,000 (2)	Apple, Inc., 4.300%, 05/10/2033	207,982	0.0
66,000	Apple, Inc., 4.375%, 05/13/2045	62,724	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
179,000	Apple, Inc., 4.650%, 02/23/2046	$176,713	0.0
126,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	102,528	0.0
1,575,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	1,191,196	0.1
183,000 (1)	Broadcom, Inc., 3.419%, 04/15/2033	153,120	0.0
3,768,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	3,412,174	0.2
1,000,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,016,870	0.1
408,000	Fiserv, Inc., 3.500%, 07/01/2029	372,603	0.0
142,000	Fiserv, Inc., 5.450%, 03/02/2028	142,771	0.0
752,000	HP, Inc., 2.650%, 06/17/2031	606,464	0.0
472,000	Intel Corp., 2.800%, 08/12/2041	336,735	0.0
111,000	Intel Corp., 3.700%, 07/29/2025	107,984	0.0
43,000	Intel Corp., 5.200%, 02/10/2033	43,430	0.0
1,846,000	International Business Machines Corp., 3.500%, 05/15/2029	1,704,737	0.1
187,000	International Business Machines Corp., 4.150%, 07/27/2027	181,950	0.0
141,000	International Business Machines Corp., 4.900%, 07/27/2052	131,922	0.0
796,000	KLA Corp., 5.250%, 07/15/2062	806,573	0.1
1,668,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	1,440,161	0.1
928,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	755,599	0.0
625,000	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	469,318	0.0
3,000	Microsoft Corp., 2.525%, 06/01/2050	2,077	0.0
3,513,000	Microsoft Corp., 2.921%, 03/17/2052	2,615,856	0.1
44,000	Microsoft Corp., 3.450%, 08/08/2036	40,157	0.0
478,000	NVIDIA Corp., 1.550%, 06/15/2028	417,507	0.0

See Accompanying Notes to Financial Statements
106

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
105,000	NVIDIA Corp., 2.000%, 06/15/2031	$88,006	0.0
167,000	NVIDIA Corp., 3.500%, 04/01/2040	143,117	0.0
56,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	39,268	0.0
511,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	341,149	0.0
143,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	126,621	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	223,846	0.0
2,265,000	Oracle Corp., 2.300%, 03/25/2028	2,000,158	0.1
197,000	Oracle Corp., 2.800%, 04/01/2027	181,169	0.0
170,000	Oracle Corp., 2.950%, 05/15/2025	162,208	0.0
404,000	Oracle Corp., 3.250%, 11/15/2027	374,989	0.0
998,000	Oracle Corp., 3.650%, 03/25/2041	769,540	0.0
1,261,000	Oracle Corp., 3.800%, 11/15/2037	1,031,753	0.1
148,000	Oracle Corp., 3.850%, 07/15/2036	123,615	0.0
170,000	Oracle Corp., 3.850%, 04/01/2060	119,923	0.0
338,000	Oracle Corp., 4.125%, 05/15/2045	265,105	0.0
215,000	Oracle Corp., 4.300%, 07/08/2034	195,338	0.0
804,000	Oracle Corp., 6.150%, 11/09/2029	837,952	0.1
1,750,000	QUALCOMM, Inc., 6.000%, 05/20/2053	1,960,197	0.1
236,000	Salesforce, Inc., 2.700%, 07/15/2041	173,566	0.0
194,000	Texas Instruments, Inc., 3.650%, 08/16/2032	180,307	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
327,000	Texas Instruments, Inc., 3.875%, 03/15/2039	$293,247	0.0
767,000	Texas Instruments, Inc., 4.900%, 03/14/2033	786,152	0.0
789,000	Texas Instruments, Inc., 5.000%, 03/14/2053	800,267	0.0
2,421,000	Texas Instruments, Inc., 5.050%, 05/18/2063	2,427,868	0.1
809,000	VMware, Inc., 1.400%, 08/15/2026	714,778	0.0
		37,351,512	1.6
	Utilities: 3.8%
1,198,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	1,140,990	0.1
1,068,000	AES Corp./The, 1.375%, 01/15/2026	954,549	0.1
880,000 (1)	AES Corp./The, 3.950%, 07/15/2030	789,728	0.0
952,000	AES Corp./The, 5.450%, 06/01/2028	935,645	0.1
100,000	Alabama Power Co., 3.450%, 10/01/2049	73,391	0.0
135,000	Alabama Power Co., 3.750%, 03/01/2045	106,297	0.0
139,000	Alabama Power Co., 4.300%, 07/15/2048	118,659	0.0
101,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	87,990	0.0
794,000 (3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	634,589	0.0
503,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	416,736	0.0
1,377,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	1,285,134	0.1
184,000	Appalachian Power Co., 3.400%, 06/01/2025	176,343	0.0
256,000	Appalachian Power Co., 4.500%, 03/01/2049	216,461	0.0

See Accompanying Notes to Financial Statements
107

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
167,000	Avangrid, Inc., 3.150%, 12/01/2024	$160,265	0.0
323,000	Avangrid, Inc., 3.200%, 04/15/2025	307,301	0.0
833,000	Avangrid, Inc., 3.800%, 06/01/2029	759,946	0.0
405,000	Baltimore Gas and Electric Co., 5.400%, 06/01/2053	411,964	0.0
583,000	Black Hills Corp., 3.050%, 10/15/2029	499,761	0.0
1,800,000	Black Hills Corp., 4.250%, 11/30/2023	1,787,724	0.1
272,000	Black Hills Corp., 4.350%, 05/01/2033	242,500	0.0
537,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	415,799	0.0
1,363,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	1,175,219	0.1
156,000	Commonwealth Edison Co., 5.900%, 03/15/2036	163,088	0.0
651,000	Connecticut Light and Power Co/The, 5.250%, 01/15/2053	661,855	0.0
400,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	395,625	0.0
78,000 (3)	Dominion Energy, Inc., 3.071%, 08/15/2024	75,365	0.0
187,000 (3)	Dominion Energy, Inc., 4.350%, 12/31/2199	158,038	0.0
1,164,000	Dominion Energy, Inc., 5.375%, 11/15/2032	1,168,735	0.1
286,000	DTE Electric Co., 5.400%, 04/01/2053	295,558	0.0
405,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	343,971	0.0
131,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	103,375	0.0
1,189,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	949,792	0.1
940,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	781,144	0.0
72,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	62,437	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,009,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	$1,023,661	0.1
137,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	148,103	0.0
52,000	Duke Energy Corp., 3.150%, 08/15/2027	48,050	0.0
360,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	346,644	0.0
930,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	764,556	0.0
582,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	635,241	0.0
399,000	Duke Energy Indiana LLC, 5.400%, 04/01/2053	402,817	0.0
231,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	176,097	0.0
121,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	101,445	0.0
240,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	246,466	0.0
479,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	373,879	0.0
199,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	168,313	0.0
186,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	156,518	0.0
1,248,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	1,041,490	0.1
485,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	388,547	0.0
262,000 (1)	Enel Finance America LLC, 7.100%, 10/14/2027	275,490	0.0
738,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	461,415	0.0
245,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	175,617	0.0

See Accompanying Notes to Financial Statements
108

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
19,000	Entergy Arkansas LLC, 4.000%, 06/01/2028	$18,084	0.0
446,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	374,637	0.0
406,000	Entergy Arkansas LLC, 5.150%, 01/15/2033	407,253	0.0
1,626,000	Entergy Corp., 0.900%, 09/15/2025	1,460,983	0.1
745,000	Entergy Corp., 2.400%, 06/15/2031	603,881	0.0
417,000	Entergy Corp., 2.800%, 06/15/2030	353,987	0.0
172,000	Entergy Louisiana LLC, 0.620%, 11/17/2023	168,738	0.0
8,000	Entergy Louisiana LLC, 3.250%, 04/01/2028	7,365	0.0
34,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	33,893	0.0
117,000	Entergy Louisiana LLC, 5.590%, 10/01/2024	116,670	0.0
72,000	Entergy Mississippi LLC, 3.500%, 06/01/2051	53,143	0.0
111,000	Entergy Mississippi LLC, 3.850%, 06/01/2049	86,342	0.0
940,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	922,955	0.1
1,088,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	769,673	0.0
1,017,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	1,049,185	0.1
1,364,000	Eversource Energy, 1.400%, 08/15/2026	1,212,456	0.1
1,320,000	Eversource Energy, 2.900%, 03/01/2027	1,217,062	0.1
810,000	Eversource Energy, 5.125%, 05/15/2033	798,822	0.0
797,000	Eversource Energy, 5.450%, 03/01/2028	803,047	0.0
357,000	Exelon Corp., 4.950%, 06/15/2035	342,801	0.0
1,279,000	Exelon Corp., 5.150%, 03/15/2028	1,273,906	0.1
12,000	Florida Power & Light Co., 2.875%, 12/04/2051	8,311	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
611,000	Florida Power & Light Co., 4.625%, 05/15/2030	$601,949	0.0
428,000	Florida Power & Light Co., 4.800%, 05/15/2033	425,149	0.0
122,000	Florida Power & Light Co., 5.400%, 09/01/2035	122,507	0.0
74,000	Florida Power & Light Co., 5.650%, 02/01/2037	77,704	0.0
1,505,000	Georgia Power Co., 2.200%, 09/15/2024	1,439,064	0.1
523,000	Georgia Power Co., 4.650%, 05/16/2028	512,841	0.0
121,000	Iberdrola International BV, 5.810%, 03/15/2025	121,485	0.0
89,000 (2)	Indiana Michigan Power Co., 3.850%, 05/15/2028	84,380	0.0
276,000	Indiana Michigan Power Co., 5.625%, 04/01/2053	283,782	0.0
110,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	115,571	0.0
3,640,000	Interstate Power and Light Co., 3.250%, 12/01/2024	3,515,352	0.2
234,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	211,960	0.0
289,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	238,659	0.0
2,802,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,711,719	0.1
382,000	Kentucky Utilities Co., 5.450%, 04/15/2033	389,412	0.0
382,000	Louisville Gas and Electric Co., 5.450%, 04/15/2033	389,380	0.0
662,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	634,329	0.0
56,000	MidAmerican Energy Co., 4.800%, 09/15/2043	52,162	0.0

See Accompanying Notes to Financial Statements
109

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,816,000	Mississippi Power Co., 4.250%, 03/15/2042	$2,348,788	0.1
320,000	Mississippi Power Co., 4.750%, 10/15/2041	272,297	0.0
1,002,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	940,306	0.1
188,000 (1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	167,951	0.0
1,490,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,260,484	0.1
749,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	624,439	0.0
126,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	117,465	0.0
159,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	146,312	0.0
275,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	255,257	0.0
355,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	333,700	0.0
636,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	665,596	0.0
932,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.125%, 09/15/2053	934,366	0.1
1,130,000 (3)	National Rural Utilities Cooperative Finance Corp., 8.209%, (US0003M + 2.910%), 04/30/2043	1,101,298	0.1
385,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	359,231	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,181,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	$1,053,457	0.1
335,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	271,910	0.0
1,215,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	1,026,103	0.1
963,000	NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	947,448	0.1
186,000	NextEra Energy Capital Holdings, Inc., 4.450%, 06/20/2025	182,566	0.0
569,000	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	560,520	0.0
1,180,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	1,184,963	0.1
526,000	NSTAR Electric Co., 1.950%, 08/15/2031	422,371	0.0
951,000	ONE Gas, Inc., 1.100%, 03/11/2024	920,327	0.0
123,000	ONE Gas, Inc., 4.250%, 09/01/2032	116,356	0.0
124,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	100,938	0.0
809,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	578,525	0.0
716,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	542,978	0.0
405,000	PacifiCorp, 4.100%, 02/01/2042	324,221	0.0
1,341,000	PacifiCorp, 5.350%, 12/01/2053	1,226,455	0.1
935,000	PacifiCorp, 5.500%, 05/15/2054	878,523	0.0
135,000	PECO Energy Co., 2.850%, 09/15/2051	89,368	0.0
666,000	PECO Energy Co., 4.900%, 06/15/2033	665,133	0.0
482,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	474,932	0.0

See Accompanying Notes to Financial Statements
110

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
123,000	Piedmont Natural Gas Co., Inc., 3.600%, 09/01/2025	$116,252	0.0
848,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	866,025	0.0
252,000	Public Service Co. of Colorado, 5.250%, 04/01/2053	242,350	0.0
149,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	149,926	0.0
219,000	Public Service Co. of Oklahoma, 2.200%, 08/15/2031	177,274	0.0
191,000	Public Service Co. of Oklahoma, 3.150%, 08/15/2051	126,923	0.0
90,000	Public Service Electric and Gas Co., 3.000%, 05/15/2027	84,191	0.0
65,000	Public Service Electric and Gas Co., 3.800%, 03/01/2046	52,684	0.0
139,000	Public Service Electric and Gas Co., 5.125%, 03/15/2053	140,346	0.0
1,478,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	1,196,079	0.1
915,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	934,109	0.1
1,860,000 (3)	Sempra Energy, 4.125%, 04/01/2052	1,507,151	0.1
775,000	Sempra Energy, 5.500%, 08/01/2033	770,457	0.0
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,500,103	0.1
35,000	Southern California Edison Co., 3.650%, 02/01/2050	26,082	0.0
139,000	Southern California Edison Co., 4.000%, 04/01/2047	110,570	0.0
215,000	Southern California Edison Co., 4.050%, 03/15/2042	174,291	0.0
1,481,000 (3)	Southern Co/The, 3.750%, 09/15/2051	1,264,033	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,744,000 (3)	Southern Co/The, 4.000%, 01/15/2051	$1,617,246	0.1
780,000	Southern Co/The, 5.113%, 08/01/2027	773,334	0.0
1,499,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	1,355,904	0.1
381,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	376,418	0.0
580,000	Tampa Electric Co., 4.350%, 05/15/2044	492,827	0.0
95,000	Tucson Electric Power Co., 4.000%, 06/15/2050	74,797	0.0
62,000	Union Electric Co., 2.150%, 03/15/2032	49,685	0.0
282,000	Union Electric Co., 5.450%, 03/15/2053	287,948	0.0
423,000	Virginia Electric and Power Co., 3.800%, 04/01/2028	401,144	0.0
521,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	522,170	0.0
1,683,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	1,438,526	0.1
396,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	341,021	0.0
252,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	249,756	0.0
345,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	344,733	0.0
861,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	739,049	0.0
127,000	Wisconsin Power and Light Co., 3.000%, 07/01/2029	113,978	0.0
		88,512,888	3.8
	Total Corporate Bonds/Notes (Cost $685,727,842)	648,120,062	27.6

See Accompanying Notes to Financial Statements
111

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.3%
976,642	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	$710,035	0.0
1,173,525	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	996,446	0.1
197,804 (4)	Alternative Loan Trust 2005-J3 2A2, 0.155%, (-1.000*US0001M + 5.000%), 05/25/2035	6,496	0.0
1,114,983	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	587,934	0.0
1,501,206	Alternative Loan Trust 2007-23CB A3, 5.650%, (US0001M + 0.500%), 09/25/2037	602,955	0.0
69,421	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	54,411	0.0
1,338,515 (1)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	1,230,962	0.1
311,100 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 4.523%, 01/25/2036	286,560	0.0
210,581 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.195%, 05/25/2035	198,873	0.0
743,719 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.781%, 11/25/2036	422,301	0.0
849,652 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.817%, 11/25/2036	449,275	0.0
1,923 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.411%, 02/25/2036	1,457	0.0
66,700 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.098%, 01/26/2036	53,429	0.0
3,300,000 (1)	Bellemeade RE 2021-3 A M1C Ltd., 6.617%, (SOFR30A + 1.550%), 09/25/2031	3,214,497	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
110,605 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.883%, 12/25/2035	$101,088	0.0
1,220,841 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.810%, 11/25/2034	1,110,610	0.1
10,606 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.864%, 02/20/2035	10,576	0.0
11,461	CHL Mortgage Pass-Through Trust 2005-2 2A3, 5.830%, (US0001M + 0.680%), 03/25/2035	10,427	0.0
1,402,741 (1)(3)	CIM Trust 2020-J1 B3, 3.447%, 07/25/2050	1,125,026	0.1
458,829	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	403,568	0.0
663,551 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.974%, 09/25/2037	582,677	0.0
586,467 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	550,045	0.0
19,391 (3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 4.418%, 08/25/2035	18,910	0.0
931,078	Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	902,409	0.0
174,678	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	155,072	0.0
2,700,000 (1)	Connecticut Avenue Securities Trust 2020-R02 2B1, 8.150%, (US0001M + 3.000%), 01/25/2040	2,597,605	0.1
499,060 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 7.150%, (US0001M + 2.000%), 01/25/2040	499,779	0.0

See Accompanying Notes to Financial Statements
112

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000 (1)	Connecticut Avenue Securities Trust 2021-R01 1B1, 8.167%, (SOFR30A + 3.100%), 10/25/2041	$1,482,033	0.1
1,500,000 (1)	Connecticut Avenue Securities Trust 2021-R03 1B1, 7.817%, (SOFR30A + 2.750%), 12/25/2041	1,461,086	0.1
8,600,000 (1)	Connecticut Avenue Securities Trust 2022-R01 1B1, 8.217%, (SOFR30A + 3.150%), 12/25/2041	8,463,377	0.4
1,000,000 (1)	Connecticut Avenue Securities Trust 2022-R08 1B1, 10.667%, (SOFR30A + 5.600%), 07/25/2042	1,054,500	0.1
694,953	Countrywide Alternative Loan Trust 2005-53T2 2A6, 5.650%, (US0001M + 0.500%), 11/25/2035	355,226	0.0
97,854 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 5.235%, 07/19/2044	89,207	0.0
800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.800%, (US0001M + 3.650%), 02/25/2040	825,956	0.0
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	949,787	0.0
11,496,192	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	11,214,539	0.5
677,386	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	612,555	0.0
13,642,191 (4)	Fannie Mae 2016-82 SD, 0.900%, (-1.000*SOFR30A + 6.050%), 11/25/2046	1,054,772	0.1
363,491	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	354,709	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
130,986 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 7.600%, (US0001M + 2.450%), 07/25/2031	$131,537	0.0
465,404 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 7.200%, (US0001M + 2.050%), 01/25/2040	467,414	0.0
2,401,611 (4)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	433,443	0.0
212,583 (4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	32,840	0.0
203,359 (4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	29,656	0.0
546	Fannie Mae REMIC Trust 1994-77 FB, 6.650%, (SOFR30A + 1.500%), 04/25/2024	548	0.0
126,695	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	125,607	0.0
8,285	Fannie Mae REMIC Trust 2002-21 FC, 6.050%, (SOFR30A + 0.900%), 04/25/2032	8,338	0.0
467,349 (4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	85,385	0.0
19,192	Fannie Mae REMIC Trust 2004-11 A, 5.258%, (SOFR30A + 0.120%), 03/25/2034	19,143	0.0
219,763	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	219,563	0.0
122,348	Fannie Mae REMIC Trust 2005-74 DK, 3.398%, (-4.000*SOFR30A + 24.000%), 07/25/2035	118,113	0.0
2,196,880 (4)	Fannie Mae REMIC Trust 2005-92 SC, 1.530%, (-1.000*SOFR30A + 6.680%), 10/25/2035	169,753	0.0

See Accompanying Notes to Financial Statements
113

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
105,625	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	$107,160	0.0
451,929	Fannie Mae REMIC Trust 2006-104 ES, 7.698%, (-5.000*SOFR30A + 33.450%), 11/25/2036	581,676	0.0
2,324,419 (4)	Fannie Mae REMIC Trust 2006-12 SD, 1.600%, (-1.000*SOFR30A + 6.750%), 10/25/2035	136,267	0.0
1,269,478 (4)	Fannie Mae REMIC Trust 2006-123 UI, 1.590%, (-1.000*SOFR30A + 6.740%), 01/25/2037	112,419	0.0
164,121 (4)	Fannie Mae REMIC Trust 2006-72 HS, 1.550%, (-1.000*SOFR30A + 6.700%), 08/25/2026	3,183	0.0
353,019	Fannie Mae REMIC Trust 2007-73 A1, 5.036%, (SOFR30A + 0.060%), 07/25/2037	342,193	0.0
209,295	Fannie Mae REMIC Trust 2008-20 SP, 2.624%, (-2.500*SOFR30A + 15.500%), 03/25/2038	210,170	0.0
1,103,239	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,064,322	0.1
3,668,554 (4)	Fannie Mae REMIC Trust 2010-102 SB, 1.450%, (-1.000*SOFR30A + 6.600%), 09/25/2040	371,440	0.0
1,193,413 (4)	Fannie Mae REMIC Trust 2010-116 SE, 1.450%, (-1.000*SOFR30A + 6.600%), 10/25/2040	99,102	0.0
3,278,084 (4)	Fannie Mae REMIC Trust 2010-123 SL, 0.920%, (-1.000*SOFR30A + 6.070%), 11/25/2040	208,155	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,808,476 (4)	Fannie Mae REMIC Trust 2010-55 AS, 1.270%, (-1.000*SOFR30A + 6.420%), 06/25/2040	$148,399	0.0
3,455,882	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	3,452,333	0.2
376,441	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	373,043	0.0
1,202,867 (4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	117,066	0.0
286,918 (4)	Fannie Mae REMIC Trust 2012-10 US, 1.300%, (-1.000*SOFR30A + 6.450%), 02/25/2042	30,652	0.0
98,042	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	94,895	0.0
4,238,683 (4)	Fannie Mae REMIC Trust 2012-113 SG, 0.950%, (-1.000*SOFR30A + 6.100%), 10/25/2042	428,922	0.0
2,954,435 (4)	Fannie Mae REMIC Trust 2012-122 SB, 1.000%, (-1.000*SOFR30A + 6.150%), 11/25/2042	308,410	0.0
1,213,970 (4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	73,714	0.0
765,285	Fannie Mae REMIC Trust 2012-131 BS, 0.158%, (-1.200*US0001M + 5.400%), 12/25/2042	491,028	0.0
4,882,301 (4)	Fannie Mae REMIC Trust 2012-137 SN, 0.950%, (-1.000*SOFR30A + 6.100%), 12/25/2042	440,976	0.0
131,582 (4)	Fannie Mae REMIC Trust 2012-15 SP, 1.470%, (-1.000*SOFR30A + 6.620%), 06/25/2040	368	0.0

See Accompanying Notes to Financial Statements
114

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
749,269 (4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	$104,016	0.0
4,212,016 (4)	Fannie Mae REMIC Trust 2013-60 DS, 1.050%, (-1.000*SOFR30A + 6.200%), 06/25/2033	256,643	0.0
4,636,418 (4)	Fannie Mae REMIC Trust 2013-9 DS, 1.000%, (-1.000*SOFR30A + 6.150%), 02/25/2043	510,765	0.0
9,895,707 (4)	Fannie Mae REMIC Trust 2013-9 SA, 1.000%, (-1.000*SOFR30A + 6.150%), 03/25/2042	459,761	0.0
10,933,996 (4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,220,005	0.1
1,944,235 (4)	Fannie Mae REMICS 2005-66 SY, 1.550%, (-1.000*SOFR30A + 6.700%), 07/25/2035	164,354	0.0
2,980,128 (4)	Fannie Mae REMICS 2006-120 QD, 0.083%, (-1.000*SOFR30A + 4.700%), 10/25/2036	53,056	0.0
1,438,741 (4)	Fannie Mae REMICS 2006-59 XS, 2.050%, (-1.000*SOFR30A + 7.200%), 07/25/2036	121,789	0.0
1,568,885 (4)	Fannie Mae REMICS 2007-53 SX, 0.950%, (-1.000*SOFR30A + 6.100%), 06/25/2037	112,505	0.0
4,076,431 (4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	851,529	0.0
9,261,334 (4)	Fannie Mae REMICS 2010-139 SA, 0.880%, (-1.000*SOFR30A + 6.030%), 12/25/2040	741,169	0.0
517,437	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	510,354	0.0
48,487	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	45,188	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,300,370 (4)	Fannie Mae REMICS 2011-149 ES, 0.850%, (-1.000*SOFR30A + 6.000%), 07/25/2041	$34,289	0.0
1,388,094	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	1,422,408	0.1
10,578,187 (4)	Fannie Mae REMICS 2012-134 SF, 1.000%, (-1.000*SOFR30A + 6.150%), 12/25/2042	1,023,386	0.1
7,574,664 (4)	Fannie Mae REMICS 2012-19 S, 0.800%, (-1.000*SOFR30A + 5.950%), 03/25/2042	683,844	0.0
3,530,384 (4)	Fannie Mae REMICS 2012-30 TS, 1.300%, (-1.000*SOFR30A + 6.450%), 04/25/2042	382,249	0.0
14,526,855 (4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	2,305,854	0.1
3,642,073 (4)	Fannie Mae REMICS 2016-54 SD, 0.850%, (-1.000*SOFR30A + 6.000)%, 08/25/2046	357,200	0.0
5,830,100 (4)	Fannie Mae REMICS 2016-62 SC, 0.850%, (-1.000*SOFR30A + 6.000%), 09/25/2046	642,309	0.0
22,730,346 (4)	Fannie Mae REMICS 2016-88 CS, 0.900%, (-1.000*SOFR30A + 6.050%), 12/25/2046	1,727,679	0.1
5,964,632 (4)	Fannie Mae REMICS 2016-93 SL, 1.500%, (-1.000*SOFR30A + 6.650%), 12/25/2046	403,362	0.0
880,566	Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	821,974	0.0
7,410,626 (4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	1,564,162	0.1
1,095,535	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	976,014	0.1
3,651,597	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	3,416,408	0.2

See Accompanying Notes to Financial Statements
115

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
201,223	Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	$180,113	0.0
3,388,003 (4)	Fannie Mae REMICS 2018-43 SE, 1.100%, (-1.000*SOFR30A + 6.250%), 09/25/2038	251,248	0.0
512,842	Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	462,451	0.0
5,954,740 (4)	Fannie Mae REMICS 2019-18 SA, 0.900%, (-1.000*SOFR30A + 6.050%), 05/25/2049	454,828	0.0
5,031,870 (4)	Fannie Mae REMICS 2019-25 PS, 0.900%, (-1.000*SOFR30A + 6.050%), 06/25/2049	505,942	0.0
14,323,298 (4)	Fannie Mae REMICS 2019-33 PS, 0.900%, (-1.000*SOFR30A + 6.050%), 07/25/2049	1,500,636	0.1
11,361,039 (4)	Fannie Mae REMICS 2020-71 TI, 3.000%, 10/25/2050	1,849,150	0.1
9,825,958 (4)	Fannie Mae REMICS 2020-94 SC, 0.800%, (-1.000*SOFR30A + 5.950%), 07/25/2050	1,068,949	0.1
12,808,045 (4)	Fannie Mae REMICS 2021-13 BI, 3.000%, 02/25/2050	2,115,957	0.1
12,741,879 (4)	Fannie Mae REMICS 2021-17 KI, 4.500%, 04/25/2051	2,773,705	0.1
18,188,185 (4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	3,586,850	0.2
7,252,092	Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	4,676,612	0.2
123,730 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.386%, 03/25/2035	77,413	0.0
54,866 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 4.152%, 02/25/2036	49,164	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,845 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 4.715%, 08/25/2035	$13,464	0.0
1,296,068 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.945%, 03/25/2048	1,133,305	0.1
1,814,495 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.945%, 03/25/2048	1,547,231	0.1
1,597,149 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.012%, 04/25/2048	1,412,110	0.1
2,557,899 (4)	Freddie Mac 2815 GS, 0.807%, (-1.000*SOFR30A + 6.000%), 03/15/2034	155,978	0.0
87,531	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	87,719	0.0
82,792	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	82,693	0.0
46,036	Freddie Mac REMIC Trust 2411 FJ, 5.543%, (SOFR30A + 0.350%), 12/15/2029	45,872	0.0
56,770	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	56,740	0.0
143,170	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	143,799	0.0
59,800	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	60,033	0.0
124,453 (4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	20,672	0.0
180,706	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	180,237	0.0
524,041	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	515,232	0.0
380,040	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	373,645	0.0
480,174	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	475,594	0.0

See Accompanying Notes to Financial Statements
116

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,998,520 (4)	Freddie Mac REMIC Trust 3045 DI, 1.537%, (-1.000*SOFR30A + 6.730%), 10/15/2035	$230,374	0.0
5,800 (4)	Freddie Mac REMIC Trust 3064 SP, 1.407%, (-1.000*US0001M + 6.600%), 03/15/2035	9	0.0
200,170	Freddie Mac REMIC Trust 3065 DC, 4.280%, (-3.000*SOFR30A + 19.860%), 03/15/2035	196,953	0.0
262,510 (4)	Freddie Mac REMIC Trust 3102 IS, 5.525%, (-3.667*SOFR30A + 24.567%), 01/15/2036	53,125	0.0
1,583,272	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,569,020	0.1
952,092 (4)	Freddie Mac REMIC Trust 3170 SA, 1.407%, (-1.000*SOFR30A + 6.600%), 09/15/2033	68,478	0.0
407,293 (4)	Freddie Mac REMIC Trust 3171 PS, 1.292%, (-1.000*SOFR30A + 6.485%), 06/15/2036	23,766	0.0
729,788	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	720,315	0.0
175,478 (3)	Freddie Mac REMIC Trust 3524 LA, 5.091%, 03/15/2033	168,136	0.0
29,747	Freddie Mac REMIC Trust 3556 NT, 8.293%, (SOFR30A + 3.100%), 03/15/2038	30,249	0.0
3,450,729 (4)	Freddie Mac REMIC Trust 3589 SB, 1.007%, (-1.000*SOFR30A + 6.200%), 10/15/2039	291,912	0.0
392,370 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	44,930	0.0
3,464,507	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	3,479,386	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,181,494	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	$1,208,817	0.1
593,042	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	601,463	0.0
666,275	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	620,181	0.0
2,375,520 (4)	Freddie Mac REMIC Trust 3856 KS, 1.357%, (-1.000*SOFR30A + 6.550%), 05/15/2041	224,326	0.0
906,370	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	887,157	0.0
428,339 (4)	Freddie Mac REMIC Trust 3925 SD, 0.857%, (-1.000*SOFR30A + 6.050%), 07/15/2040	10,198	0.0
1,357,720 (4)	Freddie Mac REMIC Trust 3925 SL, 0.857%, (-1.000*SOFR30A + 6.050%), 01/15/2041	19,706	0.0
6,517,791 (4)	Freddie Mac REMIC Trust 3951 SN, 1.357%, (-1.000*SOFR30A + 6.550%), 11/15/2041	702,095	0.0
387,873	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	375,005	0.0
951,465	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,006,648	0.1
406,196 (4)	Freddie Mac REMIC Trust 4094 YS, 1.507%, (-1.000*SOFR30A + 6.700%), 04/15/2040	1,562	0.0
3,550,340 (4)	Freddie Mac REMIC Trust 4102 MS, 1.407%, (-1.000*SOFR30A + 6.600%), 09/15/2042	429,994	0.0
442,577 (4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	71,273	0.0

See Accompanying Notes to Financial Statements
117

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,656,550	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	$3,374,153	0.2
20,531,702	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	20,081,959	0.9
4,352,923 (4)	Freddie Mac REMIC Trust 4313 SD, 0.957%, (-1.000*SOFR30A + 6.150%), 03/15/2044	316,445	0.0
6,671,788 (4)	Freddie Mac REMIC Trust 4313 SE, 0.957%, (-1.000*SOFR30A + 6.150%), 03/15/2044	553,111	0.0
174,483 (4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	3,550	0.0
671,964 (4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	91,821	0.0
8,057,913	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	7,625,464	0.3
1,760,463 (4)	Freddie Mac REMIC Trust 4346 ST, 1.007%, (-1.000*SOFR30A + 6.200%), 07/15/2039	46,750	0.0
13,105,361	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	12,402,012	0.5
2,062,983 (4)	Freddie Mac REMIC Trust 4386 LS, 0.907%, (-1.000*SOFR30A + 6.100%), 09/15/2044	188,983	0.0
4,553,191 (4)	Freddie Mac REMICS 3284 CI, 0.927%, (-1.000*SOFR30A + 6.120%), 03/15/2037	356,912	0.0
1,954,127 (4)	Freddie Mac REMICS 3311 IC, 1.217%, (-1.000*SOFR30A + 6.410%), 05/15/2037	176,780	0.0
4,216,819 (4)	Freddie Mac REMICS 3510 IC, 0.887%, (-1.000*SOFR30A + 6.080%), 08/15/2037	329,667	0.0
2,080,396 (4)	Freddie Mac REMICS 3575 ST, 1.407%, (-1.000*SOFR30A + 6.600%), 04/15/2039	213,553	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,797,407 (4)	Freddie Mac REMICS 3702 SB, 0.041%, (-1.000*SOFR30A + 4.500%), 08/15/2040	$231,270	0.0
8,154,671 (4)	Freddie Mac REMICS 4139 CS, 0.957%, (-1.000*SOFR30A + 6.150%), 12/15/2042	892,322	0.0
4,030,483 (4)	Freddie Mac REMICS 4147 IB, 4.000%, 09/15/2047	700,070	0.0
4,507,329 (4)	Freddie Mac REMICS 4150 IO, 3.500%, 01/15/2043	673,565	0.0
2,071,860 (4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	348,258	0.0
6,779,412 (4)	Freddie Mac REMICS 4675 KS, 0.807%, (-1.000*SOFR30A + 6.000%), 04/15/2047	694,967	0.0
1,764,315	Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	1,347,169	0.1
1,646,694	Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	1,404,722	0.1
16,106,770	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	14,462,979	0.6
773,044	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	724,716	0.0
5,546,147 (4)	Freddie Mac REMICS 4892 ES, 1.000%, (-1.000*SOFR30A + 6.150%), 07/25/2045	544,827	0.0
16,116,595 (4)	Freddie Mac REMICS 4901 BS, 0.950%, (-1.000*SOFR30A + 6.100%), 07/25/2049	1,258,920	0.1
2,196,874 (4)	Freddie Mac REMICS 4953 AI, 4.000%, 02/25/2050	418,847	0.0
5,398,489 (4)	Freddie Mac REMICS 4988 IJ, 4.500%, 12/15/2047	996,949	0.1
12,284,962 (4)	Freddie Mac REMICS 4995 SB, 0.950%, (-1.000*SOFR30A + 6.100%), 07/25/2050	1,319,060	0.1

See Accompanying Notes to Financial Statements
118

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,417,566 (4)	Freddie Mac REMICS 5015 EI, 4.500%, 09/25/2050	$908,948	0.0
34,508,828 (4)	Freddie Mac REMICS 5072 IU, 2.500%, 02/25/2051	5,013,311	0.2
28,822,553 (4)	Freddie Mac REMICS 5077 LI, 3.000%, 02/25/2051	4,367,000	0.2
17,312,661 (4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	1,989,796	0.1
13,716,885 (4)	Freddie Mac REMICS 5124 IQ, 3.500%, 07/25/2051	2,480,269	0.1
23,043,987 (4)	Freddie Mac REMICS 5171 DI, 3.000%, 12/25/2051	4,071,013	0.2
24,494,284 (4)	Freddie Mac REMICS 5211 IH, 3.500%, 04/25/2052	3,871,640	0.2
8,348,713	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	7,880,786	0.3
2,000,000 (1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 8.467%, (SOFR30A + 3.400%), 10/25/2041	1,995,411	0.1
2,550,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 7.167%, (SOFR30A + 2.100%), 09/25/2041	2,426,530	0.1
5,000,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.817%, (SOFR30A + 3.750%), 12/25/2041	4,776,324	0.2
2,400,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 7.417%, (SOFR30A + 2.350%), 12/25/2041	2,281,284	0.1
4,000,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.467%, (SOFR30A + 3.400%), 01/25/2042	3,849,790	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 7.567%, (SOFR30A + 2.500%), 01/25/2042	$2,422,673	0.1
1,800,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 10.317%, (SOFR30A + 5.250%), 03/25/2042	1,866,737	0.1
1,400,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 10.417%, (SOFR30A + 5.350%), 08/25/2042	1,459,181	0.1
4,420,887 (4)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	780,893	0.0
307,915 (3)(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	53,735	0.0
8,314,143 (3)(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,169,137	0.1
7,169,733 (3)(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,150,478	0.1
2,701,774 (3)(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	439,614	0.0
6,768,004 (4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	353,383	0.0
4,738,565 (4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	371,550	0.0
6,143,718 (4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	549,178	0.0
4,436,997 (4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	300,337	0.0
7,176,534 (4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	465,034	0.0
5,969,449 (4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	383,677	0.0

See Accompanying Notes to Financial Statements
119

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,531,323 (4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	$516,839	0.0
5,008,534 (4)	Freddie Mac Strips Series 311 S1, 0.757%, (-1.000*SOFR30A + 5.950%), 08/15/2043	509,386	0.0
1,938,868 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 7.367%, (SOFR30A + 2.300%), 08/25/2033	1,941,246	0.1
1,000,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 8.717%, (SOFR30A + 3.650%), 11/25/2041	996,657	0.1
2,000,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M2, 11.067%, (SOFR30A + 6.000%), 07/25/2042	2,124,646	0.1
1,552,824	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	1,619,746	0.1
1,515,192	Freddie Mac Structured Pass Through Certificates T-62 1A1, 5.176%, (12MTA + 1.200%), 10/25/2044	1,392,966	0.1
1,785	Freddie Mac-Ginnie Mae Series 27 FC, 6.875%, (PRIME + (1.375%)), 03/25/2024	1,769	0.0
5,529,222 (4)	Ginnie Mae 2007-35 KY, 1.292%, (-1.000*US0001M + 6.450)%, 06/16/2037	485,425	0.0
420,121	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	374,024	0.0
391,381	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	349,990	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
166,018	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	$143,532	0.0
121,519	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	102,961	0.0
26,818,423 (4)	Ginnie Mae 2019-143 SC, 0.893%, (-1.000*US0001M + 6.050%), 04/20/2046	2,719,717	0.1
27,048,230 (4)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	4,225,502	0.2
12,153,208 (4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,638,628	0.1
370,828 (4)	Ginnie Mae Series 2005-7 AH, 1.612%, (-1.000*US0001M + 6.770%), 02/16/2035	27,170	0.0
189,824	Ginnie Mae Series 2007-8 SP, 5.362%, (-3.242*US0001M + 22.049%), 03/20/2037	219,565	0.0
1,147,008 (4)	Ginnie Mae Series 2008-35 SN, 1.254%, (-1.000*US0001M + 6.400%), 04/20/2038	83,162	0.0
592,421 (4)	Ginnie Mae Series 2008-40 PS, 1.342%, (-1.000*US0001M + 6.500%), 05/16/2038	41,266	0.0
4,817,377 (4)	Ginnie Mae Series 2009-106 SU, 1.054%, (-1.000*US0001M + 6.200%), 05/20/2037	393,580	0.0
1,633,196 (4)	Ginnie Mae Series 2009-25 KS, 1.054%, (-1.000*US0001M + 6.200%), 04/20/2039	150,185	0.0
785,243	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	778,614	0.0
849,993	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	832,779	0.0

See Accompanying Notes to Financial Statements
120

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,347,089	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	$8,226,323	0.4
869,389 (4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	70,151	0.0
946,859 (4)	Ginnie Mae Series 2010-116 NS, 1.492%, (-1.000*US0001M + 6.650%), 09/16/2040	64,651	0.0
3,118,185 (4)	Ginnie Mae Series 2010-116 SK, 1.474%, (-1.000*US0001M + 6.620%), 08/20/2040	259,661	0.0
2,730,602 (4)	Ginnie Mae Series 2010-149 HS, 0.942%, (-1.000*US0001M + 6.100%), 05/16/2040	37,747	0.0
1,107,159 (4)	Ginnie Mae Series 2010-4 SP, 1.342%, (-1.000*US0001M + 6.500%), 01/16/2039	25,119	0.0
1,514,570	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,488,823	0.1
419,349 (4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	22,529	0.0
1,044,500 (4)	Ginnie Mae Series 2010-68 MS, 0.704%, (-1.000*US0001M + 5.850%), 06/20/2040	84,412	0.0
2,562,172 (4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	526,740	0.0
540,535 (4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	14,323	0.0
15,283	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	15,435	0.0
2,516,783 (4)	Ginnie Mae Series 2011-80 KS, 1.524%, (-1.000*US0001M + 6.670%), 06/20/2041	261,281	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
53,114 (4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	$3,479	0.0
5,055,983 (4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	773,303	0.0
4,768,624 (4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,024,876	0.1
4,164,479	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	3,819,861	0.2
4,236,932 (4)	Ginnie Mae Series 2014-3 SU, 0.904%, (-1.000*US0001M + 6.050%), 07/20/2039	341,514	0.0
5,343,147 (4)	Ginnie Mae Series 2014-55 MS, 1.042%, (-1.000*US0001M + 6.200%), 04/16/2044	453,878	0.0
3,985,659 (4)	Ginnie Mae Series 2014-56 SP, 1.042%, (-1.000*US0001M + 6.200%), 12/16/2039	254,222	0.0
4,937,436 (4)	Ginnie Mae Series 2014-58 CS, 0.442%, (-1.000*US0001M + 5.600%), 04/16/2044	248,244	0.0
6,355,937 (4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	1,160,979	0.1
2,392,341 (4)	Ginnie Mae Series 2014-99 S, 0.454%, (-1.000*US0001M + 5.600%), 06/20/2044	196,261	0.0
1,184,079	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,083,627	0.1
1,358,927	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,265,652	0.1
195,173 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	181,668	0.0

See Accompanying Notes to Financial Statements
121

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,331	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	$1,302	0.0
33,111	HarborView Mortgage Loan Trust 2005-2 2A1A, 5.597%, (US0001M + 0.440%), 05/19/2035	30,311	0.0
86,702	HomeBanc Mortgage Trust 2004-1 2A, 6.010%, (US0001M + 0.860%), 08/25/2029	82,575	0.0
1,568,428	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.570%, (US0001M + 0.420%), 02/25/2046	1,166,990	0.1
3,683 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 4.086%, 02/25/2035	3,397	0.0
39,343 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 4.047%, 07/25/2035	38,493	0.0
957,338 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.780%, 12/25/2048	840,466	0.0
1,470,200 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.612%, 06/25/2048	1,256,691	0.1
1,470,200 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.612%, 06/25/2048	1,236,157	0.1
1,818,106 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.612%, 06/25/2048	1,529,030	0.1
1,854,325 (1)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.418%, 03/25/2050	1,533,333	0.1
5,180 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	5,140	0.0
1,346,481 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.503%, 03/25/2051	1,088,474	0.1
1,787,248 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.503%, 03/25/2051	1,445,800	0.1
1,004,332,385 (1)(4)	L Street Securities 2017-PM1 XIO, 13.000%, 10/25/2048	2,949,473	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,485,871 (4)	Lehman Mortgage Trust 2006-9 2A5, 1.470%, (-1.000*US0001M + 6.620%), 01/25/2037	$560,623	0.0
28,148 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 3.918%, 05/25/2033	26,994	0.0
11,258	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 5.650%, (US0001M + 0.250%), 11/25/2035	10,591	0.0
2,000,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 6.950%, (US0001M + 1.800%), 09/25/2035	1,939,641	0.1
6,500,000 (1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 7.967%, (SOFR30A + 2.900%), 02/25/2034	6,433,441	0.3
1,233,480 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,164,945	0.1
11,440 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	10,968	0.0
2,900,000 (1)	Oaktown Re VII Ltd. 2021-2 M1C, 8.417%, (SOFR30A + 3.350%), 04/25/2034	2,880,482	0.1
332,994	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	277,815	0.0
1,163	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,128	0.0
1,498,823	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,443,886	0.1
643,619	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	559,425	0.0

See Accompanying Notes to Financial Statements
122

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
856,163	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	$741,353	0.0
675,854	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	584,953	0.0
688,935	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	598,619	0.0
892,772	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	776,094	0.0
178,883	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	155,539	0.0
21,912	Sequoia Mortgage Trust 2003-4 2A1, 5.857%, (US0001M + 0.350%), 07/20/2033	20,065	0.0
11,274 (3)	Sequoia Mortgage Trust 2005-4 2A1, 4.601%, 04/20/2035	11,185	0.0
594,384 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.764%, 05/25/2045	502,564	0.0
774,636 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.724%, 07/25/2045	557,423	0.0
107,574 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	98,929	0.0
1,950,559 (1)(3)	Sequoia Mortgage Trust 2020-3 B3, 3.322%, 04/25/2050	1,536,499	0.1
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	573,328	0.0
25,869 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 4.222%, 08/25/2035	22,444	0.0
483,027 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.404%, 04/25/2035	446,033	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
90,193	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 5.646%, (US0001M + 0.250%), 07/19/2035	$86,483	0.0
53,410	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 5.646%, (US0001M + 0.250%), 07/19/2035	48,664	0.0
122,722 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 3.442%, 10/25/2046	115,856	0.0
1,352,592 (1)(3)	Verus Securitization Trust 2021-4 A1, 0.938%, 07/25/2066	1,063,442	0.1
3,273	WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 3.823%, (COF 11 + 1.250%), 02/27/2034	3,084	0.0
11,426	WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 5.376%, (12MTA + 1.400%), 08/25/2042	10,789	0.0
17,364	WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 5.790%, (US0001M + 0.640%), 01/25/2045	16,506	0.0
382,828 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.230%, 10/25/2036	346,585	0.0
213,015	WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 5.024%, (12MTA + 1.048%), 07/25/2046	179,351	0.0
32,620,794 (3)(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.405%, 08/25/2045	29,783	0.0

See Accompanying Notes to Financial Statements
123

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
787,328	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 6.130%, (US0001M + 0.490%), 10/25/2045	$741,346	0.0
418,199 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.816%, 10/25/2036	379,251	0.0
715,334 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.436%, 12/25/2036	624,358	0.0
1,419,777 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.693%, 08/25/2046	1,273,730	0.1
1,265,573 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.597%, 07/25/2037	1,073,708	0.1
1,564,454	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,293,396	0.1
134,167	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	125,140	0.0
1,173,983	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 5.350%, (US0001M + 0.200%), 12/25/2036	594,217	0.0
725,547	Wells Fargo Alternative Loan 2007-PA2 2A1, 5.580%, (US0001M + 0.430%), 06/25/2037	585,262	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,043 (3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.683%, 05/25/2035	$50,399	0.0
139,699 (3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.692%, 04/25/2036	131,660	0.0
555,473 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.753%, 08/20/2045	493,359	0.0
	Total Collateralized Mortgage Obligations (Cost $389,587,418)	334,083,687	14.3
MUNICIPAL BONDS: 0.1%
	California: 0.1%
500,000	California State University, 6.434%, 11/01/2030	541,541	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	225,097	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	377,582	0.0
200,000	Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	214,769	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	350,787	0.0
	Total Municipal Bonds (Cost $1,500,000)	1,709,776	0.1
U.S. TREASURY OBLIGATIONS: 8.7%
	U.S. Treasury Bonds: 3.2%
17,000	1.250%, 05/15/2050	9,569	0.0
920,000	1.375%, 11/15/2040	616,256	0.0
77,000	1.625%, 11/15/2050	47,862	0.0
100	2.000%, 11/15/2041	73	0.0
1,315,300	2.750%, 08/15/2032	1,206,043	0.1
3,046,300	2.875%, 05/15/2052	2,525,930	0.1
4,011,100	3.250%, 05/15/2042	3,581,317	0.2
13,694,200	3.375%, 05/15/2033	13,208,484	0.6
19,955,100	3.625%, 02/15/2053	19,156,896	0.8

See Accompanying Notes to Financial Statements
124

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Bonds (continued)
34,814,700 (2)	3.875%, 05/15/2043	$33,976,971	1.4
		74,329,401	3.2
	U.S. Treasury Notes: 5.5%
25,000	0.125%, 10/15/2023	24,639	0.0
16,997,000	0.250%, 06/15/2024	16,184,415	0.7
4,476,400	0.500%, 11/30/2023	4,388,359	0.2
4,427,600	0.875%, 01/31/2024	4,313,399	0.2
170,000	0.875%, 06/30/2026	153,209	0.0
1,757,900	1.250%, 11/30/2026	1,584,204	0.1
8,250,800	1.250%, 09/30/2028	7,144,355	0.3
139,400	1.500%, 01/31/2027	126,299	0.0
1,600,500	1.500%, 11/30/2028	1,400,344	0.1
54,300	2.750%, 04/30/2027	51,304	0.0
11,837,000	3.625%, 05/31/2028	11,578,990	0.5
8,204,400	3.750%, 05/31/2030	8,090,949	0.3
31,777,000	3.750%, 06/30/2030	31,359,927	1.3
13,954,000	4.000%, 06/30/2028	13,878,779	0.6
10,929,000	4.125%, 06/15/2026	10,819,710	0.5
8,225,800 (2)	4.250%, 05/31/2025	8,122,817	0.3
9,835,600	4.625%, 06/30/2025	9,791,225	0.4
		129,012,924	5.5
	Total U.S. Treasury Obligations (Cost $206,872,956)	203,342,325	8.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.7%
	Federal Home Loan Mortgage Corporation: 2.3%(5)
479,839	2.500%, 05/01/2030	445,962	0.0
287,858	2.500%, 05/01/2030	268,490	0.0
668,589	2.500%, 06/01/2030	621,340	0.0
1,784,385	3.000%, 03/01/2045	1,613,885	0.1
2,437,969	3.000%, 03/01/2045	2,205,066	0.1
2,067,321	3.000%, 04/01/2045	1,869,802	0.1
1,932,178	3.000%, 04/01/2045	1,747,564	0.1
4,696,054	3.000%, 10/01/2046	4,234,230	0.2
3,644,911	3.000%, 10/01/2046	3,268,935	0.2
5,151,293	3.000%, 03/01/2048	4,620,172	0.2
775,293	3.500%, 08/01/2042	724,987	0.0
1,993,399	3.500%, 03/01/2045	1,857,272	0.1
343,984	3.500%, 04/01/2045	320,637	0.0
808,918	3.500%, 05/01/2045	753,671	0.0
469,197	3.500%, 06/01/2045	437,154	0.0
475,073	3.500%, 07/01/2045	443,352	0.0
542,792	3.500%, 07/01/2045	505,725	0.0
499,155	3.500%, 08/01/2045	466,147	0.0
586,707	3.500%, 08/01/2045	546,634	0.0
804,238	3.500%, 08/01/2045	749,313	0.0
265,272	3.500%, 08/01/2045	247,154	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
397,100	3.500%, 08/01/2045	$370,313	0.0
873,303	3.500%, 09/01/2045	814,212	0.1
127,356	3.500%, 09/01/2045	118,834	0.0
665,898	3.500%, 09/01/2045	620,418	0.0
1,027,315	3.500%, 11/01/2045	957,153	0.1
3,522,121	3.500%, 12/01/2046	3,266,937	0.2
9,339,834	3.500%, 03/01/2048	8,658,724	0.4
33,158	3.622%, (US0012M + 1.345%), 09/01/2035	33,063	0.0
532,019	4.000%, 10/01/2041	509,392	0.0
858,227	4.000%, 12/01/2041	821,732	0.1
142,217	4.000%, 07/01/2045	136,264	0.0
84,894	4.000%, 09/01/2045	80,860	0.0
873,611	4.000%, 09/01/2045	835,568	0.1
1,144,243	4.000%, 09/01/2045	1,095,485	0.1
1,513,888	4.000%, 09/01/2045	1,448,907	0.1
672,755	4.000%, 05/01/2047	645,545	0.0
193,173	4.000%, 11/01/2047	183,279	0.0
179,663	4.000%, 03/01/2048	171,620	0.0
813,760	4.000%, 06/01/2048	781,778	0.0
3,935	4.339%, (H15T1Y + 2.250%), 11/01/2031	3,831	0.0
6	4.354%, (H15T1Y + 2.210%), 06/01/2024	6	0.0
6,021	4.375%, (H15T1Y + 2.250%), 11/01/2035	6,024	0.0
3,521	4.500%, 06/01/2039	3,483	0.0
10,403	4.500%, 09/01/2040	10,292	0.0
34,792	4.500%, 03/01/2041	34,420	0.0
156,797	4.500%, 08/01/2041	154,098	0.0
279,015	4.500%, 08/01/2041	276,025	0.0
129,791	4.500%, 09/01/2041	128,400	0.0
695,516	4.500%, 09/01/2041	688,062	0.0
108,465	4.500%, 09/01/2041	107,303	0.0
286,341	4.500%, 09/01/2041	283,272	0.0
41,777	4.511%, (H15T1Y + 2.462%), 01/01/2029	40,960	0.0
1,219	4.593%, (H15T1Y + 2.250%), 03/01/2036	1,200	0.0
12,477	5.000%, 05/01/2028	12,424	0.0
59,054	5.000%, 05/01/2035	59,580	0.0
150,492	5.000%, 01/01/2041	151,841	0.0
85,856	5.000%, 04/01/2041	86,758	0.0
231,529	5.066%, (US0012M + 1.721%), 06/01/2035	233,576	0.0
1,613	5.250%, (H15T1Y + 2.250%), 04/01/2032	1,591	0.0
6,131	5.500%, 03/01/2034	6,284	0.0

See Accompanying Notes to Financial Statements
125

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
1,198	5.500%, 05/01/2036	$1,197	0.0
42,874	5.500%, 06/01/2036	43,981	0.0
4,902	5.500%, 12/01/2036	5,044	0.0
22,591	5.500%, 03/01/2037	22,615	0.0
5,987	5.500%, 04/01/2037	6,162	0.0
37,522	5.500%, 05/01/2037	38,605	0.0
63,114	5.500%, 07/01/2037	64,949	0.0
7,245	5.500%, 09/01/2037	7,224	0.0
6,992	5.500%, 10/01/2037	7,188	0.0
22,253	5.500%, 11/01/2037	22,900	0.0
69,600	5.500%, 12/01/2037	71,624	0.0
20,244	5.500%, 12/01/2037	20,731	0.0
4,711	5.500%, 01/01/2038	4,848	0.0
4,740	5.500%, 01/01/2038	4,825	0.0
46,981	5.500%, 02/01/2038	48,347	0.0
63,834	5.500%, 02/01/2038	65,573	0.0
45,111	5.500%, 03/01/2038	46,358	0.0
55,788	5.500%, 04/01/2038	57,364	0.0
4,881	5.500%, 05/01/2038	5,013	0.0
46,090	5.500%, 05/01/2038	46,898	0.0
34,293	5.500%, 06/01/2038	35,026	0.0
124,520	5.500%, 06/01/2038	127,862	0.0
111,754	5.500%, 07/01/2038	114,935	0.0
5,003	5.500%, 08/01/2038	5,114	0.0
23,248	5.500%, 08/01/2038	23,872	0.0
25,820	5.500%, 09/01/2038	26,512	0.0
25,234	5.500%, 10/01/2038	25,911	0.0
22,365	5.500%, 10/01/2038	22,978	0.0
2,391	5.500%, 11/01/2038	2,454	0.0
82,935	5.500%, 11/01/2038	85,177	0.0
5,668	5.500%, 12/01/2038	5,825	0.0
9,094	5.500%, 12/01/2038	9,342	0.0
20,320	5.500%, 01/01/2039	20,873	0.0
43,373	5.500%, 03/01/2039	44,500	0.0
16,522	5.500%, 07/01/2039	16,839	0.0
11,035	5.500%, 12/01/2039	11,336	0.0
74,440	5.500%, 03/01/2040	76,468	0.0
48,031	5.500%, 08/01/2040	49,330	0.0
35,478	5.500%, 08/01/2040	35,390	0.0
24,603	5.500%, 08/01/2040	25,189	0.0
176,772	6.000%, 09/01/2027	178,620	0.0
3,890	6.000%, 02/01/2029	3,931	0.0
4,599	6.000%, 05/01/2035	4,751	0.0
210,108	6.000%, 03/01/2037	218,547	0.0
1,770	6.000%, 05/01/2037	1,841	0.0
23,320	6.000%, 07/01/2037	24,247	0.0
5,849	6.000%, 08/01/2037	6,008	0.0
27,516	6.000%, 08/01/2037	28,621	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
157,624	6.000%, 09/01/2037	$163,698	0.0
442	6.000%, 10/01/2037	460	0.0
5,989	6.000%, 11/01/2037	6,227	0.0
5,229	6.000%, 12/01/2037	5,413	0.0
1,811	6.000%, 12/01/2037	1,834	0.0
146,298	6.000%, 01/01/2038	151,578	0.0
894	6.000%, 04/01/2038	926	0.0
5,661	6.000%, 06/01/2038	5,763	0.0
326	6.000%, 07/01/2038	332	0.0
13,510	6.000%, 08/01/2038	13,684	0.0
37,756	6.000%, 11/01/2038	38,825	0.0
11,668	6.000%, 05/01/2039	11,889	0.0
6,888	6.000%, 08/01/2039	7,030	0.0
1,624	6.000%, 09/01/2039	1,642	0.0
456,366	6.500%, 09/01/2034	471,842	0.0
		54,491,094	2.3
	Federal National Mortgage Association: 0.0%(5)
33,005	3.637%, (US0012M + 1.486%), 07/01/2035	32,252	0.0
22,361	3.691%, (US0006M + 1.373%), 09/01/2035	21,817	0.0
11,036	3.714%, (US0012M + 1.444%), 08/01/2035	10,793	0.0
127,072	3.908%, (US0012M + 1.661%), 10/01/2035	124,759	0.0
312,446	3.933%, (H15T1Y + 1.711%), 08/01/2035	307,687	0.0
45,604	4.001%, (US0012M + 1.610%), 02/01/2034	44,662	0.0
121,019	4.060%, (US0012M + 1.810%), 09/01/2034	120,677	0.0
18,363	4.175%, (US0012M + 1.675%), 02/01/2035	17,955	0.0
1,471	4.183%, (COF 11 + 1.251%), 05/01/2036	1,443	0.0
57,878	4.300%, (H15T1Y + 2.175%), 10/01/2035	56,753	0.0
49,512	4.357%, (US0012M + 1.480%), 04/01/2035	48,334	0.0
10,043	4.496%, (COF 11 + 1.926%), 12/01/2036	9,959	0.0
1,129	4.548%, (H15T1Y + 2.215%), 09/01/2031	1,107	0.0
6,719	4.585%, (H15T1Y + 2.210%), 04/01/2032	6,525	0.0
40,415	4.944%, (12MTA + 1.200%), 08/01/2042	39,121	0.0

See Accompanying Notes to Financial Statements
126

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
23,279	4.944%, (12MTA + 1.200%), 08/01/2042	$22,578	0.0
12,609	4.944%, (12MTA + 1.200%), 10/01/2044	12,181	0.0
20,201	4.944%, (12MTA + 1.200%), 10/01/2044	19,282	0.0
25,575	6.333%, (US0001M + 1.422%), 02/01/2033	25,736	0.0
		923,621	0.0
	Government National Mortgage Association: 4.9%
1,209,505	2.500%, 05/20/2051	1,051,817	0.1
4,176,226	2.500%, 08/20/2051	3,624,483	0.2
3,403,417	2.500%, 09/20/2051	2,952,795	0.1
1,749,869	2.500%, 11/20/2051	1,516,419	0.1
3,550,220	2.500%, 12/20/2051	3,077,988	0.1
5,702,122	2.500%, 03/20/2052	4,942,041	0.2
15,932,469	2.500%, 04/20/2052	13,811,199	0.6
24,347,004	2.500%, 05/20/2052	21,104,297	0.9
13,312,592	3.000%, 04/20/2045	12,144,840	0.5
947,294	3.000%, 11/20/2051	849,731	0.1
1,027,890	3.000%, 03/20/2052	915,939	0.1
13,265,000 (6)	3.000%, 08/15/2053	11,865,439	0.5
1,879,183	3.500%, 07/20/2046	1,698,599	0.1
281,668	3.500%, 07/20/2047	264,019	0.0
4,578,656	3.500%, 12/20/2047	4,289,875	0.2
2,596,206	3.500%, 01/20/2048	2,429,924	0.1
5,661,465	3.500%, 05/20/2050	5,278,179	0.2
361,129	4.000%, 11/20/2040	350,870	0.0
656,876	4.000%, 03/20/2046	631,979	0.0
18,942,000 (6)	4.000%, 07/15/2053	17,926,087	0.8
572,903	4.500%, 08/20/2041	569,261	0.0
265,181	4.500%, 01/20/2047	262,757	0.0
1,690	5.000%, 11/15/2035	1,681	0.0
12,342	5.000%, 11/15/2035	12,287	0.0
4,185	5.000%, 11/15/2035	4,167	0.0
4,398	5.000%, 11/15/2035	4,446	0.0
13,524	5.000%, 06/15/2037	13,415	0.0
28,070	5.000%, 03/15/2038	28,157	0.0
72,309	5.000%, 03/15/2038	72,925	0.0
3,022	5.000%, 06/15/2038	2,998	0.0
851	5.000%, 09/15/2038	847	0.0
28,376	5.000%, 11/15/2038	28,594	0.0
8,374	5.000%, 11/15/2038	8,387	0.0
43,515	5.000%, 12/15/2038	43,960	0.0
7,278	5.000%, 12/15/2038	7,266	0.0
625,342	5.000%, 12/15/2038	630,606	0.0
71,031	5.000%, 01/15/2039	71,242	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
441,668	5.000%, 01/15/2039	$444,758	0.0
41,344	5.000%, 01/15/2039	41,679	0.0
40,459	5.000%, 02/15/2039	40,771	0.0
62,559	5.000%, 02/15/2039	62,848	0.0
17,717	5.000%, 02/15/2039	17,800	0.0
1,492	5.000%, 03/15/2039	1,500	0.0
83,324	5.000%, 03/15/2039	83,846	0.0
49,120	5.000%, 03/15/2039	49,384	0.0
48,970	5.000%, 03/15/2039	49,232	0.0
51,081	5.000%, 04/15/2039	51,375	0.0
381	5.000%, 05/15/2039	378	0.0
29,774	5.000%, 05/15/2039	29,942	0.0
66,884	5.000%, 05/15/2039	67,381	0.0
43,776	5.000%, 07/15/2039	44,074	0.0
30,763	5.000%, 09/15/2039	30,799	0.0
8,216	5.000%, 11/15/2039	8,210	0.0
1,217	5.000%, 04/15/2040	1,220	0.0
7,604	5.000%, 06/15/2040	7,640	0.0
5,574	5.000%, 09/15/2040	5,516	0.0
16,105	5.000%, 09/15/2040	16,193	0.0
32,302	5.000%, 10/15/2040	32,487	0.0
45,430	5.000%, 05/15/2042	45,250	0.0
197,417	5.000%, 02/20/2043	200,720	0.0
		113,822,519	4.9
	Uniform Mortgage-Backed Securities: 14.5%
3,856,173	2.000%, 10/01/2050	3,178,367	0.1
6,740,302	2.000%, 12/01/2050	5,549,177	0.3
2,728,429	2.000%, 11/01/2051	2,248,453	0.1
991,928	2.000%, 11/01/2051	816,438	0.0
4,857,425	2.000%, 12/01/2051	3,968,848	0.2
6,374,604	2.000%, 12/01/2051	5,223,826	0.2
1,846,168	2.000%, 02/01/2052	1,518,989	0.1
3,510,409	2.000%, 02/01/2052	2,890,566	0.1
7,854,402	2.000%, 03/01/2052	6,416,489	0.3
36,823,000 (6)	2.000%, 07/15/2053	30,038,075	1.3
920,416	2.500%, 05/01/2030	855,986	0.1
1,355,530	2.500%, 06/01/2030	1,260,809	0.1
1,824,938	2.500%, 06/01/2030	1,697,250	0.1
776,288	2.500%, 07/01/2030	722,025	0.0
5,807,179	2.500%, 07/01/2050	4,965,020	0.2
18,208,756	2.500%, 11/01/2050	15,678,011	0.7
7,747,939	2.500%, 02/01/2051	6,609,509	0.3
9,962,438	2.500%, 03/01/2051	8,501,481	0.4
4,629,735	2.500%, 04/01/2051	3,949,744	0.2
9,331,784	2.500%, 11/01/2051	7,970,592	0.4
3,560,432	2.500%, 12/01/2051	3,050,522	0.1
4,551,683	2.500%, 12/01/2051	3,911,411	0.2

See Accompanying Notes to Financial Statements
127

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
4,884,964	2.500%, 01/01/2052	$4,185,913	0.2
4,725,729	2.500%, 02/01/2052	4,016,788	0.2
4,042,424	2.500%, 02/01/2052	3,454,257	0.2
4,592,480	2.500%, 02/01/2052	3,925,725	0.2
2,661,635	2.500%, 02/01/2052	2,291,881	0.1
4,303,070	2.500%, 02/01/2052	3,693,601	0.2
1,932,032	3.000%, 08/01/2030	1,842,012	0.1
971,249	3.000%, 09/01/2030	926,076	0.1
765,200	3.000%, 08/01/2043	691,324	0.0
1,309,959	3.000%, 09/01/2043	1,183,539	0.1
4,843,986	3.000%, 04/01/2045	4,376,081	0.2
2,944,503	3.000%, 08/01/2046	2,643,620	0.1
281,125	3.000%, 09/01/2046	251,855	0.0
6,007,980	3.000%, 11/01/2046	5,381,966	0.2
3,952,614	3.000%, 01/01/2047	3,543,801	0.2
2,541,362	3.000%, 02/01/2052	2,254,767	0.1
4,358,914	3.000%, 02/01/2052	3,876,882	0.2
5,573,462	3.000%, 04/01/2052	4,949,438	0.2
9,379,510	3.000%, 05/01/2052	8,299,677	0.4
3,782,840	3.000%, 05/01/2052	3,358,360	0.2
5,495,000 (6)	3.000%, 07/15/2053	4,837,102	0.2
427,264	3.500%, 12/01/2041	400,295	0.0
375,340	3.500%, 08/01/2042	351,651	0.0
73,727	3.500%, 08/01/2042	69,074	0.0
295,659	3.500%, 10/01/2042	276,661	0.0
496,634	3.500%, 10/01/2042	465,006	0.0
212,435	3.500%, 03/01/2043	199,021	0.0
1,840,277	3.500%, 01/01/2046	1,712,632	0.1
2,967,622	3.500%, 02/01/2046	2,761,761	0.1
12,960,622	3.500%, 08/01/2046	12,061,594	0.5
2,076,378	3.500%, 08/01/2046	1,924,961	0.1
2,008,926	3.500%, 09/01/2047	1,855,320	0.1
5,970,273	3.500%, 07/01/2048	5,523,035	0.3
2,330,614	3.500%, 02/01/2052	2,139,473	0.1
1,869	4.000%, 05/01/2029	1,825	0.0
15,993	4.000%, 11/01/2030	15,617	0.0
8,743	4.000%, 02/01/2031	8,537	0.0
5,089	4.000%, 10/01/2031	4,970	0.0
3,602,652	4.000%, 12/01/2039	3,466,310	0.2
187,890	4.000%, 07/01/2042	180,757	0.0
463,584	4.000%, 07/01/2042	446,015	0.0
1,713,067	4.000%, 07/01/2042	1,648,134	0.1
295,800	4.000%, 08/01/2042	285,605	0.0
1,202,535	4.000%, 08/01/2043	1,156,387	0.1
2,066,281	4.000%, 09/01/2043	1,987,095	0.1
68,995	4.000%, 10/01/2043	66,317	0.0
143,857	4.000%, 10/01/2043	137,797	0.0
3,858,271	4.000%, 01/01/2045	3,732,513	0.2
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
376,302	4.000%, 06/01/2045	$359,740	0.0
1,605,879	4.000%, 07/01/2045	1,536,656	0.1
698,467	4.000%, 07/01/2045	668,841	0.0
2,893,156	4.000%, 02/01/2046	2,764,927	0.1
571,898	4.000%, 06/01/2047	547,721	0.0
88,863	4.000%, 03/01/2048	84,778	0.0
358,502	4.000%, 03/01/2048	342,026	0.0
4,977,166	4.000%, 06/01/2048	4,748,403	0.2
2,711,290	4.000%, 09/01/2048	2,593,753	0.1
4,946,360	4.000%, 05/01/2051	4,706,422	0.2
4,718,538	4.000%, 05/01/2052	4,441,326	0.2
4,777,894	4.000%, 08/01/2052	4,487,858	0.2
11,255,898	4.000%, 11/01/2052	10,723,757	0.5
33,195,000 (6)	4.000%, 07/15/2053	31,155,323	1.3
10,040	4.500%, 10/01/2025	9,864	0.0
129,833	4.500%, 07/01/2026	128,089	0.0
229,524	4.500%, 04/01/2029	225,421	0.0
3,463	4.500%, 06/01/2029	3,401	0.0
42,070	4.500%, 06/01/2029	41,318	0.0
43,381	4.500%, 07/01/2029	42,605	0.0
1,055	4.500%, 10/01/2029	1,025	0.0
6,435	4.500%, 06/01/2030	6,307	0.0
221,882	4.500%, 10/01/2030	217,907	0.0
54,087	4.500%, 02/01/2031	53,117	0.0
33,251	4.500%, 05/01/2031	32,655	0.0
25,686	4.500%, 10/01/2033	25,335	0.0
12,205	4.500%, 01/01/2034	12,030	0.0
2,800	4.500%, 07/01/2034	2,761	0.0
3,205	4.500%, 09/01/2035	3,140	0.0
17,633	4.500%, 09/01/2035	17,420	0.0
23,275	4.500%, 11/01/2035	22,945	0.0
119,248	4.500%, 02/01/2036	115,449	0.0
48,426	4.500%, 01/01/2037	47,853	0.0
25,389	4.500%, 09/01/2037	25,042	0.0
1,515	4.500%, 02/01/2038	1,487	0.0
14,006	4.500%, 01/01/2039	13,840	0.0
1,907	4.500%, 02/01/2039	1,855	0.0
21,724	4.500%, 02/01/2039	21,467	0.0
9,923	4.500%, 04/01/2039	9,806	0.0
47,249	4.500%, 04/01/2039	46,322	0.0
31,867	4.500%, 04/01/2039	31,490	0.0
49,234	4.500%, 05/01/2039	48,651	0.0
49,802	4.500%, 05/01/2039	49,212	0.0
627,002	4.500%, 05/01/2039	619,571	0.0
61,040	4.500%, 05/01/2039	60,317	0.0
2,847	4.500%, 05/01/2039	2,813	0.0
315	4.500%, 05/01/2039	311	0.0
9,630	4.500%, 05/01/2039	9,516	0.0

See Accompanying Notes to Financial Statements
128

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
4,340	4.500%, 06/01/2039	$4,289	0.0
78,446	4.500%, 06/01/2039	77,517	0.0
17,257	4.500%, 07/01/2039	16,941	0.0
36,435	4.500%, 07/01/2039	36,003	0.0
10,739	4.500%, 07/01/2039	10,612	0.0
75,940	4.500%, 08/01/2039	75,041	0.0
42,557	4.500%, 08/01/2039	41,832	0.0
37,193	4.500%, 08/01/2039	36,752	0.0
133,312	4.500%, 08/01/2039	131,733	0.0
142,387	4.500%, 09/01/2039	139,961	0.0
115,570	4.500%, 10/01/2039	114,200	0.0
6,961	4.500%, 11/01/2039	6,879	0.0
57,028	4.500%, 11/01/2039	56,352	0.0
6,524	4.500%, 12/01/2039	6,405	0.0
3,537	4.500%, 12/01/2039	3,495	0.0
3,317	4.500%, 01/01/2040	3,250	0.0
249,050	4.500%, 01/01/2040	246,101	0.0
58,700	4.500%, 02/01/2040	58,004	0.0
114,198	4.500%, 02/01/2040	112,844	0.0
36,749	4.500%, 04/01/2040	36,218	0.0
360,970	4.500%, 04/01/2040	355,753	0.0
170,180	4.500%, 05/01/2040	167,946	0.0
33,583	4.500%, 05/01/2040	33,157	0.0
2,618	4.500%, 06/01/2040	2,587	0.0
24,298	4.500%, 06/01/2040	24,010	0.0
76,059	4.500%, 06/01/2040	75,158	0.0
42,361	4.500%, 06/01/2040	41,749	0.0
187,780	4.500%, 06/01/2040	185,556	0.0
14,432	4.500%, 07/01/2040	14,261	0.0
52,600	4.500%, 07/01/2040	51,976	0.0
87,566	4.500%, 07/01/2040	86,527	0.0
31,639	4.500%, 08/01/2040	31,264	0.0
17,140	4.500%, 08/01/2040	16,937	0.0
53,860	4.500%, 08/01/2040	53,222	0.0
3,202	4.500%, 08/01/2040	3,144	0.0
46,972	4.500%, 08/01/2040	46,415	0.0
56,534	4.500%, 08/01/2040	55,277	0.0
1,417	4.500%, 08/01/2040	1,400	0.0
142,751	4.500%, 09/01/2040	141,058	0.0
73,911	4.500%, 09/01/2040	72,556	0.0
9,843	4.500%, 09/01/2040	9,649	0.0
18,832	4.500%, 09/01/2040	18,608	0.0
18,678	4.500%, 09/01/2040	18,457	0.0
12,335	4.500%, 09/01/2040	12,037	0.0
11,642	4.500%, 09/01/2040	11,504	0.0
116,236	4.500%, 10/01/2040	114,859	0.0
55,025	4.500%, 10/01/2040	54,372	0.0
21,083	4.500%, 10/01/2040	20,833	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
108,741	4.500%, 10/01/2040	$107,453	0.0
17,655	4.500%, 10/01/2040	17,446	0.0
36,687	4.500%, 11/01/2040	36,252	0.0
36,157	4.500%, 11/01/2040	35,728	0.0
275,379	4.500%, 11/01/2040	268,188	0.0
724,530	4.500%, 11/01/2040	715,939	0.0
277,176	4.500%, 11/01/2040	273,891	0.0
2,009	4.500%, 12/01/2040	1,985	0.0
17,445	4.500%, 12/01/2040	17,193	0.0
140,870	4.500%, 12/01/2040	139,200	0.0
68,651	4.500%, 12/01/2040	67,837	0.0
28,832	4.500%, 12/01/2040	28,490	0.0
16,548	4.500%, 12/01/2040	16,351	0.0
24,093	4.500%, 12/01/2040	23,808	0.0
69,849	4.500%, 12/01/2040	69,021	0.0
11,877	4.500%, 12/01/2040	11,613	0.0
29,092	4.500%, 01/01/2041	28,747	0.0
160,992	4.500%, 01/01/2041	159,083	0.0
338,090	4.500%, 01/01/2041	334,083	0.0
12,153	4.500%, 01/01/2041	12,009	0.0
88,066	4.500%, 01/01/2041	87,023	0.0
55,303	4.500%, 02/01/2041	54,648	0.0
16,017	4.500%, 02/01/2041	15,785	0.0
55,679	4.500%, 02/01/2041	54,398	0.0
39,360	4.500%, 02/01/2041	38,894	0.0
52,367	4.500%, 02/01/2041	51,746	0.0
71,144	4.500%, 03/01/2041	69,333	0.0
34,831	4.500%, 03/01/2041	34,418	0.0
11,066	4.500%, 03/01/2041	10,725	0.0
151,903	4.500%, 03/01/2041	148,228	0.0
19,243	4.500%, 03/01/2041	19,015	0.0
2,980	4.500%, 03/01/2041	2,945	0.0
54,559	4.500%, 03/01/2041	53,912	0.0
26,260	4.500%, 03/01/2041	25,744	0.0
17,168	4.500%, 03/01/2041	16,964	0.0
27,190	4.500%, 04/01/2041	26,868	0.0
287,793	4.500%, 04/01/2041	286,209	0.0
15,766	4.500%, 04/01/2041	15,292	0.0
71,155	4.500%, 04/01/2041	69,113	0.0
3,429	4.500%, 04/01/2041	3,388	0.0
154,668	4.500%, 04/01/2041	152,833	0.0
145,177	4.500%, 05/01/2041	143,456	0.0
5,126	4.500%, 05/01/2041	5,065	0.0
18,578	4.500%, 05/01/2041	18,309	0.0
11,017	4.500%, 05/01/2041	10,708	0.0
167,341	4.500%, 05/01/2041	163,837	0.0
2,510	4.500%, 05/01/2041	2,474	0.0
13,418	4.500%, 05/01/2041	13,259	0.0

See Accompanying Notes to Financial Statements
129

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
289,804	4.500%, 05/01/2041	$286,366	0.0
139,848	4.500%, 05/01/2041	137,529	0.0
175,101	4.500%, 06/01/2041	173,024	0.0
46,830	4.500%, 06/01/2041	45,970	0.0
10,488	4.500%, 06/01/2041	10,364	0.0
76,010	4.500%, 07/01/2041	75,108	0.0
37,546	4.500%, 07/01/2041	37,101	0.0
1,600	4.500%, 07/01/2041	1,569	0.0
138,607	4.500%, 07/01/2041	136,963	0.0
17,031	4.500%, 07/01/2041	16,837	0.0
9,230	4.500%, 07/01/2041	9,121	0.0
2,945	4.500%, 07/01/2041	2,910	0.0
20,709	4.500%, 08/01/2041	20,126	0.0
92,087	4.500%, 08/01/2041	90,995	0.0
13,313	4.500%, 08/01/2041	13,155	0.0
153,296	4.500%, 08/01/2041	150,485	0.0
50,655	4.500%, 08/01/2041	49,865	0.0
79,318	4.500%, 08/01/2041	78,378	0.0
116,113	4.500%, 08/01/2041	112,873	0.0
125,355	4.500%, 08/01/2041	122,569	0.0
402,905	4.500%, 09/01/2041	397,079	0.0
50,141	4.500%, 09/01/2041	49,123	0.0
3,561	4.500%, 09/01/2041	3,509	0.0
9,141	4.500%, 09/01/2041	9,032	0.0
42,609	4.500%, 10/01/2041	41,578	0.0
16,039	4.500%, 10/01/2041	15,849	0.0
24,437	4.500%, 10/01/2041	24,148	0.0
438,509	4.500%, 10/01/2041	433,308	0.0
83,940	4.500%, 10/01/2041	82,238	0.0
153,573	4.500%, 10/01/2041	150,634	0.0
193,758	4.500%, 10/01/2041	190,958	0.0
832,055	4.500%, 10/01/2041	822,185	0.0
224,936	4.500%, 11/01/2041	222,268	0.0
2,861	4.500%, 11/01/2041	2,827	0.0
502,211	4.500%, 12/01/2041	496,254	0.0
176,842	4.500%, 12/01/2041	174,747	0.0
8,745	4.500%, 01/01/2042	8,641	0.0
20,070	4.500%, 01/01/2042	19,832	0.0
11,812	4.500%, 01/01/2042	11,518	0.0
32,648	4.500%, 03/01/2042	31,986	0.0
4,116	4.500%, 03/01/2042	4,002	0.0
26,560	4.500%, 04/01/2042	25,679	0.0
11,209	4.500%, 06/01/2042	11,024	0.0
4,902	4.500%, 08/01/2042	4,844	0.0
4,007	4.500%, 09/01/2042	3,870	0.0
6,349	4.500%, 01/01/2043	6,146	0.0
4,534	4.500%, 12/01/2043	4,452	0.0
42,137	4.500%, 04/01/2047	41,188	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
20,221	4.500%, 05/01/2047	$19,765	0.0
93,555	4.500%, 06/01/2047	91,910	0.0
46,622	4.500%, 06/01/2047	45,493	0.0
258,390	4.500%, 07/01/2047	253,844	0.0
65,197	4.500%, 07/01/2047	63,728	0.0
16,013	4.500%, 08/01/2047	15,648	0.0
5,742,972	4.500%, 10/01/2052	5,525,637	0.3
35	5.000%, 12/01/2023	35	0.0
14,296	5.000%, 04/01/2026	14,163	0.0
17,781	5.000%, 05/01/2026	17,616	0.0
17,424	5.000%, 08/01/2027	17,261	0.0
7,754	5.000%, 04/01/2028	7,694	0.0
5,514,780	5.000%, 05/01/2042	5,557,563	0.3
93	5.500%, 09/01/2023	93	0.0
19	5.500%, 01/01/2025	19	0.0
6	5.500%, 08/01/2025	6	0.0
1,959	5.500%, 07/01/2026	1,951	0.0
2,269	5.500%, 12/01/2027	2,260	0.0
9,615	5.500%, 04/01/2028	9,575	0.0
3,020	5.500%, 08/01/2028	3,007	0.0
4,418	5.500%, 01/01/2029	4,402	0.0
34,448	5.500%, 10/01/2029	34,363	0.0
34,962	5.500%, 04/01/2033	35,141	0.0
11,271	5.500%, 10/01/2033	11,237	0.0
3,500	5.500%, 11/01/2033	3,584	0.0
5,448	5.500%, 11/01/2033	5,466	0.0
2,260	5.500%, 11/01/2033	2,252	0.0
519	5.500%, 11/01/2033	519	0.0
28,248	5.500%, 12/01/2033	28,922	0.0
60,152	5.500%, 12/01/2033	60,461	0.0
9,742	5.500%, 12/01/2033	9,793	0.0
179,296	5.500%, 12/01/2033	181,209	0.0
848	5.500%, 12/01/2033	868	0.0
14,209	5.500%, 01/01/2034	14,165	0.0
257	5.500%, 01/01/2034	256	0.0
6,866	5.500%, 01/01/2034	6,838	0.0
8,184	5.500%, 01/01/2034	8,315	0.0
64,168	5.500%, 01/01/2034	65,627	0.0
2,707	5.500%, 06/01/2034	2,734	0.0
28,024	5.500%, 11/01/2034	28,693	0.0
4,538	5.500%, 11/01/2034	4,519	0.0
564	5.500%, 12/01/2034	578	0.0
8,408	5.500%, 01/01/2035	8,608	0.0
21,282	5.500%, 01/01/2035	21,245	0.0
16,504	5.500%, 01/01/2035	16,900	0.0
795,926	5.500%, 02/01/2035	815,427	0.0
8,708	5.500%, 02/01/2035	8,743	0.0
5,971	5.500%, 07/01/2035	6,066	0.0

See Accompanying Notes to Financial Statements
130

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
457,932	5.500%, 08/01/2035	$469,330	0.0
2,091	5.500%, 10/01/2035	2,138	0.0
307	5.500%, 11/01/2035	307	0.0
28,808	5.500%, 11/01/2035	29,115	0.0
463	5.500%, 12/01/2035	474	0.0
465	5.500%, 12/01/2035	477	0.0
7,023	5.500%, 12/01/2035	7,216	0.0
73,529	5.500%, 12/01/2035	75,397	0.0
5,121	5.500%, 01/01/2036	5,256	0.0
46,336	5.500%, 01/01/2036	47,561	0.0
398	5.500%, 02/01/2036	396	0.0
6,919	5.500%, 04/01/2036	7,101	0.0
556,403	5.500%, 07/01/2036	570,036	0.0
401	5.500%, 08/01/2036	412	0.0
45,857	5.500%, 09/01/2036	46,951	0.0
27,644	5.500%, 09/01/2036	28,303	0.0
685	5.500%, 12/01/2036	703	0.0
992	5.500%, 12/01/2036	1,020	0.0
70,443	5.500%, 12/01/2036	72,183	0.0
75,146	5.500%, 12/01/2036	77,242	0.0
6,936	5.500%, 01/01/2037	7,129	0.0
42,735	5.500%, 01/01/2037	43,927	0.0
59,463	5.500%, 02/01/2037	61,122	0.0
161,449	5.500%, 03/01/2037	164,450	0.0
6,656	5.500%, 04/01/2037	6,842	0.0
15,126	5.500%, 05/01/2037	15,542	0.0
7,339	5.500%, 05/01/2037	7,543	0.0
1,268	5.500%, 05/01/2037	1,288	0.0
495	5.500%, 05/01/2037	509	0.0
30,326	5.500%, 06/01/2037	30,726	0.0
13,378	5.500%, 06/01/2037	13,691	0.0
14,872	5.500%, 07/01/2037	14,916	0.0
24,141	5.500%, 08/01/2037	24,815	0.0
8,948	5.500%, 08/01/2037	9,172	0.0
23,856	5.500%, 08/01/2037	24,487	0.0
61,485	5.500%, 09/01/2037	63,200	0.0
458	5.500%, 11/01/2037	470	0.0
215,098	5.500%, 01/01/2038	220,876	0.0
677	5.500%, 02/01/2038	696	0.0
420	5.500%, 02/01/2038	431	0.0
206,703	5.500%, 03/01/2038	212,091	0.0
3,637	5.500%, 03/01/2038	3,645	0.0
349	5.500%, 04/01/2038	355	0.0
8,720	5.500%, 04/01/2038	8,707	0.0
31,902	5.500%, 04/01/2038	32,685	0.0
5,204	5.500%, 05/01/2038	5,338	0.0
1,692	5.500%, 05/01/2038	1,737	0.0
51,870	5.500%, 05/01/2038	51,922	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,020,188	5.500%, 06/01/2038	$1,052,092	0.1
49,612	5.500%, 06/01/2038	50,996	0.0
11,542	5.500%, 06/01/2038	11,832	0.0
23,521	5.500%, 07/01/2038	24,125	0.0
28,460	5.500%, 07/01/2038	29,254	0.0
28,744	5.500%, 07/01/2038	29,450	0.0
240	5.500%, 07/01/2038	246	0.0
6,532	5.500%, 08/01/2038	6,700	0.0
14,314	5.500%, 08/01/2038	14,624	0.0
48,230	5.500%, 08/01/2038	49,445	0.0
31,022	5.500%, 11/01/2038	31,916	0.0
112,969	5.500%, 11/01/2038	116,005	0.0
111	5.500%, 12/01/2038	113	0.0
19,091	5.500%, 12/01/2038	19,614	0.0
59,858	5.500%, 01/01/2039	61,528	0.0
31,142	5.500%, 01/01/2039	32,011	0.0
202,224	5.500%, 01/01/2039	207,866	0.0
11,670	5.500%, 03/01/2039	11,984	0.0
183,039	5.500%, 06/01/2039	188,145	0.0
109,730	5.500%, 06/01/2039	112,791	0.0
10,401	5.500%, 07/01/2041	10,665	0.0
205,717	5.500%, 09/01/2041	210,337	0.0
40,162	6.000%, 11/01/2028	40,538	0.0
198	6.000%, 04/01/2031	201	0.0
216	6.000%, 01/01/2032	218	0.0
473	6.000%, 11/01/2032	478	0.0
462	6.000%, 11/01/2032	476	0.0
31,562	6.000%, 01/01/2033	32,609	0.0
2,006	6.000%, 09/01/2033	2,034	0.0
327	6.000%, 01/01/2034	333	0.0
23,682	6.000%, 06/01/2035	23,987	0.0
5,384	6.000%, 07/01/2035	5,444	0.0
3,336	6.000%, 07/01/2035	3,436	0.0
6,955	6.000%, 07/01/2035	7,225	0.0
4,383	6.000%, 07/01/2035	4,425	0.0
971	6.000%, 10/01/2035	980	0.0
351	6.000%, 10/01/2035	355	0.0
33,265	6.000%, 11/01/2035	34,434	0.0
2,116	6.000%, 12/01/2035	2,136	0.0
27,347	6.000%, 12/01/2035	28,412	0.0
184,826	6.000%, 12/01/2035	186,781	0.0
4,140	6.000%, 01/01/2036	4,217	0.0
21,540	6.000%, 02/01/2036	22,379	0.0
29,274	6.000%, 02/01/2036	30,415	0.0
15,418	6.000%, 03/01/2036	15,775	0.0
20,444	6.000%, 03/01/2036	21,452	0.0
26,314	6.000%, 04/01/2036	27,340	0.0
11,468	6.000%, 04/01/2036	11,902	0.0

See Accompanying Notes to Financial Statements
131

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
8,504	6.000%, 05/01/2036	$8,653	0.0
1,920	6.000%, 06/01/2036	1,964	0.0
324	6.000%, 06/01/2036	332	0.0
11,240	6.000%, 07/01/2036	11,360	0.0
44,110	6.000%, 07/01/2036	45,828	0.0
2,454	6.000%, 07/01/2036	2,478	0.0
1,162	6.000%, 07/01/2036	1,178	0.0
113,770	6.000%, 08/01/2036	115,722	0.0
2,226	6.000%, 08/01/2036	2,313	0.0
308,011	6.000%, 08/01/2036	315,735	0.0
11,973	6.000%, 08/01/2036	12,200	0.0
1,442	6.000%, 08/01/2036	1,461	0.0
11,420	6.000%, 08/01/2036	11,865	0.0
11,905	6.000%, 09/01/2036	12,097	0.0
8,493	6.000%, 09/01/2036	8,824	0.0
31,281	6.000%, 09/01/2036	32,497	0.0
53,959	6.000%, 09/01/2036	54,473	0.0
75	6.000%, 09/01/2036	76	0.0
8,377	6.000%, 09/01/2036	8,505	0.0
16,282	6.000%, 09/01/2036	16,755	0.0
26,226	6.000%, 10/01/2036	27,248	0.0
10,052	6.000%, 10/01/2036	10,444	0.0
18,739	6.000%, 10/01/2036	19,442	0.0
2,186	6.000%, 10/01/2036	2,207	0.0
7,609	6.000%, 10/01/2036	7,685	0.0
25,441	6.000%, 10/01/2036	26,200	0.0
8,744	6.000%, 11/01/2036	8,917	0.0
22,073	6.000%, 11/01/2036	22,934	0.0
14,561	6.000%, 11/01/2036	14,708	0.0
2,261	6.000%, 12/01/2036	2,349	0.0
1,334	6.000%, 12/01/2036	1,358	0.0
3,457	6.000%, 12/01/2036	3,500	0.0
19,142	6.000%, 12/01/2036	19,346	0.0
25,074	6.000%, 12/01/2036	26,051	0.0
501	6.000%, 01/01/2037	511	0.0
10,233	6.000%, 01/01/2037	10,337	0.0
361	6.000%, 01/01/2037	374	0.0
7,036	6.000%, 01/01/2037	7,311	0.0
9,434	6.000%, 02/01/2037	9,801	0.0
50,394	6.000%, 02/01/2037	51,914	0.0
7,380	6.000%, 02/01/2037	7,484	0.0
658	6.000%, 02/01/2037	665	0.0
10,661	6.000%, 03/01/2037	11,077	0.0
4,411	6.000%, 03/01/2037	4,455	0.0
80,389	6.000%, 03/01/2037	82,518	0.0
356	6.000%, 03/01/2037	369	0.0
4,550	6.000%, 03/01/2037	4,728	0.0
7,205	6.000%, 03/01/2037	7,282	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
64,577	6.000%, 04/01/2037	$67,042	0.0
13,007	6.000%, 04/01/2037	13,354	0.0
5,142	6.000%, 04/01/2037	5,297	0.0
9,444	6.000%, 04/01/2037	9,812	0.0
16,679	6.000%, 04/01/2037	17,329	0.0
26,918	6.000%, 04/01/2037	27,198	0.0
18,652	6.000%, 04/01/2037	18,857	0.0
20,170	6.000%, 04/01/2037	20,369	0.0
624	6.000%, 04/01/2037	630	0.0
1,367	6.000%, 04/01/2037	1,420	0.0
37,930	6.000%, 04/01/2037	39,444	0.0
2,115	6.000%, 04/01/2037	2,150	0.0
712	6.000%, 04/01/2037	719	0.0
19,825	6.000%, 05/01/2037	20,423	0.0
12,610	6.000%, 05/01/2037	12,731	0.0
15,224	6.000%, 05/01/2037	15,406	0.0
52,642	6.000%, 05/01/2037	54,693	0.0
4,924	6.000%, 05/01/2037	5,056	0.0
568	6.000%, 05/01/2037	577	0.0
7,238	6.000%, 05/01/2037	7,308	0.0
5,397	6.000%, 05/01/2037	5,458	0.0
10,602	6.000%, 05/01/2037	11,015	0.0
10,366	6.000%, 05/01/2037	10,465	0.0
1,226	6.000%, 06/01/2037	1,239	0.0
3,438	6.000%, 06/01/2037	3,532	0.0
23,111	6.000%, 06/01/2037	23,337	0.0
35,330	6.000%, 06/01/2037	36,666	0.0
3,556	6.000%, 06/01/2037	3,596	0.0
4,043	6.000%, 06/01/2037	4,201	0.0
4,824	6.000%, 06/01/2037	4,871	0.0
30,275	6.000%, 07/01/2037	30,589	0.0
12,607	6.000%, 07/01/2037	12,737	0.0
5,999	6.000%, 07/01/2037	6,056	0.0
7,393	6.000%, 07/01/2037	7,472	0.0
4,601	6.000%, 07/01/2037	4,781	0.0
11,253	6.000%, 07/01/2037	11,389	0.0
2,262	6.000%, 07/01/2037	2,323	0.0
33,879	6.000%, 07/01/2037	35,159	0.0
4,818	6.000%, 07/01/2037	5,023	0.0
7,340	6.000%, 08/01/2037	7,420	0.0
8,413	6.000%, 08/01/2037	8,495	0.0
34,627	6.000%, 08/01/2037	34,957	0.0
30,826	6.000%, 08/01/2037	32,028	0.0
5,696	6.000%, 08/01/2037	5,756	0.0
11,637	6.000%, 08/01/2037	12,036	0.0
4,161	6.000%, 08/01/2037	4,303	0.0
16,415	6.000%, 08/01/2037	16,577	0.0
10,104	6.000%, 09/01/2037	10,498	0.0

See Accompanying Notes to Financial Statements
132

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,546	6.000%, 09/01/2037	$5,598	0.0
517	6.000%, 09/01/2037	524	0.0
1,499	6.000%, 09/01/2037	1,557	0.0
159,536	6.000%, 09/01/2037	165,756	0.0
59,378	6.000%, 09/01/2037	60,945	0.0
582	6.000%, 10/01/2037	591	0.0
20,916	6.000%, 10/01/2037	21,714	0.0
24,080	6.000%, 11/01/2037	24,948	0.0
31,591	6.000%, 11/01/2037	32,670	0.0
655	6.000%, 11/01/2037	679	0.0
17,307	6.000%, 12/01/2037	17,735	0.0
909	6.000%, 12/01/2037	941	0.0
36,019	6.000%, 12/01/2037	36,699	0.0
43,873	6.000%, 12/01/2037	45,583	0.0
54,625	6.000%, 02/01/2038	55,574	0.0
79,053	6.000%, 02/01/2038	81,815	0.0
15,916	6.000%, 02/01/2038	16,472	0.0
769	6.000%, 03/01/2038	791	0.0
3,727	6.000%, 03/01/2038	3,762	0.0
16,851	6.000%, 03/01/2038	17,425	0.0
2,172	6.000%, 05/01/2038	2,255	0.0
46,436	6.000%, 05/01/2038	47,905	0.0
7,199	6.000%, 06/01/2038	7,480	0.0
76,602	6.000%, 07/01/2038	78,772	0.0
29,067	6.000%, 07/01/2038	30,082	0.0
786	6.000%, 08/01/2038	811	0.0
4,366	6.000%, 09/01/2038	4,536	0.0
3,178	6.000%, 09/01/2038	3,213	0.0
15,402	6.000%, 09/01/2038	15,951	0.0
13,988	6.000%, 09/01/2038	14,182	0.0
8,072	6.000%, 10/01/2038	8,364	0.0
1,406	6.000%, 10/01/2038	1,444	0.0
19,063	6.000%, 10/01/2038	19,744	0.0
11,316	6.000%, 10/01/2038	11,426	0.0
343	6.000%, 10/01/2038	346	0.0
9,175	6.000%, 10/01/2038	9,529	0.0
111,198	6.000%, 11/01/2038	113,686	0.0
1,083	6.000%, 11/01/2038	1,094	0.0
426	6.000%, 11/01/2038	438	0.0
822	6.000%, 12/01/2038	832	0.0
44,575	6.000%, 12/01/2038	46,313	0.0
11,697	6.000%, 12/01/2038	11,908	0.0
889	6.000%, 10/01/2039	924	0.0
11,292	6.000%, 10/01/2039	11,709	0.0
261,802	6.000%, 02/01/2040	270,729	0.0
11,182	6.000%, 04/01/2040	11,586	0.0
72,333	6.000%, 09/01/2040	73,096	0.0
116,542	6.000%, 10/01/2040	120,991	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
169,481	6.000%, 05/01/2041	$176,065	0.0
1,307	6.500%, 04/01/2027	1,335	0.0
450	6.500%, 02/01/2028	459	0.0
4,619	6.500%, 01/01/2032	4,724	0.0
4,846	6.500%, 04/01/2032	5,010	0.0
11,119	6.500%, 10/01/2032	11,363	0.0
7,439	6.500%, 10/01/2032	7,602	0.0
3,600	6.500%, 03/01/2038	3,801	0.0
160	7.000%, 08/01/2025	159	0.0
3,277	7.000%, 03/01/2026	3,267	0.0
975	7.000%, 03/01/2026	968	0.0
410	7.000%, 12/01/2027	406	0.0
142,010	7.000%, 03/01/2038	148,207	0.0
411,674	7.000%, 04/01/2038	434,149	0.0
5,088	7.500%, 09/01/2031	5,198	0.0
		339,095,336	14.5
	Total U.S. Government Agency Obligations (Cost $531,961,870)	508,332,570	21.7
ASSET-BACKED SECURITIES: 7.2%
	Automobile Asset-Backed Securities: 0.0%
350,000 (1)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	331,191	0.0

	Home Equity Asset-Backed Securities: 0.1%
1,086,059 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	859,570	0.1
397,941	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 6.065%, (US0001M + 0.915%), 03/25/2035	392,039	0.0
42,419	Renaissance Home Equity Loan Trust 2003-2 A, 3.823%, (US0001M + 0.880%), 08/25/2033	38,356	0.0
693,055 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	677,685	0.0

See Accompanying Notes to Financial Statements
133

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued)
50,754	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 5.310%, (US0001M + 0.160%), 11/25/2036	$14,779	0.0
		1,982,429	0.1
	Other Asset-Backed Securities: 6.4%
2,000,000 (1)	AGL CLO 12 Ltd. 2021-12A C, 7.100%, (US0003M + 1.850%), 07/20/2034	1,906,268	0.1
2,385,322 (1)(3)(4)(7)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
650,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 7.201%, (US0003M + 1.950%), 04/14/2029	650,028	0.0
3,470,000 (1)	Babson CLO Ltd. 2017-1A A2, 6.612%, (US0003M + 1.350%), 07/18/2029	3,423,360	0.1
4,393,000 (1)	Babson CLO Ltd. 2018-3A A2, 6.550%, (US0003M + 1.300%), 07/20/2029	4,363,110	0.2
791,667 (1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	676,684	0.0
435,067 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.655%, 10/25/2036	429,419	0.0
2,250,000 (1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 7.400%, (US0003M + 2.150%), 01/20/2032	2,168,849	0.1
2,000,000 (1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 6.430%, (US0003M + 1.170%), 10/15/2034	1,962,558	0.1
1,950,000 (1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 6.710%, (US0003M + 1.450%), 10/15/2034	1,880,687	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,450,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 7.260%, (US0003M + 2.000%), 04/15/2034	$1,370,612	0.1
5,000,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A C, 7.265%, (US0003M + 2.000%), 04/19/2034	4,780,560	0.2
2,320,625 (1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,101,164	0.1
3,490,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 6.420%, (US0003M + 1.170%), 07/20/2034	3,411,639	0.1
3,000,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 7.250%, (US0003M + 2.000%), 07/20/2034	2,813,640	0.1
1,750,000 (1)	California Street CLO IX L.P. 2012-9A CR3, 7.760%, (US0003M + 2.500%), 07/16/2032	1,679,886	0.1
5,500,000 (1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 7.300%, (US0003M + 2.050%), 04/20/2034	5,230,874	0.2
2,400,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 6.390%, (US0003M + 1.130%), 04/17/2031	2,324,489	0.1
3,250,000 (1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 7.273%, (US0003M + 2.000%), 07/23/2034	3,075,885	0.1
3,000,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.710%, (US0003M + 1.450%), 10/17/2034	2,920,962	0.1
35,154	Chase Funding Trust Series 2002-4 2A1, 5.890%, (US0001M + 0.740%), 10/25/2032	33,743	0.0

See Accompanying Notes to Financial Statements
134

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
106,708	Chase Funding Trust Series 2003-5 2A2, 5.750%, (US0001M + 0.600%), 07/25/2033	$101,918	0.0
1,009,853 (1)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	859,728	0.0
914,375 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	837,424	0.0
481,250 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	450,338	0.0
290,250 (1)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	254,380	0.0
1,340,500 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,264,036	0.1
3,634,650 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,554,482	0.2
3,000,000 (1)	Galaxy XXII CLO Ltd. 2016-22A ARR, 6.460%, (US0003M + 1.200%), 04/16/2034	2,938,932	0.1
99,156	GSAMP Trust 2007-FM1 A2A, 5.220%, (US0001M + 0.070%), 12/25/2036	48,644	0.0
890,936 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	806,616	0.0
500,000 (1)	HGI CRE CLO 2021-FL3 A Ltd., 6.767%, (SOFR30A + 1.700%), 04/20/2037	492,443	0.0
10,000,000 (1)	LCM 26A A2 Ltd., 6.500%, (US0003M + 1.250%), 01/20/2031	9,721,780	0.4
2,450,000 (1)	LCM 30A CR Ltd., 7.250%, (US0003M + 2.000%), 04/20/2031	2,326,285	0.1
58,753	Long Beach Mortgage Loan Trust 2004-4 1A1, 5.710%, (US0001M + 0.560%), 10/25/2034	54,621	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,090,000 (1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.265%, (US0003M + 2.000%), 04/19/2033	$2,025,315	0.1
1,650,000 (1)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 6.660%, (US0003M + 1.400%), 10/15/2032	1,619,876	0.1
98,251 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	98,165	0.0
1,244,953 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,138,514	0.1
381,502 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	338,417	0.0
1,454,122 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,320,745	0.1
1,500,000 (1)	Oak Hill Credit Partners 2021-8A C, 7.162%, (US0003M + 1.900%), 01/18/2034	1,435,323	0.1
5,050,000 (1)	OCP CLO 2021-21A C Ltd., 7.150%, (US0003M + 1.900%), 07/20/2034	4,767,013	0.2
4,000,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.615%, (US0003M + 1.350%), 07/19/2030	3,877,140	0.2
1,800,000 (1)	OHA Credit Funding 9 Ltd. 2021-9A C, 7.165%, (US0003M + 1.900%), 07/19/2035	1,730,749	0.1
4,000,000 (1)	Palmer Square CLO 2013-2A BR3 Ltd., 7.110%, (US0003M + 1.850%), 10/17/2031	3,819,636	0.2
2,000,000 (1)	Palmer Square CLO 2021-3A A2 Ltd., 6.660%, (US0003M + 1.400%), 01/15/2035	1,970,404	0.1
7,000,000 (1)	Palmer Square CLO Ltd. 2021-2A C, 7.060%, (US0003M + 1.800%), 07/15/2034	6,659,282	0.3

See Accompanying Notes to Financial Statements
135

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
219,663 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.542%, 01/25/2036	$214,631	0.0
2,450,000 (1)	Rockland Park CLO Ltd. 2021-1A C, 7.150%, (US0003M + 1.900%), 04/20/2034	2,331,692	0.1
84,356	Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	82,938	0.0
1,506,083 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,368,784	0.1
2,600,000 (1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.555%, (US0003M + 2.300%), 04/25/2034	2,452,598	0.1
2,800,000 (1)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 7.450%, (US0003M + 2.200%), 07/20/2034	2,639,804	0.1
1,789,672 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,680,582	0.1
8,200,000 (1)	Symphony CLO XXV Ltd. 2021-25A C, 7.315%, (US0003M + 2.050%), 04/19/2034	7,836,256	0.3
1,719,000 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,625,893	0.1
6,000,000 (1)	TCW CLO 2020-1A CRR Ltd., 7.300%, (US0003M + 2.050%), 04/20/2034	5,676,186	0.2
7,100,000 (1)	TCW CLO 2023-1A C Ltd., 8.291%, (TSFR3M + 3.500%), 04/28/2036	6,998,846	0.3
7,000,000 (1)	THL Credit Wind River 2017-3A CR Clo Ltd., 7.760%, (US0003M + 2.500%), 04/15/2035	6,679,162	0.3
7,000,000 (1)	Trinitas Clo VII Ltd. 2017-7A A1R, 6.455%, (US0003M + 1.200%), 01/25/2035	6,836,445	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,132,250 (1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	$951,863	0.0
		149,092,303	6.4
	Student Loan Asset-Backed Securities: 0.7%
387,079 (1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	342,674	0.0
290,279 (1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	267,037	0.0
475,522 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	442,715	0.0
2,000,000 (1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,878,062	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,315,215	0.0
1,500,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,366,536	0.1
2,500,000 (1)(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,342,631	0.1
2,100,000 (1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	1,867,860	0.1
2,200,000 (1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	1,972,593	0.1
5,000,000 (1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,487,595	0.2
551,996 (1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	528,663	0.0

See Accompanying Notes to Financial Statements
136

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	$919,948	0.0
		17,731,529	0.7
	Total Asset-Backed Securities (Cost $177,734,695)	169,137,452	7.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.6%
12,207,396 (3)(4)	BANK 2019-BNK16 XA, 1.102%, 02/15/2052	505,153	0.0
50,353,268 (3)(4)	Bank 2019-BNK19 XA, 1.080%, 08/15/2061	2,202,024	0.1
22,800,000 (1)(3)(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	259,551	0.0
26,637,428 (3)(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.162%, 08/15/2052	1,011,270	0.1
18,955,149 (3)(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.189%, 03/15/2052	830,957	0.0
3,537,000 (1)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,282,199	0.1
1,348,000 (1)(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.512%, 05/25/2052	934,717	0.0
452,123 (1)	BX 2021-MFM1 D, 6.762%, (TSFR1M + 1.615%), 01/15/2034	439,766	0.0
3,129,048 (1)	BX Commercial Mortgage Trust 2021-21M E, 7.364%, (US0001M + 2.171%), 10/15/2036	2,940,633	0.1
2,500,000 (1)	BX Trust 2019-ATL B, 6.580%, (US0001M + 1.387%), 10/15/2036	2,426,962	0.1
1,000,000 (1)	BX Trust 2023-DELC A, 7.690%, (TSFR1M + 2.690%), 05/15/2038	1,000,267	0.0
16,696,975 (3)(4)	CD 2016-CD1 Mortgage Trust XA, 1.499%, 08/10/2049	493,276	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
34,077,842 (3)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.011%, 09/15/2050	$948,869	0.0
46,528,954 (3)(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.828%, 06/10/2051	1,292,726	0.1
1,000,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 6.048%, 06/10/2028	964,677	0.0
2,106,995 (3)(4)	COMM 2012-CR3 XA, 1.380%, 10/15/2045	4,810	0.0
65,166,000 (1)(3)(4)	COMM 2012-CR4 XB, 0.502%, 10/15/2045	124,793	0.0
66,527,319 (3)(4)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	904,070	0.0
3,906,000 (1)(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,430,268	0.2
750,000 (1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	357,634	0.0
2,736,000 (1)	CSWF 2021-SOP2 D, 7.510%, (US0001M + 2.317%), 06/15/2034	2,217,720	0.1
252,087 (1)(7)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	251,658	0.0
10,317,206 (4)	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	1,386,237	0.1
10,700,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.906%, 12/25/2041	18,277	0.0
5,200,000 (1)(8)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,941,859	0.1
66,135,035 (1)(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	207,257	0.0

See Accompanying Notes to Financial Statements
137

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,380,000 (1)(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	$30,542	0.0
1,000,000 (1)(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.825%, 02/27/2050	949,302	0.0
3,000,000 (1)(3)(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.260%, 02/27/2050	2,800,975	0.1
2,845,000 (1)(3)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.520%, 09/27/2051	2,039,063	0.1
2,164,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,844,809	0.1
2,631,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,211,014	0.1
1,140,000 (1)(3)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.110%, 09/27/2051	953,816	0.0
1,817,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	1,058,399	0.1
2,163,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,806,640	0.1
2,140,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,699,206	0.1
6,158,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	4,193,812	0.2
8,097,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	5,353,060	0.2
4,451,000 (1)(3)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.021%, 11/27/2050	3,294,903	0.1
3,030,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.170%, 01/29/2052	2,171,000	0.1
3,298,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.870%, 01/27/2052	1,935,515	0.1
1,723,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.470%, 08/27/2050	1,515,345	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,756,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.740%, 05/27/2048	$1,460,693	0.1
2,125,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.420%, 11/27/2049	1,460,614	0.1
483,000 (1)(3)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.400%, 01/29/2052	332,856	0.0
1,728,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.060%, 01/27/2052	958,304	0.0
1,724,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.520%, 01/29/2052	1,487,304	0.1
1,388,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.590%, 10/27/2047	1,202,600	0.1
1,755,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.810%, 05/27/2048	1,433,598	0.1
14,751,402 (3)(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.161%, 11/10/2046	30,824	0.0
37,792,408 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.089%, 06/10/2047	168,824	0.0
104,852,709 (3)(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.928%, 09/10/2052	3,746,314	0.2
37,449,138 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.712%, 12/15/2049	561,803	0.0
1,812,167 (3)(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.063%, 10/15/2048	24,175	0.0

See Accompanying Notes to Financial Statements
138

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
688,079 (1)	Life 2021-BMR F Mortgage Trust, 7.612%, (TSFR1M + 2.350%), 03/15/2038	$653,111	0.0
1,377,390 (1)	Med Trust 2021-MDLN D, 7.194%, (US0001M + 2.000%), 11/15/2038	1,315,964	0.1
1,350,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	1,045,238	0.1
1,140,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.440%, 11/08/2049	916,595	0.0
420,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	312,731	0.0
530,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	373,108	0.0
500,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	339,227	0.0
21,772,433 (3)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.158%, 12/15/2047	250,554	0.0
24,754,023 (3)(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.661%, 04/15/2054	1,966,982	0.1
383,296 (1)(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.636%, 11/15/2044	373,043	0.0
	Total Commercial Mortgage-Backed Securities (Cost $93,444,698)	84,649,493	3.6

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 17.4%
	Affiliated Investment Companies: 17.4%
10,855,906	Voya VACS Series EMCD Fund	89,669,784	3.8
12,085,232	Voya VACS Series EMHCD Fund	122,181,698	5.2
6,960,722	Voya VACS Series HYB Fund	69,885,650	3.0
12,500,999	Voya VACS Series SC Fund	125,885,055	5.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Mutual Funds (Cost $421,863,570)	$407,622,187	17.4

	Value	Percentage of Net Assets
PURCHASED OPTIONS(10): 0.0%
Total Purchased Options (Cost $926,785)	344,970	0.0
Total Long-Term Investments (Cost $2,509,619,834)	2,357,342,522	100.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Commercial Paper: 1.1%
6,200,000	Dominion Energy, Inc., 5.260%, 07/03/2023	6,197,321	0.3
20,000,000	Entergy Corp., 5.300%, 07/05/2023	19,985,481	0.8
	Total Commercial Paper (Cost $26,186,641)	26,182,802	1.1

	Repurchase Agreements: 0.7%
3,883,800 (11)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $3,885,415, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $3,961,476, due 04/01/35-09/01/61)	3,883,800	0.2

See Accompanying Notes to Financial Statements
139

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,411,965 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $2,412,972, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,460,204, due 10/13/23-02/20/73)	$2,411,965	0.1
2,139,611 (11)	Citadel Securities LLC, Repurchase Agreement dated 06/30/23, 5.11%, due 07/03/23 (Repurchase Amount $2,140,510, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $2,183,334, due 07/15/23-02/15/53)	2,139,611	0.1
137,910 (11)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $137,967, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $140,668, due 10/31/24-08/20/67)	137,910	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,883,800 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $3,885,415, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,961,476, due 07/31/23-05/20/53)	$3,883,800	0.2
3,566,351 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $3,567,861, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,637,763, due 07/15/25-02/15/51)	3,566,351	0.1
	Total Repurchase Agreements (Cost $16,023,437)	16,023,437	0.7

See Accompanying Notes to Financial Statements
140

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
2,698,000 (12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $2,698,000)	$2,698,000	0.1
	Total Short-Term Investments (Cost $44,908,078)	44,904,239	1.9
	Total Investments in Securities (Cost $2,554,527,912)	$2,402,246,761	102.5
	Liabilities in Excess of Other Assets	(58,437,398)	(2.5)
	Net Assets	$2,343,809,363	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2023.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.

(10)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(12)
Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)
Corporate Bonds/Notes	27.6%
U.S. Government Agency Obligations	21.7%
Mutual Funds	17.4%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Obligations	8.7%
Asset-Backed Securities	7.2%
Commercial Mortgage-Backed Securities	3.6%
Municipal Bonds	0.1%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets*	(0.6)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
141

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Mutual Funds	$407,622,187	$—	$—	$407,622,187
Purchased Options	—	344,970	—	344,970
Corporate Bonds/Notes	—	648,120,062	—	648,120,062
Collateralized Mortgage Obligations	—	334,083,687	—	334,083,687
Municipal Bonds	—	1,709,776	—	1,709,776
Asset-Backed Securities	—	169,137,452	—	169,137,452
U.S. Government Agency Obligations	—	508,332,570	—	508,332,570
Commercial Mortgage-Backed Securities	—	84,397,835	251,658	84,649,493
U.S. Treasury Obligations	—	203,342,325	—	203,342,325
Short-Term Investments	2,698,000	42,206,239	—	44,904,239
Total Investments, at fair value	$410,320,187	$1,991,674,916	$251,658	$2,402,246,761
Other Financial Instruments+
Centrally Cleared Swaps	—	6,102,817	—	6,102,817
Forward Foreign Currency Contracts	—	528	—	528
Forward Premium Swaptions	—	528,238	—	528,238
Futures	1,655,604	—	—	1,655,604
Total Assets	$411,975,791	$1,998,306,499	$251,658	$2,410,533,948
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(6,591,699)	$—	$(6,591,699)
Forward Foreign Currency Contracts	—	(822)	—	(822)
Forward Premium Swaptions	—	(856,615)	—	(856,615)
Futures	(210,466)	—	—	(210,466)
Written Options	—	(7,442,838)	—	(7,442,838)
Total Liabilities	$(210,466)	$(14,891,974)	$—	$(15,102,440)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
142

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$116,943,433	$565,768	$(153,657,286)	$36,130,085	$—	$911,117	$(35,888,267)	$—
Voya High Yield Bond Fund - Class P	71,064,002	405,008	(83,494,647)	12,025,637	—	758,782	(11,279,945)	—
Voya Investment Grade Credit Fund - Class P	149,477,522	1,112,689	(180,280,913)	29,690,702	—	1,517,391	(25,677,743)	—
Voya Securitized Credit Fund - Class P	122,428,596	—	(129,927,574)	7,498,978	—	991,842	(4,998,493)	—
Voya VACS Series EMCD Fund	86,773,176	2,372,964	—	523,644	89,669,784	2,372,939	—	—
Voya VACS Series EMHCD Fund	—	120,860,184	—	1,321,514	122,181,698	2,763,817	—	—
Voya VACS Series HYB Fund	—	74,625,296	(5,004,995)	265,349	69,885,650	2,056,643	5,005	—
Voya VACS Series SC Fund	—	125,009,985	—	875,070	125,885,055	2,029,880	—	—
	$546,686,729	$324,951,894	$(552,365,415)	$88,330,979	$407,622,187	$13,402,411	$(77,839,443)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 1,639,102	USD 1,793,602	Barclays Bank PLC	08/18/23	$(822)
USD 1,478,205	EUR 1,351,011	Standard Chartered Bank	08/18/23	528
				$(294)
At June 30, 2023, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	4	09/20/23	$449,063	$(3,011)
U.S. Treasury 2-Year Note	169	09/29/23	34,365,094	(149,920)
U.S. Treasury Long Bond	72	09/20/23	9,137,250	(57,535)
U.S. Treasury Ultra Long Bond	647	09/20/23	88,133,531	187,298
			$132,084,938	$(23,168)
Short Contracts:
U.S. Treasury 5-Year Note	(492)	09/29/23	(52,690,125)	361,930
U.S. Treasury Ultra 10-Year Note	(945)	09/20/23	(111,923,438)	1,106,376
			$(164,613,563)	$1,468,306
At June 30, 2023, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 13	Buy	(5.000)	12/20/24	USD 27,986,640	$(880,148)	$1,316,289
					$(880,148)	$1,316,289

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes to Financial Statements
143

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270%	Annual	02/20/25	USD 50,815,000	$(698,807)	$(698,807)
Pay	1-day Secured Overnight Financing Rate	Annual	3.332	Annual	02/20/25	USD 11,094,608	(146,110)	(146,110)
Pay	1-day Secured Overnight Financing Rate	Annual	4.362	Annual	02/20/25	USD 22,020,000	(77,459)	(77,459)
Pay	1-day Secured Overnight Financing Rate	Annual	4.472	Annual	02/20/25	USD 8,368,000	(20,830)	(20,830)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD 2,501,000	(14,169)	(14,169)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD 15,780,000	(697,972)	(697,972)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD 10,099,000	(424,231)	(424,231)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD 13,886,108	(347,665)	(347,665)
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD 18,935,517	(168,517)	(168,517)
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD 14,139,000	(616,861)	(616,861)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD 8,205,096	(307,165)	(307,165)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD 7,574,000	(267,724)	(267,724)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD 10,099,000	(326,605)	(326,605)
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD 7,220,982	(226,168)	(226,168)
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD 6,943,010	(216,178)	(216,178)
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD 3,471,504	(107,508)	(107,508)
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD 8,205,000	(242,774)	(242,774)
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD 9,593,000	(103,456)	(103,456)
Pay	1-day Secured Overnight Financing Rate	Annual	2.995	Annual	06/09/33	USD 25,247,000	(1,207,846)	(1,207,846)
Pay	1-day Secured Overnight Financing Rate	Annual	3.415	Annual	08/23/33	USD 2,891,000	(25,878)	(25,878)
Pay	1-day Secured Overnight Financing Rate	Annual	3.435	Annual	08/23/33	USD 2,790,000	(20,371)	(20,371)
Pay	1-day Secured Overnight Financing Rate	Annual	3.524	Annual	08/23/33	USD 972,000	—	—
Pay	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	09/13/33	USD 6,252,000	(60,340)	(60,340)
Pay	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	09/13/33	USD 5,252,000	(45,063)	(45,063)
Pay	1-day Secured Overnight Financing Rate	Annual	3.406	Annual	09/13/33	USD 1,528,000	(12,927)	(12,927)
Pay	1-day Secured Overnight Financing Rate	Annual	3.421	Annual	09/13/33	USD 5,001,000	(36,272)	(36,272)
Pay	1-day Secured Overnight Financing Rate	Annual	3.519	Annual	09/13/33	USD 2,362,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	02/20/25	USD 34,724,000	383,330	383,330
Receive	1-day Secured Overnight Financing Rate	Annual	3.564	Annual	02/20/25	USD 22,274,000	244,834	244,834
Receive	1-day Secured Overnight Financing Rate	Annual	3.718	Annual	02/20/25	USD 19,818,000	189,351	189,351
Receive	1-day Secured Overnight Financing Rate	Annual	4.073	Annual	02/20/25	USD 22,020,000	137,106	137,106
Receive	1-day Secured Overnight Financing Rate	Annual	4.116	Annual	02/20/25	USD 22,020,000	128,239	128,239
Receive	1-day Secured Overnight Financing Rate	Annual	4.258	Annual	02/20/25	USD 18,124,000	81,428	81,428
Receive	1-day Secured Overnight Financing Rate	Annual	4.369	Annual	02/20/25	USD 16,938,000	58,501	58,501
Receive	1-day Secured Overnight Financing Rate	Annual	4.426	Annual	02/20/25	USD 13,974,000	40,832	40,832
Receive	1-day Secured Overnight Financing Rate	Annual	4.464	Annual	02/20/25	USD 29,981,000	76,973	76,973
Receive	1-day Secured Overnight Financing Rate	Annual	4.586	Annual	02/20/25	USD 35,570,000	50,490	50,490
Receive	1-day Secured Overnight Financing Rate	Annual	4.711	Annual	02/20/25	USD 42,346,000	10,716	10,716
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD 42,289,000	1,439,744	1,439,744
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD 5,301,732	111,247	111,247
Receive	1-day Secured Overnight Financing Rate	Annual	3.292	Annual	05/12/33	USD 47,591,000	1,173,696	1,173,696
Receive	1-day Secured Overnight Financing Rate	Annual	3.296	Annual	05/12/33	USD 7,574,000	184,577	184,577
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD 10,730,000	94,203	94,203
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD 6,943,000	(5,550)	(5,550)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD 17,673,000	(80,056)	(80,056)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD 6,943,000	(58,398)	(58,398)
Receive	1-day Secured Overnight Financing Rate	Annual	3.172	Annual	05/16/33	USD 5,428,000	186,839	186,839
Receive	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	08/23/33	USD 1,250,000	12,215	12,215
See Accompanying Notes to Financial Statements
144

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.409%	Annual	08/23/33	USD 5,681,000	$53,724	$53,724
Receive	1-day Secured Overnight Financing Rate	Annual	3.463	Annual	08/23/33	USD 4,040,000	20,013	20,013
Receive	1-day Secured Overnight Financing Rate	Annual	3.543	Annual	08/23/33	USD 6,059,000	(10,024)	(10,024)
Receive	1-day Secured Overnight Financing Rate	Annual	3.427	Annual	09/13/33	USD 3,056,000	20,613	20,613
Receive	1-day Secured Overnight Financing Rate	Annual	3.525	Annual	09/13/33	USD 11,948,000	(16,232)	(16,232)
Receive	1-day Secured Overnight Financing Rate	Annual	3.147	Annual	10/13/33	USD 2,421,000	67,663	67,663
Receive	1-day Secured Overnight Financing Rate	Annual	3.319	Annual	10/13/33	USD 692,000	9,580	9,580
Receive	1-day Secured Overnight Financing Rate	Annual	3.445	Annual	10/13/33	USD 2,421,000	8,617	8,617
Receive	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	10/13/33	USD 1,903,000	1,997	1,997
Receive	1-day Secured Overnight Financing Rate	Annual	3.506	Annual	10/13/33	USD 1,730,000	(2,543)	(2,543)
							$(1,805,171)	$(1,805,171)

At June 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 6,000,500	$297,625	$39,936
					$297,625	$39,936
At June 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	2.250%	1-day Secured Overnight Financing Rate	05/16/24	USD 31,589,600	$342,221	$168,027
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.213%	1-day Secured Overnight Financing Rate	05/16/24	USD 26,324,700	286,939	137,007
							$629,160	$305,034
At June 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 13,893,000	$375,806	$(226,594)
Call on 10-Year Interest Rate Swap(2)	BNP Paribas	Pay	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 17,296,000	463,965	(98,101)
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 27,786,000	751,611	(441,521)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 25,247,000	637,487	(244,314)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 13,893,000	371,117	(231,151)
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 84,692,000	398,476	(203,344)
Call on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 169,383,000	737,239	(176,784)
Put on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 13,893,000	375,806	(203,503)
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 17,296,000	463,965	(770,717)
See Accompanying Notes to Financial Statements
145

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD 31,589,600	$342,221	$(411,146)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 27,786,000	751,611	(418,079)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 25,247,000	637,487	(419,281)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 13,893,000	371,117	(186,786)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD 26,324,700	286,939	(342,623)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 84,692,000	398,476	(704,794)
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 169,383,000	737,239	(2,364,100)
							$8,100,562	$(7,442,838)

At June 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 12,484,500	$2,184,788	$184
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD 20,904,800	3,700,150	(29,200)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 19,473,000	3,505,140	(75,713)
							$9,390,078	$(104,729)
At June 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Pay	1-day Secured Overnight Financing Rate	06/17/24	USD 141,167,000	$805,005	$103,738
Call on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Pay	1-day Secured Overnight Financing Rate	06/14/24	USD 141,167,000	851,613	285,733
Call on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD 6,947,000	294,553	28,084
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD 13,893,000	605,414	80,791
Put on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Receive	1-day Secured Overnight Financing Rate	06/17/24	USD 141,167,000	805,005	(350,426)
Put on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Receive	1-day Secured Overnight Financing Rate	06/14/24	USD 141,167,000	862,770	(397,873)
Put on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD 6,947,000	294,553	(3,403)
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD 13,893,000	605,414	29,708
							$5,124,327	$(223,648)
See Accompanying Notes to Financial Statements
146

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

(1)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(2)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$39,936
Interest rate contracts	Investments in securities at value*	305,034
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	528
Interest rate contracts	Variation margin receivable on futures contracts**	1,655,604
Credit contracts	Variation margin receivable on centrally cleared swaps**	1,316,289
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	4,786,528
Interest rate contracts	Unrealized appreciation on OTC purchased forward premium swaptions	184
Interest rate contracts	Unrealized appreciation on OTC written forward premium swaptions	528,054
Total Asset Derivatives		$8,632,157
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$822
Interest rate contracts	Variation margin payable on futures contracts**	210,466
Interest rate contracts	Variation margin payable on centrally cleared swaps**	6,591,699
Interest rate contracts	Unrealized depreciation on OTC purchased forward premium swaptions	104,913
Interest rate contracts	Unrealized depreciation on OTC written forward premium swaptions	751,702
Interest rate contracts	Written options, at fair value	7,442,838
Total Liability Derivatives		$15,102,440

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
147

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(7,647,900)	$—	$(7,647,900)
Equity contracts	—	—	(143,402)	—	—	(143,402)
Foreign exchange contracts	(1,107,350)	(5,629)	—	—	175,510	(937,469)
Interest rate contracts	28,133	—	(3,797,566)	(5,229,920)	3,841,057	(5,158,296)
Total	$(1,079,217)	$(5,629)	$(3,940,968)	$(12,877,820)	$4,016,567	$(13,887,067)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$2,974,248		$2,974,248
Foreign exchange contracts	309,004	(294)	—	—	—	308,710
Interest rate contracts	(229,026)	—	1,480,265	(348,200)	320,961	1,224,000
Total	$79,978	$(294)	$1,480,265	$2,626,048	$320,961	$4,506,958

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$207,963	$—	$—	$137,007	$—	$—	$344,970
Forward foreign currency contracts	—	—	—	—	—	—	—	528	528
Forward premium swaptions	28,084	184	—	—	103,738	—	396,232	—	528,238
Total Assets	$28,084	$184	$207,963	$—	$103,738	$137,007	$396,232	$528	$873,736
Liabilities:
Forward foreign currency contracts	$—	$822	$—	$—	$—	$—	$—	$—	$822
Forward premium swaptions	3,403	104,913	—	—	350,426	—	397,873	—	856,615
Written options	430,097	908,138	1,279,964	859,601	1,081,532	342,622	2,540,884	—	7,442,838
Total Liabilities	$433,500	$1,013,873	$1,279,964	$859,601	$1,431,958	$342,622	$2,938,757	$—	$8,300,275
Net OTC derivative instruments by counterparty, at fair value	$(405,416)	$(1,013,689)	$(1,072,001)	$(859,601)	$(1,328,220)	$(205,615)	$(2,542,525)	$528	$(7,426,539)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$1,013,689	$920,000	$859,601	$1,190,000	$140,000	$2,210,000	$—	$6,333,290
Net Exposure(1)(2)	$(405,416)	$—	$(152,001)	$—	$(138,220)	$(65,615)	$(332,525)	$528	$(1,093,249)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At December 31, 2022, the Portfolio had pledged $1,020,000 and $1,110,000 in cash collateral to Barclays Bank PLC and Citibank N.A., respectively. In addition, the Portfolio had received $760,000 in cash collateral from Bank of America N.A. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
148

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,552,754,312.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$15,867,854
Gross Unrealized Depreciation	(175,387,093)
Net Unrealized Depreciation	$(159,519,239)
See Accompanying Notes to Financial Statements
149

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Communication Services: 2.5%
1,019,077 (1)	Globalstar, Inc.	$1,100,603	0.4
98,609 (1)	Playtika Holding Corp.	1,143,864	0.4
395,469 (1)	Vimeo, Inc.	1,629,332	0.5
50,117 (1)	Yelp, Inc.	1,824,760	0.6
23,324 (1)	Ziff Davis, Inc.	1,634,080	0.6
		7,332,639	2.5
	Consumer Discretionary: 7.6%
55,347	Acushnet Holdings Corp.	3,026,374	1.0
153,941	Arko Corp.	1,223,831	0.4
73,637	Gentex Corp.	2,154,619	0.7
194,529 (1)	GrowGeneration Corp.	661,399	0.2
44,400	H&R Block, Inc.	1,415,028	0.5
24,678	Harley-Davidson, Inc.	868,912	0.3
46,520	International Game Technology PLC	1,483,523	0.5
16,306	KB Home	843,183	0.3
77,602 (1)	Lindblad Expeditions Holdings, Inc.	844,310	0.3
8,003	Murphy USA, Inc.	2,489,813	0.9
177,928 (1)	Peloton Interactive, Inc.	1,368,266	0.5
31,999	Red Rock Resorts, Inc.	1,496,913	0.5
25,050	Sonic Automotive, Inc.	1,194,134	0.4
58,931	Steven Madden Ltd.	1,926,455	0.7
116,143 (1)	Udemy, Inc.	1,246,214	0.4
		22,242,974	7.6
	Consumer Staples: 1.1%
27,744 (1)	National Beverage Corp.	1,341,422	0.5
145,540	Primo Water Corp.	1,825,072	0.6
		3,166,494	1.1
	Energy: 6.0%
179,974	Antero Midstream Corp.	2,087,698	0.7
43,254	California Resources Corp.	1,958,974	0.7
482,627 (1)	Clean Energy Fuels Corp.	2,393,830	0.8
173,943	Excelerate Energy, Inc.	3,536,261	1.2
41,047	Murphy Oil Corp.	1,572,100	0.5
209,655	Permian Resources Corp.	2,297,819	0.8
171,269	SFL Corp. Ltd.	1,597,940	0.5
108,196	World Kinect Corp.	2,237,493	0.8
		17,682,115	6.0
	Financials: 17.5%
262,408 (2)	AGNC Investment Corp.	2,658,193	0.9
100,976 (1)	Ambac Financial Group, Inc.	1,437,898	0.5
36,107	Arrow Financial Corp.	727,195	0.2
110,485	Associated Banc-Corp.	1,793,171	0.6
89,608	Atlantic Union Bankshares Corp.	2,325,328	0.8
60,190	BankUnited, Inc.	1,297,094	0.4
68,779	BCB Bancorp, Inc.	807,465	0.3
63,534	Berkshire Hills Bancorp, Inc.	1,317,060	0.4
441,016	BGC Partners, Inc.	1,953,701	0.7
104,084	Capstar Financial Holdings, Inc.	1,277,111	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
101,953	ConnectOne Bancorp, Inc.	$1,691,400	0.6
121,603	Eastern Bankshares, Inc.	1,492,069	0.5
46,147	EVERTEC, Inc.	1,699,594	0.6
80,364	Farmers National Banc Corp.	994,103	0.3
169,582	First BanCorp. Puerto Rico	2,072,292	0.7
13,965	HCI Group, Inc.	862,758	0.3
142,444	KKR Real Estate Finance Trust, Inc.	1,733,543	0.6
129,168	Ladder Capital Corp.	1,401,473	0.5
53,421	NBT Bancorp., Inc.	1,701,459	0.6
39,808 (1)	NMI Holdings, Inc.	1,027,842	0.4
92,250	Old Republic International Corp.	2,321,932	0.8
34,101	Origin Bancorp, Inc.	999,159	0.3
72,004	Pacific Premier Bancorp, Inc.	1,489,043	0.5
276,795 (1)	Payoneer Global, Inc.	1,331,384	0.5
105,863	ProAssurance Corp.	1,597,473	0.5
56,355	Provident Financial Services, Inc.	920,841	0.3
304,035	Redwood Trust, Inc.	1,936,703	0.7
44,952 (1)	Remitly Global, Inc.	845,997	0.3
144,570 (1)	Robinhood Markets, Inc.	1,442,809	0.5
25,421	SEI Investments Co.	1,515,600	0.5
102,013	Simmons First National Corp.	1,759,724	0.6
88,651 (1)	StoneCo Ltd.	1,129,414	0.4
39,462	United Community Banks, Inc./GA	986,155	0.3
149,681	Valley National Bancorp	1,160,028	0.4
51,206	Victory Capital Holdings, Inc.	1,615,037	0.6
		51,322,048	17.5
	Health Care: 17.5%
703,382 (1)	23andMe Holding Co.	1,230,919	0.4
162,234 (1)	Alignment Healthcare, Inc.	932,845	0.3
206,342 (1)	Amicus Therapeutics, Inc.	2,591,656	0.9
21,399 (1)	Arrowhead Pharmaceuticals, Inc.	763,088	0.3
70,609 (1)	Avanos Medical, Inc.	1,804,766	0.6
251,156 (1)	BioCryst Pharmaceuticals, Inc.	1,768,138	0.6
15,977	Bio-Techne Corp.	1,304,203	0.4
25,325	Bruker Corp.	1,872,024	0.6
48,633 (1)	Castle Biosciences, Inc.	667,245	0.2
107,510 (1)	Catalyst Pharmaceuticals, Inc.	1,444,934	0.5
779,003 (1)	Cerus Corp.	1,916,347	0.6
190,691 (1)	Coherus Biosciences, Inc.	814,251	0.3
236,442 (1)	Community Health Systems, Inc.	1,040,345	0.4

See Accompanying Notes to Financial Statements
150

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
97,565 (1)	Corcept Therapeutics, Inc.	$2,170,821	0.7
26,464 (1)	Haemonetics Corp.	2,253,145	0.8
74,539 (1)	Halozyme Therapeutics, Inc.	2,688,622	0.9
22,304 (1)	HealthEquity, Inc.	1,408,275	0.5
117,533 (1)	Hims & Hers Health, Inc.	1,104,810	0.4
97,532 (1)	Insmed, Inc.	2,057,925	0.7
512,882 (1)	MannKind Corp.	2,087,430	0.7
11,925 (1)	Medpace Holdings, Inc.	2,864,027	1.0
95,121 (1)	NextGen Healthcare, Inc.	1,542,863	0.5
883,595 (1)	Opko Health, Inc.	1,917,401	0.7
54,400 (1)	Option Care Health, Inc.	1,767,456	0.6
94,833	Patterson Cos., Inc.	3,154,146	1.1
66,855 (1)	Privia Health Group, Inc.	1,745,584	0.6
44,747 (1)	QIAGEN NV	2,014,957	0.7
375,515 (1)	Rigel Pharmaceuticals, Inc.	484,414	0.2
72,806	Select Medical Holdings Corp.	2,319,599	0.8
126,720 (1)	Veradigm, Inc.	1,596,672	0.5
		51,328,908	17.5
	Industrials: 18.3%
56,578	ABM Industries, Inc.	2,413,052	0.8
47,081	Allison Transmission Holdings, Inc.	2,658,193	0.9
24,120	Apogee Enterprises, Inc.	1,144,976	0.4
51,053	Barnes Group, Inc.	2,153,926	0.7
166,495 (1)	CoreCivic, Inc.	1,566,718	0.5
45,807	CSG Systems International, Inc.	2,415,861	0.8
20,224	CSW Industrials, Inc.	3,361,027	1.1
126,688 (1)	First Advantage Corp.	1,952,262	0.7
25,993	Franklin Electric Co., Inc.	2,674,680	0.9
136,274 (1)(2)	Geo Group, Inc./The	975,722	0.3
101,177	Hillenbrand, Inc.	5,188,357	1.8
116,622 (1)	Hudson Technologies, Inc.	1,121,904	0.4
19,499	Insperity, Inc.	2,319,601	0.8
44,480	Kennametal, Inc.	1,262,787	0.4
90,009 (1)	Legalzoom.com, Inc.	1,087,309	0.4
80,647 (1)	Manitowoc Co., Inc./The	1,518,583	0.5
105,589	Marten Transport Ltd.	2,270,163	0.8
261,501	Mueller Water Products, Inc.	4,244,161	1.5
210,882 (1)	NOW, Inc.	2,184,737	0.7
79,972 (1)	Resideo Technologies, Inc.	1,412,306	0.5
105,248	Shyft Group, Inc./The	2,321,771	0.8
77,480	Wabash National Corp.	1,986,587	0.7
16,877	Watts Water Technologies, Inc.	3,100,811	1.1
83,053	Zurn Elkay Water Solutions Corp.	2,233,295	0.8
		53,568,789	18.3
	Information Technology: 14.1%
133,177	A10 Networks, Inc.	1,943,052	0.7
84,997 (1)	ACI Worldwide, Inc.	1,969,380	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
23,129 (1)	Agilysys, Inc.	$1,587,575	0.5
13,797 (1)	Altair Engineering, Inc.	1,046,364	0.4
83,153 (1)	Avid Technology, Inc.	2,120,402	0.7
84,493 (1)	Box, Inc.	2,482,404	0.9
41,195 (2)	Clear Secure, Inc.	954,488	0.3
29,441	Cognex Corp.	1,649,285	0.6
89,391 (1)	Dropbox, Inc.	2,384,058	0.8
59,750 (1)	EngageSmart, Inc.	1,140,628	0.4
106,781	Gen Digital, Inc.	1,980,788	0.7
14,967 (1)	Intapp, Inc.	627,267	0.2
41,229 (1)	MACOM Technology Solutions Holdings, Inc.	2,701,736	0.9
56,664 (1)	N-Able, Inc.	816,528	0.3
41,190 (1)	Nutanix, Inc.	1,155,380	0.4
38,971 (1)	Photronics, Inc.	1,005,062	0.3
88,417 (1)	PowerSchool Holdings, Inc.	1,692,301	0.6
26,381 (1)	Procore Technologies, Inc.	1,716,612	0.6
34,678	Sapiens International Corp. NV	922,435	0.3
31,986 (1)	Smartsheet, Inc.	1,223,784	0.4
39,135 (1)	Squarespace, Inc.	1,234,318	0.4
22,374 (1)	Tenable Holdings, Inc.	974,388	0.3
48,813 (1)	Varonis Systems, Inc.	1,300,866	0.4
42,188 (1)	Veeco Instruments, Inc.	1,083,388	0.4
244,688 (1)	Viavi Solutions, Inc.	2,772,315	0.9
58,768 (1)	Yext, Inc.	664,666	0.2
140,613 (1)	Zeta Global Holdings Corp.	1,200,835	0.4
93,911 (1)	Zuora, Inc.	1,030,204	0.4
		41,380,509	14.1
	Materials: 6.7%
19,585	Ashland, Inc.	1,702,132	0.6
53,901	Avient Corp.	2,204,551	0.7
14,695	Balchem Corp.	1,981,033	0.7
273,207	Element Solutions, Inc.	5,245,575	1.8
287,911	Glatfelter Corp.	869,491	0.3
416,513	Hecla Mining Co.	2,145,042	0.7
37,022	Minerals Technologies, Inc.	2,135,799	0.7
48,789	Sensient Technologies Corp.	3,470,362	1.2
		19,753,985	6.7
	Real Estate: 5.4%
235,271 (1)	Anywhere Real Estate, Inc.	1,571,610	0.5
156,567	Apartment Investment and Management Co.	1,333,951	0.5
72,179	CareTrust REIT, Inc.	1,433,475	0.5
123,759 (2)	Empire State Realty Trust, Inc.	926,955	0.3
16,164	First Industrial Realty Trust, Inc.	850,873	0.3
57,663 (2)	Gladstone Land Corp.	938,177	0.3
77,032	Global Net Lease, Inc.	791,889	0.3
127,663	Macerich Co.	1,438,762	0.5
443,908 (1)	Opendoor Technologies, Inc.	1,784,510	0.6

See Accompanying Notes to Financial Statements
151

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
78,788	Plymouth Industrial REIT, Inc.	$1,813,700	0.6
174,748	Sabra Healthcare REIT, Inc.	2,056,784	0.7
153,466	Summit Hotel Properties, Inc.	999,063	0.3
		15,939,749	5.4
	Utilities: 1.2%
23,288	ALLETE, Inc.	1,350,005	0.5
51,981	Avista Corp.	2,041,294	0.7
		3,391,299	1.2
	Total Common Stock
	(Cost $285,006,246)	287,109,509	97.9
EXCHANGE-TRADED FUNDS: 1.7%
27,293	iShares Russell 2000 ETF	5,111,160	1.7
	Total Exchange-Traded Funds (Cost $4,956,060)	5,111,160	1.7
	Total Long-Term Investments (Cost $289,962,306)	292,220,669	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 1.2%
1,000,000 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/35-09/01/61)	1,000,000	0.3
1,000,000 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $1,000,417, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/24-08/20/67)	1,000,000	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
541,532 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $541,758, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $552,363, due 07/27/23-07/01/53)	$541,532	0.2
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	1,000,000	0.3
	Total Repurchase Agreements (Cost $3,541,532)	3,541,532	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
876,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $876,000)	876,000	0.3
	Total Short-Term Investments
	(Cost $4,417,532)	4,417,532	1.5
	Total Investments in Securities (Cost $294,379,838)	$296,638,201	101.1
	Liabilities in Excess of Other Assets	(3,366,764)	(1.1)
	Net Assets	$293,271,437	100.0

See Accompanying Notes to Financial Statements
152

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2023 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$287,109,509	$—	$—	$287,109,509
Exchange-Traded Funds	5,111,160	—	—	5,111,160
Short-Term Investments	876,000	3,541,532	—	4,417,532
Total Investments, at fair value	$293,096,669	$3,541,532	$—	$296,638,201

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $316,077,090.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$20,287,227
Gross Unrealized Depreciation	(39,726,374)
Net Unrealized Depreciation	$(19,439,147)
See Accompanying Notes to Financial Statements
153

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-CAPAPALL (0623-082123)

Semi-Annual Report
June 30, 2023
■
Voya VACS Index Series EM Portfolio

■
Voya VACS Index Series I Portfolio

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Voya VACS Index Series MC Portfolio

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Voya VACS Index Series S Portfolio

■
Voya VACS Index Series SC Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month year ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya VACS Index Series EM Portfolio(1)	$1,000.00	$1,063.00	0.18%	$0.55	$1,000.00	$1,023.90	0.18%	$0.90
Voya VACS Index Series I Portfolio(2)	$1,000.00	$1,034.00	0.15%	$0.62	$1,000.00	$1,024.05	0.15%	$0.75
Voya VACS Index Series MC Portfolio(3)	$1,000.00	$1,013.00	0.15%	$0.64	$1,000.00	$1,024.05	0.15%	$0.75
Voya VACS Index Series S Portfolio(3)	$1,000.00	$1,101.00	0.15%	$0.67	$1,000.00	$1,024.05	0.15%	$0.75
Voya VACS Index Series SC Portfolio(4)	$1,000.00	$1,018.00	0.15%	$0.67	$1,000.00	$1,024.05	0.15%	$0.75

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was March 15, 2023. Expenses paid for the actual Portfolio’s return reflect the 108-day period ended June 30, 2023.

(2)
Commencement of operations was February 3, 2023. Expenses paid for the actual Portfolio’s return reflect the 148-day period ended June 30, 2023.

(3)
Commencement of operations was January 27, 2023. Expenses paid for the actual Portfolio’s return reflect the 155-day period ended June 30, 2023.

(4)
Commencement of operations was January 20, 2023. Expenses paid for the actual Portfolio’s return reflect the 162-day period ended June 30, 2023.

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value*	$554,530,649	$1,165,911,468	$343,740,188
Investments in affiliates at fair value**	—	—	237,073
Cash	4,236,049	36,928,527	831,559
Cash collateral for futures contracts	244,378	1,501,421	63,360
Due from Manager	—	589,318	—
Foreign currencies at value‡	805,819	2,030,837	—
Receivables:
Investment securities sold	13,000	—	25,359
Fund shares sold	522,596	1,111,907	312,033
Dividends	2,644,545	2,015,099	360,532
Interest	922,490	65,504	1,675
Foreign tax reclaims	4,865	1,778,057	—
Variation margin on futures contracts	59,348	515,955	6,600
Other assets	176	686	188
Total assets	563,983,915	1,212,448,779	345,578,567
LIABILITIES:
Payable for investment securities purchased	204,801	—	228,874
Payable for fund shares redeemed	58,460	131,535	38,973
Payable for unified fees	73,676	152,672	41,053
Payable to trustees under the deferred compensation plan (Note 5)	176	686	188
Payable for foreign capital gains tax	550,030	—	—
Other accrued expenses and liabilities	183	—	—
Total liabilities	887,326	284,893	309,088
NET ASSETS	$563,096,589	$1,212,163,886	$345,269,479
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$551,513,227	$1,170,794,623	$340,056,967
Total distributable earnings	11,583,362	41,369,263	5,212,512
NET ASSETS	$563,096,589	$1,212,163,886	$345,269,479
* Cost of investments in securities	$547,196,384	$1,146,562,028	$341,103,743
** Cost of investments in affiliates	$—	$—	$231,063
‡ Cost of foreign currencies	$805,490	$2,030,904	$—
Net assets	$563,096,589	$1,212,163,886	$345,269,479
Shares authorized	200,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	52,996,365	117,242,623	34,097,580
Net asset value and redemption price per share†	$10.63	$10.34	$10.13
See Accompanying Notes to Financial Statements
2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value*	$3,361,117,210	$362,556,934
Cash	93,134,568	9,034,000
Cash collateral for futures contracts	5,642,560	736,560
Receivables:
Investment securities sold	—	118,347
Fund shares sold	2,856,363	325,468
Dividends	2,172,231	366,243
Interest	151,010	15,164
Foreign tax reclaims	—	491
Variation margin on futures contracts	1,200,857	30,240
Other assets	1,919	198
Total assets	3,466,276,718	373,183,645
LIABILITIES:
Payable for investment securities purchased	—	22,239
Payable for fund shares redeemed	336,146	48,717
Payable for unified fees	413,559	46,340
Payable to trustees under the deferred compensation plan (Note 5)	1,919	198
Total liabilities	751,624	117,494
NET ASSETS	$3,465,525,094	$373,066,151
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,148,999,302	$364,453,327
Total distributable earnings	316,525,792	8,612,824
NET ASSETS	$3,465,525,094	$373,066,151
* Cost of investments in securities	$3,069,016,691	$358,422,530
Net assets	$3,465,525,094	$373,066,151
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	314,827,139	36,649,108
Net asset value and redemption price per share†	$11.01	$10.18
See Accompanying Notes to Financial Statements
3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
	March 15, 2023(1) to June 30, 2023	February 3, 2023(1) to June 30, 2023	January 27, 2023(1) to June 30, 2023
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,665,732	$22,091,891	$2,549,224
Dividends from affiliates	—	—	1,256
Interest	250,507	361,523	17,014
Other	318	2,016	607
Total investment income	4,916,557	22,455,430	2,568,101
EXPENSES:
Unified fees	154,289	673,215	195,879
Trustee fees	71	4,144	1,405
Miscellaneous expense	25,004	1,112	—
Interest expense	—	—	3,600
Total expenses	179,364	678,471	200,884
Net expenses	179,364	678,471	200,884
Net investment income	4,737,193	21,776,959	2,367,217
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	477,430	(692,660)	200,215
Sale of investments in affiliates	—	—	303
Foreign currency related transactions	(544,218)	228,376	—
Futures	259,960	407,819	(22,714)
Net realized gain (loss)	193,172	(56,465)	177,804
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued)#	6,784,234	19,349,440	2,636,445
Affiliates	—	—	6,010
Foreign currency related transactions	(1,172)	8,130	—
Futures	(130,065)	291,199	25,036
Net change in unrealized appreciation (depreciation)	6,652,997	19,648,769	2,667,491
Net realized and unrealized gain	6,846,169	19,592,304	2,845,295
Increase in net assets resulting from operations	$11,583,362	$41,369,263	$5,212,512
* Foreign taxes withheld	$607,830	$2,544,113	$1,209
# Change in foreign capital gains taxes accrued	$550,030	$—	$—

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
4

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
	January 27, 2023(1) to June 30, 2023	January 20, 2023(1) to June 30, 2023
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$23,511,089	$2,613,805
Interest	926,979	158,385
Other	6,025	675
Total investment income	24,444,093	2,772,865
EXPENSES:
Unified fees	1,983,076	216,714
Professional fees	—	108
Trustee fees	13,826	1,636
Interest expense	5,010	4,613
Total expenses	2,001,912	223,071
Net expenses	2,001,912	223,071
Net investment income	22,442,181	2,549,794
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,071,067)	1,867,559
Futures	4,090,104	(14,831)
Net realized gain (loss)	(980,963)	1,852,728
Net change in unrealized appreciation (depreciation) on:
Investments	292,100,519	4,134,404
Futures	2,964,055	75,898
Net change in unrealized appreciation (depreciation)	295,064,574	4,210,302
Net realized and unrealized gain	294,083,611	6,063,030
Increase in net assets resulting from operations	$316,525,792	$8,612,824
* Foreign taxes withheld	$7,110	$3,721

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
	March 15, 2023(1) to June 30, 2023 (Unaudited)	February 3, 2023(1) to June 30, 2023 (Unaudited)	January 27, 2023(1) to June 30, 2023 (Unaudited)
FROM OPERATIONS:
Net investment income	$4,737,193	$21,776,959	$2,367,217
Net realized gain (loss)	193,172	(56,465)	177,804
Net change in unrealized appreciation	6,652,997	19,648,769	2,667,491
Increase in net assets resulting from operations	11,583,362	41,369,263	5,212,512
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	573,270,899	1,219,241,323	367,425,373
	573,270,899	1,219,241,323	367,425,373
Cost of shares redeemed	(21,757,672)	(48,446,700)	(27,368,406)
Net increase in net assets resulting from capital share transactions	551,513,227	1,170,794,623	340,056,967
Net increase in net assets	563,096,589	1,212,163,886	345,269,479
NET ASSETS:
Beginning of year or period	—	—	—
End of year or period	$563,096,589	$1,212,163,886	$345,269,479

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
	January 27, 2023(1) to June 30, 2023 (Unaudited)	January 20, 2023(1) to June 30, 2023 (Unaudited)
FROM OPERATIONS:
Net investment income	$22,442,181	$2,549,794
Net realized gain (loss)	(980,963)	1,852,728
Net change in unrealized appreciation	295,064,574	4,210,302
Increase in net assets resulting from operations	316,525,792	8,612,824
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,314,839,196	389,151,263
	3,314,839,196	389,151,263
Cost of shares redeemed	(165,839,894)	(24,697,936)
Net increase in net assets resulting from capital share transactions	3,148,999,302	364,453,327
Net increase in net assets	3,465,525,094	373,066,151
NET ASSETS:
Beginning of year or period	—	—
End of year or period	$3,465,525,094	$373,066,151

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
7

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya VACS Index Series EM Portfolio
03-15-23(5) - 06-30-23+	10.00	0.13•	0.50	0.63	—	—	—	—	—	10.63	6.30	0.18	0.18	0.18	4.14	563,097	3
Voya VACS Index Series I Portfolio
02-03-23(5) - 06-30-23+	10.00	0.20•	0.14	0.34	—	—	—	—	—	10.34	3.40	0.15	0.15	0.15	4.89	1,212,164	2
Voya VACS Index Series MC Portfolio
01-27-23(5) - 06-30-23+	10.00	0.07•	0.06	0.13	—	—	—	—	—	10.13	1.30	0.15	0.15	0.15	1.80	345,269	14
Voya VACS Index Series S Portfolio
01-27-23(5) - 06-30-23+	10.00	0.07•	0.94	1.01	—	—	—	—	—	11.01	10.10	0.15	0.15	0.15	1.71	3,465,525	2
Voya VACS Index Series SC Portfolio
01-20-23(5) - 06-30-23+	10.00	0.08•	0.10	0.18	—	—	—	—	—	10.18	1.80	0.15	0.15	0.15	1.74	373,066	15

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.
Voya Investors Trust (the “Trust”) is registered as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.
Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in a Fund may only be made by “accredited investors,” within the meaning of Regulation D under the 1933 Act.
The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
There was no open OTC derivatives at June 30, 2023 for any Portfolio.
H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2023, the Portfolios had average notional values on futures contracts purchased as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts purchased as of June 30, 2023.
Purchased
Series EM	$6,356,093
Series I	35,610,400
Series MC	1,161,245
Series S	80,949,088
Series SC	10,580,490

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were as follows:
	Purchases	Sales
Series EM	$556,511,594	$9,793,173
Series I	1,164,710,756	17,451,942
Series MC	385,050,464	43,916,175
Series S	3,130,772,867	56,685,109
Series SC	407,554,710	50,999,740
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following affiliated investment companies owned more than 5% of the following Portfolios:
Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2025 Portfolio	Series EM	9.19%
	Series I	9.40
	Series MC	9.69
	Series S	10.91
	Series SC	6.01
Voya Index Solution 2030 Portfolio	Series EM	8.93
	Series I	9.55
	Series MC	10.21
	Series S	9.38
	Series SC	11.90
Voya Index Solution 2035 Portfolio	Series EM	19.23
	Series I	17.68
	Series MC	16.47
	Series S	18.09
	Series SC	19.24
Voya Index Solution 2040 Portfolio	Series EM	11.40
	Series I	12.48
	Series MC	12.18
	Series S	11.97
	Series SC	13.68
Voya Index Solution 2045 Portfolio	Series EM	16.83
	Series I	18.13
	Series MC	15.99
	Series S	16.83
	Series SC	17.94
Voya Index Solution 2050 Portfolio	Series EM	10.18
	Series I	10.95
	Series MC	11.61
	Series S	10.56
	Series SC	10.87
Voya Index Solution 2055 Portfolio	Series EM	11.65
	Series I	11.24
	Series MC	11.91
	Series S	10.84
	Series SC	11.13
Voya Index Solution 2060 Portfolio	Series EM	6.48
	Series I	6.24
	Series MC	6.63
	Series S	6.03
	Series SC	6.22
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may engage in purchase and sale transactions with fund’s that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the period ended June 30, 2023, Series I, Series MC, Series SC, and Series S engaged in such transactions amounting to $970,848,267, $324,959,617, $323,491,160, and $3,104,571,486 of in-kind purchases, respectively.
NOTE 6 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — LINE OF CREDIT (continued)

The below Portfolios utilized the line of credit during the period ended June 30, 2023 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Series MC	3	$7,743,000	5.58%
Series S	3	10,775,000	5.58
Series SC	3	9,920,000	5.58
NOTE 7 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Series EM
3/15/2023(1) - 6/30/2023	49,162	—	—	(5,499)	43,663	573,270,899	—	—	(21,757,672)	551,513,227
Series I
2/3/2023(1) - 6/30/2023	122,057,668	—	—	(4,815,045)	117,242,623	1,219,241,323	—	—	(48,446,700)	1,170,794,623
Series MC
1/27/2023(1) - 6/30/2023	36,894,259	—	—	(2,796,679)	34,097,580	367,425,373	—	—	(27,368,406)	340,056,967
Series S
1/27/2023(1) - 6/30/2023	331,202,013	—	—	(16,374,874)	314,827,139	3,314,839,196	—	—	(165,839,894)	3,148,999,302
Series SC
1/20/2023(1) - 6/30/2023	39,097,627	—	—	(2,448,519)	36,649,108	389,151,263	—	—	(24,697,936)	364,453,327

(1)
Commencement of operations.

NOTE 8 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.
No Portfolios engaged in securities lending for the period ended June 30, 2023.
NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Portfolios have paid no dividends or distributions to shareholders during the period ended June 30, 2023.
The tax-basis components of distributable earnings will be determined at the Portfolios’ initial tax year-end of December 31, 2023.
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 11 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk,

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — LIQUIDITY (continued)

including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 12 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.
NOTE 14 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

18

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.2%
	Brazil: 4.0%
391,708	Ambev SA	$1,261,463	0.2
53,708	Atacadao Distribuicao Comercio e Industria Ltd.	125,740	0.0
483,674	B3 SA - Brasil Bolsa Balcao	1,475,811	0.3
131,436	Banco Bradesco SA	402,691	0.1
98,771	Banco BTG Pactual SA - Unit	651,020	0.1
70,702	Banco do Brasil S.A.	730,911	0.1
30,903	Banco Santander Brasil SA - Unit	198,267	0.0
57,828	BB Seguridade Participacoes SA	371,374	0.1
85,977	CCR SA	251,923	0.0
94,968	Centrais Eletricas Brasileiras SA	789,185	0.1
29,068	Cia de Saneamento Basico do Estado de Sao Paulo	344,455	0.1
54,601	Cia Siderurgica Nacional S.A.	138,891	0.0
100,210	Cosan SA	374,411	0.1
20,402	CPFL Energia SA	145,893	0.0
19,209	Energisa SA - Unit	202,192	0.0
79,177 (1)	Eneva SA	202,895	0.0
20,060	Engie Brasil Energia SA	191,584	0.0
84,263	Equatorial Energia SA	565,061	0.1
440,347 (1)(2)	Hapvida Participacoes e Investimentos S/A	403,727	0.1
35,428	Hypera S.A.	341,391	0.1
63,193	JBS SA	231,091	0.0
64,207	Klabin SA - Unit	292,728	0.1
74,165	Localiza Rent a Car SA (RENT3)	1,060,850	0.2
81,459	Lojas Renner SA	341,270	0.1
257,599 (1)	Magazine Luiza SA	181,840	0.0
73,567 (1)	Natura & Co. Holding SA	257,658	0.0
306,185	Petroleo Brasileiro SA	2,119,801	0.4
58,434 (1)	PRIO SA/Brazil	453,857	0.1
92,061	Raia Drogasil SA	567,763	0.1
48,060 (2)	Rede D’Or Sao Luiz SA	331,427	0.1
105,394	Rumo SA	489,969	0.1
111,539	Sendas Distribuidora SA	320,999	0.1
61,464	Suzano SA	568,274	0.1
36,037	Telefonica Brasil SA-VIVT3	327,089	0.1
74,663	TIM SA/Brazil	228,283	0.0
44,048	Totvs S.A.	276,990	0.0
60,320	Ultrapar Participacoes SA	238,851	0.0
281,333	Vale SA	3,780,915	0.7
95,352	Vibra Energia SA	362,434	0.1
139,203	Weg S.A.	1,099,507	0.2
		22,700,481	4.0
	Chile: 0.4%
3,573,389	Banco de Chile	373,003	0.1
4,891	Banco de Credito e Inversiones SA	149,447	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Chile (continued)
5,441,492	Banco Santander Chile	$257,498	0.1
117,219	Cencosud SA	227,185	0.0
11,015	Cia Cervecerias Unidas SA	88,820	0.0
1,284,992	Cia Sud Americana de Vapores SA	87,268	0.0
96,025	Empresas CMPC SA	183,725	0.0
32,166	Empresas COPEC SA	238,711	0.1
1,770,670	Enel Americas SA	236,286	0.1
2,327,952	Enel Chile SA	151,276	0.0
70,893	Falabella SA	170,213	0.0
		2,163,432	0.4
	China: 29.1%
37,000 (1)	360 Security Technology, Inc. - A Shares	63,999	0.0
13,200	37 Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	63,495	0.0
122,500 (2)	3SBio, Inc.	123,269	0.0
60,000	AAC Technologies Holdings, Inc.	141,812	0.0
3,190 (1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	69,061	0.0
13,700	AECC Aviation Power Co. Ltd. - A Shares	79,855	0.0
488,400	Agricultural Bank of China Ltd. - A Shares	237,483	0.1
2,337,000	Agricultural Bank of China Ltd. - H Shares	920,378	0.2
53,691	Aier Eye Hospital Group Co. Ltd. - A Shares	137,412	0.0
208,000 (1)	Air China Ltd. - H Shares	148,588	0.0
40,000 (1)(2)	Akeso, Inc.	181,439	0.1
1,364,300 (1)	Alibaba Group Holding Ltd.	14,202,132	2.5
400,000 (1)	Alibaba Health Information Technology Ltd.	242,059	0.1
80,800	Aluminum Corp. of China Ltd. - A Shares	61,275	0.0
328,000	Aluminum Corp. of China Ltd. - H Shares	141,967	0.0
6,800	Angel Yeast Co. Ltd. - A Shares	33,937	0.0
22,000	Anhui Conch Cement Co., Ltd. - A Shares	72,001	0.0
101,500	Anhui Conch Cement Co., Ltd. - H Shares	270,049	0.1
2,200	Anhui Gujing Distillery Co. Ltd. - A Shares	74,983	0.0
10,043	Anhui Gujing Distillery Co. Ltd. - B Shares	173,179	0.1
4,500	Anhui Kouzi Distillery Co. Ltd. - A Shares	30,653	0.0
4,800	Anhui Yingjia Distillery Co. Ltd. - A Shares	42,240	0.0
2,100	Anjoy Foods Group Co. Ltd. - A Shares	42,522	0.0

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
100,600	Anta Sports Products Ltd.	$1,033,758	0.2
2,400	Asymchem Laboratories Tianjin Co. Ltd. - A Shares	39,028	0.0
6,186	Autohome, Inc. ADR	180,384	0.0
13,200	Avary Holding Shenzhen Co. Ltd. - A Shares	44,201	0.0
5,100	AVIC Helicopter Co. Ltd. - A Shares	27,995	0.0
64,400	AVIC Industry-Finance Holdings Co. Ltd. - A Shares	34,004	0.0
215,000	AviChina Industry & Technology Co. Ltd. - H Shares	104,594	0.0
184,650 (1)	Baidu, Inc.	3,149,350	0.6
123,400	Bank of Beijing Co. Ltd. - A Shares	78,721	0.0
26,300	Bank of Chengdu Co. Ltd. - A Shares	44,263	0.0
184,900	Bank of China Ltd. - A Shares	99,548	0.0
6,563,000	Bank of China Ltd. - H Shares	2,634,995	0.5
167,600	Bank of Communications Co. Ltd. - A Shares	133,957	0.0
745,000	Bank of Communications Co., Ltd. - H Shares	494,300	0.1
38,200	Bank of Hangzhou Co. Ltd. - A Shares	61,882	0.0
80,500	Bank of Jiangsu Co. Ltd. - A Shares	81,601	0.0
60,400	Bank of Nanjing Co. Ltd. - A Shares	66,605	0.0
39,600	Bank of Ningbo Co. Ltd. - A Shares	138,188	0.0
89,000	Bank of Shanghai Co. Ltd. - A Shares	70,509	0.0
103,200	Baoshan Iron & Steel Co. Ltd. - A Shares	79,907	0.0
55,900 (1)	BeiGene Ltd.	766,477	0.2
164,000 (1)	Beijing Capital International Airport Co., Ltd. - H Shares	106,436	0.0
4,100	Beijing Easpring Material Technology Co. Ltd. - A Shares	28,569	0.0
23,100	Beijing Enlight Media Co. Ltd. - A Shares	25,768	0.0
44,000	Beijing Enterprises Holdings Ltd.	159,636	0.0
348,000	Beijing Enterprises Water Group Ltd.	82,783	0.0
2,471	Beijing Kingsoft Office Software, Inc. - A Shares	161,005	0.0
12,300	Beijing New Building Materials PLC - A Shares	41,523	0.0
8,300	Beijing Tongrentang Co. Ltd. - A Shares	65,847	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
5,320	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - A Shares	$48,986	0.0
196,100	Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	142,180	0.0
3,300	Bethel Automotive Safety Systems Co. Ltd. - A Shares	36,013	0.0
15,840 (1)	Bilibili, Inc.	238,386	0.1
3,094	Bloomage Biotechnology Corp. Ltd. - A Shares	38,039	0.0
169,400	BOE Technology Group Co. Ltd. - A Shares	95,586	0.0
278,000	Bosideng International Holdings Ltd.	117,434	0.0
9,700	BYD Co. Ltd. - A Shares	345,940	0.1
80,000	Byd Co., Ltd. - H Shares	2,565,173	0.5
62,000	BYD Electronic International Co. Ltd.	188,603	0.1
12,400	By-health Co. Ltd. - A Shares	40,975	0.0
52,000	C&D International Investment Group Ltd.	118,586	0.0
35,900	Caitong Securities Co. Ltd. - A Shares	35,851	0.0
2,240 (1)	Cambricon Technologies Corp. Ltd. - A Shares	58,245	0.0
6,400	Canmax Technologies Co. Ltd.	31,649	0.0
6,800	CETC Cyberspace Security Technology Co. Ltd.	26,153	0.0
924,000 (2)	CGN Power Co. Ltd. - H Shares	223,143	0.1
2,600	Changchun High & New Technology Industry Group, Inc. - A Shares	48,904	0.0
44,000	Changjiang Securities Co. Ltd. - A Shares	35,181	0.0
2,200	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A Shares	37,478	0.0
12,800	Chaozhou Three-Circle Group Co. Ltd. - A Shares	51,798	0.0
7,100	Chengxin Lithium Group Co. Ltd. - A Shares	31,228	0.0
20,700	China Baoan Group Co. Ltd. - A Shares	34,440	0.0
749,000	China Cinda Asset Management Co. Ltd. - H Shares	74,868	0.0
752,000	China CITIC Bank Corp. Ltd. - H Shares	353,559	0.1
174,000	China Coal Energy Co. - H Shares	129,563	0.0
218,000	China Communications Services Corp., Ltd. - H Shares	107,633	0.0

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
123,000	China Conch Venture Holdings Ltd.	$160,708	0.0
7,922,000	China Construction Bank - H Shares	5,128,890	0.9
71,400	China Construction Bank Corp. - A Shares	61,574	0.0
22,500	China CSSC Holdings Ltd. - A Shares	102,163	0.0
76,200 (1)	China Eastern Airlines Corp. Ltd. - A Shares	49,982	0.0
197,600	China Energy Engineering Corp. Ltd. - A Shares	63,715	0.0
197,300	China Everbright Bank Co. Ltd. - A Shares	83,430	0.0
311,000	China Everbright Bank Co. Ltd. - H Shares	89,445	0.0
308,000	China Everbright Environment Group Ltd.	121,741	0.0
301,000 (2)	China Feihe Ltd.	168,010	0.0
371,000	China Galaxy Securities Co. Ltd. - H Shares	198,592	0.1
232,400	China Gas Holdings Ltd.	266,536	0.1
23,500	China Greatwall Technology Group Co. Ltd. - A Shares	44,791	0.0
196,500	China Hongqiao Group Ltd.	160,499	0.0
8,400	China International Capital Corp. Ltd. - A Shares	41,120	0.0
129,600 (2)	China International Capital Corp. Ltd. - H Shares	228,474	0.1
464,000	China Jinmao Holdings Group Ltd.	68,406	0.0
27,300	China Jushi Co. Ltd. - A Shares	53,304	0.0
94,000	China Lesso Group Holdings Ltd.	61,948	0.0
16,000	China Life Insurance Co. Ltd. - A Shares	77,143	0.0
610,000	China Life Insurance Co., Ltd. - H Shares	1,021,130	0.2
35,000 (1)(2)	China Literature Ltd.	147,616	0.0
278,000	China Longyuan Power Group Corp. Ltd. - H Shares	287,139	0.1
121,000	China Medical System Holdings Ltd.	197,431	0.1
58,000	China Meidong Auto Holdings Ltd.	67,211	0.0
257,000	China Mengniu Dairy Co., Ltd.	971,278	0.2
104,700	China Merchants Bank Co. Ltd. - A Shares	473,334	0.1
322,000	China Merchants Bank Co., Ltd. - H Shares	1,468,671	0.3
53,300	China Merchants Energy Shipping Co. Ltd. - A Shares	42,508	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
120,000	China Merchants Port Holdings Co. Ltd.	$169,761	0.0
41,400	China Merchants Securities Co. Ltd. - A Shares	77,498	0.0
40,800	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	73,251	0.0
172,712	China Minsheng Banking Corp. Ltd. - A Shares	89,233	0.0
525,500	China Minsheng Banking Corp. Ltd. - H Shares	194,553	0.1
330,000	China National Building Material Co., Ltd. - H Shares	203,921	0.1
39,300	China National Chemical Engineering Co. Ltd. - A Shares	44,866	0.0
92,700	China National Nuclear Power Co. Ltd. - A Shares	90,083	0.0
6,240	China National Software & Service Co. Ltd. - A Shares	40,339	0.0
20,700	China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	68,490	0.0
148,000	China Oilfield Services Ltd. - H Shares	153,256	0.0
311,500	China Overseas Land & Investment Ltd.	681,452	0.1
115,000	China Overseas Property Holdings Ltd.	116,223	0.0
29,700	China Pacific Insurance Group Co. Ltd. - A Shares	106,397	0.0
222,000	China Pacific Insurance Group Co., Ltd. - H Shares	576,348	0.1
143,600	China Petroleum & Chemical Corp. - A Shares	125,837	0.0
2,076,000	China Petroleum & Chemical Corp. - H Shares	1,220,564	0.2
415,000	China Power International Development Ltd. - H Shares	153,087	0.0
90,200	China Railway Group Ltd. - A Shares	94,308	0.0
372,000	China Railway Group Ltd. - H Shares	246,145	0.1
7,500	China Rare Earth Resources And Technology Co. Ltd. - A Shares	30,623	0.0
134,000	China Resources Beer Holdings Co Ltd.	885,502	0.2
208,000	China Resources Cement Holdings Ltd. - H Shares	86,038	0.0
77,000	China Resources Gas Group Ltd.	264,063	0.1
264,000	China Resources Land Ltd.	1,123,495	0.2

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
7,376	China Resources Microelectronics Ltd. - A Shares	$53,336	0.0
58,200 (2)	China Resources Mixc Lifestyle Services Ltd.	289,903	0.1
134,000 (2)	China Resources Pharmaceutical Group Ltd.	116,968	0.0
160,000	China Resources Power Holdings Co.	362,394	0.1
6,200	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	51,774	0.0
472,000 (1)	China Ruyi Holdings Ltd.	111,245	0.0
29,500	China Shenhua Energy Co. Ltd. - A Shares	124,985	0.0
281,500	China Shenhua Energy Co., Ltd. - H Shares	862,690	0.2
65,400 (1)	China Southern Airlines Co. Ltd. - A Shares	54,325	0.0
168,000 (1)	China Southern Airlines Co. Ltd. - H Shares	95,110	0.0
223,500	China State Construction Engineering Corp. Ltd. - A Shares	176,717	0.1
176,000	China State Construction International Holdings Ltd.	201,173	0.1
126,000	China Taiping Insurance Holdings Co., Ltd.	131,263	0.0
131,200	China Three Gorges Renewables Group Co. Ltd. - A Shares	97,104	0.0
10,100	China Tourism Group Duty Free Corp. Ltd. - A Shares	154,156	0.0
6,300 (1)(2)	China Tourism Group Duty Free Corp. Ltd. - H Shares	85,478	0.0
3,630,000 (2)	China Tower Corp. Ltd. - H Shares	404,271	0.1
232,000	China Traditional Chinese Medicine Holdings Co. Ltd.	108,338	0.0
142,900	China United Network Communications Ltd. - A Shares	94,512	0.0
45,300	China Vanke Co. Ltd. - A Shares	87,461	0.0
179,100	China Vanke Co. Ltd. - H Shares	241,267	0.1
114,100	China Yangtze Power Co. Ltd. - A Shares	346,579	0.1
3,500	China Zhenhua Group Science & Technology Co. Ltd. - A Shares	46,274	0.0
234,000	Chinasoft International Ltd.	147,574	0.0
3,300	Chongqing Brewery Co. Ltd. - A Shares	41,907	0.0
44,900	Chongqing Changan Automobile Co. Ltd. - A Shares	80,284	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
11,550	Chongqing Zhifei Biological Products Co. Ltd. - A Shares	$70,450	0.0
165,600	Chow Tai Fook Jewellery Group Ltd.	298,613	0.1
466,000	CITIC Ltd.	557,961	0.1
69,900	CITIC Securities Co. Ltd. - A Shares	190,741	0.1
155,000	CITIC Securities Co. Ltd. - H Shares	281,838	0.1
95,300	CMOC Group Ltd. - A Shares	70,121	0.0
321,000	CMOC Group Ltd. - H Shares	169,003	0.0
4,200	CNGR Advanced Material Co. Ltd. - A Shares	34,931	0.0
21,080	Contemporary Amperex Technology Co. Ltd. - A Shares	666,049	0.1
23,100 (1)	COSCO SHIPPING Energy Transportation Co. Ltd. - A Shares	40,196	0.0
88,000 (1)	COSCO Shipping Energy Transportation Co. Ltd. - H Shares	88,559	0.0
59,700	COSCO SHIPPING Holdings Co. Ltd. - A Shares	77,442	0.0
263,500	COSCO SHIPPING Holdings Co., Ltd. - H Shares	238,195	0.1
138,000	COSCO Shipping Ports, Ltd.	82,385	0.0
1,035,000 (1)	Country Garden Holdings Co. Ltd.	211,130	0.1
183,000	Country Garden Services Holdings Co. Ltd. - H Shares	237,472	0.1
106,300	CRRC Corp. Ltd. - A Shares	95,266	0.0
399,000	CRRC Corp. Ltd. - H Shares	218,715	0.1
23,000	CSC Financial Co. Ltd. - A Shares	76,830	0.0
730,000	CSPC Pharmaceutical Group Ltd.	635,304	0.1
5,800	Dajin Heavy Industry Co. Ltd. - A Shares	24,670	0.0
194,000 (2)	Dali Foods Group Co. Ltd.	86,785	0.0
78,100	Daqin Railway Co. Ltd. - A Shares	79,952	0.0
5,120 (1)	Daqo New Energy Corp. ADR	203,264	0.0
8,760	DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	33,832	0.0
18,500	Dongfang Electric Corp. Ltd. - A Shares	47,580	0.0

See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
252,000	Dongfeng Motor Group Co., Ltd. - H Shares	$115,511	0.0
123,000	Dongyue Group Ltd.	92,386	0.0
34,500 (1)(2)	East Buy Holding Ltd	112,737	0.0
88,340	East Money Information Co. Ltd. - A Shares	173,305	0.1
4,000	Ecovacs Robotics Co. Ltd. - A Shares	42,922	0.0
64,800	ENN Energy Holdings Ltd.	810,524	0.2
17,800	ENN Natural Gas Co. Ltd. - A Shares	46,509	0.0
9,500	Eve Energy Co. Ltd. - A Shares	79,382	0.0
25,400	Everbright Securities Co. Ltd. - A Shares	55,694	0.0
33,000 (1)	Fangda Carbon New Material Co. Ltd. - A Shares	28,202	0.0
113,000	Far East Horizon Ltd.	89,637	0.0
36,800	First Capital Securities Co. Ltd. - A Shares	29,021	0.0
11,000	Flat Glass Group Co. Ltd. - A Shares	58,438	0.0
33,000	Flat Glass Group Co. Ltd. - H Shares	113,149	0.0
78,700	Focus Media Information Technology Co. Ltd. - A Shares	73,803	0.0
25,320	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	163,593	0.0
214,500	Fosun International Ltd.	147,807	0.0
46,900	Foxconn Industrial Internet Co. Ltd. - A Shares	162,684	0.0
13,100	Fuyao Glass Industry Group Co. Ltd. - A Shares	64,743	0.0
50,000 (2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	207,400	0.1
8,600	Ganfeng Lithium Co. Ltd. - A Shares	72,511	0.0
31,000 (2)	Ganfeng Lithium Co. Ltd.- H Shares	203,328	0.1
1,688,000	GCL Technology Holdings Ltd	391,878	0.1
112,200 (1)	GD Power Development Co. Ltd. - A Shares	59,203	0.0
78,900 (1)	GDS Holdings Ltd.	108,189	0.0
490,000	Geely Automobile Holdings Ltd.	601,645	0.1
39,400	GEM Co. Ltd. - A Shares	37,581	0.0
32,500	Gemdale Corp. - A Shares	32,276	0.0
98,000 (1)	Genscript Biotech Corp. - H Shares	221,687	0.1
33,700	GF Securities Co. Ltd. - A Shares	68,438	0.0
88,000	GF Securities Co. Ltd. - H Shares	121,661	0.0
4,100	GigaDevice Semiconductor, Inc. - A Shares	60,197	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
2,500 (1)	Ginlong Technologies Co. Ltd. - A Shares	$35,945	0.0
20,500	GoerTek, Inc. - A Shares	50,235	0.0
11,600 (1)	Gotion High-tech Co. Ltd. - A Shares	44,230	0.0
16,300	Great Wall Motor Co. Ltd. - A Shares	56,628	0.0
193,000	Great Wall Motor Co. Ltd. - H Shares	222,281	0.1
15,800	Gree Electric Appliances, Inc. of Zhuhai - A Shares	79,529	0.0
79,500	Greentown China Holdings Ltd. - H Shares	79,966	0.0
130,000	Greentown Service Group Co. Ltd.	62,291	0.0
10,000	Guangdong Haid Group Co. Ltd. - A Shares	64,543	0.0
252,000	Guangdong Investment Ltd.	217,661	0.1
41,500	Guanghui Energy Co. Ltd. - A Shares	39,276	0.0
33,900	Guangzhou Automobile Group Co. Ltd. - A Shares	48,715	0.0
236,000	Guangzhou Automobile Group Co. Ltd. - H Shares	141,089	0.0
10,100	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	44,344	0.0
3,500	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	36,433	0.0
4,900	Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	45,155	0.0
11,200	Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	63,733	0.0
44,100	Guosen Securities Co. Ltd. - A Shares	53,112	0.0
40,400	Guotai Junan Securities Co. Ltd. - A Shares	77,965	0.0
35,100	Guoyuan Securities Co. Ltd. - A Shares	31,600	0.0
15,969 (1)	H World Group Ltd. ADR	619,278	0.1
130,000 (2)	Haidilao International Holding Ltd.	287,483	0.1
30,400	Haier Smart Home Co. Ltd. - A Shares	98,387	0.0
186,600	Haier Smart Home Co. Ltd. - H Shares	588,453	0.1
276,900 (1)	Hainan Airlines Holding Co. Ltd. - A Shares	60,297	0.0
51,000	Haitian International Holdings Ltd.	119,611	0.0
57,800	Haitong Securities Co. Ltd. - A Shares	73,485	0.0
235,200	Haitong Securities Co. Ltd. - H Shares	144,439	0.0

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
24,600	Hangzhou Binjiang Real Estate Group Co. Ltd. - A Shares	$29,921	0.0
11,480	Hangzhou First Applied Material Co. Ltd. - A Shares	58,864	0.0
8,300	Hangzhou Robam Appliances Co. Ltd. - A Shares	28,954	0.0
9,800	Hangzhou Silan Microelectronics Co. Ltd. - A Shares	40,931	0.0
2,700	Hangzhou Tigermed Consulting Co. Ltd. - A Shares	24,030	0.0
9,400 (2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	53,713	0.0
102,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	164,456	0.0
16,700	Henan Shenhuo Coal & Power Co. Ltd. - A Shares	29,936	0.0
21,300	Henan Shuanghui Investment & Development Co. Ltd. - A Shares	71,898	0.0
54,500	Hengan International Group Co., Ltd.	229,797	0.1
33,400 (1)	Hengli Petrochemical Co. Ltd. - A Shares	66,038	0.0
31,000	Hengyi Petrochemical Co. Ltd. - A Shares	28,960	0.0
90,000	Hesteel Co. Ltd. - A Shares	28,040	0.0
3,000	Hithink RoyalFlush Information Network Co. Ltd. - A Shares	72,569	0.0
5,000	Hoshine Silicon Industry Co. Ltd. - A Shares	48,303	0.0
2,900	Hoyuan Green Energy Co. Ltd.	29,831	0.0
50,000 (1)(2)	Hua Hong Semiconductor Ltd.	164,524	0.0
54,300	Huadian Power International Corp. Ltd. - A Shares	50,066	0.0
11,200	Huadong Medicine Co. Ltd. - A Shares	66,950	0.0
38,100	Huafon Chemical Co. Ltd. - A Shares	36,030	0.0
13,000	Hualan Biological Engineering, Inc. - A Shares	40,193	0.0
53,500 (1)	Huaneng Power International, Inc. - A Shares	68,200	0.0
338,000 (1)	Huaneng Power International, Inc. - H Shares	211,914	0.1
40,700	Huatai Securities Co. Ltd. - A Shares	77,339	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
116,000 (2)	Huatai Securities Co. Ltd. - H Shares	$143,699	0.0
87,000	Huaxia Bank Co. Ltd. - A Shares	64,865	0.0
21,500	Huayu Automotive Systems Co. Ltd. - A Shares	54,728	0.0
9,100	Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	27,908	0.0
3,500	Huizhou Desay Sv Automotive Co. Ltd. - A Shares	75,221	0.0
11,700	Humanwell Healthcare Group Co. Ltd. - A Shares	43,448	0.0
11,100	Hundsun Technologies, Inc. - A Shares	67,809	0.0
29,800 (2)	Hygeia Healthcare Holdings Co. Ltd.	161,862	0.0
11,200	Iflytek Co. Ltd. - A Shares	104,921	0.0
1,000	Imeik Technology Development Co. Ltd. - A Shares	61,342	0.0
4,621,000	Industrial & Commercial Bank of China - H Shares	2,469,516	0.5
362,300	Industrial & Commercial Bank of China Ltd. - A Shares	240,598	0.1
110,200	Industrial Bank Co. Ltd. - A Shares	237,947	0.1
58,600	Industrial Securities Co. Ltd. - A Shares - A Shares	49,476	0.0
3,400	Ingenic Semiconductor Co. Ltd. - A Shares	41,455	0.0
273,000 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	67,396	0.0
64,200	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	36,285	0.0
27,000	Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	105,356	0.0
101,100 (1)	Inner Mongolia Yitai Coal Co. - A Shares	138,453	0.0
30,400	Inner Mongolia Yuan Xing Energy Co. Ltd. - A Shares	30,119	0.0
93,000 (1)(2)	Innovent Biologics, Inc.	353,246	0.1
9,200	Inspur Electronic Information Industry Co. Ltd. - A Shares	61,426	0.0
36,872 (1)	iQIYI, Inc. ADR	196,897	0.0
16,300	JA Solar Technology Co. Ltd. - A Shares	93,641	0.0
6,100	Jason Furniture Hangzhou Co. Ltd. - A Shares	32,061	0.0
12,400	JCET Group Co. Ltd. - A Shares	53,354	0.0

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
92,250 (1)(2)	JD Health International, Inc. - H Shares	$585,958	0.1
144,600 (1)(2)	JD Logistics, Inc.	226,409	0.1
192,250	JD.com, Inc. - Class A	3,278,741	0.6
27,300	Jiangsu Eastern Shenghong Co. Ltd. - A Shares	44,510	0.0
112,000	Jiangsu Expressway Co. Ltd. - H Shares	103,287	0.0
7,700	Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	68,285	0.0
34,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - A Shares	227,760	0.1
7,900	Jiangsu King’s Luck Brewery JSC Ltd. - A Shares	57,518	0.0
2,600	Jiangsu Pacific Quartz Co. Ltd. - A Shares	40,771	0.0
8,500	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	153,886	0.0
7,800	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	38,665	0.0
21,400	Jiangsu Zhongtian Technology Co. Ltd. - A Shares	46,935	0.0
96,000	Jiangxi Copper Co., Ltd. - H Shares	148,396	0.0
38,673	Jinko Solar Co. Ltd. - A Shares	75,032	0.0
2,400	JiuGui Liquor Co. Ltd. - A Shares	29,864	0.0
69,000 (2)	Jiumaojiu International Holdings Ltd.	113,472	0.0
3,882	JOYY, Inc. ADR	119,216	0.0
5,500	Juewei Food Co. Ltd. - A Shares	28,192	0.0
15,246 (1)	Kanzhun Ltd. ADR	229,452	0.1
54,636 (1)	KE Holdings, Inc. ADR	811,345	0.2
57,000	Kingboard Holdings Ltd.	155,905	0.0
81,000	Kingboard Laminates Holdings Ltd.	76,365	0.0
217,000 (1)	Kingdee International Software Group Co., Ltd.	291,396	0.1
79,800	Kingsoft Corp. Ltd.	315,414	0.1
188,800 (1)(2)	Kuaishou Technology	1,297,652	0.2
16,113	Kuang-Chi Technologies Co. Ltd. - A Shares	33,926	0.0
322,000	Kunlun Energy Co. Ltd.	253,658	0.1
6,900	Kunlun Tech Co. Ltd. - A Shares	38,272	0.0
6,100	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,421,936	0.3
17,400	LB Group Co. Ltd. - A Shares	39,580	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,793 (1)	Legend Biotech Corp. ADR	$330,861	0.1
598,000	Lenovo Group Ltd.	626,630	0.1
33,000	Lens Technology Co. Ltd. - A Shares	53,539	0.0
13,300	Lepu Medical Technology Beijing Co. Ltd. - A Shares	41,419	0.0
93,200 (1)	Li Auto, Inc.	1,613,664	0.3
195,500	Li Ning Co. Ltd.	1,055,736	0.2
51,600 (1)	Lingyi iTech Guangdong Co. - A Shres - A Shares	49,152	0.0
156,000 (2)	Longfor Group Holdings Ltd.	380,943	0.1
41,900	LONGi Green Energy Technology Co. Ltd. - A Shares	165,782	0.0
58,278	Lufax Holding Ltd. ADR	83,338	0.0
41,500	Luxshare Precision Industry Co. Ltd. - A Shares	186,269	0.1
7,643	Luzhou Laojiao Co. Ltd. - A Shares	220,817	0.1
11,500	Mango Excellent Media Co. Ltd. - A Shares	54,330	0.0
3,500	Maxscend Microelectronics Co. Ltd. - A Shares	46,686	0.0
416,600 (1)(2)	Meituan Class B	6,532,670	1.2
110,300	Metallurgical Corp. of China Ltd. - A Shares	60,368	0.0
59,900 (1)	Microport Scientific Corp.	108,955	0.0
15,600	Ming Yang Smart Energy Group Ltd. - A Shares	36,326	0.0
8,601	MINISO Group Holding Ltd. ADR	146,131	0.0
68,000	Minth Group Ltd.	186,968	0.1
6,987	Montage Technology Co. Ltd. - A Shares	55,408	0.0
29,400	Muyuan Foods Co. Ltd. - A Shares	170,702	0.0
14,500	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. - A Shares	26,994	0.0
34,200	NARI Technology Co. Ltd. - A Shares	108,904	0.0
2,500	NAURA Technology Group Co. Ltd. - A Shares	109,762	0.0
163,200	NetEase, Inc.	3,161,007	0.6
12,800	New China Life Insurance Co. Ltd. - A Shares	64,923	0.0
68,800	New China Life Insurance Co. Ltd. - H Shares	181,808	0.1
30,800 (1)	New Hope Liuhe Co. Ltd. - A Shares	49,561	0.0
127,800 (1)	New Oriental Education & Technology Group, Inc.	503,757	0.1
155,000	Nine Dragons Paper Holdings Ltd.	95,699	0.0

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
9,300	Ninestar Corp. - A Shares	$43,919	0.0
2,160	Ningbo Deye Technology Co. Ltd. - A Shares	44,602	0.0
5,000	Ningbo Orient Wires & Cables Co. Ltd. - A Shares	33,819	0.0
3,487	Ningbo Ronbay New Energy Technology Co. Ltd. - A Shares	26,030	0.0
16,900	Ningbo Shanshan Co. Ltd. - A Shares	35,297	0.0
6,900	Ningbo Tuopu Group Co. Ltd. - A Shares	76,789	0.0
40,700	Ningxia Baofeng Energy Group Co. Ltd. - A Shares	70,843	0.0
113,548 (1)	NIO, Inc. ADR	1,100,280	0.2
143,800 (2)	Nongfu Spring Co. Ltd. - H Shares	795,866	0.2
36,600	Offshore Oil Engineering Co. Ltd. - A Shares	29,515	0.0
3,300	Oppein Home Group, Inc. - A Shares	43,597	0.0
11,000	Orient Overseas International Ltd.	147,760	0.0
45,800	Orient Securities Co. Ltd./China - A Shares	61,324	0.0
7,200	Ovctek China, Inc. - A Shares	29,988	0.0
63,300 (1)	Pangang Group Vanadium Titanium & Resources Co. Ltd. - A Shares	34,137	0.0
41,849 (1)	PDD Holdings, Inc. ADR	2,893,440	0.5
766,000	Peoples Insurance Co. Group of China Ltd. - H Shares	278,228	0.1
14,900	Perfect World Co. Ltd./ China - A Shares	34,695	0.0
104,400	PetroChina Co. Ltd. - A Shares	107,517	0.0
1,750,000	PetroChina Co., Ltd. - H Shares	1,215,126	0.2
6,000	Pharmaron Beijing Co. Ltd. - A Shares	31,665	0.0
15,700 (2)	Pharmaron Beijing Co. Ltd. - H Shares	48,679	0.0
570,000	PICC Property & Casualty Co., Ltd. - H Shares	634,671	0.1
109,400	Ping An Bank Co. Ltd. - A Shares	169,570	0.0
43,700 (1)(2)	Ping An Healthcare and Technology Co. Ltd.	105,919	0.0
56,400	Ping An Insurance Group Co. of China Ltd. - A Shares	360,617	0.1
522,000	Ping An Insurance Group Co. of China Ltd. - H Shares	3,333,971	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
20,300	Pingdingshan Tianan Coal Mining Co. Ltd. - A Shares	$21,087	0.0
53,400	Poly Developments and Holdings Group Co. Ltd. - A Shares	95,826	0.0
41,000 (2)	Pop Mart International Group Ltd.	91,409	0.0
137,800	Postal Savings Bank of China Co. Ltd. - A Shares	92,892	0.0
672,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	414,394	0.1
83,000	Power Construction Corp. of China Ltd. - A Shares	65,668	0.0
1,200	Pylon Technologies Co. Ltd. - A Shares	32,824	0.0
9,419	Qifu Technology, Inc. ADR	162,760	0.0
28,200 (1)	Qinghai Salt Lake Industry Co. Ltd. - A Shares	74,552	0.0
48,000	Rongsheng Petrochemical Co. Ltd. - A Shares	77,079	0.0
41,900	SAIC Motor Corp. Ltd. - A Shares	81,863	0.0
32,200	Sanan Optoelectronics Co. Ltd. - A Shares	76,653	0.0
2,800 (1)	Sangfor Technologies, Inc. - A Shares	43,775	0.0
95,000	Sany Heavy Equipment International Holdings Co. Ltd.	124,766	0.0
39,100	Sany Heavy Industry Co. Ltd. - A Shares	89,641	0.0
23,000	Satellite Chemical Co. Ltd. - A Shares	47,439	0.0
55,700	SDIC Power Holdings Co. Ltd. - A Shares	97,095	0.0
16,300 (1)	Seazen Holdings Co. Ltd. - A Shares	32,381	0.0
26,500	SF Holding Co. Ltd. - A Shares	164,708	0.0
3,120	SG Micro Corp. - A Shares	35,367	0.0
55,600	Shaanxi Coal Industry Co. Ltd. - A Shares	139,370	0.0
26,700	Shan Xi Hua Yang Group New Energy Co. Ltd. - A Shares	29,104	0.0
20,700	Shandong Gold Mining Co. Ltd. - A Shares	67,218	0.0
61,750 (2)	Shandong Gold Mining Co. Ltd. - H Shares	113,500	0.0
13,600	Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	57,421	0.0
11,500	Shandong Linglong Tyre Co. Ltd. - A Shares	35,209	0.0

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
87,900	Shandong Nanshan Aluminum Co. Ltd. - A Shares	$36,631	0.0
207,200	Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	271,878	0.1
12,740	Shanghai Aiko Solar Energy Co. Ltd. - A Shares	54,028	0.0
7,500 (1)	Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	37,612	0.0
11,640	Shanghai Baosight Software Co. Ltd. - A Shares	81,586	0.0
41,604 (1)	Shanghai Baosight Software Co., Ltd. - Class B	109,983	0.0
77,500	Shanghai Construction Group Co. Ltd. - A Shares	28,731	0.0
83,800 (1)	Shanghai Electric Group Co. Ltd. - A Shares	52,786	0.0
13,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	55,453	0.0
41,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	111,180	0.0
4,144	Shanghai Fudan Microelectronics Group Co. Ltd. - A Shares	28,628	0.0
23,000	Shanghai Fudan Microelectronics Group Co. Ltd. - H Shares	56,744	0.0
8,100 (1)	Shanghai International Airport Co. Ltd. - A Shares	50,748	0.0
64,900	Shanghai International Port Group Co. Ltd. - A Shares	46,981	0.0
6,200	Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	36,198	0.0
5,112 (1)	Shanghai Junshi Biosciences Co. Ltd. - A Shares	27,154	0.0
105,104 (1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	65,382	0.0
6,800	Shanghai M&G Stationery, Inc. - A Shares	41,847	0.0
89,400	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	177,469	0.1
175,000	Shanghai Pudong Development Bank Co. Ltd. - A Shares	174,635	0.1
11,710	Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	61,767	0.0
47,800	Shanghai RAAS Blood Products Co. Ltd. - A Shares	49,466	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
31,000	Shanghai Yuyuan Tourist Mart Group Co. Ltd. - A Shares	$29,311	0.0
28,000	Shanxi Coking Coal Energy Group Co. Ltd. - A Shares	35,152	0.0
18,600	Shanxi Lu’an Environmental Energy Development Co. Ltd. - A Shares	41,837	0.0
32,800	Shanxi Meijin Energy Co. Ltd. - A Shares	34,121	0.0
33,900	Shanxi Securities Co. Ltd. - A Shares	26,078	0.0
51,100	Shanxi Taigang Stainless Steel Co. Ltd. - A Shares	27,277	0.0
6,500	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	165,813	0.0
15,600	Shenghe Resources Holding Co. Ltd. - A Shares	27,709	0.0
17,700	Shengyi Technology Co. Ltd. - A Shares	34,643	0.0
3,700	Shennan Circuits Co. Ltd. - A Shares	38,457	0.0
127,100	Shenwan Hongyuan Group Co. Ltd. - A Shares	80,985	0.0
5,500	Shenzhen Capchem Technology Co. Ltd. - A Shares	39,420	0.0
2,240	Shenzhen Dynanonic Co. Ltd. - A Shares	34,145	0.0
10,500	Shenzhen Inovance Technology Co. Ltd. - A Shares	93,068	0.0
129,650	Shenzhen International Holdings Ltd.	114,377	0.0
8,260 (1)	Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	28,928	0.0
1,700	Shenzhen Kedali Industry Co. Ltd. - A Shares	31,040	0.0
6,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	256,568	0.1
5,600	Shenzhen New Industries Biomedical Engineering Co. Ltd. - A Shares	45,484	0.0
58,900 (1)	Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	35,736	0.0
2,500	Shenzhen SC New Energy Technology Corp. - A Shares	38,752	0.0
4,282	Shenzhen Transsion Holdings Co. Ltd. - A Shares	86,799	0.0
67,400	Shenzhou International Group Holdings Ltd.	647,342	0.1

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
10,600	Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	$37,565	0.0
26,400	Sichuan Chuantou Energy Co. Ltd. - A Shares	54,753	0.0
10,200	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	41,726	0.0
45,640	Sichuan Road and Bridge Group Co. Ltd. - A Shares	61,666	0.0
3,800	Sichuan Swellfun Co. Ltd. - A Shares	30,919	0.0
27,000	Silergy Corp.	336,344	0.1
838,000	Sino Biopharmaceutical Ltd.	366,144	0.1
12,600	Sinoma Science & Technology Co. Ltd. - A Shares	35,685	0.0
4,900	Sinomine Resource Group Co. Ltd. - A Shares	34,494	0.0
111,600	Sinopharm Group Co. - H Shares	349,363	0.1
3,920 (1)	Skshu Paint Co. Ltd. - A Shares	35,349	0.0
150,000 (2)	Smoore International Holdings Ltd.	153,092	0.0
19,900	Songcheng Performance Development Co. Ltd. - A Shares	34,086	0.0
1,300	StarPower Semiconductor Ltd. - A Shares	38,624	0.0
6,800	Sungrow Power Supply Co. Ltd. - A Shares	109,536	0.0
58,300	Sunny Optical Technology Group Co. Ltd.	584,552	0.1
13,500	Sunwoda Electronic Co. Ltd. - A Shares	30,433	0.0
12,300	Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	43,969	0.0
1,760	Suzhou Maxwell Technologies Co. Ltd. - A Shares	41,092	0.0
37,888 (1)	TAL Education Group ADR	225,812	0.1
22,100	TBEA Co. Ltd. - A Shares	67,956	0.0
118,940 (1)	TCL Technology Group Corp. - A Shares	64,621	0.0
19,625	TCL Zhonghuan Renewable Energy Technology Co. Ltd. - A Shares	89,822	0.0
514,200	Tencent Holdings Ltd.	21,802,686	3.9
59,116 (1)	Tencent Music Entertainment Group ADR	436,276	0.1
3,200	Thunder Software Technology Co. Ltd. - A Shares	42,574	0.0
7,600	Tianqi Lithium Corp. - A Shares	73,439	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
32,300	Tianshan Aluminum Group Co. Ltd. - A Shares	$26,693	0.0
26,300	Tianshui Huatian Technology Co. Ltd. - A Shares	33,400	0.0
168,000	Tingyi Cayman Islands Holding Corp.	261,595	0.1
14,400 (1)	Titan Wind Energy Suzhou Co. Ltd. - A Shares	30,239	0.0
106,800 (1)	Tongcheng Travel Holdings Ltd.	224,329	0.1
19,000	Tongkun Group Co. Ltd. - A Shares	34,681	0.0
82,100	Tongling Nonferrous Metals Group Co. Ltd. - A Shares	32,787	0.0
20,000	Tongwei Co. Ltd. - A Shares	94,672	0.0
2,400 (1)	Topchoice Medical Corp. - A Shares	32,059	0.0
153,000 (2)	Topsports International Holdings Ltd. - H Shares	133,114	0.0
83,000	Travelsky Technology Ltd. - H Shares	141,394	0.0
11,348	Trina Solar Co. Ltd. - A Shares	66,691	0.0
40,000 (1)	Trip.com Group Ltd.	1,396,377	0.3
5,511 (1)	Trip.com Group Ltd. ADR	192,885	0.0
4,600	Tsingtao Brewery Co. Ltd. - A Shares	65,732	0.0
50,000	Tsingtao Brewery Co., Ltd. - H Shares	456,499	0.1
5,000	Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	64,355	0.0
121,000	Uni-President China Holdings Ltd.	102,041	0.0
16,700	Unisplendour Corp. Ltd. - A Shares	73,411	0.0
32,000	Vinda International Holdings Ltd.	79,771	0.0
29,973 (1)	Vipshop Holdings Ltd. ADR	494,555	0.1
10,600	Walvax Biotechnology Co. Ltd. - A Shares	38,619	0.0
17,200	Wanhua Chemical Group Co. Ltd. - A Shares	208,128	0.1
402,000	Want Want China Holdings Ltd.	267,369	0.1
6,195	Weibo Corp. ADR	81,216	0.0
42,300	Weichai Power Co. Ltd. - A Shares	72,713	0.0
161,000	Weichai Power Co. Ltd. - H Shares	236,875	0.1
32,500	Wens Foodstuffs Group Co. Ltd. - A Shares	82,206	0.0
36,600	Western Securities Co. Ltd. - A Shares	32,053	0.0

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,894	Western Superconducting Technologies Co. Ltd. - A Shares	$37,605	0.0
6,200	Will Semiconductor Co. Ltd. Shanghai - A Shares	84,017	0.0
7,700	Wingtech Technology Co. Ltd. - A Shares	52,017	0.0
32,500	Wuhan Guide Infrared Co. Ltd. - A Shares	34,821	0.0
18,900	Wuliangye Yibin Co. Ltd. - A Shares	426,675	0.1
13,500	WUS Printed Circuit Kunshan Co. Ltd. - A Shares	38,994	0.0
11,192	WuXi AppTec Co. Ltd. - A Shares	96,251	0.0
31,100 (2)	WuXi AppTec Co. Ltd. - H Shares	249,249	0.1
312,000 (1)(2)	Wuxi Biologics Cayman, Inc.	1,499,489	0.3
73,600	XCMG Construction Machinery Co. Ltd. - A Shares	68,689	0.0
22,500	Xiamen C & D, Inc. - A Shares	33,832	0.0
1,800	Xiamen Faratronic Co. Ltd. - A Shares	34,082	0.0
1,256,600 (1)(2)	Xiaomi Corp. - B Shares	1,727,742	0.3
25,100	Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	36,759	0.0
406,000	Xinyi Solar Holdings Ltd.	471,365	0.1
84,100 (1)	XPeng, Inc.	558,668	0.1
109,500	Xtep International Holdings Ltd.	112,080	0.0
108,000 (2)	Yadea Group Holdings Ltd.	246,367	0.1
4,700	Yangzhou Yangjie Electronic Technology Co. Ltd. - A Shares	26,325	0.0
15,700	Yankuang Energy Group Co. Ltd. - A Shares	64,726	0.0
124,000	Yankuang Energy Group Co. Ltd. - H Shares	356,019	0.1
8,700	Yantai Jereh Oilfield Services Group Co. Ltd. - A Shares	30,147	0.0
8,540	Yealink Network Technology Corp. Ltd. - A Shares	41,276	0.0
7,560	Yifeng Pharmacy Chain Co. Ltd. - A Shares	38,580	0.0
40,000	Yihai International Holding Ltd.	86,156	0.0
9,800	Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	54,065	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
20,400	Yintai Gold Co. Ltd. - A Shares	$32,998	0.0
3,860	YongXing Special Materials Technology Co. Ltd. - A Shares	33,389	0.0
20,700	Yonyou Network Technology Co. Ltd. - A Shares	58,482	0.0
22,700	YTO Express Group Co. Ltd. - A Shares	45,552	0.0
168,200	Yuexiu Property Co. Ltd.	195,982	0.1
34,892	Yum China Holdings, Inc.	1,971,398	0.4
21,300	Yunda Holding Co. Ltd. - A Shares	28,083	0.0
24,100	Yunnan Aluminium Co. Ltd. - A Shares	42,432	0.0
10,000	Yunnan Baiyao Group Co. Ltd. - A Shares	72,324	0.0
2,100	Yunnan Botanee Bio-Technology Group Co. Ltd. - A Shares	25,741	0.0
4,800 (1)	Yunnan Energy New Material Co. Ltd. - A Shares	63,912	0.0
13,400	Yunnan Yuntianhua Co. Ltd. - A Shares	31,573	0.0
73,400 (1)	Zai Lab Ltd.	201,951	0.1
11,600	Zangge Mining Co. Ltd. - A Shares	36,115	0.0
2,700	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	106,649	0.0
108,500	Zhaojin Mining Industry Co. Ltd. - H Shares	136,905	0.0
52,300 (1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	54,724	0.0
37,400	Zhejiang China Commodities City Group Co. Ltd. - A Shares	43,977	0.0
13,500	Zhejiang Chint Electrics Co. Ltd. - A Shares	51,478	0.0
19,800	Zhejiang Dahua Technology Co. Ltd. - A Shares	53,977	0.0
110,000	Zhejiang Expressway Co., Ltd. - H Shares	83,701	0.0
15,900	Zhejiang Huahai Pharmaceutical Co. Ltd. - A Shares	40,334	0.0
9,200	Zhejiang Huayou Cobalt Co. Ltd. - A Shares	58,307	0.0
7,700	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	75,426	0.0
20,000	Zhejiang Juhua Co. Ltd. - A Shares	37,986	0.0
21,400	Zhejiang NHU Co. Ltd. - A Shares	45,420	0.0

See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,500	Zhejiang Supor Co. Ltd. - A Shares	$31,023	0.0
12,500	Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	35,350	0.0
29,000	Zheshang Securities Co. Ltd. - A Shares	39,511	0.0
63,000 (1)(2)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	172,028	0.1
4,900	Zhongji Innolight Co. Ltd. - A Shares	99,646	0.0
51,500	Zhongsheng Group Holdings Ltd.	197,703	0.1
42,600	Zhongtai Securities Co. Ltd. - A Shares	40,566	0.0
48,700	Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	181,909	0.1
84,500	Zijin Mining Group Co. Ltd. - A Shares	132,811	0.0
474,000	Zijin Mining Group Co., Ltd. - H Shares	701,937	0.1
50,300	Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	46,795	0.0
19,400	ZTE Corp. - A Shares	121,797	0.0
66,400	ZTE Corp. - H Shares	266,869	0.1
34,755	ZTO Express Cayman, Inc. ADR	871,655	0.2
		163,934,551	29.1
	Colombia: 0.1%
21,032	Bancolombia SA	156,286	0.1
36,941	Interconexion Electrica SA ESP	149,560	0.0
		305,846	0.1
	Czech Republic: 0.2%
12,989	CEZ AS	536,596	0.1
6,730	Komercni Banka AS	205,195	0.1
34,334 (2)	Moneta Money Bank AS	125,764	0.0
		867,555	0.2
	Egypt: 0.1%
208,427	Commercial International Bank Egypt SAE	345,683	0.1
86,573	Eastern Co. SAE	59,789	0.0
75,679 (1)	Egyptian Financial Group-Hermes Holding	46,342	0.0
		451,814	0.1
	Greece: 0.4%
184,677 (1)	Alpha Services and Holdings SA	302,493	0.1
215,912 (1)	Eurobank Ergasias Services and Holdings SA	355,735	0.1
16,284	Hellenic Telecommunications Organization SA	279,158	0.0
9,788	Jumbo SA	269,154	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Greece (continued)
5,341	Motor Oil Hellas Corinth Refineries SA	$135,212	0.0
8,617	Mytilineos SA	304,227	0.1
45,696 (1)	National Bank of Greece SA	297,043	0.1
15,590	OPAP S.A.	271,864	0.0
18,440 (1)	Public Power Corp.	210,306	0.0
5,053	Terna Energy SA	111,325	0.0
		2,536,517	0.4
	Hungary: 0.2%
34,615	MOL Hungarian Oil & Gas PLC	303,068	0.1
18,481	OTP Bank Nyrt	657,008	0.1
11,868	Richter Gedeon Nyrt	292,992	0.0
		1,253,068	0.2
	India: 14.4%
4,796	ABB India Ltd.	259,048	0.0
6,167 (1)	ACC Ltd.	136,650	0.0
14,276	Adani Enterprises Ltd.	417,054	0.1
26,562 (1)	Adani Green Energy Ltd.	306,267	0.1
43,588	Adani Ports & Special Economic Zone, Ltd.	393,792	0.1
67,118 (1)	Adani Power Ltd.	205,099	0.0
51,908 (1)	Ambuja Cements Ltd.	270,248	0.1
8,332	Apollo Hospitals Enterprise Ltd.	518,644	0.1
31,563	Asian Paints Ltd.	1,296,099	0.2
14,787 (2)	AU Small Finance Bank Ltd.	136,248	0.0
23,980	Aurobindo Pharma Ltd.	212,966	0.0
13,342 (1)(2)	Avenue Supermarts Ltd.	634,034	0.1
189,588	Axis Bank Ltd.	2,287,636	0.4
5,829	Bajaj Auto Ltd.	333,992	0.1
22,525	Bajaj Finance Ltd.	1,972,876	0.4
31,517	Bajaj Finserv Ltd.	588,679	0.1
2,367	Bajaj Holdings and Investment Ltd.	202,365	0.0
6,878	Balkrishna Industries Ltd.	199,083	0.0
62,859 (1)(2)	Bandhan Bank Ltd.	185,991	0.0
92,508	Bank of Baroda	215,429	0.0
25,265	Berger Paints India Ltd.	209,174	0.0
296,731	Bharat Electronics Ltd.	455,701	0.1
23,368	Bharat Forge Ltd.	238,858	0.0
63,737	Bharat Petroleum Corp. Ltd.	283,624	0.1
183,397	Bharti Airtel Ltd.	1,967,243	0.4
8,888	Britannia Industries Ltd.	544,991	0.1
34,059	Cholamandalam Investment and Finance Co. Ltd.	475,181	0.1
39,451	Cipla Ltd.	488,810	0.1
128,162	Coal India Ltd.	361,555	0.1
11,399	Colgate-Palmolive India Ltd.	234,851	0.0
25,755	Container Corp. Of India Ltd.	208,181	0.0
54,805	Crompton Greaves Ltd.	253,402	0.0

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
52,021	Dabur India Ltd.	$363,894	0.1
10,320	Divis Laboratories Ltd.	451,591	0.1
53,584	DLF Ltd.	321,226	0.1
9,514	Dr Reddys Laboratories Ltd.	599,192	0.1
11,259	Eicher Motors Ltd.	492,261	0.1
201,341	GAIL India Ltd.	258,251	0.0
33,839 (1)	Godrej Consumer Products Ltd.	446,491	0.1
10,996 (1)	Godrej Properties Ltd.	210,773	0.0
21,762	Grasim Industries Ltd.	461,009	0.1
20,773	Havells India Ltd.	325,460	0.1
77,550	HCL Technologies Ltd.	1,127,387	0.2
80,061 (2)	HDFC Life Insurance Co., Ltd.	636,016	0.1
9,356	Hero Motocorp Ltd.	332,578	0.1
104,101	Hindalco Industries Ltd.	536,827	0.1
5,738	Hindustan Aeronautics Ltd.	265,756	0.0
48,188	Hindustan Petroleum Corp. Ltd.	161,097	0.0
68,202	Hindustan Unilever Ltd.	2,229,864	0.4
144,303	Housing Development Finance Corp.	4,978,494	0.9
429,747	ICICI Bank Ltd.	4,920,168	0.9
21,135 (2)	ICICI Lombard General Insurance Co. Ltd.	346,692	0.1
32,104 (2)	ICICI Prudential Life Insurance Co. Ltd.	224,460	0.0
71,789	Indian Hotels Co. Ltd.	344,210	0.1
248,153	Indian Oil Corp. Ltd.	276,565	0.1
22,775	Indian Railway Catering & Tourism Corp. Ltd.	176,754	0.0
29,460	Indraprastha Gas Ltd.	170,228	0.0
6,065	Info Edge India Ltd.	332,586	0.1
275,298	Infosys Ltd.	4,484,024	0.8
9,000 (1)(2)	InterGlobe Aviation Ltd.	288,608	0.1
247,584	ITC Ltd.	1,365,183	0.2
32,604	Jindal Steel & Power Ltd.	231,716	0.0
51,989	JSW Steel Ltd.	498,881	0.1
35,935	Jubilant Foodworks Ltd.	220,137	0.0
86,353	Kotak Mahindra Bank Ltd.	1,947,560	0.3
56,846	Larsen & Toubro Ltd.	1,718,881	0.3
7,356 (2)	LTIMindtree Ltd	467,917	0.1
18,726	Lupin Ltd.	206,330	0.0
72,801	Mahindra & Mahindra Ltd.	1,293,483	0.2
44,685	Marico Ltd.	289,629	0.1
10,640	Maruti Suzuki India Ltd.	1,272,531	0.2
60,019 (1)	Max Healthcare Institute Ltd.	439,170	0.1
6,918	Mphasis Ltd.	160,450	0.0
182	MRF Ltd.	224,938	0.0
11,081	Muthoot Finance Ltd.	167,733	0.0
2,762	Nestle India Ltd.	771,878	0.1
318,858	NTPC Ltd.	736,431	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
224,240	Oil & Natural Gas Corp., Ltd.	$438,921	0.1
529	Page Industries Ltd.	243,246	0.0
65,433	Petronet LNG Ltd.	177,969	0.0
6,595	PI Industries Ltd.	315,754	0.1
12,777	Pidilite Industries Ltd.	405,259	0.1
255,715	Power Grid Corp. of India Ltd.	797,176	0.1
251,730	Reliance Industries Ltd.	7,846,698	1.4
195,714	Samvardhana Motherson International Ltd.	205,110	0.0
22,021	SBI Cards & Payment Services Ltd.	227,879	0.0
37,247 (2)	SBI Life Insurance Co. Ltd.	594,237	0.1
810	Shree Cement Ltd.	236,210	0.0
18,927	Shriram Finance Ltd.	401,213	0.1
6,194	Siemens, Ltd.	284,874	0.1
28,467 (2)	Sona Blw Precision Forgings Ltd.	179,492	0.0
12,341	SRF Ltd.	345,241	0.1
148,378	State Bank of India	1,039,227	0.2
78,235	Sun Pharmaceutical Industries Ltd.	1,003,754	0.2
75,973	Tata Consultancy Services Ltd.	3,069,867	0.5
45,617	Tata Consumer Products Ltd.	479,630	0.1
2,987	Tata Elxsi Ltd.	277,368	0.1
135,549 (1)	Tata Motors Ltd.	987,927	0.2
120,617	Tata Power Co. Ltd.	327,041	0.1
595,542	Tata Steel Ltd.	815,963	0.1
45,615	Tech Mahindra Ltd.	631,551	0.1
29,131	Titan Co., Ltd.	1,084,678	0.2
10,128	Torrent Pharmaceuticals Ltd.	235,524	0.0
15,302	Trent Ltd.	329,625	0.1
9,067	Tube Investments of India Ltd.	351,695	0.1
18,543	TVS Motor Co. Ltd.	300,467	0.1
8,567	Ultratech Cement Ltd.	867,432	0.2
25,956 (1)	United Spirits Ltd.	289,269	0.1
40,528	UPL Ltd.	340,358	0.1
38,494	Varun Beverages Ltd.	377,470	0.1
63,707	Vedanta Ltd.	216,987	0.0
111,346	Wipro Ltd.	530,058	0.1
1,047,306 (1)	Yes Bank Ltd.	207,820	0.0
334,005 (1)	Zomato Ltd.	306,458	0.1
		81,038,529	14.4
	Indonesia: 2.0%
1,152,800	Adaro Energy Indonesia Tbk PT	171,568	0.0
709,300	Aneka Tambang Tbk	92,545	0.0
1,617,800	Astra International Tbk PT	733,799	0.1

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
4,614,200	Bank Central Asia Tbk PT	$2,829,882	0.5
3,079,300	Bank Mandiri Persero TBK PT	1,071,619	0.2
621,700	Bank Negara Indonesia Persero Tbk PT	381,445	0.1
5,643,000	Bank Rakyat Indonesia	2,060,212	0.4
2,388,000	Barito Pacific Tbk PT	119,005	0.0
622,600	Charoen Pokphand Indonesia Tbk PT	218,846	0.1
67,298,800 (1)	GoTo Gojek Tokopedia Tbk PT	496,648	0.1
245,000	Indah Kiat Pulp & Paper Tbk PT	139,264	0.0
202,300	Indofood CBP Sukses Makmur TBK PT	152,813	0.0
369,100	Indofood Sukses Makmur Tbk PT	180,988	0.0
1,788,500	Kalbe Farma Tbk PT	244,760	0.1
1,031,100 (1)	Merdeka Copper Gold Tbk PT	211,077	0.1
1,809,600	Sarana Menara Nusantara Tbk PT	128,251	0.0
301,700	Semen Indonesia Persero Tbk PT	122,866	0.0
1,411,300	Sumber Alfaria Trijaya Tbk PT	243,184	0.1
4,023,800	Telkom Indonesia Persero Tbk PT	1,076,458	0.2
636,300	Unilever Indonesia Tbk PT	181,155	0.0
122,900	United Tractors Tbk PT	190,605	0.0
211,000	Vale Indonesia Tbk PT	89,048	0.0
		11,136,038	2.0
	Kuwait: 0.8%
121,899 (1)	Agility Public Warehousing Co. KSC	249,044	0.0
124,089	Boubyan Bank KSCP	259,385	0.1
192,203	Gulf Bank KSCP	166,323	0.0
660,956	Kuwait Finance House KSCP	1,611,279	0.3
61,257	Mabanee Co. KPSC	168,768	0.0
176,742	Mobile Telecommunications Co. KSCP	298,931	0.1
614,977	National Bank of Kuwait SAKP	1,875,521	0.3
		4,629,251	0.8
	Malaysia: 1.3%
157,500	AMMB Holdings Bhd	122,366	0.0
254,200	Axiata Group Bhd	144,572	0.0
256,900	CELCOMDIGI BHD	226,410	0.1
541,000	CIMB Group Holdings Bhd	587,239	0.1
271,100	Dialog Group BHD	119,916	0.0
177,400	Gamuda BHD	167,420	0.0
184,200	Genting Bhd	160,524	0.0
279,900	Genting Malaysia BHD	147,761	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
56,300	Hong Leong Bank BHD	$229,005	0.1
26,100	Hong Leong Financial Group Bhd	98,752	0.0
159,000	IHH Healthcare Bhd	200,813	0.1
238,600	Inari Amertron Bhd	140,732	0.0
223,200	IOI Corp. Bhd	178,690	0.0
38,800	Kuala Lumpur Kepong Bhd	182,932	0.1
398,700	Malayan Banking BHD	737,606	0.1
64,100	Malaysia Airports Holdings Bhd	94,565	0.0
205,400	Maxis Bhd	180,640	0.0
117,200	MISC Bhd	179,946	0.0
243,200 (2)	MR DIY Group M Bhd	82,979	0.0
6,500	Nestle Malaysia Bhd	182,432	0.0
190,200	Petronas Chemicals Group Bhd	244,863	0.1
24,900	Petronas Dagangan BHD	118,432	0.0
64,500	Petronas Gas BHD	230,776	0.1
56,200	PPB Group Bhd	189,521	0.1
298,500	Press Metal Aluminium Holdings Bhd	301,277	0.1
1,154,700	Public Bank BHD	953,371	0.2
120,500	QL Resources Bhd	138,378	0.0
139,800	RHB Bank Bhd	162,804	0.0
300,700	Sime Darby Bhd	132,175	0.0
185,800	Sime Darby Plantation Bhd	165,481	0.0
104,000	Telekom Malaysia BHD	109,549	0.0
198,000	Tenaga Nasional BHD	384,139	0.1
441,400 (1)	Top Glove Corp. Bhd	76,787	0.0
		7,372,853	1.3
	Mexico: 2.8%
282,808	Alfa SA de CV	174,969	0.0
2,556,407	America Movil SAB de CV	2,774,905	0.5
36,626	Arca Continental SAB de CV	375,910	0.1
70,078 (2)	Banco del Bajio SA	214,078	0.0
1,249,894 (1)	Cemex SA de CV - Unit	883,549	0.2
43,008	Coca-Cola Femsa SAB de CV - Unit	359,150	0.1
246,140	Fibra Uno Administracion SA de CV	359,353	0.1
160,170	Fomento Economico Mexicano SAB de CV - Unit	1,772,378	0.3
17,488	Gruma SAB de CV	280,807	0.0
28,719	Grupo Aeroportuario del Pacifico SA de CV	516,848	0.1
15,619	Grupo Aeroportuario del Sureste SA de CV	436,615	0.1
109,971	Grupo Bimbo SAB de CV	590,684	0.1
40,541	Grupo Carso SAB de CV	292,979	0.1
216,469	Grupo Financiero Banorte	1,780,871	0.3
180,312 (1)	Grupo Financiero Inbursa SA	426,736	0.1

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
257,498	Grupo Mexico SA de CV Series B	$1,238,072	0.2
207,997	Grupo Televisa S.A. - Unit	213,380	0.0
15,307 (1)	Industrias Penoles, S.A. de C.V.	214,541	0.0
130,349	Kimberly-Clark de Mexico SA de CV	290,824	0.1
122,662	Operadora De Sites Mexicanos SAB de CV	116,234	0.0
92,468	Orbia Advance Corp. SAB de CV	197,987	0.0
19,155	Promotora y Operadora de Infraestructura SAB de CV	192,233	0.0
7,082	Southern Copper Corp.	508,063	0.1
437,179	Wal-Mart de Mexico SAB de CV	1,733,953	0.3
		15,945,119	2.8
	Peru: 0.2%
18,513	Cia de Minas Buenaventura SAA ADR	136,070	0.0
5,676	Credicorp Ltd.	838,005	0.2
		974,075	0.2
	Philippines: 0.6%
151,350	Aboitiz Equity Ventures, Inc.	149,295	0.0
20,450	Ayala Corp.	232,570	0.0
569,900	Ayala Land, Inc.	252,113	0.1
165,650	Bank of the Philippine Islands	327,095	0.1
194,290	BDO Unibank, Inc.	486,518	0.1
82,140	International Container Terminal Services, Inc.	303,380	0.1
228,940	JG Summit Holdings, Inc.	184,956	0.0
39,580	Jollibee Foods Corp.	171,720	0.0
25,280	Manila Electric Co.	153,593	0.0
163,020	Metropolitan Bank & Trust Co.	164,930	0.0
6,720	PLDT, Inc.	159,193	0.0
19,690	SM Investments Corp.	330,972	0.1
849,700	SM Prime Holdings, Inc.	507,089	0.1
78,650	Universal Robina Corp.	196,334	0.0
		3,619,758	0.6
	Poland: 0.8%
39,292 (1)(2)	Allegro.eu SA	309,609	0.1
15,361	Bank Polska Kasa Opieki SA	418,997	0.1
5,625	CD Projekt SA	214,377	0.0
21,360	Cyfrowy Polsat SA	86,773	0.0
4,073 (1)(2)	Dino Polska SA	475,863	0.1
11,578	KGHM Polska Miedz SA	320,585	0.1
94	LPP SA	324,030	0.1
1,285 (1)	mBank SA	128,453	0.0
47,750	ORLEN SA	756,823	0.1
76,712 (1)	PGE Polska Grupa Energetyczna SA	136,974	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland (continued)
71,502	Powszechna Kasa Oszczednosci Bank Polski SA	$636,372	0.1
49,634	Powszechny Zaklad Ubezpieczen SA	481,432	0.1
3,100	Santander Bank Polska SA	296,850	0.0
		4,587,138	0.8
	Qatar: 0.9%
200,214	Barwa Real Estate Co.	143,934	0.0
265,808	Commercial Bank PQSC	426,683	0.1
98,458	Dukhan Bank	106,746	0.0
120,325	Industries Qatar QSC	374,373	0.1
461,170	Masraf Al Rayan	326,709	0.1
400,893	Mesaieed Petrochemical Holding Co.	211,375	0.0
73,915	Ooredoo QPSC	222,151	0.1
42,941	Qatar Electricity & Water Co. QSC	205,268	0.0
51,750	Qatar Fuel QSC	243,067	0.0
215,541	Qatar Gas Transport Co. Ltd.	241,184	0.0
89,150	Qatar International Islamic Bank QSC	246,702	0.1
134,133	Qatar Islamic Bank SAQ	656,368	0.1
380,013	Qatar National Bank QPSC	1,616,356	0.3
		5,020,916	0.9
	Saudi Arabia: 4.2%
6,894	ACWA Power Co.	308,167	0.1
11,032	Advanced Petrochemical Co.	130,830	0.0
163,026	Al Rajhi Bank	3,190,774	0.6
80,086	Alinma Bank	719,807	0.1
21,011	Almarai Co. JSC	340,352	0.1
50,057	Arab National Bank	352,975	0.1
2,179	Arabian Internet & Communications Services Co.	187,923	0.0
40,699	Bank AlBilad	422,200	0.1
36,561	Bank Al-Jazira	179,006	0.0
48,690	Banque Saudi Fransi	543,920	0.1
6,425	Bupa Arabia for Cooperative Insurance Co.	317,936	0.1
3,202	Dallah Healthcare Co.	143,866	0.0
45,428 (1)	Dar Al Arkan Real Estate Development Co.	187,638	0.0
7,226	Dr Sulaiman Al Habib Medical Services Group Co.	552,860	0.1
2,114	Elm Co.	329,181	0.1
42,375 (1)	Emaar Economic City	106,173	0.0
30,947	Etihad Etisalat Co.	396,997	0.1
51,210	Jarir Marketing Co.	226,349	0.0
44,760 (1)	Mobile Telecommunications Co. Saudi Arabia	168,982	0.0

See Accompanying Notes to Financial Statements
33

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
4,205	Mouwasat Medical Services Co.	$272,626	0.1
3,825	Nahdi Medical Co.	174,144	0.0
31,738 (1)	National Industrialization Co.	127,035	0.0
38,823 (1)	Rabigh Refining & Petrochemical Co.	119,997	0.0
115,928	Riyad Bank	1,046,785	0.2
17,448	SABIC Agri-Nutrients Co.	606,036	0.1
29,787	Sahara International Petrochemical Co.	297,478	0.1
107,205 (1)	Saudi Arabian Mining Co.	1,211,118	0.2
222,319 (2)	Saudi Arabian Oil Co.	1,925,738	0.4
2,251	Saudi Aramco Base Oil Co.	82,763	0.0
76,298	Saudi Awwal Bank	776,849	0.1
73,651	Saudi Basic Industries Corp.	1,743,451	0.3
68,132	Saudi Electricity Co.	412,242	0.1
32,691	Saudi Industrial Investment Group	233,071	0.0
43,200	Saudi Investment Bank/The	197,126	0.0
64,479 (1)	Saudi Kayan Petrochemical Co.	238,567	0.1
244,319	Saudi National Bank	2,409,652	0.4
3,157 (1)	Saudi Research & Media Group	159,361	0.0
4,186	Saudi Tadawul Group Holding Co.	210,721	0.0
156,857	Saudi Telecom Co.	1,828,912	0.3
24,155	Savola Group/The	268,665	0.1
21,872	Yanbu National Petrochemical Co.	278,118	0.1
		23,426,391	4.2
	Singapore: 0.0%
16,900 (2)	BOC Aviation Ltd.	136,977	0.0

	South Africa: 3.2%
69,214	Absa Group Ltd.	617,757	0.1
9,475	African Rainbow Minerals Ltd.	99,964	0.0
4,928	Anglo American Platinum Ltd.	222,763	0.1
34,774	AngloGold Ashanti Ltd.	736,073	0.1
32,024	Aspen Pharmacare Holdings Ltd.	312,426	0.1
27,224	Bid Corp. Ltd.	597,803	0.1
24,009	Bidvest Group Ltd.	333,744	0.1
7,185	Capitec Bank Holdings Ltd.	598,518	0.1
20,828	Clicks Group Ltd.	289,149	0.1
43,321 (1)	Discovery Ltd.	335,704	0.1
20,078	Exxaro Resources Ltd.	175,239	0.0
411,276	FirstRand Ltd.	1,498,600	0.3
27,849	Foschini Group Ltd./The	139,316	0.0
74,421	Gold Fields Ltd.	1,034,629	0.2
298,769	Growthpoint Properties Ltd.	185,091	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
47,760	Harmony Gold Mining Co., Ltd.	$201,170	0.0
70,064	Impala Platinum Holdings Ltd.	466,767	0.1
5,169	Kumba Iron Ore Ltd.	121,538	0.0
22,787	Mr Price Group Ltd.	173,819	0.0
138,389	MTN Group Ltd.	1,016,792	0.2
26,082	MultiChoice Group	132,328	0.0
16,235	Naspers Ltd.	2,933,036	0.5
38,278	Nedbank Group Ltd.	464,878	0.1
40,152	NEPI Rockcastle NV	235,669	0.0
28,848 (1)	Northam Platinum Holdings Ltd.	192,328	0.0
425,823	Old Mutual Ltd.	274,210	0.0
77,644	OUTsurance Group Ltd.	140,220	0.0
14,268 (1)(2)	Pepco Group NV	129,291	0.0
183,082 (2)	Pepkor Holdings Ltd.	160,464	0.0
11,808	Reinet Investments SCA	261,584	0.0
44,578	Remgro Ltd.	348,287	0.1
147,098	Sanlam Ltd.	456,036	0.1
46,608	Sasol Ltd.	577,438	0.1
40,808	Shoprite Holdings Ltd.	489,475	0.1
233,362	Sibanye Stillwater Ltd.	359,922	0.1
109,969	Standard Bank Group Ltd.	1,038,275	0.2
54,399	Vodacom Group Pty Ltd.	338,976	0.1
81,845	Woolworths Holdings Ltd./South Africa	310,268	0.1
		17,999,547	3.2
	South Korea: 11.5%
2,519	Amorepacific Corp.	187,503	0.0
708	BGF retail Co. Ltd.	94,048	0.0
8,430	Celltrion Healthcare Co. Ltd.	422,057	0.1
1,630 (1)	Celltrion Pharm, Inc.	95,071	0.0
8,854	Celltrion, Inc.	1,033,445	0.2
699	CJ CheilJedang Corp.	143,240	0.0
1,330	CJ Corp.	69,014	0.0
1,851 (1)	CosmoAM&T Co. Ltd.	264,365	0.1
4,768	Coway Co. Ltd.	159,330	0.0
3,854	DB Insurance Co. Ltd.	218,898	0.0
4,403 (1)	Doosan Bobcat, Inc.	196,814	0.0
33,962 (1)	Doosan Enerbility Co. Ltd.	469,269	0.1
4,092	Ecopro BM Co. Ltd.	778,417	0.1
1,651	E-Mart, Inc.	96,671	0.0
1,472	F&F Co. Ltd. / New	134,173	0.0
3,853	GS Holdings Corp.	107,393	0.0
24,148	Hana Financial Group, Inc.	720,878	0.1
6,364	Hankook Tire & Technology Co. Ltd.	166,965	0.0
585	Hanmi Pharm Co. Ltd.	137,449	0.0
17,065	Hanon Systems Corp.	118,988	0.0
2,701	Hanwha Aerospace Co. Ltd.	261,590	0.1
8,622 (1)	Hanwha Solutions Corp.	278,040	0.1

See Accompanying Notes to Financial Statements
34

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
3,494	HD Hyundai Co. Ltd.	$159,470	0.0
3,630 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	322,689	0.1
9,213 (1)	HLB, Inc.	228,737	0.0
20,614	HMM Co. Ltd.	296,412	0.1
2,898	Hotel Shilla Co. Ltd.	162,177	0.0
1,550 (1)	HYBE Co. Ltd.	334,282	0.1
6,935	Hyundai Engineering & Construction Co. Ltd.	201,593	0.0
1,595	Hyundai Glovis Co., Ltd.	240,136	0.0
1,540 (1)	Hyundai Heavy Industries Co. Ltd.	154,769	0.0
2,128 (1)	Hyundai Mipo Dockyard Co., Ltd.	136,300	0.0
4,968	Hyundai Mobis Co. Ltd.	879,570	0.2
11,233	Hyundai Motor Co.	1,766,887	0.3
7,161	Hyundai Steel Co.	184,529	0.0
20,784	Industrial Bank Of Korea	163,496	0.0
25,631	Kakao Corp.	962,699	0.2
3,176 (1)	Kakao Games Corp.	79,925	0.0
12,379	KakaoBank Corp.	225,043	0.0
2,393 (1)	Kakaopay Corp.	86,045	0.0
8,942	Kangwon Land, Inc.	118,417	0.0
31,964 (1)	KB Financial Group, Inc.	1,160,124	0.2
21,669	Kia Corp.	1,459,646	0.3
6,135	Korea Aerospace Industries Ltd.	249,162	0.0
20,963 (1)	Korea Electric Power Corp.	328,083	0.1
3,453	Korea Investment Holdings Co., Ltd.	136,186	0.0
673	Korea Zinc Co., Ltd.	249,975	0.1
15,147	Korean Air Lines Co. Ltd.	280,994	0.1
2,450 (1)	Krafton, Inc.	364,880	0.1
1,949	KT Corp.	44,119	0.0
8,646	KT&G Corp.	543,111	0.1
1,546	Kumho Petrochemical Co. Ltd.	156,329	0.0
2,030	L&F Co. Ltd.	377,816	0.1
4,071	LG Chem Ltd.	2,072,391	0.4
7,582	LG Corp.	508,452	0.1
19,891 (1)	LG Display Co., Ltd.	239,064	0.0
8,582	LG Electronics, Inc.	830,639	0.2
2,919 (1)	LG Energy Solution Ltd.	1,230,628	0.2
770	LG H&H Co. Ltd.	269,088	0.1
1,206	LG Innotek Co. Ltd.	285,690	0.1
19,402	LG Uplus Corp.	158,309	0.0
1,770	Lotte Chemical Corp.	208,315	0.0
2,212	Lotte Energy Materials Corp.	81,548	0.0
8,855	Meritz Financial Group, Inc.	280,757	0.1
22,919	Mirae Asset Securities Co. Ltd.	126,409	0.0
10,857	NAVER Corp.	1,519,816	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
1,202	NCSoft Corp.	$270,684	0.1
1,860 (1)(2)	Netmarble Corp.	69,854	0.0
12,920	NH Investment & Securities Co., Ltd.	93,978	0.0
2,124	Orion Corp./Republic of Korea	193,707	0.0
22,067	Pan Ocean Co. Ltd.	87,230	0.0
2,829 (1)	Pearl Abyss Corp.	113,832	0.0
2,516	POSCO Chemical Co., Ltd.	678,803	0.1
5,962	POSCO Holdings, Inc.	1,764,466	0.3
3,348	Posco International Corp.	101,904	0.0
1,449 (1)(2)	Samsung Biologics Co. Ltd.	820,391	0.2
6,662	Samsung C&T Corp.	536,184	0.1
4,524	Samsung Electro-Mechanics Co. Ltd.	499,466	0.1
394,961	Samsung Electronics Co., Ltd. 005930	21,747,849	3.9
13,199 (1)	Samsung Engineering Co. Ltd.	284,640	0.1
2,536	Samsung Fire & Marine Insurance Co. Ltd.	442,546	0.1
53,666 (1)	Samsung Heavy Industries Co., Ltd.	273,054	0.1
6,688	Samsung Life Insurance Co. Ltd.	342,049	0.1
4,565	Samsung SDI Co., Ltd.	2,331,047	0.4
2,960	Samsung SDS Co. Ltd.	277,466	0.1
5,410	Samsung Securities Co. Ltd.	148,488	0.0
35,344	Shinhan Financial Group Co., Ltd.	913,721	0.2
2,851 (1)	SK Biopharmaceuticals Co. Ltd.	175,689	0.0
1,939 (1)	SK Bioscience Co. Ltd.	117,623	0.0
45,187	SK Hynix, Inc.	3,970,329	0.7
2,093 (1)(2)	SK IE Technology Co. Ltd.	155,062	0.0
4,554 (1)	SK Innovation Co. Ltd.	552,100	0.1
8,406 (1)	SK Square Co. Ltd.	283,929	0.1
2,898	SK, Inc.	328,733	0.1
1,608	SKC Co., Ltd.	119,943	0.0
3,710	S-Oil Corp.	188,509	0.0
44,464	Woori Financial Group, Inc.	399,414	0.1
4,924	Yuhan Corp.	226,033	0.0
		64,527,048	11.5
	Taiwan: 15.3%
41,000	Accton Technology Corp.	461,176	0.1
262,000	Acer, Inc.	264,363	0.0
36,000	Advantech Co. Ltd.	473,965	0.1
11,000	Airtac International Group	363,535	0.1
257,000	ASE Technology Holding Co. Ltd.	913,930	0.2
204,000	Asia Cement Corp.	291,245	0.1
57,000	Asustek Computer, Inc.	577,070	0.1
549,000	AUO Corp.	329,472	0.1

See Accompanying Notes to Financial Statements
35

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
54,000	Catcher Technology Co., Ltd.	$304,675	0.1
725,000	Cathay Financial Holding Co., Ltd.	1,006,477	0.2
118,000	Chailease Holding Co. Ltd.	775,826	0.1
456,000	Chang Hwa Commercial Bank Ltd.	273,348	0.0
173,000	Cheng Shin Rubber Industry Co. Ltd.	223,473	0.0
247,000	China Airlines Ltd.	208,578	0.0
1,244,000 (1)	China Development Financial Holding Corp.	495,846	0.1
963,000	China Steel Corp.	910,637	0.2
313,000	Chunghwa Telecom Co., Ltd.	1,172,315	0.2
361,000	Compal Electronics, Inc.	339,534	0.1
1,446,000	CTBC Financial Holding Co. Ltd.	1,156,322	0.2
161,000	Delta Electronics, Inc.	1,784,255	0.3
71,000	E Ink Holdings, Inc.	516,477	0.1
1,106,087	E.Sun Financial Holding Co., Ltd.	926,715	0.2
16,000	Eclat Textile Co. Ltd.	257,285	0.0
5,000	eMemory Technology, Inc.	357,873	0.1
218,000	Eva Airways Corp.	279,677	0.0
83,000	Evergreen Marine Corp. Taiwan Ltd.	250,204	0.0
262,000	Far Eastern New Century Corp.	281,728	0.1
135,000	Far EasTone Telecommunications Co., Ltd.	340,946	0.1
37,000	Feng TAY Enterprise Co., Ltd.	234,067	0.0
877,000	First Financial Holding Co., Ltd.	779,996	0.1
283,000	Formosa Chemicals & Fibre Co.	610,387	0.1
95,000	Formosa Petrochemical Corp.	257,527	0.0
324,000	Formosa Plastics Corp.	892,512	0.2
613,000	Fubon Financial Holding Co., Ltd.	1,199,898	0.2
26,000	Giant Manufacturing Co., Ltd.	192,937	0.0
7,000	Global Unichip Corp.	362,308	0.1
18,000	Globalwafers Co. Ltd.	288,875	0.1
1,035,000	HON HAI Precision Industry Co., Ltd.	3,762,991	0.7
23,000	Hotai Motor Co. Ltd.	601,898	0.1
742,000	Hua Nan Financial Holdings Co. Ltd.	529,759	0.1
756,000	Innolux Corp.	372,105	0.1
229,000	Inventec Co., Ltd.	318,363	0.1
8,000	Largan Precision Co. Ltd.	548,780	0.1
167,000	Lite-On Technology Corp.	556,100	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
126,000	MediaTek, Inc.	$2,789,118	0.5
922,000	Mega Financial Holdings Co., Ltd.	1,131,556	0.2
59,000	Micro-Star International Co., Ltd.	335,487	0.1
6,000	momo.com, Inc.	132,968	0.0
386,000	Nan Ya Plastics Corp.	900,398	0.2
20,000	Nan Ya Printed Circuit Board Corp.	170,640	0.0
107,000	Nanya Technology Corp.	243,935	0.0
15,000	Nien Made Enterprise Co. Ltd.	165,342	0.0
48,000	Novatek Microelectronics Corp., Ltd.	659,048	0.1
7,000	Parade Technologies Ltd.	242,656	0.0
167,000	Pegatron Corp.	402,069	0.1
20,000 (1)	PharmaEssentia Corp.	218,170	0.0
189,000	Pou Chen Corp.	191,572	0.0
253,000	Powerchip Semiconductor Manufacturing Corp.	252,556	0.0
47,000	President Chain Store Corp.	426,809	0.1
221,000	Quanta Computer, Inc.	1,079,334	0.2
38,000	Realtek Semiconductor Corp.	473,808	0.1
147,000	Ruentex Development Co. Ltd.	170,179	0.0
322,000	Shanghai Commercial & Savings Bank Ltd./The	469,815	0.1
1,143,000 (1)	Shin Kong Financial Holding Co., Ltd.	327,382	0.1
880,000	SinoPac Financial Holdings Co., Ltd.	491,061	0.1
115,000	Synnex Technology International Corp.	214,490	0.0
899,000	Taishin Financial Holdings Co., Ltd.	547,242	0.1
530,000	Taiwan Business Bank	242,933	0.0
505,000	Taiwan Cement Corp.	618,083	0.1
813,000	Taiwan Cooperative Financial Holding Co. Ltd.	733,586	0.1
177,000	Taiwan High Speed Rail Corp.	182,824	0.0
142,000	Taiwan Mobile Co., Ltd.	436,170	0.1
2,036,000	Taiwan Semiconductor Manufacturing Co., Ltd.	37,611,706	6.7
109,000	Unimicron Technology Corp.	619,846	0.1
393,000	Uni-President Enterprises Corp.	963,565	0.2
941,000	United Microelectronics Corp.	1,478,511	0.3
78,000	Vanguard International Semiconductor Corp.	221,513	0.0
5,000	Voltronic Power Technology Corp.	316,210	0.1
218,000	Walsin Lihwa Corp.	288,101	0.1
55,000	Wan Hai Lines Ltd.	104,720	0.0

See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
29,000	Win Semiconductors Corp.	$153,602	0.0
260,000	Winbond Electronics Corp.	229,967	0.0
199,000	Wistron Corp.	580,635	0.1
7,000	Wiwynn Corp.	319,917	0.1
145,000	WPG Holdings Ltd.	255,125	0.0
27,000	Yageo Corp.	427,745	0.1
140,000	Yang Ming Marine Transport Corp.	284,317	0.1
812,000	Yuanta Financial Holding Co., Ltd.	603,899	0.1
59,000	Zhen Ding Technology Holding Ltd.	199,510	0.0
		85,953,570	15.3
	Thailand: 1.9%
93,400	Advanced Info Service PCL	564,344	0.1
336,000 (1)	Airports of Thailand PCL - Foreign	682,808	0.1
724,400	Asset World Corp. PCL - Foreign	101,087	0.0
89,500	B Grimm Power PCL - Foreign	87,924	0.0
854,300	Bangkok Dusit Medical Services PCL - Foreign	669,922	0.1
692,200	Bangkok Expressway & Metro PCL - Foreign	167,130	0.0
642,800	Banpu PCL	160,768	0.0
104,900	Berli Jucker PCL - Foreign	103,033	0.0
740,600	BTS Group Holdings PCL - Foreign	155,841	0.0
48,700	Bumrungrad Hospital PCL - Foreign	310,780	0.1
36,200	Carabao Group PCL - Foreign	67,008	0.0
161,200	Central Pattana PCL	298,463	0.1
155,700	Central Retail Corp. PCL - Foreign	171,721	0.0
339,400	Charoen Pokphand Foods PCL	188,706	0.0
464,400	CP ALL PCL - Foreign	819,789	0.2
125,100	CP Axtra PCL	124,587	0.0
260,256	Delta Electronics Thailand PCL	677,463	0.1
25,000	Electricity Generating PCL - Foreign	92,118	0.0
136,300	Energy Absolute PCL - Foreign	219,490	0.1
64,200	Global Power Synergy PCL - Foreign	98,490	0.0
235,800	Gulf Energy Development PCL - Foreign	311,479	0.1
496,200	Home Product Center PCL - Foreign	196,377	0.1
164,100	Indorama Ventures PCL - Foreign	158,860	0.0
99,200	Intouch Holdings PCL - Foreign	207,293	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
54,000	Kasikornbank PCL - Foreign	$197,647	0.1
318,800	Krung Thai Bank PCL	174,719	0.0
79,400	Krungthai Card PCL - Foreign	111,089	0.0
744,300	Land & Houses PCL - Foreign	177,619	0.0
256,300	Minor International PCL - Foreign	248,185	0.1
68,100	Muangthai Capital PCL - Foreign	75,701	0.0
132,800	Osotspa PCL - Foreign	111,579	0.0
109,400	PTT Exploration & Production PCL - Foreign	463,546	0.1
188,200	PTT Global Chemical PCL	198,207	0.1
272,900	PTT Oil & Retail Business PCL - Foreign	163,325	0.0
785,000	PTT PCL - Foreign	743,028	0.1
102,700	Ratch Group PCL - Foreign	103,650	0.0
74,000	SCB X PCL - Foreign	222,805	0.1
107,200	SCG Packaging PCL - Foreign	112,824	0.0
63,700	Siam Cement PCL - Foreign	579,169	0.1
64,000	Srisawad Corp. PCL - Foreign	85,633	0.0
105,600	Thai Oil PCL - Foreign	132,127	0.0
926,600	True Corp. PCL - Foreign	171,733	0.0
		10,708,067	1.9
	Turkey: 0.5%
251,517	Akbank TAS	195,467	0.0
57,333	Aselsan Elektronik Sanayi Ve Ticaret AS	120,211	0.0
37,128	BIM Birlesik Magazalar AS	243,265	0.1
112,848 (1)	Eregli Demir ve Celik Fabrikalari TAS	160,176	0.0
6,493	Ford Otomotiv Sanayi AS	189,926	0.0
81,111	Haci Omer Sabanci Holding AS	143,536	0.0
95,659 (1)	Hektas Ticaret TAS	110,626	0.0
61,917	KOC Holding AS	247,950	0.1
80,378	Koza Altin Isletmeleri AS	77,105	0.0
4,343 (1)	Pegasus Hava Tasimaciligi AS	103,133	0.0
89,033 (1)	Sasa Polyester Sanayi AS	194,895	0.1
8,002	Tofas Turk Otomobil Fabrikasi AS	77,898	0.0
44,638 (1)	Turk Hava Yollari	332,505	0.1
114,809	Turk Sise Ve Cam Fabrikalari	196,555	0.0
106,640	Turkcell Iletisim Hizmet AS	148,793	0.0
290,663	Turkiye Is Bankasi	156,553	0.0
79,170	Turkiye Petrol Rafinerileri AS	243,438	0.1
255,380	Yapi ve Kredi Bankasi AS	127,604	0.0
		3,069,636	0.5

See Accompanying Notes to Financial Statements
37

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Arab Emirates: 1.3%
240,426	Abu Dhabi Commercial Bank PJSC	$530,862	0.1
123,423	Abu Dhabi Islamic Bank PJSC	357,533	0.1
256,445	Abu Dhabi National Oil Co. for Distribution PJSC	272,294	0.1
312,778	Aldar Properties PJSC	437,446	0.1
166,390	Americana Restaurants International PLC	191,623	0.0
243,285	Dubai Islamic Bank PJSC	363,665	0.1
534,684	Emaar Properties PJSC	939,828	0.2
156,374	Emirates NBD Bank PJSC	636,556	0.1
286,255	Emirates Telecommunications Group Co. PJSC	1,756,563	0.3
363,799	First Abu Dhabi Bank PJSC	1,355,879	0.2
306,885 (1)	Multiply Group PJSC	265,954	0.0
		7,108,203	1.3
	Total Common Stock (Cost $535,735,829)	541,466,380	96.2
PREFERRED STOCK: 2.3%
	Brazil: 1.5%
438,121	Banco Bradesco SA	1,511,582	0.3
26,849	Centrais Eletricas Brasileiras SA	250,199	0.0
118,895	Cia Energetica de Minas Gerais	318,828	0.1
95,187	Gerdau SA	498,180	0.1
401,183	Itau Unibanco Holding S.A.	2,379,516	0.4
419,447	Itausa SA	843,589	0.2
394,199	Petroleo Brasileiro SA	2,431,945	0.4
		8,233,839	1.5
	Chile: 0.1%
11,750	Sociedad Quimica y Minera de Chile SA	855,858	0.1

	Colombia: 0.0%
37,021	Bancolombia SA	248,387	0.0

	South Korea: 0.7%
2,491	Hyundai Motor Co.	206,166	0.0
2,988	Hyundai Motor Co.- Series 2	249,561	0.1
683	LG Chem Ltd.	183,485	0.0
68,026	Samsung Electronics Co., Ltd.	3,086,973	0.6
		3,726,185	0.7
	Total Preferred Stock (Cost $11,460,555)	13,064,269	2.3
	Total Investments in Securities (Cost $547,196,384)	$554,530,649	98.5
	Assets in Excess of Other Liabilities	8,565,940	1.5
	Net Assets	$563,096,589	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Financials	21.6%
Information Technology	20.8
Consumer Discretionary	13.0
Communication Services	9.6
Materials	8.0
Consumer Staples	6.3
Industrials	6.2
Energy	4.9
Health Care	3.7
Utilities	2.6
Real Estate	1.8
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
38

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Brazil	$22,700,481	$—	$—	$22,700,481
Chile	2,163,432	—	—	2,163,432
China	11,664,032	152,270,519	—	163,934,551
Colombia	305,846	—	—	305,846
Czech Republic	662,360	205,195	—	867,555
Egypt	59,789	392,025	—	451,814
Greece	269,154	2,267,363	—	2,536,517
Hungary	—	1,253,068	—	1,253,068
India	306,267	80,732,262	—	81,038,529
Indonesia	152,813	10,983,225	—	11,136,038
Kuwait	—	4,629,251	—	4,629,251
Malaysia	958,291	6,414,562	—	7,372,853
Mexico	15,945,119	—	—	15,945,119
Peru	974,075	—	—	974,075
Philippines	—	3,619,758	—	3,619,758
Poland	—	4,587,138	—	4,587,138
Qatar	427,419	4,593,497	—	5,020,916
Saudi Arabia	486,918	22,939,473	—	23,426,391
Singapore	—	136,977	—	136,977
South Africa	5,765,020	12,234,527	—	17,999,547
South Korea	—	64,527,048	—	64,527,048
Taiwan	—	85,953,570	—	85,953,570
Thailand	—	10,708,067	—	10,708,067
Turkey	533,614	2,536,022	—	3,069,636
United Arab Emirates	1,352,312	5,755,891	—	7,108,203
Total Common Stock	64,726,942	476,739,438	—	541,466,380
Preferred Stock	9,338,084	3,726,185	—	13,064,269
Total Investments, at fair value	$74,065,026	$480,465,623	$—	$554,530,649
Liabilities Table
Other Financial Instruments+
Futures	$(130,065)	$—	$—	$(130,065)
Total Liabilities	$(130,065)	$—	$—	$(130,065)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	163	09/15/23	$8,132,885	$(130,065)
			$8,132,885	$(130,065)
See Accompanying Notes to Financial Statements
39

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series EM Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$130,065
Total Liability Derivatives		$130,065

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$259,960
Total	$259,960
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(130,065)
Total	$(130,065)
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $548,001,874.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$28,381,605
Gross Unrealized Depreciation	(21,178,578)
Net Unrealized Appreciation	$7,203,027
See Accompanying Notes to Financial Statements
40

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.7%
	Australia: 6.9%
17,745	Ampol Ltd.	$354,483	0.0
224,352	ANZ Group Holdings Ltd.	3,551,453	0.3
87,859	APA Group - Stapled Security	568,445	0.1
44,217	Aristocrat Leisure Ltd.	1,144,021	0.1
14,416	ASX Ltd.	606,670	0.1
137,065	Aurizon Holdings Ltd.	358,591	0.0
378,417	BHP Group Ltd.	11,375,983	0.9
34,550	BlueScope Steel Ltd.	475,507	0.0
103,403	Brambles Ltd.	994,281	0.1
4,898	Cochlear Ltd.	750,415	0.1
99,661	Coles Group Ltd.	1,223,729	0.1
126,180	Commonwealth Bank of Australia	8,447,366	0.7
42,844	Computershare Ltd.	668,626	0.1
36,033	CSL Ltd.	6,672,563	0.6
80,090	Dexus	417,095	0.0
11,450	EBOS Group Ltd.	258,709	0.0
106,690	Endeavour Group Ltd./Australia	449,025	0.0
126,499	Fortescue Metals Group Ltd.	1,877,088	0.2
126,424	Goodman Group	1,699,502	0.1
142,640	GPT Group	394,698	0.0
18,713	IDP Education Ltd.	277,118	0.0
50,750	IGO Ltd.	517,995	0.0
183,559	Insurance Australia Group Ltd.	698,056	0.1
51,320	Lendlease Corp., Ltd. - Stapled Security	266,271	0.0
165,738	Lottery Corp. Ltd./The	568,195	0.0
27,426	Macquarie Group Ltd.	3,263,368	0.3
205,072	Medibank Pvt Ltd.	481,710	0.0
12,970	Mineral Resources Ltd.	621,170	0.1
293,821	Mirvac Group	443,700	0.0
234,755	National Australia Bank Ltd.	4,128,848	0.3
66,799	Newcrest Mining Ltd.	1,191,591	0.1
86,325	Northern Star Resources Ltd.	703,280	0.1
33,717	Orica Ltd.	334,027	0.0
128,281	Origin Energy Ltd.	721,012	0.1
201,557	Pilbara Minerals Ltd.	662,452	0.1
68,816 (1)	Qantas Airways Ltd.	285,182	0.0
111,184	QBE Insurance Group Ltd.	1,160,856	0.1
13,635	Ramsay Health Care Ltd.	512,271	0.0
3,935	REA Group Ltd.	378,010	0.0
16,889	Reece Ltd.	210,394	0.0
27,730	Rio Tinto Ltd.	2,123,560	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
246,622	Santos Ltd.	$1,233,973	0.1
386,492	Scentre Group	683,518	0.1
25,093	Seek Ltd.	366,574	0.0
33,327	Sonic Healthcare Ltd.	792,573	0.1
341,568	South32 Ltd. - AUD	859,933	0.1
177,756	Stockland	477,860	0.0
94,611	Suncorp Group Ltd.	850,103	0.1
301,132	Telstra Group Ltd.	863,859	0.1
230,117	Transurban Group - Stapled Security	2,191,033	0.2
53,751	Treasury Wine Estates Ltd.	403,088	0.0
288,130	Vicinity Centres	354,839	0.0
17,527	Washington H Soul Pattinson & Co. Ltd.	372,082	0.0
84,748	Wesfarmers Ltd.	2,794,089	0.2
262,128	Westpac Banking Corp.	3,732,348	0.3
12,395	WiseTech Global Ltd.	664,848	0.1
141,837	Woodside Energy Group Ltd.	3,280,921	0.3
91,037	Woolworths Group Ltd.	2,412,143	0.2
		84,171,100	6.9
	Austria: 0.2%
25,603	Erste Group Bank AG	898,101	0.1
10,966	OMV AG	465,642	0.1
5,070	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	406,745	0.0
8,642	Voestalpine AG	310,562	0.0
		2,081,050	0.2
	Belgium: 0.8%
12,009	Ageas SA/NV	486,837	0.1
64,884	Anheuser-Busch InBev SA/NV	3,677,469	0.3
1,625	D’ieteren Group	287,601	0.0
2,197	Elia Group SA/NV	279,138	0.0
7,405	Groupe Bruxelles Lambert NV	583,765	0.1
18,698	KBC Group NV	1,305,139	0.1
1,148	Sofina SA	238,004	0.0
5,519	Solvay S.A.	617,136	0.1
9,414	UCB S.A.	834,633	0.1
15,596	Umicore SA	436,053	0.0
12,151	Warehouses De Pauw CVA	333,699	0.0
		9,079,474	0.8
	China: 0.5%
275,500	BOC Hong Kong Holdings Ltd.	843,947	0.1
128,200 (2)	Budweiser Brewing Co. APAC Ltd.	331,738	0.0

See Accompanying Notes to Financial Statements
41

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,296 (1)	Futu Holdings Ltd. ADR	$170,723	0.0
59,874	Prosus NV	4,384,832	0.4
		5,731,240	0.5
	Denmark: 2.9%
231	AP Moller - Maersk A/S - Class A	402,795	0.0
374	AP Moller - Maersk A/S - Class B	657,585	0.1
7,356	Carlsberg A/S	1,177,925	0.1
7,855	Chr Hansen Holding A/S	546,068	0.0
8,846	Coloplast A/S	1,106,955	0.1
51,361 (1)	Danske Bank A/S	1,250,970	0.1
6,862 (1)	Demant A/S	290,448	0.0
13,939	DSV A/S	2,927,770	0.2
4,929 (1)	Genmab A/S	1,867,882	0.2
123,661	Novo Nordisk A/S	19,976,179	1.6
15,230	Novozymes A/S	710,618	0.1
14,086 (2)	Orsted A/S	1,335,386	0.1
6,756	Pandora A/S	603,862	0.1
677	ROCKWOOL A/S	175,077	0.0
26,811	Tryg A/S	580,619	0.0
75,437 (1)	Vestas Wind Systems A/S	2,005,668	0.2
		35,615,807	2.9
	Finland: 1.1%
10,591	Elisa OYJ	565,395	0.1
33,407	Fortum OYJ	447,070	0.0
20,338	Kesko OYJ	383,011	0.0
25,390	Kone Oyj	1,326,494	0.1
49,382	Metso Outotec Oyj	595,881	0.1
31,503	Neste Oyj	1,212,971	0.1
399,696	Nokia OYJ - Finland	1,674,674	0.2
242,351	Nordea Bank Abp	2,639,851	0.2
7,961	Orion Oyj	330,390	0.0
34,353	Sampo OYJ	1,542,881	0.1
43,458	Stora Enso OYJ	504,199	0.1
39,744	UPM-Kymmene OYJ	1,184,248	0.1
35,249	Wartsila OYJ	397,468	0.0
		12,804,533	1.1
	France: 11.0%
13,754	Accor S.A.	511,807	0.1
2,211	Aeroports de Paris	317,704	0.0
39,113	Air Liquide SA	7,014,350	0.6
24,157	Alstom SA	721,107	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
4,554 (2)	Amundi SA	$269,045	0.0
4,204	Arkema SA	396,423	0.0
137,042	AXA S.A.	4,049,782	0.3
3,118	BioMerieux	327,383	0.0
82,984	BNP Paribas	5,236,798	0.4
65,909	Bollore SE	411,027	0.0
15,386	Bouygues SA	516,869	0.1
21,893	Bureau Veritas SA	600,637	0.1
12,318	Capgemini SE	2,332,327	0.2
44,211	Carrefour S.A.	837,833	0.1
36,603	Cie de Saint-Gobain	2,228,630	0.2
50,677	Cie Generale des Etablissements Michelin SCA	1,499,097	0.1
3,540	Covivio SA/France	167,230	0.0
90,623	Credit Agricole SA	1,076,047	0.1
47,961	Danone	2,939,223	0.3
1,865	Dassault Aviation SA	373,656	0.0
49,873	Dassault Systemes SE	2,209,927	0.2
18,585	Edenred	1,244,907	0.1
5,490	Eiffage SA	573,205	0.1
136,437	Engie SA	2,272,080	0.2
21,736	EssilorLuxottica SA	4,098,775	0.3
3,245	Eurazeo SE	228,467	0.0
3,423	Gecina S.A.	365,162	0.0
26,705	Getlink SE	454,463	0.0
2,366	Hermes International	5,143,033	0.4
2,808	Ipsen SA	338,017	0.0
5,576	Kering SA	3,079,070	0.3
16,020	Klepierre SA	398,005	0.0
7,822 (2)	La Francaise des Jeux SAEM	307,865	0.0
19,931	Legrand S.A.	1,977,237	0.2
17,985	L’Oreal S.A.	8,389,593	0.7
20,627	LVMH Moet Hennessy Louis Vuitton SE	19,449,501	1.6
139,094	Orange SA	1,625,518	0.1
15,415	Pernod Ricard SA	3,406,334	0.3
17,097	Publicis Groupe	1,372,145	0.1
1,735	Remy Cointreau SA	278,504	0.0
14,313	Renault S.A.	603,918	0.1
25,533	Safran S.A.	4,001,279	0.3
84,766	Sanofi	9,125,573	0.8
2,059	Sartorius Stedim Biotech	514,244	0.1
40,528	Schneider Electric SE	7,363,012	0.6

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
1,860	SEB SA	$192,352	0.0
54,336	Societe Generale	1,413,079	0.1
6,588	Sodexo SA	725,455	0.1
4,402	Teleperformance	738,456	0.1
7,851	Thales S.A.	1,176,310	0.1
176,722	TotalEnergies SE	10,144,687	0.8
8,811 (1)	Unibail-Rodamco-Westfield	464,731	0.0
15,412	Valeo	331,193	0.0
50,710	Veolia Environnement	1,605,252	0.1
39,701	Vinci SA	4,613,085	0.4
53,655	Vivendi SE	492,580	0.0
1,990	Wendel SE	204,385	0.0
17,812 (1)(2)	Worldline SA/France	652,278	0.1
		133,400,652	11.0
	Germany: 7.7%
12,101	Adidas AG	2,349,149	0.2
30,128	Allianz SE	7,017,543	0.6
66,771	BASF SE	3,243,958	0.3
73,387	Bayer AG	4,062,353	0.3
24,733	Bayerische Motoren Werke AG	3,042,342	0.3
6,099	Bechtle AG	242,208	0.0
7,506	Beiersdorf AG	993,974	0.1
11,505	Brenntag SE	897,600	0.1
2,997	Carl Zeiss Meditec AG	324,110	0.0
79,266	Commerzbank AG	878,733	0.1
8,191	Continental AG	618,835	0.1
14,386 (1)(2)	Covestro AG	748,544	0.1
36,885	Daimler Truck Holding AG	1,329,418	0.1
12,953 (1)(2)	Delivery Hero SE	571,488	0.1
144,786	Deutsche Bank AG	1,522,106	0.1
14,193	Deutsche Boerse AG	2,620,241	0.2
44,510 (1)	Deutsche Lufthansa AG	456,387	0.0
242,118	Deutsche Telekom AG	5,282,669	0.4
75,182	DHL Group	3,673,571	0.3
167,711	E.ON AG	2,142,414	0.2
15,615	Evonik Industries AG	297,541	0.0
15,294	Fresenius Medical Care AG & Co. KGaA	730,919	0.1
31,455	Fresenius SE & Co. KGaA	872,462	0.1
11,279	GEA Group AG	472,209	0.0
4,490	Hannover Rueck SE	953,222	0.1
10,784	Heidelberg Materials AG	886,863	0.1
12,162 (1)	HelloFresh SE	300,800	0.0
7,738	Henkel AG & Co. KGaA	544,712	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
97,552	Infineon Technologies AG	$4,017,421	0.3
5,402	Knorr-Bremse AG	412,949	0.0
5,518 (1)	LEG Immobilien SE	318,383	0.0
63,934	Mercedes-Benz Group AG	5,146,143	0.4
9,654	Merck KGaA	1,598,030	0.1
4,001	MTU Aero Engines AG	1,037,739	0.1
10,465	Muenchener Rueckversicherungs- Gesellschaft AG	3,928,703	0.3
4,300	Nemetschek SE	321,025	0.0
7,862	Puma SE	473,766	0.0
381	Rational AG	275,883	0.0
3,244	Rheinmetall AG	888,703	0.1
47,230	RWE AG	2,058,114	0.2
78,004	SAP SE	10,655,950	0.9
5,603 (2)	Scout24 SE	355,039	0.0
56,772	Siemens AG	9,463,965	0.8
38,687 (1)	Siemens Energy AG	684,058	0.1
20,999 (2)	Siemens Healthineers AG	1,190,128	0.1
9,887	Symrise AG	1,036,679	0.1
4,731	Talanx AG	271,610	0.0
66,660	Telefonica Deutschland Holding AG	187,616	0.0
2,197	Volkswagen AG	367,227	0.0
53,335	Vonovia SE	1,041,616	0.1
1,364	Wacker Chemie AG	187,379	0.0
16,677 (1)(2)	Zalando SE	480,952	0.0
		93,475,449	7.7
	Hong Kong: 2.2%
869,800	AIA Group Ltd.	8,834,123	0.7
147,500	CK Asset Holdings Ltd.	819,622	0.1
200,000	CK Hutchison Holdings Ltd.	1,220,669	0.1
47,000	CK Infrastructure Holdings Ltd.	249,292	0.0
122,500	CLP Holdings Ltd.	954,104	0.1
148,600 (2)	ESR Group Ltd.	255,927	0.0
134,000	Hang Lung Properties Ltd.	207,360	0.0
56,900	Hang Seng Bank Ltd.	811,145	0.1
108,000	Henderson Land Development Co., Ltd.	321,626	0.0
282,000	HKT Trust & HKT Ltd. - Stapled Security	328,353	0.0
834,000	Hong Kong & China Gas	722,236	0.1
90,000	Hong Kong Exchanges and Clearing Ltd.	3,410,011	0.3

See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
75,600	Hongkong Land Holdings Ltd. - HKHGF	$295,615	0.0
7,300	Hongkong Land Holdings Ltd. - HKL	28,545	0.0
11,900	Jardine Matheson Holdings Ltd.	597,142	0.1
188,300	Link REIT	1,048,289	0.1
115,500	MTR Corp.	531,712	0.1
112,000	New World Development Co. Ltd.	276,814	0.0
103,000	Power Assets Holdings Ltd.	540,696	0.1
274,000	Sino Land Co.	337,324	0.0
100,000	SITC International Holdings Co. Ltd.	183,117	0.0
108,000	Sun Hung Kai Properties Ltd.	1,364,538	0.1
32,500	Swire Pacific Ltd. - Class A	249,687	0.0
87,400	Swire Properties Ltd.	215,342	0.0
102,500	Techtronic Industries Co., Ltd.	1,120,900	0.1
621,000 (2)	WH Group Ltd.	330,728	0.0
124,000	Wharf Real Estate Investment Co. Ltd.	622,153	0.1
123,000	Xinyi Glass Holding Co. Ltd.	192,288	0.0
		26,069,358	2.2
	Ireland: 0.9%
99,852	AIB Group PLC	420,238	0.0
79,700	Bank of Ireland Group PLC	760,933	0.1
55,308	CRH PLC	3,051,202	0.2
7,351	DCC PLC	411,227	0.0
13,179 (1)	Flutter Entertainment PLC	2,652,423	0.2
33,185 (1)	James Hardie Industries SE	885,244	0.1
11,905	Kerry Group PLC - KYG	1,161,968	0.1
11,501	Kingspan Group Plc	765,552	0.1
19,433	Smurfit Kappa PLC	648,580	0.1
		10,757,367	0.9
	Israel: 0.6%
3,170	Azrieli Group Ltd.	179,092	0.0
94,568	Bank Hapoalim BM	779,864	0.1
114,957	Bank Leumi Le-Israel BM	861,442	0.1
7,217 (1)	Check Point Software Technologies	906,599	0.1
3,065 (1)	CyberArk Software Ltd.	479,151	0.0
1,981	Elbit Systems Ltd.	414,649	0.0
57,784	ICL Group Ltd.	317,164	0.0
92,112	Israel Discount Bank Ltd.	460,176	0.1
11,489	Mizrahi Tefahot Bank Ltd.	384,189	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel (continued)
1,426 (1)	Monday.com Ltd.	$244,160	0.0
4,731 (1)	Nice Ltd.	973,721	0.1
82,702 (1)	Teva Pharmaceutical Industries Ltd. ADR	622,746	0.1
8,138 (1)	Tower Semiconductor Ltd.	300,611	0.0
4,032 (1)	Wix.com Ltd.	315,464	0.0
		7,239,028	0.6
	Italy: 2.1%
9,272	Amplifon S.p.A.	340,096	0.0
75,711	Assicurazioni Generali S.p.A.	1,539,661	0.1
38,923	Davide Campari-Milano NV	539,444	0.1
1,881	DiaSorin SpA	195,942	0.0
607,561	Enel S.p.A.	4,096,445	0.3
173,414	ENI S.p.A.	2,496,542	0.2
9,416	Ferrari NV	3,078,549	0.3
45,431	FinecoBank Banca Fineco SpA	611,531	0.1
25,025 (2)	Infrastrutture Wireless Italiane SpA	330,337	0.0
1,205,695	Intesa Sanpaolo SpA	3,161,039	0.3
41,236	Mediobanca Banca di Credito Finanziario SpA	493,699	0.0
15,386	Moncler SpA	1,064,526	0.1
43,951 (1)(2)	Nexi SpA	344,830	0.0
38,903 (2)	Poste Italiane SpA	421,434	0.0
18,969	Prysmian SpA	793,355	0.1
7,786	Recordati Industria Chimica e Farmaceutica SpA	371,960	0.0
150,156	Snam SpA	784,770	0.1
741,962 (1)	Telecom Italia S.p.A. - TIT	209,183	0.0
104,769	Terna - Rete Elettrica Nazionale	893,594	0.1
137,727	UniCredit SpA	3,202,653	0.3
		24,969,590	2.1
	Japan: 21.6%
14,300	Advantest Corp.	1,925,981	0.2
48,700	Aeon Co., Ltd.	997,206	0.1
15,300	AGC, Inc.	550,432	0.1
11,000	Aisin Corp.	339,690	0.0
33,600	Ajinomoto Co., Inc.	1,338,518	0.1
11,900 (1)	ANA Holdings, Inc.	283,462	0.0
36,000	Asahi Group Holdings, Ltd.	1,396,794	0.1
16,200	Asahi Intecc Co. Ltd.	318,945	0.0
93,400	Asahi Kasei Corp.	632,418	0.1
135,200	Astellas Pharma, Inc.	2,013,463	0.2

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
8,600	Azbil Corp.	$272,190	0.0
44,800	Bandai Namco Holdings, Inc.	1,037,448	0.1
9,800	BayCurrent Consulting, Inc.	368,499	0.0
42,700	Bridgestone Corp.	1,754,188	0.2
17,300	Brother Industries Ltd.	253,213	0.0
74,700	Canon, Inc.	1,963,612	0.2
12,900	Capcom Co., Ltd.	511,362	0.0
10,800	Central Japan Railway Co.	1,353,147	0.1
39,500	Chiba Bank Ltd.	239,534	0.0
48,000	Chubu Electric Power Co., Inc.	585,576	0.1
50,200	Chugai Pharmaceutical Co., Ltd.	1,429,647	0.1
81,100	Concordia Financial Group Ltd.	317,090	0.0
32,000	CyberAgent, Inc.	233,928	0.0
16,500	Dai Nippon Printing Co., Ltd.	468,693	0.0
22,600	Daifuku Co., Ltd.	465,465	0.0
70,200	Dai-ichi Life Holdings, Inc.	1,335,197	0.1
138,200	Daiichi Sankyo Co., Ltd.	4,391,205	0.4
19,700	Daikin Industries Ltd.	4,036,634	0.3
4,600	Daito Trust Construction Co., Ltd.	466,006	0.0
44,700	Daiwa House Industry Co., Ltd.	1,181,062	0.1
164	Daiwa House REIT Investment Corp.	314,445	0.0
99,300	Daiwa Securities Group, Inc.	511,694	0.0
32,400	Denso Corp.	2,185,449	0.2
15,100	Dentsu Group, Inc.	496,596	0.0
6,900	Disco Corp.	1,093,967	0.1
22,600	East Japan Railway Co.	1,253,248	0.1
18,800	Eisai Co., Ltd.	1,274,153	0.1
215,200	ENEOS Holdings, Inc.	739,690	0.1
71,600	Fanuc Ltd.	2,513,564	0.2
13,100	Fast Retailing Co., Ltd.	3,359,820	0.3
9,400	Fuji Electric Co. Ltd.	413,836	0.0
27,900	Fuji Film Holdings Corp.	1,662,370	0.1
13,100	Fujitsu Ltd.	1,696,226	0.1
333	GLP J-Reit	328,454	0.0
3,100	GMO Payment Gateway, Inc.	243,163	0.0
17,500	Hakuhodo DY Holdings, Inc.	184,728	0.0
10,500	Hamamatsu Photonics KK	515,481	0.1
17,000	Hankyu Hanshin Holdings, Inc.	562,090	0.1
1,500	Hikari Tsushin, Inc.	215,298	0.0
2,200	Hirose Electric Co., Ltd.	292,896	0.0
8,000	Hitachi Construction Machinery Co., Ltd.	224,940	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
70,100	Hitachi Ltd.	$4,358,573	0.4
115,000	Honda Motor Co., Ltd.	3,483,794	0.3
8,100	Hoshizaki Corp.	290,812	0.0
26,700	Hoya Corp.	3,195,089	0.3
28,600	Hulic Co. Ltd.	245,057	0.0
8,400	Ibiden Co., Ltd.	477,939	0.0
15,500	Idemitsu Kosan Co., Ltd.	311,008	0.0
11,800	Iida Group Holdings Co. Ltd.	199,406	0.0
72,500	Inpex Corp.	796,519	0.1
43,400	Isuzu Motors Ltd.	526,496	0.1
88,800	Itochu Corp.	3,527,274	0.3
7,100	Itochu Techno-Solutions Corp.	179,913	0.0
10,800	Japan Airlines Co. Ltd.	234,181	0.0
37,400	Japan Exchange Group, Inc.	654,444	0.1
520	Japan Metropolitan Fund Invest	347,924	0.0
109,900	Japan Post Bank Co. Ltd.	857,027	0.1
163,900	Japan Post Holdings Co. Ltd.	1,177,990	0.1
14,900	Japan Post Insurance Co. Ltd.	223,931	0.0
95	Japan Real Estate Investment Corp.	361,530	0.0
89,600	Japan Tobacco, Inc.	1,962,777	0.2
36,600	JFE Holdings, Inc.	523,254	0.1
13,200	JSR Corp.	379,318	0.0
31,500	Kajima Corp.	475,607	0.0
52,400	Kansai Electric Power Co., Inc.	657,432	0.1
34,700	Kao Corp.	1,259,260	0.1
10,300	Kawasaki Kisen Kaisha Ltd.	252,556	0.0
111,800	KDDI Corp.	3,452,733	0.3
7,700	Keio Corp.	242,216	0.0
9,600	Keisei Electric Railway Co., Ltd.	397,914	0.0
14,600	Keyence Corp.	6,937,288	0.6
10,100	Kikkoman Corp.	576,797	0.1
13,500	Kintetsu Group Holdings Co., Ltd.	467,535	0.0
58,000	Kirin Holdings Co., Ltd.	846,956	0.1
3,800	Kobayashi Pharmaceutical Co., Ltd.	206,620	0.0
11,200	Kobe Bussan Co. Ltd.	290,697	0.0
8,800	Koei Tecmo Holdings Co. Ltd.	152,428	0.0
15,600	Koito Manufacturing Co., Ltd.	283,096	0.0
69,100	Komatsu Ltd.	1,869,018	0.2
7,500	Konami Holdings Corp.	393,308	0.0
2,500	Kose Corp.	240,324	0.0

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
75,400	Kubota Corp.	$1,103,771	0.1
7,800	Kurita Water Industries, Ltd.	299,461	0.0
24,000	Kyocera Corp.	1,304,690	0.1
20,100	Kyowa Kirin Co., Ltd.	372,559	0.0
5,700	Lasertec Corp.	861,364	0.1
21,400	Lixil Corp.	272,382	0.0
32,900	M3, Inc.	717,372	0.1
16,700	Makita Corp.	472,047	0.0
114,200	Marubeni Corp.	1,946,426	0.2
8,500	MatsukiyoCocokara & Co.	477,455	0.0
42,300	Mazda Motor Corp.	408,795	0.0
6,400	McDonald’s Holdings Co. Japan Ltd.	248,824	0.0
16,600	MEIJI Holdings Co., Ltd.	370,692	0.0
27,000	Minebea Mitsumi, Inc.	512,099	0.0
21,200	MISUMI Group, Inc.	426,821	0.0
95,300	Mitsubishi Chemical Group Corp.	573,194	0.1
92,600	Mitsubishi Corp.	4,476,924	0.4
144,400	Mitsubishi Electric Corp.	2,041,361	0.2
83,800	Mitsubishi Estate Co., Ltd.	995,571	0.1
65,700	Mitsubishi HC Capital, Inc.	390,088	0.0
23,900	Mitsubishi Heavy Industries Ltd.	1,116,256	0.1
853,000	Mitsubishi UFJ Financial Group, Inc.	6,287,526	0.5
98,100	Mitsui & Co., Ltd.	3,712,872	0.3
12,700	Mitsui Chemicals, Inc.	374,342	0.0
67,500	Mitsui Fudosan Co., Ltd.	1,345,370	0.1
25,600	Mitsui OSK Lines Ltd.	615,914	0.1
180,200	Mizuho Financial Group, Inc.	2,754,442	0.2
18,700	MonotaRO Co. Ltd.	238,807	0.0
32,000	MS&AD Insurance Group Holdings, Inc.	1,133,194	0.1
42,900	Murata Manufacturing Co., Ltd.	2,464,216	0.2
18,300	NEC Corp.	887,779	0.1
29,200	Nexon Co. Ltd.	559,959	0.1
17,700	NGK Insulators Ltd.	211,471	0.0
31,200	Nidec Corp.	1,719,290	0.1
5,400	Niippon Express Holdings, Inc.	304,604	0.0
77,600	Nintendo Co., Ltd.	3,537,654	0.3
114	Nippon Building Fund, Inc.	448,269	0.0
70,800	Nippon Paint Holdings Co., Ltd.	585,941	0.1
164	Nippon Prologis REIT, Inc.	329,607	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
12,900	Nippon Sanso Holdings Corp.	$280,264	0.0
3,900	Nippon Shinyaku Co., Ltd.	159,564	0.0
60,300	Nippon Steel Corp.	1,262,036	0.1
2,232,500	Nippon Telegraph & Telephone Corp.	2,641,731	0.2
36,100	Nippon Yusen KK	801,732	0.1
9,500	Nissan Chemical Corp.	409,637	0.0
172,900	Nissan Motor Co., Ltd.	709,605	0.1
14,700	Nisshin Seifun Group, Inc.	181,704	0.0
4,600	Nissin Food Products Co., Ltd.	380,351	0.0
6,000	Nitori Holdings Co. Ltd.	673,766	0.1
11,200	Nitto Denko Corp.	831,328	0.1
216,700	Nomura Holdings, Inc.	826,173	0.1
8,600	Nomura Real Estate Holdings, Inc.	204,462	0.0
316	Nomura Real Estate Master Fund, Inc.	364,469	0.0
28,800	Nomura Research Institute Ltd.	795,670	0.1
47,000	NTT Data Group Corp.	658,982	0.1
48,400	Obayashi Corp.	418,580	0.0
5,200	Obic Co., Ltd.	834,644	0.1
22,000	Odakyu Electric Railway Co., Ltd.	294,793	0.0
64,400	Oji Holdings Corp.	240,796	0.0
89,900	Olympus Corp.	1,422,699	0.1
13,100	Omron Corp.	804,363	0.1
29,000	Ono Pharmaceutical Co., Ltd.	523,259	0.1
5,800	Open House Group Co. Ltd.	209,389	0.0
2,900	Oracle Corp. Japan	215,684	0.0
81,500	Oriental Land Co., Ltd.	3,177,358	0.3
87,600	ORIX Corp.	1,597,491	0.1
27,900	Osaka Gas Co., Ltd.	427,646	0.0
8,500	Otsuka Corp.	331,089	0.0
29,100	Otsuka Holdings Co. Ltd.	1,067,436	0.1
28,300	Pan Pacific International Holdings Corp.	506,844	0.0
165,000	Panasonic Holdings Corp.	2,023,219	0.2
13,200	Persol Holdings Co. Ltd.	238,891	0.0
111,600	Rakuten Group, Inc.	388,873	0.0
107,700	Recruit Holdings Co. Ltd.	3,437,283	0.3
95,100 (1)	Renesas Electronics Corp.	1,794,757	0.2
160,900	Resona Holdings, Inc.	770,385	0.1
40,800	Ricoh Co., Ltd.	347,693	0.0
6,500	Rohm Co., Ltd.	615,707	0.1

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
18,200	SBI Holdings, Inc.	$351,004	0.0
11,600	SCSK Corp.	182,550	0.0
15,700	Secom Co., Ltd.	1,062,552	0.1
21,600	Seiko Epson Corp.	337,223	0.0
27,200	Sekisui Chemical Co., Ltd.	392,964	0.0
45,900	Sekisui House Ltd.	927,162	0.1
56,300	Seven & I Holdings Co., Ltd.	2,432,282	0.2
23,900	SG Holdings Co. Ltd.	340,916	0.0
17,000 (1)	Sharp Corp.	95,327	0.0
17,600	Shimadzu Corp.	543,992	0.1
5,800	Shimano, Inc.	970,963	0.1
41,100	Shimizu Corp.	260,220	0.0
136,100	Shin-Etsu Chemical Co., Ltd.	4,548,184	0.4
19,700	Shionogi & Co., Ltd.	830,935	0.1
29,800	Shiseido Co., Ltd.	1,350,826	0.1
33,200	Shizuoka Financial Group, Inc.	239,855	0.0
4,200	SMC Corp.	2,334,200	0.2
214,600	SoftBank Corp.	2,293,066	0.2
76,900	SoftBank Group Corp.	3,626,574	0.3
23,300	Sompo Holdings, Inc.	1,045,453	0.1
94,200	Sony Group Corp.	8,503,454	0.7
6,400	Square Enix Holdings Co., Ltd.	297,778	0.0
45,800	Subaru Corp.	862,587	0.1
26,100	Sumco Corp.	370,286	0.0
105,100	Sumitomo Chemical Co., Ltd.	319,442	0.0
84,100	Sumitomo Corp.	1,784,179	0.2
53,200	Sumitomo Electric Industries Ltd.	651,816	0.1
18,400	Sumitomo Metal Mining Co., Ltd.	593,992	0.1
97,600	Sumitomo Mitsui Financial Group, Inc.	4,183,082	0.4
24,700	Sumitomo Mitsui Trust Holdings, Inc.	876,247	0.1
21,300	Sumitomo Realty & Development Co., Ltd.	527,835	0.1
10,400	Suntory Beverage & Food Ltd.	377,018	0.0
27,400	Suzuki Motor Corp.	993,601	0.1
12,500	Sysmex Corp.	856,212	0.1
37,400	T&D Holdings, Inc.	548,503	0.1
12,700	Taisei Corp.	443,717	0.0
118,200	Takeda Pharmaceutical Co., Ltd.	3,714,147	0.3
29,000	TDK Corp.	1,131,141	0.1
50,300	Terumo Corp.	1,602,038	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
16,800	TIS, Inc.	$420,930	0.0
14,100	Tobu Railway Co., Ltd.	378,066	0.0
8,300	Toho Co., Ltd.	316,143	0.0
134,600	Tokio Marine Holdings, Inc.	3,103,010	0.3
113,700 (1)	Tokyo Electric Power Co., Inc.	417,031	0.0
33,500	Tokyo Electron Ltd.	4,824,954	0.4
29,100	Tokyo Gas Co., Ltd.	634,893	0.1
39,600	Tokyu Corp.	477,610	0.0
18,300	Toppan, Inc.	395,494	0.0
103,300	Toray Industries, Inc.	575,940	0.1
30,700	Toshiba Corp.	963,346	0.1
19,400	Tosoh Corp.	229,466	0.0
9,900	Toto Ltd.	299,340	0.0
10,900	Toyota Industries Corp.	780,921	0.1
792,200	Toyota Motor Corp.	12,732,309	1.1
15,800	Toyota Tsusho Corp.	789,622	0.1
10,000	Trend Micro, Inc.	484,065	0.0
30,100	Unicharm Corp.	1,119,265	0.1
15,300	USS Co., Ltd.	253,302	0.0
7,000	Welcia Holdings Co. Ltd.	145,804	0.0
16,400	West Japan Railway Co.	682,110	0.1
9,600	Yakult Honsha Co., Ltd.	607,162	0.1
10,500	Yamaha Corp.	404,469	0.0
22,200	Yamaha Motor Co., Ltd.	638,210	0.1
21,200	Yamato Holdings Co., Ltd.	384,267	0.0
17,900	Yaskawa Electric Corp.	825,245	0.1
17,000	Yokogawa Electric Corp.	314,689	0.0
199,000	Z Holdings Corp.	479,608	0.0
9,300	ZOZO, Inc.	192,925	0.0
		262,302,035	21.6
	Luxembourg: 0.1%
10,037	Eurofins Scientific SE	637,832	0.1
35,163	Tenaris S.A.	526,006	0.0
		1,163,838	0.1
	Macau: 0.1%
163,000 (1)	Galaxy Entertainment Group Ltd.	1,038,427	0.1
180,800 (1)	Sands China Ltd.	619,188	0.0
		1,657,615	0.1
	Netherlands: 6.3%
30,075 (2)	ABN AMRO Bank NV	467,464	0.0
1,621 (1)(2)	Adyen NV	2,807,040	0.2
126,060	Aegon NV	639,930	0.1

See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
12,358 (1)	AerCap Holdings NV	$784,980	0.1
44,282	Airbus SE	6,402,385	0.5
12,731	Akzo Nobel NV	1,040,802	0.1
36,065	ArcelorMittal SA	984,005	0.1
4,159 (1)	Argenx SE	1,621,996	0.1
3,502	ASM International NV	1,486,968	0.1
30,114	ASML Holding NV	21,842,598	1.8
6,380 (2)	Euronext NV	433,936	0.0
8,076	EXOR NV	720,983	0.1
38,038	Ferrovial SE	1,202,463	0.1
8,579	Heineken Holding NV	746,565	0.1
19,362	Heineken NV	1,991,127	0.2
4,243	IMCD NV	610,616	0.0
270,378	ING Groep NV	3,645,136	0.3
9,389	JDE Peet’s NV	279,287	0.0
15,610 (1)(2)	Just Eat Takeaway.com NV	239,280	0.0
72,884	Koninklijke Ahold Delhaize NV	2,484,842	0.2
241,270	Koninklijke KPN NV	861,330	0.1
69,536	Koninklijke Philips NV	1,506,686	0.1
18,731	NN Group NV	693,380	0.1
7,881	OCI NV	189,294	0.0
16,955 (1)	QIAGEN NV	762,129	0.1
8,245	Randstad NV	434,840	0.0
511,525	Shell PLC	15,259,684	1.3
168,032	Stellantis NV (STLAM)	2,954,144	0.2
61,204	Universal Music Group NV	1,359,637	0.1
19,236	Wolters Kluwer NV	2,442,468	0.2
		76,895,995	6.3
	New Zealand: 0.2%
93,220 (1)	Auckland International Airport Ltd.	489,915	0.0
43,006	Fisher & Paykel Healthcare Corp. Ltd.	647,574	0.1
51,797	Mercury NZ Ltd.	207,029	0.0
96,101	Meridian Energy Ltd.	330,932	0.0
139,482	Spark New Zealand Ltd.	436,481	0.0
10,720 (1)	Xero Ltd.	858,888	0.1
		2,970,819	0.2
	Norway: 0.6%
21,700 (1)	Adevinta ASA	142,598	0.0
23,531	Aker BP ASA	552,070	0.1
69,267	DNB Bank ASA	1,295,342	0.1
71,162	Equinor ASA	2,072,157	0.2
14,893	Gjensidige Forsikring ASA	238,584	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway (continued)
6,602	Kongsberg Gruppen ASA	$300,088	0.0
32,834	Mowi ASA	520,946	0.0
100,142	Norsk Hydro ASA	596,973	0.1
55,927	Orkla ASA	402,139	0.0
5,421	Salmar ASA	218,455	0.0
52,104	Telenor ASA	528,310	0.1
12,329	Yara International ASA	435,607	0.0
		7,303,269	0.6
	Portugal: 0.2%
218,089	EDP - Energias de Portugal SA	1,065,949	0.1
37,325	Galp Energia SGPS SA	436,177	0.0
21,087	Jeronimo Martins SGPS SA	580,919	0.1
		2,083,045	0.2
	Singapore: 1.3%
395,300	CapitaLand Integrated Commercial Trust	560,195	0.1
193,700	Capitaland Investment Ltd./ Singapore	475,910	0.0
250,300	CapLand Ascendas REIT	505,199	0.1
37,400	City Developments Ltd.	186,551	0.0
135,300	DBS Group Holdings Ltd.	3,159,632	0.3
450,300	Genting Singapore Ltd.	313,983	0.0
139,540 (1)	Grab Holdings Ltd.	478,622	0.0
7,400	Jardine Cycle & Carriage Ltd.	190,816	0.0
108,500	Keppel Corp., Ltd.	539,977	0.1
258,200	Mapletree Logistics Trust	310,549	0.0
175,500	Mapletree Pan Asia Commercial Trust	211,131	0.0
252,900	Oversea-Chinese Banking Corp., Ltd.	2,300,628	0.2
27,255 (1)	Sea Ltd. ADR	1,581,880	0.1
3,058,431 (1)	Seatrium Ltd.	283,669	0.0
99,800	Singapore Airlines Ltd.	528,743	0.1
63,800	Singapore Exchange Ltd.	454,333	0.0
116,300	Singapore Technologies Engineering Ltd.	317,344	0.0
614,900	Singapore Telecommunications Ltd.	1,138,900	0.1
94,500	United Overseas Bank Ltd.	1,960,994	0.2
34,600	UOL Group Ltd.	164,914	0.0
20,700	Venture Corp. Ltd.	225,998	0.0
143,000	Wilmar International Ltd.	402,862	0.0
		16,292,830	1.3

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 2.5%
1,838	Acciona SA	$312,075	0.0
15,584	ACS Actividades de Construccion y Servicios SA	547,995	0.1
5,585 (2)	Aena SME SA	903,916	0.1
33,652 (1)	Amadeus IT Group SA	2,562,619	0.2
450,450	Banco Bilbao Vizcaya Argentaria SA	3,460,682	0.3
1,229,114	Banco Santander SA	4,550,361	0.4
308,225	CaixaBank SA	1,276,768	0.1
42,219 (2)	Cellnex Telecom SA	1,705,811	0.1
4,919	Corp ACCIONA Energias Renovables SA	164,566	0.0
19,393	EDP Renovaveis S.A.	387,541	0.0
18,533	Enagas	364,242	0.0
23,651	Endesa S.A.	508,205	0.1
22,282 (1)	Grifols SA	285,853	0.0
434,853	Iberdrola S.A. - IBEE	5,678,673	0.5
81,485	Industria de Diseno Textil SA	3,160,632	0.3
9,416	Naturgy Energy Group SA	280,696	0.0
30,218	Redeia Corp. SA	508,178	0.1
99,157	Repsol SA	1,442,143	0.1
388,269	Telefonica S.A.	1,576,360	0.1
		29,677,316	2.5
	Sweden: 2.9%
21,573	Alfa Laval AB	786,932	0.1
74,872	Assa Abloy AB	1,799,696	0.2
200,649	Atlas Copco AB - A Shares	2,896,746	0.3
116,598	Atlas Copco AB - B Shares	1,453,800	0.1
28,743	Beijer Ref AB	367,149	0.0
20,366	Boliden AB	590,169	0.1
47,241 (1)	Embracer Group AB	118,139	0.0
49,072	Epiroc AB-A	929,515	0.1
29,039	Epiroc AB-B	470,009	0.1
26,472	EQT AB	509,632	0.1
45,502	Essity AB	1,211,794	0.1
13,690 (2)	Evolution AB	1,734,849	0.2
48,702 (1)	Fastighets AB Balder	178,326	0.0
17,032	Getinge AB	298,803	0.0
49,101	H & M Hennes & Mauritz AB	844,405	0.1
155,091	Hexagon AB	1,907,669	0.2
6,986	Holmen AB	251,082	0.0
31,246	Husqvarna AB - B Shares	283,513	0.0
9,710	Industrivarden AB-Class A	269,300	0.0
11,467	Industrivarden AB-Class C	316,428	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
20,346	Indutrade AB	$459,220	0.0
11,060	Investment AB Latour	219,574	0.0
32,597	Investor AB-A SHS	652,375	0.1
129,294	Investor AB-B SHS	2,586,538	0.2
18,071 (1)	Kinnevik AB	250,672	0.0
17,358	Lifco AB	378,019	0.0
5,659	Lundbergforetagen AB	240,986	0.0
112,849	Nibe Industrier AB	1,073,008	0.1
5,982	Saab AB	323,842	0.0
14,198	Sagax AB	280,769	0.0
79,647	Sandvik AB	1,555,044	0.1
36,640	Securitas AB	300,952	0.0
120,710	Skandinaviska Enskilda Banken AB	1,335,084	0.1
25,333	Skanska AB	355,434	0.0
25,455	SKF AB - B Shares	443,566	0.0
45,115	Svenska Cellulosa AB SCA	575,893	0.1
108,611	Svenska Handelsbanken AB	909,318	0.1
63,421	Swedbank AB	1,070,301	0.1
12,688 (1)	Swedish Orphan Biovitrum AB	247,990	0.0
39,907	Tele2 AB	330,043	0.0
217,341	Telefonaktiebolaget LM Ericsson	1,180,878	0.1
183,297	Telia Co. AB	402,127	0.0
14,911	Volvo AB	317,806	0.0
112,725	Volvo AB - B Shares	2,332,847	0.2
44,514 (1)	Volvo Car AB	177,109	0.0
		35,217,351	2.9
	Switzerland: 10.4%
117,413	ABB Ltd.	4,619,127	0.4
11,914	Adecco Group AG	390,200	0.0
37,328	Alcon, Inc.	3,096,820	0.3
2,521	Bachem Holding AG	220,123	0.0
3,410	Baloise Holding AG	501,584	0.0
2,250	Banque Cantonale Vaudoise	237,657	0.0
266	Barry Callebaut AG	513,933	0.1
1,573	BKW AG	278,106	0.0
75	Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	942,974	0.1
9	Chocoladefabriken Lindt & Spruengli AG - Registered	1,117,071	0.1
38,993	Cie Financiere Richemont SA	6,623,663	0.6
16,066	Clariant AG	232,420	0.0

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
16,453	Coca-Cola HBC AG	$490,792	0.0
13,057 (1)	DSM-Firmenich AG	1,405,121	0.1
7,363 (1)	Dufry Group	335,841	0.0
522	EMS-Chemie Holding AG	395,577	0.0
2,546	Geberit AG - Reg	1,334,317	0.1
690	Givaudan	2,288,690	0.2
797,315	Glencore PLC	4,520,694	0.4
2,773	Helvetia Holding AG	375,837	0.0
41,409	Holcim AG	2,791,267	0.2
15,920	Julius Baer Group Ltd.	1,004,672	0.1
4,046	Kuehne & Nagel International AG	1,198,534	0.1
12,285	Logitech International SA	733,232	0.1
5,563	Lonza Group AG	3,325,076	0.3
205,425	Nestle SA	24,710,903	2.0
153,115	Novartis AG	15,436,968	1.3
1,695	Partners Group	1,598,115	0.1
2,391	Roche Holding AG-BR	785,154	0.1
52,481	Roche Holding AG-GENUSSCHEIN	16,031,374	1.3
3,032	Schindler Holding AG - Part Cert	711,934	0.1
1,748	Schindler Holding AG - Reg	393,487	0.0
11,198	SGS SA	1,059,342	0.1
22,772	SIG Group AG	629,116	0.1
10,910	Sika AG	3,124,631	0.3
3,871	Sonova Holding AG - Reg	1,032,928	0.1
51,055	STMicroelectronics NV-STM1	2,546,293	0.2
8,336	Straumann Holding AG	1,355,484	0.1
2,155	Swatch Group AG - BR	630,105	0.1
3,918	Swatch Group AG - Reg	215,471	0.0
2,303	Swiss Life Holding AG	1,348,837	0.1
5,713	Swiss Prime Site AG	496,266	0.0
22,531	Swiss Re Ltd.	2,270,287	0.2
1,929	Swisscom AG	1,203,968	0.1
4,741	Temenos AG	377,505	0.0
245,584	UBS Group AG	4,977,661	0.4
2,011 (2)	VAT Group AG	832,984	0.1
11,239	Zurich Insurance Group AG	5,346,264	0.4
		126,088,405	10.4
	United Kingdom: 12.6%
72,707	3i Group PLC	1,802,189	0.2
151,027	Abrdn PLC	419,401	0.0
15,856	Admiral Group Plc	419,927	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
94,921	Anglo American PLC	$2,702,740	0.2
29,364	Antofagasta PLC	546,068	0.0
32,698	Ashtead Group PLC	2,266,986	0.2
26,494	Associated British Foods PLC	670,906	0.1
115,774	AstraZeneca PLC	16,596,731	1.4
69,401 (2)	Auto Trader Group PLC	538,867	0.0
208,727	Aviva PLC	1,050,161	0.1
228,095	BAE Systems PLC	2,689,530	0.2
1,161,414	Barclays PLC	2,268,933	0.2
74,593	Barratt Developments PLC	392,041	0.0
8,094	Berkeley Group Holdings PLC	403,486	0.0
1,321,802	BP PLC	7,696,047	0.6
158,673	British American Tobacco PLC	5,271,992	0.4
65,577	British Land Co. PLC	252,889	0.0
517,610	BT Group PLC	805,472	0.1
25,140	Bunzl PLC	958,039	0.1
28,656	Burberry Group PLC	773,241	0.1
424,757	Centrica Plc	669,734	0.1
76,198	CNH Industrial NV	1,098,977	0.1
15,310	Coca-Cola European Partners PLC - USD	986,423	0.1
130,346	Compass Group PLC	3,650,106	0.3
10,398	Croda International PLC	743,298	0.1
168,428	Diageo PLC	7,240,903	0.6
13,868	Endeavour Mining PLC	333,050	0.0
47,609	Entain PLC	769,829	0.1
68,597	Experian PLC	2,632,827	0.2
305,893	GSK PLC	5,421,219	0.5
379,403	Haleon PLC	1,557,251	0.1
28,270	Halma PLC	818,287	0.1
26,489	Hargreaves Lansdown PLC	274,592	0.0
12,299	Hikma Pharmaceuticals PLC	295,973	0.0
1,492,415	HSBC Holdings PLC	11,816,731	1.0
65,579	Imperial Brands PLC	1,451,559	0.1
103,964	Informa PLC	959,920	0.1
13,056	InterContinental Hotels Group PLC	902,518	0.1
12,018	Intertek Group PLC	651,472	0.1
123,199	J Sainsbury Plc	421,154	0.0
192,045	JD Sports Fashion PLC	356,743	0.0
13,661	Johnson Matthey PLC	303,271	0.0
145,435	Kingfisher PLC	428,633	0.0
52,456	Land Securities Group PLC	383,552	0.0

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
446,207	Legal & General Group PLC	$1,291,907	0.1
4,949,655	Lloyds Banking Group Plc	2,743,840	0.2
29,997	London Stock Exchange Group PLC	3,192,689	0.3
166,086	M&G PLC	404,198	0.0
36,156	Mondi PLC	551,613	0.1
274,700	National Grid PLC	3,642,082	0.3
428,363	NatWest Group PLC	1,309,290	0.1
9,120	Next PLC	799,700	0.1
43,028 (1)	Ocado Group PLC	311,369	0.0
48,126	Pearson PLC	504,546	0.0
23,778	Persimmon PLC	309,821	0.0
55,860	Phoenix Group Holdings PLC	377,947	0.0
205,665	Prudential PLC	2,904,694	0.2
53,498	Reckitt Benckiser Group PLC	4,020,429	0.3
142,145	Relx PLC (GBP Exchange)	4,742,070	0.4
188,247	Rentokil Initial Plc	1,471,851	0.1
84,094	Rio Tinto PLC	5,344,160	0.4
623,077 (1)	Rolls-Royce Holdings PLC	1,198,181	0.1
60,211	Schroders PLC	334,992	0.0
90,053	Segro PLC	821,269	0.1
18,731	Severn Trent PLC	610,637	0.1
65,241	Smith & Nephew PLC	1,052,557	0.1
26,397	Smiths Group PLC	552,273	0.1
5,511	Spirax-Sarco Engineering PLC	726,374	0.1
81,447	SSE PLC	1,909,944	0.2
40,943	St. James’s Place PLC	566,225	0.1
179,799	Standard Chartered PLC	1,564,271	0.1
263,003	Taylor Wimpey PLC	343,586	0.0
546,680	Tesco PLC	1,724,531	0.1
76,516	The Sage Group PLC	898,829	0.1
188,761	Unilever PLC - ULVRL	9,829,605	0.8
50,776	United Utilities Group PLC	620,865	0.1
1,713,894	Vodafone Group PLC	1,615,912	0.1
15,044	Whitbread PLC	647,594	0.1
45,926 (1)	Wise PLC	383,877	0.0
80,274	WPP PLC	841,417	0.1
		152,858,813	12.6
	Total Common Stock (Cost $1,140,411,555)	1,159,905,979	95.7

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.5%
	Germany: 0.5%
4,423	Bayerische Motoren Werke AG	$504,024	0.0
8,479	Dr Ing hc F Porsche AG	1,053,338	0.1
12,643	Henkel AG & Co. KGaA	1,011,142	0.1
11,402	Porsche AG	687,194	0.1
1,958	Sartorius AG	678,368	0.0
15,404	Volkswagen AG	2,071,423	0.2
	Total Preferred Stock (Cost $6,150,473)	6,005,489	0.5
	Total Investments in Securities (Cost $1,146,562,028)	$1,165,911,468	96.2
	Assets in Excess of Other Liabilities	46,252,418	3.8
	Net Assets	$1,212,163,886	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Financials	17.5%
Industrials	15.6
Health Care	12.6
Consumer Discretionary	12.2
Consumer Staples	9.7
Information Technology	7.9
Materials	7.2
Energy	4.0
Communication Services	4.0
Utilities	3.3
Real Estate	2.2
Assets in Excess of Other Liabilities	3.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$84,171,100	$—	$84,171,100
Austria	—	2,081,050	—	2,081,050
Belgium	—	9,079,474	—	9,079,474
China	170,723	5,560,517	—	5,731,240
Denmark	—	35,615,807	—	35,615,807
Finland	—	12,804,533	—	12,804,533
France	—	133,400,652	—	133,400,652
Germany	—	93,475,449	—	93,475,449
Hong Kong	597,142	25,472,216	—	26,069,358
Ireland	—	10,757,367	—	10,757,367
Israel	2,568,120	4,670,908	—	7,239,028
Italy	—	24,969,590	—	24,969,590
Japan	248,824	262,053,211	—	262,302,035
Luxembourg	—	1,163,838	—	1,163,838
Macau	—	1,657,615	—	1,657,615
Netherlands	2,266,730	74,629,265	—	76,895,995
New Zealand	—	2,970,819	—	2,970,819
Norway	—	7,303,269	—	7,303,269
Portugal	—	2,083,045	—	2,083,045
Singapore	2,060,502	14,232,328	—	16,292,830
Spain	—	29,677,316	—	29,677,316
Sweden	—	35,217,351	—	35,217,351
Switzerland	1,405,121	124,683,284	—	126,088,405
United Kingdom	986,423	151,872,390	—	152,858,813
Total Common Stock	10,303,585	1,149,602,394	—	1,159,905,979
Preferred Stock	—	6,005,489	—	6,005,489
Total Investments, at fair value	$10,303,585	$1,155,607,883	$—	$1,165,911,468
Other Financial Instruments+
Futures	291,199	—	—	291,199
Total Assets	$10,594,784	$1,155,607,883	$—	$1,166,202,667

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series I Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	406	09/15/23	$43,756,650	$291,199
			$43,756,650	$291,199
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$291,199
Total Asset Derivatives		$291,199

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$407,819
Total	$407,819
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$291,199
Total	$291,199
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,148,592,932.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,121,574
Gross Unrealized Depreciation	(45,472,805)
Net Unrealized Appreciation	$19,648,769
See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	Communication Services: 3.6%
17,511 (1)	AMC Entertainment Holdings, Inc.	$77,048	0.0
190	Cable One, Inc.	124,845	0.0
8,354 (1)	Dish Network Corp. - Class A	55,053	0.0
9,251	Electronic Arts, Inc.	1,199,855	0.4
9,875	Fox Corp. - Class A	335,750	0.1
4,533	Fox Corp. - Class B	144,557	0.0
8,262 (1)	Frontier Communications Parent, Inc.	154,004	0.0
2,594 (1)	IAC, Inc.	162,903	0.1
13,013	Interpublic Group of Cos., Inc.	502,042	0.1
4,208	Iridium Communications, Inc.	261,401	0.1
556 (1)	Liberty Broadband Corp. - Series A	44,330	0.0
3,931 (1)	Liberty Broadband Corp. - Series C	314,912	0.1
803 (1)	Liberty Media Corp. - Liberty Formula One A Tracking Stock	54,299	0.0
6,546 (1)	Liberty Media Corp. - Liberty Formula One C Tracking Stock	492,783	0.1
2,506 (1)	Liberty Media Corp. - Liberty SiriusXM A Tracking Stock	82,222	0.0
5,182 (1)	Liberty Media Corp. - Liberty SiriusXM C Tracking Stock	169,607	0.1
5,282 (1)	Live Nation Entertainment, Inc.	481,243	0.1
628	Madison Square Garden Sports Corp.	118,095	0.0
9,409 (1)	Match Group, Inc.	393,767	0.1
5,450	New York Times Co.	214,621	0.1
12,850	News Corp - Class A	250,575	0.1
3,929	News Corp - Class B	77,480	0.0
1,155	Nexstar Media Group, Inc.	192,365	0.1
6,661	Omnicom Group	633,794	0.2
309	Paramount Global - Class A	5,735	0.0
19,469	Paramount Global - Class B	309,752	0.1
20,028 (1)	Pinterest, Inc.	547,565	0.2
795 (1)	Playtika Holding Corp.	9,222	0.0
15,499 (1)	ROBLOX Corp.	624,610	0.2
4,159 (1)	Roku, Inc.	266,010	0.1
21,741	Sirius XM Holdings, Inc.	98,487	0.0
4,733 (1)	Spotify Technology SA	759,883	0.2
5,568 (1)	Take-Two Interactive Software, Inc.	819,387	0.2
14,880 (1)	Trade Desk, Inc./The	1,149,034	0.3
3,748 (1)	TripAdvisor, Inc.	61,804	0.0
74,397 (1)	Warner Bros Discovery, Inc.	932,938	0.3
1,455	World Wrestling Entertainment, Inc.	157,824	0.1
10,528 (1)	ZoomInfo Technologies, Inc.	267,306	0.1
		12,547,108	3.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: 10.2%
7,092	ADT, Inc.	$42,765	0.0
2,004	Advance Auto Parts, Inc.	140,881	0.0
9,139 (1)	Aptiv PLC	933,001	0.3
7,903	Aramark	340,224	0.1
1,028 (1)	Autonation, Inc.	169,219	0.0
7,733	Bath & Body Works, Inc.	289,987	0.1
6,577	Best Buy Co., Inc.	538,985	0.2
7,873	BorgWarner, Inc.	385,068	0.1
2,479	Boyd Gaming Corp.	171,968	0.0
1,938 (1)	Bright Horizons Family Solutions, Inc.	179,168	0.1
2,393	Brunswick Corp.	207,330	0.1
2,181 (1)	Burlington Stores, Inc.	343,268	0.1
6,942 (1)	Caesars Entertainment, Inc.	353,834	0.1
4,129 (1)	Capri Holdings Ltd.	148,190	0.0
5,332 (1)	Carmax, Inc.	446,288	0.1
33,553 (1)	Carnival Corp.	631,803	0.2
1,241	Carter’s, Inc.	90,097	0.0
1,025	Choice Hotels International, Inc.	120,458	0.0
2,400	Churchill Downs, Inc.	334,008	0.1
1,206	Columbia Sportswear Co.	93,151	0.0
36,991 (1)	Coupang, Inc.	643,643	0.2
2,053 (1)	CROCS, Inc.	230,839	0.1
10,507	D.R. Horton, Inc.	1,278,597	0.4
4,075	Darden Restaurants, Inc.	680,851	0.2
885 (1)	Deckers Outdoor Corp.	466,979	0.1
2,028	Dick’s Sporting Goods, Inc.	268,081	0.1
1,195	Domino’s Pizza, Inc.	402,703	0.1
10,186 (1)	DoorDash, Inc.	778,414	0.2
14,112 (1)	DraftKings, Inc.	374,956	0.1
18,045	eBay, Inc.	806,431	0.2
4,142 (1)	Etsy, Inc.	350,455	0.1
4,848 (1)	Expedia Group, Inc.	530,323	0.2
1,849 (1)	Five Below, Inc.	363,402	0.1
3,512 (1)	Floor & Decor Holdings, Inc.	365,108	0.1
9,038 (1)	GameStop Corp.	219,172	0.1
6,558	Gap, Inc.	58,563	0.0
5,187	Garmin Ltd.	540,952	0.2
7,908	Gentex Corp.	231,388	0.1
4,736	Genuine Parts Co.	801,473	0.2
1,020 (1)	Grand Canyon Education, Inc.	105,274	0.0
5,124	H&R Block, Inc.	163,302	0.0
4,421	Harley-Davidson, Inc.	155,663	0.0
4,410	Hasbro, Inc.	285,636	0.1
8,681	Hilton Worldwide Holdings, Inc.	1,263,520	0.4
1,570	Hyatt Hotels Corp.	179,891	0.1
3,729	Kohl’s Corp.	85,953	0.0
1,982	Lear Corp.	284,516	0.1
4,471	Leggett & Platt, Inc.	132,431	0.0

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
8,398	Lennar Corp. - Class A	$1,052,353	0.3
463	Lennar Corp. - Class B	52,310	0.0
914	Lithia Motors, Inc.	277,957	0.1
8,992	LKQ Corp.	523,964	0.1
25,143 (1)	Lucid Group, Inc.	173,235	0.0
9,130	Macy’s, Inc.	146,537	0.0
1,233	Marriott Vacations Worldwide Corp.	151,314	0.0
11,879 (1)	Mattel, Inc.	232,116	0.1
10,124	MGM Resorts International	444,646	0.1
2,526 (1)	Mister Car Wash, Inc.	24,376	0.0
1,785 (1)	Mohawk Industries, Inc.	184,141	0.1
667	Murphy USA, Inc.	207,510	0.1
12,837	Newell Brands, Inc.	111,682	0.0
3,851	Nordstrom, Inc.	78,830	0.0
14,266 (1)	Norwegian Cruise Line Holdings Ltd.	310,571	0.1
100 (1)	NVR, Inc.	635,062	0.2
2,080 (1)	Ollie’s Bargain Outlet Holdings, Inc.	120,494	0.0
10,402 (1)	Peloton Interactive, Inc.	79,991	0.0
5,172 (1)	Penn Entertainment, Inc.	124,283	0.0
678	Penske Auto Group, Inc.	112,975	0.0
2,766 (1)	Petco Health & Wellness Co., Inc.	24,617	0.0
2,876 (1)	Planet Fitness, Inc.	193,957	0.1
1,819	Polaris, Inc.	219,972	0.1
1,282	Pool Corp.	480,288	0.1
7,488	Pulte Group, Inc.	581,668	0.2
2,104	PVH Corp.	178,777	0.1
9,928 (1)	QuantumScape Corp.	79,325	0.0
1,371	Ralph Lauren Corp.	169,044	0.0
549 (1)	RH	180,945	0.1
17,417 (1)	Rivian Automotive, Inc.	290,167	0.1
11,340	Ross Stores, Inc.	1,271,554	0.4
7,902 (1)	Royal Caribbean Cruises Ltd.	819,753	0.2
5,022	Service Corp. International	324,371	0.1
4,637 (1)	Skechers USA, Inc.	244,184	0.1
7,965	Tapestry, Inc.	340,902	0.1
5,631	Tempur Sealy International, Inc.	225,634	0.1
2,256	Texas Roadhouse, Inc.	253,304	0.1
1,729	Thor Industries, Inc.	178,952	0.1
3,726	Toll Brothers, Inc.	294,615	0.1
1,069 (1)	TopBuild Corp.	284,375	0.1
3,698	Tractor Supply Co.	817,628	0.2
2,505	Travel + Leisure Co.	101,052	0.0
1,689 (1)	Ulta Beauty, Inc.	794,835	0.2
6,361 (1)	Under Armour, Inc. - Class A	45,926	0.0
6,253 (1)	Under Armour, Inc. - Class C	41,958	0.0
1,350	Vail Resorts, Inc.	339,876	0.1
5,792	Valvoline, Inc.	217,258	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
11,798	VF Corp.	$225,224	0.1
2,639 (1)	Victoria’s Secret & Co.	45,998	0.0
2,776 (1)	Wayfair, Inc.	180,468	0.1
5,837	Wendy’s Company	126,955	0.0
1,806	Whirlpool Corp.	268,715	0.1
2,199	Williams-Sonoma, Inc.	275,183	0.1
1,011	Wingstop, Inc.	202,362	0.1
2,837	Wyndham Hotels & Resorts, Inc.	194,533	0.1
3,506	Wynn Resorts Ltd.	370,269	0.1
2,923 (1)	YETI Holdings, Inc.	113,529	0.0
9,468	Yum! Brands, Inc.	1,311,791	0.4
		35,362,520	10.2
	Consumer Staples: 3.8%
14,059	Albertsons Cos, Inc.	306,767	0.1
4,489 (1)	BJ’s Wholesale Club Holdings, Inc.	282,852	0.1
317 (1)	Boston Beer Co., Inc.	97,776	0.0
1,651	Brown-Forman Corp. - Class A	112,384	0.0
6,207	Brown-Forman Corp. - Class B	414,503	0.1
5,041	Bunge Ltd.	475,618	0.1
6,456	Campbell Soup Co.	295,104	0.1
1,257	Casey’s General Stores, Inc.	306,557	0.1
1,835 (1)	Celsius Holdings, Inc.	273,764	0.1
8,248	Church & Dwight Co., Inc.	826,697	0.2
4,175	Clorox Co.	663,992	0.2
16,059	Conagra Brands, Inc.	541,509	0.2
12,158 (1)	Coty, Inc - Class A	149,422	0.0
5,348 (1)	Darling Ingredients, Inc.	341,149	0.1
7,042 (1)	Dollar Tree, Inc.	1,010,527	0.3
6,341	Flowers Foods, Inc.	157,764	0.1
1,541 (1)	Freshpet, Inc.	101,413	0.0
3,203 (1)	Grocery Outlet Holding Corp.	98,044	0.0
9,771	Hormel Foods Corp.	392,990	0.1
2,226	Ingredion, Inc.	235,845	0.1
3,480	JM Smucker Co.	513,892	0.2
8,772	Kellogg Co.	591,233	0.2
22,034	Kroger Co.	1,035,598	0.3
4,906	Lamb Weston Holdings, Inc.	563,945	0.2
8,484	McCormick & Co., Inc.	740,059	0.2
5,900	Molson Coors Beverage Co.	388,456	0.1
4,396 (1)	Olaplex Holdings, Inc.	16,353	0.0
5,171 (1)	Performance Food Group Co.	311,501	0.1
1,386 (1)	Pilgrim’s Pride Corp.	29,785	0.0
1,805 (1)	Post Holdings, Inc.	156,403	0.1
1,833	Reynolds Consumer Products, Inc.	51,782	0.0
9	Seaboard Corp.	32,046	0.0
1,355	Spectrum Brands Holdings, Inc.	105,758	0.0
9,380	Tyson Foods, Inc.	478,755	0.1
7,647 (1)	US Foods Holding Corp.	336,468	0.1

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
24,187	Walgreens Boots Alliance, Inc.	$689,088	0.2
		13,125,799	3.8
	Energy: 4.5%
11,441	Antero Midstream Corp.	132,716	0.0
9,543 (1)	Antero Resources Corp.	219,775	0.1
10,473	APA Corp.	357,862	0.1
34,208	Baker Hughes Co.	1,081,315	0.3
8,188	Cheniere Energy, Inc.	1,247,524	0.3
4,282	Chesapeake Energy Corp.	358,318	0.1
25,562	Coterra Energy, Inc.	646,719	0.2
21,643	Devon Energy Corp.	1,046,223	0.3
6,117	Diamondback Energy, Inc.	803,529	0.2
3,274	DT Midstream, Inc.	162,292	0.0
12,169	EQT Corp.	500,511	0.1
30,336	Halliburton Co.	1,000,785	0.3
9,384	Hess Corp.	1,275,755	0.4
4,764	HF Sinclair Corp.	212,522	0.1
20,982	Marathon Oil Corp.	483,006	0.1
2,185	New Fortress Energy, Inc.	58,514	0.0
13,239	NOV, Inc.	212,353	0.1
15,091	Oneok, Inc.	931,416	0.3
8,188	Ovintiv, Inc.	311,717	0.1
2,926	PDC Energy, Inc.	208,156	0.0
15,563	Phillips 66	1,484,399	0.4
7,900	Range Resources Corp.	232,260	0.1
37,021 (1)	Southwestern Energy Co.	222,496	0.1
7,548	Targa Resources Corp.	574,403	0.2
14,815 (1)	TechnipFMC PLC	246,225	0.1
195	Texas Pacific Land Corp.	256,717	0.1
41,127	Williams Cos., Inc.	1,341,974	0.4
		15,609,482	4.5
	Financials: 13.9%
1,203	Affiliated Managers Group, Inc.	180,318	0.1
7,341 (1)	Affirm Holdings, Inc.	112,538	0.0
20,325	Aflac, Inc.	1,418,685	0.4
19,352	AGNC Investment Corp.	196,036	0.1
8,857	Allstate Corp.	965,767	0.3
9,132	Ally Financial, Inc.	246,655	0.1
2,455	American Financial Group, Inc.	291,531	0.1
3,550	Ameriprise Financial, Inc.	1,179,168	0.3
16,663	Annaly Capital Management, Inc.	333,427	0.1
17,617	Apollo Global Management, Inc.	1,353,162	0.4
12,076 (1)	Arch Capital Group Ltd.	903,889	0.3
5,410	Ares Management Corp.	521,253	0.2
7,150	Arthur J. Gallagher & Co.	1,569,925	0.5
1,785	Assurant, Inc.	224,410	0.1
1,917	Assured Guaranty Ltd.	106,969	0.0
2,623	Axis Capital Holdings Ltd.	141,196	0.0
26,683	Bank of New York Mellon Corp.	1,187,927	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,718	Bank OZK	$149,315	0.0
18,308 (1)	Block, Inc.	1,218,764	0.4
15,080	Blue Owl Capital, Inc.	175,682	0.1
956	BOK Financial Corp.	77,226	0.0
2,249 (1)	Brighthouse Financial, Inc.	106,490	0.0
8,004	Brown & Brown, Inc.	550,995	0.2
7,120	Carlyle Group, Inc./The	227,484	0.1
3,550	Cboe Global Markets, Inc.	489,935	0.1
5,183	Cincinnati Financial Corp.	504,410	0.1
16,300	Citizens Financial Group, Inc.	425,104	0.1
878	CNA Financial Corp.	33,908	0.0
5,626 (1)	Coinbase Global, Inc.	402,540	0.1
7,016	Columbia Banking System, Inc.	142,284	0.0
4,440	Comerica, Inc.	188,078	0.1
3,856	Commerce Bancshares, Inc.	187,787	0.1
4,991	Corebridge Financial, Inc.	88,141	0.0
216 (1)	Credit Acceptance Corp.	109,713	0.0
1,997	Cullen/Frost Bankers, Inc.	214,737	0.1
8,558	Discover Financial Services	1,000,002	0.3
4,739	East West Bancorp, Inc.	250,172	0.1
12,065	Equitable Holdings, Inc.	327,685	0.1
1,596 (1)	Euronet Worldwide, Inc.	187,323	0.1
1,201	Evercore, Inc.	148,432	0.0
1,429	Everest Re Group Ltd.	488,518	0.1
1,296	Factset Research Systems, Inc.	519,242	0.2
8,756	Fidelity National Financial, Inc.	315,216	0.1
19,991	Fidelity National Information Services, Inc.	1,093,508	0.3
22,917	Fifth Third Bancorp	600,655	0.2
3,382	First American Financial Corp.	192,842	0.1
366	First Citizens BancShares, Inc.	469,743	0.1
4,292	First Hawaiian, Inc.	77,299	0.0
18,033	First Horizon Corp.	203,232	0.1
2,426 (1)	FleetCor Technologies, Inc.	609,120	0.2
12,064	FNB Corp.	138,012	0.0
9,606	Franklin Resources, Inc.	256,576	0.1
8,834	Global Payments, Inc.	870,326	0.3
2,995	Globe Life, Inc.	328,312	0.1
1,198	Hanover Insurance Group, Inc.	135,410	0.0
10,282	Hartford Financial Services Group, Inc.	740,510	0.2
1,678	Houlihan Lokey, Inc.	164,964	0.0
48,558	Huntington Bancshares, Inc.	523,455	0.2
3,368	Interactive Brokers Group, Inc.	279,780	0.1
12,519	Invesco Ltd.	210,444	0.1
2,455	Jack Henry & Associates, Inc.	410,795	0.1
4,517	Janus Henderson Group PLC	123,088	0.0
6,781	Jefferies Financial Group, Inc.	224,926	0.1
2,031	Kemper Corp.	98,016	0.0
31,448	Keycorp	290,580	0.1

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
737	Kinsale Capital Group, Inc.	$275,785	0.1
21,809	KKR & Co., Inc.	1,221,304	0.4
3,693	Lazard Ltd.	118,176	0.0
5,703	Lincoln National Corp.	146,909	0.0
6,390	Loews Corp.	379,438	0.1
2,633	LPL Financial Holdings, Inc.	572,493	0.2
5,584	M&T Bank Corp.	691,076	0.2
444 (1)	Markel Corp.	614,132	0.2
1,250	MarketAxess Holdings, Inc.	326,775	0.1
9,721	MGIC Investment Corp.	153,495	0.0
867	Morningstar, Inc.	169,993	0.0
2,625	MSCI, Inc. - Class A	1,231,886	0.4
11,531	Nasdaq, Inc.	574,820	0.2
24,032	New York Community Bancorp., Inc.	270,120	0.1
6,917	Northern Trust Corp.	512,826	0.1
77,878 (1)	NU Holdings Ltd./Cayman Islands	614,457	0.2
9,174	Old Republic International Corp.	230,910	0.1
3,785	OneMain Holdings, Inc.	165,367	0.0
2,539	Pinnacle Financial Partners, Inc.	143,834	0.0
2,374	Popular, Inc.	143,674	0.0
1,224	Primerica, Inc.	242,058	0.1
8,162	Principal Financial Group, Inc.	619,006	0.2
2,939	Prosperity Bancshares, Inc.	165,995	0.0
12,395	Prudential Financial, Inc.	1,093,487	0.3
6,598	Raymond James Financial, Inc.	684,674	0.2
31,554	Regions Financial Corp.	562,292	0.2
2,244	Reinsurance Group of America, Inc.	311,220	0.1
1,657	RenaissanceRe Holdings Ltd.	309,064	0.1
16,258	Rithm Capital Corp.	152,012	0.0
1,357	RLI Corp.	185,190	0.1
22,405 (1)	Robinhood Markets, Inc.	223,602	0.1
4,223 (1)	Rocket Cos, Inc.	37,838	0.0
3,131 (1)	Ryan Specialty Holdings, Inc.	140,551	0.0
3,433	SEI Investments Co.	204,675	0.1
1,834 (1)	Shift4 Payments, Inc.	124,547	0.0
8,136	SLM Corp.	132,780	0.0
30,958 (1)	SoFi Technologies, Inc.	258,190	0.1
9,944	Starwood Property Trust, Inc.	192,914	0.1
11,269	State Street Corp.	824,665	0.2
3,464	Stifel Financial Corp.	206,697	0.1
14,404	Synchrony Financial	488,584	0.1
4,880	Synovus Financial Corp.	147,620	0.0
7,447	T. Rowe Price Group, Inc.	834,213	0.2
1,690	TFS Financial Corp.	21,243	0.0
11,956 (1)	Toast, Inc.	269,847	0.1
2,165	TPG, Inc.	63,348	0.0
3,873	Tradeweb Markets, Inc.	265,223	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
6,632	Unum Group	$316,346	0.1
3,132	UWM Holdings Corp.	17,539	0.0
3,015	Virtu Financial, Inc.	51,526	0.0
3,306 (2)	Voya Financial, Inc.	237,073	0.1
5,858	Webster Financial Corp.	221,140	0.1
3,648	Western Alliance Bancorp.	133,043	0.0
12,627	Western Union Co.	148,115	0.0
1,443 (1)	WEX, Inc.	262,727	0.1
83	White Mountains Insurance Group Ltd.	115,280	0.0
3,598	Willis Towers Watson PLC	847,329	0.2
2,053	Wintrust Financial Corp.	149,089	0.0
7,179	WR Berkley Corp.	427,581	0.1
11,210 (1)	XP, Inc.	262,987	0.1
4,910	Zions Bancorp NA	131,883	0.0
		48,144,295	13.9
	Health Care: 11.6%
3,098 (1)	10X Genomics, Inc.	172,992	0.1
3,027 (1)	Acadia Healthcare Co., Inc.	241,070	0.1
9,972	Agilent Technologies, Inc.	1,199,133	0.3
9,319 (1)	agilon health, Inc.	161,591	0.0
2,578 (1)	Align Technology, Inc.	911,684	0.3
4,179 (1)	Alnylam Pharmaceuticals, Inc.	793,759	0.2
1,081 (1)	Amedisys, Inc.	98,847	0.0
5,458	AmerisourceBergen Corp.	1,050,283	0.3
3,365 (1)	Apellis Pharmaceuticals, Inc.	306,551	0.1
22,776 (1)	Avantor, Inc.	467,819	0.1
2,298 (1)	Azenta, Inc.	107,271	0.0
17,068	Baxter International, Inc.	777,618	0.2
4,865 (1)	Biogen, Inc.	1,385,795	0.4
6,317 (1)	BioMarin Pharmaceutical, Inc.	547,558	0.2
709 (1)	Bio-Rad Laboratories, Inc.	268,796	0.1
5,252	Bio-Techne Corp.	428,721	0.1
3,584	Bruker Corp.	264,929	0.1
8,710	Cardinal Health, Inc.	823,705	0.2
6,070 (1)	Catalent, Inc.	263,195	0.1
4,030 (1)	Certara, Inc.	73,386	0.0
1,713 (1)	Charles River Laboratories International, Inc.	360,158	0.1
495	Chemed Corp.	268,127	0.1
1,640	Cooper Cos., Inc.	628,825	0.2
1,822 (1)	DaVita, Inc.	183,056	0.1
7,134	Dentsply Sirona, Inc.	285,503	0.1
13,060 (1)	DexCom, Inc.	1,678,341	0.5
3,671 (1)	Doximity, Inc.	124,887	0.0
16,537 (1)	Elanco Animal Health, Inc.	166,362	0.1
3,332	Encompass Health Corp.	225,610	0.1
1,770 (1)	Enovis Corp.	113,492	0.0
5,525 (1)	Envista Holdings Corp.	186,966	0.1
6,027 (1)	Exact Sciences Corp.	565,935	0.2
10,823 (1)	Exelixis, Inc.	206,827	0.1
2,674 (1)	Globus Medical, Inc.	159,210	0.0

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
4,399 (1)	Henry Schein, Inc.	$356,759	0.1
8,203 (1)	Hologic, Inc.	664,197	0.2
7,562 (1)	Horizon Therapeutics Plc	777,752	0.2
2,751 (1)	ICON PLC	688,300	0.2
682 (1)	ICU Medical, Inc.	121,526	0.0
2,781 (1)	Idexx Laboratories, Inc.	1,396,702	0.4
5,339 (1)	Illumina, Inc.	1,001,009	0.3
6,222 (1)	Incyte Corp., Ltd.	387,319	0.1
970 (1)	Inspire Medical Systems, Inc.	314,901	0.1
2,340 (1)	Insulet Corp.	674,716	0.2
2,410 (1)	Integra LifeSciences Holdings Corp.	99,123	0.0
4,805 (1)	Ionis Pharmaceuticals, Inc.	197,149	0.1
6,225 (1)	IQVIA Holdings, Inc.	1,399,193	0.4
2,060 (1)	Jazz Pharmaceuticals PLC	255,378	0.1
1,200 (1)	Karuna Therapeutics, Inc.	260,220	0.1
2,987	Laboratory Corp. of America Holdings	720,853	0.2
3,707 (1)	Maravai LifeSciences Holdings, Inc.	46,078	0.0
1,603 (1)	Masimo Corp.	263,774	0.1
786 (1)	Medpace Holdings, Inc.	188,774	0.1
735 (1)	Mettler Toledo International, Inc.	964,055	0.3
1,540 (1)	Mirati Therapeutics, Inc.	55,640	0.0
1,950 (1)	Molina Healthcare, Inc.	587,418	0.2
3,494 (1)	Natera, Inc.	170,018	0.1
3,262 (1)	Neurocrine Biosciences, Inc.	307,607	0.1
3,541 (1)	Novocure Ltd.	146,951	0.0
8,621	Organon & Co.	179,403	0.1
1,224 (1)	Penumbra, Inc.	421,129	0.1
4,262	PerkinElmer, Inc.	506,283	0.1
4,553	Perrigo Co. PLC	154,574	0.0
4,002	Premier, Inc.	110,695	0.0
7,675 (1)	QIAGEN NV	345,605	0.1
3,781	Quest Diagnostics, Inc.	531,457	0.2
1,803 (1)	QuidelOrtho Corp.	149,397	0.0
5,159 (1)	R1 RCM, Inc.	95,184	0.0
1,874 (1)	Repligen Corp.	265,096	0.1
4,902	Resmed, Inc.	1,071,087	0.3
8,233 (1)	Roivant Sciences Ltd.	82,989	0.0
12,534	Royalty Pharma PLC	385,295	0.1
3,019 (1)	Sarepta Therapeutics, Inc.	345,736	0.1
4,732 (1)	Seagen, Inc.	910,721	0.3
1,224 (1)	Shockwave Medical, Inc.	349,342	0.1
3,332 (1)	Sotera Health Co.	62,775	0.0
3,349	STERIS Public Ltd. Co.	753,458	0.2
3,481 (1)	Syneos Health, Inc.	146,689	0.0
2,174 (1)	Tandem Diabetes Care, Inc.	53,350	0.0
5,499 (1)	Teladoc Health, Inc.	139,235	0.0
1,586	Teleflex, Inc.	383,860	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,406 (1)	Tenet Healthcare Corp.	$277,180	0.1
2,282 (1)	Ultragenyx Pharmaceutical, Inc.	105,269	0.0
1,524 (1)	United Therapeutics Corp.	336,423	0.1
2,045	Universal Health Services, Inc.	322,640	0.1
4,890 (1)	Veeva Systems, Inc.	966,900	0.3
40,383	Viatris, Inc.	403,022	0.1
1,977 (1)	Waters Corp.	526,950	0.2
2,499	West Pharmaceutical Services, Inc.	955,793	0.3
7,090	Zimmer Biomet Holdings, Inc.	1,032,304	0.3
		39,913,255	11.6
	Industrials: 18.7%
1,074	Acuity Brands, Inc.	175,148	0.1
2,102	Advanced Drainage Systems, Inc.	239,166	0.1
4,418	AECOM	374,160	0.1
2,112	AGCO Corp.	277,559	0.1
3,491	Air Lease Corp.	146,098	0.0
4,230 (1)	Alaska Air Group, Inc.	224,951	0.1
2,962	Allegion Public Ltd.	355,499	0.1
3,065	Allison Transmission Holdings, Inc.	173,050	0.0
21,923 (1)	American Airlines Group, Inc.	393,299	0.1
7,766	Ametek, Inc.	1,257,160	0.4
4,142	AO Smith Corp.	301,455	0.1
1,511	Armstrong World Industries, Inc.	110,998	0.0
690 (1)	Avis Budget Group, Inc.	157,782	0.0
2,348 (1)	Axon Enterprise, Inc.	458,142	0.1
4,136 (1)	AZEK Co., Inc./The	125,279	0.0
4,390	Booz Allen Hamilton Holding Corp.	489,924	0.1
3,957	Broadridge Financial Solutions, Inc. ADR	655,398	0.2
4,298 (1)	Builders FirstSource, Inc.	584,528	0.2
3,081	BWX Technologies, Inc.	220,507	0.1
761 (1)	CACI International, Inc.	259,379	0.1
1,710	Carlisle Cos., Inc.	438,666	0.1
28,134	Carrier Global Corp.	1,398,541	0.4
4,978 (1)	Ceridian HCM Holding, Inc.	333,377	0.1
3,880	CH Robinson Worldwide, Inc.	366,078	0.1
9,434 (1)	ChargePoint Holdings, Inc.	82,925	0.0
2,926	Cintas Corp.	1,454,456	0.4
15,882 (1)	Clarivate PLC	151,355	0.0
1,732 (1)	Clean Harbors, Inc.	284,793	0.1
32,992	CNH Industrial NV	475,085	0.1
1,482	Concentrix Corp.	119,672	0.0
14,486 (1)	Copart, Inc.	1,321,268	0.4
2,861 (1)	Core & Main, Inc.	89,664	0.0
1,619	Crane Co.	144,285	0.0

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
1,623	Crane NXT Co.	$91,602	0.0
4,788	Cummins, Inc.	1,173,826	0.3
1,287	Curtiss-Wright Corp.	236,370	0.1
21,667 (1)	Delta Air Lines, Inc.	1,030,049	0.3
4,086	Donaldson Co., Inc.	255,416	0.1
4,709	Dover Corp.	695,284	0.2
2,097 (1)	Driven Brands Holdings, Inc.	56,745	0.0
9,192	Dun & Bradstreet Holdings, Inc.	106,351	0.0
1,582	EMCOR Group, Inc.	292,322	0.1
4,114	Equifax, Inc.	968,024	0.3
1,904	Esab Corp.	126,692	0.0
5,191	Expeditors International Washington, Inc.	628,786	0.2
19,280	Fastenal Co.	1,137,327	0.3
6,967	Ferguson PLC	1,095,979	0.3
4,414	Flowserve Corp.	163,980	0.0
11,940	Fortive Corp.	892,754	0.3
4,266	Fortune Brands Innovations, Inc.	306,939	0.1
1,123 (1)	FTI Consulting, Inc.	213,595	0.1
3,996 (1)	Gates Industrial Corp. PLC	53,866	0.0
2,053 (1)	Generac Holdings, Inc.	306,164	0.1
6,050	Genpact Ltd.	227,299	0.1
5,640	Graco, Inc.	487,014	0.1
3,949 (1)	GXO Logistics, Inc.	248,076	0.1
3,727 (1)	Hayward Holdings, Inc.	47,892	0.0
2,697	Heico Corp. - Class A - HEI.A	379,198	0.1
1,523	Heico Corp. - HEI	269,480	0.1
4,538 (1)	Hertz Global Holdings, Inc.	83,454	0.0
2,844	Hexcel Corp.	216,201	0.1
12,805	Howmet Aerospace, Inc.	634,616	0.2
1,808	Hubbell, Inc.	599,460	0.2
1,323	Huntington Ingalls Industries, Inc.	301,115	0.1
2,552	IDEX Corp.	549,344	0.2
13,666	Ingersoll Rand, Inc.	893,210	0.3
2,789	ITT, Inc.	259,963	0.1
4,247	Jacobs Solutions, Inc.	504,926	0.1
2,779	JB Hunt Transport Services, Inc.	503,082	0.1
4,564	KBR, Inc.	296,934	0.1
2,009 (1)	Kirby Corp.	154,593	0.0
5,271	Knight-Swift Transportation Holdings, Inc.	292,857	0.1
1,207	Landstar System, Inc.	232,396	0.1
4,608	Leidos Holdings, Inc.	407,716	0.1
1,079	Lennox International, Inc.	351,830	0.1
1,884	Lincoln Electric Holdings, Inc.	374,219	0.1
10,346 (1)	Lyft, Inc.	99,218	0.0
1,700	Manpowergroup, Inc.	134,980	0.0
7,590	Masco Corp.	435,514	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,098 (1)	Mastec, Inc.	$247,501	0.1
6,818	MDU Resources Group, Inc.	142,769	0.0
1,673 (1)	Mercury Systems, Inc.	57,869	0.0
1,795 (1)	Middleby Corp.	265,355	0.1
1,244	MSA Safety, Inc.	216,406	0.1
1,550	MSC Industrial Direct Co.	147,684	0.0
1,930	Nordson Corp.	478,987	0.1
5,552	nVent Electric PLC	286,872	0.1
3,331	Old Dominion Freight Line	1,231,637	0.4
2,200	Oshkosh Corp.	190,498	0.1
13,959	Otis Worldwide Corp.	1,242,491	0.4
3,031	Owens Corning, Inc.	395,546	0.1
17,314	Paccar, Inc.	1,448,316	0.4
4,315	Parker Hannifin Corp.	1,683,023	0.5
10,881	Paychex, Inc.	1,217,257	0.4
1,743	Paycom Software, Inc.	559,921	0.2
1,864 (1)	Paycor HCM, Inc.	44,121	0.0
1,417 (1)	Paylocity Holding Corp.	261,479	0.1
5,538	Pentair PLC	357,755	0.1
17,532 (1)	Plug Power, Inc.	182,157	0.1
4,853	Quanta Services, Inc.	953,372	0.3
6,131	RB Global, Inc.	367,860	0.1
954 (1)	RBC Bearings, Inc.	207,466	0.1
2,232	Regal Rexnord Corp.	343,505	0.1
6,974	Republic Services, Inc.	1,068,208	0.3
3,549	Robert Half International, Inc.	266,956	0.1
3,880	Rockwell Automation, Inc.	1,278,266	0.4
7,461	Rollins, Inc.	319,555	0.1
1,548	Ryder System, Inc.	131,255	0.0
896 (1)	Saia, Inc.	306,799	0.1
1,848	Schneider National, Inc.	53,075	0.0
1,813	Science Applications International Corp.	203,926	0.1
5,090	Sensata Technologies Holding PLC	228,999	0.1
1,500 (1)	SiteOne Landscape Supply, Inc.	251,040	0.1
1,757	Snap-On, Inc.	506,350	0.1
20,069	Southwest Airlines Co.	726,698	0.2
3,527	Spirit Aerosystems Holdings, Inc.	102,953	0.0
7,335	SS&C Technologies Holdings, Inc.	444,501	0.1
5,168	Stanley Black & Decker, Inc.	484,293	0.1
3,107 (1)	Stericycle, Inc.	144,289	0.0
7,121 (1)	Sunrun, Inc.	127,181	0.0
1,788	Tetra Tech, Inc.	292,767	0.1
6,797	Textron, Inc.	459,681	0.1
2,109	Timken Co.	193,037	0.1
3,513	Toro Co.	357,096	0.1
7,689	Trane Technologies PLC	1,470,598	0.4
1,770	TransDigm Group, Inc.	1,582,681	0.5

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
6,519	TransUnion	$510,633	0.1
3,665 (1)	Trex Co., Inc.	240,277	0.1
302	U-Haul Holding Co.	16,707	0.0
2,725	U-Haul Holding Co. - Non-Voting	138,076	0.0
11,027 (1)	United Airlines Holdings, Inc.	605,051	0.2
2,316	United Rentals, Inc.	1,031,477	0.3
5,235 (1)	Univar Solutions, Inc.	187,622	0.1
700	Valmont Industries, Inc.	203,735	0.1
4,818	Verisk Analytics, Inc.	1,089,013	0.3
10,909	Vertiv Holdings Co.	270,216	0.1
1,121	Watsco, Inc.	427,628	0.1
1,493	Wesco International, Inc.	267,337	0.1
6,020	Westinghouse Air Brake Technologies Corp.	660,213	0.2
6,637 (1)	WillScot Mobile Mini Holdings Corp.	317,182	0.1
1,996	Woodward, Inc.	237,344	0.1
1,507	WW Grainger, Inc.	1,188,405	0.3
3,844 (1)	XPO, Inc.	226,796	0.1
8,007	Xylem, Inc.	901,748	0.3
		64,505,816	18.7
	Information Technology: 13.0%
5,194 (1)	Akamai Technologies, Inc.	466,785	0.1
2,256 (1)	Allegro MicroSystems, Inc.	101,836	0.0
2,066 (1)	Alteryx, Inc.	93,796	0.0
4,015	Amdocs Ltd.	396,883	0.1
19,690	Amphenol Corp.	1,672,666	0.5
2,931 (1)	ANSYS, Inc.	968,021	0.3
7,688 (1)	AppLovin Corp.	197,812	0.1
1,934 (1)	Arrow Electronics, Inc.	277,007	0.1
942 (1)	Aspen Technology, Inc.	157,889	0.0
3,066	Avnet, Inc.	154,680	0.0
6,485	Bentley Systems, Inc.	351,682	0.1
3,462 (1)	Bill.com Holdings, Inc.	404,535	0.1
5,233 (1)	Black Knight, Inc.	312,567	0.1
6,788 (1)	CCC Intelligent Solutions Holdings, Inc.	76,093	0.0
4,564	CDW Corp.	837,494	0.2
5,006 (1)	Ciena Corp.	212,705	0.1
1,863 (1)	Cirrus Logic, Inc.	150,922	0.0
9,709 (1)	Cloudflare, Inc.	634,677	0.2
5,830	Cognex Corp.	326,597	0.1
17,154	Cognizant Technology Solutions Corp.	1,119,813	0.3
4,022 (1)	Coherent Corp.	205,042	0.1
6,246 (1)	Confluent, Inc.	220,546	0.1
25,682	Corning, Inc.	899,897	0.3
7,108 (1)	Crowdstrike Holdings, Inc.	1,043,952	0.3
9,220 (1)	Datadog, Inc.	907,064	0.3
6,827 (1)	DocuSign, Inc.	348,791	0.1
1,996	Dolby Laboratories, Inc.	167,025	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
3,794 (1)	DoubleVerify Holdings, Inc.	$147,662	0.0
8,836 (1)	Dropbox, Inc.	235,656	0.1
7,665 (1)	DXC Technology Co.	204,809	0.1
7,377 (1)	Dynatrace, Inc.	379,694	0.1
2,624 (1)	Elastic NV	168,251	0.0
4,493 (1)	Enphase Energy, Inc.	752,488	0.2
5,041	Entegris, Inc.	558,644	0.2
1,877 (1)	EPAM Systems, Inc.	421,856	0.1
2,034 (1)	F5, Inc.	297,493	0.1
819 (1)	Fair Isaac Corp.	662,743	0.2
3,593 (1)	First Solar, Inc.	682,993	0.2
2,399 (1)	Five9, Inc.	197,798	0.1
2,592 (1)	Gartner, Inc.	908,004	0.3
18,699	Gen Digital, Inc.	346,866	0.1
1,649 (1)	Gitlab, Inc.	84,280	0.0
2,647 (1)	GLOBALFOUNDRIES, Inc.	170,943	0.1
1,391 (1)	Globant SA	249,991	0.1
5,204 (1)	GoDaddy, Inc.	390,977	0.1
2,753 (1)	Guidewire Software, Inc.	209,448	0.1
3,133 (1)	HashiCorp, Inc.	82,022	0.0
43,668	Hewlett Packard Enterprise Co.	733,622	0.2
29,175	HP, Inc.	895,964	0.3
1,542 (1)	HubSpot, Inc.	820,483	0.2
1,435 (1)	Informatica, Inc.	26,548	0.0
1,012 (1)	IPG Photonics Corp.	137,450	0.0
4,365	Jabil, Inc.	471,114	0.1
10,743	Juniper Networks, Inc.	336,578	0.1
5,991 (1)	Keysight Technologies, Inc.	1,003,193	0.3
6,920 (1)	Kyndryl Holdings, Inc.	91,898	0.0
4,598 (1)	Lattice Semiconductor Corp.	441,730	0.1
817	Littelfuse, Inc.	238,000	0.1
2,306 (1)	Lumentum Holdings, Inc.	130,819	0.0
2,080 (1)	Manhattan Associates, Inc.	415,750	0.1
28,860	Marvell Technology, Inc.	1,725,251	0.5
18,163	Microchip Technology, Inc.	1,627,223	0.5
2,240	MKS Instruments, Inc.	242,144	0.1
2,218 (1)	MongoDB, Inc.	911,576	0.3
1,532	Monolithic Power Systems, Inc.	827,632	0.2
4,422	National Instruments Corp.	253,823	0.1
2,354 (1)	nCino, Inc.	70,902	0.0
4,305 (1)	NCR Corp.	108,486	0.0
7,220	NetApp, Inc.	551,608	0.2
1,858 (1)	New Relic, Inc.	121,588	0.0
7,752 (1)	Nutanix, Inc.	217,444	0.1
5,069 (1)	Okta, Inc.	351,535	0.1
14,560 (1)	ON Semiconductor Corp.	1,377,085	0.4
63,248 (1)	Palantir Technologies, Inc.	969,592	0.3
1,415	Pegasystems, Inc.	69,760	0.0
2,649 (1)	Procore Technologies, Inc.	172,370	0.1
3,670 (1)	PTC, Inc.	522,241	0.2
9,492 (1)	Pure Storage, Inc. - Class A	349,495	0.1
3,364 (1)	Qorvo, Inc.	343,229	0.1

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,879 (1)	RingCentral, Inc.	$94,230	0.0
6,352 (1)	SentinelOne, Inc.	95,915	0.0
5,368	Skyworks Solutions, Inc.	594,184	0.2
4,234 (1)	Smartsheet, Inc.	161,993	0.0
5,434 (1)	Splunk, Inc.	576,493	0.2
1,403	TD SYNNEX Corp.	131,882	0.0
1,573 (1)	Teledyne Technologies, Inc.	646,676	0.2
3,432 (1)	Teradata Corp.	183,303	0.1
5,261	Teradyne, Inc.	585,707	0.2
8,318 (1)	Trimble, Inc.	440,355	0.1
5,714 (1)	Twilio, Inc.	363,525	0.1
1,405 (1)	Tyler Technologies, Inc.	585,140	0.2
140	Ubiquiti, Inc.	24,605	0.0
12,677 (1)	UiPath, Inc.	210,058	0.1
9,701 (1)	Unity Software, Inc.	421,217	0.1
1,577	Universal Display Corp.	227,293	0.1
3,056 (1)	VeriSign, Inc.	690,564	0.2
2,428 (1)	Viasat, Inc.	100,179	0.0
5,252	Vontier Corp.	169,167	0.0
10,785 (1)	Western Digital Corp.	409,075	0.1
4,185 (1)	Wolfspeed, Inc.	232,644	0.1
1,728 (1)	Zebra Technologies Corp.	511,194	0.1
8,346 (1)	Zoom Video Communications, Inc.	566,526	0.2
2,946 (1)	Zscaler, Inc.	431,000	0.1
		44,868,453	13.0
	Materials: 5.8%
3,953	Albemarle Corp.	881,875	0.3
6,000	Alcoa Corp.	203,580	0.1
49,955	Amcor PLC	498,551	0.1
2,208	Aptargroup, Inc.	255,819	0.1
4,840	Ardagh Metal Packaging SA	18,198	0.0
1,695	Ashland, Inc.	147,313	0.0
2,726	Avery Dennison Corp.	468,327	0.1
7,467 (1)	Axalta Coating Systems Ltd.	244,992	0.1
10,401	Ball Corp.	605,442	0.2
4,098	Berry Global Group, Inc.	263,665	0.1
3,336	Celanese Corp. - Series A	386,309	0.1
6,600	CF Industries Holdings, Inc.	458,172	0.1
5,016	Chemours Co.	185,040	0.1
17,152 (1)	Cleveland-Cliffs, Inc.	287,468	0.1
24,090	Corteva, Inc.	1,380,357	0.4
3,580	Crown Holdings, Inc.	310,995	0.1
15,504	DuPont de Nemours, Inc.	1,107,606	0.3
1,205	Eagle Materials, Inc.	224,636	0.1
4,002	Eastman Chemical Co.	335,047	0.1
7,532	Element Solutions, Inc.	144,614	0.0
4,215	FMC Corp.	439,793	0.1
51,809 (1)	Ginkgo Bioworks Holdings, Inc.	96,365	0.0
10,276	Graphic Packaging Holding Co.	246,932	0.1
5,893	Huntsman Corp.	159,229	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
8,621	International Flavors & Fragrances, Inc.	$686,145	0.2
11,690	International Paper Co.	371,859	0.1
2,168	Louisiana-Pacific Corp.	162,557	0.0
8,735	LyondellBasell Industries NV - Class A	802,135	0.2
2,084	Martin Marietta Materials, Inc.	962,162	0.3
11,171	Mosaic Co.	390,985	0.1
3,510 (1)	MP Materials Corp.	80,309	0.0
210	NewMarket Corp.	84,445	0.0
8,501	Nucor Corp.	1,393,994	0.4
4,358	Olin Corp.	223,958	0.1
2,987	Packaging Corp. of America	394,762	0.1
7,926	PPG Industries, Inc.	1,175,426	0.3
1,974	Reliance Steel & Aluminum Co.	536,119	0.2
2,213	Royal Gold, Inc.	254,008	0.1
4,292	RPM International, Inc.	385,121	0.1
1,393	Scotts Miracle-Gro Co.	87,327	0.0
4,852	Sealed Air Corp.	194,080	0.1
2,819	Silgan Holdings, Inc.	132,183	0.0
3,299	Sonoco Products Co.	194,707	0.1
6,960	SSR Mining, Inc.	98,693	0.0
5,423	Steel Dynamics, Inc.	590,727	0.2
7,591	United States Steel Corp.	189,851	0.1
4,473	Vulcan Materials Co.	1,008,393	0.3
1,092	Westlake Corp.	130,461	0.0
8,574	WestRock Co.	249,246	0.1
		20,129,978	5.8
	Real Estate: 7.8%
3,003	Agree Realty Corp.	196,366	0.1
5,791	Alexandria Real Estate Equities, Inc.	657,221	0.2
11,239	American Homes 4 Rent	398,423	0.1
9,113	Americold Realty Trust, Inc.	294,350	0.1
5,021	Apartment Income REIT Corp.	181,208	0.1
4,718	AvalonBay Communities, Inc.	892,976	0.3
5,294	Boston Properties, Inc.	304,882	0.1
10,102	Brixmor Property Group, Inc.	222,244	0.1
3,502	Camden Property Trust	381,263	0.1
10,460 (1)	CBRE Group, Inc.	844,227	0.2
13,650 (1)	CoStar Group, Inc.	1,214,850	0.4
5,106	Cousins Properties, Inc.	116,417	0.0
7,549	CubeSmart	337,138	0.1
9,817	Digital Realty Trust, Inc.	1,117,862	0.3
1,480	EastGroup Properties, Inc.	256,928	0.1
2,504	EPR Properties	117,187	0.0
5,997	Equity Lifestyle Properties, Inc.	401,139	0.1
12,594	Equity Residential	830,826	0.2
2,155	Essex Property Trust, Inc.	504,917	0.1
4,496	Extra Space Storage, Inc.	669,230	0.2
2,729	Federal Realty Investment Trust	264,085	0.1

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
4,454	First Industrial Realty Trust, Inc.	$234,459	0.1
8,494	Gaming and Leisure Properties, Inc.	411,619	0.1
12,819	Healthcare Realty Trust, Inc.	241,766	0.1
18,470	Healthpeak Properties, Inc.	371,247	0.1
3,511	Highwoods Properties, Inc.	83,948	0.0
23,865	Host Hotels & Resorts, Inc.	401,648	0.1
1,136 (1)	Howard Hughes Corp.	89,653	0.0
20,635	Invitation Homes, Inc.	709,844	0.2
9,776	Iron Mountain, Inc.	555,472	0.2
1,599 (1)	Jones Lang LaSalle, Inc.	249,124	0.1
3,936	Kilroy Realty Corp.	118,434	0.0
20,425	Kimco Realty Corp.	402,781	0.1
2,933	Lamar Advertising Co.	291,100	0.1
2,866	Life Storage, Inc.	381,063	0.1
20,031	Medical Properties Trust, Inc.	185,487	0.1
3,920	Mid-America Apartment Communities, Inc.	595,291	0.2
2,693	National Storage Affiliates Trust	93,797	0.0
6,123	NNN REIT, Inc.	262,003	0.1
7,904	Omega Healthcare Investors, Inc.	242,574	0.1
7,412	Park Hotels & Resorts, Inc.	95,022	0.0
4,953	Rayonier, Inc.	155,524	0.0
22,322	Realty Income Corp.	1,334,632	0.4
5,746	Regency Centers Corp.	354,931	0.1
6,761	Rexford Industrial Realty, Inc.	353,060	0.1
3,626	SBA Communications Corp.	840,362	0.2
10,957	Simon Property Group, Inc.	1,265,314	0.4
4,755	Spirit Realty Capital, Inc.	187,252	0.1
6,060	STAG Industrial, Inc.	217,433	0.1
4,148	Sun Communities, Inc.	541,148	0.2
11,075	UDR, Inc.	475,782	0.1
13,489	Ventas, Inc.	637,625	0.2
33,896	VICI Properties, Inc.	1,065,351	0.3
5,965	Vornado Realty Trust	108,205	0.0
16,780	Welltower, Inc.	1,357,334	0.4
24,728	Weyerhaeuser Co.	828,635	0.2
7,156	WP Carey, Inc.	483,459	0.1
1,865 (1)	Zillow Group, Inc. - Class A	91,758	0.0
5,213 (1)	Zillow Group, Inc. - Class C	262,005	0.1
		26,779,881	7.8
	Utilities: 5.4%
22,547	AES Corp.	467,399	0.1
8,482	Alliant Energy Corp.	445,135	0.1
8,842	Ameren Corp.	722,126	0.2
6,579	American Water Works Co., Inc.	939,152	0.3
4,866	Atmos Energy Corp.	566,111	0.2
2,397	Avangrid, Inc.	90,319	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
4,310	Brookfield Renewable Corp.	$135,851	0.0
21,308	Centerpoint Energy, Inc.	621,128	0.2
1,170	Clearway Energy, Inc. - Class A	31,590	0.0
2,764	Clearway Energy, Inc. - Class C	78,940	0.0
9,819	CMS Energy Corp.	576,866	0.2
11,717	Consolidated Edison, Inc.	1,059,217	0.3
11,064	Constellation Energy Corp.	1,012,909	0.3
6,956	DTE Energy Co.	765,299	0.2
12,763	Edison International	886,390	0.3
7,147	Entergy Corp.	695,903	0.2
8,194	Essential Utilities, Inc.	327,023	0.1
7,517	Evergy, Inc.	439,143	0.1
11,770	Eversource Energy	834,728	0.2
18,387	FirstEnergy Corp.	714,887	0.2
3,698	Hawaiian Electric Industries	133,868	0.0
1,704	Idacorp, Inc.	174,830	0.1
2,998	National Fuel Gas Co.	153,977	0.1
13,955	NiSource, Inc.	381,669	0.1
7,789	NRG Energy, Inc.	291,231	0.1
6,747	OGE Energy Corp.	242,285	0.1
60,832 (1)	PG&E Corp.	1,051,177	0.3
3,822	Pinnacle West Capital Corp.	311,340	0.1
24,921	PPL Corp.	659,410	0.2
16,793	Public Service Enterprise Group, Inc.	1,051,410	0.3
7,051	UGI Corp.	190,166	0.1
12,670	Vistra Corp.	332,588	0.1
10,655	WEC Energy Group, Inc.	940,197	0.3
18,606	Xcel Energy, Inc.	1,156,735	0.3
		18,480,999	5.4
	Total Common Stock (Cost $337,060,410)	339,467,586	98.3
EXCHANGE-TRADED FUNDS: 1.3%
61,751	iShares Russell Midcap Index Fund	4,509,675	1.3
	Total Exchange-Traded Funds (Cost $4,274,396)	4,509,675	1.3
	Total Investments in Securities (Cost $341,334,806)	$343,977,261	99.6
	Assets in Excess of Other Liabilities	1,292,218	0.4
	Net Assets	$345,269,479	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Investment in affiliate

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$339,467,586	$—	$—	$339,467,586
Exchange-Traded Funds	4,509,675	—	—	4,509,675
Total Investments, at fair value	$343,977,261	$—	$—	$343,977,261
Other Financial Instruments+
Futures	25,036	—	—	25,036
Total Assets	$344,002,297	$—	$—	$344,002,297

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	4	09/15/23	$1,057,640	$25,036
			$1,057,640	$25,036
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$—	$236,782	$(5,719)	$6,010	$237,073	$1,256	$303	$—
	$—	$236,782	$(5,719)	$6,010	$237,073	$1,256	$303	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series MC Portfolio	as of June 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$25,036
Total Asset Derivatives		$25,036

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(22,714)
Total	$(22,714)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$25,036
Total	$25,036
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $341,334,806.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,419,261
Gross Unrealized Depreciation	(20,751,770)
Net Unrealized Appreciation	$2,667,491
See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.0%
	Communication Services: 8.2%
64,704 (1)	Activision Blizzard, Inc.	$5,454,547	0.2
537,328 (1)	Alphabet, Inc. - Class A	64,318,162	1.9
462,204 (1)	Alphabet, Inc. - Class C	55,912,818	1.6
646,585	AT&T, Inc.	10,313,031	0.3
9,397 (1)	Charter Communications, Inc.	3,452,176	0.1
376,192	Comcast Corp. - Class A	15,630,778	0.5
23,562	Electronic Arts, Inc.	3,055,991	0.1
24,335	Fox Corp. - Class A	827,390	0.0
12,552	Fox Corp. - Class B	400,283	0.0
35,001	Interpublic Group of Cos., Inc.	1,350,339	0.0
13,017 (1)	Live Nation Entertainment, Inc.	1,185,979	0.0
25,162 (1)	Match Group, Inc.	1,053,030	0.0
200,076 (1)	Meta Platforms, Inc.	57,417,810	1.7
40,219 (1)	NetFlix, Inc.	17,716,067	0.5
34,445	News Corp - Class A	671,677	0.0
10,621	News Corp - Class B	209,446	0.0
18,045	Omnicom Group	1,716,982	0.1
45,856	Paramount Global - Class B	729,569	0.0
14,319 (1)	Take-Two Interactive Software, Inc.	2,107,184	0.1
52,091 (1)	T-Mobile US, Inc.	7,235,440	0.2
380,226	Verizon Communications, Inc.	14,140,605	0.4
165,269 (1)	Walt Disney Co.	14,755,216	0.4
200,502 (1)	Warner Bros Discovery, Inc.	2,514,295	0.1
		282,168,815	8.2
	Consumer Discretionary: 10.3%
5,416	Advance Auto Parts, Inc.	380,745	0.0
807,350 (1)	Amazon.com, Inc.	105,246,146	3.0
24,469 (1)	Aptiv PLC	2,498,040	0.1
1,664 (1)	Autozone, Inc.	4,148,951	0.1
20,707	Bath & Body Works, Inc.	776,512	0.0
17,602	Best Buy Co., Inc.	1,442,484	0.0
3,340 (1)	Booking Holdings, Inc.	9,019,102	0.3
21,198	BorgWarner, Inc.	1,036,794	0.0
19,464 (1)	Caesars Entertainment, Inc.	992,080	0.0
14,309 (1)	Carmax, Inc.	1,197,663	0.0
90,843 (1)	Carnival Corp.	1,710,574	0.1
2,497 (1)	Chipotle Mexican Grill, Inc.	5,341,083	0.2
28,072	D.R. Horton, Inc.	3,416,082	0.1
10,937	Darden Restaurants, Inc.	1,827,354	0.1
3,189	Domino’s Pizza, Inc.	1,074,661	0.0
48,364	eBay, Inc.	2,161,387	0.1
11,156 (1)	Etsy, Inc.	943,909	0.0
12,897 (1)	Expedia Group, Inc.	1,410,803	0.0
355,438	Ford Motor Co.	5,377,777	0.2
13,813	Garmin Ltd.	1,440,558	0.0
125,728	General Motors Co.	4,848,072	0.1
12,730	Genuine Parts Co.	2,154,298	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
11,784	Hasbro, Inc.	$763,250	0.0
23,934	Hilton Worldwide Holdings, Inc.	3,483,594	0.1
91,590	Home Depot, Inc.	28,451,518	0.8
29,723 (1)	Las Vegas Sands Corp.	1,723,934	0.1
22,951	Lennar Corp. - Class A	2,875,990	0.1
22,966	LKQ Corp.	1,338,229	0.0
53,937	Lowe’s Cos, Inc.	12,173,581	0.4
23,321	Marriott International, Inc.	4,283,834	0.1
66,033	McDonald’s Corp.	19,704,908	0.6
27,310	MGM Resorts International	1,199,455	0.0
4,751 (1)	Mohawk Industries, Inc.	490,113	0.0
33,907	Newell Brands, Inc.	294,991	0.0
111,435	Nike, Inc. - Class B	12,299,081	0.4
38,363 (1)	Norwegian Cruise Line Holdings Ltd.	835,162	0.0
276 (1)	NVR, Inc.	1,752,771	0.1
5,506 (1)	O’Reilly Automotive, Inc.	5,259,882	0.2
3,531	Pool Corp.	1,322,854	0.0
20,189	Pulte Group, Inc.	1,568,281	0.0
3,702	Ralph Lauren Corp.	456,457	0.0
30,937	Ross Stores, Inc.	3,468,966	0.1
19,892 (1)	Royal Caribbean Cruises Ltd.	2,063,596	0.1
103,685	Starbucks Corp.	10,271,036	0.3
20,965	Tapestry, Inc.	897,302	0.0
243,664 (1)	Tesla, Inc.	63,783,925	1.8
104,146	TJX Cos., Inc.	8,830,539	0.3
9,910	Tractor Supply Co.	2,191,101	0.1
4,530 (1)	Ulta Beauty, Inc.	2,131,795	0.1
29,754	VF Corp.	568,004	0.0
4,953	Whirlpool Corp.	736,957	0.0
9,366	Wynn Resorts Ltd.	989,143	0.0
25,332	Yum! Brands, Inc.	3,509,749	0.1
		358,165,073	10.3
	Consumer Staples: 6.5%
161,452	Altria Group, Inc.	7,313,776	0.2
49,259	Archer-Daniels-Midland Co.	3,722,010	0.1
16,473	Brown-Forman Corp. - Class B	1,100,067	0.0
13,621	Bunge Ltd.	1,285,141	0.0
18,093	Campbell Soup Co.	827,031	0.0
22,092	Church & Dwight Co., Inc.	2,214,281	0.1
11,156	Clorox Co.	1,774,250	0.1
352,019	Coca-Cola Co.	21,198,584	0.6
75,030	Colgate-Palmolive Co.	5,780,311	0.2
43,175	Conagra Brands, Inc.	1,455,861	0.0
14,584	Constellation Brands, Inc.	3,589,560	0.1
40,110	Costco Wholesale Corp.	21,594,422	0.6
19,817	Dollar General Corp.	3,364,530	0.1
18,777 (1)	Dollar Tree, Inc.	2,694,499	0.1
20,971	Estee Lauder Cos., Inc.	4,118,285	0.1

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
53,123	General Mills, Inc.	$4,074,534	0.1
13,321	Hershey Co.	3,326,254	0.1
26,198	Hormel Foods Corp.	1,053,684	0.0
9,631	JM Smucker Co.	1,422,210	0.0
23,250	Kellogg Co.	1,567,050	0.1
76,178	Keurig Dr Pepper, Inc.	2,382,086	0.1
30,514	Kimberly-Clark Corp.	4,212,763	0.1
72,148	Kraft Heinz Co.	2,561,254	0.1
59,065	Kroger Co.	2,776,055	0.1
13,178	Lamb Weston Holdings, Inc.	1,514,811	0.0
22,643	McCormick & Co., Inc.	1,975,149	0.1
16,936	Molson Coors Beverage Co.	1,115,066	0.0
123,120	Mondelez International, Inc.	8,980,373	0.3
69,108 (1)	Monster Beverage Corp.	3,969,564	0.1
124,604	PepsiCo, Inc.	23,079,153	0.7
140,387	Philip Morris International, Inc.	13,704,579	0.4
213,174	Procter & Gamble Co.	32,347,023	0.9
45,842	Sysco Corp.	3,401,476	0.1
41,745	Target Corp.	5,506,165	0.2
25,794	Tyson Foods, Inc.	1,316,526	0.0
64,664	Walgreens Boots Alliance, Inc.	1,842,277	0.1
126,859	Walmart, Inc.	19,939,698	0.6
		224,100,358	6.5
	Energy: 4.0%
27,911	APA Corp.	953,719	0.0
91,562	Baker Hughes Co.	2,894,275	0.1
157,615	Chevron Corp.	24,800,720	0.7
109,443	ConocoPhillips	11,339,389	0.3
68,507	Coterra Energy, Inc.	1,733,227	0.1
58,038	Devon Energy Corp.	2,805,557	0.1
16,379	Diamondback Energy, Inc.	2,151,546	0.1
52,897	EOG Resources, Inc.	6,053,533	0.2
32,708	EQT Corp.	1,345,280	0.0
365,666	Exxon Mobil Corp.	39,217,679	1.1
81,803	Halliburton Co.	2,698,681	0.1
24,994	Hess Corp.	3,397,934	0.1
178,655	Kinder Morgan, Inc.	3,076,439	0.1
55,859	Marathon Oil Corp.	1,285,874	0.0
38,374	Marathon Petroleum Corp.	4,474,409	0.1
64,983	Occidental Petroleum Corp.	3,821,000	0.1
40,469	Oneok, Inc.	2,497,747	0.1
41,501	Phillips 66	3,958,365	0.1
21,140	Pioneer Natural Resources Co.	4,379,785	0.1
128,913	Schlumberger NV	6,332,207	0.2
20,394	Targa Resources Corp.	1,551,983	0.1
32,697	Valero Energy Corp.	3,835,358	0.1
110,178	Williams Cos., Inc.	3,595,108	0.1
		138,199,815	4.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 12.1%
49,730	Aflac, Inc.	$3,471,154	0.1
23,751	Allstate Corp.	2,589,809	0.1
53,766	American Express Co.	9,366,037	0.3
65,459	American International Group, Inc.	3,766,511	0.1
9,422	Ameriprise Financial, Inc.	3,129,611	0.1
18,473	Aon PLC	6,376,880	0.2
33,683 (1)	Arch Capital Group Ltd.	2,521,172	0.1
19,373	Arthur J. Gallagher & Co.	4,253,730	0.1
4,807	Assurant, Inc.	604,336	0.0
627,064	Bank of America Corp.	17,990,466	0.5
64,949	Bank of New York Mellon Corp.	2,891,529	0.1
161,288 (1)	Berkshire Hathaway, Inc. - Class B	54,999,208	1.6
13,545	BlackRock, Inc.	9,361,491	0.3
21,293	Brown & Brown, Inc.	1,465,810	0.0
34,532	Capital One Financial Corp.	3,776,765	0.1
9,557	Cboe Global Markets, Inc.	1,318,962	0.0
134,407	Charles Schwab Corp.	7,618,189	0.2
37,483	Chubb Ltd.	7,217,726	0.2
14,219	Cincinnati Financial Corp.	1,383,793	0.0
176,072	Citigroup, Inc.	8,106,355	0.2
43,774	Citizens Financial Group, Inc.	1,141,626	0.0
32,534	CME Group, Inc.	6,028,225	0.2
11,909	Comerica, Inc.	504,465	0.0
22,968	Discover Financial Services	2,683,811	0.1
3,872	Everest Re Group Ltd.	1,323,682	0.0
3,466	Factset Research Systems, Inc.	1,388,653	0.0
53,588	Fidelity National Information Services, Inc.	2,931,264	0.1
61,836	Fifth Third Bancorp	1,620,722	0.1
55,832 (1)	Fiserv, Inc.	7,043,207	0.2
6,678 (1)	FleetCor Technologies, Inc.	1,676,712	0.1
25,821	Franklin Resources, Inc.	689,679	0.0
23,759	Global Payments, Inc.	2,340,737	0.1
8,037	Globe Life, Inc.	881,016	0.0
30,068	Goldman Sachs Group, Inc.	9,698,133	0.3
28,059	Hartford Financial Services Group, Inc.	2,020,809	0.1
130,566	Huntington Bancshares, Inc.	1,407,501	0.0
50,637	Intercontinental Exchange, Inc.	5,726,032	0.2
41,439	Invesco Ltd.	696,590	0.0
6,572	Jack Henry & Associates, Inc.	1,099,693	0.0
264,304	JPMorgan Chase & Co.	38,440,374	1.1
84,589	Keycorp	781,602	0.0
13,872	Lincoln National Corp.	357,343	0.0

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
17,108	Loews Corp.	$1,015,873	0.0
15,002	M&T Bank Corp.	1,856,647	0.1
3,391	MarketAxess Holdings, Inc.	886,475	0.0
44,745	Marsh & McLennan Cos., Inc.	8,415,640	0.2
75,680	Mastercard, Inc. - Class A	29,764,944	0.9
58,182	Metlife, Inc.	3,289,028	0.1
14,273	Moody’s Corp.	4,963,008	0.2
117,821	Morgan Stanley	10,061,913	0.3
7,241	MSCI, Inc. - Class A	3,398,129	0.1
30,627	Nasdaq, Inc.	1,526,756	0.1
18,843	Northern Trust Corp.	1,397,020	0.0
100,910 (1)	PayPal Holdings, Inc.	6,733,724	0.2
36,097	PNC Financial Services Group, Inc.	4,546,417	0.1
20,500	Principal Financial Group, Inc.	1,554,720	0.1
52,943	Progressive Corp.	7,008,065	0.2
33,012	Prudential Financial, Inc.	2,912,319	0.1
17,249	Raymond James Financial, Inc.	1,789,929	0.1
84,865	Regions Financial Corp.	1,512,294	0.1
29,666	S&P Global, Inc.	11,892,803	0.3
30,232	State Street Corp.	2,212,378	0.1
38,762	Synchrony Financial	1,314,807	0.0
20,311	T. Rowe Price Group, Inc.	2,275,238	0.1
20,871	Travelers Cos, Inc.	3,624,458	0.1
120,464	Truist Financial Corp.	3,656,082	0.1
126,166	US Bancorp	4,168,525	0.1
146,359	Visa, Inc. - Class A	34,757,335	1.0
339,367	Wells Fargo & Co.	14,484,184	0.4
9,641	Willis Towers Watson PLC	2,270,455	0.1
18,161	WR Berkley Corp.	1,081,669	0.0
13,479	Zions Bancorp NA	362,046	0.0
		417,424,291	12.1
	Health Care: 13.0%
157,278	Abbott Laboratories	17,146,448	0.5
159,570	AbbVie, Inc.	21,498,866	0.6
26,719	Agilent Technologies, Inc.	3,212,960	0.1
6,436 (1)	Align Technology, Inc.	2,276,027	0.1
14,649	AmerisourceBergen Corp.	2,818,907	0.1
48,327	Amgen, Inc.	10,729,561	0.3
45,751	Baxter International, Inc.	2,084,416	0.1
25,687	Becton Dickinson & Co.	6,781,625	0.2
13,091 (1)	Biogen, Inc.	3,728,971	0.1
1,940 (1)	Bio-Rad Laboratories, Inc.	735,493	0.0
14,203	Bio-Techne Corp.	1,159,391	0.0
130,031 (1)	Boston Scientific Corp.	7,033,377	0.2
190,009	Bristol-Myers Squibb Co.	12,151,076	0.4
23,027	Cardinal Health, Inc.	2,177,663	0.1
16,212 (1)	Catalent, Inc.	702,952	0.0
49,738 (1)	Centene Corp.	3,354,828	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
4,629 (1)	Charles River Laboratories International, Inc.	$973,247	0.0
26,760	Cigna Corp.	7,508,856	0.2
4,473	Cooper Cos., Inc.	1,715,082	0.1
115,968	CVS Health Corp.	8,016,868	0.2
60,065	Danaher Corp.	14,415,600	0.4
5,004 (1)	DaVita, Inc.	502,752	0.0
19,361	Dentsply Sirona, Inc.	774,827	0.0
35,059 (1)	DexCom, Inc.	4,505,432	0.1
54,829 (1)	Edwards Lifesciences Corp.	5,172,020	0.1
21,440	Elevance Health, Inc.	9,525,578	0.3
71,261	Eli Lilly & Co.	33,419,984	1.0
35,364	GE HealthCare Technologies, Inc.	2,872,971	0.1
112,816	Gilead Sciences, Inc.	8,694,729	0.3
18,660	HCA Healthcare, Inc.	5,662,937	0.2
11,848 (1)	Henry Schein, Inc.	960,873	0.0
22,266 (1)	Hologic, Inc.	1,802,878	0.1
11,301	Humana, Inc.	5,053,016	0.1
7,507 (1)	Idexx Laboratories, Inc.	3,770,241	0.1
14,299 (1)	Illumina, Inc.	2,680,920	0.1
16,713 (1)	Incyte Corp., Ltd.	1,040,384	0.0
6,304 (1)	Insulet Corp.	1,817,695	0.1
31,691 (1)	Intuitive Surgical, Inc.	10,836,421	0.3
16,771 (1)	IQVIA Holdings, Inc.	3,769,618	0.1
235,040	Johnson & Johnson	38,903,821	1.1
8,013	Laboratory Corp. of America Holdings	1,933,777	0.1
12,264	McKesson Corp.	5,240,530	0.2
120,329	Medtronic PLC	10,600,985	0.3
229,496	Merck & Co., Inc.	26,481,543	0.8
1,996 (1)	Mettler Toledo International, Inc.	2,618,033	0.1
29,651 (1)	Moderna, Inc.	3,602,596	0.1
5,261 (1)	Molina Healthcare, Inc.	1,584,824	0.0
22,915	Organon & Co.	476,861	0.0
11,408	PerkinElmer, Inc.	1,355,156	0.0
510,585	Pfizer, Inc.	18,728,258	0.5
10,131	Quest Diagnostics, Inc.	1,424,013	0.0
9,758 (1)	Regeneron Pharmaceuticals, Inc.	7,011,513	0.2
13,289	Resmed, Inc.	2,903,646	0.1
8,993	STERIS Public Ltd. Co.	2,023,245	0.1
30,556	Stryker Corp.	9,322,330	0.3
4,248	Teleflex, Inc.	1,028,143	0.0
34,886	Thermo Fisher Scientific, Inc.	18,201,770	0.5
84,206	UnitedHealth Group, Inc.	40,472,772	1.2
5,692	Universal Health Services, Inc.	898,027	0.0
23,294 (1)	Vertex Pharmaceuticals, Inc.	8,197,392	0.2
109,247	Viatris, Inc.	1,090,285	0.0

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
5,352 (1)	Waters Corp.	$1,426,522	0.0
6,715	West Pharmaceutical Services, Inc.	2,568,286	0.1
18,864	Zimmer Biomet Holdings, Inc.	2,746,598	0.1
41,795	Zoetis, Inc.	7,197,517	0.2
		451,123,933	13.0
	Industrials: 8.2%
49,895	3M Co.	4,993,991	0.2
11,569 (1)	Alaska Air Group, Inc.	615,239	0.0
7,954	Allegion Public Ltd.	954,639	0.0
59,048 (1)	American Airlines Group, Inc.	1,059,321	0.0
20,845	Ametek, Inc.	3,374,389	0.1
11,264	AO Smith Corp.	819,794	0.0
37,365	Automatic Data Processing, Inc.	8,212,453	0.2
6,348 (1)	Axon Enterprise, Inc.	1,238,622	0.0
51,146 (1)	Boeing Co.	10,799,989	0.3
10,671	Broadridge Financial Solutions, Inc. ADR	1,767,438	0.1
75,506	Carrier Global Corp.	3,753,403	0.1
46,611	Caterpillar, Inc.	11,468,637	0.3
14,022 (1)	Ceridian HCM Holding, Inc.	939,053	0.0
10,604	CH Robinson Worldwide, Inc.	1,000,487	0.0
7,819	Cintas Corp.	3,886,669	0.1
38,795 (1)	Copart, Inc.	3,538,492	0.1
183,878	CSX Corp.	6,270,240	0.2
12,803	Cummins, Inc.	3,138,783	0.1
24,389	Deere & Co.	9,882,179	0.3
58,130 (1)	Delta Air Lines, Inc.	2,763,500	0.1
12,644	Dover Corp.	1,866,887	0.1
36,051	Eaton Corp. PLC	7,249,856	0.2
51,689	Emerson Electric Co.	4,672,169	0.1
11,092	Equifax, Inc.	2,609,948	0.1
13,819	Expeditors International Washington, Inc.	1,673,895	0.1
51,598	Fastenal Co.	3,043,766	0.1
20,915	FedEx Corp.	5,184,828	0.2
31,977	Fortive Corp.	2,390,920	0.1
5,625 (1)	Generac Holdings, Inc.	838,856	0.0
20,346	General Dynamics Corp.	4,377,442	0.1
98,490	General Electric Co.	10,819,126	0.3
60,184	Honeywell International, Inc.	12,488,180	0.4
33,268	Howmet Aerospace, Inc.	1,648,762	0.1
3,595	Huntington Ingalls Industries, Inc.	818,222	0.0
6,835	IDEX Corp.	1,471,302	0.1
25,012	Illinois Tool Works, Inc.	6,257,002	0.2
36,569	Ingersoll Rand, Inc.	2,390,150	0.1
11,496	Jacobs Solutions, Inc.	1,366,759	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,495	JB Hunt Transport Services, Inc.	$1,356,820	0.0
62,043	Johnson Controls International plc	4,227,610	0.1
17,135	L3Harris Technologies, Inc.	3,354,519	0.1
12,406	Leidos Holdings, Inc.	1,097,683	0.0
20,386	Lockheed Martin Corp.	9,385,307	0.3
20,317	Masco Corp.	1,165,789	0.0
4,868	Nordson Corp.	1,208,140	0.0
20,571	Norfolk Southern Corp.	4,664,680	0.1
12,911	Northrop Grumman Corp.	5,884,834	0.2
8,132	Old Dominion Freight Line	3,006,807	0.1
37,380	Otis Worldwide Corp.	3,327,194	0.1
47,264	Paccar, Inc.	3,953,634	0.1
11,604	Parker Hannifin Corp.	4,526,024	0.1
29,019	Paychex, Inc.	3,246,356	0.1
4,397	Paycom Software, Inc.	1,412,492	0.0
14,919	Pentair PLC	963,767	0.0
13,130	Quanta Services, Inc.	2,579,389	0.1
132,152	Raytheon Technologies Corp.	12,945,610	0.4
18,594	Republic Services, Inc.	2,848,043	0.1
9,774	Robert Half International, Inc.	735,200	0.0
10,390	Rockwell Automation, Inc.	3,422,986	0.1
20,852	Rollins, Inc.	893,091	0.0
4,789	Snap-On, Inc.	1,380,142	0.0
53,821	Southwest Airlines Co.	1,948,858	0.1
13,851	Stanley Black & Decker, Inc.	1,297,977	0.0
18,241	Textron, Inc.	1,233,639	0.0
20,626	Trane Technologies PLC	3,944,929	0.1
4,720	TransDigm Group, Inc.	4,220,482	0.1
55,143	Union Pacific Corp.	11,283,361	0.3
29,663 (1)	United Airlines Holdings, Inc.	1,627,609	0.1
65,552	United Parcel Service, Inc. - Class B	11,750,196	0.3
6,216	United Rentals, Inc.	2,768,420	0.1
13,095	Verisk Analytics, Inc.	2,959,863	0.1
33,483	Waste Management, Inc.	5,806,622	0.2
16,268	Westinghouse Air Brake Technologies Corp.	1,784,112	0.1
4,038	WW Grainger, Inc.	3,184,326	0.1
21,640	Xylem, Inc.	2,437,097	0.1
		285,478,996	8.2
	Information Technology: 27.4%
57,118	Accenture PLC	17,625,472	0.5
41,487 (1)	Adobe, Inc.	20,286,728	0.6
145,612 (1)	Advanced Micro Devices, Inc.	16,586,663	0.5
13,766 (1)	Akamai Technologies, Inc.	1,237,150	0.0
53,843	Amphenol Corp.	4,573,963	0.1

See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
45,774	Analog Devices, Inc.	$8,917,233	0.3
7,838 (1)	ANSYS, Inc.	2,588,656	0.1
1,337,214	Apple, Inc.	259,379,400	7.5
76,436	Applied Materials, Inc.	11,048,059	0.3
22,585 (1)	Arista Networks, Inc.	3,660,125	0.1
19,369 (1)	Autodesk, Inc.	3,963,091	0.1
37,708	Broadcom, Inc.	32,709,050	0.9
24,663 (1)	Cadence Design Systems, Inc.	5,783,967	0.2
12,227	CDW Corp.	2,243,654	0.1
370,443	Cisco Systems, Inc.	19,166,721	0.6
45,968	Cognizant Technology Solutions Corp.	3,000,791	0.1
69,200	Corning, Inc.	2,424,768	0.1
20,726 (1)	DXC Technology Co.	553,799	0.0
12,395 (1)	Enphase Energy, Inc.	2,075,915	0.1
5,237 (1)	EPAM Systems, Inc.	1,177,016	0.0
5,469 (1)	F5, Inc.	799,896	0.0
2,260 (1)	Fair Isaac Corp.	1,828,815	0.1
8,985 (1)	First Solar, Inc.	1,707,959	0.1
58,944 (1)	Fortinet, Inc.	4,455,577	0.1
7,137 (1)	Gartner, Inc.	2,500,162	0.1
51,370	Gen Digital, Inc.	952,914	0.0
117,204	Hewlett Packard Enterprise Co.	1,969,027	0.1
78,406	HP, Inc.	2,407,848	0.1
377,242	Intel Corp.	12,614,972	0.4
82,127	International Business Machines Corp.	10,989,414	0.3
25,374	Intuit, Inc.	11,626,113	0.3
29,238	Juniper Networks, Inc.	916,027	0.0
16,107 (1)	Keysight Technologies, Inc.	2,697,117	0.1
12,409	KLA Corp.	6,018,613	0.2
12,150	Lam Research Corp.	7,810,749	0.2
49,549	Microchip Technology, Inc.	4,439,095	0.1
98,981	Micron Technology, Inc.	6,246,691	0.2
672,496	Microsoft Corp.	229,011,788	6.6
4,075	Monolithic Power Systems, Inc.	2,201,437	0.1
15,169	Motorola Solutions, Inc.	4,448,764	0.1
19,346	NetApp, Inc.	1,478,034	0.0
223,680	Nvidia Corp.	94,621,114	2.7
23,492	NXP Semiconductor NV - NXPI - US	4,808,343	0.1
39,060 (1)	ON Semiconductor Corp.	3,694,295	0.1
139,183	Oracle Corp.	16,575,303	0.5
27,369 (1)	Palo Alto Networks, Inc.	6,993,053	0.2
9,612 (1)	PTC, Inc.	1,367,788	0.0
9,021 (1)	Qorvo, Inc.	920,413	0.0
100,755	Qualcomm, Inc.	11,993,875	0.4
9,641	Roper Technologies, Inc.	4,635,393	0.1
88,547 (1)	Salesforce, Inc.	18,706,439	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
17,418	Seagate Technology Holdings PLC	$1,077,652	0.0
18,427 (1)	ServiceNow, Inc.	10,355,421	0.3
14,357	Skyworks Solutions, Inc.	1,589,176	0.1
5,096 (1)	SolarEdge Technologies, Inc.	1,371,079	0.0
13,775 (1)	Synopsys, Inc.	5,997,773	0.2
28,500	TE Connectivity Ltd.	3,994,560	0.1
4,255 (1)	Teledyne Technologies, Inc.	1,749,273	0.1
14,032	Teradyne, Inc.	1,562,183	0.0
82,092	Texas Instruments, Inc.	14,778,202	0.4
22,407 (1)	Trimble, Inc.	1,186,227	0.0
3,792 (1)	Tyler Technologies, Inc.	1,579,254	0.1
8,191 (1)	VeriSign, Inc.	1,850,920	0.1
28,838 (1)	Western Digital Corp.	1,093,825	0.0
4,651 (1)	Zebra Technologies Corp.	1,375,905	0.0
		950,000,699	27.4
	Materials: 2.4%
20,090	Air Products & Chemicals, Inc.	6,017,558	0.2
10,612	Albemarle Corp.	2,367,431	0.1
133,083	Amcor PLC	1,328,168	0.0
7,294	Avery Dennison Corp.	1,253,109	0.0
28,449	Ball Corp.	1,656,016	0.1
9,052	Celanese Corp. - Series A	1,048,222	0.0
17,674	CF Industries Holdings, Inc.	1,226,929	0.0
64,367	Corteva, Inc.	3,688,229	0.1
63,972	Dow, Inc.	3,407,149	0.1
41,515	DuPont de Nemours, Inc.	2,965,832	0.1
10,810	Eastman Chemical Co.	905,013	0.0
22,404	Ecolab, Inc.	4,182,603	0.1
11,348	FMC Corp.	1,184,050	0.0
129,632	Freeport-McMoRan, Inc.	5,185,280	0.2
23,026	International Flavors & Fragrances, Inc.	1,832,639	0.1
31,389	International Paper Co.	998,484	0.0
44,281	Linde PLC	16,874,603	0.5
22,937	LyondellBasell Industries NV - Class A	2,106,305	0.1
5,605	Martin Marietta Materials, Inc.	2,587,772	0.1
30,037	Mosaic Co.	1,051,295	0.0
71,877	Newmont Corp.	3,066,273	0.1
22,722	Nucor Corp.	3,725,954	0.1
8,134	Packaging Corp. of America	1,074,989	0.0
21,292	PPG Industries, Inc.	3,157,604	0.1
13,032	Sealed Air Corp.	521,280	0.0
21,225	Sherwin-Williams Co.	5,635,662	0.2
14,524	Steel Dynamics, Inc.	1,582,099	0.0
12,034	Vulcan Materials Co.	2,712,945	0.1
23,165	WestRock Co.	673,407	0.0
		84,016,900	2.4

See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 2.4%
14,225	Alexandria Real Estate Equities, Inc.	$1,614,395	0.1
42,151	American Tower Corp.	8,174,765	0.2
12,843	AvalonBay Communities, Inc.	2,430,795	0.1
12,851	Boston Properties, Inc.	740,089	0.0
9,656	Camden Property Trust	1,051,249	0.0
28,113 (1)	CBRE Group, Inc.	2,269,000	0.1
36,950 (1)	CoStar Group, Inc.	3,288,550	0.1
39,223	Crown Castle, Inc.	4,469,069	0.1
26,351	Digital Realty Trust, Inc.	3,000,588	0.1
8,459	Equinix, Inc.	6,631,348	0.2
30,843	Equity Residential	2,034,713	0.1
5,834	Essex Property Trust, Inc.	1,366,906	0.0
12,214	Extra Space Storage, Inc.	1,818,054	0.1
6,635	Federal Realty Investment Trust	642,069	0.0
49,380	Healthpeak Properties, Inc.	992,538	0.0
64,415	Host Hotels & Resorts, Inc.	1,084,104	0.0
52,577	Invitation Homes, Inc.	1,808,649	0.1
26,376	Iron Mountain, Inc.	1,498,684	0.0
56,066	Kimco Realty Corp.	1,105,622	0.0
10,551	Mid-America Apartment Communities, Inc.	1,602,275	0.0
83,522	ProLogis, Inc.	10,242,303	0.3
14,311	Public Storage, Inc.	4,177,095	0.1
60,889	Realty Income Corp.	3,640,553	0.1
13,874	Regency Centers Corp.	856,997	0.0
9,799	SBA Communications Corp.	2,271,016	0.1
29,574	Simon Property Group, Inc.	3,415,206	0.1
27,929	UDR, Inc.	1,199,830	0.0
36,123	Ventas, Inc.	1,707,534	0.1
90,827	VICI Properties, Inc.	2,854,693	0.1
44,954	Welltower, Inc.	3,636,329	0.1
66,297	Weyerhaeuser Co.	2,221,612	0.1
		83,846,630	2.4
	Utilities: 2.5%
60,537	AES Corp.	1,254,932	0.0
22,737	Alliant Energy Corp.	1,193,238	0.0
23,751	Ameren Corp.	1,939,744	0.1
46,560	American Electric Power Co., Inc.	3,920,352	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
17,604	American Water Works Co., Inc.	$2,512,971	0.1
13,068	Atmos Energy Corp.	1,520,331	0.0
57,073	Centerpoint Energy, Inc.	1,663,678	0.0
26,379	CMS Energy Corp.	1,549,766	0.0
31,343	Consolidated Edison, Inc.	2,833,407	0.1
29,341	Constellation Energy Corp.	2,686,168	0.1
75,606	Dominion Energy, Inc.	3,915,635	0.1
18,641	DTE Energy Co.	2,050,883	0.1
69,701	Duke Energy Corp.	6,254,968	0.2
34,639	Edison International	2,405,679	0.1
19,124	Entergy Corp.	1,862,104	0.1
20,773	Evergy, Inc.	1,213,559	0.0
31,551	Eversource Energy	2,237,597	0.1
89,953	Exelon Corp.	3,664,685	0.1
49,219	FirstEnergy Corp.	1,913,635	0.1
183,007	NextEra Energy, Inc.	13,579,119	0.4
37,359	NiSource, Inc.	1,021,769	0.0
20,755	NRG Energy, Inc.	776,029	0.0
146,210 (1)	PG&E Corp.	2,526,509	0.1
10,192	Pinnacle West Capital Corp.	830,240	0.0
66,663	PPL Corp.	1,763,903	0.0
45,060	Public Service Enterprise Group, Inc.	2,821,207	0.1
28,458	Sempra Energy	4,143,200	0.1
98,621	Southern Co.	6,928,125	0.2
28,487	WEC Energy Group, Inc.	2,513,693	0.1
49,776	Xcel Energy, Inc.	3,094,574	0.1
		86,591,700	2.5
	Total Common Stock
	(Cost $3,069,016,691)	3,361,117,210	97.0
	Assets in Excess of Other Liabilities	104,407,884	3.0
	Net Assets	$3,465,525,094	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$3,361,117,210	$—	$—	$3,361,117,210
Total Investments, at fair value	$3,361,117,210	$—	$—	$3,361,117,210
Other Financial Instruments+
Futures	2,964,055	—	—	2,964,055
Total Assets	$3,364,081,265	$—	$—	$3,364,081,265

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	455	09/15/23	$102,107,688	$2,964,055
			$102,107,688	$2,964,055
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$2,964,055
Total Asset Derivatives		$2,964,055

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$4,090,104
Total	$4,090,104
See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series S Portfolio	as of June 30, 2023 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,964,055
Total	$2,964,055
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,069,016,691.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$422,147,749
Gross Unrealized Depreciation	(127,083,175)
Net Unrealized Appreciation	$295,064,574
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Communication Services: 2.4%
14,761 (1)	Advantage Solutions, Inc.	$34,541	0.0
4,808 (1)	AMC Networks, Inc.	57,456	0.0
2,847 (1)	Anterix, Inc.	90,221	0.0
9,124 (1)	AST SpaceMobile, Inc.	42,883	0.0
1,824	ATN International, Inc.	66,758	0.0
3,419 (1)	Bandwidth, Inc.	46,772	0.0
3,639 (1)	Boston Omaha Corp.	68,486	0.0
15,168 (1)	Bumble, Inc.	254,519	0.1
5,186 (1)	Cardlytics, Inc.	32,775	0.0
15,022 (1)	Cargurus, Inc.	339,948	0.1
10,169 (1)	Cars.com, Inc.	201,550	0.1
22,401 (1)	Charge Enterprises, Inc.	21,953	0.0
16,570 (1)	Cinemark Holdings, Inc.	273,405	0.1
55,520 (1)	Clear Channel Outdoor Holdings, Inc.	76,062	0.0
6,523	Cogent Communications Holdings, Inc.	438,933	0.1
12,223 (1)	Consolidated Communications Holdings, Inc.	46,814	0.0
235 (1)	Daily Journal Corp.	67,981	0.0
7,243 (1)	DHI Group, Inc.	27,741	0.0
5,429 (1)	EchoStar Corp.	94,139	0.0
10,058	Entravision Communications Corp.	44,155	0.0
11,560 (1)	Eventbrite, Inc.	110,398	0.0
3,500 (1)	EverQuote, Inc.	22,750	0.0
8,960 (1)	EW Scripps Co.	81,984	0.0
30,560 (1)	fuboTV, Inc.	63,565	0.0
22,309 (1)	Gannett Co., Inc.	50,195	0.0
104,755 (1)	Globalstar, Inc.	113,135	0.0
9,976 (1)	Gogo, Inc.	169,692	0.1
12,976	Gray Television, Inc.	102,251	0.0
6,413 (1)	Grindr, Inc.	35,464	0.0
2,514 (1)	IDT Corp.	64,987	0.0
16,204 (1)	iHeartMedia, Inc.	58,983	0.0
7,309 (1)	Imax Corp.	124,180	0.0
5,995 (1)	Integral Ad Science Holding Corp.	107,790	0.0
6,317	John Wiley & Sons, Inc.	214,967	0.1
24,040 (1)	Liberty Latin America Ltd.	207,225	0.1
3,630 (1)	Liberty Latin America Ltd. - Class A	31,762	0.0
7,390 (1)	Liberty Media Corp. - Liberty Braves C Tracking Stock	292,792	0.1
9,263 (1)	Lions Gate Entertainment Corp. - Class A	81,792	0.0
16,925 (1)	Lions Gate Entertainment Corp. - Class B	141,324	0.1
6,237 (1)	Loop Media, Inc.	14,906	0.0
151,429	Lumen Technologies, Inc.	342,230	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services (continued)
6,545 (1)	Madison Square Garden Entertainment Corp.	$220,043	0.1
20,196 (1)	Magnite, Inc.	275,675	0.1
4,039	Marcus Corp.	59,898	0.0
4,098 (1)	MediaAlpha, Inc.	42,250	0.0
22,406 (1)	Nextdoor Holdings, Inc.	73,044	0.0
3,888 (1)	Ooma, Inc.	58,203	0.0
7,177 (1)	Outbrain, Inc.	35,311	0.0
13,242 (1)	Playstudios, Inc.	65,018	0.0
6,714 (1)	PubMatic, Inc.	122,732	0.0
8,013 (1)	QuinStreet, Inc.	70,755	0.0
14,612 (1)	Quotient Technology, Inc.	56,110	0.0
12,758 (1)	Radius Global Infrastructure, Inc.	190,094	0.1
4,468	Scholastic Corp.	173,760	0.1
7,518	Shenandoah Telecommunications Co.	146,075	0.1
3,684	Shutterstock, Inc.	179,300	0.1
5,647	Sinclair, Inc.	78,042	0.0
3,974 (1)	Sphere Entertainment Co.	108,848	0.0
2,882	Spok Holdings, Inc.	38,302	0.0
16,451 (1)	Stagwell, Inc.	118,612	0.0
4,122 (1)	TechTarget, Inc.	128,318	0.1
33,806	TEGNA, Inc.	549,009	0.2
15,318	Telephone & Data Systems, Inc.	126,067	0.1
4,828 (1)	Thryv Holdings, Inc.	118,769	0.0
14,091 (1)	TrueCar, Inc.	31,846	0.0
23,111 (1)	Vimeo, Inc.	95,217	0.0
1 (1)	Vinco Ventures, Inc.	1	0.0
4,193 (1)	Vivid Seats, Inc.	33,209	0.0
7,982 (1)	WideOpenWest, Inc.	67,368	0.0
10,127 (1)	Yelp, Inc.	368,724	0.1
7,079 (1)	Ziff Davis, Inc.	495,955	0.1
10,798 (1)	ZipRecruiter, Inc.	191,772	0.1
		9,077,791	2.4
	Consumer Discretionary: 10.3%
4,372 (1)	1-800-Flowers.com, Inc.	34,102	0.0
12,028 (1)	2U, Inc.	48,473	0.0
5,036	Aaron’s Co., Inc./The	71,209	0.0
7,344 (1)	Abercrombie & Fitch Co. - Class A	276,722	0.1
11,360	Academy Sports & Outdoors, Inc.	614,008	0.2
9,159 (1)	Accel Entertainment, Inc.	96,719	0.0
4,956	Acushnet Holdings Corp.	270,994	0.1
14,277 (1)	Adient plc	547,095	0.2
6,825 (1)	Adtalem Global Education, Inc.	234,370	0.1
17,762 (1)	American Axle & Manufacturing Holdings, Inc.	146,892	0.0

See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
27,386	American Eagle Outfitters, Inc.	$323,155	0.1
880 (1)	America’s Car-Mart, Inc.	87,806	0.0
14,987 (1)	AMMO, Inc.	31,922	0.0
13,679	Arko Corp.	108,748	0.0
3,310 (1)	Asbury Automotive Group, Inc.	795,790	0.2
4,961 (1)	Bally’s Corp.	77,193	0.0
19,026 (1)	BARK, Inc.	25,305	0.0
4,710 (1)	Beazer Homes USA, Inc.	133,246	0.0
3,526	Big 5 Sporting Goods Corp.	32,298	0.0
4,202	Big Lots, Inc.	37,104	0.0
3,700 (1)	BJ’s Restaurants, Inc.	117,660	0.0
13,142	Bloomin Brands, Inc.	353,388	0.1
1,760	Bluegreen Vacations Holding Corp.	62,744	0.0
4,460 (1)	Boot Barn Holdings, Inc.	377,717	0.1
4,660 (1)	Bowlero Corp.	54,242	0.0
6,568 (1)	Brinker International, Inc.	240,389	0.1
4,736	Buckle, Inc.	163,866	0.1
2,114	Build-A-Bear Workshop, Inc.	45,282	0.0
5,527	Caleres, Inc.	132,261	0.0
6,275	Camping World Holdings, Inc.	188,877	0.1
8,281 (1)	CarParts.com, Inc.	35,194	0.0
2,207	Carriage Services, Inc.	71,661	0.0
5,818 (1)	Carrols Restaurant Group, Inc.	29,323	0.0
14,488 (1)	Carvana Co.	375,529	0.1
1,319 (1)	Cavco Industries, Inc.	389,105	0.1
5,064 (1)	Century Casinos, Inc.	35,954	0.0
4,310	Century Communities, Inc.	330,232	0.1
7,297	Cheesecake Factory	252,330	0.1
18,000 (1)	Chegg, Inc.	159,840	0.1
19,546 (1)	Chico’s FAS, Inc.	104,571	0.0
1,928 (1)	Childrens Place, Inc./The	44,749	0.0
2,912 (1)	Chuy’s Holdings, Inc.	118,868	0.0
4,586	Clarus Corp.	41,916	0.0
3,530 (1)	ContextLogic, Inc.	23,227	0.0
2,615 (1)	Cooper-Standard Holdings, Inc.	37,290	0.0
19,521 (1)	Coursera, Inc.	254,163	0.1
3,303	Cracker Barrel Old Country Store, Inc.	307,774	0.1
7,283	Cricut, Inc.	88,853	0.0
19,302	Dana, Inc.	328,134	0.1
6,516 (1)	Dave & Buster’s Entertainment, Inc.	290,353	0.1
9,158 (1)	Denny’s Corp.	112,827	0.0
7,565	Designer Brands, Inc.	76,406	0.0
9,056 (1)	Destination XL Group, Inc.	44,374	0.0
556	Dillards, Inc.	181,412	0.1
2,353	Dine Brands Global, Inc.	136,545	0.0
3,994 (1)	Dorman Products, Inc.	314,847	0.1
3,728 (1)	Dream Finders Homes, Inc.	91,672	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
4,318 (1)	Duolingo, Inc.	$617,215	0.2
4,618	El Pollo Loco Holdings, Inc.	40,500	0.0
3,798	Ethan Allen Interiors, Inc.	107,407	0.0
5,152 (1)	European Wax Center, Inc.	95,982	0.0
13,338 (1)	Everi Holdings, Inc.	192,867	0.1
11,188 (1)	EVgo, Inc.	44,752	0.0
19,284 (1)	Figs, Inc.	159,479	0.1
29,645 (1)	Fisker, Inc.	167,198	0.1
12,297	Foot Locker, Inc.	333,372	0.1
8,391 (1)	Fossil Group, Inc.	21,565	0.0
6,419 (1)	Fox Factory Holding Corp.	696,526	0.2
3,594	Franchise Group, Inc.	102,932	0.0
12,366 (1)	Frontdoor, Inc.	394,475	0.1
5,500 (1)	Full House Resorts, Inc.	36,850	0.0
5,336 (1)	Funko, Inc.	57,736	0.0
1,884 (1)	Genesco, Inc.	47,175	0.0
5,005 (1)	Gentherm, Inc.	282,833	0.1
6,723 (1)	G-III Apparel Group Ltd.	129,552	0.0
5,321 (1)	Global Business Travel Group I	38,471	0.0
3,123 (1)	Golden Entertainment, Inc.	130,541	0.0
42,230 (1)	Goodyear Tire & Rubber Co.	577,706	0.2
21,001 (1)	GoPro, Inc.	86,944	0.0
556	Graham Holdings Co.	317,743	0.1
4,095 (1)	Green Brick Partners, Inc.	232,596	0.1
2,094	Group 1 Automotive, Inc.	540,461	0.2
9,292 (1)	GrowGeneration Corp.	31,593	0.0
4,825	Guess?, Inc.	93,846	0.0
52,437	Hanesbrands, Inc.	238,064	0.1
2,292	Haverty Furniture Cos., Inc.	69,264	0.0
3,603 (1)	Helen of Troy Ltd.	389,196	0.1
2,034	Hibbett, Inc.	73,814	0.0
12,479 (1)	Hilton Grand Vacations, Inc.	567,046	0.2
8,537 (1)	Holley, Inc.	34,916	0.0
776 (1)	Hovnanian Enterprises, Inc.	76,987	0.0
3,639 (1)	Inspired Entertainment, Inc.	53,530	0.0
3,559	Installed Building Products, Inc.	498,829	0.1
16,272	International Game Technology PLC	518,914	0.1
4,150 (1)	iRobot Corp.	187,787	0.1
3,165	Jack in the Box, Inc.	308,682	0.1
901	Johnson Outdoors, Inc.	55,366	0.0
11,367	KB Home	587,788	0.2
8,371	Kontoor Brands, Inc.	352,419	0.1
13,259	Krispy Kreme, Inc.	195,305	0.1
882 (1)	Kura Sushi USA, Inc.	81,982	0.0
2,703 (1)	Lands’ End, Inc.	20,975	0.0
6,530 (1)	Latham Group, Inc.	24,226	0.0
20,326	Laureate Education Inc. - Class A	245,741	0.1

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
6,655	La-Z-Boy, Inc.	$190,599	0.1
3,707	LCI Industries	468,417	0.1
1,753 (1)	Legacy Housing Corp.	40,652	0.0
26,722 (1)	Leslie’s, Inc.	250,920	0.1
3,100 (1)	LGI Homes, Inc.	418,159	0.1
6,709 (1)	Life Time Group Holdings, Inc.	131,966	0.0
13,947 (1)	Light & Wonder, Inc.	958,996	0.3
5,381 (1)	Lindblad Expeditions Holdings, Inc.	58,545	0.0
1,868 (1)	Livewire Group, Inc.	22,061	0.0
2,096 (1)	Lovesac Co/The	56,487	0.0
41,014 (1)	Luminar Technologies, Inc.	282,176	0.1
4,142 (1)	M/I Homes, Inc.	361,141	0.1
3,164 (1)	Malibu Boats, Inc.	185,600	0.1
3,453 (1)	MarineMax, Inc.	117,954	0.0
3,020 (1)	MasterCraft Boat Holdings, Inc.	92,563	0.0
8,689	MDC Holdings, Inc.	406,385	0.1
5,478	Meritage Homes Corp.	779,355	0.2
7,845 (1)	Modine Manufacturing Co.	259,042	0.1
2,139	Monarch Casino & Resort, Inc.	150,693	0.1
6,984 (1)	Mondee Holdings, Inc.	62,227	0.0
4,712	Monro, Inc.	191,449	0.1
2,490	Movado Group, Inc.	66,807	0.0
574	Nathan’s Famous, Inc.	45,082	0.0
11,610 (1)	National Vision Holdings, Inc.	282,007	0.1
8,905 (1)	Nerdy, Inc.	37,134	0.0
5,430 (1)	ODP Corp./The	254,233	0.1
3,959 (1)	ONE Group Hospitality, Inc./The	28,980	0.0
11,092 (1)	OneSpaWorld Holdings Ltd.	134,213	0.0
1,866 (1)	OneWater Marine, Inc.	67,624	0.0
6,746 (1)	Overstock.com, Inc.	219,717	0.1
2,279	Oxford Industries, Inc.	224,299	0.1
5,219	Papa Johns International, Inc.	385,319	0.1
3,315	Patrick Industries, Inc.	265,200	0.1
10,606 (1)	Perdoceo Education Corp.	130,136	0.0
3,213	PetMed Express, Inc.	44,307	0.0
5,770 (1)	PlayAGS, Inc.	32,600	0.0
6,398 (1)	Portillo’s, Inc.	144,147	0.0
4,230 (1)	Potbelly Corp.	37,139	0.0
9,764	Purple Innovation, Inc.	27,144	0.0
1,403	RCI Hospitality Holdings, Inc.	106,614	0.0
2,493 (1)	Red Robin Gourmet Burgers, Inc.	34,478	0.0
7,489	Red Rock Resorts, Inc.	350,335	0.1
8,029 (1)	Rent the Runway, Inc.	15,897	0.0
6,279 (1)	Revolve Group, Inc.	102,976	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,248	Rocky Brands, Inc.	$26,208	0.0
15,099 (1)	Rover Group, Inc.	74,136	0.0
9,953 (1)	Rush Street Interactive, Inc.	31,053	0.0
48,714 (1)	Sabre Corp.	155,398	0.1
16,134 (1)	Sally Beauty Holdings, Inc.	199,255	0.1
6,022 (1)	SeaWorld Entertainment, Inc.	337,292	0.1
5,672 (1)	Shake Shack, Inc.	440,828	0.1
2,639	Shoe Carnival, Inc.	61,964	0.0
6,698	Signet Jewelers Ltd.	437,111	0.1
10,803 (1)	Six Flags Entertainment Corp.	280,662	0.1
8,041 (1)	Skyline Champion Corp.	526,283	0.2
3,303 (1)	Sleep Number Corp.	90,106	0.0
7,330	Smith & Wesson Brands, Inc.	95,583	0.0
3,127 (1)	Snap One Holdings Corp.	36,430	0.0
23,598 (1)	Solid Power, Inc.	59,939	0.0
3,380 (1)	Solo Brands, Inc.	19,131	0.0
2,545	Sonic Automotive, Inc.	121,320	0.0
19,041 (1)	Sonos, Inc.	310,940	0.1
6,636 (1)	Sportsman’s Warehouse Holdings, Inc.	37,825	0.0
3,388	Standard Motor Products, Inc.	127,118	0.0
11,430	Steven Madden Ltd.	373,647	0.1
12,980 (1)	Stitch Fix, Inc.	49,973	0.0
4,069 (1)	Stoneridge, Inc.	76,701	0.0
3,431	Strategic Education, Inc.	232,759	0.1
6,402 (1)	Stride, Inc.	238,346	0.1
2,736	Sturm Ruger & Co., Inc.	144,899	0.0
21,026 (1)	Super Group SGHC Ltd.	60,975	0.0
14,501 (1)	Sweetgreen, Inc.	185,903	0.1
4,845 (1)	Target Hospitality Corp.	65,020	0.0
15,836 (1)	Taylor Morrison Home Corp.	772,322	0.2
11,299 (1)	ThredUp, Inc.	27,570	0.0
4,267 (1)	Tilly’s, Inc.	29,912	0.0
21,596 (1)	Topgolf Callaway Brands Corp.	428,681	0.1
5,566 (1)	Traeger, Inc.	23,656	0.0
15,210 (1)	Tri Pointe Homes, Inc.	499,801	0.1
12,925 (1)	Udemy, Inc.	138,685	0.0
5,812 (1)	Universal Technical Institute, Inc.	40,161	0.0
8,313	Upbound Group, Inc.	258,784	0.1
9,611 (1)	Urban Outfitters, Inc.	318,412	0.1
4,502 (1)	Vera Bradley, Inc.	28,768	0.0
8,559 (1)	Vista Outdoor, Inc.	236,828	0.1
4,196 (1)	Visteon Corp.	602,588	0.2
11,444 (1)	Vizio Holding Corp.	77,247	0.0
2,238 (1)	VOXX International Corp.	27,930	0.0
12,667 (1)	Warby Parker, Inc.	148,077	0.0
443	Winmark Corp.	147,284	0.0
4,484	Winnebago Industries	299,038	0.1

See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
11,807	Wolverine World Wide, Inc.	$173,445	0.1
26,053 (1)	Workhorse Group, Inc.	22,708	0.0
8,481 (1)	WW International, Inc.	56,992	0.0
3,419 (1)	XPEL, Inc.	287,948	0.1
3,724 (1)	Xponential Fitness, Inc.	64,239	0.0
2,551 (1)	Zumiez, Inc.	42,500	0.0
		38,338,030	10.3
	Consumer Staples: 3.3%
4,842	Andersons, Inc.	223,458	0.1
10,777	B&G Foods, Inc.	150,016	0.0
12,548 (1)	Beauty Health Co/The	105,027	0.0
20,311 (1)	BellRing Brands, Inc.	743,383	0.2
28,769 (1)	Benson Hill, Inc.	37,400	0.0
9,029 (1)	Beyond Meat, Inc.	117,196	0.0
5,873 (1)	BRC, Inc.	30,305	0.0
2,660	Calavo Growers, Inc.	77,193	0.0
5,701	Cal-Maine Foods, Inc.	256,545	0.1
920 (1)	Central Garden & Pet Co. - CENT	35,668	0.0
6,629 (1)	Central Garden & Pet Co. - Class A - CENTA	241,693	0.1
5,362 (1)	Chefs’ Warehouse Holdings, Inc.	191,745	0.1
713	Coca-Cola Consolidated, Inc.	453,482	0.1
10,892	Dole PLC	147,260	0.0
6,777 (1)	Duckhorn Portfolio, Inc./The	87,898	0.0
7,774	Edgewell Personal Care Co.	321,144	0.1
7,563 (1)	elf Beauty, Inc.	863,921	0.2
10,764	Energizer Holdings, Inc.	361,455	0.1
5,269	Fresh Del Monte Produce, Inc.	135,466	0.0
13,371 (1)	Hain Celestial Group, Inc.	167,271	0.0
14,982 (1)	Herbalife Ltd.	198,362	0.1
6,870 (1)	HF Foods Group, Inc.	32,220	0.0
19,993 (1)	Hostess Brands, Inc.	506,223	0.1
2,251	Ingles Markets, Inc.	186,045	0.1
2,772	Inter Parfums, Inc.	374,858	0.1
2,273	J&J Snack Foods Corp.	359,952	0.1
1,449	John B Sanfilippo & Son, Inc.	169,924	0.1
2,975	Lancaster Colony Corp.	598,243	0.2
2,972	Limoneira Co.	46,244	0.0
1,669	Medifast, Inc.	153,815	0.0
2,373	MGP Ingredients, Inc.	252,202	0.1
7,726 (1)	Mission Produce, Inc.	93,639	0.0
3,585 (1)	National Beverage Corp.	173,335	0.1
2,335 (1)	Natures Sunshine Prods, Inc.	31,873	0.0
7,348	Nu Skin Enterprises, Inc.	243,954	0.1
790	Oil-Dri Corp. of America	46,602	0.0
3,929	Pricesmart, Inc.	290,982	0.1
23,721	Primo Water Corp.	297,461	0.1
880 (1)	Seneca Foods Corp.	28,758	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
13,652 (1)	Simply Good Foods Co/The	$499,527	0.1
6,115 (1)	Sovos Brands, Inc.	119,609	0.0
5,465	SpartanNash Co.	123,017	0.0
15,770 (1)	Sprouts Farmers Market, Inc.	579,232	0.2
14,522 (1)	SunOpta, Inc.	97,152	0.0
7,773 (1)	TreeHouse Foods, Inc.	391,604	0.1
2,756	Turning Point Brands, Inc.	66,172	0.0
8,850 (1)	United Natural Foods, Inc.	173,018	0.1
3,759	Universal Corp.	187,724	0.1
1,888 (1)	USANA Health Sciences, Inc.	119,020	0.0
10,997	Utz Brands, Inc.	179,911	0.1
22,287	Vector Group Ltd.	285,496	0.1
4,414 (1)	Vita Coco Co., Inc./The	118,604	0.0
4,703 (1)	Vital Farms, Inc.	56,389	0.0
3,345 (1)	Waldencast plc	25,857	0.0
2,044	WD-40 Co.	385,601	0.1
2,577	Weis Markets, Inc.	165,469	0.0
4,638 (1)	Westrock Coffee Co.	50,415	0.0
4,038 (1)	Zevia PBC	17,404	0.0
		12,473,439	3.3
	Energy: 6.6%
5,908 (1)	Amplify Energy Corp.	39,997	0.0
2,748	Arch Resources, Inc.	309,864	0.1
21,219	Archrock, Inc.	217,495	0.1
6,619	Ardmore Shipping Corp.	81,745	0.0
2,578	Atlas Energy Solutions, Inc.	44,754	0.0
12,627	Berry Corp.	86,874	0.0
34,754 (1)	Borr Drilling Ltd.	261,698	0.1
3,622 (1)	Bristow Group, Inc.	104,060	0.0
9,695	Cactus, Inc.	410,292	0.1
11,034	California Resources Corp.	499,730	0.1
9,171 (1)	Callon Petroleum Co.	321,627	0.1
1,875 (1)	Centrus Energy Corp.	61,050	0.0
30,006	ChampionX Corp.	931,386	0.3
6,255	Chord Energy Corp.	962,019	0.3
10,616	Civitas Resources, Inc.	736,432	0.2
26,441 (1)	Clean Energy Fuels Corp.	131,147	0.0
25,085 (1)	CNX Resources Corp.	444,506	0.1
14,047	Comstock Resources, Inc.	162,945	0.1
5,162	CONSOL Energy, Inc.	350,035	0.1
7,107	Core Laboratories, Inc.	165,238	0.1
6,518	Crescent Energy Co.	67,918	0.0
4,593	CVR Energy, Inc.	137,606	0.0
10,310	Delek US Holdings, Inc.	246,924	0.1
7,577 (1)	Denbury, Inc.	653,592	0.2
21,091	DHT Holdings, Inc.	179,906	0.1
15,457 (1)	Diamond Offshore Drilling, Inc.	220,108	0.1
3,123 (1)	DMC Global, Inc.	55,464	0.0
4,954	Dorian L.P.G Ltd.	127,070	0.0

See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
5,244 (1)	Dril-Quip, Inc.	$122,028	0.0
8,605 (1)	Earthstone Energy, Inc.	122,965	0.0
22,416 (1)	Encore Energy Corp.	54,023	0.0
23,844 (1)	Energy Fuels, Inc./Canada	148,787	0.0
4,648	Enviva, Inc.	50,431	0.0
65,903	Equitrans Midstream Corp.	630,033	0.2
5,308	Evolution Petroleum Corp.	42,836	0.0
2,954	Excelerate Energy, Inc.	60,055	0.0
13,431 (1)	Expro Group Holdings NV	237,997	0.1
4,490	FLEX LNG Ltd.	137,080	0.0
1,685 (1)	Forum Energy Technologies, Inc.	43,119	0.0
35,391 (1)	Gevo, Inc.	53,794	0.0
15,317	Golar LNG Ltd.	308,944	0.1
4,278	Granite Ridge Resources, Inc.	28,363	0.0
8,757 (1)	Green Plains, Inc.	282,326	0.1
1,575 (1)	Gulfport Energy Corp.	165,485	0.1
3,654 (1)	Hallador Energy Co.	31,315	0.0
22,127 (1)	Helix Energy Solutions Group, Inc.	163,297	0.1
15,105	Helmerich & Payne, Inc.	535,472	0.2
6,308	International Seaways, Inc.	241,218	0.1
3,083	Kinetik Holdings, Inc.	108,337	0.0
2,049 (1)	KLX Energy Services Holdings, Inc.	19,937	0.0
68,795 (1)	Kosmos Energy Ltd.	412,082	0.1
25,495	Liberty Energy, Inc.	340,868	0.1
27,246	Magnolia Oil & Gas Corp.	569,441	0.2
3,909 (1)	Mammoth Energy Services, Inc.	18,880	0.0
17,008	Matador Resources Co.	889,859	0.2
22,225	Murphy Oil Corp.	851,217	0.2
1,372 (1)	Nabors Industries Ltd.	127,637	0.0
724	Nacco Industries, Inc.	25,094	0.0
13,570 (1)	Newpark Resources, Inc.	70,971	0.0
4,896 (1)	NextDecade Corp.	40,196	0.0
29,108 (1)	NexTier Oilfield Solutions, Inc.	260,225	0.1
16,210 (1)	Noble Corp. PLC	669,635	0.2
31,871	Nordic American Tankers Ltd.	116,967	0.0
11,177	Northern Oil and Gas, Inc.	383,595	0.1
15,191 (1)	Oceaneering International, Inc.	284,072	0.1
9,790 (1)	Oil States International, Inc.	73,131	0.0
9,929 (1)	Overseas Shipholding Group, Inc.	41,404	0.0
8,320 (1)	Par Pacific Holdings, Inc.	221,395	0.1
31,737	Patterson-UTI Energy, Inc.	379,892	0.1
17,656	PBF Energy, Inc.	722,837	0.2
18,760	Peabody Energy Corp.	406,342	0.1
38,149	Permian Resources Corp.	418,113	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
3,586 (1)	ProFrac Holding Corp.	$40,020	0.0
14,838 (1)	ProPetro Holding Corp.	122,265	0.0
2,516 (1)	REX American Resources Corp.	87,582	0.0
1,448	Riley Exploration Permian, Inc.	51,723	0.0
12,557	RPC, Inc.	89,783	0.0
5,080	SandRidge Energy, Inc.	77,470	0.0
7,959	Scorpio Tankers, Inc.	375,904	0.1
4,108 (1)	SEACOR Marine Holdings, Inc.	46,954	0.0
7,675 (1)	Seadrill Ltd.	316,747	0.1
13,116	Select Water Solutions, Inc.	106,240	0.0
18,058	SFL Corp. Ltd.	168,481	0.1
2,691 (1)	SilverBow Resources, Inc.	78,362	0.0
12,231	Sitio Royalties Corp.	321,308	0.1
17,920	SM Energy Co.	566,810	0.2
5,361	Solaris Oilfield Infrastructure, Inc.	44,657	0.0
16,801 (1)	Talos Energy, Inc.	233,030	0.1
11,034 (1)	Teekay Corp.	66,645	0.0
3,639	Teekay Tankers Ltd.	139,119	0.0
81,502 (1)	Tellurian, Inc.	114,918	0.0
19,618 (1)	Tetra Technologies, Inc.	66,309	0.0
7,190 (1)	Tidewater, Inc.	398,614	0.1
55,596 (1)	Uranium Energy Corp.	189,026	0.1
11,596 (1)	US Silica Holdings, Inc.	140,659	0.0
16,354	Vaalco Energy, Inc.	61,491	0.0
9,220 (1)	Valaris Ltd.	580,215	0.2
10,126 (1)	Vertex Energy, Inc.	63,287	0.0
2,626 (1)	Vital Energy, Inc.	118,564	0.0
3,849	Vitesse Energy, Inc.	86,218	0.0
14,443 (1)	W&T Offshore, Inc.	55,894	0.0
10,776 (1)	Weatherford International PLC	715,742	0.2
9,287	World Kinect Corp.	192,055	0.1
		24,639,269	6.6
	Financials: 14.7%
2,885	1st Source Corp.	120,968	0.0
1,539	ACNB Corp.	51,049	0.0
2,815	AFC Gamma, Inc.	35,047	0.0
3,083	Alerus Financial Corp.	55,432	0.0
3,229 (1)	AlTi Global, Inc.	24,734	0.0
3,122	Amalgamated Financial Corp.	50,233	0.0
2,947	A-Mark Precious Metals, Inc.	110,321	0.0
7,312 (1)	Ambac Financial Group, Inc.	104,123	0.0
4,745	Amerant Bancorp, Inc.	81,567	0.0
11,630	American Equity Investment Life Holding Co.	606,039	0.2
1,997	American National Bankshares, Inc.	57,873	0.0

See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
9,888	Ameris Bancorp.	$338,268	0.1
3,178	Amerisafe, Inc.	169,451	0.1
21,948	Apollo Commercial Real Estate Finance, Inc.	248,451	0.1
26,608	Arbor Realty Trust, Inc.	394,331	0.1
8,487	Ares Commercial Real Estate Corp.	86,143	0.0
5,004	Argo Group International Holdings Ltd.	148,168	0.0
28,446	ARMOUR Residential REIT, Inc.	151,617	0.1
2,732	Arrow Financial Corp.	55,022	0.0
9,002	Artisan Partners Asset Management, Inc.	353,869	0.1
3,891 (1)	AssetMark Financial Holdings, Inc.	115,407	0.0
22,595	Associated Banc-Corp.	366,717	0.1
11,336	Atlantic Union Bankshares Corp.	294,169	0.1
837 (1)	Atlanticus Holdings Corp.	35,162	0.0
6,226 (1)	Avantax, Inc.	139,338	0.0
22,398 (1)	AvidXchange Holdings, Inc.	232,491	0.1
8,563 (1)	Axos Financial, Inc.	337,725	0.1
2,850	B. Riley Financial, Inc.	131,043	0.0
8,993	Banc of California, Inc.	104,139	0.0
3,371	Bancfirst Corp.	310,132	0.1
4,553	Banco Latinoamericano de Comercio Exterior SA	100,439	0.0
8,239 (1)	Bancorp, Inc.	269,003	0.1
1,526	Bank First Corp.	126,963	0.0
5,843	Bank of Hawaii Corp.	240,907	0.1
2,807	Bank of Marin Bancorp	49,600	0.0
7,634	Bank of NT Butterfield & Son Ltd.	208,866	0.1
11,322	BankUnited, Inc.	243,989	0.1
5,172	Banner Corp.	225,861	0.1
2,636	Bar Harbor Bankshares	64,951	0.0
6,979	Berkshire Hills Bancorp, Inc.	144,675	0.0
47,993	BGC Partners, Inc.	212,609	0.1
25,056	Blackstone Mortgage Trust, Inc.	521,415	0.1
4,744 (1)	Blue Foundry Bancorp	47,962	0.0
7,373	Bread Financial Holdings, Inc.	231,438	0.1
4,003 (1)	Bridgewater Bancshares, Inc.	39,430	0.0
5,454	Brightsphere Investment Group, Inc.	114,261	0.0
19,069	BrightSpire Capital, Inc.	128,334	0.0
13,747	Brookline Bancorp, Inc.	120,149	0.0
9,156 (1)	BRP Group, Inc.	226,886	0.1
1,043	Burke & Herbert Financial Services Corp.	66,961	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,465	Business First Bancshares, Inc.	$67,288	0.0
4,610	Byline Bancorp, Inc.	83,395	0.0
27,276	Cadence Bank	535,701	0.2
1,287	Cambridge Bancorp	69,897	0.0
2,663	Camden National Corp.	82,473	0.0
10,778 (1)	Cannae Holdings, Inc.	217,823	0.1
9,253 (1)	Cantaloupe, Inc.	73,654	0.0
2,561	Capital City Bank Group, Inc.	78,469	0.0
20,496	Capitol Federal Financial, Inc.	126,460	0.0
3,849	Capstar Financial Holdings, Inc.	47,227	0.0
4,526 (1)	Carter Bankshares, Inc.	66,939	0.0
2,194	Cass Information Systems, Inc.	85,083	0.0
10,567	Cathay General Bancorp.	340,152	0.1
4,507	Central Pacific Financial Corp.	70,805	0.0
2,916	Chicago Atlantic Real Estate Finance, Inc.	44,177	0.0
34,581	Chimera Investment Corp.	199,532	0.1
2,833	Citizens & Northern Corp.	54,677	0.0
725	Citizens Financial Services, Inc.	53,991	0.0
2,370	City Holding Co.	213,276	0.1
2,979	Civista Bancshares, Inc.	51,835	0.0
14,176	Claros Mortgage Trust, Inc.	160,756	0.1
3,955	CNB Financial Corp.	69,806	0.0
17,369	CNO Financial Group, Inc.	411,124	0.1
1,777 (1)	Coastal Financial Corp./WA	66,904	0.0
3,927	Cohen & Steers, Inc.	227,727	0.1
5,216 (1)	Columbia Financial, Inc.	90,185	0.0
8,020	Community Bank System, Inc.	375,978	0.1
2,736	Community Trust Bancorp, Inc.	97,319	0.0
9,642	Compass Diversified Holdings	209,135	0.1
6,325	ConnectOne Bancorp, Inc.	104,932	0.0
7,845 (1)	CrossFirst Bankshares, Inc.	78,450	0.0
4,433 (1)	Customers Bancorp, Inc.	134,143	0.0
19,956	CVB Financial Corp.	265,016	0.1
530	Diamond Hill Investment Group, Inc.	90,789	0.0
5,497	Dime Community Bancshares, Inc.	96,912	0.0
3,871 (1)	Donnelley Financial Solutions, Inc.	176,247	0.1
7,895	Dynex Capital, Inc.	99,398	0.0
4,950	Eagle Bancorp, Inc.	104,742	0.0
23,484	Eastern Bankshares, Inc.	288,149	0.1
3,634 (1)	eHealth, Inc.	29,217	0.0
9,688	Ellington Financial, Inc.	133,694	0.0

See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,371	Employers Holdings, Inc.	$163,519	0.1
5,182	Enact Holdings, Inc.	130,224	0.0
3,568 (1)	Encore Capital Group, Inc.	173,476	0.1
4,592 (1)	Enova International, Inc.	243,927	0.1
1,797 (1)	Enstar Group Ltd.	438,899	0.1
1,962	Enterprise Bancorp, Inc./MA	56,780	0.0
5,665	Enterprise Financial Services Corp.	221,501	0.1
2,777	Equity Bancshares, Inc.	63,260	0.0
1,225	Esquire Financial Holdings, Inc.	56,031	0.0
15,752	Essent Group Ltd.	737,194	0.2
9,774	EVERTEC, Inc.	359,976	0.1
2,838	F&G Annuities & Life, Inc.	70,326	0.0
2,391	Farmers & Merchants Bancorp, Inc./Archbold OH	53,821	0.0
6,414	Farmers National Banc Corp.	79,341	0.0
5,561	FB Financial Corp.	155,986	0.1
1,447	Federal Agricultural Mortgage Corp.	207,992	0.1
915	Fidelity D&D Bancorp, Inc.	44,460	0.0
8,722 (1)	Finance Of America Cos, Inc.	16,659	0.0
2,867	Financial Institutions, Inc.	45,127	0.0
2,285	First Bancorp, Inc./The	55,617	0.0
27,065	First BanCorp. Puerto Rico	330,734	0.1
6,164	First BanCorp. Southern Pines NC	183,379	0.1
4,978	First Bancshares, Inc./The	128,631	0.0
3,500	First Bank/Hamilton NJ	36,330	0.0
8,486	First Busey Corp.	170,569	0.1
15,778	First Commonwealth Financial Corp.	199,592	0.1
3,288	First Community Bancshares, Inc.	97,752	0.0
14,517	First Financial Bancorp.	296,727	0.1
19,645	First Financial Bankshares, Inc.	559,686	0.2
2,369	First Financial Corp.	76,921	0.0
7,637	First Foundation, Inc.	30,319	0.0
13,298	First Interstate Bancsystem, Inc.	317,024	0.1
9,108	First Merchants Corp.	257,119	0.1
3,467	First Mid Bancshares, Inc.	83,693	0.0
4,217	First of Long Island Corp.	50,688	0.0
5,697	FirstCash Holdings, Inc.	531,701	0.2
2,314	Five Star Bancorp	51,764	0.0
4,650	Flushing Financial Corp.	57,148	0.0
14,354 (1)	Flywire Corp.	445,548	0.1
8,891 (1)	Focus Financial Partners, Inc.	466,866	0.1
16,912 (1)	Forge Global Holdings, Inc.	41,096	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
13,080	Franklin BSP Realty Trust, Inc.	$185,213	0.1
24,110	Fulton Financial Corp.	287,391	0.1
7,724	GCM Grosvenor, Inc.	58,239	0.0
74,778 (1)	Genworth Financial, Inc.	373,890	0.1
4,866	German American Bancorp, Inc.	132,258	0.0
16,743	Glacier Bancorp., Inc.	521,879	0.1
3,232 (1)	Goosehead Insurance, Inc.	203,260	0.1
9,966	Granite Point Mortgage Trust, Inc.	52,820	0.0
1,825	Great Southern Bancorp., Inc.	92,582	0.0
7,258 (1)	Green Dot Corp.	136,015	0.0
1,267	Greene County Bancorp, Inc.	37,757	0.0
5,369	Hamilton Lane, Inc.	429,413	0.1
12,983	Hancock Whitney Corp.	498,288	0.1
5,432	Hanmi Financial Corp.	81,100	0.0
15,530	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	388,250	0.1
7,426	HarborOne Bancorp, Inc.	64,458	0.0
1,030	HCI Group, Inc.	63,633	0.0
6,562	Heartland Financial USA, Inc.	182,883	0.1
9,670	Heritage Commerce Corp.	80,068	0.0
5,915	Heritage Financial Corp.	95,646	0.0
7,667	Hilltop Holdings, Inc.	241,204	0.1
254	Hingham Institution for Savings	54,148	0.0
1,838 (1)	Hippo Holdings, Inc.	30,382	0.0
1,689	Home Bancorp, Inc.	56,092	0.0
28,571	Home Bancshares, Inc./ Conway AR	651,419	0.2
2,997	HomeTrust Bancshares, Inc.	62,607	0.0
17,702	Hope Bancorp, Inc.	149,051	0.0
6,373	Horace Mann Educators Corp.	189,023	0.1
7,075	Horizon Bancorp, Inc.	73,651	0.0
3,680 (1)	I3 Verticals, Inc.	84,125	0.0
6,815	Independent Bank Corp.	303,336	0.1
3,850	Independent Bank Corp. Michigan	65,296	0.0
5,446	Independent Bank Group, Inc.	188,050	0.1
8,220	International Bancshares Corp.	363,324	0.1
5,103 (1)	International Money Express, Inc.	125,177	0.0
6,186	Invesco Mortgage Capital, Inc.	70,953	0.0
12,109	Jackson Financial, Inc.	370,656	0.1
5,991	James River Group Holdings Ltd.	109,396	0.0
2,198	John Marshall Bancorp, Inc.	44,158	0.0
9,719	Kearny Financial Corp./MD	68,519	0.0

See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
8,748	KKR Real Estate Finance Trust, Inc.	$106,463	0.0
18,514	Ladder Capital Corp.	200,877	0.1
10,273	Lakeland Bancorp, Inc.	137,555	0.0
3,819	Lakeland Financial Corp.	185,298	0.1
7,543 (1)	Lemonade, Inc.	127,100	0.0
16,075 (1)	LendingClub Corp.	156,731	0.1
1,636 (1)	LendingTree, Inc.	36,172	0.0
5,118	Live Oak Bancshares, Inc.	134,655	0.0
16,239 (1)	Maiden Holdings Ltd.	34,102	0.0
73,616 (1)	Marqeta, Inc.	358,510	0.1
7,420 (1)	MBIA, Inc.	64,109	0.0
2,994	Mercantile Bank Corp.	82,694	0.0
2,856	Merchants Bancorp/IN	73,056	0.0
4,126	Mercury General Corp.	124,894	0.0
3,603	Metrocity Bankshares, Inc.	64,458	0.0
1,639 (1)	Metropolitan Bank Holding Corp.	56,922	0.0
15,079	MFA Financial, Inc.	169,488	0.1
2,732	Mid Penn Bancorp, Inc.	60,323	0.0
1,564	Middlefield Banc Corp.	41,915	0.0
3,869	Midland States Bancorp, Inc.	77,032	0.0
2,634	MidWestOne Financial Group, Inc.	56,289	0.0
9,847	Moelis & Co.	446,463	0.1
10,278 (1)	Mr Cooper Group, Inc.	520,478	0.1
2,059	MVB Financial Corp.	43,404	0.0
5,685	National Bank Holdings Corp.	165,092	0.1
363	National Western Life Group, Inc.	150,848	0.0
14,342	Navient Corp.	266,474	0.1
6,468	NBT Bancorp., Inc.	206,006	0.1
2,342	Nelnet, Inc.	225,956	0.1
5,126 (1)	NerdWallet, Inc.	48,236	0.0
14,568	New York Mortgage Trust, Inc.	144,515	0.0
3,527	NewtekOne, Inc.	56,079	0.0
2,039	Nicolet Bankshares, Inc.	138,468	0.0
12,625 (1)	NMI Holdings, Inc.	325,977	0.1
1,379	Northeast Bank	57,463	0.0
8,279	Northfield Bancorp, Inc.	90,903	0.0
19,590	Northwest Bancshares, Inc.	207,654	0.1
1,442	Norwood Financial Corp.	42,582	0.0
9,266	OceanFirst Financial Corp.	144,735	0.0
1,123 (1)	Ocwen Financial Corp.	33,656	0.0
7,557	OFG Bancorp	197,087	0.1
43,967	Old National Bancorp.	612,900	0.2
7,268	Old Second Bancorp, Inc.	94,920	0.0
15,325 (1)	Open Lending Corp.	161,066	0.1
979	Orange County Bancorp, Inc.	36,223	0.0
6,108	Orchid Island Capital, Inc.	63,218	0.0
4,745	Origin Bancorp, Inc.	139,028	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
23,279 (1)	Oscar Health, Inc.	$187,629	0.1
6,680	P10, Inc.	75,484	0.0
14,184	Pacific Premier Bancorp, Inc.	293,325	0.1
17,817	PacWest Bancorp	145,209	0.0
29,861 (1)	Pagseguro Digital Ltd.	281,888	0.1
3,740 (1)	Palomar Holdings, Inc.	217,070	0.1
2,221	Park National Corp.	227,253	0.1
4,325	Pathward Financial, Inc.	200,507	0.1
8,127	Patria Investments Ltd.	116,216	0.0
39,798 (1)	Payoneer Global, Inc.	191,428	0.1
4,896 (1)	Paysafe Ltd.	49,401	0.0
3,224	Peapack-Gladstone Financial Corp.	87,306	0.0
3,936	PennyMac Financial Services, Inc.	276,740	0.1
14,562	Pennymac Mortgage Investment Trust	196,296	0.1
5,503	Peoples Bancorp., Inc.	146,105	0.0
1,305	Peoples Financial Services Corp.	57,146	0.0
6,442	Perella Weinberg Partners	53,662	0.0
2,613	Piper Sandler Cos	337,756	0.1
3,682	PJT Partners, Inc.	256,414	0.1
1,075	Plumas Bancorp	38,367	0.0
6,020 (1)	PRA Group, Inc.	137,557	0.0
2,363	Preferred Bank/Los Angeles CA	129,941	0.0
6,147	Premier Financial Corp.	98,475	0.0
4,664	Primis Financial Corp.	39,271	0.0
8,735	ProAssurance Corp.	131,811	0.0
7,090 (1)	PROG Holdings, Inc.	227,731	0.1
11,653	Provident Financial Services, Inc.	190,410	0.1
2,785	QCR Holdings, Inc.	114,269	0.0
23,387	Radian Group, Inc.	591,223	0.2
23,520	Ready Capital Corp.	265,306	0.1
901	Red River Bancshares, Inc.	44,275	0.0
18,457	Redwood Trust, Inc.	117,571	0.0
1,414	Regional Management Corp.	43,127	0.0
12,963 (1)	Remitly Global, Inc.	243,964	0.1
8,508	Renasant Corp.	222,314	0.1
13,051 (1)	Repay Holdings Corp.	102,189	0.0
1,678	Republic Bancorp., Inc.	71,315	0.0
6,231	S&T Bancorp, Inc.	169,421	0.1
2,258	Safety Insurance Group, Inc.	161,944	0.1
6,906	Sandy Spring Bancorp, Inc.	156,628	0.1
4,008	Sculptor Capital Management, Inc.	35,391	0.0
12,666	Seacoast Banking Corp. of Florida	279,919	0.1
9,164	Selective Insurance Group	879,286	0.2

See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
21,291 (1)	Selectquote, Inc.	$41,517	0.0
7,703	ServisFirst Bancshares, Inc.	315,207	0.1
19,155	Simmons First National Corp.	330,424	0.1
14,611 (1)	SiriusPoint Ltd.	131,937	0.0
1,625 (1)	Skyward Specialty Insurance Group, Inc.	41,275	0.0
3,210	SmartFinancial, Inc.	69,047	0.0
1,512 (1)	Southern First Bancshares, Inc.	37,422	0.0
1,544	Southern Missouri Bancorp, Inc.	59,367	0.0
4,970	Southside Bancshares, Inc.	130,015	0.0
11,356	SouthState Corp.	747,225	0.2
7,651	Stellar Bancorp, Inc.	175,131	0.1
8,227	StepStone Group, Inc.	204,112	0.1
4,154	Stewart Information Services Corp.	170,896	0.1
4,352	Stock Yards Bancorp, Inc.	197,450	0.1
43,900 (1)	StoneCo Ltd.	559,286	0.2
2,713 (1)	StoneX Group, Inc.	225,396	0.1
7,192 (1)	Texas Capital Bancshares, Inc.	370,388	0.1
2,441 (1)	Third Coast Bancshares, Inc.	38,739	0.0
4,376	Tiptree Financial, Inc.	65,684	0.0
2,361	Tompkins Financial Corp.	131,508	0.0
10,983	TowneBank/Portsmouth VA	255,245	0.1
10,895	TPG RE Finance Trust, Inc.	80,732	0.0
4,932	Trico Bancshares	163,742	0.1
3,505 (1)	Triumph Financial, Inc.	212,824	0.1
5,974 (1)	Trupanion, Inc.	117,568	0.0
3,477	TrustCo Bank Corp. NY	99,477	0.0
9,457	Trustmark Corp.	199,732	0.1
14,347	Two Harbors Investment Corp.	199,136	0.1
6,641	UMB Financial Corp.	404,437	0.1
19,601	United Bankshares, Inc.	581,562	0.2
17,373	United Community Banks, Inc./GA	434,151	0.1
3,672	United Fire Group, Inc.	83,207	0.0
3,034 (1)	United Insurance Holdings Corp.	13,532	0.0
4,094	Universal Insurance Holdings, Inc.	63,170	0.0
5,089	Univest Financial Corp.	92,009	0.0
10,838 (1)	Upstart Holdings, Inc.	388,109	0.1
64,125	Valley National Bancorp	496,969	0.1
8,011	Veritex Holdings, Inc.	143,637	0.0
3,942	Victory Capital Holdings, Inc.	124,331	0.0
1,028	Virtus Investment Partners, Inc.	202,999	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
4,717	Walker & Dunlop, Inc.	$373,067	0.1
9,885	Washington Federal, Inc.	262,150	0.1
2,954	Washington Trust Bancorp, Inc.	79,197	0.0
3,513	Waterstone Financial, Inc.	50,903	0.0
8,819	WesBanco, Inc.	225,855	0.1
3,095	West BanCorp, Inc.	56,979	0.0
4,059	Westamerica Bancorp.	155,460	0.1
22,366	WisdomTree, Inc.	153,431	0.1
581 (1)	World Acceptance Corp.	77,860	0.0
9,301	WSFS Financial Corp.	350,834	0.1
		54,661,163	14.7
	Health Care: 16.4%
40,559 (1)	23andMe Holding Co.	70,978	0.0
7,609 (1)	2seventy bio, Inc.	77,003	0.0
4,784 (1)	4D Molecular Therapeutics, Inc.	86,447	0.0
9,350 (1)	89bio, Inc.	177,183	0.1
3,105 (1)	Aadi Bioscience, Inc.	21,238	0.0
18,218 (1)	Acadia Pharmaceuticals, Inc.	436,321	0.1
9,958 (1)	Accolade, Inc.	134,134	0.0
14,659 (1)	Accuray, Inc.	56,730	0.0
10,602 (1)	Aclaris Therapeutics, Inc.	109,943	0.0
1,330 (1)	Acrivon Therapeutics, Inc.	17,237	0.0
4,159 (1)	Actinium Pharmaceuticals, Inc.	30,860	0.0
11,364 (1)	AdaptHealth Corp.	138,300	0.1
17,057 (1)	Adaptive Biotechnologies Corp.	114,452	0.0
2,385 (1)	Addus HomeCare Corp.	221,090	0.1
4,716 (1)	Adicet Bio, Inc.	11,460	0.0
31,898 (1)	ADMA Biologics, Inc.	117,704	0.0
1,607 (1)	Aerovate Therapeutics, Inc.	27,560	0.0
51,868 (1)	Agenus, Inc.	82,989	0.0
4,573 (1)	Agiliti, Inc.	75,455	0.0
8,383 (1)	Agios Pharmaceuticals, Inc.	237,407	0.1
6,792 (1)	Akero Therapeutics, Inc.	317,119	0.1
2,996 (1)	Akoya Biosciences, Inc.	22,140	0.0
7,094 (1)	Aldeyra Therapeutics, Inc.	59,519	0.0
9,541 (1)	Alector, Inc.	57,341	0.0
13,279 (1)	Alignment Healthcare, Inc.	76,354	0.0
24,960 (1)	Alkermes PLC	781,248	0.2
10,304 (1)	Allakos, Inc.	44,925	0.0
12,168 (1)	Allogene Therapeutics, Inc.	60,475	0.0
6,516 (1)	Allovir, Inc.	22,154	0.0
11,651 (1)	Alphatec Holdings, Inc.	209,485	0.1
4,986 (1)	Alpine Immune Sciences, Inc.	51,256	0.0
7,461 (1)	Altimmune, Inc.	26,337	0.0

See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,618 (1)	ALX Oncology Holdings, Inc.	$27,171	0.0
37,140 (1)	American Well Corp.	77,994	0.0
42,271 (1)	Amicus Therapeutics, Inc.	530,924	0.2
6,169 (1)	AMN Healthcare Services, Inc.	673,161	0.2
18,537 (1)	Amneal Pharmaceuticals, Inc.	57,465	0.0
5,784 (1)	Amphastar Pharmaceuticals, Inc.	332,406	0.1
7,645 (1)	Amylyx Pharmaceuticals, Inc.	164,903	0.1
3,020 (1)	AnaptysBio, Inc.	61,427	0.0
10,901 (1)	Anavex Life Sciences Corp.	88,625	0.0
5,866 (1)	Angiodynamics, Inc.	61,182	0.0
1,978 (1)	ANI Pharmaceuticals, Inc.	106,476	0.0
2,300 (1)	Anika Therapeutics, Inc.	59,754	0.0
7,120 (1)	Annexon, Inc.	25,062	0.0
6,496 (1)	Apollo Medical Holdings, Inc.	205,274	0.1
20,310 (1)	Arbutus Biopharma Corp.	46,713	0.0
5,737 (1)	Arcellx, Inc.	181,404	0.1
3,599 (1)	Arcturus Therapeutics Holdings, Inc.	103,219	0.0
7,932 (1)	Arcus Biosciences, Inc.	161,099	0.1
7,784 (1)	Arcutis Biotherapeutics, Inc.	74,182	0.0
32,236 (1)	Ardelyx, Inc.	109,280	0.0
15,516 (1)	Arrowhead Pharmaceuticals, Inc.	553,301	0.2
6,202 (1)	Artivion, Inc.	106,612	0.0
7,427 (1)	Arvinas, Inc.	184,338	0.1
8,365 (1)	Assertio Holdings, Inc.	45,338	0.0
3,970 (1)	Astria Therapeutics, Inc.	33,070	0.0
14,075 (1)	Atara Biotherapeutics, Inc.	22,661	0.0
12,185 (1)	Atea Pharmaceuticals, Inc.	45,572	0.0
7,026 (1)	AtriCure, Inc.	346,803	0.1
216	Atrion Corp.	122,191	0.0
4,299 (1)	Aura Biosciences, Inc.	53,093	0.0
20,554 (1)	Aurinia Pharmaceuticals, Inc.	198,963	0.1
7,175 (1)	Avanos Medical, Inc.	183,393	0.1
9,369 (1)	Avid Bioservices, Inc.	130,885	0.0
10,694 (1)	Avidity Biosciences, Inc.	118,596	0.0
3,843 (1)	Avita Medical, Inc.	65,369	0.0
6,346 (1)	AxoGen, Inc.	57,939	0.0
7,376 (1)	Axonics, Inc.	372,267	0.1
4,974 (1)	Axsome Therapeutics, Inc.	357,432	0.1
10,244 (1)	Beam Therapeutics, Inc.	327,091	0.1
4,099 (1)	Beyond Air, Inc.	17,462	0.0
6,787 (1)	BioAtla, Inc.	20,361	0.0
28,617 (1)	BioCryst Pharmaceuticals, Inc.	201,464	0.1
8,864 (1)	Biohaven Ltd.	212,027	0.1
5,220 (1)	BioLife Solutions, Inc.	115,362	0.0
3,006 (1)	Biomea Fusion, Inc.	65,982	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
2,924 (1)	Bioxcel Therapeutics, Inc.	$19,474	0.0
16,441 (1)	Bluebird Bio, Inc.	54,091	0.0
9,176 (1)	Blueprint Medicines Corp.	579,923	0.2
17,289 (1)	Bridgebio Pharma, Inc.	297,371	0.1
26,408 (1)	Brookdale Senior Living, Inc.	111,442	0.0
21,791 (1)	Butterfly Network, Inc.	50,119	0.0
3,889 (1)	Cabaletta Bio, Inc.	50,207	0.0
36,395 (1)	Cano Health, Inc.	50,589	0.0
7,450 (1)	Cara Therapeutics, Inc.	21,084	0.0
7,995 (1)	CareDx, Inc.	67,958	0.0
11,611 (1)	CareMax, Inc.	36,110	0.0
8,697 (1)	Caribou Biosciences, Inc.	36,962	0.0
4,108	Carisma Therapeutics, Inc.	36,027	0.0
6,015 (1)	Cassava Sciences, Inc.	147,488	0.1
3,897 (1)	Castle Biosciences, Inc.	53,467	0.0
14,816 (1)	Catalyst Pharmaceuticals, Inc.	199,127	0.1
2,823 (1)	Celcuity, Inc.	30,997	0.0
7,001 (1)	Celldex Therapeutics, Inc.	237,544	0.1
9,334 (1)	Cerevel Therapeutics Holdings, Inc.	296,728	0.1
26,680 (1)	Cerus Corp.	65,633	0.0
8,741 (1)	Chinook Therapeutics, Inc.	335,829	0.1
19,657 (1)	Citius Pharmaceuticals, Inc.	23,588	0.0
9,870 (1)	Codexis, Inc.	27,636	0.0
10,447 (1)	Cogent Biosciences, Inc.	123,692	0.0
11,870 (1)	Coherus Biosciences, Inc.	50,685	0.0
5,373 (1)	Collegium Pharmaceutical, Inc.	115,466	0.0
19,253 (1)	Community Health Systems, Inc.	84,713	0.0
14,224 (1)	Compass Therapeutics, Inc.	45,232	0.0
2,256 (1)	Computer Programs & Systems, Inc.	55,701	0.0
4,592	Conmed Corp.	624,007	0.2
12,431 (1)	Corcept Therapeutics, Inc.	276,590	0.1
6,952 (1)	CorMedix, Inc.	27,565	0.0
1,356 (1)	Corvel Corp.	262,386	0.1
8,157 (1)	Crinetics Pharmaceuticals, Inc.	146,989	0.1
5,347 (1)	Cross Country Healthcare, Inc.	150,144	0.1
6,552 (1)	CryoPort, Inc.	113,022	0.0
5,513 (1)	Cue Biopharma, Inc.	20,122	0.0
4,035 (1)	Cullinan Oncology, Inc.	43,417	0.0
2,530 (1)	Cutera, Inc.	38,279	0.0
1,744 (1)	CVRx, Inc.	26,927	0.0
15,031 (1)	Cymabay Therapeutics, Inc.	164,589	0.1
18,195 (1)	Cytek Biosciences, Inc.	155,385	0.1
14,060 (1)	Cytokinetics, Inc.	458,637	0.1

See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
7,402 (1)	Day One Biopharmaceuticals, Inc.	$88,380	0.0
7,912 (1)	Deciphera Pharmaceuticals, Inc.	111,401	0.0
6,596 (1)	Definitive Healthcare Corp.	72,556	0.0
17,803 (1)	Denali Therapeutics, Inc.	525,367	0.2
5,631 (1)	Design Therapeutics, Inc.	35,475	0.0
5,850 (1)	DICE Therapeutics, Inc.	271,791	0.1
1,183 (1)	Disc Medicine, Inc.	52,525	0.0
12,355 (1)	DocGo, Inc.	115,766	0.0
19,477 (1)	Dynavax Technologies Corp.	251,643	0.1
6,471 (1)	Dyne Therapeutics, Inc.	72,799	0.0
1,695 (1)	Eagle Pharmaceuticals, Inc./DE	32,951	0.0
6,662 (1)	Edgewise Therapeutics, Inc.	51,631	0.0
10,212 (1)	Editas Medicine, Inc.	84,045	0.0
8,718	Embecta Corp.	188,309	0.1
7,610 (1)	Emergent Biosolutions, Inc.	55,934	0.0
3,120 (1)	Enanta Pharmaceuticals, Inc.	66,768	0.0
7,695 (1)	Enhabit, Inc.	88,493	0.0
3,570 (1)	Enliven Therapeutics, Inc.	72,864	0.0
8,209	Ensign Group, Inc.	783,631	0.2
3,288 (1)	Entrada Therapeutics, Inc.	49,780	0.0
48,484 (1)	EQRx, Inc.	90,180	0.0
12,469 (1)	Erasca, Inc.	34,414	0.0
16,525 (1)	Evolent Health, Inc.	500,708	0.1
6,419 (1)	Evolus, Inc.	46,666	0.0
4,136 (1)	EyePoint Pharmaceuticals, Inc.	35,983	0.0
12,849 (1)	Fate Therapeutics, Inc.	61,161	0.0
3,194 (1)	Fennec Pharmaceuticals, Inc.	28,203	0.0
13,733 (1)	FibroGen, Inc.	37,079	0.0
3,619 (1)	Foghorn Therapeutics, Inc.	25,478	0.0
3,155 (1)	Fulgent Genetics, Inc.	116,830	0.0
1 (1)	GeneDx Holdings Corp.	6	0.0
430 (1)	Genelux Corp.	14,070	0.0
7,211 (1)	Generation Bio Co.	39,661	0.0
75,359 (1)	Geron Corp.	241,902	0.1
7,058 (1)	Glaukos Corp.	502,600	0.1
13,516 (1)	Gritstone bio, Inc.	26,356	0.0
16,768 (1)	Guardant Health, Inc.	600,294	0.2
7,548 (1)	Haemonetics Corp.	642,637	0.2
20,129 (1)	Halozyme Therapeutics, Inc.	726,053	0.2
4,964 (1)	Harmony Biosciences Holdings, Inc.	174,683	0.1
4,002 (1)	Harrow Health, Inc.	76,198	0.0
6,084 (1)	Harvard Bioscience, Inc.	33,401	0.0
8,394 (1)	Health Catalyst, Inc.	104,925	0.0
12,702 (1)	HealthEquity, Inc.	802,004	0.2
4,202	HealthStream, Inc.	103,201	0.0
15,919 (1)	Heron Therapeutics, Inc.	18,466	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
3,250 (1)	HilleVax, Inc.	$55,868	0.0
18,588 (1)	Hims & Hers Health, Inc.	174,727	0.1
9,180 (1)	Humacyte, Inc.	26,255	0.0
4,217 (1)	Icosavax, Inc.	41,875	0.0
8,239 (1)	Ideaya Biosciences, Inc.	193,617	0.1
1,997 (1)	IGM Biosciences, Inc.	18,432	0.0
3,403 (1)	Ikena Oncology, Inc.	22,324	0.0
3,114 (1)	Immuneering Corp.	31,576	0.0
16,635 (1)	ImmunityBio, Inc.	46,245	0.0
36,643 (1)	Immunogen, Inc.	691,453	0.2
8,155 (1)	Immunovant, Inc.	154,700	0.1
7,784 (1)	Inari Medical, Inc.	452,562	0.1
3,078 (1)	InfuSystem Holdings, Inc.	29,641	0.0
5,197 (1)	Inhibrx, Inc.	134,914	0.1
11,621 (1)	Inmode Ltd.	434,044	0.1
3,302 (1)	Innovage Holding Corp.	24,765	0.0
9,861 (1)	Innoviva, Inc.	125,531	0.0
3,591 (1)	Inogen, Inc.	41,476	0.0
5,207 (1)	Inozyme Pharma, Inc.	29,003	0.0
19,984 (1)	Insmed, Inc.	421,662	0.1
4,992 (1)	Integer Holdings Corp.	442,341	0.1
13,278 (1)	Intellia Therapeutics, Inc.	541,477	0.2
3,662 (1)	Intercept Pharmaceuticals, Inc.	40,502	0.0
14,152 (1)	Intra-Cellular Therapies, Inc.	896,105	0.3
40,654 (1)	Invitae Corp.	45,939	0.0
31,318 (1)	Iovance Biotherapeutics, Inc.	220,479	0.1
1,206	iRadimed Corp.	57,574	0.0
4,615 (1)	iRhythm Technologies, Inc.	481,437	0.1
20,756 (1)	Ironwood Pharmaceuticals, Inc.	220,844	0.1
3,721 (1)	iTeos Therapeutics, Inc.	49,266	0.0
20,835 (1)	IVERIC bio, Inc.	819,649	0.2
2,628 (1)	Janux Therapeutics, Inc.	31,194	0.0
2,380 (1)	Joint Corp./The	32,130	0.0
4,065 (1)	KalVista Pharmaceuticals, Inc.	36,585	0.0
17,286 (1)	Karyopharm Therapeutics, Inc.	30,942	0.0
3,405 (1)	Keros Therapeutics, Inc.	136,813	0.1
11,110 (1)	Kezar Life Sciences, Inc.	27,220	0.0
5,068 (1)	Kiniksa Pharmaceuticals Ltd.	71,357	0.0
5,132 (1)	Kodiak Sciences, Inc.	35,411	0.0
3,260 (1)	Krystal Biotech, Inc.	382,724	0.1
9,847 (1)	Kura Oncology, Inc.	104,181	0.0
5,667 (1)	Kymera Therapeutics, Inc.	130,284	0.0
10,306 (1)	Lantheus Holdings, Inc.	864,880	0.2
3,069	LeMaitre Vascular, Inc.	206,482	0.1
13,901 (1)	Lexicon Pharmaceuticals, Inc.	31,833	0.0
16,088 (1)	LifeStance Health Group, Inc.	146,883	0.1
2,531 (1)	Ligand Pharmaceuticals, Inc.	182,485	0.1

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
21,329 (1)	Lineage Cell Therapeutics, Inc.	$30,074	0.0
7,384 (1)	Liquidia Corp.	57,964	0.0
8,170 (1)	LivaNova PLC	420,183	0.1
2,467 (1)	Longboard Pharmaceuticals, Inc.	18,108	0.0
26,796 (1)	Lyell Immunopharma, Inc.	85,211	0.0
9,028 (1)	MacroGenics, Inc.	48,300	0.0
2,055 (1)	Madrigal Pharmaceuticals, Inc.	474,705	0.1
38,709 (1)	MannKind Corp.	157,546	0.1
7,634 (1)	Marinus Pharmaceuticals, Inc.	82,905	0.0
13,562 (1)	MaxCyte, Inc.	62,250	0.0
5,223 (1)	MeiraGTx Holdings plc	35,099	0.0
8,556 (1)	Merit Medical Systems, Inc.	715,624	0.2
15,147 (1)	Mersana Therapeutics, Inc.	49,834	0.0
802	Mesa Laboratories, Inc.	103,057	0.0
17,423 (1)	MiMedx Group, Inc.	115,166	0.0
2,190 (1)	Mineralys Therapeutics, Inc.	37,340	0.0
4,064 (1)	Mirum Pharmaceuticals, Inc.	105,136	0.0
1,978 (1)	ModivCare, Inc.	89,425	0.0
4,824 (1)	Monte Rosa Therapeutics, Inc.	33,044	0.0
4,583 (1)	Morphic Holding, Inc.	262,743	0.1
58,236 (1)	Multiplan Corp.	122,878	0.0
12,178 (1)	Myriad Genetics, Inc.	282,286	0.1
6,928 (1)	NanoString Technologies, Inc.	28,058	0.0
6,972 (1)	Nano-X Imaging Ltd.	107,996	0.0
2,011	National Healthcare Corp.	124,320	0.0
2,263	National Research Corp.	98,463	0.0
8,330 (1)	Nautilus Biotechnology, Inc.	32,237	0.0
32,821 (1)	Neogen Corp.	713,857	0.2
19,234 (1)	NeoGenomics, Inc.	309,090	0.1
5,317 (1)	Nevro Corp.	135,158	0.1
8,743 (1)	NextGen Healthcare, Inc.	141,811	0.1
7,801 (1)	NGM Biopharmaceuticals, Inc.	20,205	0.0
5,096 (1)	Nkarta, Inc.	11,160	0.0
13,031 (1)	Novavax, Inc.	96,820	0.0
7,334 (1)	Nurix Therapeutics, Inc.	73,267	0.0
3,631 (1)	Nuvalent, Inc.	153,119	0.1
7,825 (1)	NuVasive, Inc.	325,442	0.1
24,344 (1)	Nuvation Bio, Inc.	43,819	0.0
1,145 (1)	Nuvectis Pharma, Inc.	18,286	0.0
11,608 (1)	Ocular Therapeutix, Inc.	59,897	0.0
4,129 (1)	Olema Pharmaceuticals, Inc.	37,285	0.0
3,781 (1)	Omega Therapeutics, Inc.	21,174	0.0
9,276 (1)	Omeros Corp.	50,461	0.0
14,186 (1)	OmniAb, Inc.	71,356	0.0
6,754 (1)	Omnicell, Inc.	497,567	0.1
63,349 (1)	Opko Health, Inc.	137,467	0.1
2,535 (1)	OptimizeRx Corp.	36,225	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
25,556 (1)	Option Care Health, Inc.	$830,314	0.2
11,682 (1)	OraSure Technologies, Inc.	58,527	0.0
11,240 (1)	Organogenesis Holdings, Inc.	37,317	0.0
6,062 (1)	ORIC Pharmaceuticals, Inc.	47,041	0.0
5,382 (1)	Orthofix Medical, Inc.	97,199	0.0
2,419 (1)	OrthoPediatrics Corp.	106,073	0.0
25,821 (1)	Outlook Therapeutics, Inc.	44,929	0.0
7,502 (1)	Outset Medical, Inc.	164,069	0.1
9,798 (1)	Ovid therapeutics, Inc.	32,137	0.0
11,189 (1)	Owens & Minor, Inc.	213,039	0.1
5,930 (1)	P3 Health Partners, Inc.	17,731	0.0
37,914 (1)	Pacific Biosciences of California, Inc.	504,256	0.1
6,858 (1)	Pacira BioSciences, Inc.	274,800	0.1
6,967 (1)	Paragon 28, Inc.	123,595	0.0
13,259	Patterson Cos., Inc.	440,994	0.1
4,277 (1)	PDS Biotechnology Corp.	21,513	0.0
12,715 (1)	Pediatrix Medical Group, Inc.	180,680	0.1
4,503 (1)	Pennant Group, Inc./The	55,297	0.0
1,676 (1)	PepGen, Inc.	14,983	0.0
4,387 (1)	PetIQ, Inc.	66,551	0.0
3,773 (1)	Phathom Pharmaceuticals, Inc.	54,029	0.0
3,492	Phibro Animal Health Corp.	47,840	0.0
7,647 (1)	Phreesia, Inc.	237,133	0.1
8,555 (1)	Pliant Therapeutics, Inc.	155,017	0.1
6,453 (1)	PMV Pharmaceuticals, Inc.	40,396	0.0
13,709 (1)	Point Biopharma Global, Inc.	124,204	0.0
10,618 (1)	Poseida Therapeutics, Inc.	18,688	0.0
19,549 (1)	Precigen, Inc.	22,481	0.0
7,563 (1)	Prestige Consumer Healthcare, Inc.	449,469	0.1
6,005 (1)	Prime Medicine, Inc.	87,973	0.0
10,310 (1)	Privia Health Group, Inc.	269,194	0.1
5,455 (1)	PROCEPT BioRobotics Corp.	192,834	0.1
11,829 (1)	Progyny, Inc.	465,353	0.1
9,367 (1)	ProKidney Corp.	104,817	0.0
8,195 (1)	Protagonist Therapeutics, Inc.	226,346	0.1
9,001 (1)	Protalix BioTherapeutics, Inc.	18,002	0.0
6,258 (1)	Prothena Corp. PLC	427,296	0.1
10,678 (1)	PTC Therapeutics, Inc.	434,274	0.1
5,593 (1)	Pulmonx Corp.	73,324	0.0
2,584 (1)	Pulse Biosciences, Inc.	18,579	0.0
5,231 (1)	Quanterix Corp.	117,959	0.0
15,586 (1)	Quantum-Si, Inc.	27,899	0.0
6,748 (1)	Quipt Home Medical Corp.	36,034	0.0
7,616 (1)	RadNet, Inc.	248,434	0.1
4,748 (1)	Rallybio Corp.	26,874	0.0
4,574 (1)	RAPT Therapeutics, Inc.	85,534	0.0
4,323 (1)	Reata Pharmaceuticals, Inc.	440,773	0.1

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
20,633 (1)	Recursion Pharmaceuticals, Inc.	$154,129	0.1
6,164 (1)	REGENXBIO, Inc.	123,218	0.0
13,577 (1)	Relay Therapeutics, Inc.	170,527	0.1
6,284 (1)	Replimune Group, Inc.	145,914	0.1
12,621 (1)	Revance Therapeutics, Inc.	319,438	0.1
15,295 (1)	REVOLUTION Medicines, Inc.	409,141	0.1
7,784 (1)	Rhythm Pharmaceuticals, Inc.	128,358	0.0
27,406 (1)	Rigel Pharmaceuticals, Inc.	35,354	0.0
8,509 (1)	Rocket Pharmaceuticals, Inc.	169,074	0.1
4,130 (1)	RxSight, Inc.	118,944	0.0
7,966 (1)	Sage Therapeutics, Inc.	374,561	0.1
14,159 (1)	Sana Biotechnology, Inc.	84,388	0.0
659 (1)	Sanara Medtech, Inc.	26,426	0.0
21,114 (1)	Sangamo Therapeutics, Inc.	27,448	0.0
12,160 (1)	Savara, Inc.	38,851	0.0
4,365 (1)	Scholar Rock Holding Corp.	32,912	0.0
8,199 (1)	Schrodinger, Inc./United States	409,294	0.1
4,481 (1)	scPharmaceuticals, Inc.	45,661	0.0
9,039 (1)	Seer, Inc.	38,597	0.0
15,652	Select Medical Holdings Corp.	498,673	0.1
18,730 (1)	Selecta Biosciences, Inc.	20,978	0.0
796 (1)	Semler Scientific, Inc.	20,887	0.0
14,776 (1)	Seres Therapeutics, Inc.	70,777	0.0
46,794 (1)	Sharecare, Inc.	81,890	0.0
5,227 (1)	SI-BONE, Inc.	141,024	0.1
7,410	SIGA Technologies, Inc.	37,421	0.0
3,519 (1)	Sight Sciences, Inc.	29,137	0.0
5,778 (1)	Silk Road Medical, Inc.	187,727	0.1
3,698 (1)	Silverback Therapeutics, Inc.	24,777	0.0
2,406	Simulations Plus, Inc.	104,252	0.0
24,014 (1)	SomaLogic, Inc.	55,472	0.0
8,791 (1)	SpringWorks Therapeutics, Inc.	230,500	0.1
7,295 (1)	Staar Surgical Co.	383,498	0.1
4,245 (1)	Stoke Therapeutics, Inc.	45,124	0.0
17,650 (1)	Summit Therapeutics, Inc.	44,302	0.0
7,412 (1)	Supernus Pharmaceuticals, Inc.	222,805	0.1
10,135 (1)	Surgery Partners, Inc.	455,974	0.1
2,224 (1)	SurModics, Inc.	69,633	0.0
9,386 (1)	Sutro Biopharma, Inc.	43,645	0.0
9,938 (1)	Syndax Pharmaceuticals, Inc.	208,002	0.1
3,566 (1)	Tactile Systems Technology, Inc.	88,900	0.0
7,307 (1)	Tango Therapeutics, Inc.	24,259	0.0
1,312 (1)	Taro Pharmaceuticals Industries, Ltd.	49,764	0.0
3,713 (1)	Tarsus Pharmaceuticals, Inc.	67,094	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
2,685 (1)	Tela Bio, Inc.	$27,199	0.0
7,055 (1)	Tenaya Therapeutics, Inc.	41,413	0.0
6,515 (1)	Terns Pharmaceuticals, Inc.	57,006	0.0
20,715 (1)	TG Therapeutics, Inc.	514,561	0.2
9,764 (1)	Theravance Biopharma, Inc.	101,057	0.0
3,153 (1)	Theseus Pharmaceuticals, Inc.	29,418	0.0
4,781 (1)	TransMedics Group, Inc.	401,508	0.1
10,978 (1)	Travere Therapeutics, Inc.	168,622	0.1
6,864 (1)	Treace Medical Concepts, Inc.	175,581	0.1
6,609 (1)	Trevi Therapeutics, Inc.	15,796	0.0
8,538 (1)	Twist Bioscience Corp.	174,687	0.1
2,074 (1)	Tyra Biosciences, Inc.	35,320	0.0
1,074 (1)	UFP Technologies, Inc.	208,195	0.1
3,094 (1)	UroGen Pharma Ltd.	32,023	0.0
1,961	US Physical Therapy, Inc.	238,046	0.1
595	Utah Medical Products, Inc.	55,454	0.0
8,777 (1)	Vanda Pharmaceuticals, Inc.	57,840	0.0
6,176 (1)	Varex Imaging Corp.	145,568	0.1
13,879 (1)	Vaxcyte, Inc.	693,117	0.2
7,098 (1)	Vaxxinity, Inc.	17,887	0.0
7,070 (1)	Ventyx Biosciences, Inc.	231,896	0.1
5,131 (1)	Vera Therapeutics, Inc.	82,353	0.0
10,900 (1)	Veracyte, Inc.	277,623	0.1
16,513 (1)	Veradigm, Inc.	208,064	0.1
7,175 (1)	Vericel Corp.	269,565	0.1
3,374 (1)	Verrica Pharmaceuticals, Inc.	19,468	0.0
7,630 (1)	Verve Therapeutics, Inc.	143,063	0.1
10,456 (1)	Vicarious Surgical, Inc.	19,134	0.0
5,525 (1)	Viemed Healthcare, Inc.	54,035	0.0
2,554 (1)	Vigil Neuroscience, Inc.	24,008	0.0
14,503 (1)	Viking Therapeutics, Inc.	235,094	0.1
12,586 (1)	Vir Biotechnology, Inc.	308,735	0.1
6,387 (1)	Viridian Therapeutics, Inc.	151,947	0.1
6,045 (1)	Vor BioPharma, Inc.	18,679	0.0
4,825 (1)	Voyager Therapeutics, Inc.	55,246	0.0
9,198 (1)	WaVe Life Sciences Ltd.	33,481	0.0
18,743 (1)	X4 Pharmaceuticals, Inc.	36,361	0.0
8,784 (1)	Xencor, Inc.	219,336	0.1
20,626 (1)	Xeris Biopharma Holdings, Inc.	54,040	0.0
1,210 (1)	XOMA Corp.	22,857	0.0
5,784 (1)	Y-mAbs Therapeutics, Inc.	39,273	0.0
7,397 (1)	Zentalis Pharmaceuticals, Inc.	208,669	0.1
5,630 (1)	Zevra Therapeutics, Inc.	28,713	0.0
3,947 (1)	Zimvie, Inc.	44,325	0.0
1,176 (1)	Zura Bio Ltd.	9,643	0.0
8,116 (1)	Zymeworks, Inc.	70,122	0.0
3,483 (1)	Zynex, Inc.	33,402	0.0
		61,127,433	16.4

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 16.9%
9,370 (1)	374Water, Inc.	$22,394	0.0
18,892 (1)	3D Systems Corp.	187,598	0.1
6,787	AAON, Inc.	643,475	0.2
5,206 (1)	AAR Corp.	300,699	0.1
9,912	ABM Industries, Inc.	422,747	0.1
14,217	ACCO Brands Corp.	74,071	0.0
19,141 (1)	ACV Auctions, Inc.	330,565	0.1
12,135 (1)	Aerojet Rocketdyne Holdings, Inc.	665,847	0.2
3,765 (1)	Aerovironment, Inc.	385,084	0.1
4,106 (1)	AerSale Corp.	60,358	0.0
8,807 (1)	Air Transport Services Group, Inc.	166,188	0.1
1,540	Alamo Group, Inc.	283,221	0.1
4,681	Albany International Corp.	436,644	0.1
59,588 (1)	Alight, Inc.	550,593	0.2
2,381 (1)	Allegiant Travel Co.	300,673	0.1
2,189	Allied Motion Technologies, Inc.	87,429	0.0
3,558	Alta Equipment Group, Inc.	61,660	0.0
4,864 (1)	Ameresco, Inc.	236,536	0.1
2,599 (1)	American Woodmark Corp.	198,486	0.1
31,307 (1)	API Group Corp.	853,429	0.2
3,550	Apogee Enterprises, Inc.	168,518	0.1
5,771	Applied Industrial Technologies, Inc.	835,814	0.2
3,612	ArcBest Corp.	356,866	0.1
23,060 (1)	Archer Aviation, Inc.	95,007	0.0
7,309	Arcosa, Inc.	553,803	0.2
2,137	Argan, Inc.	84,219	0.0
4,587	Aris Water Solution, Inc.	47,338	0.0
22,776 (1)	Array Technologies, Inc.	514,738	0.1
7,240 (1)	ASGN, Inc.	547,561	0.2
3,540	Astec Industries, Inc.	160,858	0.1
4,096 (1)	Astronics Corp.	81,347	0.0
2,976 (1)	Asure Software, Inc.	36,188	0.0
5,986 (1)	Atkore, Inc.	933,457	0.3
3,901	AZZ, Inc.	169,537	0.1
9,470 (1)	Babcock & Wilcox Enterprises, Inc.	55,873	0.0
7,432	Barnes Group, Inc.	313,556	0.1
1,158	Barrett Business Services, Inc.	100,978	0.0
7,528 (1)	Beacon Roofing Supply, Inc.	624,673	0.2
10,309 (1)	Berkshire Grey, Inc.	14,536	0.0
18,322 (1)	BlackSky Technology, Inc.	40,675	0.0
9,225 (1)	Blade Air Mobility, Inc.	36,346	0.0
6,650 (1)	Blink Charging Co.	39,833	0.0
28,889 (1)	Bloom Energy Corp.	472,335	0.1
2,761 (1)	Blue Bird Corp.	62,067	0.0
1,359 (1)	BlueLinx Holdings, Inc.	127,447	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
5,935	Boise Cascade Co.	$536,227	0.2
1,616 (1)	Bowman Consulting Group Ltd.	51,518	0.0
7,498 (1)	BrightView Holdings, Inc.	53,836	0.0
6,944	Brink’s Co.	471,012	0.1
4,188	Brookfield Business Corp.	79,069	0.0
3,126	Cadre Holdings, Inc.	68,147	0.0
8,362 (1)	Casella Waste Systems, Inc.	756,343	0.2
7,219 (1)	CBIZ, Inc.	384,628	0.1
4,608 (1)	Ceco Environmental Corp.	61,563	0.0
6,392 (1)	Chart Industries, Inc.	1,021,378	0.3
2,708 (1)	Cimpress PLC	161,072	0.1
2,803 (1)	CIRCOR International, Inc.	158,229	0.1
4,405	Columbus McKinnon Corp.	179,063	0.1
5,389	Comfort Systems USA, Inc.	884,874	0.2
4,949 (1)	Commercial Vehicle Group, Inc.	54,934	0.0
4,870 (1)	Concrete Pumping Holdings, Inc.	39,106	0.0
26,455 (1)	Conduent, Inc.	89,947	0.0
6,094 (1)	Construction Partners, Inc.	191,291	0.1
17,303 (1)	CoreCivic, Inc.	162,821	0.1
8,806	Costamare, Inc.	85,154	0.0
1,439	Covenant Logistics Group, Inc.	63,071	0.0
1,154	CRA International, Inc.	117,708	0.0
4,722	CSG Systems International, Inc.	249,038	0.1
2,318	CSW Industrials, Inc.	385,228	0.1
9,845 (1)	Custom Truck One Source, Inc.	66,355	0.0
6,568 (1)	Daseke, Inc.	46,830	0.0
6,834	Deluxe Corp.	119,458	0.0
42,307 (1)	Desktop Metal, Inc.	74,883	0.0
862 (1)	Distribution Solutions Group, Inc.	44,876	0.0
3,726	Douglas Dynamics, Inc.	111,333	0.0
1,796 (1)	Ducommun, Inc.	78,252	0.0
2,384 (1)	DXP Enterprises, Inc.	86,801	0.0
4,296 (1)	Dycom Industries, Inc.	488,240	0.1
2,129	Eagle Bulk Shipping, Inc.	102,277	0.0
2,545	Encore Wire Corp.	473,192	0.1
8,434 (1)	Energy Recovery, Inc.	235,730	0.1
14,924 (1)	Energy Vault Holdings, Inc.	40,743	0.0
8,734	Enerpac Tool Group Corp.	235,818	0.1
6,165	EnerSys	669,026	0.2
4,030	Eneti, Inc.	48,803	0.0
4,280	Ennis, Inc.	87,226	0.0
20,627 (1)	Enovix Corp.	372,111	0.1
3,156	EnPro Industries, Inc.	421,421	0.1
12,424 (1)	Enviri Corp.	122,625	0.0

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
16,278 (1)	Eos Energy Enterprises, Inc.	$70,647	0.0
3,868	ESCO Technologies, Inc.	400,841	0.1
14,697 (1)	ESS Tech, Inc.	21,605	0.0
2,921 (1)	Eve Holding, Inc.	30,612	0.0
802 (1)	EVI Industries, Inc.	17,644	0.0
4,850 (1)	ExlService Holdings, Inc.	732,641	0.2
7,567	Exponent, Inc.	706,152	0.2
9,002	Federal Signal Corp.	576,398	0.2
8,969 (1)	First Advantage Corp.	138,212	0.0
9,472 (1)	FiscalNote Holdings, Inc.	34,478	0.0
5,906 (1)	Fluence Energy, Inc.	157,336	0.1
21,326 (1)	Fluor Corp.	631,250	0.2
1,942 (1)	Forrester Research, Inc.	56,493	0.0
3,991	Forward Air Corp.	423,485	0.1
2,133 (1)	Franklin Covey Co.	93,169	0.0
6,921	Franklin Electric Co., Inc.	712,171	0.2
6,024 (1)	Frontier Group Holdings, Inc.	58,252	0.0
14,982	FTAI Aviation Ltd.	474,330	0.1
15,875	FTAI Infrastructure, Inc.	58,579	0.0
9,670 (1)	FTC Solar, Inc.	31,137	0.0
60,397 (1)	FuelCell Energy, Inc.	130,458	0.0
5,334	GATX Corp.	686,699	0.2
6,057	Genco Shipping & Trading Ltd.	84,980	0.0
18,258 (1)	Geo Group, Inc./The	130,727	0.0
4,822 (1)	Gibraltar Industries, Inc.	303,400	0.1
2,213	Global Industrial Co.	61,455	0.0
6,298 (1)	GMS, Inc.	435,822	0.1
18,521	Golden Ocean Group Ltd.	139,834	0.0
3,919	Gorman-Rupp Co.	112,985	0.0
29,590	GrafTech International Ltd.	149,134	0.0
6,750	Granite Construction, Inc.	268,515	0.1
10,364 (1)	Great Lakes Dredge & Dock Corp.	84,570	0.0
4,836	Greenbrier Cos., Inc.	208,432	0.1
6,721	Griffon Corp.	270,856	0.1
4,866	H&E Equipment Services, Inc.	222,619	0.1
8,068 (1)	Hawaiian Holdings, Inc.	86,892	0.0
11,259	Healthcare Services Group, Inc.	168,097	0.1
7,772	Heartland Express, Inc.	127,539	0.0
3,205	Heidrick & Struggles International, Inc.	84,836	0.0
4,942	Helios Technologies, Inc.	326,617	0.1
4,224	Herc Holdings, Inc.	578,054	0.2
2,755 (1)	Heritage-Crystal Clean, Inc.	104,111	0.0
10,319	Hillenbrand, Inc.	529,158	0.2
25,988 (1)	Hillman Solutions Corp.	234,152	0.1
7,174	HNI Corp.	202,163	0.1
4,879 (1)	HUB Group, Inc.	391,881	0.1
6,831 (1)	Hudson Technologies, Inc.	65,714	0.0
3,013 (1)	Huron Consulting Group, Inc.	255,834	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
23,704 (1)	Hyliion Holdings Corp.	$39,586	0.0
1,772	Hyster-Yale Materials Handling, Inc. - A shares	98,948	0.0
1,761 (1)	IBEX Holdings Ltd.	37,386	0.0
2,821	ICF International, Inc.	350,904	0.1
1,460 (1)	IES Holdings, Inc.	83,045	0.0
3,817 (1)	Innodata Isogen, Inc.	43,247	0.0
5,428	Insperity, Inc.	645,715	0.2
2,968	Insteel Industries, Inc.	92,364	0.0
8,861	Interface, Inc.	77,888	0.0
13,617 (1)	Janus International Group, Inc.	145,157	0.0
12,810 (1)	JELD-WEN Holding, Inc.	224,687	0.1
49,183 (1)	JetBlue Airways Corp.	435,761	0.1
42,036 (1)	Joby Aviation, Inc.	431,289	0.1
4,765	John Bean Technologies Corp.	577,994	0.2
1,753	Kadant, Inc.	389,341	0.1
4,426	Kaman Corp.	107,685	0.0
5,380	Kelly Services, Inc.	94,742	0.0
11,991	Kennametal, Inc.	340,424	0.1
2,906	Kforce, Inc.	182,090	0.1
7,835	Korn Ferry	388,146	0.1
18,876 (1)	Kratos Defense & Security Solutions, Inc.	270,682	0.1
15,608 (1)	Legalzoom.com, Inc.	188,545	0.1
7,682 (1)	Leonardo DRS, Inc.	133,206	0.0
21,294 (1)	Li-Cycle Holdings Corp.	118,182	0.0
1,455 (1)	Limbach Holdings, Inc.	35,982	0.0
1,666	Lindsay Corp.	198,820	0.1
3,828 (1)	Liquidity Services, Inc.	63,162	0.0
4,150	LSI Industries, Inc.	52,124	0.0
4,456	Luxfer Holdings PLC	63,409	0.0
5,422 (1)	Manitowoc Co., Inc./The	102,096	0.0
9,094	Marten Transport Ltd.	195,521	0.1
3,406 (1)	Masonite International Corp.	348,911	0.1
19,479 (1)	Masterbrand, Inc.	226,541	0.1
5,436	Matson, Inc.	422,540	0.1
4,629	Matthews International Corp.	197,288	0.1
9,078	MAXIMUS, Inc.	767,182	0.2
1,763 (1)	Mayville Engineering Co., Inc.	21,967	0.0
3,739	Mcgrath Rentcorp	345,783	0.1
16,659 (1)	Microvast Holdings, Inc.	26,654	0.0
1,895	Miller Industries, Inc.	67,216	0.0
11,502	MillerKnoll, Inc.	170,000	0.1
3,548 (1)	Mistras Group, Inc.	27,391	0.0
4,200 (1)	Montrose Environmental Group, Inc.	176,904	0.1
4,283	Moog, Inc.	464,406	0.1
13,094 (1)	MRC Global, Inc.	131,857	0.0
8,411	Mueller Industries, Inc.	734,112	0.2
23,256	Mueller Water Products, Inc.	377,445	0.1

See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,493 (1)	MYR Group, Inc.	$344,882	0.1
874	National Presto Industries, Inc.	63,977	0.0
4,630 (1)	NEXTracker, Inc.	184,320	0.1
89,516 (1)	Nikola Corp.	123,532	0.0
1,715 (1)	Northwest Pipe Co.	51,862	0.0
17,030 (1)	NOW, Inc.	176,431	0.1
8,132 (1)	NuScale Power Corp.	55,298	0.0
2,050 (1)	NV5 Global, Inc.	227,078	0.1
543	Omega Flex, Inc.	56,353	0.0
16,126 (1)	OPENLANE, Inc.	245,438	0.1
6,093	Pangaea Logistics Solutions Ltd.	41,250	0.0
3,738	Park Aerospace Corp.	51,584	0.0
6,151 (1)	Parsons Corp.	296,109	0.1
10,779 (1)	Performant Financial Corp.	29,103	0.0
8,939 (1)	PGT Innovations, Inc.	260,572	0.1
27,768	Pitney Bowes, Inc.	98,299	0.0
28,772 (1)	Planet Labs PBC	92,646	0.0
1,434	Powell Industries, Inc.	86,886	0.0
431	Preformed Line Products Co.	67,279	0.0
8,135	Primoris Services Corp.	247,873	0.1
34,009 (1)	Proterra, Inc.	40,811	0.0
4,186 (1)	Proto Labs, Inc.	146,343	0.0
5,432	Quanex Building Products Corp.	145,849	0.0
6,764 (1)	Radiant Logistics, Inc.	45,454	0.0
21,825 (1)	Resideo Technologies, Inc.	385,430	0.1
5,421	Resources Connection, Inc.	85,164	0.0
5,127	REV Group, Inc.	67,984	0.0
41,812 (1)	Rocket Lab USA, Inc.	250,872	0.1
7,249	Rush Enterprises, Inc. - Class A	440,304	0.1
17,540 (1)	RXO, Inc.	397,632	0.1
11,693	Safe Bulkers, Inc.	38,119	0.0
19,099 (1)	SES AI Corp.	46,602	0.0
25,861 (1)	Shoals Technologies Group, Inc.	661,007	0.2
5,476	Shyft Group, Inc./The	120,801	0.0
6,476	Simpson Manufacturing Co., Inc.	896,926	0.3
12,749 (1)	Skillsoft Corp.	15,809	0.0
7,272 (1)	Skywest, Inc.	296,116	0.1
8,932 (1)	SKYX Platforms Corp.	23,759	0.0
3,365 (1)	SP Plus Corp.	131,605	0.0
16,647	Spirit Airlines, Inc.	285,663	0.1
6,627 (1)	SPX Technologies, Inc.	563,096	0.2
1,822	Standex International Corp.	257,758	0.1
13,833	Steelcase, Inc.	106,652	0.0
21,850 (1)	Stem, Inc.	124,982	0.0
3,937 (1)	Sterling Check Corp.	48,268	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
4,575 (1)	Sterling Infrastructure, Inc.	$255,285	0.1
5,774 (1)	Sun Country Airlines Holdings, Inc.	129,800	0.0
12,903 (1)	SunPower Corp.	126,449	0.0
2,818	Tennant Co.	228,568	0.1
10,045	Terex Corp.	600,992	0.2
13,312 (1)	Terran Orbital Corp.	19,968	0.0
6,672	Textainer Group Holdings Ltd.	262,743	0.1
5,340 (1)	Thermon Group Holdings, Inc.	142,044	0.0
7,877 (1)	Titan International, Inc.	90,428	0.0
3,073 (1)	Titan Machinery, Inc.	90,654	0.0
6,283 (1)	TPI Composites, Inc.	65,155	0.0
1,160 (1)	Transcat, Inc.	98,960	0.0
5,619 (1)	TriNet Group, Inc.	533,636	0.2
12,251	Trinity Industries, Inc.	314,973	0.1
8,354	Triton International Ltd.	695,554	0.2
10,023 (1)	Triumph Group, Inc.	123,985	0.0
4,979 (1)	TrueBlue, Inc.	88,178	0.0
3,102	TTEC Holdings, Inc.	104,972	0.0
25,050 (1)	TuSimple Holdings, Inc.	41,583	0.0
6,746 (1)	Tutor Perini Corp.	48,234	0.0
9,044	UFP Industries, Inc.	877,720	0.2
2,242	Unifirst Corp.	347,532	0.1
1,181	Universal Logistics Holdings, Inc.	34,025	0.0
18,320 (1)	Upwork, Inc.	171,109	0.1
4,946 (1)	US Xpress Enterprises, Inc.	30,368	0.0
1,884 (1)	V2X, Inc.	93,371	0.0
13,353 (1)	Velo3D, Inc.	28,842	0.0
1,981	Veritiv Corp.	248,833	0.1
21,138 (1)	Verra Mobility Corp.	416,841	0.1
3,189 (1)	Viad Corp.	85,720	0.0
3,345 (1)	Vicor Corp.	180,630	0.1
38,007 (1)	Virgin Galactic Holdings, Inc.	147,467	0.0
1,646	VSE Corp.	90,020	0.0
7,337	Wabash National Corp.	188,121	0.1
4,134	Watts Water Technologies, Inc.	759,540	0.2
9,481	Werner Enterprises, Inc.	418,871	0.1
1,952 (1)	Willdan Group, Inc.	37,400	0.0
5,175 (1)	Xometry, Inc.	109,607	0.0
21,964	Zurn Elkay Water Solutions Corp.	590,612	0.2
		62,900,383	16.9
	Information Technology: 13.3%
17,041 (1)	8x8, Inc.	72,083	0.0
3,699 (1)	908 Devices, Inc.	25,375	0.0
10,560	A10 Networks, Inc.	154,070	0.0
16,607 (1)	ACI Worldwide, Inc.	384,784	0.1
7,184 (1)	ACM Research, Inc.	93,967	0.0

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
16,091	Adeia, Inc.	$177,162	0.1
11,936	ADTRAN Holdings, Inc.	125,686	0.0
5,633	Advanced Energy Industries, Inc.	627,798	0.2
3,892 (1)	Aehr Test Systems	160,545	0.1
3,060 (1)	Agilysys, Inc.	210,038	0.1
10,816 (1)	Akoustis Technologies, Inc.	34,395	0.0
7,197 (1)	Alarm.com Holdings, Inc.	371,941	0.1
6,037 (1)	Alkami Technology, Inc.	98,946	0.0
3,580 (1)	Alpha & Omega Co.	117,424	0.0
8,013 (1)	Altair Engineering, Inc.	607,706	0.2
5,514 (1)	Ambarella, Inc.	461,356	0.1
5,288	American Software, Inc.	55,577	0.0
15,661	Amkor Technology, Inc.	465,915	0.1
10,034 (1)	Amplitude, Inc.	110,374	0.0
2,932 (1)	Appfolio, Inc.	504,714	0.1
6,144 (1)	Appian Corp.	292,454	0.1
10,211 (1)	Applied Digital Corp.	95,473	0.0
13,163 (1)	Arlo Technologies, Inc.	143,608	0.0
11,835 (1)	Asana, Inc.	260,843	0.1
3,289 (1)	Atomera, Inc.	28,845	0.0
45,936 (1)	Aurora Innovation, Inc.	135,052	0.0
23,181 (1)	AvePoint, Inc.	133,523	0.0
1,856 (1)	Aviat Networks, Inc.	61,935	0.0
5,326 (1)	Avid Technology, Inc.	135,813	0.0
4,938 (1)	Axcelis Technologies, Inc.	905,284	0.3
4,423	Badger Meter, Inc.	652,658	0.2
1,594	Bel Fuse, Inc.	91,512	0.0
6,365	Belden, Inc.	608,812	0.2
5,607	Benchmark Electronics, Inc.	144,829	0.0
10,140 (1)	BigCommerce Holdings, Inc.	100,893	0.0
10,852 (1)	Bit Digital, Inc.	44,059	0.0
6,690 (1)	Blackbaud, Inc.	476,194	0.1
8,418 (1)	Blackline, Inc.	453,057	0.1
21,128 (1)	Box, Inc.	620,741	0.2
5,125 (1)	Braze, Inc.	224,424	0.1
7,480 (1)	Brightcove, Inc.	29,995	0.0
8,849 (1)	C3.ai, Inc.	322,369	0.1
8,895 (1)	Calix, Inc.	443,949	0.1
2,213 (1)	Cambium Networks Corp.	33,682	0.0
6,033 (1)	Cerence, Inc.	176,345	0.1
3,781 (1)	Ceva, Inc.	96,605	0.0
6,442 (1)	Cipher Mining, Inc.	18,424	0.0
11,376 (1)	Cleanspark, Inc.	48,803	0.0
12,456	Clear Secure, Inc.	288,606	0.1
1,962 (1)	Clearfield, Inc.	92,901	0.0
711	Climb Global Solutions, Inc.	34,028	0.0
7,263 (1)	Cohu, Inc.	301,850	0.1
31,547 (1)	CommScope Holding Co., Inc.	177,610	0.1
6,701 (1)	Commvault Systems, Inc.	486,627	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
4,457	Comtech Telecommunications Corp.	$40,737	0.0
3,048 (1)	Consensus Cloud Solutions, Inc.	94,488	0.0
5,934 (1)	Corsair Gaming, Inc.	105,269	0.0
5,081 (1)	Couchbase, Inc.	80,381	0.0
698 (1)	CPI Card Group, Inc.	16,229	0.0
14,806 (1)	Credo Technology Group Holding Ltd.	256,736	0.1
3,846 (1)	CS Disco, Inc.	31,614	0.0
4,818	CTS Corp.	205,391	0.1
6,162 (1)	Daktronics, Inc.	39,437	0.0
5,360 (1)	Digi International, Inc.	211,130	0.1
2,249 (1)	Digimarc Corp.	66,211	0.0
14,350 (1)	Digital Turbine, Inc.	133,168	0.0
9,623 (1)	DigitalOcean Holdings, Inc.	386,267	0.1
6,700 (1)	Diodes, Inc.	619,683	0.2
4,648 (1)	Domo, Inc.	68,140	0.0
30,243 (1)	E2open Parent Holdings, Inc.	169,361	0.1
9,620 (1)	Eastman Kodak Co.	44,444	0.0
4,012	Ebix, Inc.	101,102	0.0
4,372 (1)	eGain Corp.	32,746	0.0
4,302 (1)	Enfusion, Inc.	48,268	0.0
7,219 (1)	EngageSmart, Inc.	137,811	0.0
7,689 (1)	Envestnet, Inc.	456,342	0.1
4,027 (1)	ePlus, Inc.	226,720	0.1
6,109 (1)	Everbridge, Inc.	164,332	0.1
3,932 (1)	EverCommerce, Inc.	46,555	0.0
17,067 (1)	Evolv Technologies Holdings, Inc.	102,402	0.0
8,343 (1)	Expensify, Inc.	66,577	0.0
19,099 (1)	Extreme Networks, Inc.	497,529	0.1
5,541 (1)	Fabrinet	719,665	0.2
3,085 (1)	Faro Technologies, Inc.	49,977	0.0
17,823 (1)	Fastly, Inc.	281,069	0.1
7,100 (1)	ForgeRock, Inc.	145,834	0.0
11,483 (1)	Formfactor, Inc.	392,948	0.1
24,141 (1)	Freshworks, Inc.	424,399	0.1
8,365 (1)	Grid Dynamics Holdings, Inc.	77,376	0.0
4,081	Hackett Group, Inc.	91,210	0.0
16,719 (1)	Harmonic, Inc.	270,346	0.1
4,457 (1)	Ichor Holdings Ltd.	167,138	0.1
5,121	Immersion Corp.	36,257	0.0
3,447 (1)	Impinj, Inc.	309,024	0.1
20,692 (1)	indie Semiconductor, Inc.	194,505	0.1
30,256 (1)	Infinera Corp.	146,136	0.0
5,974	Information Services Group, Inc.	32,021	0.0
4,418 (1)	Insight Enterprises, Inc.	646,530	0.2
3,028 (1)	Instructure Holdings, Inc.	76,184	0.0

See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,385 (1)	Intapp, Inc.	$99,955	0.0
4,137	InterDigital, Inc.	399,427	0.1
1,661 (1)	inTEST Corp.	43,618	0.0
24,182 (1)	IonQ, Inc.	327,182	0.1
7,461 (1)	Iteris, Inc.	29,546	0.0
6,840 (1)	Itron, Inc.	493,164	0.1
10,433 (1)	Jamf Holding Corp.	203,652	0.1
13,762 (1)	Kaltura, Inc.	29,175	0.0
3,862 (1)	Kimball Electronics, Inc.	106,707	0.0
13,559 (1)	Knowles Corp.	244,876	0.1
8,384	Kulicke & Soffa Industries, Inc.	498,429	0.1
17,437 (1)	Lightwave Logic, Inc.	121,536	0.0
9,638 (1)	LivePerson, Inc.	43,564	0.0
9,681 (1)	LiveRamp Holdings, Inc.	276,489	0.1
5,051 (1)	Luna Innovations, Inc.	46,065	0.0
8,262 (1)	MACOM Technology Solutions Holdings, Inc.	541,409	0.2
25,369 (1)	Marathon Digital Holdings, Inc.	351,614	0.1
37,331 (1)	Matterport, Inc.	117,593	0.0
3,800 (1)	Maxeon Solar Technologies Ltd.	107,008	0.0
11,081 (1)	MaxLinear, Inc.	349,716	0.1
4,117 (1)	MeridianLink, Inc.	85,634	0.0
5,394	Methode Electronics, Inc.	180,807	0.1
1,665 (1)	MicroStrategy, Inc.	570,129	0.2
26,605 (1)	Microvision, Inc.	121,851	0.0
30,244 (1)	Mirion Technologies, Inc.	255,562	0.1
6,710 (1)	Mitek Systems, Inc.	72,736	0.0
5,796 (1)	Model N, Inc.	204,947	0.1
10,969 (1)	N-Able, Inc.	158,063	0.0
4,789	Napco Security Technologies, Inc.	165,939	0.1
15,285 (1)	Navitas Semiconductor Corp.	161,104	0.1
4,726 (1)	Netgear, Inc.	66,920	0.0
10,399 (1)	Netscout Systems, Inc.	321,849	0.1
9,104 (1)	NextNav, Inc.	26,766	0.0
6,818 (1)	nLight, Inc.	105,134	0.0
5,380 (1)	Novanta, Inc.	990,458	0.3
737	NVE Corp.	71,813	0.0
15,483 (1)	Olo, Inc.	100,020	0.0
5,911	ON24, Inc.	47,997	0.0
6,161 (1)	OneSpan, Inc.	91,429	0.0
7,472 (1)	Onto Innovation, Inc.	870,264	0.2
2,436 (1)	OSI Systems, Inc.	287,034	0.1
1 (1)	Ouster, Inc.	5	0.0
12,821 (1)	PagerDuty, Inc.	288,216	0.1
4,061 (1)	PAR Technology Corp.	133,729	0.0
1,964	PC Connection, Inc.	88,576	0.0
4,741 (1)	PDF Solutions, Inc.	213,819	0.1
5,168 (1)	Perficient, Inc.	430,649	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
9,366 (1)	Photronics, Inc.	$241,549	0.1
4,131 (1)	Plexus Corp.	405,829	0.1
8,575	Power Integrations, Inc.	811,795	0.2
8,411 (1)	PowerSchool Holdings, Inc.	160,987	0.1
6,469	Progress Software Corp.	375,849	0.1
6,726 (1)	PROS Holdings, Inc.	207,161	0.1
8,456 (1)	Q2 Holdings, Inc.	261,290	0.1
5,646 (1)	Qualys, Inc.	729,294	0.2
12,395 (1)	Rackspace Technology, Inc.	33,714	0.0
16,477 (1)	Rambus, Inc.	1,057,329	0.3
8,994 (1)	Rapid7, Inc.	407,248	0.1
1,851 (1)	Red Violet, Inc.	38,075	0.0
13,891 (1)	Ribbon Communications, Inc.	38,756	0.0
1,884	Richardson Electronics Ltd./United States	31,086	0.0
8,324 (1)	Rimini Street, Inc.	39,872	0.0
24,167 (1)	Riot Platforms, Inc.	285,654	0.1
2,650 (1)	Rogers Corp.	429,115	0.1
8,645 (1)	Sanmina Corp.	521,034	0.1
5,104	Sapiens International Corp. NV	135,766	0.0
4,111 (1)	Scansource, Inc.	121,521	0.0
4,715 (1)	SEMrush Holdings, Inc.	45,123	0.0
9,544 (1)	Semtech Corp.	242,990	0.1
4,783 (1)	Silicon Laboratories, Inc.	754,470	0.2
2,555 (1)	SiTime Corp.	301,413	0.1
2,667 (1)	SkyWater Technology, Inc.	25,123	0.0
7,518 (1)	SMART Global Holdings, Inc.	218,097	0.1
27,913 (1)	SmartRent, Inc.	106,907	0.0
7,898 (1)	SolarWinds Corp.	81,033	0.0
21,133 (1)	SoundHound AI, Inc.	96,155	0.0
1,449 (1)	SoundThinking, Inc.	31,675	0.0
12,838 (1)	Sprinklr, Inc.	177,550	0.1
7,144 (1)	Sprout Social, Inc.	329,767	0.1
5,517 (1)	SPS Commerce, Inc.	1,059,595	0.3
6,727 (1)	Squarespace, Inc.	212,170	0.1
7,019 (1)	Super Micro Computer, Inc.	1,749,486	0.5
5,872 (1)	Synaptics, Inc.	501,351	0.1
17,121 (1)	Tenable Holdings, Inc.	745,620	0.2
7,611 (1)	Terawulf, Inc.	13,319	0.0
13,998 (1)	Thoughtworks Holding, Inc.	105,685	0.0
18,511 (1)	Tingo Group, Inc.	22,398	0.0
15,393 (1)	TTM Technologies, Inc.	213,963	0.1
1,589 (1)	Tucows, Inc.	44,079	0.0
2,650 (1)	Turtle Beach Corp.	30,873	0.0
6,837 (1)	Ultra Clean Holdings, Inc.	262,951	0.1
10,564 (1)	Unisys Corp.	42,045	0.0
16,267 (1)	Varonis Systems, Inc.	433,516	0.1
8,072 (1)	Veeco Instruments, Inc.	207,289	0.1
9,649 (1)	Verint Systems, Inc.	338,294	0.1

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
4,179 (1)	Veritone, Inc.	$16,382	0.0
33,808 (1)	Viavi Solutions, Inc.	383,045	0.1
19,261	Vishay Intertechnology, Inc.	566,273	0.2
2,152 (1)	Vishay Precision Group, Inc.	79,947	0.0
9,328 (1)	Vuzix Corp.	47,573	0.0
5,035 (1)	Weave Communications, Inc.	55,939	0.0
7,342 (1)	Workiva, Inc.	746,388	0.2
17,181	Xerox Holdings Corp.	255,825	0.1
6,410 (1)	Xperi, Inc.	84,292	0.0
16,361 (1)	Yext, Inc.	185,043	0.1
20,224 (1)	Zeta Global Holdings Corp.	172,713	0.1
18,822 (1)	Zuora, Inc.	206,477	0.1
		49,599,281	13.3
	Materials: 4.5%
6,188 (1)	5E Advanced Materials, Inc.	20,297	0.0
4,231	AdvanSix, Inc.	148,000	0.0
1,974	Alpha Metallurgical Resources, Inc.	324,447	0.1
4,812	American Vanguard Corp.	85,990	0.0
34,205 (1)	Amyris, Inc.	35,231	0.0
15,021 (1)	Arconic Corp.	444,321	0.1
8,022 (1)	Aspen Aerogels, Inc.	63,294	0.0
19,391 (1)	ATI, Inc.	857,664	0.2
13,472	Avient Corp.	551,005	0.2
4,802	Balchem Corp.	647,358	0.2
8,316	Cabot Corp.	556,257	0.2
2,660	Caledonia Mining Corp. PLC	30,909	0.0
7,233	Carpenter Technology Corp.	405,988	0.1
7,865 (1)	Century Aluminum Co.	68,583	0.0
1,241	Chase Corp.	150,434	0.1
2,671 (1)	Clearwater Paper Corp.	83,656	0.0
48,246 (1)	Coeur Mining, Inc.	137,019	0.0
17,550	Commercial Metals Co.	924,183	0.3
5,195	Compass Minerals International, Inc.	176,630	0.1
19,047 (1)	Constellium SE	327,608	0.1
9,342 (1)	Dakota Gold Corp.	27,279	0.0
13,464 (1)	Danimer Scientific, Inc.	32,044	0.0
12,268 (1)	Diversey Holdings Ltd.	102,929	0.0
14,231 (1)	Ecovyst, Inc.	163,087	0.1
4,165	FutureFuel Corp.	36,860	0.0
7,949	Glatfelter Corp.	24,006	0.0
4,550	Greif, Inc. - Class A	313,449	0.1
3,158	Hawkins, Inc.	150,605	0.1
2,058	Haynes International, Inc.	104,588	0.0
8,021	HB Fuller Co.	573,582	0.2
90,434	Hecla Mining Co.	465,735	0.1
30,765 (1)	i-80 Gold Corp.	69,221	0.0
5,693 (1)	Ingevity Corp.	331,105	0.1
3,749	Innospec, Inc.	376,550	0.1
1,739 (1)	Intrepid Potash, Inc.	39,458	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
8,492 (1)	Ivanhoe Electric, Inc. / US	$110,736	0.0
2,397	Kaiser Aluminum Corp.	171,721	0.1
7,648 (1)	Knife River Corp.	332,688	0.1
3,408	Koppers Holdings, Inc.	116,213	0.0
3,268	Kronos Worldwide, Inc.	28,530	0.0
27,115 (1)	Livent Corp.	743,764	0.2
8,729 (1)	LSB Industries, Inc.	85,981	0.0
3,109	Materion Corp.	355,048	0.1
8,324	Mativ Holdings, Inc.	125,859	0.0
4,879	Minerals Technologies, Inc.	281,469	0.1
5,901	Myers Industries, Inc.	114,656	0.0
37,356 (1)	Novagold Resources, Inc.	149,050	0.0
23,306 (1)	O-I Glass, Inc.	497,117	0.1
1,490	Olympic Steel, Inc.	73,010	0.0
15,817 (1)	Origin Materials, Inc.	67,380	0.0
8,835	Orion SA	187,479	0.1
7,170	Pactiv Evergreen, Inc.	54,277	0.0
23,651 (1)	Perimeter Solutions SA	145,454	0.0
6,190 (1)	Perpetua Resources Corp.	22,717	0.0
2,717 (1)	Piedmont Lithium, Inc.	156,798	0.1
17,525 (1)	PureCycle Technologies, Inc.	187,342	0.1
2,079	Quaker Chemical Corp.	405,197	0.1
4,582	Ramaco Resources, Inc.	40,328	0.0
6,573 (1)	Ranpak Holdings Corp.	29,710	0.0
9,949 (1)	Rayonier Advanced Materials, Inc.	42,582	0.0
3,379	Ryerson Holding Corp.	146,581	0.0
4,063	Schnitzer Steel Industries, Inc.	121,849	0.0
6,294	Sensient Technologies Corp.	447,692	0.1
3,236	Stepan Co.	309,232	0.1
18,162 (1)	Summit Materials, Inc.	687,432	0.2
13,722	SunCoke Energy, Inc.	107,992	0.0
5,399	Sylvamo Corp.	218,390	0.1
6,925 (1)	TimkenSteel Corp.	149,372	0.0
6,649	Trimas Corp.	182,781	0.1
5,409	Trinseo PLC	68,532	0.0
17,710	Tronox Holdings PLC	225,094	0.1
338	United States Lime & Minerals, Inc.	70,605	0.0
7,825	Warrior Met Coal, Inc.	304,784	0.1
4,786	Worthington Industries, Inc.	332,483	0.1
		16,747,297	4.5
	Real Estate: 5.9%
14,062	Acadia Realty Trust	202,352	0.1
11,396	Alexander & Baldwin, Inc.	211,738	0.1
377	Alexander’s, Inc.	69,315	0.0
7,846	American Assets Trust, Inc.	150,643	0.0
16,462 (1)	Anywhere Real Estate, Inc.	109,966	0.0
22,553	Apartment Investment and Management Co.	192,152	0.1
31,790	Apple Hospitality REIT, Inc.	480,347	0.1

See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
11,155	Armada Hoffler Properties, Inc.	$130,290	0.0
10,581	Braemar Hotels & Resorts, Inc.	42,536	0.0
26,397	Brandywine Realty Trust	122,746	0.0
28,185	Broadstone Net Lease, Inc.	435,176	0.1
15,155	CareTrust REIT, Inc.	300,978	0.1
4,350	CBL & Associates Properties, Inc.	95,874	0.0
2,386	Centerspace	146,405	0.0
7,753	Chatham Lodging Trust	72,568	0.0
6,464	City Office REIT, Inc.	36,004	0.0
4,180	Community Healthcare Trust, Inc.	138,024	0.0
44,749 (1)	Compass, Inc.	156,621	0.0
16,927	Corporate Office Properties Trust SBI MD	402,016	0.1
3,936	CTO Realty Growth, Inc.	67,463	0.0
24,343 (1)	Cushman & Wakefield PLC	199,126	0.1
31,706	DiamondRock Hospitality Co.	253,965	0.1
24,125	DigitalBridge Group, Inc.	354,879	0.1
36,553	Diversified Healthcare Trust	82,244	0.0
13,118	Douglas Elliman, Inc.	29,122	0.0
25,098	Douglas Emmett, Inc.	315,482	0.1
13,688	Easterly Government Properties, Inc.	198,476	0.1
13,154	Elme Communities	216,252	0.1
20,807	Empire State Realty Trust, Inc.	155,844	0.0
15,868	Equity Commonwealth	321,486	0.1
22,357	Essential Properties Realty Trust, Inc.	526,284	0.1
10,461	eXp World Holdings, Inc.	212,149	0.1
8,188	Farmland Partners, Inc.	99,975	0.0
3,191 (1)	Forestar Group, Inc.	71,957	0.0
13,180	Four Corners Property Trust, Inc.	334,772	0.1
1,182 (1)	FRP Holdings, Inc.	68,048	0.0
6,897	Getty Realty Corp.	233,257	0.1
6,722	Gladstone Commercial Corp.	83,151	0.0
5,497	Gladstone Land Corp.	89,436	0.0
10,452	Global Medical REIT, Inc.	95,427	0.0
15,440	Global Net Lease, Inc.	158,723	0.1
20,273	Hudson Pacific Properties, Inc.	85,552	0.0
33,549	Independence Realty Trust, Inc.	611,263	0.2
4,191	Innovative Industrial Properties, Inc.	305,985	0.1
10,400	InvenTrust Properties Corp.	240,656	0.1
16,372	JBG SMITH Properties	246,235	0.1
17,721	Kennedy-Wilson Holdings, Inc.	289,384	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
32,530	Kite Realty Group Trust	$726,720	0.2
6,321	LTC Properties, Inc.	208,719	0.1
43,210	LXP Industrial Trust	421,298	0.1
32,281	Macerich Co.	363,807	0.1
4,003	Marcus & Millichap, Inc.	126,135	0.0
6,361	National Health Investors, Inc.	333,444	0.1
20,814	Necessity Retail REIT, Inc./The	140,703	0.0
9,473	NETSTREIT Corp.	169,283	0.1
21,325	Newmark Group, Inc.	132,642	0.0
5,144	NexPoint Diversified Real Estate Trust	64,403	0.0
3,614	NexPoint Residential Trust, Inc.	164,365	0.1
7,503	Office Properties Income Trust	57,773	0.0
3,076	One Liberty Properties, Inc.	62,504	0.0
82,038 (1)	Opendoor Technologies, Inc.	329,793	0.1
9,555	Orion Office REIT, Inc.	63,159	0.0
21,889	Outfront Media, Inc.	344,095	0.1
28,640	Paramount Group, Inc.	126,875	0.0
4,208	Peakstone Realty Trust	117,487	0.0
19,062	Pebblebrook Hotel Trust	265,724	0.1
17,530	Phillips Edison & Co., Inc.	597,422	0.2
35,375	Physicians Realty Trust	494,896	0.1
19,402	Piedmont Office Realty Trust, Inc.	141,053	0.0
6,745	Plymouth Industrial REIT, Inc.	155,270	0.0
11,891	PotlatchDeltic Corp.	628,439	0.2
2,952	RE/MAX Holdings, Inc.	56,856	0.0
15,799 (1)	Redfin Corp.	196,224	0.1
18,098	Retail Opportunity Investments Corp.	244,504	0.1
24,189	RLJ Lodging Trust	248,421	0.1
2,502	RMR Group, Inc.	57,971	0.0
13,549	RPT Realty	141,587	0.0
8,736	Ryman Hospitality Properties	811,749	0.2
34,503	Sabra Healthcare REIT, Inc.	406,100	0.1
4,763	Safehold, Inc.	113,026	0.0
2,169	Saul Centers, Inc.	79,884	0.0
25,076	Service Properties Trust	217,910	0.1
28,445	SITE Centers Corp.	376,043	0.1
9,678	SL Green Realty Corp.	290,824	0.1
5,259	St. Joe Co.	254,220	0.1
1,942 (1)	Star Holdings	28,489	0.0
1,042	Stratus Properties, Inc.	27,353	0.0
16,941	Summit Hotel Properties, Inc.	110,286	0.0
31,687	Sunstone Hotel Investors, Inc.	320,672	0.1
15,355	Tanger Factory Outlet Centers, Inc.	338,885	0.1
3,761 (1)	Tejon Ranch Co.	64,727	0.0

See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
12,136	Terreno Realty Corp.	$729,374	0.2
8,607	UMH Properties, Inc.	137,540	0.0
36,407	Uniti Group, Inc.	168,200	0.1
2,242	Universal Health Realty Income Trust	106,674	0.0
17,226	Urban Edge Properties	265,797	0.1
5,128	Urstadt Biddle Properties, Inc.	109,021	0.0
12,804 (1)	Veris Residential, Inc.	205,504	0.1
8,702	Whitestone REIT	84,409	0.0
17,292	Xenia Hotels & Resorts, Inc.	212,865	0.1
		22,083,468	5.9
	Utilities: 2.9%
8,625	ALLETE, Inc.	499,991	0.1
10,276 (1)	Altus Power, Inc.	55,490	0.0
5,546	American States Water Co.	482,502	0.1
1,474	Artesian Resources Corp.	69,602	0.0
11,256	Avista Corp.	442,023	0.1
9,899	Black Hills Corp.	596,514	0.2
15,017	Brookfield Infrastructure Corp.	684,475	0.2
6,393 (1)	Cadiz, Inc.	25,956	0.0
8,323	California Water Service Group	429,716	0.1
2,673	Chesapeake Utilities Corp.	318,087	0.1
2,448	Consolidated Water Co., Ltd.	59,315	0.0
3,139	Genie Energy Ltd.	44,385	0.0
5,571	MGE Energy, Inc.	440,722	0.1
2,641	Middlesex Water Co.	213,023	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
10,034 (1)	Montauk Renewables, Inc.	$74,653	0.0
14,730	New Jersey Resources Corp.	695,256	0.2
5,543	Northwest Natural Holding Co.	238,626	0.1
9,004	NorthWestern Corp.	511,067	0.1
8,244	ONE Gas, Inc.	633,222	0.2
8,021	Ormat Technologies, Inc.	645,370	0.2
6,278	Otter Tail Corp.	495,711	0.1
13,313	PNM Resources, Inc.	600,416	0.2
14,255	Portland General Electric Co.	667,562	0.2
3,897 (1)	Purecycle Corp.	42,867	0.0
4,675	SJW Group	327,764	0.1
9,550	Southwest Gas Holdings, Inc.	607,858	0.2
7,709	Spire, Inc.	489,059	0.1
15,158 (1)	Sunnova Energy International, Inc.	277,543	0.1
2,680	Unitil Corp.	135,903	0.0
2,537	York Water Co.	104,702	0.0
		10,909,380	2.9
	Total Common Stock (Cost $358,422,530)	362,556,934	97.2
	Assets in Excess of Other Liabilities	10,509,217	2.8
	Net Assets	$373,066,151	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$362,556,934	$—	$—	$362,556,934
Total Investments, at fair value	$362,556,934	$—	$—	$362,556,934
Other Financial Instruments+
Futures	75,898	—	—	75,898
Total Assets	$362,632,832	$—	$—	$362,632,832

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya VACS Index Series SC Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	108	09/15/23	$10,279,980	$75,898
			$10,279,980	$75,898
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$75,898
Total Asset Derivatives		$75,898

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(14,831)
Total	$(14,831)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$75,898
Total	$75,898
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $358,422,530.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$34,546,411
Gross Unrealized Depreciation	(30,336,109)
Net Unrealized Appreciation	$4,210,302
See Accompanying Notes to Financial Statements
94

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW MANAGEMENT AND SUB-ADVISORY CONTRACTS FOR NEW PORTFOLIOS
Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya VACS Index Series EM Portfolio (“Series EM Portfolio”), a series of Voya Variable Portfolios, Inc. (“VVPI”); Voya VACS Index Series I Portfolio (“Series I Portfolio”), a series of VVPI; Voya VACS Index Series MC Portfolio (“Series MC Portfolio”), a series of VVPI; Voya VACS Index Series SC Portfolio (“Series SC Portfolio”), a series of VVPI; and Voya VACS Index Series S Portfolio (“Series S Portfolio”), a series of Voya Investors Trust (“VIT”) (each, a “VACS Index Series Portfolio” and collectively, the “VACS Index Series Portfolios”) can enter into a new investment management or sub-advisory contract only if the Boards of Directors/Trustees of VVPI and VIT (the “Board”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of the VACS Index Series Portfolios, as such term is defined under the 1940 Act (the “Independent Directors/Trustees”), determines to approve the new arrangements. Thus, at its meeting held on September 30, 2022, the Board considered the initial approval of the investment management contracts (the “Management Contracts”) with Voya Investments, LLC (“VIL” or the “Adviser”) and the sub-advisory contracts (the “Sub-Advisory Contracts”) between VIL and the sub-adviser, Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) (together, the “Management and Sub-Advisory Contracts”) for the VACS Index Series Portfolios.
In determining whether to initially approve the Management Contracts and Sub-Advisory Contracts for the VACS Index Series Portfolios, the Board requested, received, evaluated and discussed such information and supporting materials related to that information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Directors/Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Management and Sub-Advisory Contracts.
The materials provided to the Board in support of each Management and Sub-Advisory Contract for VACS Index Series Portfolio and the VACS Index Series Portfolios included the following: (1) a memorandum and presentation materials presenting management’s rationale for proposing the launch of the VACS Index Series Portfolios that discuss, among other things, VIL’s experience and expertise in the management of other funds within the Voya funds complex with similar investment objectives and strategies, including the existing VACS Index Series Portfolios; (2) information about the VACS Index Series Portfolios’ proposed investment objective and strategies and anticipated portfolio characteristics; (3) Fund Analysis and Comparison Tables sheets for the VACS Index Series Portfolios that compare the VACS Index Series Portfolios’ proposed fee structure to its comparable selected peer group (“SPG”) and Morningstar/Lipper category medians; (4) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the VACS Index Series Portfolios; (5) a memorandum provided by counsel to the Independent Directors/Trustees summarizing the guidelines relevant to the Board’s consideration of the approvals of the Management Contracts; (6) a memorandum and other information provided in response to Section 15(c) requests to the Adviser and Sub-Adviser by counsel to the Independent Directors/Trustees on behalf of the Board; and (7) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of other funds in the Voya funds complex.
The Board’s consideration of whether to approve the Management Contracts with VIL on behalf of each VACS Index Series Portfolio took into account several factors, including, but not limited to, the following: (1) the nature, extent and quality of the services to be provided by VIL to the VACS Index Series Portfolios under the proposed Management Contracts; (2) VIL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya funds complex; (3) investment performance information provided to the Board regarding existing series of the Voya funds with substantially similar investment strategies that were achieved by the same portfolio management team; (4) the fairness of the compensation under the proposed Management Contracts in light of the services to be provided to the VACS Index Series Portfolios; (5) the costs for the services to be provided by VIL, including that the proposed management fee would not be subject to breakpoint discounts; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the VACS Index Series Portfolios, including that: (a) the proposed management fee for each VACS Index Series Portfolio is below the average and median management fees of the funds in the Portfolio’s SPG, and (b) the estimated net annual operating expenses for each VACS Index

95

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Series Portfolio are below the average and median expense ratios of the funds in the Portfolio’s SPG; (7) management’s representations that the VACS Index Series Portfolios’ management fee structure is consistent within the VCAS Index Series Portfolios suite; (8) the projected profitability of VIL; (9) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other series of VIT and VVPI; (10) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other funds in the Voya funds complex; (11) the information that had been provided by VIL at regular Board meetings, and in anticipation of the September 30, 2022 meeting, as well as the annual contract renewal Board meetings regarding existing series of the Voya funds, with respect to its capabilities in overseeing similar asset allocation products; and (12) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the VACS Index Series Portfolios.
In reviewing the proposed Sub-Advisory Contracts with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view of the reputation of Voya IM, including its strength and reputation in the industry, and its sub-advisory services; (2) the information that had been provided by Voya IM in advance of the September 30, 2022 meeting at which Voya IM presented with respect to its sub-advisory services; (3) the nature, extent and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contracts; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (5) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the VACS Index Series Portfolios’ Sub-Adviser; (6) Voya IM’s operations and compliance program, including its policies and procedures intended to prevent violation of the Federal securities laws, which had been reviewed and evaluated by the Chief Compliance Officer of VIT and VVPI; (7) Voya IM’s financial condition; (8) the appropriateness of the selection of Voya IM in light of the VACS Index Series Portfolios’ investment objectives and prospective investor base; and (9) Voya IM’s Code of Ethics, which was previously approved by the Board.
With respect to the nature and quality of services to be provided by the Adviser and Sub-Adviser, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance, and developments/ on-going operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the VACS Index Series Portfolios and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.
The Board considered that MR&S also typically provides reports to the Investment Review Committees (“IRCs”) at their meetings prior to sub-adviser presentations. In addition, the Board considered that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/or its performance. The Board also considered that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment investment performance on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.
The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser

96

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.
The Board considered that the VACS Index Series Portfolios also can benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by the Adviser to monitor sub-adviser performance.
The Board also considered the extent of benefits provided to the VACS Index Series Portfolios’ shareholders, beyond investment management services, from being part of the Voya family of funds. The Board also took into account the
Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers.
After its deliberation, the Board concluded that, in its business judgment, the terms of the Management and Sub-Advisory Contracts with respect to each VACS Index Series Portfolio are fair and reasonable to the VACS Index Series Portfolios and that approval of the Management and Sub-Advisory Contracts is in the best interests of each VACS Index Series Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Management and Sub-Advisory Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the fees payable by each VACS Index Series Portfolio under the Management and Sub-Advisory Contracts. During this approval process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for each VACS Index Series Portfolio.

97

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
221498         (0623-081823)

(b)          Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)           Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 5, 2023